UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza – Suite 1900

Irvine, California 92614

(Address of principal executive offices)(Zip code)

Copy to:
Elizabeth M. Forget President Met Investors Series Trust 5 Park Plaza – Suite 1900 Irvine, California 92614	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Met Investors Series Trust Schedule of Investments	March 31, 2012

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-27
American Funds Bond Portfolio	MIST-30
American Funds Growth Allocation Portfolio	MIST-32
American Funds Growth Portfolio	MIST-35
American Funds International Portfolio	MIST-37
American Funds Moderate Allocation Portfolio	MIST-39
AQR Global Risk Balanced Portfolio	MIST-42
Batterymarch Growth and Income Portfolio	MIST-48
BlackRock Global Tactical Strategies Portfolio	MIST-52
BlackRock High Yield Portfolio	MIST-56
BlackRock Large Cap Core Portfolio	MIST-74
Clarion Global Real Estate Portfolio	MIST-78
Dreman Small Cap Value Portfolio	MIST-81
Goldman Sachs Mid Cap Value Portfolio	MIST-85
Harris Oakmark International Portfolio	MIST-89
Invesco Small Cap Growth Portfolio	MIST-92
Janus Forty Portfolio	MIST-96
Lazard Mid Cap Portfolio	MIST-99
Legg Mason ClearBridge Aggressive Growth Portfolio	MIST-102
Loomis Sayles Global Markets Portfolio	MIST-105
Lord Abbett Bond Debenture Portfolio	MIST-115
Lord Abbett Mid Cap Value Portfolio	MIST-132
Met/Eaton Vance Floating Rate Portfolio	MIST-136
Met/Franklin Income Portfolio	MIST-149
Met/Franklin Low Duration Total Return Portfolio	MIST-158
Met/Franklin Mutual Shares Portfolio	MIST-171
Met/Franklin Templeton Founding Strategy Portfolio	MIST-178
Met/Templeton Growth Portfolio	MIST-180
Met/Templeton International Bond Portfolio	MIST-185
MetLife Aggressive Strategy Portfolio	MIST-197
MetLife Balanced Plus Portfolio	MIST-201
MetLife Balanced Strategy Portfolio	MIST-206
MetLife Defensive Strategy Portfolio	MIST-210
MetLife Growth Strategy Portfolio	MIST-214
MetLife Moderate Strategy Portfolio	MIST-218
MFS® Emerging Markets Equity Portfolio	MIST-222
MFS® Research International Portfolio	MIST-226
Morgan Stanley Mid Cap Growth Portfolio	MIST-230
Oppenheimer Capital Appreciation Portfolio	MIST-234
PIMCO Inflation Protected Bond Portfolio	MIST-237
PIMCO Total Return Portfolio	MIST-254
Pioneer Fund Portfolio	MIST-285
Pioneer Strategic Income Portfolio	MIST-290
Pyramis® Government Income Portfolio	MIST-317
Rainier Large Cap Equity Portfolio	MIST-323
RCM Technology Portfolio	MIST-327
SSgA Growth and Income ETF Portfolio	MIST-330
SSgA Growth ETF Portfolio	MIST-333
T. Rowe Price Large Cap Value Portfolio	MIST-336
T. Rowe Price Mid Cap Growth Portfolio	MIST-340
Third Avenue Small Cap Value Portfolio	MIST-346
Turner Mid Cap Growth Portfolio	MIST-350
Van Kampen Comstock Portfolio	MIST-354
Notes to Schedule of Investments	MIST-357

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—35.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
BAE Systems plc	106,706	$511,526
Boeing Co. (The)	33,995	2,528,208
Cobham plc	34,745	127,251
Elbit Systems, Ltd.	777	30,286
European Aeronautic Defence and Space Co. N.V.	13,635	558,103
Finmeccanica S.p.A.	13,333	72,151
General Dynamics Corp.	16,300	1,196,094
Goodrich Corp.	5,770	723,789
Honeywell International, Inc.	35,320	2,156,286
L-3 Communications Holdings, Inc.	4,505	318,819
Lockheed Martin Corp.	12,105	1,087,755
Meggitt plc	25,608	165,362
Northrop Grumman Corp.	11,505	702,725
Precision Castparts Corp.	6,625	1,145,462
Raytheon Co.	15,495	817,826
Rockwell Collins, Inc.	6,735	387,667
Rolls-Royce Holdings plc*	62,071	805,821
Safran S.A.	5,639	207,106
Singapore Technologies Engineering, Ltd.	50,000	129,547
Textron, Inc.	12,650	352,049
Thales S.A.	3,333	124,686
United Technologies Corp.	41,445	3,437,448

		17,585,967

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	7,440	487,246
Deutsche Post AG	28,152	542,440
Expeditors International of Washington, Inc.	9,665	449,519
FedEx Corp.	14,370	1,321,465
TNT Express N.V.	11,633	143,850
Toll Holdings, Ltd.	22,227	135,238
United Parcel Service, Inc. - Class B	43,680	3,525,850
Yamato Holdings Co., Ltd.	13,200	205,304

		6,810,912

Airlines—0.0%
All Nippon Airways Co., Ltd.	27,000	81,627
Cathay Pacific Airways, Ltd.	39,000	72,081
Deutsche Lufthansa AG	7,544	105,533
International Consolidated Airlines Group S.A.*	30,755	88,545
Qantas Airways, Ltd.*	36,797	68,058
Singapore Airlines, Ltd.	18,000	153,754
Southwest Airlines Co.	35,125	289,430

		859,028

Auto Components—0.2%
Aisin Seiki Co., Ltd.	6,400	227,573
BorgWarner, Inc.*	4,970	419,170
Bridgestone Corp.	21,600	528,397
Cie Generale des Etablissements Michelin - Class B	6,000	446,563
Continental AG*	2,691	253,991
Denso Corp.	16,200	547,592
GKN plc	51,170	169,023
Goodyear Tire & Rubber Co. (The)*	11,130	124,879
Johnson Controls, Inc.	30,915	1,004,119
Koito Manufacturing Co., Ltd.	3,000	48,908

Security Description	Shares	Value

Auto Components—(Continued)
NGK Spark Plug Co., Ltd.	5,000	$71,909
NHK Spring Co., Ltd.	5,000	54,328
NOK Corp.	3,500	76,470
Nokian Renkaat Oyj	3,738	182,034
Pirelli & C S.p.A.	7,837	93,162
Stanley Electric Co., Ltd.	4,800	76,969
Sumitomo Rubber Industries, Ltd.	5,700	76,299
Toyoda Gosei Co., Ltd.	2,200	43,296
Toyota Boshoku Corp.	2,200	26,077
Toyota Industries Corp.	6,000	182,777

		4,653,536

Automobiles—0.5%
Bayerische Motoren Werke (BMW) AG	10,977	987,058
Daihatsu Motor Co., Ltd.	7,000	129,308
Daimler AG	30,049	1,811,620
Fiat S.p.A.	25,200	148,090
Ford Motor Co.	173,035	2,161,207
Fuji Heavy Industries, Ltd.	19,000	154,336
Harley-Davidson, Inc.	10,425	511,659
Honda Motor Co., Ltd.	54,100	2,079,572
Isuzu Motors, Ltd.	39,000	229,107
Mazda Motor Corp.*	85,000	149,744
Mitsubishi Motors Corp.*	128,000	146,308
Nissan Motor Co., Ltd.	82,400	883,164
Peugeot S.A.	7,647	123,066
Renault S.A.	6,430	339,719
Suzuki Motor Corp.	11,200	270,170
Toyota Motor Corp.	91,500	3,984,106
Volkswagen AG	1,005	162,049
Yamaha Motor Co., Ltd.	9,300	125,970

		14,396,253

Beverages—0.8%
Anheuser-Busch InBev N.V.	26,617	1,939,521
Asahi Group Holdings, Ltd.	12,900	286,975
Beam, Inc.	7,135	417,897
Brown-Forman Corp. - Class B	4,505	375,672
Carlsberg A.S. - Class B	3,587	296,929
Coca-Cola Amatil, Ltd.	18,737	242,744
Coca-Cola Co. (The) (a)	103,085	7,629,321
Coca-Cola Enterprises, Inc.	13,580	388,388
Coca-Cola Hellenic Bottling Co. S.A.*	6,038	115,765
Coca-Cola West Co., Ltd.	2,000	35,131
Constellation Brands, Inc. - Class A*	7,745	182,705
Diageo plc	82,831	1,994,488
Dr Pepper Snapple Group, Inc.	9,620	386,820
Heineken Holding N.V.	3,905	182,759
Heineken N.V.	8,631	479,592
Kirin Holdings Co., Ltd.	27,000	351,619
Molson Coors Brewing Co. - Class B	7,135	322,859
PepsiCo, Inc.	71,555	4,747,674
Pernod-Ricard S.A.	6,591	689,056
SABMiller plc	31,625	1,269,127

		22,335,042

Biotechnology—0.3%
Actelion, Ltd.*	3,777	138,202

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Amgen, Inc.	36,013	$2,448,524
Biogen Idec, Inc.*	10,880	1,370,554
Celgene Corp.*	19,950	1,546,524
CSL, Ltd.	17,437	648,378
Gilead Sciences, Inc.*	34,475	1,684,104
Grifols S.A.*	4,563	97,502

		7,933,788

Building Products—0.1%
Asahi Glass Co., Ltd.	33,000	282,893
Assa Abloy AB - Class B	10,522	330,898
Cie de St-Gobain	13,344	596,333
Daikin Industries, Ltd.	7,800	213,007
Geberit AG*	1,315	275,233
JS Group Corp.	8,800	185,390
Masco Corp.	16,245	217,196
Nippon Sheet Glass Co., Ltd.	29,000	44,793
TOTO, Ltd.	10,000	75,735

		2,221,478

Capital Markets—0.6%
3i Group plc	32,189	110,223
Ameriprise Financial, Inc.	10,085	576,156
Bank of New York Mellon Corp. (The)	54,765	1,321,479
BlackRock, Inc.	4,600	942,540
Charles Schwab Corp. (The)	49,185	706,788
Credit Suisse Group AG	37,827	1,077,691
Daiwa Securities Group, Inc.	55,000	220,323
Deutsche Bank AG	30,816	1,533,027
E*Trade Financial Corp.*	11,485	125,761
Federated Investors, Inc. - Class B	4,150	93,002
Franklin Resources, Inc.	6,527	809,544
GAM Holding AG*	6,468	94,261
Goldman Sachs Group, Inc. (The)	22,530	2,802,056
ICAP plc	18,317	115,115
Invesco, Ltd.	20,250	540,068
Investec plc	17,679	108,300
Julius Baer Group, Ltd.*	6,937	280,183
Legg Mason, Inc.	5,580	155,849
Macquarie Group, Ltd.	11,641	350,831
Man Group plc	60,061	129,805
Mediobanca S.p.A.	17,023	99,915
Morgan Stanley	69,280	1,360,659
Nomura Holdings, Inc.	120,300	536,462
Northern Trust Corp.	10,980	521,001
Partners Group Holding AG	469	91,499
Ratos AB - B Shares	6,313	87,668
SBI Holdings, Inc.	742	70,894
Schroders plc	3,724	94,139
State Street Corp.	22,170	1,008,735
T. Rowe Price Group, Inc.	11,590	756,827
UBS AG*	120,658	1,692,043

		18,412,844

Chemicals—0.9%
Air Liquide S.A.	9,408	1,254,578
Air Products & Chemicals, Inc.	9,615	882,657
Air Water, Inc.	5,000	64,721

Security Description	Shares	Value

Chemicals—(Continued)
Airgas, Inc.	3,190	$283,814
Akzo Nobel N.V.	7,812	460,860
Arkema S.A.	1,880	175,496
Asahi Kasei Corp.	41,000	253,990
BASF SE	30,451	2,666,448
CF Industries Holdings, Inc.	2,990	546,124
Daicel Corp.	9,000	58,423
Denki Kagaku Kogyo KK	15,000	60,521
Dow Chemical Co. (The)	53,980	1,869,867
E.I. du Pont de Nemours & Co.	42,395	2,242,696
Eastman Chemical Co.	6,180	319,444
Ecolab, Inc.	13,305	821,185
FMC Corp.	3,190	337,693
Givaudan S.A.*	280	270,161
Hitachi Chemical Co., Ltd.	3,500	63,586
Incitec Pivot, Ltd.	53,661	175,166
International Flavors & Fragrances, Inc.	3,645	213,597
Israel Chemicals, Ltd.	14,648	168,186
Israel Corp., Ltd. (The)	77	52,288
Johnson Matthey plc	7,211	272,186
JSR Corp.	6,000	122,087
K+S AG	5,774	302,050
Kaneka Corp.	9,000	54,604
Kansai Paint Co., Ltd.	7,000	70,979
Koninklijke DSM N.V.	5,169	299,213
Kuraray Co., Ltd.	11,500	163,170
Lanxess AG	2,805	231,928
Linde AG	5,662	1,016,007
Mitsubishi Chemical Holdings Corp.	44,500	239,536
Mitsubishi Gas Chemical Co., Inc.	12,000	81,088
Mitsui Chemicals, Inc.	27,000	81,960
Monsanto Co.	24,390	1,945,346
Mosaic Co. (The)	13,580	750,838
Nitto Denko Corp.	5,500	223,732
Novozymes A.S. - B Shares	7,772	226,511
Orica, Ltd.	12,175	352,853
PPG Industries, Inc.	6,935	664,373
Praxair, Inc.	13,615	1,560,824
Sherwin-Williams Co. (The)	3,950	429,247
Shin-Etsu Chemical Co., Ltd.	13,600	792,012
Showa Denko KK	49,000	112,071
Sigma-Aldrich Corp.	5,515	402,926
Sika AG	68	147,328
Solvay S.A.	1,999	236,487
Sumitomo Chemical Co., Ltd.	52,000	223,141
Syngenta AG*	3,137	1,080,251
Taiyo Nippon Sanso Corp.	8,000	56,858
Teijin, Ltd.	31,000	104,539
Toray Industries, Inc.	48,000	358,335
Tosoh Corp.	16,000	44,585
Ube Industries, Ltd.	33,000	89,983
Wacker Chemie AG	516	45,497
Yara International ASA	6,186	294,808

		26,318,854

Commercial Banks—1.9%
Aozora Bank, Ltd.	19,000	55,335
Australia & New Zealand Banking Group, Ltd.	87,352	2,105,485
Banca Carige S.p.A.	18,077	23,732

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Banca Monte dei Paschi di Siena S.p.A.	151,819	$64,063
Banco Bilbao Vizcaya Argentaria S.A.	154,429	1,227,709
Banco de Sabadell S.A.	68,312	186,343
Banco Espirito Santo S.A.	21,748	39,708
Banco Popolare SC	58,466	110,736
Banco Popular Espanol S.A.	33,980	121,967
Banco Santander S.A.	284,595	2,187,882
Bank Hapoalim BM	35,075	129,817
Bank Leumi Le-Israel BM	39,082	124,078
Bank of East Asia, Ltd.	51,600	193,601
Bank of Kyoto, Ltd. (The)	11,000	100,395
Bank of Yokohama, Ltd. (The)	40,000	201,290
Bankia S.A.*	28,541	103,478
Bankinter S.A.	7,019	36,827
Barclays plc	384,133	1,450,730
BB&T Corp.	31,675	994,278
Bendigo and Adelaide Bank, Ltd.	12,104	97,194
BNP Paribas S.A.	32,033	1,521,585
BOC Hong Kong Holdings, Ltd.	122,500	338,958
CaixaBank	24,854	96,875
Chiba Bank, Ltd. (The)	25,000	160,308
Chugoku Bank, Ltd. (The)	6,000	81,311
Comerica, Inc.	8,945	289,460
Commerzbank AG*	120,550	304,954
Commonwealth Bank of Australia	52,258	2,712,912
Credit Agricole S.A.	32,920	204,799
Danske Bank A.S.*	2,607	44,284
DBS Group Holdings, Ltd.	58,000	653,925
DnB Nor ASA	32,599	418,700
Erste Group Bank AG	6,428	147,974
Fifth Third Bancorp.	41,795	587,220
First Horizon National Corp.	11,590	120,304
Fukuoka Financial Group, Inc.	25,000	111,530
Gunma Bank, Ltd. (The)	12,000	64,574
Hachijuni Bank, Ltd. (The)	13,000	77,052
Hang Seng Bank, Ltd.	25,400	338,887
Hiroshima Bank, Ltd. (The)	16,000	73,461
Hokuhoku Financial Group, Inc.	41,000	78,722
HSBC Holdings plc	592,377	5,258,175
Huntington Bancshares, Inc.	39,315	253,582
Intesa Sanpaolo S.p.A.	334,046	599,204
Intesa Sanpaolo S.p.A. - RSP	30,915	47,728
Israel Discount Bank, Ltd. - Class A*	26,204	34,980
Iyo Bank, Ltd. (The)	8,000	71,024
Joyo Bank, Ltd. (The)	21,000	96,612
KBC Groep N.V.	5,307	132,890
KeyCorp.	43,360	368,560
Lloyds Banking Group plc*	1,367,107	735,152
M&T Bank Corp.	5,765	500,863
Mitsubishi UFJ Financial Group, Inc.	422,300	2,123,437
Mizrahi Tefahot Bank, Ltd.	4,072	37,035
Mizuho Financial Group, Inc.	756,400	1,242,788
National Australia Bank, Ltd.	73,077	1,862,983
National Bank of Greece S.A.*	31,697	81,602
Natixis	30,466	117,545
Nishi-Nippon City Bank, Ltd. (The)	22,000	62,566
Nordea Bank AB	87,217	793,359
Oversea-Chinese Banking Corp., Ltd.	85,000	602,879
PNC Financial Services Group, Inc.	24,035	1,550,017

Security Description	Shares	Value

Commercial Banks—(Continued)
Raiffeisen Bank International AG	1,611	$56,846
Regions Financial Corp.	64,325	423,902
Resona Holdings, Inc.	62,500	289,829
Royal Bank of Scotland Group plc*	589,083	260,377
Seven Bank, Ltd.	19,741	43,258
Shinsei Bank, Ltd.	45,000	59,366
Shizuoka Bank, Ltd. (The)	19,000	196,554
Skandinaviska Enskilda Banken AB - Class A	46,472	330,316
Societe Generale S.A.	21,896	640,289
Standard Chartered plc	78,950	1,968,720
Sumitomo Mitsui Financial Group, Inc.	44,600	1,480,874
Sumitomo Mitsui Trust Holdings, Inc.	103,000	332,131
SunTrust Banks, Inc.	24,240	585,881
Suruga Bank, Ltd.	6,000	61,537
Svenska Handelsbanken AB - A Shares	16,292	519,579
Swedbank AB - A Shares	27,318	425,287
U.S. Bancorp.	86,935	2,754,101
UniCredit S.p.A.	133,356	668,480
Unione di Banche Italiane SCPA	26,739	113,231
United Overseas Bank, Ltd.	42,000	614,084
Wells Fargo & Co. (a)	240,080	8,196,331
Westpac Banking Corp.	100,479	2,279,375
Wing Hang Bank, Ltd.	6,000	59,799
Yamaguchi Financial Group, Inc.	7,000	63,998
Zions Bancorporation	8,300	178,118

		57,157,687

Commercial Services & Supplies—0.2%
Aggreko plc	8,892	319,850
Avery Dennison Corp.	4,760	143,419
Babcock International Group plc	11,831	150,661
Brambles, Ltd.	48,766	358,968
Cintas Corp.	5,020	196,382
Dai Nippon Printing Co., Ltd.	19,000	195,582
Edenred	5,210	156,730
G4S plc	46,477	202,494
Iron Mountain, Inc.	7,710	222,048
Pitney Bowes, Inc.	9,010	158,396
Republic Services, Inc.	14,315	437,466
RR Donnelley & Sons Co.	8,110	100,483
Secom Co., Ltd.	7,000	344,409
Securitas AB - B Shares	10,317	99,569
Serco Group plc	16,258	141,010
Societe BIC S.A.	999	100,220
Stericycle, Inc.*	3,845	321,596
Toppan Printing Co., Ltd.	18,000	141,706
Waste Management, Inc.	21,005	734,335

		4,525,324

Communications Equipment—0.5%
Alcatel-Lucent*	76,924	174,770
Cisco Systems, Inc. (a)	245,170	5,185,346
F5 Networks, Inc.*	3,645	491,929
Harris Corp.	5,120	230,810
JDS Uniphase Corp.*	10,370	150,261
Juniper Networks, Inc.*	23,940	547,747
Motorola Mobility Holdings, Inc.*	11,960	469,310
Motorola Solutions, Inc.	13,430	682,647

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Nokia Oyj	123,384	$675,203
QUALCOMM, Inc.	76,985	5,236,520
Telefonaktiebolaget LM Ericsson - Class B	99,844	1,032,704

		14,877,247

Computers & Peripherals—1.2%
Apple, Inc.* (a)	42,495	25,474,478
Dell, Inc.*	69,455	1,152,953
EMC Corp.*	93,410	2,791,091
Fujitsu, Ltd.	61,000	322,211
Hewlett-Packard Co.	89,920	2,142,793
Lexmark International, Inc. - Class A	3,190	106,035
NEC Corp.*	86,000	180,060
NetApp, Inc.*	16,500	738,705
SanDisk Corp.*	11,025	546,730
Seiko Epson Corp.	4,300	60,824
Toshiba Corp.	133,000	590,797
Western Digital Corp.*	10,625	439,769

		34,546,446

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	4,666	119,484
Balfour Beatty plc	22,641	103,538
Bouygues S.A.	6,388	195,452
Chiyoda Corp.	5,000	64,106
Eiffage S.A.	1,335	51,674
Ferrovial S.A.	12,084	138,932
Fluor Corp.	7,695	462,008
Fomento de Construcciones y Contratas S.A.	1,678	37,509
Hochtief AG	1,470	89,242
Jacobs Engineering Group, Inc.*	5,820	258,233
JGC Corp.	7,000	217,758
Kajima Corp.	28,000	85,287
Kinden Corp.	4,000	31,030
Koninklijke Boskalis Westminster N.V.	2,329	87,528
Leighton Holdings, Ltd.	4,990	110,295
Obayashi Corp.	21,000	91,790
Quanta Services, Inc.*	9,565	199,909
Shimizu Corp.	19,000	76,592
Skanska AB - B Shares	13,177	228,545
Taisei Corp.	34,000	88,880
Vinci S.A.	15,065	785,990

		3,523,782

Construction Materials—0.1%
Boral, Ltd.	24,049	100,430
Cimpor Cimentos de Portugal SGPS S.A.	6,642	44,334
CRH plc	12,937	264,631
CRH plc	10,900	223,706
Fletcher Building, Ltd.	22,357	123,416
HeidelbergCement AG	4,721	286,018
Holcim, Ltd.*	8,159	532,662
Imerys S.A.	1,119	68,141
James Hardie Industries SE	14,408	115,166
Lafarge S.A.	6,735	321,697
Vulcan Materials Co.	5,820	248,689

		2,328,890

Security Description	Shares	Value

Consumer Finance—0.2%
Aeon Credit Service Co., Ltd.	2,600	$41,161
American Express Co.	46,160	2,670,818
Capital One Financial Corp.	25,165	1,402,697
Credit Saison Co., Ltd.	4,900	100,070
Discover Financial Services	24,045	801,660
SLM Corp.	23,135	364,608

		5,381,014

Containers & Packaging—0.0%
Amcor, Ltd.	40,445	311,778
Ball Corp.	7,040	301,875
Bemis Co., Inc.	4,660	150,471
Owens-Illinois, Inc.*	7,440	173,650
Rexam plc	28,893	197,741
Sealed Air Corp.	8,735	168,673
Toyo Seikan Kaisha, Ltd.	5,000	71,997

		1,376,185

Distributors—0.0%
Genuine Parts Co.	7,115	446,466
Jardine Cycle & Carriage, Ltd.	4,000	153,593
Li & Fung, Ltd.	188,000	429,462

		1,029,521

Diversified Consumer Services—0.0%
Apollo Group, Inc. - Class A*	5,115	197,644
Benesse Holdings, Inc.	2,300	114,862
DeVry, Inc.	2,685	90,941
H&R Block, Inc.	13,315	219,298

		622,745

Diversified Financial Services—0.8%
ASX, Ltd.	5,924	203,775
Bank of America Corp.	488,628	4,676,170
Citigroup, Inc.	133,310	4,872,480
CME Group, Inc.	3,085	892,583
Deutsche Boerse AG	6,500	437,654
Eurazeo	1,041	52,980
Exor S.p.A.	2,112	53,346
First Pacific Co., Ltd.	70,200	77,508
Groupe Bruxelles Lambert S.A.	2,723	210,670
Hong Kong Exchanges and Clearing, Ltd.	34,000	570,534
Industrivarden AB - C Shares	3,879	57,696
ING Groep N.V.*	126,984	1,058,949
IntercontinentalExchange, Inc.*	3,290	452,112
Investor AB - B Shares	15,240	338,039
JPMorgan Chase & Co.	173,790	7,990,864
Kinnevik Investment AB - Class B	6,776	157,763
Leucadia National Corp.	9,005	235,030
London Stock Exchange Group plc	4,913	81,282
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,930	85,537
Moody’s Corp.	8,855	372,795
NASDAQ OMX Group, Inc. (The)*	5,680	147,112
NYSE Euronext	11,690	350,817
ORIX Corp.	3,480	336,046
Pargesa Holding S.A.	891	64,080
Pohjola Bank plc - A Shares	4,552	50,376

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Singapore Exchange, Ltd.	28,000	$154,513

		23,980,711

Diversified Telecommunication Services—0.9%
AT&T, Inc. (a)	269,925	8,429,758
Belgacom S.A.	5,172	166,229
Bezeq The Israeli Telecommunication Corp., Ltd.	58,004	95,800
BT Group plc	257,744	932,100
CenturyLink, Inc.	28,220	1,090,703
Deutsche Telekom AG	93,123	1,121,266
Elisa Oyj	4,659	111,635
France Telecom S.A.	61,473	911,904
Frontier Communications Corp.	45,285	188,838
Hellenic Telecommunications Organization S.A.	8,125	34,587
HKT Trust / HKT, Ltd.*	2,847	2,229
Iliad S.A.	667	91,875
Inmarsat plc	14,957	110,104
Koninklijke KPN N.V.	49,125	540,112
Nippon Telegraph & Telephone Corp.	14,500	659,803
PCCW, Ltd.	131,000	46,832
Portugal Telecom SGPS S.A.	22,153	120,475
Singapore Telecommunications, Ltd.	264,000	658,920
Swisscom AG	782	316,252
TDC A.S.	16,293	118,722
Tele2 AB - B Shares	10,707	218,722
Telecom Corp. of New Zealand, Ltd.	63,810	126,711
Telecom Italia S.p.A.	311,368	369,986
Telecom Italia S.p.A. - Risparmio Shares	199,785	196,285
Telefonica S.A.	136,180	2,233,986
Telekom Austria AG	10,947	127,599
Telenor ASA	24,121	447,201
TeliaSonera AB	71,331	497,217
Telstra Corp., Ltd.	143,486	489,079
Verizon Communications, Inc. (a)	129,120	4,936,258
Vivendi	41,359	760,157
Windstream Corp.	26,670	312,306

		26,463,651

Electric Utilities—0.6%
Acciona S.A.	838	58,538
American Electric Power Co., Inc.	22,010	849,146
Cheung Kong Infrastructure Holdings, Ltd.	15,000	91,058
Chubu Electric Power Co., Inc.	22,600	409,183
Chugoku Electric Power Co., Inc. (The)	9,900	184,526
CLP Holdings, Ltd.	63,782	549,066
Contact Energy, Ltd.*	11,450	44,346
Duke Energy Corp.	60,815	1,277,723
E.ON AG	59,706	1,430,071
EDF S.A.	7,970	181,744
Edison International	14,775	628,085
EDP - Energias de Portugal S.A.	63,274	184,265
Enel S.p.A.	218,226	788,919
Entergy Corp.	7,995	537,264
Exelon Corp.	38,684	1,516,800
FirstEnergy Corp.	19,025	867,350
Fortum Oyj	14,846	360,192
Hokkaido Electric Power Co., Inc.	6,100	89,572
Hokuriku Electric Power Co.	5,600	101,647

Security Description	Shares	Value

Electric Utilities—(Continued)
Iberdrola S.A.	125,976	$714,786
Kansai Electric Power Co., Inc. (The)	24,900	387,162
Kyushu Electric Power Co., Inc.	13,400	191,621
NextEra Energy, Inc.	18,975	1,158,993
Northeast Utilities	8,045	298,630
Pepco Holdings, Inc.	10,270	194,000
Pinnacle West Capital Corp.	4,910	235,189
Power Assets Holdings, Ltd.	46,000	337,605
PPL Corp.	26,305	743,379
Progress Energy, Inc.	13,210	701,583
Red Electrica Corp. S.A.	3,670	179,505
Shikoku Electric Power Co., Inc.	6,100	172,585
Southern Co.	39,405	1,770,467
SP AusNet	47,258	52,636
SSE plc	31,112	661,059
Terna Rete Elettrica Nazionale S.p.A.	39,733	159,644
Tohoku Electric Power Co., Inc.*	15,000	171,806
Tokyo Electric Power Co., Inc. (The)*	47,900	121,317
Verbund AG	2,244	68,238

		18,469,700

Electrical Equipment—0.3%
ABB, Ltd.*	72,676	1,492,979
Alstom S.A.	6,921	269,856
Cooper Industries plc	7,200	460,440
Emerson Electric Co.	33,455	1,745,682
Fuji Electric Co., Ltd.	18,000	47,446
Furukawa Electric Co., Ltd.	21,000	56,457
GS Yuasa Corp.	11,000	60,822
Legrand S.A.	7,514	276,397
Mabuchi Motor Co., Ltd.	800	36,567
Mitsubishi Electric Corp.	64,000	569,164
N.V. Bekaert S.A.	1,285	41,379
Nidec Corp.	3,700	337,773
Prysmian S.p.A.	6,710	117,890
Rockwell Automation, Inc.	6,475	516,058
Roper Industries, Inc.	4,450	441,262
Schneider Electric S.A.	16,230	1,059,707
Sumitomo Electric Industries, Ltd.	25,000	345,681
Ushio, Inc.	3,500	49,641
Vestas Wind Systems A.S.*	6,712	68,254

		7,993,455

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	7,395	441,999
Citizen Holdings Co., Ltd.	8,700	55,255
Corning, Inc.	69,240	974,899
FLIR Systems, Inc.	6,935	175,525
Foxconn International Holdings, Ltd.*	71,000	50,170
FUJIFILM Holdings Corp.	15,400	365,080
Hamamatsu Photonics KK	2,300	87,095
Hexagon AB - B Shares	8,350	162,361
Hirose Electric Co., Ltd.	1,100	116,572
Hitachi High-Technologies Corp.	2,100	50,492
Hitachi, Ltd.	149,000	963,219
Hoya Corp.	14,400	323,905
Ibiden Co., Ltd.	4,000	103,765
Jabil Circuit, Inc.	8,305	208,622

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Keyence Corp.	1,540	$365,102
Kyocera Corp.	5,100	472,090
Molex, Inc.	6,175	173,641
Murata Manufacturing Co., Ltd.	6,800	406,872
Nippon Electric Glass Co., Ltd.	13,000	114,291
Omron Corp.	6,800	147,545
Shimadzu Corp.	8,000	72,471
TDK Corp.	4,100	234,571
TE Connectivity, Ltd.	19,340	710,745
Yaskawa Electric Corp.	7,000	66,130
Yokogawa Electric Corp.	7,100	72,450

		6,914,867

Energy Equipment & Services—0.5%
Aker Solutions ASA	5,417	91,830
AMEC plc	10,945	193,861
Baker Hughes, Inc.	19,885	833,977
Cameron International Corp.*	11,180	590,639
Cie Generale de Geophysique - Veritas*	4,753	141,196
Diamond Offshore Drilling, Inc.	3,185	212,599
FMC Technologies, Inc.*	10,830	546,049
Fugro N.V.	2,355	168,005
Halliburton Co.	41,990	1,393,648
Helmerich & Payne, Inc.	4,905	264,625
Nabors Industries, Ltd.*	13,055	228,332
National Oilwell Varco, Inc.	19,375	1,539,731
Noble Corp.*	11,485	430,343
Petrofac, Ltd.	8,737	243,582
Rowan Cos., Inc.*	5,620	185,067
Saipem S.p.A.	8,824	455,498
SBM Offshore N.V.	5,639	115,160
Schlumberger, Ltd. (a)	60,730	4,246,849
Seadrill, Ltd.	10,958	411,231
Subsea 7 S.A.*	9,474	251,269
Technip S.A.	3,316	391,299
Tenaris S.A.	15,816	302,312
Transocean, Ltd.	11,487	627,408
WorleyParsons, Ltd.	6,534	193,860

		14,058,370

Food & Staples Retailing—0.7%
Aeon Co., Ltd.	19,900	261,691
Carrefour S.A.	19,233	460,799
Casino Guichard Perrachon S.A.	1,867	183,930
Colruyt S.A.	2,496	100,306
Costco Wholesale Corp.	19,785	1,796,478
CVS Caremark Corp.	59,235	2,653,728
Delhaize Group S.A.	3,452	181,478
Distribuidora Internacional de Alimentacion S.A.*	19,024	94,287
FamilyMart Co., Ltd.	2,100	89,008
J Sainsbury plc	40,197	200,096
Jeronimo Martins SGPS S.A.*	7,257	147,922
Kesko Oyj - B Shares	2,205	71,525
Koninklijke Ahold N.V.	38,646	535,401
Kroger Co. (The)	26,090	632,161
Lawson, Inc.	2,000	126,110
Metcash, Ltd.	25,341	126,599
Metro AG	4,401	170,204

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Olam International, Ltd.	48,000	$90,056
Safeway, Inc.	12,200	246,562
Seven & I Holdings Co., Ltd.	25,000	745,949
SUPERVALU, Inc.	9,665	55,187
Sysco Corp.	26,565	793,231
TESCO plc	265,810	1,402,741
Wal-Mart Stores, Inc. (a)	79,524	4,866,869
Walgreen Co.	39,695	1,329,386
Wesfarmers, Ltd.	33,349	1,037,378
Whole Foods Market, Inc.	7,380	614,016
WM Morrison Supermarkets plc	71,040	338,534
Woolworths, Ltd.	40,621	1,093,383

		20,445,015

Food Products—0.8%
Ajinomoto Co., Inc.	21,000	264,501
Archer-Daniels-Midland Co.	30,045	951,225
Aryzta AG*	2,980	147,199
Associated British Foods plc	11,738	229,258
Barry Callebaut AG*	60	60,128
Campbell Soup Co.	8,100	274,185
ConAgra Foods, Inc.	18,770	492,900
Danone S.A.	19,361	1,350,112
Dean Foods Co.*	8,300	100,513
General Mills, Inc.	29,340	1,157,463
Golden Agri-Resources, Ltd.	221,000	137,954
H.J. Heinz Co.	14,575	780,491
Hershey Co. (The)	6,935	425,324
Hormel Foods Corp.	6,175	182,286
J.M. Smucker Co. (The)	5,115	416,156
Kellogg Co.	11,185	599,852
Kerry Group plc - Class A	4,740	219,240
Kikkoman Corp.	5,000	58,151
Kraft Foods, Inc. - Class A	80,440	3,057,524
Lindt & Spruengli AG	30	96,362
Lindt & Spruengli AG	4	148,837
McCormick & Co., Inc.	6,070	330,390
Mead Johnson Nutrition Co.	9,260	763,765
MEIJI Holdings Co., Ltd.	2,300	100,667
Nestle S.A.	109,406	6,885,438
Nippon Meat Packers, Inc.	6,000	76,553
Nisshin Seifun Group, Inc.	6,500	79,056
Nissin Foods Holdings Co., Ltd.	2,000	74,856
Sara Lee Corp.	26,865	578,404
Suedzucker AG	2,184	69,571
Tate & Lyle plc	15,399	173,626
Toyo Suisan Kaisha, Ltd.	3,000	77,900
Tyson Foods, Inc. - Class A	13,210	252,972
Unilever N.V.	54,007	1,837,729
Unilever plc	42,551	1,404,638
Wilmar International, Ltd.	63,439	248,183
Yakult Honsha Co., Ltd.	3,200	110,307
Yamazaki Baking Co., Ltd.	4,000	57,510

		24,271,226

Gas Utilities—0.1%
AGL Resources, Inc.	5,260	206,297
APA Group	17,887	94,894

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
Enagas S.A.	5,899	$113,547
Gas Natural SDG S.A.	11,436	182,639
Hong Kong & China Gas Co., Ltd.	157,000	401,022
ONEOK, Inc.	4,710	384,618
Osaka Gas Co., Ltd.	62,000	249,338
Snam Rete Gas S.p.A.	52,947	254,546
Toho Gas Co., Ltd.	13,000	76,754
Tokyo Gas Co., Ltd.	81,000	382,868

		2,346,523

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	25,560	1,527,977
Becton Dickinson & Co.	9,620	746,993
Boston Scientific Corp.*	66,020	394,800
C.R. Bard, Inc.	3,845	379,578
CareFusion Corp.*	10,170	263,708
Cie Generale d’Optique Essilor International S.A.	6,684	595,797
Cochlear, Ltd.	1,957	125,459
Coloplast A.S. - Class B	782	135,675
Covidien plc	21,965	1,201,046
DENTSPLY International, Inc.	6,475	259,842
Edwards Lifesciences Corp.*	5,210	378,923
Getinge AB - B Shares	6,780	193,003
Intuitive Surgical, Inc.*	1,810	980,568
Medtronic, Inc.	47,325	1,854,667
Olympus Corp.*	7,200	117,747
Smith & Nephew plc	29,414	298,354
Sonova Holding AG*	1,666	185,230
St. Jude Medical, Inc.	14,575	645,818
Straumann Holding AG*	259	44,046
Stryker Corp.	14,730	817,220
Synthes, Inc. (144A)	2,182	378,676
Sysmex Corp.	2,400	97,436
Terumo Corp.	5,700	274,654
Varian Medical Systems, Inc.*	5,115	352,730
William Demant Holding A.S.*	824	76,873
Zimmer Holdings, Inc.	8,105	520,989

		12,847,809

Health Care Providers & Services—0.5%
Aetna, Inc.	15,955	800,303
Alfresa Holdings Corp.	1,300	61,836
AmerisourceBergen Corp.	11,745	466,042
Cardinal Health, Inc.	15,740	678,551
Celesio AG	2,802	50,709
Cigna Corp.	13,045	642,466
Coventry Health Care, Inc.	6,380	226,937
DaVita, Inc.*	4,250	383,223
Express Scripts, Inc.*	22,035	1,193,856
Fresenius Medical Care AG & Co. KGaA	6,953	492,491
Fresenius SE & Co. KGaA	3,796	389,305
Humana, Inc.	7,490	692,675
Laboratory Corp. of America Holdings*	4,405	403,234
McKesson Corp.	11,185	981,707
Medco Health Solutions, Inc.*	17,715	1,245,365
Medipal Holdings Corp.	4,900	63,789
Miraca Holdings, Inc.	1,914	75,119
Patterson Cos., Inc.	3,950	131,930

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Quest Diagnostics, Inc.	7,235	$442,420
Ramsay Health Care, Ltd.	4,328	87,703
Sonic Healthcare, Ltd.	12,206	158,682
Suzuken Co., Ltd.	2,400	74,277
Tenet Healthcare Corp.*	18,610	98,819
UnitedHealth Group, Inc.	47,590	2,804,955
WellPoint, Inc.	15,250	1,125,450

		13,771,844

Health Care Technology—0.0%
Cerner Corp.*	6,680	508,749

Hotels, Restaurants & Leisure—0.5%
Accor S.A.	5,008	179,114
Autogrill S.p.A.	3,772	39,798
Carnival Corp.	20,580	660,206
Carnival plc	6,036	193,013
Chipotle Mexican Grill, Inc.*	1,515	633,270
Compass Group plc	62,983	660,073
Crown, Ltd.	13,186	118,718
Darden Restaurants, Inc.	5,875	300,565
Echo Entertainment Group, Ltd.	22,668	103,299
Galaxy Entertainment Group, Ltd.*	40,971	113,058
Genting Singapore plc*	202,000	273,844
Intercontinental Hotels Group plc	9,785	227,162
International Game Technology	13,510	226,833
Marriott International, Inc. - Class A	12,155	460,067
McDonald’s Corp.	46,360	4,547,916
McDonald’s Holdings Co. Japan, Ltd.	2,200	58,392
OPAP S.A.	7,357	71,359
Oriental Land Co., Ltd.	1,700	182,205
Sands China, Ltd.	79,535	310,027
Shangri-La Asia, Ltd.	46,000	100,121
SJM Holdings, Ltd.	54,456	110,439
Sky City Entertainment Group, Ltd.	19,128	61,714
Sodexo	3,170	260,217
Starbucks Corp.	34,300	1,917,027
Starwood Hotels & Resorts Worldwide, Inc.	8,905	502,331
TABCORP. Holdings, Ltd.	22,565	63,603
Tatts Group, Ltd.	43,446	111,784
TUI Travel plc	16,679	52,327
Whitbread plc	5,841	172,229
Wyndham Worldwide Corp.	6,645	309,059
Wynn Macau, Ltd.	51,178	149,738
Wynn Resorts, Ltd.	3,640	454,563
Yum! Brands, Inc.	21,000	1,494,780

		15,118,851

Household Durables—0.1%
Casio Computer Co., Ltd.	7,800	55,960
DR Horton, Inc.	12,650	191,900
Electrolux AB-Series B	7,924	167,495
Harman International Industries, Inc.	3,190	149,324
Husqvarna AB - B Shares	14,688	88,587
Leggett & Platt, Inc.	6,280	144,503
Lennar Corp. - Class A	7,335	199,365
Newell Rubbermaid, Inc.	13,055	232,510
Panasonic Corp.	73,200	676,576

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
PulteGroup, Inc.*	15,280	$135,228
Rinnai Corp.	1,100	79,594
Sekisui Chemical Co., Ltd.	14,000	122,176
Sekisui House, Ltd.	19,000	187,523
Sharp Corp.	32,690	239,215
Sony Corp.	33,300	692,749
Whirlpool Corp.	3,490	268,241

		3,630,946

Household Products—0.5%
Clorox Co. (The)	5,875	403,906
Colgate-Palmolive Co.	21,865	2,137,960
Henkel AG & Co. KGaA	4,366	272,387
Kimberly-Clark Corp.	17,915	1,323,739
Procter & Gamble Co. (The) (a)	125,455	8,431,831
Reckitt Benckiser Group plc	20,532	1,161,269
Unicharm Corp.	3,800	200,908

		13,932,000

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)*	29,205	381,709
EDP Renovaveis S.A.*	7,185	35,741
Electric Power Development Co., Ltd.	3,900	106,249
Enel Green Power S.p.A.	58,018	110,226
International Power plc	50,348	326,019
NRG Energy, Inc.*	10,335	161,950

		1,121,894

Industrial Conglomerates—0.7%
3M Co.	31,635	2,822,158
Danaher Corp.	26,090	1,461,040
Delek Group, Ltd.	178	35,123
Fraser and Neave, Ltd.	30,000	159,851
General Electric Co. (a)	481,805	9,669,826
Hopewell Holdings, Ltd.	18,500	50,846
Hutchison Whampoa, Ltd.	71,000	708,402
Keppel Corp., Ltd.	47,000	410,716
Koninklijke Philips Electronics N.V.	33,490	678,742
NWS Holdings, Ltd.	44,000	67,417
Orkla A.S.A	25,425	201,100
SembCorp Industries, Ltd.	32,000	134,715
Siemens AG	27,278	2,753,240
Smiths Group plc	12,931	217,804
Tyco International, Ltd.	21,005	1,180,061
Wendel S.A.	1,141	97,555

		20,648,596

Insurance—1.2%
ACE, Ltd.	15,330	1,122,156
Admiral Group plc	6,681	126,878
Aegon N.V.*	56,625	314,104
Aflac, Inc.	21,255	977,517
Ageas	73,353	161,078
AIA Group, Ltd.	279,473	1,023,418
Allianz SE	15,069	1,800,871
Allstate Corp. (The)	22,635	745,144
American International Group, Inc.*	24,485	754,873
AMP, Ltd.	93,960	420,622

Security Description	Shares	Value

Insurance—(Continued)
Aon Corp.	14,730	$722,654
Assicurazioni Generali S.p.A.	38,778	602,191
Assurant, Inc.	3,955	160,178
Aviva plc	95,619	507,171
AXA S.A.	57,698	957,423
Baloise Holding AG	1,630	131,336
Berkshire Hathaway, Inc. - Class B* (a)	80,030	6,494,435
Chubb Corp. (The)	12,310	850,744
Cincinnati Financial Corp.	7,340	253,303
CNP Assurances	4,894	76,337
Dai-ichi Life Insurance Co., Ltd. (The)	301	421,611
Delta Lloyd N.V.	3,372	59,231
Genworth Financial, Inc. - Class A*	22,315	185,661
Gjensidige Forsikring ASA	6,590	77,836
Hannover Rueckversicherung AG	2,075	123,329
Hartford Financial Services Group, Inc. (The)	19,990	421,389
Insurance Australia Group, Ltd.	68,497	242,398
Legal & General Group plc	194,675	407,214
Lincoln National Corp.	13,220	348,479
Loews Corp.	13,870	552,997
Mapfre S.A.	25,365	81,691
Marsh & McLennan Cos., Inc.	24,740	811,225
MetLife, Inc. (b)	48,265	1,802,698
MS&AD Insurance Group Holdings	18,900	391,915
Muenchener Rueckversicherungs AG	5,946	897,310
NKSJ Holdings, Inc.	12,500	282,578
Old Mutual plc	184,361	467,874
Principal Financial Group, Inc.	13,675	403,549
Progressive Corp. (The)	27,755	643,361
Prudential Financial, Inc.	21,410	1,357,180
Prudential plc	84,470	1,010,492
QBE Insurance Group, Ltd.	36,000	529,610
Resolution, Ltd.	45,296	189,390
RSA Insurance Group plc	116,130	194,366
Sampo Oyj - A Shares	14,016	404,808
SCOR SE	5,693	153,751
Sony Financial Holdings, Inc.	5,769	103,542
Standard Life plc	76,706	281,928
Suncorp Group, Ltd.	42,390	369,003
Swiss Life Holding AG*	1,047	124,601
Swiss Re AG*	11,456	732,762
T&D Holdings, Inc.	19,200	224,935
Tokio Marine Holdings, Inc.	24,000	665,840
Torchmark Corp.	4,560	227,316
Travelers Cos., Inc. (The)	17,880	1,058,496
Tryg A.S.	809	45,640
Unum Group	13,215	323,503
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,266	55,851
XL Group plc	14,315	310,492
Zurich Financial Services AG*	4,886	1,313,712

		36,501,997

Internet & Catalog Retail—0.2%
Amazon.com, Inc.*	16,570	3,355,591
Expedia, Inc.	4,265	142,622
Netflix, Inc.*	2,543	292,547
Priceline.com, Inc.*	2,345	1,682,537
Rakuten, Inc.	241	253,421

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—(Continued)
TripAdvisor, Inc.*	4,265	$152,132

		5,878,850

Internet Software & Services—0.4%
Akamai Technologies, Inc.*	8,100	297,270
Dena Co., Ltd.	3,250	90,064
eBay, Inc.*	52,115	1,922,523
Google, Inc. - Class A* (a)	11,605	7,441,590
Gree, Inc.	3,193	80,608
United Internet AG	3,542	66,747
VeriSign, Inc.	7,245	277,773
Yahoo Japan Corp.	483	156,341
Yahoo!, Inc.*	55,255	840,981

		11,173,897

IT Services—0.8%
Accenture plc - Class A	29,485	1,901,783
Amadeus IT Holding S.A. - A Shares	10,323	194,706
AtoS	1,721	99,136
Automatic Data Processing, Inc.	22,365	1,234,324
Cap Gemini S.A.	4,991	223,257
Cognizant Technology Solutions Corp. - Cass A*	13,815	1,063,064
Computer Sciences Corp.	7,035	210,628
Computershare, Ltd.	14,646	136,570
Fidelity National Information Services, Inc.	10,595	350,906
Fiserv, Inc.*	6,280	435,769
Indra Sistemas S.A.	3,245	39,716
International Business Machines Corp. (a)	52,755	11,007,331
Itochu Techno-Solutions Corp.	1,000	44,776
MasterCard, Inc. - Class A	4,900	2,060,646
Nomura Research Institute, Ltd.	3,400	85,108
NTT Data Corp.	42	148,577
Otsuka Corp.	600	48,778
Paychex, Inc.	14,675	454,778
SAIC, Inc.*	12,560	165,792
Teradata Corp.*	7,640	520,666
Total System Services, Inc.	7,235	166,912
Visa, Inc. - Class A	22,710	2,679,780
Western Union Co.	28,150	495,440

		23,768,443

Leisure Equipment & Products—0.1%
Hasbro, Inc.	5,275	193,698
Mattel, Inc.	15,435	519,542
Namco Bandai Holdings, Inc.	6,500	93,803
Nikon Corp.	11,300	344,924
Sankyo Co., Ltd.	1,800	88,356
Sega Sammy Holdings, Inc.	7,100	149,538
Shimano, Inc.	2,500	151,619
Yamaha Corp.	5,200	54,487

		1,595,967

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	15,835	704,816
Life Technologies Corp.*	8,095	395,198
Lonza Group AG*	1,657	85,607
PerkinElmer, Inc.	5,160	142,725
QIAGEN N.V.*	7,681	119,597

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Thermo Fisher Scientific, Inc.	16,660	$939,291
Waters Corp.*	4,050	375,273

		2,762,507

Machinery—0.8%
Alfa Laval AB	11,124	228,733
Amada Co., Ltd.	11,391	77,115
Atlas Copco AB - A Shares	22,337	540,280
Atlas Copco AB - B Shares	13,096	282,129
Caterpillar, Inc.	29,545	3,147,133
Cosco Corp. Singapore, Ltd.	33,000	30,772
Cummins, Inc.	8,755	1,050,950
Deere & Co.	18,275	1,478,447
Dover Corp.	8,400	528,696
Eaton Corp.	15,235	759,160
FANUC Corp.	6,400	1,150,261
Fiat Industrial S.p.A.*	25,192	268,630
Flowserve Corp.	2,480	286,465
GEA Group AG	5,905	203,655
Hino Motors, Ltd.	8,000	58,360
Hitachi Construction Machinery Co., Ltd.	3,600	80,116
IHI Corp.	43,000	108,760
Illinois Tool Works, Inc.	22,070	1,260,638
Ingersoll-Rand plc	13,475	557,191
Invensys plc	26,751	85,301
Japan Steel Works, Ltd. (The)	10,000	69,293
Joy Global, Inc.	4,805	353,167
JTEKT Corp.	7,400	89,571
Kawasaki Heavy Industries, Ltd.	47,000	144,401
Komatsu, Ltd.	31,500	902,228
Kone Oyj - Class B	5,223	290,859
Kubota Corp.	38,000	366,450
Kurita Water Industries, Ltd.	3,800	93,826
Makita Corp.	3,700	149,986
MAN SE	2,131	284,092
Metso Oyj	4,323	184,647
Mitsubishi Heavy Industries, Ltd.	100,000	485,798
Nabtesco Corp.	3,000	62,222
NGK Insulators, Ltd.	8,000	114,684
NSK, Ltd.	14,000	108,983
NTN Corp.	15,000	63,746
PACCAR, Inc.	16,195	758,412
Pall Corp.	5,210	310,672
Parker Hannifin Corp.	6,835	577,899
Sandvik AB	33,454	482,706
Scania AB - B Shares	10,543	219,182
Schindler Holding AG	1,646	197,942
Schindler Holding AG	754	90,174
SembCorp Marine, Ltd.	27,000	113,328
SKF AB - B Shares	13,110	320,629
SMC Corp.	1,800	289,323
Snap-on, Inc.	2,680	163,400
Stanley Black & Decker, Inc.	7,740	595,670
Sulzer AG	829	117,962
Sumitomo Heavy Industries, Ltd.	18,000	100,280
THK Co., Ltd.	4,000	82,265
Vallourec S.A.	3,808	241,044
Volvo AB - B Shares	46,138	671,854
Wartsila Oyj Abp	5,668	213,637

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Weir Group plc (The)	7,139	$201,333
Xylem, Inc.	8,400	233,100
Yangzijiang Shipbuilding Holdings, Ltd.	63,590	67,234
Zardoya Otis S.A.	4,835	62,604

		22,057,395

Marine—0.0%
AP Moeller - Maersk A.S. - Class A	19	140,033
AP Moeller - Maersk A.S. - Class B	44	340,512
Kawasaki Kisen Kaisha, Ltd.*	24,000	53,596
Kuehne & Nagel International AG	1,819	245,919
Mitsui OSK Lines, Ltd.	37,000	163,294
Neptune Orient Lines, Ltd.	29,000	32,622
Nippon Yusen KK	50,000	158,790
Orient Overseas International, Ltd.	7,000	49,783

		1,184,549

Media—0.8%
Axel Springer AG	1,304	65,914
British Sky Broadcasting Group plc	37,538	405,677
Cablevision Systems Corp. - Class A	9,825	144,231
CBS Corp. - Class B	29,510	1,000,684
Comcast Corp. - Class A	122,740	3,683,427
Dentsu, Inc.	6,000	192,726
DIRECTV - Class A*	30,775	1,518,439
Discovery Communications, Inc. - Class A*	11,750	594,550
Eutelsat Communications S.A.	4,482	165,770
Fairfax Media, Ltd.	74,076	55,651
Gannett Co., Inc.	10,730	164,491
Hakuhodo DY Holdings, Inc.	780	49,335
Interpublic Group of Cos., Inc. (The)	20,215	230,653
ITV plc	122,490	172,969
JCDecaux S.A.*	2,191	67,029
Jupiter Telecommunications Co., Ltd.	58	58,076
Kabel Deutschland Holding AG*	3,049	188,225
Lagardere SCA	3,889	120,128
McGraw-Hill Cos., Inc. (The)	12,615	611,449
Mediaset S.p.A.	21,724	60,015
Modern Times Group AB - B Shares	1,606	88,587
News Corp. - Class A	97,925	1,928,143
Omnicom Group, Inc.	12,455	630,846
Pearson plc	27,101	506,308
Publicis Groupe S.A.	4,831	266,199
Reed Elsevier N.V.	22,663	289,308
Reed Elsevier plc	40,079	355,111
Sanoma Oyj	2,682	34,320
Scripps Networks Interactive, Inc. - Class A	4,350	211,802
SES S.A.	10,078	250,015
Singapore Press Holdings, Ltd.	50,000	155,883
Societe Television Francaise 1	3,867	47,363
Time Warner Cable, Inc.	14,335	1,168,303
Time Warner, Inc.	44,085	1,664,209
Toho Co., Ltd.	3,800	69,887
Viacom, Inc. - Class B	24,620	1,168,465
Walt Disney Co. (The)	81,570	3,571,135
Washington Post Co. (The) - Class B	253	94,513
Wolters Kluwer N.V.	9,939	188,130
WPP plc	41,922	573,036

		22,811,002

Security Description	Shares	Value

Metals & Mining—0.8%
Acerinox S.A.	3,286	$42,208
Alcoa, Inc.	48,470	485,669
Allegheny Technologies, Inc.	4,805	197,822
Alumina, Ltd.	80,900	103,553
Anglo American plc	43,875	1,638,668
Antofagasta plc	12,993	240,034
ArcelorMittal	28,542	546,050
BHP Billiton plc	70,022	2,144,115
BHP Billiton, Ltd.	106,472	3,850,677
Boliden AB	9,012	141,837
Cliffs Natural Resources, Inc.	6,425	444,996
Daido Steel Co., Ltd.	9,000	62,881
Eurasian Natural Resources Corp. plc	8,486	80,348
Fortescue Metals Group, Ltd.	41,036	247,161
Freeport-McMoRan Copper & Gold, Inc.	43,160	1,641,806
Fresnillo plc	5,908	151,359
Glencore International plc	45,572	284,274
Hitachi Metals, Ltd.	5,000	62,355
Iluka Resources, Ltd.	14,072	259,498
JFE Holdings, Inc.	15,300	331,146
Kazakhmys plc	7,054	102,704
Kobe Steel, Ltd.	82,000	134,322
Lonmin plc	5,342	87,499
Lynas Corp., Ltd.*	56,819	64,507
Maruichi Steel Tube, Ltd.	1,600	37,596
Mitsubishi Materials Corp.	37,000	117,517
Newcrest Mining, Ltd.	25,379	780,981
Newmont Mining Corp.	22,165	1,136,400
Nippon Steel Corp.	169,000	466,653
Nisshin Steel Co., Ltd.	23,000	38,828
Norsk Hydro ASA	30,675	167,102
Nucor Corp.	14,370	617,191
OZ Minerals, Ltd.	10,671	107,948
Randgold Resources, Ltd.	3,059	267,873
Rio Tinto plc	45,478	2,520,916
Rio Tinto, Ltd.	14,447	979,450
Salzgitter AG	1,287	70,620
Sims Metal Management, Ltd.	5,415	82,570
SSAB AB - A Shares	5,156	48,779
Sumitomo Metal Industries, Ltd.	111,000	225,433
Sumitomo Metal Mining Co., Ltd.	17,583	249,606
ThyssenKrupp AG	12,910	321,363
Titanium Metals Corp.	3,700	50,172
Umicore S.A.	3,852	212,560
United States Steel Corp.	6,475	190,171
Vedanta Resources plc	3,940	77,308
Voestalpine AG	3,621	121,879
Xstrata plc	68,803	1,178,289
Yamato Kogyo Co., Ltd.	1,400	40,998

		23,453,692

Multi-Utilities—0.4%
A2A S.p.A.	31,077	24,917
AGL Energy, Ltd.	15,199	232,268
Ameren Corp.	11,030	359,357
CenterPoint Energy, Inc.	19,330	381,188
Centrica plc	171,499	868,966
CMS Energy Corp.	11,685	257,070
Consolidated Edison, Inc.	13,305	777,278

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
Dominion Resources, Inc.	25,960	$1,329,412
DTE Energy Co.	7,740	425,932
GDF Suez	41,063	1,060,094
Integrys Energy Group, Inc.	3,590	190,234
National Grid plc	118,016	1,190,771
NiSource, Inc.	12,750	310,462
PG&E Corp.	18,765	814,589
Public Service Enterprise Group, Inc.	22,970	703,112
RWE AG	16,230	774,990
SCANA Corp.	5,210	237,628
Sempra Energy	10,980	658,361
Suez Environnement Co.	9,218	141,433
TECO Energy, Inc.	9,765	171,376
Veolia Environnement S.A.	11,983	198,057
Wisconsin Energy Corp.	10,425	366,751
Xcel Energy, Inc.	22,110	585,252

		12,059,498

Multiline Retail—0.2%
Big Lots, Inc.*	2,990	128,630
Dollar Tree, Inc.*	5,470	516,860
Family Dollar Stores, Inc.	5,340	337,915
Harvey Norman Holdings, Ltd.	15,152	31,575
Isetan Mitsukoshi Holdings, Ltd.	12,400	146,781
J Front Retailing Co., Ltd.	16,000	89,932
JC Penney Co., Inc.	6,575	232,952
Kohl’s Corp.	11,485	574,595
Lifestyle International Holdings, Ltd.	19,000	48,445
Macy’s, Inc.	18,830	748,116
Marks & Spencer Group plc	52,231	316,465
Marui Group Co., Ltd.	7,400	62,224
Next plc	5,792	276,109
Nordstrom, Inc.	7,250	403,970
PPR	2,537	436,204
Sears Holdings Corp.*	1,715	113,619
Takashimaya Co., Ltd.	9,000	75,178
Target Corp.	30,540	1,779,566

		6,319,136

Office Electronics—0.1%
Brother Industries, Ltd.	7,800	106,684
Canon, Inc.	37,600	1,792,952
Konica Minolta Holdings, Inc.	16,000	141,286
Neopost S.A.	1,164	74,930
Ricoh Co., Ltd.	22,000	216,120
Xerox Corp.	60,600	489,648

		2,821,620

Oil, Gas & Consumable Fuels—2.8%
Alpha Natural Resources, Inc.*	9,921	150,898
Anadarko Petroleum Corp.	22,665	1,775,576
Apache Corp.	17,555	1,763,224
BG Group plc	112,515	2,610,200
BP plc	628,696	4,695,734
Cabot Oil & Gas Corp.	9,510	296,427
Caltex Australia, Ltd.	4,448	64,023
Chesapeake Energy Corp.	30,155	698,691
Chevron Corp. (a)	90,080	9,660,179

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	58,320	$4,432,903
CONSOL Energy, Inc.	10,320	351,912
Cosmo Oil Co., Ltd.	19,000	52,878
Denbury Resources, Inc.*	17,765	323,856
Devon Energy Corp.	18,380	1,307,186
El Paso Corp.	35,160	1,038,978
ENI S.p.A.	79,675	1,866,853
EOG Resources, Inc.	12,245	1,360,419
EQT Corp.	6,780	326,864
Essar Energy plc*	10,803	26,809
Exxon Mobil Corp. (a)	214,658	18,617,290
Galp Energia SGPS S.A. - B Shares	7,623	125,595
Hess Corp.	13,810	814,100
Idemitsu Kosan Co., Ltd.	800	79,796
Inpex Corp.	73	495,747
Japan Petroleum Exploration Co.	1,000	46,975
JX Holdings, Inc.	74,000	462,923
Lundin Petroleum AB*	7,332	157,315
Marathon Oil Corp.	32,030	1,015,351
Marathon Petroleum Corp.	15,765	683,570
Murphy Oil Corp.	8,855	498,271
Neste Oil Oyj	4,224	51,992
Newfield Exploration Co.*	5,970	207,040
Noble Energy, Inc.	8,095	791,529
Occidental Petroleum Corp.	36,935	3,517,320
OMV AG	5,531	196,581
Origin Energy, Ltd.	36,121	499,691
Peabody Energy Corp.	12,345	357,511
Pioneer Natural Resources Co.	5,615	626,578
QEP Resources, Inc.	7,995	243,848
Range Resources Corp.	7,135	414,829
Repsol YPF S.A.	26,340	661,727
Royal Dutch Shell plc - A Shares	120,721	4,214,250
Royal Dutch Shell plc - B Shares	88,263	3,109,598
Santos, Ltd.	31,398	464,272
Showa Shell Sekiyu KK	6,200	39,806
Southwestern Energy Co.*	15,835	484,551
Spectra Energy Corp.	29,650	935,458
Statoil ASA	37,000	1,003,193
Sunoco, Inc.	4,815	183,692
Tesoro Corp.*	6,275	168,421
TonenGeneral Sekiyu KK	9,000	82,893
Total S.A.	70,375	3,587,116
Tullow Oil plc	29,998	732,233
Valero Energy Corp.	25,255	650,821
Williams Cos., Inc. (The)	26,965	830,792
Woodside Petroleum, Ltd.	21,369	770,813
WPX Energy, Inc.*	8,955	161,279

		80,788,377

Paper & Forest Products—0.1%
Holmen AB - B Shares	1,740	47,766
International Paper Co.	19,885	697,963
MeadWestvaco Corp.	7,740	244,507
Nippon Paper Group, Inc.	3,300	69,050
OJI Paper Co., Ltd.	28,000	136,145
Stora Enso Oyj - R Shares	19,168	142,281
Svenska Cellulosa AB - B Shares	19,327	334,719

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—(Continued)
UPM-Kymmene Oyj	17,296	$235,381

		1,907,812

Personal Products—0.1%
Avon Products, Inc.	19,530	378,101
Beiersdorf AG	3,400	222,044
Estee Lauder Cos., Inc. (The) - Class A	10,220	633,027
Kao Corp.	17,500	461,624
L’Oreal S.A.	7,970	982,932
Shiseido Co., Ltd.	12,000	208,134

		2,885,862

Pharmaceuticals—2.1%
Abbott Laboratories	71,630	4,390,203
Allergan, Inc.	13,865	1,323,137
Astellas Pharma, Inc.	14,800	611,530
AstraZeneca plc	43,197	1,921,011
Bayer AG	27,416	1,930,021
Bristol-Myers Squibb Co.	76,815	2,592,506
Chugai Pharmaceutical Co., Ltd.	7,400	137,227
Daiichi Sankyo Co., Ltd.	22,400	411,130
Dainippon Sumitomo Pharma Co., Ltd.	5,300	56,486
Eisai Co., Ltd.	8,400	334,710
Elan Corp. plc*	16,481	241,287
Eli Lilly & Co.	46,450	1,870,542
Forest Laboratories, Inc.*	12,055	418,188
GlaxoSmithKline plc	167,359	3,737,185
Hisamitsu Pharmaceutical Co., Inc.	2,100	99,969
Hospira, Inc.*	7,440	278,182
Johnson & Johnson (a)	124,970	8,243,021
Kyowa Hakko Kirin Co., Ltd.	9,000	100,537
Merck & Co., Inc. (a)	138,605	5,322,432
Merck KGaA	2,177	240,926
Mitsubishi Tanabe Pharma Corp.	8,000	112,762
Mylan, Inc.*	19,385	454,578
Novartis AG	77,373	4,285,259
Novo Nordisk A.S. - Class B	14,099	1,955,434
Ono Pharmaceutical Co., Ltd.	2,800	156,508
Orion Oyj - Class B	3,137	62,009
Otsuka Holdings Co., Ltd.	8,442	250,401
Perrigo Co.	4,310	445,266
Pfizer, Inc. (a)	343,245	7,777,932
Roche Holding AG	23,293	4,055,468
Sanofi	37,772	2,928,378
Santen Pharmaceutical Co., Ltd.	2,500	107,180
Shionogi & Co., Ltd.	9,900	137,636
Shire plc	18,679	594,619
Taisho Pharmaceutical Holdings Co., Ltd.	1,251	101,472
Takeda Pharmaceutical Co., Ltd.	26,200	1,158,699
Teva Pharmaceutical Industries, Ltd.	31,210	1,404,364
Tsumura & Co.	2,000	57,918
UCB S.A.	3,433	148,251
Watson Pharmaceuticals, Inc.*	5,770	386,936

		60,841,300

Professional Services—0.1%
Adecco S.A.*	4,462	233,640
Bureau Veritas S.A.	1,859	163,600

Security Description	Shares	Value

Professional Services—(Continued)
Campbell Brothers, Ltd.	2,301	$160,390
Capita Group plc (The)	20,207	236,705
Dun & Bradstreet Corp. (The)	2,225	188,524
Equifax, Inc.	5,415	239,668
Experian plc	33,388	520,189
Intertek Group plc	5,403	216,898
Randstad Holding N.V.	4,076	153,665
Robert Half International, Inc.	6,380	193,314
SGS S.A.	184	358,189

		2,664,782

Real Estate Investment Trusts—3.5%
Acadia Realty Trust	5,650	127,351
Affine S.A.	550	10,464
Agree Realty Corp.	1,450	32,741
Alexander’s, Inc.	300	118,164
Alexandria Real Estate Equities, Inc.	8,250	603,322
Allied Properties Real Estate Investment Trust	6,900	179,236
Alstria Office REIT - AG	10,500	118,168
American Assets Trust, Inc.	5,200	118,560
American Campus Communities, Inc.	9,950	444,964
American Tower Corp.	17,965	1,132,154
ANF Immobilier	1,450	61,890
Apartment Investment & Management Co. - Class A	21,565	569,532
Artis Real Estate Investment Trust	12,600	204,263
Ascendas Real Estate Investment Trust	335,050	538,254
Ashford Hospitality Trust, Inc.	9,000	81,090
Associated Estates Realty Corp.	5,600	91,504
AvalonBay Communities, Inc.	17,045	2,409,311
Befimmo S.C.A. Sicafi	2,300	152,823
Beni Stabili S.p.A.	127,550	79,076
Big Yellow Group plc	17,400	79,060
BioMed Realty Trust, Inc.	20,450	388,141
Boardwalk Real Estate Investment Trust	6,400	366,374
Boston Properties, Inc.	26,375	2,769,111
Brandywine Realty Trust	19,000	218,120
BRE Properties, Inc.	10,100	510,555
British Land Co. plc	145,672	1,118,530
BWP Trust	69,250	126,291
Calloway Real Estate Investment Trust	14,250	387,305
Camden Property Trust	10,500	690,375
Campus Crest Communities, Inc.	4,050	47,223
Canadian Apartment Properties	11,250	253,885
Canadian Real Estate Investment Trust	8,900	329,339
CapitaCommercial Trust	281,500	273,122
Capital Shopping Centres Group plc	104,202	552,589
CapitaMall Trust	403,400	579,023
CapLease, Inc.	8,800	35,464
CBL & Associates Properties, Inc.	19,750	373,670
CDL Hospitality Trusts	95,600	132,083
Cedar Realty Trust, Inc.	9,000	46,080
CFS Retail Property Trust	342,992	636,322
Champion	328,400	139,091
Charter Hall Office	65,700	209,693
Charter Hall Retail	40,250	131,848
Chartwell Seniors Housing Real Estate Investment Trust	19,200	175,744
Chesapeake Lodging Trust	4,250	76,373

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Cofinimmo	2,050	$252,016
Colonial Properties Trust	11,600	252,068
Cominar Real Estate Investment Trust	13,481	316,262
Commonwealth Property Office Fund	317,200	323,674
CommonWealth REIT	11,100	206,682
Corio N.V.	14,372	757,572
Corporate Office Properties Trust	9,550	221,656
Cousins Properties, Inc.	13,800	104,604
Crombie Real Estate Investment Trust	5,450	76,495
CubeSmart	16,300	193,970
DCT Industrial Trust, Inc.	32,650	192,635
DDR Corp.	36,800	537,280
Derwent London plc	13,550	378,721
Dexus Property Group	805,129	725,748
DiamondRock Hospitality Co.	22,200	228,438
Digital Realty Trust, Inc.	14,000	1,035,580
Douglas Emmett, Inc.	13,900	317,059
Duke Realty Corp.	34,450	494,013
Dundee Real Estate Investment Trust	11,050	389,954
DuPont Fabros Technology, Inc.	8,300	202,935
EastGroup Properties, Inc.	3,700	185,814
Education Realty Trust, Inc.	12,200	132,248
Entertainment Properties Trust	6,200	287,556
Equity Lifestyle Properties, Inc.	5,450	380,083
Equity One, Inc.	7,600	153,672
Equity Residential	52,860	3,310,093
Essex Property Trust, Inc.	4,650	704,521
Eurobank Properties Real Estate Investment Co.	2,450	11,928
Eurocommercial Properties N.V.	5,450	206,786
Extendicare Real Estate Investment Trust	11,200	88,706
Extra Space Storage, Inc.	12,500	359,875
Federal Realty Investment Trust	8,450	817,875
FelCor Lodging Trust, Inc.*	16,550	59,580
First Industrial Realty Trust, Inc.*	11,500	142,025
First Potomac Realty Trust	6,600	79,794
Fonciere Des Regions	4,618	370,748
Franklin Street Properties Corp.	11,000	116,600
Gecina S.A.	3,222	336,363
General Growth Properties, Inc.	62,450	1,061,025
Getty Realty Corp.	3,300	51,414
Glimcher Realty Trust	15,450	157,899
Goodman Group	1,210,897	867,307
Government Properties Income Trust	4,700	113,317
GPT Group	297,643	962,433
Great Portland Estates plc	41,650	240,173
H&R Real Estate Investment Trust	22,900	543,199
Hamborner REIT AG	4,500	45,613
Hammerson plc	117,728	782,939
HCP, Inc.	72,615	2,865,388
Health Care REIT, Inc.	37,945	2,085,457
Healthcare Realty Trust, Inc.	10,350	227,700
Hersha Hospitality Trust	22,500	122,850
Highwoods Properties, Inc.	9,650	321,538
Home Properties, Inc.	6,450	393,514
Hospitality Properties Trust	16,400	434,108
Host Hotels & Resorts, Inc.	126,215	2,072,450
ICADE	3,725	332,103
Immobiliare Grande Distribuzione	15,900	19,369
Inland Real Estate Corp.	11,800	104,666

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
InnVest Real Estate Investment Trust	12,400	$65,391
Intervest Offices & Warehouses	900	24,510
Investa Office Fund	354,050	232,928
Investors Real Estate Trust	11,150	85,744
Japan Prime Realty Investment Corp.	118	339,884
Japan Real Estate Investment Corp.	92	812,780
Japan Retail Fund Investment Corp.	313	465,335
Kenedix Realty Investment Corp.	38	139,766
Kilroy Realty Corp.	9,100	424,151
Kimco Realty Corp.	72,470	1,395,772
Kite Realty Group Trust	8,450	44,532
Kiwi Income Property Trust	129,650	113,033
Klepierre	16,037	557,446
Land Securities Group plc	129,689	1,499,205
LaSalle Hotel Properties	11,400	320,796
Lexington Realty Trust	20,550	184,745
Liberty Property Trust	15,400	550,088
Link REIT (The)	374,050	1,391,811
London & Stamford Property plc	72,650	128,399
LTC Properties, Inc.	4,050	129,600
Macerich Co. (The)	17,550	1,013,512
Mack-Cali Realty Corp.	11,700	337,194
Mapletree Industrial Trust	162,650	142,305
Mapletree Logistics Trust	242,350	182,158
Medical Properties Trust, Inc.	17,850	165,648
Mercialys S.A.	6,100	215,869
Mid-America Apartment Communities, Inc.	5,450	365,314
Mirvac Group	568,382	690,046
Morguard Real Estate Investment Trust	5,750	95,579
Mori Trust Sogo REIT, Inc.	17	150,474
Mucklow A & J Group plc	3,200	17,120
National Health Investors, Inc.	3,700	180,486
National Retail Properties, Inc.	13,750	373,863
Nieuwe Steen Investments N.V.	7,993	93,416
Nippon Accommodations Fund, Inc.	20	129,154
Nippon Building Fund, Inc.	98	933,995
Nomura Real Estate Office Fund, Inc.	51	304,163
Northern Property Real Estate Investment Trust	3,950	123,476
NorthWest Healthcare Properties Real Estate Investment Trust	4,650	57,108
Omega Healthcare Investors, Inc.	13,700	291,262
Orix JREIT, Inc.	29	135,637
Parkway Properties, Inc.	2,900	30,392
Pebblebrook Hotel Trust	6,750	152,415
Pennsylvania Real Estate Investment Trust	7,350	112,235
Piedmont Office Realty Trust, Inc.	22,950	407,362
Plum Creek Timber Co., Inc.	7,335	304,843
Post Properties, Inc.	7,100	332,706
Premier Investment Corp.	26	104,510
Primaris Retail Real Estate Investment Trust	10,650	231,055
Primary Health Properties plc	9,050	45,809
ProLogis, Inc.	81,930	2,951,119
PS Business Parks, Inc.	2,400	157,296
Public Storage	23,475	3,243,541
Ramco-Gershenson Properties Trust	5,150	62,933
Realty Income Corp.	17,750	687,457
Regency Centers Corp.	11,950	531,536
Retail Opportunity Investments Corp.	6,600	79,464
RioCan Real Estate Investment Trust	36,350	985,052

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
RLJ Lodging Trust	14,150	$263,615
Rouse Properties, Inc.*	2,300	31,142
Sabra Health Care REIT, Inc.	4,900	80,556
Saul Centers, Inc.	1,950	78,702
Segro plc	123,185	462,815
Senior Housing Properties Trust	21,650	477,382
Shaftesbury plc	33,300	262,175
Simon Property Group, Inc.	53,660	7,817,189
SL Green Realty Corp.	11,400	884,070
Societe de la Tour Eiffel	750	43,501
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,750	193,087
Sovran Self Storage, Inc.	3,850	191,846
Stockland	385,033	1,174,677
Strategic Hotels & Resorts, Inc.*	24,700	162,526
Sun Communities, Inc.	3,500	151,655
Sunstone Hotel Investors, Inc.*	15,700	152,918
Suntec Real Estate Investment Trust	298,150	296,406
Tanger Factory Outlet Centers	12,100	359,733
Taubman Centers, Inc.	7,700	561,715
Tokyu REIT, Inc.	17	90,321
Top REIT, Inc.	21	121,546
Transglobe Apartment Real Estate Investment Trust	7,650	92,265
UDR, Inc.	29,750	794,622
Unibail-Rodamco SE	15,254	3,051,649
United Urban Investment Corp.	279	318,678
Universal Health Realty Income Trust	1,700	67,371
Urstadt Biddle Properties, Inc. - Class A	2,750	54,285
Vastned Retail N.V.	2,450	128,808
Ventas, Inc.	51,492	2,940,193
Vornado Realty Trust	32,990	2,777,758
Warehouses De Pauw SCA	1,350	72,093
Washington Real Estate Investment Trust	8,750	259,875
Weingarten Realty Investors	16,100	425,523
Wereldhave Belgium N.V.	300	28,017
Wereldhave N.V.	2,900	230,258
Westfield Group	380,325	3,499,621
Westfield Retail Trust	503,092	1,344,887
Weyerhaeuser Co.	24,340	533,533
Winthrop Realty Trust	3,250	37,668
Workspace Group plc	19,100	71,829

		102,384,299

Real Estate Management & Development—1.2%
Aeon Mall Co., Ltd.	14,450	337,079
Agile Property Holdings, Ltd.	185,000	213,933
Allreal Holding AG*	900	147,104
Azrieli Group	4,850	117,947
Brookfield Office Properties, Inc.	50,000	869,718
CA Immobilien Anlagen AG*	11,700	133,792
Capital & Counties Properties plc	91,050	279,739
CapitaLand, Ltd.	506,300	1,255,819
CapitaMalls Asia, Ltd.	251,938	327,524
Castellum AB	22,900	288,835
CBRE Group, Inc. - Class A*	14,855	296,506
Cheung Kong Holdings, Ltd.	46,000	593,817
City Developments, Ltd.	106,850	964,276
Citycon Oyj	27,750	92,919
Colonia Real Estate AG*	2,950	13,174

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Conwert Immobilien Invest SE	10,800	$130,280
Country Garden Holdings Co., Ltd.	445,000	171,216
Daejan Holdings plc	650	31,340
Daito Trust Construction Co., Ltd.	2,400	216,503
Daiwa House Industry Co., Ltd.	16,000	213,080
Deutsche Euroshop AG	6,900	243,458
Deutsche Wohnen AG	13,600	201,049
Development Securities plc	16,250	41,504
DIC Asset AG	4,550	44,551
Fabege AB	22,050	190,059
Fastighets AB Balder-B Shares*	15,100	74,291
First Capital Realty, Inc.	9,600	171,798
FKP Property Group	119,650	61,364
Forest City Enterprises, Inc. - Class A*	19,950	312,417
GAGFAH S.A.*	11,950	101,162
Global Logistic Properties, Ltd.*	366,618	641,344
Grainger plc	41,400	69,353
GSW Immobilien AG*	5,500	190,314
Hang Lung Group, Ltd.	29,000	184,619
Hang Lung Properties, Ltd.	379,250	1,394,068
Hansteen Holdings plc	85,050	98,474
Helical Bar plc	15,700	47,631
Henderson Land Development Co., Ltd.	187,400	1,024,431
Hongkong Land Holdings, Ltd.	233,000	1,359,017
Hopson Development Holdings, Ltd.	93,350	54,911
Hufvudstaden A.B. - A Shares	20,300	214,542
Hysan Development Co., Ltd.	125,950	500,982
IMMOFINANZ AG*	32,426	117,820
Inmobiliaria Colonial S.A.*	4,550	9,458
Invista Foundation Property Trust, Ltd.	47,350	26,507
IVG Immobilien AG*	20,750	66,548
Keppel Land, Ltd.	123,200	342,113
Kerry Properties, Ltd.	118,600	530,870
Killam Properties, Inc.	6,550	80,574
Klovern AB	16,600	62,954
Kungsleden AB	18,150	126,229
Lend Lease Group	17,869	138,321
Mitsubishi Estate Co., Ltd.	180,850	3,261,633
Mitsui Fudosan Co., Ltd.	145,350	2,815,437
Mobimo Holding AG*	850	207,476
New World China Land, Ltd.	345,350	84,711
New World Development Co., Ltd.	728,450	874,686
Nomura Real Estate Holdings, Inc.	13,300	237,105
Norwegian Property ASA	66,400	103,517
NTT Urban Development Corp.	214	175,210
Patrizia Immobilien AG*	3,450	22,969
Prime Office REIT - AG*	5,150	30,758
PSP Swiss Property AG*	6,150	546,847
Quintain Estates & Development plc*	68,900	42,416
Safestore Holdings plc	24,900	46,985
Shimao Property Holdings, Ltd.	184,700	196,726
Shui On Land, Ltd.	347,150	140,177
Sino Land Co., Ltd.	488,100	783,613
Soho China, Ltd.	276,450	199,691
Sponda Oyj	37,700	155,293
St. Modwen Properties plc	20,000	59,112
Sumitomo Realty & Development Co., Ltd.	75,350	1,837,956
Sun Hung Kai Properties, Ltd.	308,200	3,852,533
Swire Pacific, Ltd. - Class A	24,000	268,891

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Swiss Prime Site AG*	7,200	$598,274
TAG Immobilien AG*	9,950	92,753
Technopolis plc	8,450	44,792
Tokyo Tatemono Co., Ltd.	43,250	177,164
Tokyu Land Corp.	67,050	331,622
Unite Group plc	21,150	66,740
UOL Group, Ltd.	15,000	56,537
Wallenstam AB - B Shares	15,950	154,929
Wharf Holdings, Ltd.	251,600	1,369,604
Wheelock & Co., Ltd.	30,000	90,541
Wihlborgs Fastigheter AB	10,250	144,879
Wing Tai Holdings, Ltd.	79,250	80,994
Yanlord Land Group, Ltd.	77,900	78,337

		34,648,242

Road & Rail—0.3%
Asciano, Ltd.	32,135	163,357
Central Japan Railway Co.	50	413,585
ComfortDelGro Corp., Ltd.	62,000	76,926
CSX Corp.	47,900	1,030,808
DSV A.S.	6,254	142,050
East Japan Railway Co.	11,300	714,341
Keikyu Corp.	15,000	131,246
Keio Corp.	19,000	136,770
Keisei Electric Railway Co., Ltd.	9,000	69,899
Kintetsu Corp.	53,000	202,317
MTR Corp.	47,500	170,299
Nippon Express Co., Ltd.	28,000	109,480
Norfolk Southern Corp.	14,990	986,792
Odakyu Electric Railway Co., Ltd.	21,000	198,794
QR National, Ltd.	56,273	217,490
Ryder System, Inc.	2,330	123,024
Tobu Railway Co., Ltd.	33,000	175,573
Tokyu Corp.	37,000	175,756
Union Pacific Corp.	21,865	2,350,050
West Japan Railway Co.	5,636	226,743

		7,815,300

Semiconductors & Semiconductor Equipment—0.6%
Advanced Micro Devices, Inc.*	26,660	213,813
Advantest Corp.	5,000	79,964
Altera Corp.	14,670	584,159
Analog Devices, Inc.	13,510	545,804
Applied Materials, Inc.	58,760	730,974
ARM Holdings plc	44,971	424,513
ASM Pacific Technology, Ltd.	6,600	96,352
ASML Holding N.V.	14,315	714,222
Broadcom Corp. - Class A*	22,305	876,587
First Solar, Inc.*	2,580	64,629
Infineon Technologies AG	35,805	365,978
Intel Corp. (a)	227,470	6,394,182
KLA-Tencor Corp.	7,540	410,327
Linear Technology Corp.	10,420	351,154
LSI Corp.*	25,780	223,770
Microchip Technology, Inc.	8,700	323,640
Micron Technology, Inc.*	44,910	363,771
Novellus Systems, Inc.*	3,150	157,217
NVIDIA Corp.*	27,760	427,226

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Rohm Co., Ltd.	3,200	$158,081
STMicroelectronics N.V.	21,000	171,430
Sumco Corp.*	3,800	46,793
Teradyne, Inc.*	8,400	141,876
Texas Instruments, Inc.	52,080	1,750,409
Tokyo Electron, Ltd.	5,700	326,733
Xilinx, Inc.	11,890	433,153

		16,376,757

Software—0.9%
Adobe Systems, Inc.*	22,470	770,946
Autodesk, Inc.*	10,225	432,722
BMC Software, Inc.*	7,395	296,983
CA, Inc.	16,505	454,878
Citrix Systems, Inc.*	8,500	670,735
Dassault Systemes S.A.	1,992	183,178
Electronic Arts, Inc.*	15,080	248,518
Intuit, Inc.	13,445	808,448
Konami Corp.	3,100	88,699
Microsoft Corp. (a)	339,975	10,964,194
NICE Systems, Ltd.*	2,107	82,837
Nintendo Co., Ltd.	3,300	499,868
Oracle Corp. (a)	178,490	5,204,768
Oracle Corp. Japan	1,300	49,396
Red Hat, Inc.*	8,805	527,331
Sage Group plc (The)	43,607	208,632
Salesforce.com, Inc.*	6,215	960,280
SAP AG	30,505	2,130,219
Square Enix Holdings Co., Ltd.	2,100	44,113
Symantec Corp.*	33,160	620,092
Trend Micro, Inc.	3,500	108,301

		25,355,138

Specialty Retail—0.5%
ABC-Mart, Inc.	900	33,878
Abercrombie & Fitch Co. - Class A	3,855	191,246
AutoNation, Inc.*	1,955	67,076
AutoZone, Inc.*	1,275	474,045
Bed Bath & Beyond, Inc.*	10,805	710,645
Best Buy Co., Inc.	12,865	304,643
CarMax, Inc.*	10,300	356,895
Fast Retailing Co., Ltd.	1,800	412,847
GameStop Corp. - Class A	6,175	134,862
Gap, Inc. (The)	15,120	395,237
Hennes & Mauritz AB - B Shares	33,899	1,226,255
Home Depot, Inc. (The)	70,180	3,530,756
Inditex S.A.	7,241	693,412
Kingfisher plc	77,892	381,932
Limited Brands, Inc.	11,210	538,080
Lowe’s Cos., Inc.	56,470	1,772,029
Nitori Holdings Co., Ltd.	1,250	113,195
O’Reilly Automotive, Inc.*	5,775	527,546
Ross Stores, Inc.	10,370	602,497
Sanrio Co., Ltd.	1,500	58,540
Shimamura Co., Ltd.	800	89,816
Staples, Inc.	31,545	510,398
Tiffany & Co.	5,740	396,806
TJX Cos., Inc.	34,270	1,360,862

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Urban Outfitters, Inc.*	5,040	$146,714
USS Co., Ltd.	730	74,420
Yamada Denki Co., Ltd.	2,730	171,496

		15,276,128

Textiles, Apparel & Luxury Goods—0.3%
Adidas AG	6,959	543,303
Asics Corp.	5,000	56,979
Burberry Group plc	14,648	350,499
Christian Dior S.A.	1,831	280,882
Coach, Inc.	13,110	1,013,141
Compagnie Financiere Richemont S.A. - Class A	17,306	1,086,613
Luxottica Group S.p.A.	3,989	143,957
LVMH Moet Hennessy Louis Vuitton S.A.	8,417	1,446,030
NIKE, Inc. - Class B	16,755	1,816,912
Ralph Lauren Corp.	2,985	520,375
Swatch Group AG (The)	1,028	473,924
Swatch Group AG (The)	1,493	120,151
VF Corp.	4,045	590,489
Yue Yuen Industrial Holdings, Ltd.	24,500	86,347

		8,529,602

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	23,935	174,965
People’s United Financial, Inc.	16,345	216,408

		391,373

Tobacco—0.6%
Altria Group, Inc.	93,075	2,873,225
British American Tobacco plc	65,297	3,297,546
Imperial Tobacco Group plc	33,417	1,354,804
Japan Tobacco, Inc.	150	850,251
Lorillard, Inc.	6,030	780,764
Philip Morris International, Inc. (a)	78,415	6,948,353
Reynolds American, Inc.	15,230	631,131
Swedish Match AB	7,153	284,822

		17,020,896

Trading Companies & Distributors—0.2%
Brenntag AG	1,570	192,352
Bunzl plc	10,886	174,754
Fastenal Co.	13,410	725,481
ITOCHU Corp.	50,000	547,053
Marubeni Corp.	54,000	391,398
Mitsubishi Corp.	46,600	1,086,437
Mitsui & Co., Ltd.	57,600	948,026
Noble Group, Ltd.	127,000	139,307
Sojitz Corp.	41,400	74,304
Sumitomo Corp.	37,300	544,502
Toyota Tsusho Corp.	7,100	145,814
W.W. Grainger, Inc.	2,780	597,172
Wolseley plc	9,514	362,581

		5,929,181

Transportation Infrastructure—0.0%
Abertis Infraestructuras S.A.	12,784	217,544

Security Description	Shares/Par Amount†	Value

Transportation Infrastructure—(Continued)
Aeroports de Paris	1,205	$99,007
Atlantia S.p.A.	10,384	172,659
Auckland International Airport, Ltd.	30,716	61,849
Fraport AG Frankfurt Airport Services Worldwide	1,290	80,858
Groupe Eurotunnel S.A.	18,331	159,135
Hutchison Port Holdings Trust	173,202	132,459
Kamigumi Co., Ltd.	8,000	66,580
Koninklijke Vopak N.V.	2,407	138,634
Mitsubishi Logistics Corp.	4,000	47,672
Sydney Airport	12,341	36,697
Transurban Group	43,020	250,389

		1,463,483

Water Utilities—0.0%
Severn Trent plc	8,027	198,156
United Utilities Group plc	22,463	216,094

		414,250

Wireless Telecommunication Services—0.3%
Cellcom Israel, Ltd.	1,803	23,182
Crown Castle International Corp.*	11,360	605,942
KDDI Corp.	97	631,164
MetroPCS Communications, Inc.*	13,290	119,876
Millicom International Cellular S.A.	2,562	290,593
Mobistar S.A.	989	49,246
NTT DoCoMo, Inc.	507	845,026
Partner Communications Co., Ltd.	2,820	21,539
Softbank Corp.	29,400	874,535
Sprint Nextel Corp.*	136,455	388,897
StarHub, Ltd.	19,000	46,853
Vodafone Group plc	1,666,793	4,602,230

		8,499,083

Total Common Stocks (Cost $946,213,442)		1,039,001,168

U.S. Treasury & Government Agencies—24.0%

Federal Agencies—2.8%
Federal Home Loan Banks 0.875%, 08/22/12	10,000	10,029
1.750%, 12/14/12	10,000	10,106
0.375%, 11/27/13	5,960,000	5,963,665
0.375%, 01/29/14	5,965,000	5,966,426
2.500%, 06/13/14	4,725,000	4,936,501
4.750%, 12/16/16	1,785,000	2,086,331
Federal Home Loan Mortgage Corp. 5.000%, 07/15/14	7,710,000	8,505,996
4.375%, 07/17/15	4,305,000	4,819,245
2.000%, 08/25/16	3,900,000	4,058,683
2.375%, 01/13/22	4,405,000	4,333,679
Federal National Mortgage Association 4.750%, 02/21/13	10,000	10,399
1.750%, 05/07/13	50,000	50,802
3.875%, 07/12/13	799,000	836,221
0.500%, 08/09/13	5,940,000	5,957,054

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Federal Agencies—(Continued)
4.625%, 10/15/13	10,000	$10,660
2.750%, 03/13/14	4,560,000	4,779,719
2.375%, 04/11/16	966,000	1,021,195
5.250%, 09/15/16	5,445,000	6,454,764
1.250%, 01/30/17	14,970,000	15,023,817
5.375%, 06/12/17	756,000	911,359
7.250%, 05/15/30	1,941,000	2,918,268
6.625%, 11/15/30	1,650,000	2,348,165

		81,013,084

U.S. Treasury—21.2%
U.S. Treasury Bonds 7.250%, 05/15/16	13,085,000	16,485,059
8.875%, 02/15/19	2,158,000	3,199,067
6.250%, 08/15/23	4,620,000	6,399,421
6.000%, 02/15/26	7,077,000	9,765,156
6.250%, 05/15/30	1,815,000	2,657,557
5.375%, 02/15/31 (c)	11,020,000	14,823,619
4.750%, 02/15/37	1,740,000	2,202,459
3.500%, 02/15/39	5,264,000	5,469,628
4.250%, 05/15/39	1,235,000	1,455,177
4.375%, 11/15/39 (c)	8,320,000	9,998,302
4.375%, 05/15/40	6,650,000	7,992,469
4.375%, 05/15/41	7,495,000	9,011,568
3.750%, 08/15/41	8,025,000	8,677,031
3.125%, 11/15/41	12,105,000	11,613,234
3.125%, 02/15/42	5,645,000	5,412,144
U.S. Treasury Notes 0.625%, 06/30/12	4,860,000	4,866,833
4.625%, 07/31/12	1,190,000	1,207,804
4.000%, 11/15/12	7,918,300	8,106,360
0.625%, 01/31/13	9,770,000	9,805,494
3.625%, 05/15/13 (c)	18,373,900	19,067,956
1.125%, 06/15/13	31,755,000	32,088,682
0.750%, 08/15/13	23,053,000	23,203,398
0.250%, 11/30/13	10,620,000	10,610,463
2.000%, 11/30/13	34,006,600	34,956,404
1.000%, 01/15/14	18,767,500	18,994,042
1.250%, 02/15/14	5,430,000	5,522,695
0.250%, 02/28/14	11,915,000	11,899,177
2.625%, 07/31/14	12,915,000	13,574,879
0.250%, 09/15/14	8,470,000	8,431,622
0.375%, 11/15/14	18,250,000	18,207,222
2.125%, 12/31/15	15,450,000	16,257,510
2.000%, 01/31/16	17,020,000	17,827,122
2.000%, 04/30/16	21,417,000	22,439,340
3.250%, 07/31/16	18,515,000	20,375,184
1.000%, 09/30/16	17,635,000	17,697,005
3.125%, 10/31/16	28,880,000	31,684,537
0.875%, 11/30/16	17,792,000	17,719,729
0.875%, 01/31/17	21,673,700	21,543,333
3.125%, 01/31/17	14,130,000	15,535,271
2.375%, 07/31/17	4,670,100	4,965,629
2.250%, 11/30/17	7,125,000	7,517,431
2.625%, 01/31/18	8,315,000	8,942,525
1.250%, 01/31/19	6,545,000	6,408,988
2.750%, 02/15/19	4,678,000	5,040,180
2.625%, 11/15/20	15,004,000	15,781,162

Security Description	Shares/Par Amount†	Value

U.S. Treasury—(Continued)
3.625%, 02/15/21	16,280,000	$18,432,021
2.125%, 08/15/21	11,970,000	11,963,452
2.000%, 11/15/21	17,230,000	16,964,830
2.000%, 02/15/22	9,370,000	9,191,389

		621,991,560

Total U.S. Treasury & Government Agencies (Cost $704,987,847)		703,004,644

Investment Company Securities—6.0%
F&C Commercial Property Trust, Ltd.	69,400	112,271
IRP Property Investments, Ltd.	14,700	16,743
iShares Russell 2000 Index Fund	136,030	11,270,086
Picton Property Income, Ltd.	45,850	30,249
SPDR S&P MidCap 400 ETF Trust	527,040	95,220,317
Standard Life Investment Property Income Trust plc	18,150	18,150
UK Commercial Property Trust	47,800	55,276
Vanguard MSCI Emerging Markets ETF	1,598,850	69,502,009

Total Investment Company Securities (Cost $163,159,515)		176,225,101

Foreign Bonds & Debt Securities—3.8%

Sovereign—3.8%
Australia Government Bond 6.000%, 02/15/17 (AUD)	230,000	264,004
5.250%, 03/15/19 (AUD)	510,000	575,068
5.750%, 05/15/21 (AUD)	560,000	657,383
Austria Government Bond 3.400%, 11/22/22 (EUR)	965,000	1,348,154
Belgium Government Bond 5.500%, 09/28/17 (EUR)	900,000	1,376,658
4.250%, 09/28/21 (EUR)	490,000	698,037
5.500%, 03/28/28 (EUR)	300,000	483,685
Bundesrepublik Deutschland 3.750%, 07/04/13 (EUR)	975,000	1,358,262
4.250%, 01/04/14 (EUR)	3,660,000	5,226,940
3.500%, 01/04/16 (EUR)	910,000	1,348,141
4.000%, 07/04/16 (EUR)	3,060,000	4,653,294
2.500%, 01/04/21 (EUR)	2,715,000	3,876,999
5.500%, 01/04/31 (EUR)	855,000	1,641,139
4.250%, 07/04/39 (EUR)	595,000	1,069,786
Canadian Government Bond 3.500%, 06/01/13 (CAD)	455,000	468,735
4.000%, 06/01/16 (CAD)	735,000	810,464
3.500%, 06/01/20 (CAD)	420,000	467,956
5.750%, 06/01/29 (CAD)	385,000	558,218
4.000%, 06/01/41 (CAD)	180,000	229,239
Denmark Government Bond 4.000%, 11/15/15 (DKK)	500,000	100,654
4.000%, 11/15/19 (DKK)	2,895,000	614,314
4.500%, 11/15/39 (DKK)	1,645,000	417,478
France Government Bond OAT 4.000%, 04/25/13 (EUR)	1,765,000	2,446,585
3.250%, 04/25/16 (EUR)	2,885,000	4,133,571
3.750%, 04/25/21 (EUR)	1,690,000	2,427,958

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Sovereign—(Continued)
5.500%, 04/25/29 (EUR)	835,000	$1,392,717
4.500%, 04/25/41 (EUR)	610,000	933,963
Italy Buoni Poliennali Del Tesoro 3.750%, 12/15/13 (EUR)	896,000	1,214,712
3.750%, 04/15/16 (EUR)	2,580,000	3,435,546
3.750%, 03/01/21 (EUR)	2,345,000	2,872,320
5.250%, 11/01/29 (EUR)	1,190,000	1,525,682
5.000%, 08/01/39 (EUR)	485,000	573,686
Japan Government Ten Year Bond 1.000%, 06/20/13 (JPY)	483,600,000	5,905,243
1.900%, 06/20/16 (JPY)	1,140,000,000	14,715,104
Japan Government Thirty Year Bond 2.300%, 03/20/40 (JPY)	265,700,000	3,485,800
Japan Government Twenty Year Bond 2.500%, 12/21/20 (JPY)	852,300,000	11,727,450
2.100%, 06/20/29 (JPY)	683,450,000	8,817,512
Mexican Bonos 7.250%, 12/15/16 (MXN)	2,120,000	179,040
6.500%, 06/10/21 (MXN)	11,665,000	929,960
Poland Government Bond 5.500%, 10/25/19 (PLN)	555,000	180,819
South Africa Government Bond 8.250%, 09/15/17 (ZAR)	1,220,000	165,650
Spain Government Bond 2.500%, 10/31/13 (EUR)	665,000	890,458
3.150%, 01/31/16 (EUR)	1,465,000	1,901,115
4.000%, 04/30/20 (EUR)	1,100,000	1,367,690
6.000%, 01/31/29 (EUR)	190,000	253,707
4.200%, 01/31/37 (EUR)	650,000	660,599
Sweden Government Bond Series 1047
5.000%, 12/01/20 (SEK)	565,000	106,373
Series 1049
4.500%, 08/12/15 (SEK)	660,000	109,823
United Kingdom Gilt 4.500%, 03/07/13 (GBP)	1,235,000	2,049,303
4.000%, 09/07/16 (GBP)	1,170,000	2,124,918
3.750%, 09/07/20 (GBP)	1,215,000	2,222,854
4.750%, 12/07/30 (GBP)	560,000	1,108,750
4.250%, 09/07/39 (GBP)	1,525,000	2,830,883

Total Foreign Bonds & Debt Securities (Cost $110,039,879)		110,934,399

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	1,804	107,145
Porsche Automobil Holding SE	5,129	302,689
Volkswagen AG	4,795	844,014

		1,253,848

Household Products—0.0%
Henkel AG & Co. KGaA	5,943	435,440

Media—0.0%
ProSiebenSat.1 Media AG	2,523	64,840

Security Description	Shares/Par Amount†	Value

Multi-Utilities—0.0%
RWE AG	1,285	$56,492

Total Preferred Stocks (Cost $1,643,484)		1,810,620

Warrant—0.0%

Real Estate Investment Trusts—0.0%
Nieuwe Steen Investments N.V., expires 04/01/13*	550	0

Total Warrant (Cost $—)		0

Short-Term Investment—30.5%

Repurchase Agreement—30.5%

Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $894,980,746 on 04/02/12, collateralized by $43,660,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $43,823,725; by $250,000,000 Federal Home Loan Bank at 0.350% due 07/09/13 with a value of $250,625,000; by $4,865,000 Federal Home Loan Mortgage Corp. at 4.500% due 07/15/13 with a value of $5,175,144; by $208,000,000 U.S. Treasury Notes at 1.000% due 07/15/13 with a value of $210,378,480; by $86,220,000 Federal Home Loan Bank at 0.250% due 04/17/13 with a value of $86,112,225; by $312,860,000 U.S. Treasury Notes at 1.375% due 03/15/13 with a value of $316,770,750

	894,980,000	894,980,000

Total Short-Term Investments (Cost $894,980,000)		894,980,000

Total Investments—99.9% (Cost $2,821,024,167#)		2,925,955,932
Other assets and liabilities (net)—0.1%		2,321,952

Net Assets—100.0%		$2,928,277,884

*	Non-income producing security.
†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $2,821,024,167. The aggregate unrealized appreciation and depreciation of investments were $121,940,596 and $(17,008,831), respectively, resulting in net unrealized appreciation of $104,931,765 for federal income tax purposes.
(a)	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $53,399,416.

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(b)	Affiliated Issuer.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2012, the market value of securities pledged was $9,666,917.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $378,676, which is 0.0% of net assets.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Countries Diversification as of March 31, 2012 (Unaudited)

% of Net Assets
United States	81.8%
Japan	4.5%
United Kingdom	3.1%
Germany	1.7%
France	1.6%
Australia	1.4%
Switzerland	1.2%
Hong Kong	0.6%
Italy	0.6%
Spain	0.5%

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	Australian Securities Exchange	6/21/2012	334	$36,912,749	$37,581,405	$668,656
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	6/15/2012	8	965,700	961,956	(3,744)
Canada Government Bond 10 Year Futures	Euronext Paris Monep	6/20/2012	21	2,779,682	2,762,875	(16,807)
Euro Stoxx 50 Index Futures	Eurex Deutschland	6/15/2012	2,440	80,838,690	78,394,332	(2,444,358)
FTSE 100 Index Futures	NYSE Euronext Liffe	6/15/2012	971	91,570,772	88,985,748	(2,585,024)
German Euro Bobl Futures	Eurex Deutschland	6/7/2012	35	5,795,515	5,793,391	(2,124)
German Euro Bund Futures	Eurex Deutschland	6/7/2012	72	13,262,318	13,298,693	36,375
German Euro Buxl Futures	Eurex Deutschland	6/7/2012	42	7,080,812	7,100,510	19,698
German Euro Schatz Futures	Eurex Deutschland	6/7/2012	4	588,541	588,615	74
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	4/27/2012	108	14,601,058	14,255,268	(345,790)
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	6/11/2012	29	49,902,732	49,755,829	(146,903)
MSCI EAFE E Mini Index Futures	New York Mercantile Exchange-Energy Markets	6/15/2012	154	11,798,816	11,870,320	71,504
S&P 500 E-Mini Index Futures	CME Index & Options Market	6/15/2012	1,924	132,076,011	134,987,840	2,911,829
TOPIX Index Futures	Tokyo Stock Exchange	6/8/2012	844	84,545,031	87,387,702	2,842,671
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	6/27/2012	53	9,730,147	9,707,420	(22,727)

Net Unrealized Appreciation						$983,330

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized (Depreciation)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	6/20/2012	(8)	$(1,030,874)	$(1,035,875)	$(5,001)
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	6/29/2012	(20)	(4,398,578)	(4,402,813)	(4,235)
Ultra Long-Term U.S. Treasury Bond Futures	Chicago Board of Trade	6/20/2012	(9)	(1,340,964)	(1,358,718)	(17,754)

Net Unrealized Depreciation						$(26,990)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/15/2012	Barclays Bank plc	29,267,000	AUD	$30,072,351	$30,580,356	$(508,005)
6/15/2012	HSBC Bank USA	3,683,000	AUD	3,784,347	3,851,826	(67,479)
6/15/2012	UBS AG	2,917,000	AUD	2,997,268	2,998,279	(1,011)
6/15/2012	Credit Suisse International	4,588,000	CHF	5,087,011	5,081,573	5,438
6/15/2012	Deutsche Bank AG London	2,370,000	CHF	2,627,772	2,600,224	27,548
6/15/2012	Deutsche Bank AG London	10,475,000	CHF	11,614,307	11,492,550	121,757
6/15/2012	UBS AG	5,823,000	CHF	6,456,335	6,325,497	130,838
6/15/2012	HSBC Bank USA	3,597,000	EUR	4,799,133	4,730,975	68,158
6/15/2012	HSBC Bank USA	16,363,000	EUR	21,831,588	21,437,657	393,931
6/15/2012	Royal Bank of Canada	10,742,000	EUR	14,332,024	14,097,693	234,331
6/15/2012	Royal Bank of Scotland plc	4,922,000	EUR	6,566,954	6,508,803	58,151
6/15/2012	Royal Bank of Scotland plc	18,059,000	EUR	24,094,399	23,703,160	391,239
6/15/2012	UBS AG	4,022,000	EUR	5,366,170	5,312,647	53,523
6/15/2012	Bank of America N.A.	2,551,000	GBP	4,078,337	4,006,241	72,096
6/15/2012	Barclays Bank plc	1,956,000	GBP	3,127,098	3,083,738	43,360
6/15/2012	Barclays Bank plc	19,833,000	GBP	31,707,432	31,338,916	368,516
6/15/2012	Deutsche Bank AG London	3,126,000	GBP	4,997,602	4,955,167	42,435
6/15/2012	Goldman Sachs & Co.	3,045,000	GBP	4,868,105	4,844,229	23,876
6/15/2012	HSBC Bank USA	3,112,000	GBP	4,975,220	4,895,565	79,655
6/15/2012	HSBC Bank USA	31,574,000	GBP	50,478,015	50,117,094	360,921
6/15/2012	UBS AG	2,249,000	GBP	3,595,523	3,571,805	23,718
6/15/2012	Citibank N.A.	325,628,000	JPY	3,936,701	4,156,425	(219,724)
6/15/2012	Royal Bank of Scotland plc	271,492,000	JPY	3,282,220	3,536,756	(254,536)
6/15/2012	Royal Bank of Scotland plc	2,415,558,000	JPY	29,203,045	29,343,870	(140,825)
6/15/2012	Standard Chartered Bank	213,066,000	JPY	2,575,875	2,613,441	(37,566)
6/15/2012	UBS AG	3,474,274,000	JPY	42,002,460	42,176,315	(173,855)
6/15/2012	HSBC Bank USA	17,060,000	SEK	2,571,322	2,540,354	30,968
6/15/2012	Royal Bank of Scotland plc	18,564,000	SEK	2,798,008	2,718,327	79,681
6/15/2012	State Street Bank and Trust	19,071,000	SEK	2,874,425	2,827,009	47,416

Net Unrealized Appreciation						1,254,555

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/19/2012	UBS AG	905,961	AUD	$936,741	$950,333	$13,592
4/19/2012	UBS AG	506,753	AUD	523,970	534,308	10,338
6/15/2012	Westpac Banking Corp.	2,847,000	AUD	2,925,342	2,966,859	41,517
4/3/2012	Morgan Stanley & Co., Inc.	2,513,070	CAD	2,519,445	2,540,687	21,242
5/15/2012	Barclays Bank plc	2,513,070	CAD	2,517,330	2,518,021	691
6/15/2012	Citibank N.A.	2,597,000	CAD	2,599,677	2,589,852	(9,825)
6/15/2012	Deutsche Bank AG London	5,082,000	CAD	5,087,238	5,059,888	(27,350)
6/15/2012	UBS AG	6,958,000	CHF	7,714,783	7,525,335	(189,448)

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/15/2012	UBS AG	3,869,000	CHF	$4,289,810	$4,214,900	$(74,910)
5/23/2012	Royal Bank of Scotland plc	6,167,446	DKK	1,105,791	1,106,070	279
5/10/2012	Morgan Stanley & Co., Inc.	35,892,809	EUR	47,878,213	47,879,213	1,000
5/10/2012	Royal Bank of Scotland plc	1,546,755	EUR	2,063,251	2,063,712	461
6/15/2012	Royal Bank of Scotland plc	18,830,000	EUR	25,123,070	24,990,234	(132,836)
6/15/2012	Royal Bank of Scotland plc	3,154,000	EUR	4,208,081	4,185,831	(22,250)
6/15/2012	UBS AG	32,782,000	EUR	43,737,891	43,494,174	(243,717)
6/15/2012	UBS AG	19,261,000	EUR	25,698,112	25,130,212	(567,900)
6/15/2012	UBS AG	2,508,000	EUR	3,346,185	3,343,766	(2,419)
5/10/2012	Barclays Bank plc	6,554,321	GBP	10,481,111	10,460,270	(20,841)
6/15/2012	Barclays Bank plc	1,734,000	GBP	2,772,182	2,750,568	(21,614)
6/15/2012	Deutsche Bank AG London	3,895,000	GBP	6,227,018	6,119,045	(107,973)
6/15/2012	Goldman Sachs & Co.	1,976,000	GBP	3,159,072	3,095,127	(63,945)
6/15/2012	Royal Bank of Scotland plc	2,387,000	GBP	3,816,147	3,740,596	(75,551)
5/11/2012	Citibank N.A.	3,721,757,537	JPY	44,979,315	44,683,468	(295,847)
6/15/2012	Royal Bank of Scotland plc	5,483,246,000	JPY	66,290,058	66,600,017	309,959
6/15/2012	Royal Bank of Scotland plc	1,461,511,000	JPY	17,669,032	17,994,472	325,440
6/15/2012	Standard Chartered Bank	597,120,000	JPY	7,218,921	7,537,491	318,570
6/15/2012	Standard Chartered Bank	531,905,000	JPY	6,430,500	6,714,277	283,777
4/27/2012	Royal Bank of Scotland plc	14,048,338	MXN	1,095,506	1,092,278	(3,228)
5/14/2012	Royal Bank of Scotland plc	555,672	PLN	177,959	175,208	(2,751)
5/23/2012	UBS AG	1,426,394	SEK	215,176	213,468	(1,708)
6/15/2012	UBS AG	17,060,000	SEK	2,571,322	2,512,315	(59,007)
5/14/2012	Credit Suisse International	1,267,159	ZAR	164,210	162,712	(1,498)

Net Unrealized Depreciation						$(597,752)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Swap Agreements

Open interest rate swaps at March 31, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Pay	USD 3ML	2.230%	04/02/2022	Bank of America, N.A.	USD	727,290,000	$(3,374,109)	$—	$(3,374,109)

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Swap Agreements—(Continued)

Open equity total return swap agreements at March 31, 2012 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ Depreciation
Pay	USD 1ML	0.4418%	5/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	309,924	$1,835	$—	$1,835
Pay	USD 1ML	0.4718%	6/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	622,947	3,690	—	3,690
Pay	USD 1ML	0.4618%	7/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	461,787	2,735	—	2,735
Pay	USD 1ML	0.4918%	9/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,276,887	7,563	—	7,563
Pay	USD 1ML	0.4918%	9/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	570,260	3,378	—	3,378
Pay	USD 1ML	0.4918%	10/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,704,582	10,097	—	10,097
Pay	USD 1ML	0.4918%	10/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,580,612	9,362	—	9,362
Pay	USD 1ML	0.3418%	11/15/2012	Credit Suisse International	FTSE EPRA/NAREIT Developed Real Estate Index	USD	4,149,882	24,581	—	24,581
Pay	USD 1ML	0.4918%	11/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,661,193	9,840	—	9,840
Pay	USD 1ML	0.4918%	11/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,304,780	7,729	—	7,729
Pay	USD 1ML	0.4918%	12/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	3,213,912	19,036	—	19,036
Pay	USD 1ML	0.4918%	12/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	2,547,575	15,090	—	15,090
Receive	USD 1ML	0.7300%	2/15/2013	JPMorgan Chase Bank, N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD	80,230,187	—	—	—
Pay	USD 1ML	0.2418%	2/15/2013	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	80,230,187	(36,682)	—	(36,682)
Pay	USD 1ML	0.5218%	3/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	8,336,956	49,382	—	49,382
Pay	USD 1ML	0.5218%	3/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	5,361,685	31,759	—	31,759
Pay	USD 1ML	0.5218%	3/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	2,798,614	16,577	—	16,577
Pay	USD 1ML	0.5218%	3/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	2,308,934	13,676	—	13,676
Pay	USD 1ML	0.5218%	3/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,651,895	9,785	—	9,785
Pay	USD 1ML	0.5218%	3/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,521,727	9,014	—	9,014
Pay	USD 1ML	0.5618%	3/15/2013	JPMorgan Chase Bank, N.A. JPMorgan Chase Bank, N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD	4,032,111	23,883	—	23,883
Receive	USD 1ML	0.5700%	3/15/2013	JPMorgan Chase Bank, N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD	4,104,888	—	—	—
Pay	USD 1ML	0.2418%	3/15/2013	JPMorgan Chase Bank, N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD	4,104,888	(1,877)	—	(1,877)
Pay	USD 1ML	1.0000%	4/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	3,198,051	34,898	—	34,898
Pay	USD 1ML	1.0000%	4/15/2013	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,437,934	14,866	—	14,866

Total								$280,217	$—	$280,217

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions of Affiliated Issuer

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012	Realized Gain on Shares Sold	Income For Period Ended March 31, 2012
MetLife, Inc.	34,265	14,000	—	48,265	$—	$—

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,854,128	$2,731,839	$—	$17,585,967
Air Freight & Logistics	5,784,080	1,026,832	—	6,810,912
Airlines	289,430	569,598	—	859,028
Auto Components	1,548,168	3,105,368	—	4,653,536
Automobiles	2,672,866	11,723,387	—	14,396,253
Beverages	14,451,336	7,883,706	—	22,335,042
Biotechnology	7,049,706	884,082	—	7,933,788
Building Products	217,196	2,004,282	—	2,221,478
Capital Markets	11,720,465	6,692,379	—	18,412,844
Chemicals	13,270,631	13,048,223	—	26,318,854
Commercial Banks	16,802,617	40,355,070	—	57,157,687
Commercial Services & Supplies	2,314,125	2,211,199	—	4,525,324
Communications Equipment	12,994,570	1,882,677	—	14,877,247
Computers & Peripherals	33,392,554	1,153,892	—	34,546,446
Construction & Engineering	920,150	2,603,632	—	3,523,782
Construction Materials	248,689	2,080,201	—	2,328,890
Consumer Finance	5,239,783	141,231	—	5,381,014
Containers & Packaging	794,669	581,516	—	1,376,185
Distributors	446,466	583,055	—	1,029,521
Diversified Consumer Services	507,883	114,862	—	622,745
Diversified Financial Services	19,989,963	3,990,748	—	23,980,711
Diversified Telecommunication Services	14,957,863	11,505,788	—	26,463,651
Electric Utilities	10,778,609	7,691,091	—	18,469,700
Electrical Equipment	3,163,442	4,830,013	—	7,993,455
Electronic Equipment, Instruments & Components	2,685,431	4,229,436	—	6,914,867
Energy Equipment & Services	10,471,859	3,586,511	—	14,058,370
Food & Staples Retailing	12,987,618	7,457,397	—	20,445,015
Food Products	10,363,450	13,907,776	—	24,271,226
Gas Utilities	590,915	1,755,608	—	2,346,523
Health Care Equipment & Supplies	10,324,859	2,522,950	—	12,847,809
Health Care Providers & Services	12,317,933	1,453,911	—	13,771,844
Health Care Technology	508,749	—	—	508,749
Hotels, Restaurants & Leisure	11,506,617	3,612,234	—	15,118,851
Household Durables	1,321,071	2,309,875	—	3,630,946
Household Products	12,297,436	1,634,564	—	13,932,000
Independent Power Producers & Energy Traders	543,659	578,235	—	1,121,894
Industrial Conglomerates	15,133,085	5,515,511	—	20,648,596
Insurance	20,527,350	15,974,647	—	36,501,997
Internet & Catalog Retail	5,625,429	253,421	—	5,878,850
Internet Software & Services	10,780,137	393,760	—	11,173,897
IT Services	22,747,819	1,020,624	—	23,768,443
Leisure Equipment & Products	713,240	882,727	—	1,595,967

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$2,557,303	$205,204	$—	$2,762,507
Machinery	12,061,000	9,996,395	—	22,057,395
Marine	—	1,184,549	—	1,184,549
Media	18,385,340	4,425,662	—	22,811,002
Metals & Mining	4,764,227	18,689,465	—	23,453,692
Multi-Utilities	7,568,002	4,491,496	—	12,059,498
Multiline Retail	4,836,223	1,482,913	—	6,319,136
Office Electronics	489,648	2,331,972	—	2,821,620
Oil, Gas & Consumable Fuels	54,689,362	26,099,015	—	80,788,377
Paper & Forest Products	942,470	965,342	—	1,907,812
Personal Products	1,011,128	1,874,734	—	2,885,862
Pharmaceuticals	33,744,210	27,097,090	—	60,841,300
Professional Services	621,506	2,043,276	—	2,664,782
Real Estate Investment Trusts	70,592,358	31,791,941	—	102,384,299
Real Estate Management & Development	1,731,013	32,917,229	—	34,648,242
Road & Rail	4,490,674	3,324,626	—	7,815,300
Semiconductors & Semiconductor Equipment	13,992,691	2,384,066	—	16,376,757
Software	21,959,895	3,395,243	—	25,355,138
Specialty Retail	12,020,337	3,255,791	—	15,276,128
Textiles, Apparel & Luxury Goods	3,940,917	4,588,685	—	8,529,602
Thrifts & Mortgage Finance	391,373	—	—	391,373
Tobacco	11,233,473	5,787,423	—	17,020,896
Trading Companies & Distributors	1,322,653	4,606,528	—	5,929,181
Transportation Infrastructure	—	1,463,483	—	1,463,483
Water Utilities	—	414,250	—	414,250
Wireless Telecommunication Services	1,114,715	7,384,368	—	8,499,083
Total Common Stocks	640,316,564	398,684,604	—	1,039,001,168
Total U.S. Treasury & Government Agencies*	—	703,004,644	—	703,004,644
Investment Company Securities	175,992,412	232,689	—	176,225,101
Total Foreign Bonds & Debt Securities*	—	110,934,399	—	110,934,399
Total Preferred Stocks*	—	1,810,620	—	1,810,620
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	894,980,000	—	894,980,000
Total Investments	$816,308,976	$2,109,646,956	$—	$2,925,955,932

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$6,550,807	$—	$—	$6,550,807
Futures Contracts (Unrealized Depreciation)	(5,594,467)	—	—	(5,594,467)
Total Futures Contracts	$956,340	$—	$—	$956,340

Forwards Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$3,984,422	$—	$3,984,422
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,327,619)	—	(3,327,619)
Total Forwards Contracts	$—	$656,803	$—	$656,803

Swap Contracts**
Swap Contracts at Value (Assets)	$—	$318,776	$—	$318,776
Swap Contracts at Value (Liabilities)	—	(3,412,668)	—	(3,412,668)
Total Swap Contracts	$—	$(3,093,892)	$—	$(3,093,892)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

Common Stock in the amount of $1,199 was transferred from Level 1 to Level 2 due to the discontinuation of a systematic fair valuation model factor.

MIST-25

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Net Transfers into Level 3	Balance as of March 31, 2012	Change in unrealized Appreciation/ (Depreciation) for investments still held at March 31, 2012
Warrants
Real Estate Investment Trusts	$0	$—	$—	$—	$0	$—

MIST-26

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	38,594,953	$430,333,728
American Funds Global Bond Fund (Class 1) (a)	7,033,007	86,084,008
American Funds Global Small Capitalization Fund (Class 1) (a)	6,758,539	133,616,319
American Funds Growth Fund (Class 1) (a)	15,812,917	945,296,191
American Funds Growth-Income Fund (Class 1) (a)	42,452,683	1,569,475,672
American Funds High-Income Bond Fund (Class 1) (a)	19,633,329	219,304,289
American Funds International Fund (Class 1) (a)	20,745,445	354,332,201
American Funds New World Fund (Class 1) (a)	6,044,127	132,668,582
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	42,761,846	555,476,386

Total Mutual Funds (Cost $3,769,002,254)		4,426,587,376

Total Investments—100.1% (Cost $3,769,002,254#)		4,426,587,376
Other assets and liabilities (net)—(0.1)%		(2,361,972)

Net Assets—100.0%		$4,424,225,404

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $3,769,002,254. The aggregate and net unrealized appreciation of investments was $657,585,122 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-27

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
American Funds Bond Fund*	38,505,387	242,725	(153,159)	38,594,953
American Funds Global Bond Fund*	7,007,356	31,829	(6,177)	7,033,008
American Funds Global Small Capitalization Fund*	6,813,049	17,858	(72,369)	6,758,538
American Funds Growth Fund*	15,958,063	11,117	(156,263)	15,812,917
American Funds Growth-Income Fund*	43,140,269	1,270	(688,857)	42,452,682
American Funds High-Income Bond Fund*	19,958,752	3,203	(328,626)	19,633,329
American Funds International Fund*	20,687,935	117,859	(60,349)	20,745,445
American Funds New World Fund*	5,978,715	88,386	(22,974)	6,044,127
American Funds U.S. Government/AAA—Rated Securities Fund*	42,326,492	565,250	(129,896)	42,761,846

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 31, 2012. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
American Funds Bond Fund	$242,884	$—	$—	$430,333,728
American Funds Global Bond Fund	10,014	—	—	86,084,008
American Funds Global Small Capitalization Fund	573,305	—	—	133,616,319
American Funds Growth Fund	3,607,307	—	—	945,296,191
American Funds Growth-Income Fund	6,917,077	—	—	1,569,475,672
American Funds High-Income Bond Fund	1,061,337	—	—	219,304,289
American Funds International Fund	214,392	—	—	354,332,201
American Funds New World Fund	70,943	—	—	132,668,582
American Funds U.S. Government/AAA—Rated Securities Fund	86,746	—	—	555,476,386

	$12,784,005	$—	$—	$4,426,587,376

MIST-28

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,426,587,376	$—	$—	$4,426,587,376
Total Investments	$4,426,587,376	$—	$—	$4,426,587,376

MIST-29

Met Investors Series Trust

American Funds® Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Bond Fund (Class 1) (a) (Cost—$469,964,754)	44,309,030	$494,045,681

Total Investments—100.1% (Cost $469,964,754#)		494,045,681
Other assets and liabilities (net)—(0.1)%		(334,497)

Net Assets—100.0%		$493,711,184

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $469,964,754. The aggregate and net unrealized appreciation of investments was $24,080,927 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-30

Met Investors Series Trust

American Funds® Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$494,045,681	$—	$—	$494,045,681
Total Investments	$494,045,681	$—	$—	$494,045,681

MIST-31

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	6,393,448	$71,286,949
American Funds Global Bond Fund (Class 1) (a)	1,941,779	23,767,375
American Funds Global Small Capitalization Fund (Class 1) (a)	4,947,321	97,808,542
American Funds Growth Fund (Class 1) (a)	12,555,441	750,564,249
American Funds Growth-Income Fund (Class 1) (a)	27,740,181	1,025,554,476
American Funds High-Income Bond Fund (Class 1) (a)	6,548,390	73,145,516
American Funds International Fund (Class 1) (a)	15,626,942	266,908,169
American Funds New World Fund (Class 1) (a)	4,410,666	96,814,121
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	5,438,612	70,647,565

Total Mutual Funds (Cost $1,852,607,679)		2,476,496,962

Total Investments—100.1% (Cost $1,852,607,679#)		2,476,496,962
Other assets and liabilities (net)—(0.1)%		(1,359,214)

Net Assets—100.0%		$2,475,137,748

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,852,607,679. The aggregate and net unrealized appreciation of investments was $623,889,283 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-32

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
American Funds Bond Fund	6,318,510	82,017	(7,079)	6,393,448
American Funds Global Bond Fund	1,919,999	21,798	(18)	1,941,779
American Funds Global Small Capitalization Fund*	4,868,093	79,330	(102)	4,947,321
American Funds Growth Fund	12,771,091	574	(216,224)	12,555,441
American Funds Growth-Income Fund*	28,444,539	1,971	(706,329)	27,740,181
American Funds High-Income Bond Fund	6,650,652	6,969	(109,231)	6,548,390
American Funds International Fund	15,328,383	299,029	(470)	15,626,942
American Funds New World Fund*	4,313,561	97,153	(48)	4,410,666
American Funds U.S. Government/AAA—Rated Securities Fund	5,339,627	103,511	(4,526)	5,438,612

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 31, 2012. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
American Funds Bond Fund	$11,001	$—	$—	$71,286,949
American Funds Global Bond Fund	34	—	—	23,767,375
American Funds Global Small Capitalization Fund	232	—	—	97,808,542
American Funds Growth Fund	1,451,625	—	—	750,564,249
American Funds Growth-Income Fund	64,161	—	—	1,025,554,476
American Funds High-Income Bond Fund	160,672	—	—	73,145,516
American Funds International Fund	163	—	—	266,908,169
American Funds New World Fund	13	—	—	96,814,121
American Funds U.S. Government/AAA—Rated Securities Fund	2,532	—	—	70,647,565

	$1,690,433	$—	$—	$2,476,496,962

MIST-33

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,476,496,962	$—	$—	$2,476,496,962
Total Investments	$2,476,496,962	$—	$—	$2,476,496,962

MIST-34

Met Investors Series Trust

American Funds® Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost—$770,826,386)	16,620,230	$993,557,347

Total Investments—100.1% (Cost $770,826,386#)		993,557,347
Other assets and liabilities (net)—(0.1)%		(569,263)

Net Assets—100.0%		$992,988,084

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $770,826,386. The aggregate and net unrealized appreciation of investments was $222,730,961 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-35

Met Investors Series Trust

American Funds® Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$993,557,347	$—	$—	$993,557,347
Total Investments	$993,557,347	$—	$—	$993,557,347

MIST-36

Met Investors Series Trust

American Funds® International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (a) (Cost—$333,158,326)	21,093,509	$360,277,137

Total Investments—100.1% (Cost $333,158,326#)		360,277,137
Other assets and liabilities (net)—(0.1)%		(276,976)

Net Assets—100.0%		$360,000,161

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $333,158,326. The aggregate and net unrealized appreciation of investments was $27,118,811 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-37

Met Investors Series Trust

American Funds® International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$360,277,137	$—	$—	$360,277,137
Total Investments	$360,277,137	$—	$—	$360,277,137

MIST-38

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	46,633,862	$519,967,560
American Funds Global Bond Fund (Class 1) (a)	2,492,827	30,512,200
American Funds Global Small Capitalization Fund (Class 1) (a)	1,581,215	31,260,615
American Funds Growth Fund (Class 1) (a)	6,313,992	377,450,429
American Funds Growth-Income Fund (Class 1) (a)	26,312,907	972,788,185
American Funds High-Income Bond Fund (Class 1) (a)	13,865,975	154,882,941
American Funds International Fund (Class 1) (a)	14,580,468	249,034,397
American Funds New World Fund (Class 1) (a)	1,416,544	31,093,148
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	56,294,593	731,266,766

Total Mutual Funds (Cost $2,711,483,296)		3,098,256,241

Total Investments—100.1% (Cost $2,711,483,296#)		3,098,256,241
Other assets and liabilities (net)—(0.1)%		(1,683,502)

Net Assets—100.0%		$3,096,572,739

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $2,711,483,296. The aggregate and net unrealized appreciation of investments was $386,772,945 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-39

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
American Funds Bond Fund*	46,973,780	43,785	(383,703)	46,633,862
American Funds Global Bond Fund	2,508,409	5,500	(21,082)	2,492,827
American Funds Global Small Capitalization Fund	1,592,694	14,025	(25,504)	1,581,215
American Funds Growth Fund	6,457,604	7,593	(151,205)	6,313,992
American Funds Growth-Income Fund*	26,540,154	12,631	(239,878)	26,312,907
American Funds High-Income Bond Fund*	13,900,854	9,621	(44,500)	13,865,975
American Funds International Fund	14,548,686	184,716	(152,934)	14,580,468
American Funds New World Fund	1,405,932	25,727	(15,115)	1,416,544
American Funds U.S. Government/AAA—Rated Securities Fund*	56,083,157	385,804	(174,368)	56,294,593

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 31, 2012. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
American Funds Bond Fund	$361,917	$—	$—	$519,967,560
American Funds Global Bond Fund	38,780	—	—	30,512,200
American Funds Global Small Capitalization Fund	234,729	—	—	31,260,615
American Funds Growth Fund	4,139,186	—	—	377,450,429
American Funds Growth-Income Fund	3,053,970	—	—	972,788,185
American Funds High-Income Bond Fund	111,757	—	—	154,882,941
American Funds International Fund	432,816	—	—	249,034,397
American Funds New World Fund	133,985	—	—	31,093,148
American Funds U.S. Government/AAA—Rated Securities Fund	176,908	—	—	731,266,766

	$8,684,048	$—	$—	$3,098,256,241

MIST-40

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,098,256,241	$—	$—	$3,098,256,241
Total Investments	$3,098,256,241	$—	$—	$3,098,256,241

MIST-41

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—33.8% of Net Assets

Security Description	Shares/Par Amount†	Value

Sovereign—33.8%
France Government Bond OAT
1.600%, 07/25/15 (EUR) (a)	320,226,949	$464,670,190
1.100%, 07/25/22 (EUR) (a)	180,951,637	244,665,561
United Kingdom Gilt Inflation Linked Series 3 Month 1.875%, 11/22/22 (GBP)	235,547,180	478,972,368

Total Foreign Bonds & Debt Securities (Cost $1,140,348,336)		1,188,308,119

U.S. Treasury & Government Agencies—21.9%

U.S. Treasury—21.9%
U.S. Treasury Inflation Indexed Bonds 0.125%, 01/15/22 (a)	241,117,856	247,070,574
U.S. Treasury Inflation Indexed Notes 2.375%, 01/15/17 (a)	446,040,189	522,877,748

Total U.S. Treasury & Government Agencies (Cost $769,719,536)		769,948,322

Short-Term Investments—82.7%

Mutual Funds—59.4%
BlackRock Liquidity Funds TempFund Portfolio Portfolio, Class I 0.090% (b)	683,968,725	683,968,725
Dreyfus Treasury Cash Management Fund, Class I 0.010% (b)	683,968,725	683,968,725
State Street Institutional Liquid Reserves Fund, Class I 0.090% (b)	17,140,689	17,140,689
UBS Money Series - UBS Select Treasury Preferred Fund Class I 0.010% (b)	704,695,050	704,695,050

		2,089,773,189

Repurchase Agreements—23.3%
Barclays plc Repurchase Agreement, dated 03/22/12 at 0.11% to be repurchased at $136,885,917 on 04/18/12, collateralized by $114,900,000 U.S. Treasury Inflation Indexed Notes at 1.25% due 07/15/20 with a value of $137,843,877.	136,874,625	136,874,625

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
Barclays plc Repurchase Agreement, dated 03/29/12 at 0.10% to be repurchased at EUR 512,573,600 on 04/18/12, collateralized by EUR 277,900,000 France Government Bond OAT at 1.60% due 07/25/15 with a value of EUR 351,271,611; and EUR 154,000,000 France Government Bond OAT at 1.10% due 07/25/22 with a value of EUR 164,394,670. (EUR)	512,545,126	$683,581,258

		820,455,883

Total Short-Term Investments (Cost $2,910,178,021)		2,910,229,072

Total Investments—138.4% (Cost $4,820,245,893#)		4,868,485,513
Other assets and liabilities (net)—(38.4)%		(1,349,792,346)

Net Assets—100.0%		$3,518,693,167

†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,820,245,893. The aggregate unrealized appreciation and depreciation of investments were $48,372,756 and $(133,136), respectively, resulting in net unrealized appreciation of $48,239,620 for federal income tax purposes.
(a)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2012, the value of securities pledged amounted to $1,479,284,073.
(b)	Represents annualized seven-day yield as of March 31, 2012.
(EUR)—	Euro
(GBP)—	British Pound

MIST-42

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
AEX Index Futures	Euronext Amsterdam	4/20/2012	60	$5,253,434	$5,152,615	$(100,819)
ASX SPI 200 Index Futures	Australian Securities Exchange	6/21/2012	319	35,422,043	35,893,617	471,574
Aluminum Futures 3 Months	London Metal Exchange	4/4/2012	11	568,026	574,057	6,031
Aluminum Futures 3 Months	London Metal Exchange	4/10/2012	6	309,028	313,557	4,529
Aluminum Futures 3 Months	London Metal Exchange	4/12/2012	9	492,384	470,554	(21,830)
Aluminum Futures 3 Months	London Metal Exchange	4/19/2012	23	1,281,573	1,204,464	(77,109)
Aluminum Futures 3 Months	London Metal Exchange	4/26/2012	9	512,041	472,059	(39,982)
Aluminum Futures 3 Months	London Metal Exchange	5/1/2012	19	1,073,761	997,690	(76,071)
Aluminum Futures 3 Months	London Metal Exchange	5/14/2012	13	736,411	684,629	(51,782)
Aluminum Futures 3 Months	London Metal Exchange	6/12/2012	6	334,771	317,824	(16,947)
Aluminum Futures 3 Months	London Metal Exchange	6/22/2012	22	1,193,872	1,167,589	(26,283)
Aluminum HG Futures	London Metal Exchange	6/20/2012	272	15,220,195	14,429,600	(790,595)
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	6/15/2012	216	25,820,114	25,972,792	152,678
Brent Crude Oil Pent Financial Futures	New York Mercantile Exchange	4/12/2012	1,104	134,539,783	135,659,520	1,119,737
CAC 40 Index Futures	Euronext Paris Monep	4/20/2012	430	20,366,096	19,639,194	(726,902)
Cattle Feeder Futures	Chicago Mercantile Exchange	4/26/2012	44	3,441,305	3,274,150	(167,155)
Cocoa Futures	ICE Futures U.S., Inc.	5/15/2012	69	1,562,165	1,531,110	(31,055)
Coffee Futures	ICE Futures U.S., Inc.	5/18/2012	76	6,187,480	5,199,825	(987,655)
Copper Futures 3 Months	London Metal Exchange	4/4/2012	4	767,205	847,400	80,195
Copper Futures 3 Months	London Metal Exchange	4/10/2012	3	566,375	635,475	69,100
Copper Futures 3 Months	London Metal Exchange	4/12/2012	4	784,802	847,200	62,398
Copper Futures 3 Months	London Metal Exchange	4/19/2012	7	1,462,749	1,481,725	18,976
Copper Futures 3 Months	London Metal Exchange	4/26/2012	5	1,065,363	932,648	(132,715)
Copper Futures 3 Months	London Metal Exchange	5/1/2012	7	1,458,535	1,480,274	21,739
Copper Futures 3 Months	London Metal Exchange	5/14/2012	6	1,286,337	1,267,821	(18,516)
Copper Futures 3 Months	London Metal Exchange	6/12/2012	3	634,119	633,679	(440)
Copper Futures 3 Months	London Metal Exchange	6/22/2012	9	1,886,011	1,900,575	14,564
Copper LME Futures	London Metal Exchange	6/20/2012	111	23,407,831	23,444,588	36,757
Corn Futures	Chicago Board Of Trade	5/14/2012	933	29,660,830	30,042,600	381,770
Cotton No. 2 Futures	ICE Futures U.S., Inc.	5/8/2012	167	7,729,424	7,808,920	79,496
DAX Index Futures	Eurex Deutschland	6/15/2012	79	18,679,854	18,335,670	(344,184)
Euro Stoxx 50 Index Futures	Eurex Deutschland	6/15/2012	1,637	54,551,324	52,594,886	(1,956,438)
European Gas Oil (Ice) Futures	New York Mercantile Exchange	4/11/2012	568	57,490,695	57,609,400	118,705
FTSE 100 Index Futures	NYSE Euronext Liffe	6/15/2012	1,026	96,667,483	94,026,136	(2,641,347)
FTSE JSE Top 40 Index Futures	South African Futures Exchange	6/21/2012	281	11,073,475	10,933,395	(140,080)
FTSE MIB Index Futures	Italian Derivatives Market	6/15/2012	46	5,095,078	4,829,793	(265,285)
German Euro Bund Futures	Eurex Deutschland	6/7/2012	4,652	858,277,147	859,243,312	966,165
Gold 100 oz Futures	Commodities Exchange Center	6/27/2012	122	20,590,961	20,397,180	(193,781)
Hang Seng China ENT Index Futures	Hong Kong Futures Exchange, Ltd.	4/27/2012	365	25,320,073	24,934,808	(385,265)
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	4/27/2012	93	12,531,915	12,275,370	(256,545)
Henry Hub Nat Gas Swap Futures	New York Mercantile Exchange	4/26/2012	1,898	11,514,364	10,087,870	(1,426,494)
IBEX 35 Index Futures	Meff Renta Variable	4/20/2012	57	6,351,462	6,022,754	(328,708)
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	6/11/2012	673	1,157,129,020	1,154,678,386	(2,450,634)
KOSPI 200 Index Futures	Korea Exchange (Futures Market)	6/14/2012	187	21,828,156	22,094,899	266,743
Lead Futures	London Metal Exchange	6/20/2012	52	2,760,914	2,657,200	(103,714)
Lead Futures 3 Months	London Metal Exchange	4/4/2012	3	155,254	152,775	(2,479)
Lead Futures 3 Months	London Metal Exchange	4/10/2012	2	98,600	101,850	3,250
Lead Futures 3 Months	London Metal Exchange	4/12/2012	2	100,506	101,850	1,344
Lead Futures 3 Months	London Metal Exchange	4/19/2012	2	107,756	101,854	(5,902)
Lead Futures 3 Months	London Metal Exchange	4/26/2012	3	171,408	152,818	(18,590)
Lead Futures 3 Months	London Metal Exchange	5/1/2012	4	222,722	203,793	(18,929)
Lead Futures 3 Months	London Metal Exchange	5/14/2012	3	162,391	152,915	(9,476)
Lead Futures 3 Months	London Metal Exchange	6/12/2012	1	53,108	51,069	(2,039)
Lead Futures 3 Months	London Metal Exchange	6/22/2012	5	251,431	255,406	3,975
Lean Hogs Futures	Chicago Mercantile Exchange	6/14/2012	285	10,823,018	10,305,600	(517,418)
Live Cattle Futures	Chicago Mercantile Exchange	6/29/2012	364	18,121,600	16,911,440	(1,210,160)
MSCI Taiwan Index Futures	Singapore Exchange	4/27/2012	570	16,319,266	16,091,100	(228,166)
Nickel Futures	London Metal Exchange	6/20/2012	36	4,100,478	3,848,472	(252,006)

MIST-43

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
Nickel Futures 3 Months	London Metal Exchange	4/4/2012	1	$112,051	$106,524	$(5,527)
Nickel Futures 3 Months	London Metal Exchange	4/10/2012	1	112,182	106,564	(5,618)
Nickel Futures 3 Months	London Metal Exchange	4/12/2012	1	117,003	106,578	(10,425)
Nickel Futures 3 Months	London Metal Exchange	4/19/2012	3	353,866	319,787	(34,079)
Nickel Futures 3 Months	London Metal Exchange	4/26/2012	1	127,082	106,635	(20,447)
Nickel Futures 3 Months	London Metal Exchange	5/1/2012	3	374,215	319,987	(54,228)
Nickel Futures 3 Months	London Metal Exchange	5/14/2012	2	252,315	213,470	(38,845)
Nickel Futures 3 Months	London Metal Exchange	6/22/2012	3	333,638	320,738	(12,900)
Nymex Heating Oil Pent Futures	New York Mercantile Exchange	4/27/2012	273	37,547,537	36,348,367	(1,199,170)
RBOB Gasoline Fin Futures	New York Mercantile Exchange	4/27/2012	279	39,241,631	38,764,316	(477,315)
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	6/15/2012	519	42,036,275	42,957,630	921,355
S&P 500 E-Mini Index Futures	CME Index & Options Market	6/15/2012	7,543	515,653,070	529,235,738	13,582,668
S&P Midcap 400 E-Mini Index Futures	CME Index & Options Market	6/15/2012	499	48,856,312	49,515,770	659,458
S&P TSE 60 Index Futures	The Montreal Exchange/Bourse De Montreal	6/14/2012	351	49,629,573	49,596,411	(33,162)
SGX CNX NIFTY Index Futures	Singapore Exchange	4/26/2012	910	9,611,165	9,696,960	85,795
Silver Futures	Commodities Exchange Center	5/29/2012	22	3,732,012	3,573,240	(158,772)
Soybean Futures	Chicago Board Of Trade	5/14/2012	255	16,275,293	17,888,250	1,612,957
Sugar Futures	ICE Futures U.S., Inc.	4/30/2012	476	13,012,578	13,173,395	160,817
TOPIX Index Futures	Tokyo Stock Exchange	6/8/2012	877	86,323,074	90,804,519	4,481,445
U.S. Treasury Bond 10 Year Futures	Chicago Board of Trade	6/20/2012	5,761	754,725,014	745,959,484	(8,765,530)
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	6/27/2012	1,638	302,667,988	300,014,204	(2,653,784)
WTI Bullet Swap Financial Futures	New York Mercantile Exchange	4/19/2012	2,181	234,289,375	224,686,620	(9,602,755)
Wheat Futures	Chicago Board Of Trade	5/14/2012	567	18,380,421	18,732,263	351,842
Zinc Futures	London Metal Exchange	6/20/2012	70	3,565,764	3,497,813	(67,951)
Zinc Futures 3 Months	London Metal Exchange	4/4/2012	3	139,504	149,619	10,115
Zinc Futures 3 Months	London Metal Exchange	4/10/2012	2	93,038	99,738	6,700
Zinc Futures 3 Months	London Metal Exchange	4/12/2012	3	145,644	149,594	3,950
Zinc Futures 3 Months	London Metal Exchange	4/19/2012	4	202,745	199,408	(3,337)
Zinc Futures 3 Months	London Metal Exchange	4/26/2012	1	54,809	49,831	(4,978)
Zinc Futures 3 Months	London Metal Exchange	5/1/2012	6	315,664	299,063	(16,601)
Zinc Futures 3 Months	London Metal Exchange	5/14/2012	6	315,764	299,258	(16,506)
Zinc Futures 3 Months	London Metal Exchange	6/12/2012	1	51,626	49,940	(1,686)
Zinc Futures 3 Months	London Metal Exchange	6/22/2012	4	201,124	199,875	(1,249)

Net Unrealized Depreciation						$(13,451,533)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
Aluminum Futures 3 Months	London Metal Exchange	4/4/2012	(11)	$(568,933)	$(574,057)	$(5,124)
Aluminum Futures 3 Months	London Metal Exchange	4/10/2012	(6)	(310,498)	(313,557)	(3,059)
Aluminum Futures 3 Months	London Metal Exchange	4/12/2012	(9)	(493,763)	(470,554)	23,209
Aluminum Futures 3 Months	London Metal Exchange	4/19/2012	(23)	(1,273,165)	(1,204,464)	68,701
Aluminum Futures 3 Months	London Metal Exchange	4/26/2012	(9)	(510,683)	(472,059)	38,624
Aluminum Futures 3 Months	London Metal Exchange	5/1/2012	(19)	(1,075,376)	(997,690)	77,686
Aluminum Futures 3 Months	London Metal Exchange	5/14/2012	(13)	(727,984)	(684,629)	43,355
Aluminum Futures 3 Months	London Metal Exchange	6/12/2012	(6)	(333,593)	(317,825)	15,768
Aluminum Futures 3 Months	London Metal Exchange	6/22/2012	(22)	(1,200,622)	(1,167,590)	33,032
Copper Futures 3 Months	London Metal Exchange	4/4/2012	(4)	(769,726)	(847,400)	(77,674)
Copper Futures 3 Months	London Metal Exchange	4/10/2012	(3)	(564,525)	(635,475)	(70,950)
Copper Futures 3 Months	London Metal Exchange	4/12/2012	(4)	(793,015)	(847,200)	(54,185)
Copper Futures 3 Months	London Metal Exchange	4/19/2012	(7)	(1,453,891)	(1,481,725)	(27,834)
Copper Futures 3 Months	London Metal Exchange	4/26/2012	(5)	(1,073,525)	(932,648)	140,877
Copper Futures 3 Months	London Metal Exchange	5/1/2012	(7)	(1,470,473)	(1,480,274)	(9,801)
Copper Futures 3 Months	London Metal Exchange	5/14/2012	(6)	(1,280,730)	(1,267,821)	12,909
Copper Futures 3 Months	London Metal Exchange	6/12/2012	(3)	(632,471)	(633,679)	(1,208)
Copper Futures 3 Months	London Metal Exchange	6/22/2012	(9)	(1,889,989)	(1,900,575)	(10,586)
Lead Futures 3 Months	London Metal Exchange	4/4/2012	(3)	(156,084)	(152,775)	3,309

MIST-44

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
Lead Futures 3 Months	London Metal Exchange	4/10/2012	(2)	$(98,450)	$(101,850)	$(3,400)
Lead Futures 3 Months	London Metal Exchange	4/12/2012	(2)	(100,750)	(101,850)	(1,100)
Lead Futures 3 Months	London Metal Exchange	4/19/2012	(2)	(108,544)	(101,853)	6,691
Lead Futures 3 Months	London Metal Exchange	4/26/2012	(3)	(174,367)	(152,818)	21,549
Lead Futures 3 Months	London Metal Exchange	5/1/2012	(4)	(223,995)	(203,793)	20,202
Lead Futures 3 Months	London Metal Exchange	5/14/2012	(3)	(162,596)	(152,915)	9,681
Lead Futures 3 Months	London Metal Exchange	6/12/2012	(1)	(53,124)	(51,069)	2,055
Lead Futures 3 Months	London Metal Exchange	6/22/2012	(5)	(251,619)	(255,406)	(3,787)
Nickel Futures 3 Months	London Metal Exchange	4/4/2012	(1)	(112,709)	(106,524)	6,185
Nickel Futures 3 Months	London Metal Exchange	4/10/2012	(1)	(112,820)	(106,564)	6,256
Nickel Futures 3 Months	London Metal Exchange	4/12/2012	(1)	(117,360)	(106,578)	10,782
Nickel Futures 3 Months	London Metal Exchange	4/19/2012	(3)	(353,876)	(319,787)	34,089
Nickel Futures 3 Months	London Metal Exchange	4/26/2012	(1)	(128,405)	(106,634)	21,771
Nickel Futures 3 Months	London Metal Exchange	5/1/2012	(3)	(375,116)	(319,987)	55,129
Nickel Futures 3 Months	London Metal Exchange	5/14/2012	(2)	(252,730)	(213,470)	39,260
Nickel Futures 3 Months	London Metal Exchange	6/22/2012	(3)	(333,356)	(320,738)	12,618
Zinc Futures 3 Months	London Metal Exchange	4/4/2012	(3)	(140,525)	(149,619)	(9,094)
Zinc Futures 3 Months	London Metal Exchange	4/10/2012	(2)	(93,338)	(99,738)	(6,400)
Zinc Futures 3 Months	London Metal Exchange	4/12/2012	(3)	(145,871)	(149,593)	(3,722)
Zinc Futures 3 Months	London Metal Exchange	4/19/2012	(4)	(202,645)	(199,408)	3,237
Zinc Futures 3 Months	London Metal Exchange	4/26/2012	(1)	(54,999)	(49,831)	5,168
Zinc Futures 3 Months	London Metal Exchange	5/1/2012	(6)	(317,243)	(299,063)	18,180
Zinc Futures 3 Months	London Metal Exchange	5/14/2012	(6)	(314,243)	(299,258)	14,985
Zinc Futures 3 Months	London Metal Exchange	6/12/2012	(1)	(51,449)	(49,941)	1,508
Zinc Futures 3 Months	London Metal Exchange	6/22/2012	(4)	(200,795)	(199,875)	920

Net Unrealized Appreciation						$459,812

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
6/20/2012	Royal Bank of Scotland plc	520,000	GBP	$831,306	818,192	$13,114

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/20/2012	Royal Bank of Scotland plc	512,500,000	EUR	$683,801,882	$683,524,837	$(277,045)
6/20/2012	Royal Bank of Scotland plc	20,400,000	EUR	27,218,650	27,115,292	(103,358)
6/20/2012	Royal Bank of Scotland plc	14,330,000	EUR	19,119,768	18,846,521	(273,247)
6/20/2012	Royal Bank of Scotland plc	263,300,000	GBP	420,928,596	419,418,732	(1,509,864)
6/20/2012	Royal Bank of Scotland plc	35,300,000	GBP	56,432,888	55,915,588	(517,300)
6/20/2012	Royal Bank of Scotland plc	231,140,000	RUB	7,795,810	7,726,178	(69,632)
6/20/2012	Royal Bank of Scotland plc	29,960,000	RUB	1,010,481	1,012,838	2,357

Net Unrealized Depreciation						$(2,748,089)

(EUR)—	Euro
(GBP)—	British Pound
(RUB)—	Russian Rouble

MIST-45

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Par Value		Net Closing Amount
Barclays Bank plc	0.13%	3/21/2012	4/18/2012	USD	104,419,500	$104,419,500
Barclays Bank plc	0.18%	3/22/2012	4/18/2012	USD	109,313,750	109,313,750
Barclays Bank plc	0.24%	3/21/2012	4/18/2012	USD	134,289,375	134,289,375
Barclays Bank plc	1.00%	3/21/2012	4/18/2012	EUR	500,409,629	667,396,150
First Boston	0.20%	3/29/2012	4/18/2012	USD	91,517,591	91,517,591
First Boston	0.24%	3/21/2012	4/18/2012	USD	451,196,790	451,196,790

Total						$1,558,133,156

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Swap Agreements

Open swap on futures agreements at March 31, 2012 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ Depreciation
Receive	—	0.000%	4/18/2012	Bank of America Securities LLC	San Juan Natural Gas Index Futures	BRL	(40,712,741)	$(450,283)	$—	$(450,283)
Receive	—	0.000%	6/7/2012	Bank of America Securities LLC	Euro Bund Futures	EUR	(49,194,892)	143,436	—	143,436
Receive	—	0.000%	6/11/2012	Bank of America Securities LLC	10 Year Japanese Government Bond Futures	JPY	(37,137,324,600)	(878,514)	—	(878,514)
Receive	—	0.000%	6/15/2012	Bank of America Securities LLC	Swiss Market Index Futures	CHF	(32,197,765)	(45,990)	—	(45,990)
Receive	—	0.000%	6/15/2012	Bank of America Securities LLC	Gasoline RBOB Futures	USD	(8,997,876)	(573,611)	—	(573,611)
Receive	—	0.000%	6/20/2012	Bank of America Securities LLC	10 Year U.S. Treasury Note Futures	USD	(631,397,428)	(7,412,224)	—	(7,412,224)
Receive	—	0.000%	6/27/2012	Bank of America Securities LLC	Long Gilt Futures	GBP	(8,817,463)	(308)	—	(308)
Pay	1-Month USD-LIBOR	1.0000%	6/20/2012	Bank of America Securities LLC	Russian Depositary Index Futures	USD	(1,082,238)	(34,145)	—	(34,145)

Total								$(9,251,639)	$—	$(9,251,639)

BRL–	Brazilian Real
CHF–	Swiss Franc
EUR–	Euro
GBP–	British Pound
JPY–	Japanese Yen
USD–	United States Dollar

MIST-46

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$1,188,308,119	$—	$1,188,308,119
Total U.S. Treasury & Government Agencies*	—	769,948,322	—	769,948,322
Short-Term Investments
Mutual Funds	2,089,773,189	—	—	2,089,773,189
Repurchase Agreements	—	820,455,883	—	820,455,883
Total Short-Term Investments	2,089,773,189	820,455,883	—	2,910,229,072
Total Investments	$2,089,773,189	$2,778,712,324	$—	$4,868,485,513

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$26,504,564	$—	$—	$26,504,564
Futures Contracts (Unrealized Depreciation)	(39,496,285)	—	—	(39,496,285)
Total Futures Contracts	$(12,991,721)	$—	$—	$(12,991,721)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$15,471	$—	$15,471
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(2,750,446)	—	(2,750,446)
Total Forward Contracts	$—	$(2,734,975)	$—	$(2,734,975)

Total Reverse Repurchase Agreements	$—	$1,558,133,156	$—	$1,558,133,156

Swap Contracts**
Swap Contracts at Value (Assets)	$—	$143,436	$—	$143,436
Swap Contracts at Value (Liabilities)	—	(9,395,075)	—	(9,395,075)
Total Swap Contracts	$—	$(9,251,639)	$—	$(9,251,639)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

MIST-47

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
General Dynamics Corp.	19,916	$1,461,436
Honeywell International, Inc.	14,666	895,359
Lockheed Martin Corp.	10,963	985,135
Northrop Grumman Corp. (a)	21,000	1,282,680
Raytheon Co.	19,100	1,008,098
United Technologies Corp.	27,841	2,309,133

		7,941,841

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	7,210	581,991

Automobiles—0.2%
Ford Motor Co.	51,800	646,982

Beverages—2.1%
Coca-Cola Co. (The)	15,750	1,165,658
Coca-Cola Enterprises, Inc.	61,900	1,770,340
Constellation Brands, Inc. - Class A*	60,400	1,424,836
Dr Pepper Snapple Group, Inc.	26,700	1,073,607

		5,434,441

Biotechnology—0.7%
Amgen, Inc.	16,341	1,111,025
Gilead Sciences, Inc.*	17,000	830,450

		1,941,475

Capital Markets—0.3%
Ameriprise Financial, Inc.	13,800	788,394

Chemicals—2.9%
CF Industries Holdings, Inc.	3,000	547,950
E.I. du Pont de Nemours & Co.	46,196	2,443,768
Huntsman Corp.	24,800	347,448
Monsanto Co.	10,300	821,528
Mosaic Co. (The)	21,100	1,166,619
PPG Industries, Inc.	16,900	1,619,020
Rockwood Holdings, Inc.*	11,700	610,155

		7,556,488

Commercial Banks—3.8%
BOK Financial Corp. (a)	7,000	393,960
East West Bancorp, Inc.	26,900	621,121
KeyCorp	154,500	1,313,250
U.S. Bancorp.	87,900	2,784,672
Wells Fargo & Co.	139,184	4,751,742

		9,864,745

Communications Equipment—2.7%
Cisco Systems, Inc.	189,684	4,011,817
QUALCOMM, Inc.	45,452	3,091,645

		7,103,462

Computers & Peripherals—6.5%
Apple, Inc.*	22,842	13,693,094
Dell, Inc.*	62,504	1,037,566
Hewlett-Packard Co.	69,056	1,645,605

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Western Digital Corp.*	19,900	$823,661

		17,199,926

Construction & Engineering—0.2%
Jacobs Engineering Group, Inc.*	11,300	501,381

Consumer Finance—0.9%
Discover Financial Services	67,800	2,260,452

Diversified Financial Services—2.9%
Bank of America Corp.	96,687	925,294
Citigroup, Inc.	52,132	1,905,425
JPMorgan Chase & Co.	81,193	3,733,254
NASDAQ OMX Group, Inc. (The)*	38,800	1,004,920

		7,568,893

Diversified Telecommunication Services—1.8%
AT&T, Inc.	57,183	1,785,825
Verizon Communications, Inc.	74,075	2,831,887

		4,617,712

Electric Utilities—0.2%
Pinnacle West Capital Corp.	10,300	493,370

Electronic Equipment, Instruments & Components—1.1%
Arrow Electronics, Inc.*	24,000	1,007,280
Avnet, Inc.*	24,700	898,833
Tech Data Corp.* (a)	15,900	862,734

		2,768,847

Energy Equipment & Services—2.1%
Halliburton Co.	16,700	554,273
Oceaneering International, Inc.	27,400	1,476,586
Oil States International, Inc.* (a)	36,000	2,810,160
RPC, Inc. (a)	54,000	572,940

		5,413,959

Food & Staples Retailing—1.8%
CVS Caremark Corp.	33,000	1,478,400
Kroger Co. (The)	42,700	1,034,621
Wal-Mart Stores, Inc.	36,295	2,221,254

		4,734,275

Food Products—1.9%
ConAgra Foods, Inc.	35,200	924,352
Dean Foods Co.*	81,800	990,598
Hormel Foods Corp. (a)	46,800	1,381,536
Kellogg Co.	10,800	579,204
Tyson Foods, Inc. - Class A	58,400	1,118,360

		4,994,050

Gas Utilities—0.3%
ONEOK, Inc.	10,100	824,766

Health Care Equipment & Supplies—1.2%
Baxter International, Inc.	27,300	1,631,994

MIST-48

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Covidien plc	15,000	$820,200
Medtronic, Inc.	19,900	779,881

		3,232,075

Health Care Providers & Services—4.2%
Aetna, Inc.	42,500	2,131,800
Cardinal Health, Inc.	13,200	569,052
Cigna Corp.	25,900	1,275,575
Humana, Inc.	22,900	2,117,792
Medco Health Solutions, Inc.*	24,700	1,736,410
UnitedHealth Group, Inc.	54,275	3,198,969

		11,029,598

Household Durables—0.6%
Tupperware Brands Corp. (a)	25,000	1,587,500

Household Products—1.3%
Energizer Holdings, Inc.*	11,500	853,070
Procter & Gamble Co. (The)	37,802	2,540,672

		3,393,742

Independent Power Producers & Energy Traders—0.3%
AES Corp. (The)*	60,900	795,963

Industrial Conglomerates—3.1%
General Electric Co.	260,224	5,222,696
Tyco International, Ltd.	51,890	2,915,180

		8,137,876

Insurance—3.1%
Aflac, Inc.	24,200	1,112,958
Assurant, Inc.	54,900	2,223,450
Berkshire Hathaway, Inc. - Class B*	16,600	1,347,090
Principal Financial Group, Inc.	33,500	988,585
Prudential Financial, Inc.	20,900	1,324,851
Torchmark Corp.	15,800	787,630
Validus Holdings, Ltd.	11,800	365,210

		8,149,774

Internet & Catalog Retail—0.5%
Amazon.com, Inc.*	4,800	972,048
Expedia, Inc. (a)	10,000	334,400

		1,306,448

Internet Software & Services—1.2%
Google, Inc. - Class A*	4,900	3,142,076

IT Services—3.7%
Accenture plc - Class A	8,700	561,150
CACI International, Inc. - Class A* (a)	9,300	579,297
International Business Machines Corp.	28,246	5,893,528
Visa, Inc. - Class A	23,600	2,784,800

		9,818,775

Leisure Equipment & Products—0.5%
Mattel, Inc.	28,800	969,408

Security Description	Shares	Value

Leisure Equipment & Products—(Continued)
Polaris Industries, Inc.	6,200	$447,330

		1,416,738

Life Sciences Tools & Services—0.5%
Charles River Laboratories International, Inc.*	21,200	765,108
PerkinElmer, Inc.	23,100	638,946

		1,404,054

Machinery—2.2%
Caterpillar, Inc.	11,700	1,246,284
Cummins, Inc.	13,600	1,632,544
Dover Corp.	14,800	931,512
Illinois Tool Works, Inc.	20,800	1,188,096
ITT Corp. (a)	14,000	321,160
Navistar International Corp.* (a)	12,900	521,805

		5,841,401

Media—4.8%
CBS Corp. - Class B	93,500	3,170,585
Comcast Corp. - Class A	64,804	1,944,768
DIRECTV - Class A*	16,600	819,044
Discovery Communications, Inc. - Class A* (a)	8,100	409,860
DISH Network Corp. - Class A	21,700	714,581
Omnicom Group, Inc.	13,800	698,970
Time Warner Cable, Inc.	13,450	1,096,175
Time Warner, Inc.	48,300	1,823,325
Viacom, Inc. - Class B	41,800	1,983,828

		12,661,136

Metals & Mining—0.8%
Cliffs Natural Resources, Inc.	10,800	748,008
Freeport-McMoRan Copper & Gold, Inc.	38,100	1,449,324

		2,197,332

Multi-Utilities—1.7%
Alliant Energy Corp.	35,300	1,529,196
CenterPoint Energy, Inc.	29,300	577,796
DTE Energy Co.	19,300	1,062,079
NiSource, Inc. (a)	57,500	1,400,125

		4,569,196

Multiline Retail—1.9%
Dollar Tree, Inc.*	11,800	1,114,982
Macy’s, Inc.	48,800	1,938,824
Target Corp.	33,517	1,953,036

		5,006,842

Oil, Gas & Consumable Fuels—10.8%
Chevron Corp.	59,679	6,399,976
ConocoPhillips	49,638	3,772,984
Exxon Mobil Corp.	119,454	10,360,245
Marathon Oil Corp.	28,800	912,960
Marathon Petroleum Corp.	49,100	2,128,976
Murphy Oil Corp.	22,300	1,254,821
Occidental Petroleum Corp.	7,716	734,795
Tesoro Corp.*	42,300	1,135,332

MIST-49

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Valero Energy Corp.	67,900	$1,749,783

		28,449,872

Paper & Forest Products—0.9%
Domtar Corp.	17,000	1,621,460
International Paper Co.	23,300	817,830

		2,439,290

Pharmaceuticals—5.5%
Abbott Laboratories	32,479	1,990,638
Bristol-Myers Squibb Co.	44,300	1,495,125
Eli Lilly & Co.	47,576	1,915,885
Johnson & Johnson	22,754	1,500,854
Merck & Co., Inc.	64,904	2,492,314
Pfizer, Inc.	228,536	5,178,626

		14,573,442

Professional Services—0.5%
Manpower, Inc.	8,800	416,856
Towers Watson & Co. - Class A	12,500	825,875

		1,242,731

Real Estate Investment Trusts—1.6%
Apartment Investment & Management Co. - Class A	42,100	1,111,861
Camden Property Trust	19,100	1,255,825
DDR Corp. (a)	36,500	532,900
Kimco Realty Corp. (a)	61,500	1,184,490

		4,085,076

Road & Rail—1.4%
CSX Corp.	42,900	923,208
JB Hunt Transport Services, Inc.	18,620	1,012,369
Norfolk Southern Corp.	6,800	447,644
Ryder System, Inc.	22,700	1,198,560

		3,581,781

Semiconductors & Semiconductor Equipment—2.6%
Applied Materials, Inc.	66,900	832,236
Intel Corp.	171,529	4,821,680
LSI Corp.*	144,400	1,253,392

		6,907,308

Software—4.9%
Adobe Systems, Inc.*	27,600	946,956
Microsoft Corp.	193,880	6,252,630
Oracle Corp.	110,040	3,208,766
Symantec Corp.*	56,100	1,049,070
VMware, Inc. - Class A*	13,900	1,561,943

		13,019,365

Specialty Retail—2.5%
AutoZone, Inc.*	4,000	1,487,200
Foot Locker, Inc.	33,600	1,043,280
O’Reilly Automotive, Inc.*	6,300	575,505
PetSmart, Inc.	23,200	1,327,504

Security Description	Shares	Value

Specialty Retail—(Continued)
Ross Stores, Inc.	34,800	$2,021,880

		6,455,369

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	10,300	795,984
Ralph Lauren Corp.	7,300	1,272,609

		2,068,593

Tobacco—1.0%
Philip Morris International, Inc.	30,488	2,701,542

Water Utilities—0.3%
American Water Works Co., Inc.	22,700	772,481

Total Common Stocks (Cost $215,995,596)		263,224,826

Short-Term Investment—4.0%

Mutual Fund—4.0%
State Street Navigator Securities Lending Prime Portfolio (b) (Cost $10,559,933)	10,559,933	10,559,933

Total Investments—104.0% (Cost $226,555,529#)		273,784,759
Other assets and liabilities (net)—(4.0)%		(10,493,376)

Net Assets—100.0%		$263,291,383

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $226,555,529. The aggregate unrealized appreciation and depreciation of investments were $50,972,957 and $(3,743,727), respectively, resulting in net unrealized appreciation of $47,229,230 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $11,682,471 and the collateral received consisted of cash in the amount of $10,559,933 and non-cash collateral with a value of $1,408,894. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-50

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$263,224,826	$—	$—	$263,224,826
Total Short-Term Investment*	10,559,933	—	—	10,559,933
Total Investments	$273,784,759	$—	$—	$273,784,759

*	See Schedule of Investments for additional detailed categorizations.

MIST-51

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Investment Company Securities—91.5% of Net Assets
Security Description	Shares	Value

Energy Select Sector SPDR Fund	2,778,091	$199,272,467
iShares Barclays 1-3 Year Credit Bond Fund (a)	1,830,629	192,380,802
iShares Barclays Aggregate Bond Fund (a)	3,143,013	345,259,978
iShares iBoxx $ High Yield Corporate Bond Fund (a)	2,168,214	196,960,560
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	3,368,383	389,721,913
iShares MSCI EAFE Index Fund (a)	17,943,079	985,075,037
iShares MSCI Germany Index Fund (a)	3,342,134	77,771,458
iShares MSCI Japan Index Fund (a)	11,608,744	118,177,014
iShares Russell 2000 Index Fund (a)	1,670,173	138,373,833
iShares S&P 100 Index Fund (a)	1,326,534	84,951,237
Market Vectors Agribusiness ETF	2,905,080	153,475,376
SPDR S&P 500 ETF Trust	5,644,624	794,311,489
Technology Select Sector SPDR Fund ETF	7,594,063	228,961,000
Vanguard Dividend Appreciation ETF	2,804,085	164,179,177
Vanguard Total Bond Market ETF	4,149,485	345,569,111

Total Investment Company Securities (Cost $4,233,628,323)		4,414,440,452

Short-Term Investments—8.4%
Security Description	Par Amount	Value

Repurchase Agreement—8.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $404,929,337 on 04/02/12, collateralized by $155,155,000 Federal Home Loan Bank at 0.370% due 08/09/13 with a value of $155,542,888; $125,000,000 Federal Home Loan Bank at 0.350% due 07/17/13 with a value of $125,156,250; $78,835,000 Federal Home Loan Mortgage Corp. at 4.500% due 07/15/13 with a value of $83,860,731; $26,560,000 U.S. Treasury Notes at 0.750% due 08/15/13 with a value of $26,755,269; $21,560,000 U.S. Treasury Notes at 0.750% due 08/15/13 with a value of $21,718,509	$404,929,000	$404,929,000

Total Short-Term Investments (Cost $404,929,000)		404,929,000

Total Investments—99.9% (Cost $4,638,557,323#)		4,819,369,452
Other assets and liabilities (net)—0.1%		5,398,171

Net Assets—100.0%		$4,824,767,623

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,638,557,323. The aggregate unrealized appreciation and depreciation of investments were $182,482,657 and $(1,670,528), respectively, resulting in net unrealized appreciation of $180,812,129 for federal income tax purposes.
(a)	Affiliated Issuer.
(ETF)—	Exchange-Traded Fund

MIST-52

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Interest rate swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ Depreciation
Pay	USD 3ML	2.150%	09/22/2021	Deutsche Bank AG	USD	513,000,000	$(2,536,400)	$—	$(2,536,400)
Pay	USD 3ML	1.990%	09/27/2021	Deutsche Bank AG	USD	60,000,000	(1,148,026)	—	(1,148,026)
Pay	USD 3ML	2.128%	10/07/2021	Deutsche Bank AG	USD	90,000,000	(671,519)	—	(671,519)
Pay	USD 3ML	2.343%	10/17/2021	Credit Suisse Group AG	USD	100,000,000	1,102,326	—	1,102,326
Pay	USD 3ML	2.163%	11/03/2021	Deutsche Bank AG	USD	100,000,000	(559,856)	—	(559,856)
Pay	USD 3ML	2.143%	12/09/2021	Goldman Sachs & Co.	USD	150,000,000	(1,283,419)	—	(1,283,419)
Pay	USD 3ML	2.095%	01/23/2022	Credit Suisse Group AG	USD	40,000,000	(582,540)	—	(582,540)
Pay	USD 3ML	1.945%	02/03/2022	Credit Suisse Group AG	USD	50,000,000	(1,432,181)	—	(1,432,181)
Pay	USD 3ML	2.080%	02/27/2022	Deutsche Bank AG	USD	50,000,000	(867,628)	—	(867,628)
Pay	USD 3ML	2.346%	03/19/2022	Deutsche Bank AG	USD	75,000,000	486,722	—	486,722

Total							$(7,492,521)	$—	$(7,492,521)

MIST-53

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ending March 31, 2012 were as follows:

Underlying ETF	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
iShares Barclays 1-3 Year Credit Bond Fund	678,102	1,152,527	—	1,830,629
iShares Barclays Aggregate Bond Fund	2,842,613	1,385,172	(1,084,772)	3,143,013
iShares Dow Jones EPAC Select Dividend Index Fund	496,844	68,098	(564,942)	—
iShares iBoxx $ High Yield Corporate Bond Fund	1,056,847	1,111,367	—	2,168,214
iShares iBoxx $ Investment Grade Corporate Bond Fund	860,011	2,508,372	—	3,368,383
iShares MSCI EAFE Index Fund	7,772,838	10,872,620	(702,379)	17,943,079
iShares MSCI Germany Index Fund	1,374,130	2,568,426	(600,422)	3,342,134
iShares MSCI Japan Index Fund	8,545,718	11,739,179	(8,676,153)	11,608,744
iShares Russell 2000 Index Fund	709,762	1,015,290	(54,879)	1,670,173
iShares Russell 3000 Index Fund	1,026,173	62,566	(1,088,739)	—
iShares S&P 100 Index Fund	1,232,942	424,192	(330,600)	1,326,534

Underlying ETF	Net Realized Gain/(Loss) on Sales of Underlying ETFs	Capital Gain Distributions from Underlying ETFs	Dividend Income from Underlying ETFs	Ending Value as of March 31, 2012
iShares Barclays 1-3 Year Credit Bond Fund	$—	$—	$356,109	$192,380,802
iShares Barclays Aggregate Bond Fund	2,792,891	—	1,400,352	345,259,978
iShares Dow Jones EPAC Select Dividend Index Fund	499,582	—	—	—
iShares iBoxx $ High Yield Corporate Bond Fund	—	—	1,689,131	196,960,560
iShares iBoxx $ Investment Grade Corporate Bond Fund	—	—	1,395,293	389,721,913
iShares MSCI EAFE Index Fund	(3,581,284)	—	—	985,075,037
iShares MSCI Germany Index Fund	1,357,714	—	—	77,771,458
iShares MSCI Japan Index Fund	(3,557,918)	—	—	118,177,014
iShares Russell 2000 Index Fund	193,877	—	419,793	138,373,833
iShares Russell 3000 Index Fund	4,826,365	—	—	—
iShares S&P 100 Index Fund	2,144,810	—	385,088	84,951,237

	$4,676,037	$—	$5,645,766	$2,528,671,832

MIST-54

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$4,414,440,452	$—	$—	$4,414,440,452
Total Short-Term Investments*	—	404,929,000	—	404,929,000
Total Investments	$4,414,440,452	$404,929,000	$—	$4,819,369,452

Swap Contracts**
Swap Contracts at Value (Assets)	$—	$1,589,048	$—	$1,589,048
Swap Contracts at Value (Liabilities)	—	(9,081,569)	—	(9,081,569)
Total Swap Contracts	$—	$(7,492,521)	$—	$(7,492,521)

*	See Schedule of Investments for additional detailed categorizations.
**	Swap contracts are presented at value.

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—66.0% of Net Assets

Security Description	Par Amount†	Value

Aerospace & Defense—1.9%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,070,000	$1,039,522
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	790,000	841,350
7.125%, 03/15/21 (a)	1,770,000	1,904,962
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	1,646,000	1,790,025
National Air Cargo Group, Inc. 12.375%, 09/02/15 (b)	4,021,604	4,176,384
Sequa Corp. 11.750%, 12/01/15 (144A)	1,980,000	2,113,650
13.500%, 12/01/15 (144A)	4,375,573	4,665,455

		16,531,348

Airlines—1.0%
American Airlines Pass-Through Trust Series 2011-2 Class A
8.625%, 10/15/21	3,300,000	3,481,500
Delta Air Lines, Inc. Series B 9.750%, 12/17/16	287,780	306,486
United Air Lines, Inc. 12.750%, 07/15/12	2,946,240	3,034,627
US Airways Pass-Through Trust 2011-1 Series C Class C
10.875%, 10/22/14	1,500,000	1,530,000

		8,352,613

Auto Components—0.4%
Allison Transmission, Inc. 11.000%, 11/01/15 (144A)	681,000	720,157
Delphi Corp. 6.125%, 05/15/21 (144A)	970,000	1,037,900
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	1,200,000	1,236,000
Lear Corp. 5.750%, 08/01/14	1,395,000	10,463
Series B 8.500%, 12/01/13	1,530,000	11,475
Stanadyne Corp. Series 1 10.000%, 08/15/14	160,000	147,200
Stanadyne Holdings, Inc. 12.000%, 02/15/15 (c)	125,000	111,562

		3,274,757

Automobiles—0.1%
General Motors Financial Co., Inc. 6.750%, 06/01/18 (a)	780,000	834,139

Biotechnology—0.1%
QHP Royalty Sub LLC 10.250%, 03/15/15 (144A)	442,681	445,759

Building Products—0.3%
Building Materials Corp. of America 7.000%, 02/15/20 (144A)	560,000	597,800

Security Description	Par Amount†	Value

Building Products—(Continued)
6.750%, 05/01/21 (144A)	1,790,000	$1,904,113

		2,501,913

Capital Markets—1.0%
American Capital, Ltd. 7.960%, 12/31/13 (a)	1,210,000	1,229,203
E*Trade Financial Corp. 12.500%, 11/30/17 (a)	2,980,000	3,482,875
Lehman Brothers Holdings, Inc. 5.375%, 10/17/12 (EUR) (d)	350,000	140,272
5.750%, 05/17/13 (d)	1,740,000	517,650
8.800%, 03/01/15 (d)	489,000	145,477
Series 1937 4.750%, 01/16/14 (EUR) (d)	2,140,000	857,662
Series 5921 0.000%, 02/05/14 (EUR) (d)	4,500,000	1,791,492

		8,164,631

Chemicals—2.6%
American Pacific Corp. 9.000%, 02/01/15 (a)	150,000	151,313
Celanese U.S. Holdings LLC
6.625%, 10/15/18	1,040,000	1,112,800
5.875%, 06/15/21	3,138,000	3,314,512
Chemtura Corp. 7.875%, 09/01/18	640,000	691,200
Hexion US Finance Corp. 6.625%, 04/15/20 (144A) (a)	2,010,000	2,065,275
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 02/01/18 (a)	445,000	462,800
9.000%, 11/15/20 (a)	1,555,000	1,453,925
Huntsman International LLC
8.625%, 03/15/20	255,000	286,238
8.625%, 03/15/21 (a)	805,000	907,637
Koppers, Inc. 7.875%, 12/01/19	700,000	750,750
Lyondell Chemical Co. 11.000%, 05/01/18	5,024,909	5,577,649
Momentive Performance Materials, Inc. 11.500%, 12/01/16 (a)	1,495,000	1,248,325
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 03/01/18 (144A)	635,000	631,825
PolyOne Corp. 7.375%, 09/15/20	690,000	733,125
Solutia, Inc. 7.875%, 03/15/20	2,065,000	2,431,537
TPC Group LLC 8.250%, 10/01/17	75,000	78,938

		21,897,849

Commercial Banks—1.8%
CIT Group, Inc.
7.000%, 05/02/16 (144A)	1,992,000	2,001,960
7.000%, 05/02/17 (144A) (a)	8,895,000	8,928,356
5.250%, 03/15/18	2,120,000	2,165,050
5.500%, 02/15/19 (144A)	1,830,000	1,871,175

		14,966,541

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Services & Supplies—1.5%
ACCO Brands Corp. 10.625%, 03/15/15	888,000	$971,259
ARAMARK Corp. 4.047%, 02/01/15 (e)	480,000	478,800
8.500%, 02/01/15	438,000	449,502
ARAMARK Holdings Corp. 8.625%, 05/01/16 (144A) (f)	715,000	734,662
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, 01/15/19 (a)	395,000	413,763
Brickman Group Holdings, Inc. 9.125%, 11/01/18 (144A)	79,000	76,630
Casella Waste Systems, Inc. 7.750%, 02/15/19	2,214,000	2,202,930
Clean Harbors, Inc. 7.625%, 08/15/16 (a)	1,020,000	1,078,650
Covanta Holding Corp. 6.375%, 10/01/22	810,000	826,999
Harland Clarke Holdings Corp. 6.000%, 05/15/15 (e)	50,000	37,250
9.500%, 05/15/15	45,000	38,025
Iron Mountain, Inc. 7.750%, 10/01/19 (a)	1,160,000	1,273,100
Mobile Mini, Inc. 7.875%, 12/01/20	1,135,000	1,214,450
Rental Service Corp. 9.500%, 12/01/14 (a)	190,000	196,175
ServiceMaster Co. 8.000%, 02/15/20 (144A) (a)	1,990,000	2,129,300
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (b) (d)	70,000	7
West Corp. 8.625%, 10/01/18	445,000	490,612

		12,612,114

Communications Equipment—0.2%
Avaya, Inc. 9.750%, 11/01/15 (a)	1,580,000	1,564,200

Construction & Engineering—0.1%
URS Corp. 5.000%, 04/01/22 (144A)	1,070,000	1,059,743

Consumer Finance—1.8%
Ally Financial, Inc. 7.500%, 09/15/20	620,000	671,925
8.000%, 11/01/31	3,850,000	4,263,875
Credit Acceptance Corp. 9.125%, 02/01/17	1,210,000	1,312,850
Ford Motor Credit Co. LLC 7.000%, 04/15/15	4,450,000	4,872,122
12.000%, 05/15/15	180,000	223,650
5.875%, 08/02/21	3,114,000	3,364,805
Residential Capital LLC 9.625%, 05/15/15	900,000	769,500
Springleaf Finance Corp. Series MTN 6.900%, 12/15/17 (a)	295,000	231,575

		15,710,302

Security Description	Par Amount†	Value

Containers & Packaging—2.7%
Ball Corp. 6.750%, 09/15/20	540,000	$594,000
5.750%, 05/15/21 (a)	630,000	672,525
Berry Plastics Corp. 4.349%, 09/15/14 (e)	910,000	887,250
8.250%, 11/15/15 (a)	2,725,000	2,922,562
9.750%, 01/15/21 (a)	960,000	1,053,600
Graphic Packaging International, Inc. 7.875%, 10/01/18	815,000	906,688
Greif, Inc. 7.750%, 08/01/19	690,000	783,150
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	950,000	972,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.750%, 10/15/16 (144A)	561,000	596,063
8.750%, 10/15/16 (144A) (EUR)	717,000	1,001,704
8.750%, 10/15/16 (EUR)	1,102,000	1,539,579
7.125%, 04/15/19 (144A)	745,000	780,388
7.875%, 08/15/19 (144A)	3,025,000	3,267,000
9.875%, 08/15/19 (144A)	3,495,000	3,578,006
6.875%, 02/15/21 (144A)	725,000	754,000
8.250%, 02/15/21 (144A)	480,000	453,600
Sealed Air Corp. 8.125%, 09/15/19 (144A)	1,115,000	1,236,256
8.375%, 09/15/21 (144A) (a)	705,000	795,769

		22,794,702

Diversified Consumer Services—0.2%
Affinion Group, Inc. 7.875%, 12/15/18 (a)	2,220,000	2,031,300
Service Corp. International 7.875%, 02/01/13	60,000	61,875

		2,093,175

Diversified Financial Services—2.0%
Antero Resources Finance Corp. 7.250%, 08/01/19 (144A)	465,000	481,275
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
7.750%, 01/15/16	150,000	156,000
8.000%, 01/15/18 (a)	6,975,000	7,288,875
8.000%, 01/15/18 (144A)	70,000	73,150
KKR Group Finance Co. LLC 6.375%, 09/29/20 (144A) (a)	2,115,000	2,218,242
Leucadia National Corp. 8.125%, 09/15/15 (a)	1,262,000	1,419,750
Nielsen Finance LLC/Nielsen Finance Co. 11.625%, 02/01/14 (a)	782,000	907,120
7.750%, 10/15/18	3,890,000	4,308,175

		16,852,587

Diversified Telecommunication Services—2.3%
Broadview Networks Holdings, Inc. 11.375%, 09/01/12 (a)	1,629,000	1,449,810
GCI, Inc. 6.750%, 06/01/21	800,000	809,000
Hughes Satellite Systems Corp. 6.500%, 06/15/19 (a)	1,010,000	1,060,500

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
ITC Deltacom, Inc. 10.500%, 04/01/16	780,000	$822,900
Level 3 Escrow, Inc. 8.125%, 07/01/19 (144A)	8,352,000	8,644,320
Level 3 Financing, Inc. 8.625%, 07/15/20 (144A)	3,320,000	3,494,300
NII Capital Corp. 7.625%, 04/01/21 (a)	1,843,000	1,810,747
tw telecom holdings, Inc. 8.000%, 03/01/18	330,000	362,175
Windstream Corp. 7.875%, 11/01/17 (a)	1,305,000	1,445,288

		19,899,040

Electric Utilities—2.7%
Energy Future Holdings Corp. 10.000%, 01/15/20	4,250,000	4,632,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, 12/01/20	12,854,000	14,075,130
11.750%, 03/01/22 (144A) (a)	3,695,000	3,796,613
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	54,903	53,835
Ipalco Enterprises, Inc. 7.250%, 04/01/16 (144A)	710,000	777,450

		23,335,528

Energy Equipment & Services—1.6%
Atwood Oceanics, Inc. 6.500%, 02/01/20	695,000	733,225
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	1,795,000	1,812,950
Forbes Energy Services, Ltd. 9.000%, 06/15/19	925,000	906,500
Frac Tech Services LLC/Frac Tech Finance, Inc. 7.625%, 11/15/18 (144A)	3,185,000	3,344,250
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (144A) (a)	480,000	483,600
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20 (144A)	965,000	972,237
Key Energy Services, Inc. 6.750%, 03/01/21 (144A)	875,000	899,063
6.750%, 03/01/21	1,800,000	1,858,500
Oil States International, Inc. 6.500%, 06/01/19 (a)	2,280,000	2,405,400

		13,415,725

Food Products—0.3%
Darling International, Inc. 8.500%, 12/15/18	815,000	912,800
Del Monte Corp. 7.625%, 02/15/19	645,000	645,000
JBS USA LLC/JBS USA Finance, Inc. 11.625%, 05/01/14 (a)	265,000	309,388
Post Holdings, Inc. 7.375%, 02/15/22 (144A)	980,000	1,029,000

		2,896,188

Security Description	Par Amount†	Value

Gas Utilities—0.5%
Holly Energy Partners L.P./Holly Energy Finance Corp.
6.500%, 03/01/20 (144A)	480,000	$488,400
Regency Energy Partners L.P./Regency Energy Finance Corp.
6.875%, 12/01/18	1,213,000	1,288,813
Ruby Pipeline LLC 6.000%, 04/01/22 (144A)	1,180,000	1,208,026
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
6.875%, 02/01/21	605,000	632,225
6.375%, 08/01/22 (144A)	735,000	749,700

		4,367,164

Health Care Equipment & Supplies—0.8%
Bausch & Lomb, Inc. 9.875%, 11/01/15	385,000	407,138
Biomet, Inc. 10.000%, 10/15/17	570,000	616,313
10.375%, 10/15/17 (f)	1,915,000	2,072,987
DJO Finance LLC / DJO Finance Corp. 10.875%, 11/15/14	552,000	563,040
8.750%, 03/15/18 (144A)	1,105,000	1,121,575
7.750%, 04/15/18	260,000	214,500
Fresenius U.S. Finance II, Inc. 9.000%, 07/15/15 (144A)	870,000	1,007,025
Teleflex, Inc. 6.875%, 06/01/19	805,000	871,412

		6,873,990

Health Care Providers & Services—4.9%
Community Health Systems, Inc. 8.000%, 11/15/19 (144A) (a)	475,000	494,000
Fresenius Medical Care U.S. Finance II, Inc. 5.875%, 01/31/22 (144A)	515,000	530,450
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	100,125
6.500%, 09/15/18 (144A)	578,000	632,910
HCA, Inc. 6.500%, 02/15/20	5,680,000	5,978,200
7.875%, 02/15/20 (a)	465,000	513,244
7.250%, 09/15/20	7,815,000	8,547,656
5.875%, 03/15/22 (a)	415,000	416,556
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 05/15/19	2,805,000	2,741,888
IMS Health, Inc. 12.500%, 03/01/18 (144A)	4,955,000	5,884,062
INC Research LLC 11.500%, 07/15/19 (144A)	1,115,000	1,092,700
inVentiv Health, Inc. 10.000%, 08/15/18 (144A)	395,000	359,000
Omnicare, Inc. 7.750%, 06/01/20	2,965,000	3,305,975
PSS World Medical, Inc. 6.375%, 03/01/22 (144A)	885,000	913,763
Symbion, Inc. 8.000%, 06/15/16 (a)	950,000	945,250

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—(Continued)
Tenet Healthcare Corp. 10.000%, 05/01/18	1,333,000	$1,532,950
6.250%, 11/01/18 (144A)	965,000	998,775
8.875%, 07/01/19	4,467,000	5,025,375
USPI Finance Corp. 9.000%, 04/01/20 (144A)	790,000	817,650
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 02/01/19 (144A)	1,075,000	1,075,000

		41,905,529

Hotels, Restaurants & Leisure—2.7%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,445,000	1,582,275
10.000%, 12/15/18 (a)	8,211,000	6,384,052
Caesars Operating Escrow LLC/Caesars Escrow Corp.
8.500%, 02/15/20 (144A)	1,400,000	1,428,000
Diamond Resorts Corp. 12.000%, 08/15/18	3,740,000	4,020,500
Eldorado Resorts LLC 8.625%, 06/15/19 (144A)	380,000	362,900
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, 06/15/15 (144A) (d)	1,425,000	8,016
MGM Resorts International 13.000%, 11/15/13	970,000	1,128,838
10.375%, 05/15/14	2,155,000	2,454,006
11.125%, 11/15/17	2,404,000	2,731,545
Scientific Games Corp. 8.125%, 09/15/18 (a)	275,000	300,781
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	55,000	61,188
Waterford Gaming LLC 8.625%, 09/15/14 (144A)	591,055	229,034
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 03/15/22 (144A) (a)	1,885,000	1,842,587

		22,533,722

Household Durables—1.9%
Beazer Homes USA, Inc. 12.000%, 10/15/17	3,695,000	4,041,406
Jarden Corp. 8.000%, 05/01/16	635,000	689,769
7.500%, 05/01/17 (a)	655,000	723,775
Meritage Homes Corp. 7.000%, 04/01/22 (144A)	435,000	437,175
PulteGroup, Inc. 6.375%, 05/15/33	180,000	145,800
Ryland Group, Inc. (The) 6.625%, 05/01/20	650,000	659,750
Shea Homes L.P./Shea Homes Funding Corp.
8.625%, 05/15/19 (144A) (a)	3,820,000	3,982,350
Standard Pacific Corp. 10.750%, 09/15/16 (a)	1,610,000	1,859,550
8.375%, 01/15/21 (a)	2,500,000	2,637,500
Toll Brothers Finance Corp. 5.875%, 02/15/22	725,000	746,532

		15,923,607

Security Description	Par Amount†	Value

Household Products—0.3%
Spectrum Brands, Inc. 9.500%, 06/15/18 (144A)	1,715,000	$1,942,238
6.750%, 03/15/20 (144A) (a)	795,000	805,931

		2,748,169

Independent Power Producers & Energy Traders—1.3%
AES Corp. (The) 7.750%, 10/15/15	835,000	935,200
9.750%, 04/15/16	1,430,000	1,680,250
7.375%, 07/01/21 (144A) (a)	760,000	843,600
Calpine Corp. 7.250%, 10/15/17 (144A) (a)	1,115,000	1,187,475
7.500%, 02/15/21 (144A) (a)	405,000	434,362
7.875%, 01/15/23 (144A)	345,000	374,325
DPL, Inc. 7.250%, 10/15/21 (144A) (a)	3,810,000	4,248,150
NRG Energy, Inc. 7.625%, 01/15/18	1,050,000	1,057,875

		10,761,237

Insurance—0.3%
CNO Financial Group, Inc. 9.000%, 01/15/18 (144A)	830,000	900,550
Genworth Financial, Inc. 7.625%, 09/24/21	1,490,000	1,543,956

		2,444,506

Internet Software & Services—0.2%
Equinix, Inc. 7.000%, 07/15/21	870,000	957,000
Travelport LLC 5.113%, 09/01/14 (e)	130,000	71,500
9.875%, 09/01/14	30,000	19,125
9.000%, 03/01/16 (a)	390,000	237,413
11.875%, 09/01/16	1,870,000	607,750
6.470%, 12/01/16 (144A) (e) (f)	139,482	100,078

		1,992,866

IT Services—1.9%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A) (a)	1,110,000	1,129,425
Fidelity National Information Services, Inc. 5.000%, 03/15/22 (144A)	1,190,000	1,178,100
First Data Corp. 7.375%, 06/15/19 (144A) (a)	3,100,000	3,173,625
8.250%, 01/15/21 (144A)	4,395,000	4,318,087
12.625%, 01/15/21 (a)	2,912,000	2,933,840
SunGard Data Systems, Inc. 7.375%, 11/15/18	1,420,000	1,515,850
7.625%, 11/15/20 (a)	2,000,000	2,145,000

		16,393,927

Machinery—0.4%
B-Corp Merger Sub, Inc. 8.250%, 06/01/19 (144A)	760,000	786,600
Navistar International Corp. 8.250%, 11/01/21	189,000	206,955

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—(Continued)
SPX Corp. 6.875%, 09/01/17	495,000	$544,500
Titan International, Inc. 7.875%, 10/01/17	1,510,000	1,615,700

		3,153,755

Media—5.4%
AMC Networks, Inc. 7.750%, 07/15/21 (144A) (a)	625,000	700,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875%, 04/30/18 (a)	220,000	238,700
7.375%, 06/01/20	1,490,000	1,624,100
6.500%, 04/30/21 (a)	1,030,000	1,071,200
Checkout Holding Corp. 8.303%, 11/15/15 (144A) (a) (g)	1,640,000	688,800
Cinemark USA, Inc. 8.625%, 06/15/19	655,000	730,325
Clear Channel Communications, Inc. 9.000%, 03/01/21 (a)	1,510,000	1,366,550
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20 (144A) (a)	4,100,000	4,038,500
Series B 9.250%, 12/15/17	15,102,000	16,631,077
DISH DBS Corp. 6.750%, 06/01/21	1,365,000	1,477,613
EchoStar DBS Corp. 6.625%, 10/01/14	875,000	958,125
Gray Television, Inc. 10.500%, 06/29/15 (a)	2,155,000	2,251,975
Harron Communications L.P./Harron Finance Corp.
9.125%, 04/01/20 (144A)	990,000	1,032,075
Interactive Data Corp. 10.250%, 08/01/18	4,715,000	5,351,525
Lamar Media Corp. 5.875%, 02/01/22 (144A)	580,000	593,050
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A)	1,505,000	1,610,350
NAI Entertainment Holdings LLC 8.250%, 12/15/17 (144A)	1,800,000	1,984,500
ProQuest LLC 9.000%, 10/15/18 (144A)	1,585,000	1,378,950
WMG Acquisition Corp. 9.500%, 06/15/16 (144A)	340,000	372,300
11.500%, 10/01/18 (144A) (a)	1,630,000	1,752,250

		45,851,965

Metals & Mining—0.2%
Jaguar Holding Co. II/Jaguar Merger Subordinated, Inc.
9.500%, 12/01/19 (144A) (a)	1,240,000	1,351,600
Old AII, Inc. 9.000%, 12/15/14 (b) (d) (f)	1,665,000	—
10.000%, 12/15/16 (b) (d)	1,350,000	—

		1,351,600

Multiline Retail—0.9%
Dollar General Corp. 11.875%, 07/15/17 (f)	4,393,000	4,788,414

Security Description	Par Amount†	Value

Multiline Retail—(Continued)
QVC, Inc. 7.125%, 04/15/17 (144A)	645,000	$690,150
7.500%, 10/01/19 (144A)	910,000	1,003,275
7.375%, 10/15/20 (144A)	760,000	839,800

		7,321,639

Oil, Gas & Consumable Fuels—9.1%
Aurora USA Oil & Gas, Inc. 9.875%, 02/15/17 (144A)	1,290,000	1,348,050
Berry Petroleum Co. 6.375%, 09/15/22 (a)	1,470,000	1,514,100
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.
7.875%, 04/15/22 (144A) (a)	780,000	799,500
Chesapeake Energy Corp. 9.500%, 02/15/15 (a)	225,000	258,750
6.875%, 11/15/20 (a)	400,000	415,000
Chesapeake Midstream Partners L.P./CHKM Finance Corp. 5.875%, 04/15/21 (144A)	799,000	799,000
6.125%, 07/15/22 (144A)	1,665,000	1,685,812
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. 6.625%, 11/15/19 (144A)	425,000	423,938
Cimarex Energy Co. 5.875%, 05/01/22	1,070,000	1,088,725
Coffeyville Resources LLC/Coffeyville Finance, Inc. 9.000%, 04/01/15 (144A)	2,133,000	2,292,975
Concho Resources, Inc. 7.000%, 01/15/21	1,686,000	1,816,665
6.500%, 01/15/22	570,000	604,200
5.500%, 10/01/22	1,445,000	1,425,131
CONSOL Energy, Inc. 8.250%, 04/01/20	3,745,000	3,932,250
Continental Resources, Inc. 7.125%, 04/01/21	675,000	752,625
Copano Energy LLC/Copano Energy Finance Corp. 7.125%, 04/01/21 (a)	1,235,000	1,306,012
Crosstex Energy L.P./Crosstex Energy Finance Corp.
8.875%, 02/15/18	495,000	528,413
Denbury Resources, Inc. 8.250%, 02/15/20	81,000	90,923
El Paso Corp. 7.000%, 06/15/17	830,000	928,392
6.700%, 02/15/27	62,930	63,269
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	2,080,000	2,262,000
7.750%, 06/15/19	2,450,000	2,535,750
Forest Oil Corp. 8.500%, 02/15/14	185,000	198,875
Hilcorp Energy I L.P./Hilcorp Finance Co. 8.000%, 02/15/20 (144A)	565,000	613,025
7.625%, 04/15/21 (144A)	3,460,000	3,754,100
Laredo Petroleum, Inc. 9.500%, 02/15/19	1,710,000	1,910,925
Linn Energy LLC/Linn Energy Finance Corp. 6.500%, 05/15/19 (144A)	250,000	246,250
6.250%, 11/01/19 (144A)	5,550,000	5,390,437
8.625%, 04/15/20	685,000	741,513

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
7.750%, 02/01/21 (a)	410,000	$427,425
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.
6.750%, 11/01/20 (a)	300,000	325,500
6.250%, 06/15/22	1,420,000	1,498,100
Newfield Exploration Co. 6.875%, 02/01/20 (a)	1,085,000	1,141,963
5.750%, 01/30/22	1,660,000	1,747,150
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 03/15/18 (a)	230,000	217,350
Oasis Petroleum, Inc.
7.250%, 02/01/19 (a)	1,020,000	1,078,650
6.500%, 11/01/21	835,000	843,350
PBF Holding Co. LLC/PBF Finance Corp. 8.250%, 02/15/20 (144A) (a)	895,000	917,375
Peabody Energy Corp. 6.250%, 11/15/21 (144A)	4,335,000	4,269,975
7.875%, 11/01/26	1,495,000	1,554,800
Petrohawk Energy Corp. 6.250%, 06/01/19 (a)	2,445,000	2,781,187
Pioneer Natural Resources Co. 6.650%, 03/15/17	375,000	430,611
6.875%, 05/01/18	1,315,000	1,553,235
7.500%, 01/15/20 (a)	560,000	687,742
7.200%, 01/15/28	1,404,000	1,703,345
Plains Exploration & Production Co. 10.000%, 03/01/16	460,000	510,600
7.625%, 04/01/20	205,000	224,475
6.625%, 05/01/21	1,065,000	1,134,225
6.750%, 02/01/22	1,100,000	1,155,000
QEP Resources, Inc. 5.375%, 10/01/22 (a)	1,011,000	1,004,681
Range Resources Corp. 8.000%, 05/15/19	1,335,000	1,471,837
6.750%, 08/01/20	665,000	724,850
5.750%, 06/01/21	2,790,000	2,943,450
5.000%, 08/15/22	1,108,000	1,095,535
Samson Investment Co. 9.750%, 02/15/20 (144A)	1,665,000	1,687,894
SandRidge Energy, Inc. 7.500%, 03/15/21	805,000	796,950
SM Energy Co. 6.625%, 02/15/19	725,000	772,125
6.500%, 11/15/21	1,600,000	1,712,000
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%, 04/01/20	830,000	823,974
Whiting Petroleum Corp. 6.500%, 10/01/18	315,000	337,050

		77,299,009

Paper & Forest Products—1.0%
Boise Paper Holdings LLC/Boise Co.-Issuer Co. 8.000%, 04/01/20 (a)	1,755,000	1,939,275
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, 11/01/17	1,635,000	1,810,762
Clearwater Paper Corp. 10.625%, 06/15/16 (a)	390,000	438,750
7.125%, 11/01/18 (a)	1,025,000	1,091,625

Security Description	Par Amount†	Value

Paper & Forest Products—(Continued)
NewPage Corp. 11.375%, 12/31/14 (a) (d)	4,671,000	$3,152,925

		8,433,337

Pharmaceuticals—0.6%
Axcan Intermediate Holdings, Inc. 12.750%, 03/01/16	1,261,000	1,352,422
Valeant Pharmaceuticals International, Inc. 6.500%, 07/15/16 (144A) (a)	3,130,000	3,200,425
7.250%, 07/15/22 (144A) (a)	330,000	328,350

		4,881,197

Professional Services—0.3%
FTI Consulting, Inc. 6.750%, 10/01/20	2,450,000	2,636,813

Real Estate Management & Development—1.4%
Realogy Corp. 11.500%, 04/15/17 (a)	1,985,000	1,880,787
12.000%, 04/15/17	350,000	330,750
7.875%, 02/15/19 (144A) (a)	2,570,000	2,582,850
7.625%, 01/15/20 (144A) (a)	4,890,000	5,134,500
9.000%, 01/15/20 (144A)	1,585,000	1,640,475

		11,569,362

Road & Rail—0.4%
Florida East Coast Railway Corp. 8.125%, 02/01/17	1,010,000	1,035,250
Hertz Corp. (The) 6.750%, 04/15/19 (144A)	885,000	920,400
7.375%, 01/15/21	1,365,000	1,460,550

		3,416,200

Semiconductors & Semiconductor Equipment—0.1%
Spansion LLC 7.875%, 11/15/17	1,330,000	1,290,100

Software—0.9%
Epicor Software Corp. 8.625%, 05/01/19 (a)	1,510,000	1,551,525
Lawson Software, Inc. 9.375%, 04/01/19 (144A)	4,800,000	4,980,000
Sophia L.P./Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (a)	1,336,000	1,432,860

		7,964,385

Specialty Retail—1.0%
Asbury Automotive Group, Inc. 7.625%, 03/15/17 (a)	880,000	916,300
8.375%, 11/15/20 (a)	1,005,000	1,087,912
Claire’s Stores, Inc. 9.000%, 03/15/19 (144A)	870,000	903,713
Limited Brands, Inc. 5.625%, 02/15/22	2,280,000	2,311,350
Penske Automotive Group, Inc. 7.750%, 12/15/16	1,035,000	1,080,292

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)
Security Description	Par Amount†	Value

Specialty Retail—(Continued)
Sally Holdings LLC/Sally Capital, Inc. 6.875%, 11/15/19 (144A)	1,130,000	$1,209,100
Sonic Automotive, Inc. 9.000%, 03/15/18 (a)	740,000	804,750
Toys “R” Us - Delaware, Inc. 7.375%, 09/01/16 (144A) (a)	255,000	262,650

		8,576,067

Textiles, Apparel & Luxury Goods—0.3%
Levi Strauss & Co. 7.750%, 05/15/18 (EUR)	278,000	378,647
PVH Corp. 7.375%, 05/15/20	585,000	647,888
7.750%, 11/15/23	1,510,000	1,721,777

		2,748,312

Trading Companies & Distributors—1.5%
Interline Brands, Inc. 7.000%, 11/15/18	840,000	890,400
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.000%, 07/15/17 (144A) (a)	1,795,000	2,082,200
8.250%, 02/01/21	3,570,000	3,819,900
UR Financing Escrow Corp. 5.750%, 07/15/18 (144A)	783,000	803,554
7.375%, 05/15/20 (144A)	1,390,000	1,424,750
7.625%, 04/15/22 (144A)	3,342,000	3,442,260

		12,463,064

Wireless Telecommunication Services—3.1%
Cricket Communications, Inc. 7.750%, 05/15/16	1,780,000	1,886,800
iPCS, Inc. 2.672%, 05/01/13 (e)	2,571,000	2,481,015
MetroPCS Wireless, Inc. 6.625%, 11/15/20 (a)	3,580,000	3,566,575
SBA Telecommunications, Inc. 8.000%, 08/15/16	900,000	972,000
Sprint Capital Corp. 6.875%, 11/15/28	6,085,000	4,685,450
Sprint Nextel Corp. 9.000%, 11/15/18 (144A) (a)	6,140,000	6,754,000
7.000%, 03/01/20 (144A) (a)	6,170,000	6,277,975

		26,623,815

Total Domestic Bonds & Debt Securities (Cost $549,348,680)		560,728,191

Foreign Bonds & Debt Securities—18.2%

Aerospace & Defense—0.2%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	1,456,000	1,528,800

Auto Components—0.0%
International Automotive Components Group SL
9.125%, 06/01/18 (144A)	110,000	96,250

Foreign Bonds & Debt Securities—(Continued)
Security Description	Par Amount†	Value

Automobiles—0.3%
Jaguar Land Rover plc 8.250%, 03/15/20 (GBP)	1,475,000	$2,366,106

Chemicals—1.9%
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	1,805,000	2,102,825
Ineos Finance plc 8.375%, 02/15/19 (144A) (a)	1,425,000	1,510,500
Kinove German Bondco GmbH 10.000%, 06/15/18 (EUR)	1,042,000	1,445,304
LyondellBasell Industries N.V. 5.750%, 04/15/24 (144A)	8,445,000	8,445,000
Nova Chemicals Corp. 8.625%, 11/01/19 (a)	2,205,000	2,524,725

		16,028,354

Commercial Banks—0.0%
ATF Bank B.V. 9.250%, 02/21/14 (144A)	100,000	99,250
Glitnir Banki HF 6.375%, 09/25/12 (144A) (b) (d)	1,835,000	—

		99,250

Commercial Services & Supplies—0.3%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	1,139,000	1,522,881
Verisure Holding AB 8.750%, 09/01/18 (EUR)	665,000	911,478
8.750%, 12/01/18 (EUR)	296,000	361,219

		2,795,578

Construction & Engineering—0.1%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	700,000	735,000

Construction Materials—0.2%
Xefin Lux SCA 8.000%, 06/01/18 (144A) (EUR)	700,000	942,926
8.000%, 06/01/18 (EUR)	413,000	556,326

		1,499,252

Consumer Finance—0.5%
FCE Bank plc 9.375%, 01/17/14 (EUR)	350,000	513,474
4.750%, 01/19/15 (EUR)	2,934,000	4,015,793

		4,529,267

Containers & Packaging—1.0%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A)	305,000	328,637
7.375%, 10/15/17 (144A) (EUR)	781,000	1,104,117
7.375%, 10/15/17 (EUR)	100,000	141,372
9.250%, 10/15/20 (144A) (EUR)	483,000	653,846
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc.
9.125%, 10/15/20 (144A)	1,235,000	1,299,837
Cascades, Inc. 7.750%, 12/15/17	700,000	703,500

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Containers & Packaging—(Continued)
Crown European Holdings S.A. 7.125%, 08/15/18 (144A) (EUR)	904,000	$1,281,019
7.125%, 08/15/18 (EUR)	756,000	1,071,294
GCL Holdings SCA 9.375%, 04/15/18 (144A) (EUR)	943,000	1,191,651
Greif Luxembourg Finance SCA 7.375%, 07/15/21 (144A) (EUR)	330,000	459,944
OI European Group B.V. 6.875%, 03/31/17 (EUR)	395,000	541,299

		8,776,516

Diversified Financial Services—0.8%
Beverage Packaging Holdings Luxembourg II S.A. 8.000%, 12/15/16 (EUR)	1,750,000	2,158,926
Eksportfinans ASA 0.783%, 04/05/13 (e)	269,000	259,208
UPCB Finance II, Ltd. 6.375%, 07/01/20 (EUR)	820,000	1,085,432
6.375%, 07/01/20 (144A) (EUR)	2,103,000	2,783,735

		6,287,301

Diversified Telecommunication Services—2.2%
Digicel Group, Ltd. 8.875%, 01/15/15 (144A)	2,205,000	2,254,613
9.125%, 01/15/15 (144A) (a)	1,637,665	1,674,512
8.250%, 09/01/17 (144A)	2,140,000	2,284,450
10.500%, 04/15/18 (144A)	1,050,000	1,170,750
Intelsat Jackson Holdings S.A. 11.250%, 06/15/16	1,360,000	1,434,800
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (a) (f)	4,635,000	4,831,988
Sunrise Communications Holdings S.A. 8.500%, 12/31/18 (144A) (EUR)	420,000	596,564
Sunrise Communications International S.A. 7.000%, 12/31/17 (144A) (EUR)	490,000	695,991
Virgin Media Secured Finance plc 7.000%, 01/15/18 (GBP)	801,000	1,370,884
Ziggo Finance B.V. 6.125%, 11/15/17 (144A) (EUR)	1,810,000	2,546,766

		18,861,318

Electric Utilities—0.8%
Infinis plc 9.125%, 12/15/14 (144A) (GBP)	740,000	1,225,058
Tokyo Electric Power Co., Inc. (The) 4.500%, 03/24/14 (EUR)	4,650,000	5,873,013

		7,098,071

Electronic Equipment, Instruments & Components—0.1%
Elster Finance B.V. 6.250%, 04/15/18 (144A) (EUR)	386,000	543,122

Energy Equipment & Services—0.7%
Compagnie Generale de Geophysique - Veritas
7.750%, 05/15/17	2,035,000	2,126,575
6.500%, 06/01/21 (a)	380,000	389,500
Petroleum Geo-Services ASA 7.375%, 12/15/18 (144A)	1,050,000	1,097,250

Security Description	Par Amount†	Value

Energy Equipment & Services—(Continued)
Precision Drilling Corp. 6.500%, 12/15/21 (144A)	1,210,000	$1,270,500
Transocean, Inc. 6.375%, 12/15/21 (a)	695,000	783,432

		5,667,257

Food Products—0.1%
Boparan Holdings, Ltd. 9.750%, 04/30/18 (144A) (EUR)	399,000	548,111
9.875%, 04/30/18 (144A) (GBP)	165,000	269,196

		817,307

Health Care Equipment & Supplies—0.1%
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	694,000	953,355

Health Care Providers & Services—0.3%
Ontex IV S.A. 7.500%, 04/15/18 (144A) (EUR)	530,000	657,381
Priory Group No. 3 plc 7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,546,837
7.000%, 02/15/18 (GBP)	111,000	169,999

		2,374,217

Hotels, Restaurants & Leisure—0.2%
Enterprise Inns 6.500%, 12/06/18 (GBP)	965,000	1,281,120

IT Services—0.2%
Spie BondCo 3 SCA 11.000%, 08/15/19 (EUR)	931,000	1,257,195

Media—1.9%
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.500%, 03/15/19 (144A) (EUR)	1,740,000	2,471,479
Kabel Deutschland Vertrieb und Service GmbH & Co. KG 6.500%, 06/29/18 (144A) (EUR)	955,000	1,329,051
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 (144A)	715,000	597,919
Musketeer GmbH 9.500%, 03/15/21 (144A) (EUR)	1,029,000	1,485,598
Odeon & UCI Finco plc 9.000%, 08/01/18 (144A) (GBP)	573,000	907,349
Unitymedia GmbH 9.625%, 12/01/19 (144A) (EUR)	1,505,000	2,197,903
9.625%, 12/01/19 (EUR)	456,000	665,943
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125%, 12/01/17 (144A)	1,770,000	1,920,450
8.125%, 12/01/17 (144A) (EUR)	1,146,000	1,620,125
8.125%, 12/01/17 (EUR)	402,000	568,316
UPC Holding B.V. 9.875%, 04/15/18 (144A)	1,140,000	1,265,400
Ziggo Bond Co. B.V. 8.000%, 05/15/18 (144A) (EUR)	886,000	1,273,236

		16,302,769

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—1.7%
New World Resources N.V. 7.875%, 05/01/18 (EUR)	1,345,000	$1,820,733
Novelis, Inc. 8.375%, 12/15/17 (a)	2,030,000	2,212,700
8.750%, 12/15/20	8,015,000	8,816,500
Taseko Mines, Ltd. 7.750%, 04/15/19	1,530,000	1,464,975

		14,314,908

Multiline Retail—0.2%
House of Fraser Funding plc 8.875%, 08/15/18 (GBP)	567,000	834,364
House of Fraser, Ltd. 8.875%, 08/15/18 (144A) (GBP)	780,000	1,147,802

		1,982,166

Oil, Gas & Consumable Fuels—2.8%
Kodiak Oil & Gas Corp. 8.125%, 12/01/19 (144A) (a)	1,380,000	1,461,075
MEG Energy Corp. 6.500%, 03/15/21 (144A)	4,070,000	4,283,675
OGX Austria GmbH 8.375%, 04/01/22 (144A)	2,155,000	2,181,938
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	11,795,000	12,313,980
PetroBakken Energy, Ltd. 8.625%, 02/01/20 (144A)	3,070,000	3,208,150
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	643,710

		24,092,528

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. 11.000%, 07/29/15 (144A) (f)	92,559	73,122
Sappi Papier Holding GmbH 6.625%, 04/15/21 (144A) (a)	240,000	225,600

		298,722

Pharmaceuticals—0.1%
Capsugel FinanceCo SCA 9.875%, 08/01/19 (EUR)	195,000	281,527
9.875%, 08/01/19 (144A) (EUR)	500,000	721,865

		1,003,392

Road & Rail—0.9%
Gategroup Finance Luxembourg S.A. 6.750%, 03/01/19 (EUR)	770,000	1,025,675
Hertz Holdings Netherlands B.V. 8.500%, 07/31/15 (EUR)	622,000	895,926
8.500%, 07/31/15 (144A) (EUR)	3,785,000	5,451,898

		7,373,499

Trading Companies & Distributors—0.3%
Aircastle, Ltd. 6.750%, 04/15/17	1,430,000	1,430,000
7.625%, 04/15/20	1,160,000	1,160,000

		2,590,000

Security Description	Principal/Par Amount†	Value

Wireless Telecommunication Services—0.3%
Matterhorn Mobile Holdings S.A. 8.250%, 02/15/20 (EUR)	822,000	$1,140,153
Phones4u Finance plc 9.500%, 04/01/18 (144A) (GBP)	965,000	1,389,167

		2,529,320

Total Foreign Bonds & Debt Securities (Cost $152,131,908)		154,081,940

Loan Participation—9.1%

Auto Components—0.2%
Schaeffler AG Term Loan 0.000%, 01/27/17 (h)	1,515,000	1,525,181

Capital Markets—0.3%
Alliance Boots Holdings, Ltd. Term Loan 3.586%, 07/09/15 (GBP) (e)	1,170,000	1,726,886
Nuveen Investments, Inc. Incremental Term Loan 7.250%, 05/13/17 (e)	980,000	988,982

		2,715,868

Commercial Services & Supplies—0.1%
ServiceMaster Co. Delayed Draw Term Loan 2.750%, 07/24/14 (e)	44,480	43,983
Term Loan 2.802%, 07/24/14 (e)	446,653	441,661

		485,644

Communications Equipment—0.0%
Avaya, Inc. Term Loan 3.241%, 10/24/14 (e)	277,803	269,643

Diversified Consumer Services—0.0%
Affinion Group, Inc. Term Loan 5.000%, 10/10/16 (e)	379,035	360,286

Diversified Telecommunication Services—1.2%
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18 (e)	6,674,563	6,731,930
Level 3 Financing, Inc. Term Loan 5.750%, 08/31/18 (e)	3,000,000	3,033,750

		9,765,680

Electric Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan
4.743%, 10/10/17 (e)	880,976	491,695

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount†	Value

Food & Staples Retailing—0.1%
Pierre Foods, Inc. Second Lien Term Loan 11.250%, 09/29/17 (e)	670,000	$676,144

Health Care Providers & Services—0.4%
Community Health Systems, Inc. Term Loan 2.628%, 07/25/14 (e)	207,566	205,208
Emergency Medical Services Corp. Term Loan 5.250%, 05/25/18 (e)	377,143	378,020
Harden Healthcare LLC Term Loan 7.500%, 03/02/15 (b) (e)	1,811,588	1,775,356
8.500%, 03/02/15 (b) (e)	655,765	642,650

		3,001,234

Hotels, Restaurants & Leisure—1.2%
Centerplate, Inc. Term Loan 0.000%, 09/16/16 (h)	2,962,500	2,993,058
Harrahs Operating Co., Inc. Term Loan 3.242%, 01/28/15	5,798,650	5,529,128
Incremental Term Loan 9.500%, 10/31/16	1,477,959	1,523,303
OSI Restaurant Partners LLC Revolving Term Loan 1.682%, 06/14/13 (e)	27,818	27,393
Term Loan 2.572%, 06/14/14 (e)	281,271	276,975

		10,349,857

Independent Power Producers & Energy Traders—1.5%
Dynegy Holdings, Inc. Term Loan
9.250%, 08/04/16 (e)	12,139,000	12,632,491

Internet Software & Services—0.0%
Travelport LLC Extended Term Loan 6.537%, 09/28/12	64,203	26,430
14.037%, 12/01/16	199,478	24,935

		51,365

IT Services—0.2%
First Data Corp. Extended Term Loan 4.242%, 03/23/18 (e)	1,925,000	1,758,487

Leisure Equipment & Products—0.2%
Eastman Kodak Co. Term Loan 8.500%, 07/20/13 (e)	1,742,309	1,774,246

Security Description	Shares/Principal Amount†	Value

Machinery—0.2%
Rexnord Corp. Term Loan 0.000%, 04/02/18 (h)	1,820,000	$1,823,986

Media—1.8%
Cengage Learning Acquisitions, Inc. Term Loan 0.000%, 07/03/14 (h)	300,000	277,273
Clear Channel Communications, Inc. Term Loan
3.891%, 01/28/16 (e)	7,597,771	6,142,571
EMI Music Publishing, Ltd. Term Loan 0.000%, 11/14/17 (h)	1,685,000	1,695,742
HEMA Holding B.V. Mezzanine Term Loan 9.032%, 07/05/17 (EUR)	1,695,041	1,808,540
HMH Publishing Co. Ltd. Term Loan 6.493%, 06/12/14 (e)	1,186,618	673,038
Interactive Data Corp. Term Loan 4.500%, 02/12/18	1,242,720	1,244,181
Newsday, Inc. Term Loan 10.500%, 08/01/13 (e)	3,140,000	3,237,151

		15,078,496

Paper & Forest Products—0.4%
Ainsworth Lumber Co., Ltd. Term Loan 5.250%, 06/26/14 (e)	1,000,000	922,750
NewPage Corp. Term Loan 8.000%, 03/07/13 (e)	1,350,000	1,369,123
Verso Paper Holdings LLC Term Loan 6.946%, 02/01/13 (e)	2,934,767	1,467,383

		3,759,256

Real Estate Management & Development—0.1%
Realogy Corp. Extended Letter of Credit
4.526%, 10/10/16 (e)	143,324	133,901
Extended Term Loan 4.770%, 10/10/16 (e)	765,770	715,421

		849,322

Specialty Retail—0.1%
Claire’s Stores, Inc. Term Loan 7.000%, 05/29/14 (e)	1,148,563	1,093,983

Wireless Telecommunication Services—1.0%
Crown Castle International Corp. Term Loan 4.000%, 01/31/19	706,888	705,414

MIST-65

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Shares/Principal Amount†	Value

Wireless Telecommunication Services—(Continued)
Hawaiian Telcom Communications, Inc. Term Loan 7.000%, 02/28/17	645,000	$641,130
Vodafone Americas Finance, Inc. Term Loan
6.875%, 08/11/15 (e)	4,153,228	4,194,760
6.250%, 07/11/16 (e)	3,093,750	3,124,687

		8,665,991

Total Loan Participation (Cost $75,433,377)		77,128,855

Common Stocks—4.8%

Auto Components—0.3%
Delphi Automotive plc*	71,830	2,269,824

Biotechnology—0.0%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	17,950	238,914

Capital Markets—0.1%
E*Trade Financial Corp.* (a)	76,199	834,379

Chemicals—0.1%
CF Industries Holdings, Inc. (a)	4,500	821,925
Zemex Minerals Group, Inc.*	87	—

		821,925

Commercial Banks—0.3%
CIT Group, Inc.*	64,000	2,639,360

Communications Equipment—0.1%
Loral Space & Communications, Inc.* (a)	6,666	530,614

Diversified Telecommunication Services—0.1%
Level 3 Communications, Inc.* (a)	46,560	1,197,989
Viatel Holding Bermuda, Ltd.*	4	1

		1,197,990

Energy Equipment & Services—0.2%
Transocean, Ltd. (a)	26,400	1,444,080

Hotels, Restaurants & Leisure—1.7%
Buffets Restaurants Holdings, Inc.* (b)	114	1
Delphi Holdings Corp.* (b)	482,323	14,733,418

		14,733,419

Machinery—0.0%
Stanley-Martin Communities LLC* (b)	450	413,469

Media—1.3%
Belo Corp. - Class A (a)	61,590	441,600
Cebridge Connections Holdings - Class A* (b)	7,460	37,598
Charter Communications, Inc.*	162,524	10,312,148
Clear Channel Outdoor Holdings, Inc. - Class A* (a)	31,744	253,317
Cumulus Media, Inc.* (b)	32,513	107,797

Security Description	Shares/Par Amount†	Value

Media—(Continued)
Education Media & Publishing Group, Ltd.*	123,307	$57,831

		11,210,291

Metals & Mining—0.2%
African Minerals, Ltd.*	159,753	1,443,704

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd.*	9,394	13,374
Ainsworth Lumber Co., Ltd. (144A)*	10,657	—

		13,374

Professional Services—0.0%
Pendrell Corp.* (a)	9,800	25,578

Road & Rail—0.2%
Dollar Thrifty Automotive Group, Inc.*	18,000	1,456,380

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc. - Class A* (a)	146,805	1,788,085

Software—0.0%
Bankruptcy Management Solution, Inc.*	796	207

Total Common Stocks (Cost $31,644,877)		41,061,593

Preferred Stocks—2.2%

Auto Components—0.6%
Dana Holding Corp. Series B (144A)	39,430	5,189,974

Consumer Finance—1.0%
Ally Financial, Inc., Series G (144A)	9,955	8,293,449

Diversified Financial Services—0.6%
GMAC Capital Trust I, Series 2	203,020	4,691,792

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A)* (b)	25	—

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp., Series Z*	201,964	280,730
Federal National Mortgage Association, Series 0*	70,000	112,700

		393,430

Transportation Infrastructure—0.0%
Travelport Holdings, Ltd.*	26,456	19,842

Total Preferred Stocks (Cost $19,467,219)		18,588,487

Convertible Bonds—0.9%

Capital Markets—0.0%
E*Trade Financial Corp. Series A
0.000%, 08/31/19 (144A) (g)	76,000	81,890

MIST-66

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Par Amount†	Value

Capital Markets—(Continued)
0.000%, 08/31/19 (g)	11,000	$11,853

		93,743

Computers & Peripherals—0.2%
SanDisk Corp. 1.500%, 08/15/17	1,080,000	1,283,850

Hotels, Restaurants & Leisure—0.2%
MGM Resorts International 4.250%, 04/15/15	1,625,000	1,724,531

Metals & Mining — 0.5%
Goldcorp, Inc. 2.000%, 08/01/14 (a)	1,865,000	2,258,981
Newmont Mining Corp. Series A 1.250%, 07/15/14 (a)	1,400,000	1,771,000

		4,029,981

Total Convertible Bonds (Cost $7,230,724)		7,132,105

Warrants—0.0%

Containers & Packaging—0.0%
Smurfit Kappa Group plc, expires 10/01/13 (144A)* (b)	100	4,743

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc., expires 04/28/14*	50	—
HMH Holdings*	26,513	—

		—

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	281	5,901

Software—0.0%
Bankruptcy Management Solution, Inc., expires 12/30/11*	531	—

Total Warrants (Cost $992)		10,644

Short-Term Investments—15.8%

Mutual Fund—15.3%
State Street Navigator Securities Lending Prime Portfolio (i)	130,194,185	130,194,185

Security Description	Shares/Par Amount†	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $4,471,004 on 04/02/12, collateralized by $4,555,000 Federal Home Loan Bank at 0.180% due 08/30/12 with a value of $4,560,694.	4,471,000	$4,471,000

Total Short-Term Investments (Cost $134,665,185)		134,665,185

Total Investments—117.0% (Cost $969,922,962#)		993,397,000
Other assets and liabilities (net)—(17.0)%		(144,018,582)

Net Assets—100.0%		$849,378,418

*	Non-income producing security.
†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $969,922,962. The aggregate unrealized appreciation and depreciation of investments were $44,103,564 and $(20,629,526), respectively, resulting in net unrealized appreciation of $23,474,038
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $127,569,026 and the collateral received consisted of cash in the amount of $130,194,185. The cash collateral is invested in a money market fund managed by an affiliate of the custodian
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Zero coupon bond - Interest rate represents current yield to maturity.
(h)	This loan will settle after March 31, 2012, at which time the interest rate will be determined.
(i)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $312,499,183, which is 36.8% of net assets.
(EUR)—	Euro
(GBP)—	British Pound
(MTN)—	Medium-Term Note

MIST-67

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation were as follows:

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized (Depreciation)
S&P 500 E Mini Index Futures	CME Index & Options Market	6/15/2012	(226)	$(15,097,455)	$(15,856,160)	$(758,705)

Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
4/11/2012	Citibank N.A.	687,000	GBP	$1,098,800	$1,091,461	$7,339

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/18/2012	Credit Suisse London	833,000	EUR	$1,111,043	$1,112,015	$972
4/18/2012	Citibank N.A.	39,280,000	EUR	52,391,061	50,455,160	(1,935,901)
4/18/2012	Royal Bank of Scotland plc	2,485,000	EUR	3,314,455	3,237,115	(77,340)
4/18/2012	Citibank N.A.	498,000	EUR	664,225	654,533	(9,692)
4/18/2012	Citibank N.A.	245,000	EUR	326,777	324,212	(2,565)
4/18/2012	Deutsche Bank AG London	182,000	EUR	242,749	239,591	(3,158)
4/18/2012	Citibank N.A.	1,250,000	EUR	1,667,231	1,657,994	(9,237)
4/18/2012	Royal Bank of Scotland plc	848,000	EUR	1,131,049	1,124,810	(6,239)
4/18/2012	UBS AG	997,000	EUR	1,329,783	1,317,056	(12,727)
4/18/2012	Royal Bank of Scotland plc	210,000	EUR	280,095	275,889	(4,206)
4/18/2012	Citibank N.A.	587,000	EUR	782,932	775,915	(7,017)
4/18/2012	Royal Bank of Scotland plc	1,150,000	EUR	1,533,852	1,512,030	(21,822)
4/18/2012	Deutsche Bank AG London	1,280,000	EUR	1,707,244	1,681,929	(25,315)
4/11/2012	Citibank N.A.	1,081,000	GBP	1,728,971	1,723,255	(5,716)
4/11/2012	UBS AG	6,863,500	GBP	10,977,607	10,521,203	(456,404)
4/11/2012	Citibank N.A.	990,000	GBP	1,583,424	1,573,350	(10,074)
4/11/2012	Citibank N.A.	1,070,000	GBP	1,711,378	1,677,782	(33,596)
4/11/2012	Citibank N.A.	379,000	GBP	606,180	599,326	(6,854)

Net Unrealized Depreciation						$(2,626,891)

EUR—	Euro
GBP—	British Pound

Swap Agreements

Credit Default Swaps on corporate and sovereign issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized (Depreciation)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.346%	$	515,000	$5,149	$38,625	$(33,476)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.346%		310,000	3,099	24,800	(21,701)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.346%		275,000	2,749	13,750	(11,001)

MIST-68

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized (Depreciation)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.346%	$	270,000	$2,699	$15,525	$(12,826)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.346%		255,000	2,551	22,950	(20,399)

Totals							$16,247	$115,650	$(99,403)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Bausch & Lomb, Inc. 9.875%, due 11/01/2015	5.000%	03/20/2017	Credit Suisse International	2.914%	$	325,000	$30,676	$14,081	$16,595
CIT Group, Inc. 6.625%, due 04/01/2018	5.000%	09/20/2015	Deutsche Bank AG	0.00%		3,600,000	18,061	(283,500)	301,561
CCO Holdings LLC/ CCO Holdings Capital Corp. 7.25%, due 10/30/2017	8.000%	06/20/2017	Deutsche Bank AG	0.00%		1,500,000	51,524	—	51,524

Totals							$100,261	$(269,419)	$369,680

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-69

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$12,354,964	$4,176,384	$16,531,348
Airlines	—	8,352,613	—	8,352,613
Auto Components	—	3,274,757	—	3,274,757
Automobiles	—	834,139	—	834,139
Biotechnology	—	445,759	—	445,759
Building Products	—	2,501,913	—	2,501,913
Capital Markets	—	8,164,631	—	8,164,631
Chemicals	—	21,897,849	—	21,897,849
Commercial Banks	—	14,966,541	—	14,966,541
Commercial Services & Supplies	—	12,612,107	7	12,612,114
Communications Equipment	—	1,564,200	—	1,564,200
Construction & Engineering	—	1,059,743	—	1,059,743
Consumer Finance	—	15,710,302	—	15,710,302
Containers & Packaging	—	22,794,702	—	22,794,702
Diversified Consumer Services	—	2,093,175	—	2,093,175
Diversified Financial Services	—	16,852,587	—	16,852,587
Diversified Telecommunication Services	—	19,899,040	—	19,899,040
Electric Utilities	—	23,335,528	—	23,335,528
Energy Equipment & Services	—	13,415,725	—	13,415,725
Food Products	—	2,896,188	—	2,896,188
Gas Utilities	—	4,367,164	—	4,367,164
Health Care Equipment & Supplies	—	6,873,990	—	6,873,990
Health Care Providers & Services	—	41,905,529	—	41,905,529
Hotels, Restaurants & Leisure	—	22,533,722	—	22,533,722
Household Durables	—	15,923,607	—	15,923,607
Household Products	—	2,748,169	—	2,748,169
Independent Power Producers & Energy Traders	—	10,761,237	—	10,761,237
Insurance	—	2,444,506	—	2,444,506
Internet Software & Services	—	1,992,866	—	1,992,866
IT Services	—	16,393,927	—	16,393,927
Machinery	—	3,153,755	—	3,153,755
Media	—	45,851,965	—	45,851,965
Metals & Mining	—	1,351,600	—	1,351,600
Multiline Retail	—	7,321,639	—	7,321,639
Oil, Gas & Consumable Fuels	—	77,299,009	—	77,299,009
Paper & Forest Products	—	8,433,337	—	8,433,337
Pharmaceuticals	—	4,881,197	—	4,881,197
Professional Services	—	2,636,813	—	2,636,813
Real Estate Management & Development	—	11,569,362	—	11,569,362
Road & Rail	—	3,416,200	—	3,416,200
Semiconductors & Semiconductor Equipment	—	1,290,100	—	1,290,100
Software	—	7,964,385	—	7,964,385

MIST-70

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$—	$8,576,067	$—	$8,576,067
Textiles, Apparel & Luxury Goods	—	2,748,312	—	2,748,312
Trading Companies & Distributors	—	12,463,064	—	12,463,064
Wireless Telecommunication Services	—	26,623,815	—	26,623,815
Total Domestic Bonds & Debt Securities	—	556,551,800	4,176,391	560,728,191
Total Foreign Bonds & Debt Securities*	—	154,081,940	—	154,081,940
Loan Participation
Auto Components	—	1,525,181	—	1,525,181
Capital Markets	—	2,715,868	—	2,715,868
Commercial Services & Supplies	—	485,644	—	485,644
Communications Equipment	—	269,643	—	269,643
Diversified Consumer Services	—	360,286	—	360,286
Diversified Telecommunication Services	—	9,765,680	—	9,765,680
Electric Utilities	—	491,695	—	491,695
Food & Staples Retailing	—	676,144	—	676,144
Health Care Providers & Services	—	583,228	2,418,006	3,001,234
Hotels, Restaurants & Leisure	—	10,349,857	—	10,349,857
Independent Power Producers & Energy Traders	—	12,632,491	—	12,632,491
Internet Software & Services	—	51,365	—	51,365
IT Services	—	1,758,487	—	1,758,487
Leisure Equipment & Products	—	1,774,246	—	1,774,246
Machinery	—	1,823,986	—	1,823,986
Media	—	15,078,496	—	15,078,496
Paper & Forest Products	—	3,759,256	—	3,759,256
Real Estate Management & Development	—	849,322	—	849,322
Specialty Retail	—	1,093,983	—	1,093,983
Wireless Telecommunication Services	—	8,665,991	—	8,665,991
Total Loan Participation	—	74,710,849	2,418,006	77,128,855
Common Stocks
Auto Components	2,269,824	—	—	2,269,824
Biotechnology	238,914	—	—	238,914
Capital Markets	834,379	—	—	834,379
Chemicals	821,925	—	—	821,925
Commercial Banks	2,639,360	—	—	2,639,360
Communications Equipment	530,614	—	—	530,614
Diversified Telecommunication Services	1,197,990	—	—	1,197,990
Energy Equipment & Services	1,444,080	—	—	1,444,080
Hotels, Restaurants & Leisure	—	14,733,418	1	14,733,419
Machinery	—	—	413,469	413,469
Media	11,007,065	57,831	145,395	11,210,291
Metals & Mining	1,443,704	—	—	1,443,704
Paper & Forest Products	13,374	—	—	13,374
Professional Services	25,578	—	—	25,578
Road & Rail	1,456,380	—	—	1,456,380
Semiconductors & Semiconductor Equipment	1,788,085	—	—	1,788,085
Software	—	207	—	207
Total Common Stocks	25,711,272	14,791,456	558,865	41,061,593
Preferred Stocks
Auto Components	5,189,974	—	—	5,189,974
Consumer Finance	8,293,449	—	—	8,293,449
Diversified Financial Services	4,691,792	—	—	4,691,792
Road & Rail	—	—	—	—
Thrifts & Mortgage Finance	393,430	—	—	393,430
Transportation Infrastructure	—	19,842	—	19,842
Total Preferred Stocks	18,568,645	19,842	—	18,588,487
Total Convertible Bonds*	—	7,132,105	—	7,132,105
Warrants
Containers & Packaging	—	—	4,743	4,743
Hotels, Restaurants & Leisure	—	—	—	—

MIST-71

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$5,901	$—	$—	$5,901
Software	—	—	—	—
Total Warrants	5,901	—	4,743	10,644
Short-Term Investments
Mutual Funds	130,194,185	—	—	130,194,185
Repurchase Agreements	—	4,471,000	—	4,471,000
Total Short-Term Investments	130,194,185	4,471,000	—	134,665,185
Total Investments	$174,480,003	$811,758,992	$7,158,005	$993,397,000

Futures Contracts**
Futures Contracts (Unrealized Depreciation)	$(758,705)	$—	$—	$(758,705)
Total Futures Contracts	$(758,705)	$—	$—	$(758,705)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$8,311	$—	$8,311
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(2,627,863)	—	(2,627,863)
Total Forward Contracts	$—	$(2,619,552)	$—	$(2,619,552)

Swap Contracts**
Swap Contracts at Value (Assets)	$—	$116,508	$—	$116,508
Total Swap Contracts	$—	$116,508	$—	$116,508

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales	Transfers in to Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at March 31, 2012
Domestic Bonds & Debt Securities
Aerospace & Defense	$4,251,570	$—	$—	$56,539	$(131,725)	$—	$4,176,384	$56,539
Commercial Services & Supplies	7	—	—	—	—	—	7	—
Hotels, Restaurants & Leisure	330,539	—	—	—	—	(330,539)	0	—
Metals & Mining	0	14,829	—	(14,829)	—	—	0	(14,829)
Foreign Bonds & Debt Securities
Commercial Banks	0	172,765	—	(172,765)	—	—	0	(172,765)
Loan Participation
Health Care-Providers & Services	2,480,330	—	1,248	24	(63,596)	—	2,418,006	24
Common Stocks
Chemicals	0	—	—		—	—	0	—
Hotels, Restaurants & Leisure	1	—	—	—	—	—	1	—
Machinery	385,785	—	—	27,684	—	—	413,469	27,684
Media	262,876	—	—	(117,481)	—	—	145,395	(117,481)
Preferred Stock
Road & Rail	0	—	—	—	—	—	0	—

MIST-72

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales	Transfers in to Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at March 31, 2012
Warrants
Containers & Packaging	$3,124	$—	$—	$1,619	$—	$—	$4,743	$1,619
Hotels, Restaurants & Leisure	0	—	—	—	—	—	0	—
Paper & Forest Products	0	—	—	—	—	—	0	—
Software	0	—	—	—	—	—	0	—

Total	$7,714,232	$187,594	$1,248	$(219,209)	$(195,321)	$(330,539)	$7,158,005	$(219,209)

Domestic Bonds & Debt Securities in the amount of $330,539 were transferred into Level 3 due to the initiation of a vendor or broker providing prices.

MIST-73

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
General Dynamics Corp.	186,000	$13,648,680
Lockheed Martin Corp.	160,000	14,377,600
Northrop Grumman Corp. (a)	220,000	13,437,600
Raytheon Co.	80,000	4,222,400

		45,686,280

Airlines—0.2%
Southwest Airlines Co.	340,000	2,801,600

Auto Components—0.8%
Autoliv, Inc. (a)	130,000	8,716,500

Beverages—1.0%
Coca-Cola Enterprises, Inc.	230,000	6,578,000
Dr Pepper Snapple Group, Inc.	140,000	5,629,400

		12,207,400

Chemicals—1.1%
CF Industries Holdings, Inc.	70,000	12,785,500

Commercial Banks—0.1%
Wells Fargo & Co.	50,000	1,707,000

Commercial Services & Supplies—0.5%
Iron Mountain, Inc. (a)	210,000	6,048,000

Communications Equipment—2.5%
Cisco Systems, Inc.	1,040,000	21,996,000
Motorola Solutions, Inc.	140,000	7,116,200

		29,112,200

Computers & Peripherals—8.5%
Apple, Inc.*	60,000	35,968,200
Dell, Inc.*	840,000	13,944,000
Hewlett-Packard Co.	650,000	15,489,500
QLogic Corp.*	620,000	11,011,200
Seagate Technology plc	410,000	11,049,500
Western Digital Corp.*	290,000	12,003,100

		99,465,500

Construction & Engineering—1.8%
Chicago Bridge & Iron Co. N.V.	200,000	8,638,000
Fluor Corp.	200,000	12,008,000

		20,646,000

Consumer Finance—1.1%
Discover Financial Services	390,000	13,002,600

Diversified Consumer Services—1.8%
Apollo Group, Inc. - Class A*	230,000	8,887,200
ITT Educational Services, Inc.* (a)	140,000	9,259,600
Service Corp. International (a)	250,000	2,815,000

		20,961,800

Diversified Financial Services—3.6%
JPMorgan Chase & Co.	570,000	26,208,600
Moody’s Corp.	280,000	11,788,000

Security Description	Shares	Value

Diversified Financial Services—(Continued)
NASDAQ OMX Group, Inc. (The)*	170,000	$4,403,000

		42,399,600

Diversified Telecommunication Services—2.1%
AT&T, Inc.	110,000	3,435,300
Verizon Communications, Inc.	540,000	20,644,200

		24,079,500

Electric Utilities—0.2%
Pinnacle West Capital Corp.	40,000	1,916,000

Energy Equipment & Services—1.5%
Nabors Industries, Ltd.*	630,000	11,018,700
Superior Energy Services, Inc.*	240,000	6,326,400

		17,345,100

Food & Staples Retailing—2.0%
Kroger Co. (The)	480,000	11,630,400
Safeway, Inc. (a)	580,000	11,721,800

		23,352,200

Food Products—1.0%
ConAgra Foods, Inc.	430,000	11,291,800

Health Care Equipment & Supplies—1.2%
Zimmer Holdings, Inc.	210,000	13,498,800

Health Care Providers & Services—8.2%
Aetna, Inc.	290,000	14,546,400
AmerisourceBergen Corp.	320,000	12,697,600
Cardinal Health, Inc.	130,000	5,604,300
Coventry Health Care, Inc.	239,000	8,501,230
Health Management Associates, Inc. - Class A* (a)	300,000	2,016,000
Humana, Inc.	70,000	6,473,600
McKesson Corp.	160,000	14,043,200
UnitedHealth Group, Inc.	310,000	18,271,400
WellPoint, Inc.	180,000	13,284,000

		95,437,730

Hotels, Restaurants & Leisure—0.6%
Wyndham Worldwide Corp.	150,000	6,976,500

Household Durables—0.4%
Tupperware Brands Corp.	70,000	4,445,000

Household Products—0.3%
Procter & Gamble Co. (The)	60,000	4,032,600

Industrial Conglomerates—1.8%
General Electric Co.	290,000	5,820,300
Tyco International, Ltd.	260,000	14,606,800

		20,427,100

Insurance—2.5%
Chubb Corp. (The)	40,000	2,764,400
Prudential Financial, Inc.	230,000	14,579,700
Unum Group	462,000	11,309,760

		28,653,860

MIST-74

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.5%
Expedia, Inc. (a)	190,000	$6,353,600

Internet Software & Services—0.2%
Google, Inc. - Class A*	4,000	2,564,960

IT Services—4.8%
Alliance Data Systems Corp.* (a)	100,000	12,596,000
International Business Machines Corp.	150,000	31,297,500
Western Union Co.	700,000	12,320,000

		56,213,500

Machinery—2.7%
AGCO Corp.*	220,000	10,386,200
Ingersoll-Rand plc	210,000	8,683,500
Parker Hannifin Corp.	140,000	11,837,000

		30,906,700

Media—3.0%
CBS Corp. - Class B	420,000	14,242,200
Interpublic Group of Cos., Inc. (The)	630,000	7,188,300
Time Warner Cable, Inc.	170,000	13,855,000

		35,285,500

Metals & Mining—1.0%
Alcoa, Inc. (a)	1,140,000	11,422,800

Multiline Retail—2.3%
Macy’s, Inc.	340,000	13,508,200
Nordstrom, Inc.	230,000	12,815,600

		26,323,800

Oil, Gas & Consumable Fuels—14.2%
Apache Corp.	150,000	15,066,000
Chevron Corp.	270,000	28,954,800
ConocoPhillips	270,000	20,522,700
Denbury Resources, Inc.*	540,000	9,844,200
Devon Energy Corp.	200,000	14,224,000
Exxon Mobil Corp.	280,000	24,284,400
HollyFrontier Corp.	340,000	10,931,000
Marathon Oil Corp.	400,000	12,680,000
Murphy Oil Corp.	90,000	5,064,300
Tesoro Corp.*	430,000	11,541,200
Valero Energy Corp.	480,000	12,369,600

		165,482,200

Paper & Forest Products—1.1%
International Paper Co.	360,000	12,636,000

Personal Products—1.0%
Herbalife, Ltd.	170,000	11,699,400

Pharmaceuticals—8.0%
Abbott Laboratories	320,000	19,612,800
Bristol-Myers Squibb Co.	440,000	14,850,000
Eli Lilly & Co.	380,000	15,302,600
Forest Laboratories, Inc.*	350,000	12,141,500

Security Description	Shares/Par Amount	Value

Pharmaceuticals—(Continued)
Johnson & Johnson	60,000	$3,957,600
Pfizer, Inc.	1,190,000	26,965,400

		92,829,900

Semiconductors & Semiconductor Equipment—1.0%
Maxim Integrated Products, Inc.	420,000	12,007,800

Software—4.9%
CA, Inc.	460,000	12,677,600
Microsoft Corp.	980,000	31,605,000
Symantec Corp.*	700,000	13,090,000

		57,372,600

Specialty Retail—3.8%
Advance Auto Parts, Inc.	70,000	6,199,900
Best Buy Co., Inc. (a)	450,000	10,656,000
Chico’s FAS, Inc. (a)	350,000	5,285,000
GameStop Corp. - Class A (a)	417,000	9,107,280
Limited Brands, Inc. (a)	260,000	12,480,000

		43,728,180

Tobacco—2.1%
Philip Morris International, Inc.	280,000	24,810,800

Wireless Telecommunication Services—0.6%
MetroPCS Communications, Inc.*	730,000	6,584,600

Total Common Stocks (Cost $998,870,883)		1,163,218,510

Short-Term Investments—8.5%

Mutual Fund—8.3%
State Street Navigator Securities Lending Prime Portfolio (b)	97,295,440	97,295,440

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $2,451,002 on 04/02/12, collateralized by $2,495,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $2,504,356.	$2,451,000	2,451,000

Total Short-Term Investments (Cost $99,746,440)		99,746,440

Total Investments—108.4% (Cost $1,098,617,323#)		1,262,964,950
Other assets and liabilities (net)—(8.4)%		(98,247,188)

Net Assets—100.0%		$1,164,717,762

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,098,617,323. The aggregate unrealized appreciation and depreciation of investments were $183,623,988 and $(19,276,361), respectively, resulting in net unrealized appreciation of $164,347,627 for federal income tax purposes.

MIST-75

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $97,385,156 and the collateral received consisted of cash in the amount of $97,295,440 and non-cash collateral with a value of $3,295,445. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-76

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,163,218,510	$—	$—	$1,163,218,510
Short-Term Investments
Mutual Fund	97,295,440	—	—	97,295,440
Repurchase Agreement	—	2,451,000	—	2,451,000
Total Short-Term Investments	97,295,440	2,451,000	—	99,746,440
Total Investments	$1,260,513,950	$2,451,000	$—	$1,262,964,950

*	See Schedule of Investments for additional detailed categorizations.

MIST-77

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Australia—7.4%
Dexus Property Group (REIT)	14,488,012	$13,059,577
Goodman Group (REIT)	24,881,614	17,821,500
GPT Group (REIT)	1,432,620	4,632,398
Investa Office Fund (REIT)	11,518,000	7,577,659
Mirvac Group (REIT)	2,947,532	3,578,461
Stockland (REIT) (a)	2,868,936	8,752,690
Westfield Group (REIT)	4,986,550	45,884,539
Westfield Retail Trust (REIT)	5,948,615	15,902,089

		117,208,913

Brazil—0.2%
Sonae Sierra Brasil S.A.	216,000	3,419,650

Canada—3.1%
Boardwalk Real Estate Investment Trust (REIT)	145,500	8,329,290
Calloway Real Estate Investment Trust (REIT)	341,300	9,276,297
Canadian Real Estate Investment Trust (REIT)	164,800	6,098,319
Cominar Real Estate Investment Trust (REIT) (a)	142,100	3,333,641
Primaris Retail Real Estate Investment Trust (REIT)	146,500	3,178,365
RioCan Real Estate Investment Trust (REIT)	698,400	18,926,013

		49,141,925

China—3.0%
Agile Property Holdings, Ltd. (a)	8,272,000	9,565,711
Country Garden Holdings Co., Ltd. (a)	30,048,179	11,561,167
Evergrande Real Estate Group, Ltd. (a)	28,546,000	15,317,492
Longfor Properties Co., Ltd. (a)	7,719,500	10,782,027

		47,226,397

France—4.2%
Fonciere Des Regions (REIT)	85,816	6,889,582
ICADE (REIT) (a)	87,430	7,794,842
Klepierre (REIT)	274,910	9,555,863
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	47,400	5,229,905
Unibail-Rodamco (REIT)	187,610	37,532,442

		67,002,634

Germany—0.5%
GSW Immobilien AG*	220,775	7,639,383

Hong Kong—10.1%
Cheung Kong Holdings, Ltd.	653,900	8,441,242
China Overseas Land & Investment, Ltd. (a)	3,331,000	6,316,730
China Resources Land, Ltd. (a)	3,934,000	6,717,989
Great Eagle Holdings, Ltd.	1,005,600	2,853,273
Hang Lung Properties, Ltd.	4,910,077	18,048,727
Hongkong Land Holdings, Ltd. (a)	2,246,345	13,102,241
Kerry Properties, Ltd.	2,308,600	10,333,610
Link REIT (The) (REIT) (a)	4,170,000	15,516,242
Sino Land Co., Ltd. (a)	8,628,199	13,852,024
Sun Hung Kai Properties, Ltd.	3,625,700	45,321,644
Wharf Holdings, Ltd.	3,464,080	18,856,988

		159,360,710

Security Description	Shares	Value

Japan—10.2%
Japan Real Estate Investment Corp. (REIT)	1,589	$14,038,116
Japan Retail Fund Investment Corp. (REIT) (a)	4,099	6,093,951
Kenedix Realty Investment Corp. (REIT)	1,186	4,362,178
Mitsubishi Estate Co., Ltd. (a)	2,550,910	46,005,710
Mitsui Fudosan Co., Ltd.	3,027,374	58,640,393
Nippon Accommodations Fund, Inc. (REIT)	522	3,370,928
Nippon Building Fund, Inc. (REIT)	791	7,538,674
Nomura Real Estate Holdings, Inc.	415,000	7,398,380
Tokyo Tatemono Co., Ltd.*	2,495,000	10,220,230
United Urban Investment Corp. (REIT)	3,472	3,965,773

		161,634,333

Netherlands—0.9%
Corio N.V. (REIT)	257,630	13,580,099

Singapore—4.3%
CapitaCommercial Trust (REIT) (a)	11,475,000	11,133,475
CapitaLand, Ltd. (a)	9,538,700	23,659,649
CapitaMall Trust (REIT)	7,763,823	11,143,848
Global Logistic Properties, Ltd.* (a)	10,093,500	17,657,085
Keppel Land, Ltd. (a)	1,700,000	4,720,720

		68,314,777

Sweden—0.5%
Castellum AB (a)	332,310	4,191,385
Hufvudstaden A.B. - A Shares (a)	348,620	3,684,409

		7,875,794

United Kingdom—4.8%
British Land Co. plc (REIT)	1,350,397	10,368,907
Derwent London plc (REIT)	466,240	13,031,358
Great Portland Estates plc (REIT)	983,410	5,670,804
Hammerson plc (REIT)	2,341,169	15,569,718
Land Securities Group plc (REIT)	1,703,073	19,687,523
Safestore Holdings plc	2,113,000	3,987,130
Segro plc (REIT)	1,959,220	7,360,926

		75,676,366

United States—48.9%
AvalonBay Communities, Inc. (REIT) (a)	317,448	44,871,275
Boston Properties, Inc. (REIT)	400,700	42,069,493
BRE Properties, Inc. (REIT)	412,746	20,864,310
Brookfield Office Properties, Inc. (a)	966,500	16,865,425
DDR Corp. (REIT) (a)	1,293,400	18,883,640
Douglas Emmett, Inc. (REIT) (a)	257,000	5,862,170
Equity Residential (REIT)	581,300	36,401,006
Essex Property Trust, Inc. (REIT) (a)	154,300	23,377,993
Federal Realty Investment Trust (REIT)	113,534	10,988,956
General Growth Properties, Inc. (REIT)	1,481,432	25,169,530
HCP, Inc. ((REIT)	473,700	18,692,202
Health Care REIT, Inc. (REIT)	498,400	27,392,064
Highwoods Properties, Inc. (REIT) (a)	240,978	8,029,387
Host Hotels & Resorts, Inc. (REIT) (a)	2,301,271	37,786,870
Kilroy Realty Corp. (REIT) (a)	189,300	8,823,273
Kimco Realty Corp. (REIT) (a)	851,800	16,405,668
Liberty Property Trust (REIT)	595,700	21,278,404
Macerich Co. (The) (REIT) (a)	584,388	33,748,407
Pebblebrook Hotel Trust (REIT) (a)	295,900	6,681,422

MIST-78

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

United States—(Continued)
Peoples Choice Financial Corp. (144A)* (b)	60,000	$—
Post Properties, Inc. (REIT)	324,300	15,196,698
ProLogis, Inc. (REIT)	1,256,668	45,265,181
Public Storage (REIT)	184,300	25,464,731
Simon Property Group, Inc. (REIT)	649,173	94,571,523
SL Green Realty Corp. (REIT) (a)	411,260	31,893,213
Starwood Hotels & Resorts Worldwide, Inc. (a)	364,400	20,555,804
Tanger Factory Outlet Centers, Inc. (REIT)	287,530	8,548,267
Taubman Centers, Inc. (REIT)	246,813	18,005,008
UDR, Inc. (REIT)	988,375	26,399,496
Ventas, Inc. (REIT)	442,179	25,248,421
Vornado Realty Trust (REIT)	455,769	38,375,750

		773,715,587

Total Common Stocks (Cost $1,328,756,311)		1,551,796,568

Short-Term Investments—17.5%

Mutual Fund—16.4%
State Street Navigator Securities Lending Prime Portfolio (c)	258,532,467	258,532,467

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $17,891,015 on 04/02/12, collateralized by $17,920,000 U.S. Treasury Notes at 1.250% due 03/15/14 with a value of $18,253,258.	$17,891,000	17,891,000

Total Short-Term Investments (Cost $276,423,467)		276,423,467

Total Investments—115.6% (Cost $1,605,179,778#)		1,828,220,035
Other assets and liabilities (net)—(15.6)%		(246,805,676)

Net Assets—100.0%		$1,581,414,359

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,605,179,778. The aggregate unrealized appreciation and depreciation of investments were $245,927,632 and $(22,887,375), respectively, resulting in net unrealized appreciation of $223,040,257 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $249,588,640 and the collateral received consisted of cash in the amount of $258,532,467 and non-cash collateral with a value of $30,142. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $0, which is 0.0% of net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate relaed loans or interest.

Ten Largest Industries as of March 31, 2012 (Unaudited)

% of Net Assets
Retail REIT’s	27.1
Diversified Real Estate Activities	15.2
Residential REIT’s	11.3
Office REIT’s	10.2
Diversified REIT’s	9.6
Specialized REIT’s	8.9
Real Estate Development	5.5
Real Estate Operating Companies	4.5
Industrial REIT’s	4.5
Hotels, Resorts & Cruise Lines	1.3

MIST-79

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$117,208,913	$—	$117,208,913
Brazil	3,419,650	—	—	3,419,650
Canada	49,141,925	—	—	49,141,925
China	—	47,226,397	—	47,226,397
France	—	67,002,634	—	67,002,634
Germany	—	7,639,383	—	7,639,383
Hong Kong	—	159,360,710	—	159,360,710
Japan	—	161,634,333	—	161,634,333
Netherlands	—	13,580,099	—	13,580,099
Singapore	—	68,314,777	—	68,314,777
Sweden	—	7,875,794	—	7,875,794
United Kingdom	—	75,676,366	—	75,676,366
United States	773,715,587	—	—	773,715,587
Total Common Stocks	826,277,162	725,519,406	—	1,551,796,568
Short-Term Investments
Mutual Fund	258,532,467	—	—	258,532,467
Repurchase Agreement	—	17,891,000	—	17,891,000
Total Short-Term Investments	258,532,467	17,891,000	—	276,423,467
Total Investments	$1,084,809,629	$743,410,406	$—	$1,828,220,035

MIST-80

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Alliant Techsystems, Inc.	59,200	$2,967,104
Curtiss-Wright Corp.	110,359	4,084,387
Esterline Technologies Corp.*	63,648	4,548,286

		11,599,777

Auto Components—2.2%
American Axle & Manufacturing Holdings, Inc.* (a)	335,025	3,923,143
Cooper Tire & Rubber Co. (a)	284,511	4,330,257

		8,253,400

Capital Markets—1.9%
Federated Investors, Inc. - Class B (a)	136,880	3,067,481
Waddell & Reed Financial, Inc. - Class A	131,365	4,257,539

		7,325,020

Chemicals—3.2%
Cabot Corp.	74,396	3,175,221
Huntsman Corp.	170,400	2,387,304
Olin Corp. (a)	162,600	3,536,550
OM Group, Inc.* (a)	112,825	3,103,816

		12,202,891

Commercial Banks—12.0%
Associated Banc-Corp.	346,350	4,835,046
BancorpSouth, Inc. (a)	211,185	2,844,662
Bank of Hawaii Corp. (a)	77,478	3,746,061
Chemical Financial Corp. (a)	41,386	970,088
City National Corp. (a)	29,675	1,557,047
East West Bancorp, Inc.	125,700	2,902,413
First Midwest Bancorp, Inc.	97,250	1,165,055
FirstMerit Corp.	223,458	3,767,502
Fulton Financial Corp.	411,400	4,319,700
Glacier Bancorp, Inc. (a)	53,672	801,860
Hancock Holding Co. (a)	112,925	4,009,967
Independent Bank Corp./ MA (a)	25,200	723,996
International Bancshares Corp. (a)	45,989	972,667
Lakeland Financial Corp.	27,475	715,174
NBT Bancorp, Inc. (a)	38,503	850,146
Prosperity Bancshares, Inc. (a)	56,247	2,576,113
S&T Bancorp, Inc.	14,565	315,915
TCF Financial Corp. (a)	127,625	1,517,461
Umpqua Holdings Corp. (a)	41,575	563,757
Webster Financial Corp.	84,468	1,914,890
WesBanco, Inc.	42,950	865,013
Wintrust Financial Corp. (a)	85,474	3,059,114

		44,993,647

Commercial Services & Supplies—1.8%
Brink’s Co. (The)	140,325	3,349,558
Geo Group, Inc. (The)* (a)	172,458	3,278,426

		6,627,984

Communications Equipment—2.6%
Arris Group, Inc.*	310,858	3,512,695
Brocade Communications Systems, Inc.*	471,550	2,711,413

Security Description	Shares	Value

Communications Equipment—(Continued)
Plantronics, Inc.	92,100	$3,707,946

		9,932,054

Computers & Peripherals—3.7%
Lexmark International, Inc. - Class A	97,850	3,252,534
NCR Corp.*	187,717	4,075,336
QLogic Corp.*	227,771	4,045,213
Synaptics, Inc.* (a)	74,123	2,706,231

		14,079,314

Construction & Engineering—2.1%
EMCOR Group, Inc.	150,645	4,175,879
Tutor Perini Corp.*	242,432	3,777,091

		7,952,970

Diversified Consumer Services—0.2%
Matthews International Corp. - Class A (a)	29,525	934,171

Diversified Financial Services—0.4%
Interactive Brokers Group, Inc. - Class A	95,867	1,629,739

Electric Utilities—3.3%
Allete, Inc. (a)	46,575	1,932,397
IDACORP, Inc.	79,745	3,279,114
N.V. Energy, Inc.	205,682	3,315,594
Portland General Electric Co.	149,848	3,743,203

		12,270,308

Electrical Equipment—1.9%
EnerSys*	110,100	3,814,965
General Cable Corp.* (a)	113,983	3,314,626

		7,129,591

Energy Equipment & Services—1.7%
Atwood Oceanics, Inc.*	78,938	3,543,527
Superior Energy Services, Inc.*	114,405	3,015,716

		6,559,243

Food Products—1.1%
Corn Products International, Inc.	70,175	4,045,589

Health Care Equipment & Supplies—0.9%
Teleflex, Inc.	56,550	3,458,033

Health Care Providers & Services—1.9%
LifePoint Hospitals, Inc.* (a)	89,615	3,534,416
Owens & Minor, Inc. (a)	114,062	3,468,625

		7,003,041

Hotels, Restaurants & Leisure—2.9%
Brinker International, Inc. (a)	146,000	4,022,300
International Speedway Corp. - Class A	133,930	3,716,557
Sonic Corp.* (a)	388,545	2,984,026

		10,722,883

MIST-81

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—2.6%
Helen of Troy, Ltd.*	130,800	$4,448,508
Jarden Corp.	131,779	5,301,469

		9,749,977

Industrial Conglomerates—1.1%
Carlisle Cos., Inc.	79,506	3,968,940

Insurance—6.4%
Allied World Assurance Co. Holdings AG	57,657	3,959,306
Aspen Insurance Holdings, Ltd. (a)	152,200	4,252,468
Endurance Specialty Holdings, Ltd.	67,729	2,753,861
Hanover Insurance Group, Inc. (The)	89,375	3,675,100
Montpelier Re Holdings, Ltd. (a)	73,332	1,416,774
Platinum Underwriters Holdings, Ltd.	72,005	2,628,182
Protective Life Corp.	135,430	4,011,437
Symetra Financial Corp.	111,950	1,290,784

		23,987,912

Internet Software & Services—1.0%
j2 Global, Inc. (a)	125,858	3,609,607

IT Services—2.2%
CACI International, Inc. - Class A* (a)	59,550	3,709,369
DST Systems, Inc.	83,225	4,513,292

		8,222,661

Life Sciences Tools & Services—2.1%
Charles River Laboratories International, Inc.*	111,825	4,035,764
PerkinElmer, Inc.	142,150	3,931,869

		7,967,633

Machinery—4.2%
Barnes Group, Inc. (a)	138,930	3,655,248
Briggs & Stratton Corp. (a)	237,840	4,264,471
ITT Corp. (a)	171,475	3,933,637
NACCO Industries, Inc. - Class A	2,122	246,937
SPX Corp.	47,750	3,702,058

		15,802,351

Marine—0.8%
Diana Shipping, Inc.* (a)	337,561	3,021,171

Media—1.5%
John Wiley & Sons, Inc. - Class A	40,769	1,940,197
Meredith Corp. (a)	117,475	3,813,238

		5,753,435

Metals & Mining—4.0%
AMCOL International Corp. (a)	13,598	401,005
AuRico Gold, Inc.* (a)	346,113	3,070,022
Coeur d’Alene Mines Corp.*	157,210	3,732,166
Minefinders Corp., Ltd.* (a)	108,589	1,509,387
Thompson Creek Metals Co., Inc.* (a)	344,150	2,326,454
Worthington Industries, Inc. (a)	213,476	4,094,470

		15,133,504

Security Description	Shares	Value

Multi-Utilities—1.2%
TECO Energy, Inc.	173,125	$3,038,344
Vectren Corp.	55,455	1,611,522

		4,649,866

Oil, Gas & Consumable Fuels—3.3%
Energen Corp.	67,389	3,312,170
James River Coal Co.* (a)	202,842	1,038,551
Tesoro Corp.*	153,811	4,128,287
W&T Offshore, Inc. (a)	182,278	3,842,420

		12,321,428

Real Estate Investment Trusts—7.0%
Brandywine Realty Trust (a)	320,750	3,682,210
CBL & Associates Properties, Inc. (a)	212,400	4,018,608
CommonWealth REIT	175,268	3,263,490
Duke Realty Corp. (a)	198,142	2,841,356
Hospitality Properties Trust	150,812	3,991,994
Omega Healthcare Investors, Inc.	173,550	3,689,673
Pennsylvania Real Estate Investment Trust	316,025	4,825,702

		26,313,033

Road & Rail—1.1%
Ryder System, Inc.	80,500	4,250,400

Semiconductors & Semiconductor Equipment—3.2%
Amkor Technology, Inc.* (a)	614,615	3,776,809
Microsemi Corp.*	192,400	4,125,056
PMC - Sierra, Inc.* (a)	590,025	4,265,881

		12,167,746

Software—1.3%
JDA Software Group, Inc.* (a)	107,594	2,956,683
Websense, Inc.* (a)	88,833	1,873,488

		4,830,171

Specialty Retail—0.8%
Ascena Retail Group, Inc.*	67,935	3,010,879

Textiles, Apparel & Luxury Goods—3.0%
Hanesbrands, Inc.*	127,945	3,779,495
Jones Group, Inc. (The) (a)	305,491	3,836,967
Wolverine World Wide, Inc.	95,550	3,552,549

		11,169,011

Thrifts & Mortgage Finance—1.2%
Washington Federal, Inc.	265,600	4,467,392

Trading Companies & Distributors—0.9%
Aircastle, Ltd.	262,784	3,216,476

Total Common Stocks (Cost $320,758,965)		360,333,248

MIST-82

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Investment Company Securities—0.5%

Security Description	Shares/Par Amount	Value

iShares Russell 2000 Index Fund (a) (Cost—$1,868,884)	22,591	$1,871,664

Total Investment Company Securities (Cost $1,868,884)		1,871,664

Short-Term Investments—29.4%

Mutual Fund—25.6%
State Street Navigator Securities Lending Prime Portfolio (b)	96,378,011	96,378,011

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $14,047,012 on 04/02/12, collateralized by $13,585,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $14,332,175.	$14,047,000	14,047,000

Total Short-Term Investments (Cost $110,425,011)		110,425,011

Total Investments—125.7% (Cost $433,052,860#)		472,629,923
Other assets and liabilities (net)—(25.7)%		(96,571,736)

Net Assets—100.0%		$376,058,187

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $433,052,860. The aggregate unrealized appreciation and depreciation of investments were $51,412,559 and $(11,835,496), respectively, resulting in net unrealized appreciation of $ 39,577,063 for income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $94,179,591 and the collateral received consisted of cash in the amount of $96,378,011. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

MIST-83

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$360,333,248	$—	$—	$360,333,248
Total Investment Company Securities*	1,871,664	—	—	1,871,664
Short-Term Investments
Mutual Fund	96,378,011	—	—	96,378,011
Repurchase Agreement	—	14,047,000	—	14,047,000
Total Short-Term Investments	96,378,011	14,047,000	—	110,425,011
Total Investments	$458,582,923	$14,047,000	$—	$472,629,923

*	See Schedule of Investments for additional detailed categorizations.

MIST-84

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
BE Aerospace, Inc.*	161,746	$7,516,336
Spirit AeroSystems Holdings, Inc. - Class A*	328,119	8,025,791
Textron, Inc.	324,349	9,026,633

		24,568,760

Auto Components—1.8%
Lear Corp.	193,292	8,986,145
TRW Automotive Holdings Corp.*	118,074	5,484,537

		14,470,682

Beverages—0.7%
Coca-Cola Enterprises, Inc.	198,812	5,686,023

Building Products—0.7%
Lennox International, Inc. (a)	142,398	5,738,639

Capital Markets—3.5%
Ameriprise Financial, Inc.	199,560	11,400,863
Invesco, Ltd.	482,142	12,858,727
Lazard, Ltd. - Class A	115,373	3,295,053

		27,554,643

Chemicals—1.5%
Albemarle Corp.	100,687	6,435,913
Chemtura Corp.*	149,129	2,532,210
Cytec Industries, Inc.	43,430	2,640,110

		11,608,233

Commercial Banks—2.7%
First Republic Bank*	143,800	4,736,772
M&T Bank Corp. (a)	100,821	8,759,328
SunTrust Banks, Inc.	327,439	7,914,201

		21,410,301

Commercial Services & Supplies—1.0%
Republic Services, Inc.	244,855	7,482,769

Communications Equipment—1.4%
Juniper Networks, Inc.*	176,371	4,035,368
Polycom, Inc.*	360,381	6,872,466

		10,907,834

Computers & Peripherals—0.8%
NetApp, Inc.*	133,537	5,978,452

Construction & Engineering—0.2%
Chicago Bridge & Iron Co. N.V.	44,234	1,910,467

Consumer Finance—2.9%
Discover Financial Services	349,347	11,647,229
SLM Corp.	687,466	10,834,464

		22,481,693

Containers & Packaging—0.5%
Ball Corp.	33,217	1,424,345
Crown Holdings, Inc.*	67,039	2,469,046

		3,893,391

Security Description	Shares	Value

Diversified Financial Services—0.9%
NASDAQ OMX Group, Inc. (The)*	266,518	$6,902,816

Electric Utilities—5.9%
Edison International	193,681	8,233,380
Great Plains Energy, Inc.	133,653	2,709,146
N.V. Energy, Inc.	536,800	8,653,216
Northeast Utilities	158,701	5,890,981
Pinnacle West Capital Corp.	158,514	7,592,821
PPL Corp.	478,370	13,518,736

		46,598,280

Electrical Equipment—1.6%
Cooper Industries plc	117,148	7,491,614
Rockwell Automation, Inc.	68,144	5,431,077

		12,922,691

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp. - Class A	102,434	6,122,480

Energy Equipment & Services—0.9%
Helmerich & Payne, Inc. (a)	1,133	61,126
Key Energy Services, Inc.* (a)	441,747	6,824,991

		6,886,117

Food Products—4.5%
Bunge, Ltd.	122,836	8,406,896
Corn Products International, Inc.	78,492	4,525,064
J.M. Smucker Co. (The)	213,684	17,385,330
Sara Lee Corp.	250,996	5,403,944

		35,721,234

Gas Utilities—0.5%
Questar Corp.	122,149	2,352,590
UGI Corp.	68,658	1,870,930

		4,223,520

Health Care Equipment & Supplies—2.2%
Boston Scientific Corp.*	1,621,290	9,695,314
Hologic, Inc.*	345,142	7,437,810

		17,133,124

Health Care Providers & Services—1.3%
Aetna, Inc.	202,813	10,173,100

Hotels, Restaurants & Leisure—1.8%
MGM Resorts International*	593,375	8,081,768
Starwood Hotels & Resorts Worldwide, Inc.	106,467	6,005,803

		14,087,571

Household Durables—1.3%
NVR, Inc.*	6,390	4,641,249
Tempur-Pedic International, Inc.* (a)	65,575	5,536,497

		10,177,746

Household Products—0.6%
Energizer Holdings, Inc.*	64,163	4,759,611

MIST-85

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)*	179,862	$2,350,797
GenOn Energy, Inc.*	783,716	1,630,129

		3,980,926

Insurance—9.3%
Everest Re Group, Ltd.	150,379	13,913,065
Hartford Financial Services Group, Inc. (The)	275,480	5,807,118
Lincoln National Corp.	108,691	2,865,095
Marsh & McLennan Cos., Inc.	123,471	4,048,614
PartnerRe, Ltd.	96,423	6,546,157
Principal Financial Group, Inc.	484,368	14,293,700
W.R. Berkley Corp.	258,979	9,354,322
Willis Group Holdings plc	214,732	7,511,325
XL Group plc	407,297	8,834,272

		73,173,668

Internet & Catalog Retail—1.6%
Liberty Interactive Corp. - Class A*	650,074	12,409,913

IT Services—0.6%
Paychex, Inc.	147,918	4,583,979

Life Sciences Tools & Services—1.2%
Life Technologies Corp.*	200,162	9,771,909

Machinery—3.5%
Dover Corp.	105,362	6,631,484
Eaton Corp.	153,619	7,654,835
Gardner Denver, Inc.	55,104	3,472,654
Parker Hannifin Corp.	60,902	5,149,264
Pentair, Inc. (a)	101,035	4,810,277

		27,718,514

Media—2.6%
Liberty Global, Inc. - Class A*	140,346	7,028,528
Scripps Networks Interactive, Inc. - Class A	282,561	13,757,895

		20,786,423

Metals & Mining—1.4%
Cliffs Natural Resources, Inc.	60,560	4,194,386
Reliance Steel & Aluminum Co. (a)	121,470	6,860,625

		11,055,011

Multi-Utilities—5.5%
CMS Energy Corp.	143,805	3,163,710
OGE Energy Corp.	34,268	1,833,338
SCANA Corp. (a)	241,256	11,003,686
Sempra Energy	183,052	10,975,798
Xcel Energy, Inc.	615,154	16,283,127

		43,259,659

Multiline Retail—1.6%
Macy’s, Inc.	310,444	12,333,940

Oil, Gas & Consumable Fuels—4.1%
Energen Corp.	153,655	7,552,143
Pioneer Natural Resources Co.	112,100	12,509,239

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Sunoco, Inc.	195,338	$7,452,145
Whiting Petroleum Corp.*	94,681	5,141,178

		32,654,705

Pharmaceuticals—1.8%
Mylan, Inc.*	254,043	5,957,308
Warner Chilcott plc - Class A*	501,463	8,429,593

		14,386,901

Real Estate Investment Trusts—9.2%
Alexandria Real Estate Equities, Inc.	110,013	8,045,251
AvalonBay Communities, Inc. (a)	75,704	10,700,760
Camden Property Trust	80,958	5,322,989
Douglas Emmett, Inc. (a)	198,325	4,523,793
Essex Property Trust, Inc. (a)	19,637	2,975,202
Host Hotels & Resorts, Inc. (a)	691,366	11,352,230
Kimco Realty Corp. (a)	409,409	7,885,217
Liberty Property Trust	248,445	8,874,455
MFA Financial, Inc. (a)	924,987	6,909,653
Tanger Factory Outlet Centers, Inc. (a)	210,129	6,247,135

		72,836,685

Semiconductors & Semiconductor Equipment—2.9%
Cavium, Inc.* (a)	98,769	3,055,913
Lam Research Corp.*	115,501	5,153,654
Maxim Integrated Products, Inc.	223,149	6,379,830
Xilinx, Inc.	227,041	8,271,104

		22,860,501

Software—2.5%
Adobe Systems, Inc.*	154,332	5,295,131
Electronic Arts, Inc.*	203,936	3,360,865
Parametric Technology Corp.*	235,632	6,583,558
QLIK Technologies, Inc.*	132,263	4,232,416

		19,471,970

Specialty Retail—1.9%
PetSmart, Inc.	100,564	5,754,272
Ross Stores, Inc.	91,152	5,295,931
Urban Outfitters, Inc.*	141,299	4,113,214

		15,163,417

Textiles, Apparel & Luxury Goods—1.4%
PVH Corp.	120,831	10,793,833

Wireless Telecommunication Services—0.7%
Sprint Nextel Corp.*	1,898,409	5,410,466

Total Common Stocks (Cost $663,449,509)		752,052,597

Investment Company Securities—2.1%
iShares Russell Midcap Value Index Fund (Cost—$16,963,235)	353,000	16,989,890
Total Investment Company Securities (Cost $16,963,235)		16,989,890

MIST-86

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short-Term Investments—11.5%

Security Description	Shares/Par Amount	Value

Mutual Fund—6.9%
State Street Navigator Securities Lending Prime Portfolio (b)	54,515,710	$54,515,710

Repurchase Agreement—4.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $36,213,030 on 04/02/12, collateralized by $36,800,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of 36,938,000	$36,213,000	36,213,000

Total Short-Term Investments (Cost $90,728,710)		90,728,710

Total Investments—109.0% (Cost $771,141,454#)		859,771,197
Other assets and liabilities (net)—(9.0)%		(71,207,676)

Net Assets—100.0%		$788,563,521

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $771,141,454. The aggregate unrealized appreciation and depreciation of investments were $100,376,633 and $(11,746,890), respectively, resulting in net unrealized appreciation of $ 88,629,743 for income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $54,493,953 and the collateral received consisted of cash in the amount of $54,515,710 and non-cash collateral with a value of $913,215. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-87

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$752,052,597	$—	$—	$752,052,597
Total Investment Company Securities*	16,989,890	—	—	16,989,890
Short-Term Investments
Mutual Fund	54,515,710	—	—	54,515,710
Repurchase Agreement	—	36,213,000	—	36,213,000
Total Short-Term Investments	54,515,710	36,213,000	—	90,728,710
Total Investments	$823,558,197	$36,213,000	$—	$859,771,197

*	See Schedule of Investments for additional detailed categorizations.

MIST-88

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Australia—4.7%
Amcor, Ltd.	12,632,500	$97,380,079
Orica, Ltd.	1,635,400	47,396,811
Treasury Wine Estates, Ltd. (a)	2,052,866	8,723,273

		153,500,163

Canada—1.6%
Thomson Reuters Corp. (a)	1,810,700	52,354,091

France—8.2%
BNP Paribas S.A.	2,150,500	102,149,929
Danone S.A.	194,600	13,570,156
PPR	450,200	77,405,948
Publicis Groupe S.A. (a)	1,404,700	77,402,263

		270,528,296

Germany—8.3%
Allianz SE	769,200	91,925,798
Daimler AG (a)	1,858,900	112,070,931
SAP AG	990,800	69,189,363

		273,186,092

Ireland—2.3%
Bank of Ireland plc*	405,013,600	67,615,348
Experian plc	539,200	8,400,793

		76,016,141

Italy—3.8%
Fiat Industrial S.p.A.*	3,321,600	35,419,189
Intesa Sanpaolo S.p.A.	50,260,100	90,155,463

		125,574,652

Japan—20.4%
Canon, Inc.	2,112,300	100,724,813
Daiwa Securities Group, Inc. (a)	28,891,300	115,734,806
Honda Motor Co., Ltd. (a)	2,201,800	84,635,889
Meitec Corp.	908,000	18,436,480
Olympus Corp.*	1,256,600	20,550,194
Omron Corp. (a)	3,687,500	80,010,741
Rohm Co., Ltd.	1,775,700	87,720,409
Secom Co., Ltd. (a)	1,097,500	53,998,438
Toyota Motor Corp. (a)	2,599,100	113,170,373

		674,982,143

Mexico—0.4%
Grupo Televisa S.A.B. (ADR)	655,666	13,821,439

Netherlands—8.0%
Akzo Nobel N.V.	1,319,900	77,866,018
Heineken Holding N.V.	1,073,000	50,217,839
Koninklijke Ahold N.V.	2,914,300	40,374,654
Koninklijke Philips Electronics N.V.	4,755,800	96,385,818

		264,844,329

Spain—2.7%
Banco Santander S.A.	11,611,489	89,265,702

Security Description	Shares/Par Amount	Value

Sweden—2.2%
Assa Abloy AB - Class B	2,217,200	$69,726,939
Atlas Copco AB - B Shares	161,200	3,472,758

		73,199,697

Switzerland—20.0%
Adecco S.A.* (a)	2,029,800	106,284,591
Compagnie Financiere Richemont S.A. - Class A	835,600	52,465,812
Credit Suisse Group AG	4,959,900	141,307,458
Geberit AG*	89,000	18,627,945
Givaudan S.A.*	84,100	81,144,935
Holcim, Ltd.*	794,000	51,836,427
Kuehne & Nagel International AG (a)	599,100	80,995,007
Nestle S.A.	1,115,200	70,184,821
Novartis AG	829,800	45,957,996
Roche Holding AG (a)	65,500	11,403,990

		660,208,982

United Kingdom—15.1%
Diageo plc	2,927,600	70,493,693
G4S plc (a)	14,531,600	63,312,284
GlaxoSmithKline plc	447,900	10,001,764
Lloyds Banking Group plc*	172,898,500	92,974,893
Reed Elsevier plc	2,319,300	20,549,656
Schroders plc	3,303,200	83,501,469
Signet Jewelers, Ltd. (a)	771,492	36,476,142
Smiths Group plc	1,641,920	27,655,832
TESCO plc	10,930,000	57,680,162
Wolseley plc	923,800	35,206,251

		497,852,146

Total Common Stocks (Cost $3,107,770,718)		3,225,333,873

Short-Term Investments—14.8%

Mutual Fund—13.3%
State Street Navigator Securities Lending Prime Portfolio (b)	439,783,735	439,783,735

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $49,487,041 on 04/02/12, collateralized by $7,705,000 Federal Home Loan Bank at 1.375% due 05/28/14 with a value of $7,897,625; and $ 41,805,000 U.S. Treasury Notes at 1.250% due 03/15/14 with a value of $42,582,448.	$49,487,000	49,487,000

Total Short-Term Investments (Cost $489,270,735)		489,270,735

Total Investments—112.5% (Cost $3,597,041,453#)		3,714,604,608
Other assets and liabilities (net)—(12.5)%		(412,426,958)

Net Assets—100.0%		$3,302,177,650

MIST-89

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $3,597,041,453. The aggregate unrealized appreciation and depreciation of investments were $310,347,243 and $(192,784,088), respectively, resulting in net unrealized appreciation of $117,563,155 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $432,973,946 and the collateral received consisted of cash in the amount of $439,783,735 and non-cash collateral with a value of $13,991,235. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2012 (Unaudited)

% of Net Assets
Commercial Banks	13.4
Capital Markets	10.3
Automobiles	9.4
Chemicals	6.3
Media	5.0
Professional Services	4.0
Beverages	3.9
Industrial Conglomerates	3.8
Commercial Services & Supplies	3.6
Office Electronics	3.1

Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ Depreciation
6/20/2012	State Street Bank and Trust	3,600,000	AUD	$3,697,082	$3,422,556	$274,526
6/20/2012	State Street Bank and Trust	8,150,000	AUD	8,369,783	7,505,905	863,878
9/19/2012	State Street Bank and Trust	2,300,000,000	JPY	27,838,221	29,769,609	(1,931,388)
9/19/2012	State Street Bank and Trust	3,270,000,000	JPY	39,578,688	40,873,978	(1,295,290)
9/19/2012	State Street Bank and Trust	6,430,000,000	JPY	77,825,983	82,967,742	(5,141,759)

Net Unrealized Depreciation						$(7,230,033)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/20/2012	State Street Bank and Trust	81,200,000	AUD	$83,389,743	$80,761,520	$(2,628,223)
6/20/2012	State Street Bank and Trust	15,200,000	AUD	15,609,903	16,182,984	573,081
12/19/2012	State Street Bank and Trust	236,000,000	CHF	262,438,036	259,309,314	(3,128,722)
9/19/2012	State Street Bank and Trust	30,380,000,000	JPY	367,706,590	398,949,442	31,242,852
9/19/2012	State Street Bank and Trust	2,300,000,000	JPY	27,838,221	30,129,557	2,291,336
9/19/2012	State Street Bank and Trust	1,900,000,000	JPY	22,996,791	25,045,807	2,049,016
9/19/2012	State Street Bank and Trust	103,500,000	SEK	15,545,140	14,841,902	(703,238)

Net Unrealized Appreciation						$29,696,102

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona

MIST-90

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$153,500,163	$—	$153,500,163
Canada	52,354,091	—	—	52,354,091
France	—	270,528,296	—	270,528,296
Germany	—	273,186,092	—	273,186,092
Ireland	—	76,016,141	—	76,016,141
Italy	—	125,574,652	—	125,574,652
Japan	—	674,982,143	—	674,982,143
Mexico	13,821,439	—	—	13,821,439
Netherlands	—	264,844,329	—	264,844,329
Spain	—	89,265,702	—	89,265,702
Sweden	—	73,199,697	—	73,199,697
Switzerland	—	660,208,982	—	660,208,982
United Kingdom	36,476,142	461,376,004	—	497,852,146
Total Common Stocks	102,651,672	3,122,682,201	—	3,225,333,873
Short-Term Investments
Mutual Fund	439,783,735	—	—	439,783,735
Repurchase Agreement	—	49,487,000	—	49,487,000
Total Short-Term Investments	439,783,735	49,487,000	—	489,270,735
Total Investments	$542,435,407	$3,172,169,201	$—	$3,714,604,608

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$37,294,689	$—	$37,294,689
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(14,828,620)	—	(14,828,620)
Total Forward Contracts	$—	$22,466,069	$—	$22,466,069

**	Derivative instruments such as forwards contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-91

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Hexcel Corp.*	521,631	$12,524,360
TransDigm Group, Inc.*	273,919	31,708,864

		44,233,224

Air Freight & Logistics—1.6%
Forward Air Corp. (a)	321,436	11,787,058
HUB Group, Inc. - Class A* (a)	372,597	13,424,670

		25,211,728

Auto Components—1.3%
Tenneco, Inc.* (a)	273,960	10,177,614
TRW Automotive Holdings Corp.*	223,887	10,399,551

		20,577,165

Biotechnology—3.8%
Acorda Therapeutics, Inc.*	288,195	7,651,577
BioMarin Pharmaceutical, Inc.* (a)	449,249	15,386,778
Incyte Corp., Ltd.* (a)	765,381	14,771,854
Myriad Genetics, Inc.*	506,055	11,973,261
United Therapeutics Corp.*	234,185	11,037,139

		60,820,609

Building Products—0.7%
AO Smith Corp. (a)	261,000	11,731,950

Capital Markets—1.7%
Affiliated Managers Group, Inc.*	133,208	14,893,987
Greenhill & Co., Inc. (a)	124,665	5,440,381
Stifel Financial Corp.*	199,672	7,555,588

		27,889,956

Chemicals—1.9%
Intrepid Potash, Inc.* (a)	304,160	7,400,213
Olin Corp. (a)	558,590	12,149,332
Rockwood Holdings, Inc.*	209,578	10,929,493

		30,479,038

Commercial Banks—1.6%
Huntington Bancshares, Inc.	1,439,389	9,284,059
SVB Financial Group* (a)	247,674	15,935,345

		25,219,404

Commercial Services & Supplies—1.8%
Corrections Corp. of America* (a)	554,422	15,141,265
Tetra Tech, Inc.* (a)	521,372	13,743,366

		28,884,631

Communications Equipment—2.4%
Ciena Corp.* (a)	444,701	7,199,709
Finisar Corp.* (a)	479,246	9,656,807
NETGEAR, Inc.* (a)	320,302	12,235,536
Polycom, Inc.* (a)	497,707	9,491,273

		38,583,325

Security Description	Shares	Value

Containers & Packaging—0.6%
Greif, Inc. - Class A	186,622	$10,435,902

Distributors—0.8%
Pool Corp. (a)	359,660	13,458,477

Electric Utilities—0.8%
ITC Holdings Corp. (a)	162,467	12,500,211

Electrical Equipment—0.8%
Acuity Brands, Inc.	198,487	12,470,938

Electronic Equipment, Instruments & Components—3.1%
Cognex Corp.	274,845	11,642,434
Littelfuse, Inc. (a)	212,175	13,303,373
National Instruments Corp.	438,212	12,497,806
SYNNEX Corp.* (a)	314,593	11,998,577

		49,442,190

Energy Equipment & Services—4.1%
Atwood Oceanics, Inc.* (a)	248,088	11,136,670
Dresser-Rand Group, Inc.*	241,985	11,225,684
Dril-Quip, Inc.* (a)	180,314	11,724,016
FMC Technologies, Inc.*	249,386	12,574,042
Lufkin Industries, Inc. (a)	150,547	12,141,616
Patterson-UTI Energy, Inc.	421,069	7,280,283

		66,082,311

Food & Staples Retailing—0.6%
Harris Teeter Supermarkets, Inc.	246,130	9,869,813

Food Products—1.9%
B&G Foods, Inc. (a)	571,297	12,859,895
Diamond Foods, Inc.	186,264	4,250,545
Lancaster Colony Corp. (a)	197,322	13,114,020

		30,224,460

Health Care Equipment & Supplies—4.6%
Insulet Corp.* (a)	390,007	7,464,734
Masimo Corp.* (a)	433,361	10,131,980
Meridian Bioscience, Inc. (a)	340,629	6,601,390
Sirona Dental Systems, Inc.*	247,463	12,754,243
STERIS Corp. (a)	354,634	11,213,527
Zoll Medical Corp.* (a)	279,295	25,871,096

		74,036,970

Health Care Providers & Services—4.7%
Centene Corp.* (a)	336,137	16,460,629
Chemed Corp. (a)	208,961	13,097,675
Health Management Associates, Inc. - Class A*	1,019,976	6,854,239
HMS Holdings Corp.* (a)	325,180	10,148,868
Mednax, Inc.* (a)	149,678	11,131,553
PSS World Medical, Inc.* (a)	387,213	9,811,977
VCA Antech, Inc.* (a)	343,279	7,967,506

		75,472,447

MIST-92

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.6%
Quality Systems, Inc. (a)	212,689	$9,300,890

Hotels, Restaurants & Leisure—4.5%
Choice Hotels International, Inc. (a)	244,417	9,126,531
Darden Restaurants, Inc. (a)	210,355	10,761,762
Domino’s Pizza, Inc. (a)	323,797	11,753,831
Jack in the Box, Inc.* (a)	436,892	10,472,301
Life Time Fitness, Inc.* (a)	302,277	15,286,148
Penn National Gaming, Inc.* (a)	360,426	15,491,109

		72,891,682

Household Durables—0.8%
Ryland Group, Inc. (The) (a)	642,136	12,380,382

Insurance—1.5%
Brown & Brown, Inc.	511,592	12,165,658
ProAssurance Corp.	137,839	12,144,994

		24,310,652

Internet Software & Services—2.4%
Ancestry.com, Inc.* (a)	247,278	5,623,102
DealerTrack Holdings, Inc.*	396,010	11,983,262
ValueClick, Inc.* (a)	797,662	15,745,848
WebMD Health Corp.*	178,519	4,566,516

		37,918,728

IT Services—1.0%
Alliance Data Systems Corp.* (a)	128,600	16,198,456

Life Sciences Tools & Services—2.1%
PAREXEL International Corp.* (a)	513,472	13,848,340
PerkinElmer, Inc.	388,512	10,746,242
Techne Corp.	129,703	9,092,180

		33,686,762

Machinery—5.1%
Crane Co.	246,515	11,955,978
Kennametal, Inc.	267,419	11,908,168
Lincoln Electric Holdings, Inc.	305,507	13,845,577
Lindsay Corp. (a)	178,854	11,852,655
WABCO Holdings, Inc.*	249,603	15,095,989
Wabtec Corp.	234,309	17,659,869

		82,318,236

Metals & Mining—1.2%
Allied Nevada Gold Corp.* (a)	117,086	3,808,808
Carpenter Technology Corp.	230,295	12,028,308
Detour Gold Corp.*	139,590	3,480,478

		19,317,594

Oil, Gas & Consumable Fuels—2.9%
Berry Petroleum Co. - Class A (a)	262,908	12,390,854
Energen Corp.	207,866	10,216,614
James River Coal Co.* (a)	843,410	4,318,259
Oasis Petroleum, Inc.*	366,487	11,298,794
Resolute Energy Corp.* (a)	798,893	9,091,403

		47,315,924

Security Description	Shares	Value

Personal Products—1.2%
Nu Skin Enterprises, Inc. - Class A (a)	335,453	$19,426,083

Pharmaceuticals—1.0%
Salix Pharmaceuticals, Ltd.* (a)	306,032	16,066,680

Professional Services—1.0%
CoStar Group, Inc.* (a)	240,233	16,588,089

Real Estate Investment Trusts—0.7%
Colonial Properties Trust (a)	550,300	11,958,019

Semiconductors & Semiconductor Equipment—7.4%
Cavium, Inc.* (a)	365,240	11,300,526
Cymer, Inc.* (a)	231,388	11,569,400
Hittite Microwave Corp.* (a)	213,794	11,611,152
Microsemi Corp.*	559,929	12,004,878
MKS Instruments, Inc. (a)	374,375	11,055,294
PMC - Sierra, Inc.* (a)	1,584,536	11,456,195
Power Integrations, Inc. (a)	331,600	12,308,992
Semtech Corp.* (a)	426,491	12,137,934
Teradyne, Inc.* (a)	723,272	12,216,064
Volterra Semiconductor Corp.* (a)	401,061	13,802,514

		119,462,949

Software—11.5%
ANSYS, Inc.*	203,079	13,204,197
Aspen Technology, Inc.* (a)	730,896	15,005,295
BroadSoft, Inc.* (a)	355,799	13,609,312
CommVault Systems, Inc.*	332,969	16,528,581
Fair Isaac Corp. (a)	331,332	14,545,475
Informatica Corp.*	375,812	19,880,455
Interactive Intelligence Group, Inc.* (a)	289,135	8,821,509
Manhattan Associates, Inc.* (a)	337,927	16,061,670
MICROS Systems, Inc.*	276,015	15,260,869
MicroStrategy, Inc. - Class A*	5,720	800,800
Parametric Technology Corp.*	424,232	11,853,042
Quest Software, Inc.* (a)	493,691	11,488,190
SolarWinds, Inc.*	508,112	19,638,529
Websense, Inc.* (a)	433,006	9,132,096

		185,830,020

Specialty Retail—6.8%
Dick’s Sporting Goods, Inc.	288,169	13,855,165
DSW, Inc. - Class A (a)	225,209	12,334,697
Foot Locker, Inc.	452,378	14,046,337
GameStop Corp. - Class A (a)	402,842	8,798,069
Group 1 Automotive, Inc. (a)	217,992	12,244,611
Monro Muffler Brake, Inc. (a)	281,022	11,659,603
Tractor Supply Co.	146,962	13,308,879
Urban Outfitters, Inc.*	389,469	11,337,443
Vitamin Shoppe, Inc.* (a)	286,034	12,645,563

		110,230,367

Textiles, Apparel & Luxury Goods—3.5%
Maidenform Brands, Inc.* (a)	425,427	9,576,362
Michael Kors Holdings, Ltd.*	322,256	15,013,907
Steven Madden, Ltd.* (a)	370,476	15,837,849
Under Armour, Inc. - Class A* (a)	168,067	15,798,298

		56,226,416

MIST-93

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Trading Companies & Distributors—1.6%
Watsco, Inc. (a)	174,532	$12,922,349
WESCO International, Inc.* (a)	203,986	13,322,326

		26,244,675

Wireless Telecommunication Services—0.9%
SBA Communications Corp. - Class A* (a)	285,836	14,523,327

Total Common Stocks (Cost $1,248,108,713)		1,599,820,680

Short-Term Investments—26.2%

Mutual Fund—25.6%
State Street Navigator Securities Lending Prime Portfolio (b)	412,240,871	412,240,871

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $9,003,008 on 04/02/12, collateralized by $8,705,000 U.S. Treasury Notes at 2.625% due 06/30/14 with a value of $9,183,775	$9,003,000	9,003,000

Total Short-Term Investments (Cost $421,243,871)		421,243,871

Total Investments—125.4% (Cost $1,669,352,584#)		2,021,064,551
Other assets and liabilities (net)—(25.4)%		(408,890,474)

Net Assets—100.0%		$1,612,174,077

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,669,352,584. The aggregate unrealized appreciation and depreciation of investments were $392,489,076 and $(40,777,109), respectively, resulting in net unrealized appreciation of $351,711,967 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $414,191,820 and the collateral received consisted of cash in the amount of $412,240,871 and non-cash collateral with a value of $14,081,844. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-94

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,599,820,680	$—	$—	$1,599,820,680
Short-Term Investments
Mutual Fund	412,240,871	—	—	412,240,871
Repurchase Agreement	—	9,003,000	—	9,003,000
Total Short-Term Investments	412,240,871	9,003,000	—	421,243,871
Total Investments	$2,012,061,551	$9,003,000	$—	$2,021,064,551

*	See Schedule of Investments for additional detailed categorizations.

MIST-95

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Precision Castparts Corp.	268,275	$46,384,748

Air Freight & Logistics—5.2%
C.H. Robinson Worldwide, Inc. (a)	528,450	34,608,190
United Parcel Service, Inc. - Class B	791,240	63,868,893

		98,477,083

Automobiles—2.1%
Ford Motor Co. (a)	3,116,485	38,924,898

Beverages—2.1%
Anheuser-Busch InBev N.V.	271,272	19,766,986
Pernod-Ricard S.A.	182,378	19,066,710

		38,833,696

Biotechnology—8.9%
Celgene Corp.*	1,839,216	142,576,024
Vertex Pharmaceuticals, Inc.*	605,475	24,830,530

		167,406,554

Commercial Banks—1.5%
Standard Chartered plc	1,172,533	29,238,629

Commercial Services & Supplies—1.6%
Iron Mountain, Inc. (a)	1,063,525	30,629,520

Computers & Peripherals—17.6%
Apple, Inc.*	417,493	250,274,529
EMC Corp.*	2,679,805	80,072,573

		330,347,102

Electronic Equipment, Instruments & Components—3.4%
Amphenol Corp. - Class A	398,715	23,831,196
TE Connectivity, Ltd.	1,088,095	39,987,491

		63,818,687

Health Care Providers & Services—8.9%
Express Scripts, Inc.* (a)	992,880	53,794,238
Medco Health Solutions, Inc.*	1,606,369	112,927,741

		166,721,979

Hotels, Restaurants & Leisure—2.1%
MGM Resorts International*	2,841,027	38,694,788

Insurance—3.4%
AIA Group, Ltd.	7,979,800	29,221,686
Prudential plc	2,923,614	34,974,424

		64,196,110

Internet & Catalog Retail—0.8%
Amazon.com, Inc.*	71,995	14,579,707

Internet Software & Services—8.2%
eBay, Inc.*	4,158,775	153,417,210

Security Description	Shares/Par Amount	Value

IT Services—1.0%
Mastercard, Inc. - Class A	45,750	$19,239,705

Machinery—4.7%
FANUC Corp. (a)	488,200	87,743,349

Media—4.1%
News Corp. - Class A	3,932,815	77,437,127

Metals & Mining—3.3%
Ivanhoe Mines, Ltd.* (a)	3,902,851	61,430,875

Software—6.0%
Microsoft Corp.	2,086,485	67,289,141
Oracle Corp.	1,577,101	45,988,265

		113,277,406

Specialty Retail—4.0%
Limited Brands, Inc.	1,585,510	76,104,480

Textiles, Apparel & Luxury Goods—4.6%
Compagnie Financiere Richemont S.A. - Class A	699,013	43,889,762
NIKE, Inc. - Class B	250,380	27,151,207
Prada S.p.A.* (a)	2,350,500	15,292,669

		86,333,638

Wireless Telecommunication Services—2.7%
Crown Castle International Corp.* (a)	964,250	51,433,095

Total Common Stocks (Cost $1,358,262,275)		1,854,670,386

Short-Term Investments—14.3%

Mutual Fund—12.8%
State Street Navigator Securities Lending Prime Portfolio (b)	241,618,113	241,618,113

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $28,275,024 on 04/02/12, collateralized by $28,735,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $28,842,756	$28,275,000	28,275,000

Total Short-Term Investments (Cost $269,893,113)		269,893,113

Total Investments—113.0% (Cost $1,628,155,388#)		2,124,563,499
Other assets and liabilities (net)—(13.0)%		(245,122,229)

Net Assets—100.0%		$1,879,441,270

MIST-96

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,628,155,388. The aggregate unrealized appreciation and depreciation of investments were $516,209,897 and $(19,801,786), respectively, resulting in net unrealized appreciation of $496,408,111 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012 the market value of securities loaned was $249,806,712 and the collateral received consisted of cash in the amount of $241,618,113 and non-cash collateral with a value of $15,189,682. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-97

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$46,384,748	$—	$—	$46,384,748
Air Freight & Logistics	98,477,083	—	—	98,477,083
Automobiles	38,924,898	—	—	38,924,898
Beverages	—	38,833,696	—	38,833,696
Biotechnology	167,406,554	—	—	167,406,554
Commercial Banks	—	29,238,629	—	29,238,629
Commercial Services & Supplies	30,629,520	—	—	30,629,520
Computers & Peripherals	330,347,102	—	—	330,347,102
Electronic Equipment, Instruments & Components	63,818,687	—	—	63,818,687
Health Care Providers & Services	166,721,979	—	—	166,721,979
Hotels, Restaurants & Leisure	38,694,788	—	—	38,694,788
Insurance	—	64,196,110	—	64,196,110
Internet & Catalog Retail	14,579,707	—	—	14,579,707
Internet Software & Services	153,417,210	—	—	153,417,210
IT Services	19,239,705	—	—	19,239,705
Machinery	—	87,743,349	—	87,743,349
Media	77,437,127	—	—	77,437,127
Metals & Mining	61,430,875	—	—	61,430,875
Software	113,277,406	—	—	113,277,406
Specialty Retail	76,104,480	—	—	76,104,480
Textiles, Apparel & Luxury Goods	27,151,207	59,182,431	—	86,333,638
Wireless Telecommunication Services	51,433,095	—	—	51,433,095
Total Common Stocks	1,575,476,171	279,194,215	—	1,854,670,386
Short-Term Investments
Mutual Fund	241,618,113	—	—	241,618,113
Repurchase Agreement	—	28,275,000	—	28,275,000
Total Short-Term Investments	241,618,113	28,275,000	—	269,893,113
Total Investments	$1,817,094,284	$307,469,215	$—	$2,124,563,499

MIST-98

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
BE Aerospace, Inc.*	91,500	$4,252,005
Rockwell Collins, Inc.	134,300	7,730,308

		11,982,313

Auto Components—1.5%
Lear Corp.	127,400	5,922,826

Beverages—2.6%
Molson Coors Brewing Co. - Class B	229,400	10,380,350

Biotechnology—0.6%
Vertex Pharmaceuticals, Inc.*	55,000	2,255,550

Capital Markets—4.7%
Ameriprise Financial, Inc.	139,800	7,986,774
Invesco, Ltd.	327,500	8,734,425
Janus Capital Group, Inc. (a)	239,100	2,130,381

		18,851,580

Chemicals—2.5%
Eastman Chemical Co.	193,400	9,996,846

Commercial Banks—3.2%
Fifth Third Bancorp.	527,400	7,409,970
Signature Bank* (a)	83,600	5,270,144

		12,680,114

Commercial Services & Supplies—1.8%
Corrections Corp. of America* (a)	264,400	7,220,764

Communications Equipment—0.9%
Polycom, Inc.*	183,200	3,493,624

Computers & Peripherals—3.5%
Lexmark International, Inc. - Class A	178,100	5,920,044
NetApp, Inc.*	182,400	8,166,048

		14,086,092

Containers & Packaging—2.1%
Ball Corp.	195,900	8,400,192

Diversified Consumer Services—0.7%
DeVry, Inc.	76,900	2,604,603

Energy Equipment & Services—3.9%
Cameron International Corp.*	148,900	7,866,387
Rowan Cos., Inc.*	228,800	7,534,384

		15,400,771

Food Products—1.5%
Ralcorp Holdings, Inc.*	83,200	6,164,288

Health Care Equipment & Supplies—3.0%
CareFusion Corp.*	199,600	5,175,628
Zimmer Holdings, Inc.	106,000	6,813,680

		11,989,308

Security Description	Shares	Value

Health Care Providers & Services—3.7%
Aetna, Inc.	157,100	$7,880,136
AMERIGROUP Corp.*	42,500	2,859,400
Henry Schein, Inc.*	53,600	4,056,448

		14,795,984

Hotels, Restaurants & Leisure—2.2%
Darden Restaurants, Inc. (a)	114,200	5,842,472
Marriott International, Inc. - Class A	72,800	2,755,480

		8,597,952

Household Durables—1.5%
Newell Rubbermaid, Inc.	324,800	5,784,688

Household Products—1.5%
Energizer Holdings, Inc.*	78,000	5,786,040

Insurance—2.1%
PartnerRe, Ltd.	63,900	4,338,171
Willis Group Holdings plc	113,800	3,980,724

		8,318,895

IT Services—3.6%
Amdocs, Ltd.*	192,400	6,075,992
Fidelity National Information Services, Inc.	156,600	5,186,592
Vantiv, Inc. - Class A*	149,600	2,936,648

		14,199,232

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	177,600	7,904,976

Machinery—5.4%
Dover Corp.	125,000	7,867,500
Parker Hannifin Corp.	89,100	7,533,405
SPX Corp.	77,500	6,008,575

		21,409,480

Media—1.1%
Interpublic Group of Cos., Inc. (The)	383,500	4,375,735

Metals & Mining—1.9%
Cliffs Natural Resources, Inc.	48,400	3,352,184
Compass Minerals International, Inc. (a)	39,000	2,797,860
Walter Energy, Inc.	25,800	1,527,618

		7,677,662

Multiline Retail—4.9%
Big Lots, Inc.*	169,500	7,291,890
Macy’s, Inc.	302,700	12,026,271

		19,318,161

Oil, Gas & Consumable Fuels—2.9%
Energen Corp.	9,000	442,350
Marathon Petroleum Corp.	71,100	3,082,896
Noble Energy, Inc.	49,700	4,859,666
Rosetta Resources, Inc.*	62,500	3,047,500

		11,432,412

MIST-99

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Pharmaceuticals—1.1%
Medicis Pharmaceutical Corp. - Class A (a)	113,000	$4,247,670

Professional Services—0.9%
Equifax, Inc.	79,500	3,518,670

Real Estate Investment Trusts—4.7%
Duke Realty Corp. (a)	357,000	5,119,380
Kilroy Realty Corp. (a)	130,000	6,059,300
LaSalle Hotel Properties (a)	113,400	3,191,076
Macerich Co. (The)	71,900	4,152,225

		18,521,981

Real Estate Management & Development—0.8%
CBRE Group, Inc. - Class A*	164,400	3,281,424

Semiconductors & Semiconductor Equipment—4.6%
Analog Devices, Inc.	99,200	4,007,680
Marvell Technology Group, Ltd.*	389,000	6,118,970
Xilinx, Inc.	227,600	8,291,468

		18,418,118

Software—7.9%
Autodesk, Inc.*	202,600	8,574,032
BMC Software, Inc.*	159,500	6,405,520
Intuit, Inc.	113,500	6,824,755
Quest Software, Inc.* (a)	170,900	3,976,843
Symantec Corp.*	294,700	5,510,890

		31,292,040

Specialty Retail—7.0%
ANN, Inc.* (a)	99,200	2,841,088
AutoZone, Inc.*	31,765	11,810,227
Ross Stores, Inc.	228,600	13,281,660

		27,932,975

Total Common Stocks (Cost $345,805,543)		378,243,316

Preferred Stocks—1.6%

Transportation Infrastructure—1.6%
Better Place LLC, Series B* (b) (Cost $3,539,700)	1,415,880	6,428,095

Short-Term Investments—8.3%
Security Description	Shares/Par Amount	Value

Mutual Fund—5.9%
State Street Navigator Securities Lending Prime Portfolio (c)	23,580,171	$23,580,171

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $9,430,008 on 04/02/12, collateralized by $9,120,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $9,621,600.	$9,430,000	9,430,000

Total Short-Term Investments (Cost $33,010,171)		33,010,171

Total Investments—105.2% (Cost $382,355,414#)		417,681,582
Other assets and liabilities (net)—(5.2)%		(20,758,875)

Net Assets—100.0%		$396,922,707

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $382,355,414. The aggregate unrealized appreciation and depreciation of investments were $40,869,416 and $(5,543,248), respectively, resulting in net unrealized appreciation of $35,326,168 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $23,059,088 and the collateral received consisted of cash in the amount of $23,580,171. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.

MIST-100

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$378,243,316	$—	$—	$378,243,316
Total Preferred Stocks*	—	—	6,428,095	6,428,095
Short-Term Investments
Mutual Fund	23,580,171	—	—	23,580,171
Repurchase Agreement	—	9,430,000	—	9,430,000
Total Short-Term Investments	23,580,171	9,430,000	—	33,010,171
Total Investments	$401,823,487	$9,430,000	$6,428,095	$417,681,582

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation)	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2012
Preferred Stock
Transportation Infrastructure	$6,428,095	$—	$6,428,095	$—

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range				Weighted Average	Relationship Between Fair Value and Input; if input value increases then:
Preferred Stocks
Transportation Infrastructure	$6,428,095	Discounted cash flow	Weighted average cost of capital	18%		23%		20%	fair value would decrease
			Long-term revenue growth rate	N	A	N	A	75%	fair value would increase
			Long-term pretax operating margin	N	A	N	A	34%	fair value would increase

MIST-101

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
L-3 Communications Holdings, Inc.	329,800	$23,339,946

Biotechnology—17.9%
Amgen, Inc.	990,700	67,357,693
Biogen Idec, Inc.*	987,700	124,420,569
BioMimetic Therapeutics, Inc.* (a)	229,340	566,470
Human Genome Sciences, Inc.* (a)	635,770	5,238,745
ImmunoGen, Inc.* (a)	192,900	2,775,831
Isis Pharmaceuticals, Inc.* (a)	188,435	1,652,575
Vertex Pharmaceuticals, Inc.*	425,172	17,436,303

		219,448,186

Communications Equipment—0.1%
Arris Group, Inc.* (a)	122,915	1,388,940

Computers & Peripherals—5.3%
SanDisk Corp.*	695,090	34,469,513
Seagate Technology plc	1,113,300	30,003,435

		64,472,948

Construction & Engineering—1.1%
Fluor Corp.	234,910	14,103,996

Electronic Equipment, Instruments & Components—2.5%
Dolby Laboratories, Inc. - Class A* (a)	230,000	8,753,800
TE Connectivity, Ltd.	589,325	21,657,694

		30,411,494

Energy Equipment & Services—10.7%
Core Laboratories N.V. (a)	350,000	46,049,500
National Oilwell Varco, Inc.	417,778	33,200,818
Weatherford International, Ltd.*	3,472,500	52,400,025

		131,650,343

Health Care Equipment & Supplies—2.5%
Covidien plc	549,825	30,064,431

Health Care Providers & Services—9.3%
UnitedHealth Group, Inc.	1,939,700	114,325,918

Industrial Conglomerates—2.9%
Tyco International, Ltd.	639,325	35,917,279

Internet & Catalog Retail—1.3%
Liberty Interactive Corp. - Class A*	854,200	16,306,678

Machinery—2.5%
Pall Corp.	510,000	30,411,300

Media—16.1%
AMC Networks, Inc. - Class A* (a)	378,125	16,875,719
Cablevision Systems Corp. - Class A (a)	1,512,500	22,203,500
CBS Corp. - Class B	162,600	5,513,766
Comcast Corp. - Class A	392,000	11,763,920
Comcast Corp. - Special Class A	2,315,600	68,333,356
DIRECTV - Class A*	485,575	23,958,270
Liberty Global, Inc. - Class A*	139,200	6,971,136

Security Description	Shares/Par Amount	Value

Media—(Continued)
Liberty Media Corp. - Liberty Capital - Class A*	223,898	$19,736,609
Madison Square Garden Co. (The) - Class A*	412,850	14,119,470
Viacom, Inc. - Class B	159,900	7,588,854

		197,064,600

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc.	348,700	13,264,548
Nucor Corp.	126,500	5,433,175

		18,697,723

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.	1,184,960	92,829,766

Pharmaceuticals—6.8%
Forest Laboratories, Inc.*	1,326,200	46,005,878
Teva Pharmaceutical Industries, Ltd. (ADR)	144,600	6,515,676
Valeant Pharmaceuticals International, Inc.*	586,870	31,509,050

		84,030,604

Semiconductors & Semiconductor Equipment—5.6%
Broadcom Corp. - Class A*	872,445	34,287,089
Cree, Inc.* (a)	475,400	15,036,902
Intel Corp.	579,648	16,293,905
Standard Microsystems Corp.* (a)	137,800	3,564,886

		69,182,782

Software—3.1%
Advent Software, Inc.* (a)	8,700	222,720
Autodesk, Inc.*	407,500	17,245,400
Citrix Systems, Inc.*	264,300	20,855,913

		38,324,033

Specialty Retail—0.1%
Charming Shoppes, Inc.* (a)	177,100	1,044,890

Total Common Stocks (Cost $930,850,079)		1,213,015,857

Short-Term Investments—7.6%

Mutual Funds—6.3%
State Street Navigator Securities Lending Prime Portfolio (b)	77,505,995	77,505,995

Repurchase Agreements—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $15,848,013 on 04/02/12 collateralized by $16,125,000 Federal Home Loan Bank at 0.360% due 05/16/13 with a value of $16,165,313	$15,848,000	15,848,000

Total Short-Term Investments (Cost $93,353,995)		93,353,995

MIST-102

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Value

Total Investments—106.4% (Cost $1,024,204,074#)	$1,306,369,852
Other assets and liabilities (net)—(6.4)%	(78,694,255)

Net Assets—100.0%	$1,227,675,597

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,024,204,074. The aggregate unrealized appreciation and depreciation of investments were $328,099,875 and $(45,934,097), respectively, resulting in net unrealized appreciation of $282,165,778 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012 the market value of securities loaned was $76,696,875 and the collateral received consisted of cash in the amount of $77,505,995. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-103

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,213,015,857	$—	$—	$1,213,015,857
Short-Term Investments
Mutual Fund	77,505,995	—	—	77,505,995
Repurchase Agreement	—	15,848,000	—	15,848,000
Total Short-Term Investments	77,505,995	15,848,000	—	93,353,995
Total Investments	$1,290,521,852	$15,848,000	$—	$1,306,369,852

*	See Schedule of Investments for additional detailed categorizations.

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—67.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Embraer S.A. (ADR) (a)	177,295	$5,669,894
Precision Castparts Corp.	16,212	2,803,055

		8,472,949

Beverages—5.6%
Anheuser-Busch InBev N.V.	102,483	7,467,708
Coca-Cola Enterprises, Inc.	192,852	5,515,567
Diageo plc	291,062	7,008,483
PepsiCo, Inc.	61,205	4,060,952

		24,052,710

Biotechnology—0.8%
Vertex Pharmaceuticals, Inc.*	86,480	3,546,545

Chemicals—2.3%
LG Chem, Ltd.	10,649	3,482,295
Praxair, Inc. (a)	57,098	6,545,715

		10,028,010

Commercial Banks—4.8%
Banco Santander Chile (ADR)	66,050	5,686,244
PNC Financial Services Group, Inc.	114,184	7,363,726
Standard Chartered plc	302,446	7,541,883

		20,591,853

Communications Equipment—1.2%
QUALCOMM, Inc.	75,908	5,163,262

Computers & Peripherals—2.9%
Apple, Inc.*	21,200	12,708,764

Consumer Finance—1.6%
American Express Co.	118,492	6,855,947

Diversified Financial Services—1.3%
Citigroup, Inc.	149,373	5,459,583

Diversified Telecommunication Services—2.1%
AT&T, Inc.	128,377	4,009,214
CenturyLink, Inc. (a)	126,964	4,907,158

		8,916,372

Energy Equipment & Services—4.5%
FMC Technologies, Inc.* (a)	123,848	6,244,416
National Oilwell Varco, Inc. (a)	89,725	7,130,446
Schlumberger, Ltd.	86,476	6,047,267

		19,422,129

Food & Staples Retailing—1.0%
CVS Caremark Corp.	94,883	4,250,758

Health Care Equipment & Supplies—0.9%
Elekta AB - B Shares	75,041	3,799,603

Hotels, Restaurants & Leisure—1.1%
Arcos Dorados Holdings, Inc. (a)	259,590	4,695,983

Security Description	Shares	Value

Independent Power Producers & Energy Traders—1.4%
Calpine Corp.* (a)	345,875	$5,952,509

Industrial Conglomerates—0.9%
Siemens AG	38,407	3,876,519

Insurance—1.3%
ACE, Ltd. (a)	75,109	5,497,979

Internet & Catalog Retail—2.1%
Priceline.com, Inc.*	12,546	9,001,755

Internet Software & Services—4.6%
Baidu, Inc. (ADR)*	61,501	8,965,001
Google, Inc. - Class A*	11,338	7,270,379
Mail.ru Group, Ltd. (GDR) (144A)*	87,064	3,397,568

		19,632,948

Machinery—4.2%
Atlas Copco AB - A Shares (a)	220,172	5,325,447
Caterpillar, Inc.	64,221	6,840,821
FANUC Corp. (a)	33,600	6,038,870

		18,205,138

Metals & Mining—0.9%
Antofagasta plc	199,997	3,694,761

Multiline Retail—1.2%
S.A.C.I. Falabella	544,469	5,265,280

Oil, Gas & Consumable Fuels—1.2%
Royal Dutch Shell plc (ADR)	76,575	5,370,205

Personal Products—1.2%
Natura Cosmeticos S.A.	233,493	5,078,020

Pharmaceuticals—4.3%
Genomma Lab Internacional S.A.B. de C.V. - Class B*	2,290,968	4,190,206
Novo Nordisk A.S. - Class B (a)	56,817	7,880,124
Sanofi	78,022	6,048,870
Valeant Pharmaceuticals International, Inc.*	9,742	523,048

		18,642,248

Real Estate Management & Development—1.7%
Hang Lung Properties, Ltd.	652,000	2,396,657
Jones Lang LaSalle, Inc. (a)	61,482	5,122,065

		7,518,722

Semiconductors & Semiconductor Equipment—0.6%
Texas Instruments, Inc.	83,918	2,820,484

Software—3.2%
Microsoft Corp.	169,669	5,471,825
Oracle Corp.	152,768	4,454,715
VMware, Inc. - Class A* (a)	32,647	3,668,544

		13,595,084

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Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Specialty Retail—1.4%
CIA Hering	229,800	$5,935,561

Textiles, Apparel & Luxury Goods—0.7%
Burberry Group plc	131,425	3,144,748

Tobacco—1.3%
British American Tobacco plc	109,838	5,546,898

Trading Companies & Distributors—0.7%
Mills Estruturas e Servicos de Engenharia S.A.	225,500	2,878,277

Wireless Telecommunication Services—2.1%
China Mobile, Ltd.	275,000	3,028,876
Vodafone Group plc	2,182,575	6,026,371

		9,055,247

Total Common Stocks (Cost $238,891,545)		288,676,851

Domestic Bonds & Debt Securities—13.8%

Aerospace & Defense—0.1%
Textron, Inc. 3.875%, 03/11/13 (EUR)	250,000	338,893

Airlines—0.7%
Delta Air Lines 2007-1 Pass Through Trust Class B 8.021%, 08/10/22	1,440,303	1,467,236
Class C
8.954%, 08/10/14	1,396,529	1,394,713

		2,861,949

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The) 7.000%, 05/15/22 (a)	225,000	219,938
7.000%, 03/15/28	1,228,000	1,163,530

		1,383,468

Automobiles—1.9%
Ford Motor Co. 6.625%, 10/01/28	5,750,000	6,412,492
7.450%, 07/16/31 (a)	1,465,000	1,798,287

		8,210,779

Building Products—0.4%
Masco Corp. 7.750%, 08/01/29	200,000	206,781
6.500%, 08/15/32	25,000	23,605
USG Corp. 6.300%, 11/15/16	195,000	183,300
9.750%, 01/15/18	1,495,000	1,491,262

		1,904,948

Security Description	Par Amount†	Value

Capital Markets—1.3%
Goldman Sachs Group, Inc. (The) 6.750%, 10/01/37	825,000	$808,497
6.875%, 01/18/38 (GBP)	100,000	143,557
Jefferies Group, Inc. 5.125%, 04/13/18	100,000	98,000
6.450%, 06/08/27	5,000	4,975
6.250%, 01/15/36	115,000	104,937
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	200,000	210,775
6.110%, 01/29/37	1,500,000	1,432,131
Morgan Stanley 5.375%, 11/14/13 (GBP)	240,000	393,750
5.750%, 01/25/21	1,600,000	1,573,530
Series GMTN 7.625%, 03/03/16 (AUD)	500,000	525,727
Series MTN 7.250%, 05/26/15 (AUD)	300,000	307,284

		5,603,163

Chemicals—0.0%
Hercules, Inc. 6.500%, 06/30/29	10,000	8,000
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	85,187

		93,187

Commercial Banks—0.1%
Wells Fargo & Co. 4.625%, 11/02/35 (GBP)	100,000	159,969
Series EMTN 4.875%, 11/29/35 (GBP)	100,000	144,419

		304,388

Commercial Services & Supplies—0.0%
RR Donnelley & Sons Co. 8.250%, 03/15/19	165,000	165,000

Consumer Finance—0.6%
Ally Financial, Inc. 8.000%, 12/31/18 (a)	448,000	478,240
8.000%, 11/01/31	736,000	815,120
Springleaf Finance Corp. Series MTN 5.900%, 09/15/12	100,000	96,750
5.850%, 06/01/13 (a)	245,000	227,237
5.400%, 12/01/15	390,000	324,675
5.750%, 09/15/16	600,000	474,000
6.900%, 12/15/17	230,000	180,550

		2,596,572

Diversified Financial Services—0.6%
Bank of America Corp. 5.490%, 03/15/19	100,000	100,380
4.750%, 05/06/19 (EUR) (b)	285,000	331,261
Series MTN 5.000%, 05/13/21	90,000	90,302

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Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp. Series GMTN 7.625%, 12/10/14 (NZD)	850,000	$750,113
International Lease Finance Corp. 6.250%, 05/15/19	1,105,000	1,090,999

		2,363,055

Diversified Telecommunication Services—0.9%
CenturyLink, Inc. 6.450%, 06/15/21	165,000	169,667
6.875%, 01/15/28	45,000	42,148
7.600%, 09/15/39	475,000	450,556
Level 3 Financing, Inc. 8.750%, 02/15/17	670,000	703,500
9.375%, 04/01/19 (a)	95,000	104,263
Qwest Capital Funding, Inc. 7.625%, 08/03/21	1,070,000	1,103,130
7.750%, 02/15/31	1,445,000	1,408,979

		3,982,243

Food & Staples Retailing—1.0%
New Albertsons, Inc. 7.450%, 08/01/29	5,470,000	4,211,900

Health Care Providers & Services—2.2%
HCA, Inc. 7.500%, 12/15/23	315,000	302,400
7.690%, 06/15/25	755,000	731,406
7.050%, 12/01/27	80,000	72,200
7.500%, 11/06/33	5,060,000	4,769,050
Series MTN 7.580%, 09/15/25	1,375,000	1,306,250
7.750%, 07/15/36	1,420,000	1,320,600
Kindred Healthcare, Inc. 8.250%, 06/01/19	195,000	170,869
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	782,600

		9,455,375

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 8.625%, 02/01/19 (144A) (a)	215,000	231,663

Household Durables—0.1%
K. Hovnanian Enterprises, Inc. 7.500%, 05/15/16	15,000	8,813
5.000%, 11/01/21 (144A)	700,000	476,000

		484,813

Independent Power Producers & Energy Traders—0.3%
Energy Future Holdings Corp. 5.550%, 11/15/14	630,000	464,625
6.500%, 11/15/24	1,620,000	858,600
6.550%, 11/15/34 (a)	120,000	60,600

		1,383,825

Security Description	Par Amount†	Value

Industrial Conglomerates—1.2%
Momentive Specialty Chemicals, Inc. 8.375%, 04/15/16	3,030,000	$2,711,850
9.200%, 03/15/21	1,910,000	1,652,150
7.875%, 02/15/23	899,000	732,685

		5,096,685

Insurance—0.2%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	810,991

Machinery—0.1%
Cummins, Inc. 6.750%, 02/15/27	509,000	606,488

Metals & Mining—0.4%
Alcoa, Inc. 5.900%, 02/01/27 (a)	975,000	983,258
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A) (a)	400,000	462,880
United States Steel Corp. 7.500%, 03/15/22	290,000	291,450

		1,737,588

Multiline Retail—0.1%
JC Penney Corp., Inc. 7.625%, 03/01/97 (a)	250,000	226,250

Oil, Gas & Consumable Fuels—0.1%
NGC Corp. Capital Trust Series B 8.316%, 06/30/17 (c)	520,000	140,400
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	498,340

		638,740

Real Estate Investment Trusts—0.6%
iStar Financial, Inc. 5.500%, 06/15/12	115,000	115,000
8.625%, 06/01/13	745,000	746,863
5.950%, 10/15/13	955,000	919,187
5.700%, 03/01/14	125,000	115,000
6.050%, 04/15/15 (a)	40,000	37,000
5.875%, 03/15/16	220,000	199,375
Weyerhaeuser Co. 6.950%, 10/01/27	60,000	63,134
7.375%, 03/15/32	320,000	341,803

		2,537,362

Specialty Retail—0.0%
Toys “R” Us, Inc. 7.375%, 10/15/18 (a)	150,000	135,375

Trading Companies & Distributors—0.0%
UR Financing Escrow Corp. 7.625%, 04/15/22 (144A)	190,000	195,700

Wireless Telecommunication Services—0.5%
Sprint Capital Corp. 6.900%, 05/01/19	735,000	639,450
6.875%, 11/15/28	1,250,000	962,500
8.750%, 03/15/32	350,000	301,875

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Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Wireless Telecommunication Services—(Continued)
Sprint Nextel Corp. 6.000%, 12/01/16	109,000	$97,828

		2,001,653

Total Domestic Bonds & Debt Securities (Cost $56,253,837)		59,562,053

Foreign Bonds & Debt Securities—11.0%

Aerospace & Defense—0.1%
Finmeccanica S.p.A. 4.875%, 03/24/25 (EUR)	290,000	321,416

Automobiles—0.1%
Kia Motors Corp. 3.625%, 06/14/16 (144A) (a)	300,000	306,176

Building Products—0.2%
Voto-Votorantim, Ltd. 6.750%, 04/05/21 (144A) (a)	300,000	338,940
Votorantim Cimentos S.A. 7.250%, 04/05/41 (144A)	600,000	615,000

		953,940

Chemicals—0.2%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	210,360
LPG International, Inc. 7.250%, 12/20/15	175,000	193,375
Mexichem S.A.B. de C.V. 8.750%, 11/06/19 (144A)	400,000	482,000

		885,735

Commercial Banks—1.5%
Akbank T.A.S. 5.125%, 07/22/15 (144A)	100,000	100,850
Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd. 5.750%, 01/18/17 (144A) (a)	500,000	527,500
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 04/04/17 (144A)	150,000	148,907
Banco Santander Chile 6.500%, 09/22/20 (144A) (CLP)	250,000,000	494,576
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	269,317
Barclays Bank plc Series EMTN 3.680%, 08/20/15 (KRW)	220,000,000	195,764
Canara Bank, Ltd. 6.365%, 11/28/21 (b)	200,000	194,443
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	570,378
European Investment Bank 2.375%, 07/10/20 (CHF)	430,000	514,908
Export Credit Bank of Turkey 5.375%, 11/04/16 (144A) (a)	200,000	203,000
Export-Import Bank of Korea 4.000%, 11/26/15 (144A) (PHP)	8,000,000	183,626

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Hana Bank 4.000%, 11/03/16 (144A)	200,000	$206,456
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (b)	300,000	286,500
International Bank for Reconstruction & Development Series GMTN
2.300%, 02/26/13 (KRW)	1,190,000,000	1,043,331
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A)	300,000	315,000
Shinhan Bank 4.375%, 07/27/17 (144A)	300,000	316,503
Standard Chartered Bank Series EMTN 5.875%, 09/26/17 (EUR)	250,000	357,627
Woori Bank Co., Ltd. 5.875%, 04/13/21 (144A)	200,000	214,062
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A.
5.188%, 10/13/15 (144A)	300,000	300,000

		6,442,748

Construction Materials—0.1%
Lafarge S.A. Series EMTN 4.750%, 03/23/20 (EUR)	225,000	279,077

Consumer Finance—0.1%
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	400,000	401,432
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	140,000	144,345

		545,777

Distributors—0.1%
Marfrig Holding Europe B.V. 8.375%, 05/09/18 (144A)	300,000	274,500
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	100,000	92,080

		366,580

Diversified Financial Services—0.3%
Eksportfinans ASA 2.000%, 09/15/15	90,000	79,917
Fibria Overseas Finance, Ltd. 7.500%, 05/04/20 (144A) (a)	239,000	253,651
6.750%, 03/03/21 (144A) (a)	300,000	309,750
Macquarie Bank, Ltd. 6.625%, 04/07/21 (144A)	500,000	502,753

		1,146,071

Diversified Telecommunication Services—0.5%
Axtel S.A.B. de C.V. 9.000%, 09/22/19 (144A)	720,000	594,000
Bell Canada 6.100%, 03/16/35 (144A) (CAD)	300,000	344,083
Brasil Telecom S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	170,095
British Telecommunications plc 5.750% 12/07/28 (GBP)	150,000	261,140

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Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	$309,750
Telefonica Emisiones S.A. Unipersonal Series EMTN
4.375%, 02/02/16 (EUR)	140,000	191,464

		1,870,532

Electric Utilities—0.9%
Centrais Eletricas Brasileiras S.A. 5.750%, 10/27/21 (144A) (a)	400,000	439,800
CEZ A.S. 4.250%, 04/03/22 (144A)	400,000	397,820
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	300,000	335,250
6.375%, 10/21/16 (144A)	200,000	214,000
E.CL S.A. 5.625%, 01/15/21 (144A)	250,000	269,235
Emgesa S.A. ESP 8.750%, 01/25/21 (144A) (COP)	450,000,000	273,163
Empresas Publicas de Medellin ESP 7.625%, 07/29/19 (144A)	400,000	479,400
8.375%, 02/01/21 (144A) (COP)	1,390,000,000	826,268
Majapahit Holding B.V. 8.000%, 08/07/19 (144A)	400,000	488,000
7.750%, 01/20/20 (144A)	200,000	242,000

		3,964,936

Energy Equipment & Services—0.1%
MBPS Finance Co. 11.250%, 11/15/15 (144A)	200,000	161,000
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A)	196,000	209,720

		370,720

Gas Utilities—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22	200,000	196,556
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	345,000	308,775

		505,331

Household Durables—0.1%
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/20 (144A) (a)	400,000	426,000
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/22 (144A)	250,000	265,625

		691,625

Industrial Conglomerates—0.0%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A) (a)	200,000	203,436

Media—0.2%
Corus Entertainment, Inc. 7.250%, 02/10/17 (144A) (CAD)	190,000	201,915
Myriad International Holding B.V. 6.375%, 07/28/17 (144A) (a)	100,000	110,000

Security Description	Par Amount†	Value

Media—(Continued)
Shaw Communications, Inc. 5.650%, 10/01/19 (CAD)	250,000	$281,596
WPP 2008, Ltd. 6.000%, 04/04/17 (GBP)	160,000	286,044

		879,555

Metals & Mining—0.4%
ArcelorMittal 6.750%, 03/01/41	300,000	281,993
CSN Resources S.A. 6.500%, 07/21/20 (144A)	100,000	112,500
Hyundai Steel Co. 4.625%, 04/21/16 (144A) (a)	400,000	412,629
Vale Overseas, Ltd. 6.875%, 11/21/36	694,000	808,398
Vedanta Resources plc 8.250%, 06/07/21 (144A)	200,000	187,500

		1,803,020

Multiline Retail—0.2%
Edcon Proprietary, Ltd. 4.126%, 06/15/14 (EUR) (b)	610,000	715,930

Multi-Utilities—0.1%
Veolia Environnement S.A. Series EMTN 5.125%, 05/24/22 (EUR)	200,000	293,085

Oil, Gas & Consumable Fuels—0.6%
Adaro Indonesia PT 7.625%, 10/22/19 (144A)	400,000	438,000
Gazprom OAO Via Gaz Capital S.A. 4.950%, 05/23/16 (144A)	200,000	208,254
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	200,069
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	200,000	208,800
Pacific Rubiales Energy Corp. 7.250%, 12/12/21 (144A)	480,000	527,760
Pan American Energy LLC 7.875%, 05/07/21 (144A)	190,000	187,150
Petrobras International Finance Co. - Pifco Series EMTN 6.250%, 12/14/26 (GBP)	200,000	339,558
Petroleos de Venezuela S.A. 5.375%, 04/12/27	600,000	369,000

		2,478,591

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22 (144A)	400,000	411,461

Road & Rail—0.2%
DP World, Ltd. 6.850%, 07/02/37 (144A)	500,000	485,000
Transnet SOC, Ltd. 4.500%, 02/10/16 (144A)	400,000	414,412

		899,412

MIST-109

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Semiconductors & Semiconductor Equipment—0.0%
STATS ChipPAC, Ltd. 7.500%, 08/12/15 (144A)	150,000	$161,625

Sovereign—4.4%
Argentine Republic Government International Bond Series NY 8.280%, 12/31/33 (a)	626,891	464,839
Brazil Notas do Tesouro Nacional Series B 6.000%, 05/15/15 (BRL)	715,000	895,788
Series F 10.000%, 01/01/21 (BRL)	1,635,000	863,305
Bundesrepublik Deutschland 3.750%, 01/04/17 (EUR)	1,670,000	2,536,238
3.000%, 07/04/20 (EUR)	185,000	274,862
Canadian Government Bond 3.500%, 06/01/13 (CAD)	525,000	540,848
3.000%, 12/01/15 (CAD)	1,265,000	1,338,114
Hungary Government International Bond 6.375%, 03/29/21	190,000	174,800
Indonesia Treasury Bond 11.500%, 09/15/19 (IDR)	2,901,000,000	423,708
Korea Treasury Bond Series 1409 5.000%, 09/10/14 (KRW)	1,000,000,000	911,931
Malaysia Government Bond 4.262%, 09/15/16 (MYR)	800,000	270,963
Series 0211 3.434%, 08/15/14 (MYR)	1,600,000	525,562
Series 0509 3.210%, 05/31/13 (MYR)	1,200,000	392,367
Mexican Bonos 8.000%, 12/17/15 (MXN)	14,050,000	1,203,900
8.500%, 12/13/18 (MXN)	3,000,000	272,117
6.500%, 06/10/21 (MXN)	3,500,000	279,028
8.500%, 11/18/38 (MXN)	6,500,000	566,821
New Zealand Government Bond Series 521 6.000%, 05/15/21 (NZD)	1,000,000	935,504
Norwegian Government Bond 4.250%, 05/19/17 (NOK)	1,980,000	385,712
4.500%, 05/22/19 (NOK)	4,280,000	859,570
Philippine Government International Bond 6.250%, 01/14/36 (PHP)	30,000,000	746,314
Poland Government International Bond 5.000%, 03/23/22	525,000	555,985
Republic of Latvia 5.250%, 02/22/17 (144A)	400,000	413,000
Singapore Government Bond 1.625%, 04/01/13 (SGD)	2,015,000	1,625,888
2.250%, 07/01/13 (SGD)	570,000	465,286
Sweden Government Bond Series 1047 5.000%, 12/01/20 (SEK)	2,650,000	498,917
Uruguay Government International Bond 4.375%, 12/15/28 (UYU)	4,890,329	284,305
3.700%, 06/26/37 (UYU)	2,700,000	193,770

		18,899,442

Security Description	Par Amount†	Value

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A)	500,000	$522,150

Tobacco—0.0%
BAT International Finance plc Series EMTN 6.000%, 06/29/22 (GBP)	100,000	188,584

Trading Companies & Distributors—0.1%
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	298,500

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V. 3.500%, 02/08/15 (CNH)	4,000,000	643,149
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A) (a)	200,000	222,000

		865,149

Total Foreign Bonds & Debt Securities (Cost $45,080,838)		47,270,604

Convertible Bonds—2.6%

Automobiles—0.5%
Ford Motor Co. 4.250%, 11/15/16	1,305,000	2,074,950

Biotechnology—0.1%
Human Genome Sciences, Inc. 3.000%, 11/15/18	465,000	460,931

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A)	1,015,000	1,329,650

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.750%, 12/15/25	365,000	531,988

Insurance—0.4%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,790,000	1,774,337

Machinery—0.1%
Meritor, Inc. 4.000%, 02/15/27 (d)	230,000	192,913
Trinity Industries, Inc. 3.875%, 06/01/36 (a)	45,000	49,275

		242,188

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp. 3.250%, 08/01/39	2,670,000	3,768,037

MIST-110

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Par Amount†	Value

Semiconductors & Semiconductor Equipment—(Continued)
Kulicke & Soffa Industries, Inc. 0.875%, 06/01/12	910,000	$928,200

		4,696,237

Total Convertible Bonds (Cost $8,699,030)		11,110,281

Convertible Preferred Stocks—0.9%

Automobiles—0.5%
General Motors Co. Series B 4.750%, 12/01/13 (a)	56,810	2,377,498

Communication Equipment—0.4%
Lucent Technologies Capital Trust I 7.750%, 03/15/17	2,063	1,676,188

Total Convertible Preferred Stocks (Cost $4,217,837)		4,053,686

U.S. Treasury & Government Agencies—0.3%
U.S. Treasury Notes 0.250%, 02/15/15 (Cost—$1,102,589)	1,110,000	1,102,196

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,364,697)	1,365,000	873,013

Preferred Stock—0.2%

Consumer Finance—0.2%
Ally Financial, Inc., Series G (144A) (Cost $211,643)	906	754,783

Loan Participation—0.1%

Air Freight & Logistics—0.1%
Flying Fortress, Inc. First Lien Term Loan 5.000%, 06/29/12 (b) (Cost $415,863)	420,000	422,625

Short-Term Investments—15.0%

Mutual Fund—11.5%
State Street Navigator Securities Lending Prime Portfolio (e)	49,509,973	49,509,973

Security Description	Par Amount†	Value

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $15,220,013 on 04/02/12, collateralized by $14,720,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $15,529,600.	15,220,000	$15,220,000

Total Short-Term Investments (Cost $64,729,973)		64,729,973

Total Investments—111.2% (Cost $420,967,852#)		478,556,065
Other assets and liabilities (net)—(11.2)%		(48,032,065)

Net Assets—100.0%		$430,524,000

*	Non-income producing security.
†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $420,967,852. The aggregate unrealized appreciation and depreciation of investments were $65,366,304 and $(7,778,091), respectively, resulting in net unrealized appreciation of $57,588,213 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $48,142,631 and the collateral received consisted of cash in the amount of $49,509,973. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $28,680,819, which is 6.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EMTN)—	Euro Medium-Term Note
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GMTN)—	Global Medium-Term Note
(MTN)—	Medium-Term Note
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound

MIST-111

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(UYU)—	Uruguayan Peso

Countries Diversification as of March 31, 2012

% of Net Assets
United States	66.4
United Kingdom	9.3
Brazil	6.1
Chile	2.8
Sweden	2.2
China	2.1
Mexico	1.9
Denmark	1.8
Belgium	1.7
Germany	1.6

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized (Depreciation)
8/22/2012	Morgan Stanley & Co., Inc.	11,630,000	CNY	$1,843,912	$1,847,498	$(3,586)
6/11/2012	Credit Suisse London	615,000,000	KRW	540,057	542,711	(2,654)

Net Unrealized Depreciation						$(6,240)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
6/20/2012	Credit Suisse London	490,000	AUD	$503,214	$514,551	$11,337
6/20/2012	Credit Suisse London	260,000	AUD	267,011	274,188	7,177
6/4/2012	Credit Suisse London	220,000	BRL	118,967	126,655	7,688
8/22/2012	Morgan Stanley & Co., Inc.	3,080,000	CNY	488,327	490,758	2,431
8/22/2012	Morgan Stanley & Co., Inc.	1,000,000	CNY	158,548	159,299	751

Net Unrealized Appreciation						$29,384

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation
6/12/2012	Deutsche Bank AG	476,382	EUR	3,550,000	NOK	$13,871

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(EUR)—	Euro
(KRW)—	South Korean Won
(NOK)—	Norwegian Krone

MIST-112

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,472,949	$—	$—	$8,472,949
Beverages	9,576,519	14,476,191	—	24,052,710
Biotechnology	3,546,545	—	—	3,546,545
Chemicals	6,545,715	3,482,295	—	10,028,010
Commercial Banks	13,049,970	7,541,883	—	20,591,853
Communications Equipment	5,163,262	—	—	5,163,262
Computers & Peripherals	12,708,764	—	—	12,708,764
Consumer Finance	6,855,947	—	—	6,855,947
Diversified Financial Services	5,459,583	—	—	5,459,583
Diversified Telecommunication Services	8,916,372	—	—	8,916,372
Energy Equipment & Services	19,422,129	—	—	19,422,129
Food & Staples Retailing	4,250,758	—	—	4,250,758
Health Care Equipment & Supplies	—	3,799,603	—	3,799,603
Hotels, Restaurants & Leisure	4,695,983	—	—	4,695,983
Independent Power Producers & Energy Traders	5,952,509	—	—	5,952,509
Industrial Conglomerates	—	3,876,519	—	3,876,519
Insurance	5,497,979	—	—	5,497,979
Internet & Catalog Retail	9,001,755	—	—	9,001,755
Internet Software & Services	19,632,948	—	—	19,632,948
Machinery	6,840,821	11,364,317	—	18,205,138
Metals & Mining	—	3,694,761	—	3,694,761
Multiline Retail	5,265,280	—	—	5,265,280
Oil, Gas & Consumable Fuels	5,370,205	—	—	5,370,205
Personal Products	5,078,020	—	—	5,078,020
Pharmaceuticals	4,713,254	13,928,994	—	18,642,248
Real Estate Management & Development	5,122,065	2,396,657	—	7,518,722
Semiconductors & Semiconductor Equipment	2,820,484	—	—	2,820,484
Software	13,595,084	—	—	13,595,084
Specialty Retail	5,935,561	—	—	5,935,561
Textiles, Apparel & Luxury Goods	—	3,144,748	—	3,144,748
Tobacco	—	5,546,898	—	5,546,898
Trading Companies & Distributors	2,878,277	—	—	2,878,277
Wireless Telecommunication Services	—	9,055,247	—	9,055,247
Total Common Stocks	206,368,738	82,308,113	—	288,676,851
Total Domestic Bonds & Debt Securities*	—	59,562,053	—	59,562,053
Total Foreign Bonds & Debt Securities*	—	47,270,604	—	47,270,604
Total Convertible Bonds*	—	11,110,281	—	11,110,281
Total Convertible Preferred Stocks*	4,053,686	—	—	4,053,686
Total U.S. Treasury & Government Agencies*	—	1,102,196	—	1,102,196
Total Municipals*	—	873,013	—	873,013
Total Preferred Stock*	754,783	—	—	754,783
Total Loan Participation*	—	422,625	—	422,625

MIST-113

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$49,509,973	$—	$—	$49,509,973
Repurchase Agreement	—	15,220,000	—	15,220,000
Total Short-Term Investments	49,509,973	15,220,000	—	64,729,973
Total Investments	$260,687,180	$217,868,885	$—	$478,556,065

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$43,255	$—	$43,255
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(6,240)	—	(6,240)
Total Forward Contracts	$—	$37,015	$—	$37,015

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-114

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—74.7% of Net Assets

Security Description	Par Amount†	Value

Aerospace & Defense—1.8%
BE Aerospace, Inc. 5.250%, 04/01/22 (a)	4,000,000	$4,050,000
Esterline Technologies Corp. 6.625%, 03/01/17 (a)	2,275,000	2,366,000
7.000%, 08/01/20 (a)	2,100,000	2,331,000
GeoEye, Inc. 9.625%, 10/01/15	3,000,000	3,300,000
8.625%, 10/01/16	1,000,000	1,045,000
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	2,000,000	2,130,000
7.125%, 03/15/21 (a)	3,500,000	3,766,875
Spirit Aerosystems, Inc. 7.500%, 10/01/17 (a)	1,500,000	1,623,750
6.750%, 12/15/20	6,300,000	6,851,250
Triumph Group, Inc. 8.000%, 11/15/17	1,500,000	1,642,500

		29,106,375

Airlines—0.5%
Delta Air Lines 2010-2 Class A Pass-Through Trust Class 2A 4.950%, 05/23/19	810,235	854,798
UAL 2007-1 Pass Through Trust 6.636%, 07/02/22	1,694,843	1,796,533
United Air Lines, Inc. 9.875%, 08/01/13 (144A)	3,000,000	3,165,000
12.000%, 11/01/13 (144A)	2,000,000	2,130,000

		7,946,331

Auto Components—1.6%
Armored Autogroup, Inc. 9.250%, 11/01/18 (144A)	3,350,000	2,814,000
Cooper-Standard Automotive, Inc. 8.500%, 05/01/18 (a)	2,750,000	2,970,000
Dana Holding Corp. 6.500%, 02/15/19	2,750,000	2,928,750
6.750%, 02/15/21 (a)	2,500,000	2,675,000
Stanadyne Corp. Series 1 10.000%, 08/15/14	2,075,000	1,909,000
Stanadyne Holdings, Inc. 12.000%, 02/15/15 (b)	4,000,000	3,570,000
Stoneridge, Inc. 9.500%, 10/15/17 (144A)	1,725,000	1,839,281
Tenneco, Inc. 6.875%, 12/15/20	1,250,000	1,350,000
TRW Automotive, Inc. 7.250%, 03/15/17 (144A)	2,500,000	2,800,000
8.875%, 12/01/17 (144A)	2,500,000	2,775,000

		25,631,031

Automobiles—0.5%
Chrysler Group LLC / CG Co.-Issuer Inc. 8.250%, 06/15/21 (a)	3,200,000	3,248,000
Ford Motor Co. 7.450%, 07/16/31 (a)	3,000,000	3,682,500

Security Description	Par Amount†	Value

Automobiles—(Continued)
Tomkins LLC / Tomkins, Inc. 9.000%, 10/01/18 (a)	1,350,000	$1,501,875

		8,432,375

Biotechnology—0.1%
deCODE genetics, Inc. 3.500%, 04/15/11 (c) (d)	1,666,000	—
Grifols, Inc. 8.250%, 02/01/18	1,500,000	1,631,250

		1,631,250

Building Products—0.5%
Griffon Corp. 7.125%, 04/01/18	1,575,000	1,636,031
Masco Corp. 7.125%, 03/15/20	3,500,000	3,747,443
Owens Corning 9.000%, 06/15/19 (a)	1,625,000	2,008,889

		7,392,363

Capital Markets—1.9%
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	600,000	595,031
5.750%, 01/24/22	3,000,000	3,091,989
Lazard Group LLC 7.125%, 05/15/15	4,300,000	4,665,762
Morgan Stanley 4.750%, 03/22/17	2,130,000	2,133,044
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.625%, 03/15/20 (144A)	700,000	708,750
5.875%, 03/15/22 (144A)	2,000,000	2,030,000
Nuveen Investments, Inc. 10.500%, 11/15/15 (a)	9,850,000	10,256,312
10.500%, 11/15/15 (144A)	1,475,000	1,528,469
Raymond James Financial, Inc. 8.600%, 08/15/19	4,075,000	4,957,022

		29,966,379

Chemicals—2.0%
Airgas, Inc. 7.125%, 10/01/18	1,900,000	2,062,155
Celanese U.S. Holdings LLC 6.625%, 10/15/18 (a)	5,000,000	5,350,000
CF Industries, Inc. 7.125%, 05/01/20	2,500,000	2,984,375
Chemtura Corp. 7.875%, 09/01/18	2,500,000	2,700,000
Huntsman International LLC 8.625%, 03/15/20 (a)	5,000,000	5,612,500
Lyondell Chemical Co. 8.000%, 11/01/17 (a)	838,000	944,845
Momentive Performance Materials, Inc. 9.000%, 01/15/21 (a)	2,000,000	1,760,000
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,900,000	6,005,264

MIST-115

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Chemicals—(Continued)
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20	4,500,000	$4,758,750

		32,177,889

Commercial Banks—2.5%
CIT Group, Inc. 4.750%, 02/15/15 (144A) (a)	1,500,000	1,516,989
7.000%, 05/02/16 (144A)	10,000,000	10,050,000
Discover Bank 8.700%, 11/18/19	2,000,000	2,492,400
Fifth Third Capital Trust IV 6.500%, 04/15/37 (e)	4,200,000	4,200,000
Huntington Bancshares, Inc. 7.000%, 12/15/20 (a)	2,000,000	2,260,604
Regions Bank 7.500%, 05/15/18 (a)	1,500,000	1,713,750
6.450%, 06/26/37	4,000,000	4,020,000
SVB Financial Group 5.375%, 09/15/20 (a)	2,150,000	2,329,153
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,552,500
Wachovia Capital Trust III 5.570%, 03/29/49	3,143,000	2,981,921
Zions BanCorporation 7.750%, 09/23/14	5,500,000	6,025,910

		39,143,227

Commercial Services & Supplies—1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625%, 03/15/18 (a)	3,500,000	3,815,000
9.750%, 03/15/20	1,100,000	1,207,250
Brambles USA, Inc. 5.350%, 04/01/20 (144A)	3,350,000	3,564,095
Clean Harbors, Inc. 7.625%, 08/15/16	3,175,000	3,357,563
Deluxe Corp. 7.375%, 06/01/15 (a)	3,900,000	4,026,750
Iron Mountain, Inc. 7.750%, 10/01/19 (a)	2,100,000	2,304,750
Steelcase, Inc. 6.375%, 02/15/21	3,000,000	3,086,328

		21,361,736

Communications Equipment—1.6%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	3,925,000	3,120,375
Avaya, Inc. 7.000%, 04/01/19 (144A) (a)	4,500,000	4,533,750
Brocade Communications Systems, Inc. 6.625%, 01/15/18	3,500,000	3,692,500
6.875%, 01/15/20	1,900,000	2,104,250
CommScope, Inc. 8.250%, 01/15/19 (144A)	4,525,000	4,841,750
MasTec, Inc. 7.625%, 02/01/17 (a)	3,000,000	3,131,250

Security Description	Par Amount†	Value

Communications Equipment—(Continued)
ViaSat, Inc. 8.875%, 09/15/16 (a)	2,500,000	$2,725,000
6.875%, 06/15/20 (144A)	1,500,000	1,545,000

		25,693,875

Construction & Engineering—0.4%
Dycom Investments, Inc. 7.125%, 01/15/21	4,375,000	4,484,375
Great Lakes Dredge & Dock Corp. 7.375%, 02/01/19 (a)	2,300,000	2,363,250

		6,847,625

Consumer Finance—1.2%
Ally Financial, Inc. 8.300%, 02/12/15	4,000,000	4,365,000
7.500%, 09/15/20	3,500,000	3,793,125
Capital One Capital VI 8.875%, 05/15/40	6,250,000	6,323,250
Ford Motor Credit Co. LLC 5.875%, 08/02/21	1,450,000	1,566,785
Hyundai Capital America 3.750%, 04/06/16 (144A)	850,000	870,783
SLM Corp. Series MTN 6.250%, 01/25/16	1,300,000	1,353,140

		18,272,083

Containers & Packaging—2.2%
AEP Industries, Inc. 8.250%, 04/15/19 (a)	2,500,000	2,637,500
Ball Corp. 6.750%, 09/15/20	1,150,000	1,265,000
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	11,000,000	11,715,000
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	3,000,000	3,071,250
Packaging Dynamics Corp. 8.750%, 02/01/16 (144A)	1,500,000	1,582,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 9.250%, 05/15/18 (144A) (a)	4,000,000	4,010,000
7.125%, 04/15/19 (144A)	2,000,000	2,095,000
9.875%, 08/15/19 (144A)	1,650,000	1,689,188
Rock-Tenn Co. 4.900%, 03/01/22 (144A)	400,000	400,190
Sealed Air Corp. 8.375%, 09/15/21 (144A) (a)	3,200,000	3,612,000
6.875%, 07/15/33 (144A)	3,000,000	2,865,750

		34,943,378

Distributors—0.2%
VWR Funding, Inc. 10.250%, 07/15/15 (e) (f)	3,000,000	3,120,000

Diversified Consumer Services—0.2%
Affinion Group, Inc. 11.500%, 10/15/15	4,000,000	3,790,000

MIST-116

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Financial Services—1.3%
Antero Resources Finance Corp. 7.250%, 08/01/19 (144A)	2,500,000	$2,587,500
Bank of America Corp. 3.875%, 03/22/17	1,500,000	1,509,964
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,550,000	2,543,755
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16 (144A)	1,500,000	1,147,500
International Lease Finance Corp. 8.750%, 03/15/17	6,500,000	7,247,500
6.250%, 05/15/19 (a)	1,100,000	1,086,062
8.250%, 12/15/20 (a)	1,000,000	1,102,710
JPMorgan Chase & Co. 4.500%, 01/24/22	1,600,000	1,667,842
Series 1 7.900%, 04/30/18 (e)	1,650,000	1,813,881
Washington Mutual Bank 6.875%, 06/15/11 (c) (d)	6,000,000	600
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (e)	630,000	611,100

		21,318,414

Diversified Telecommunication Services—2.6%
CenturyLink, Inc. 6.450%, 06/15/21 (a)	1,700,000	1,748,081
Series Q 6.150%, 09/15/19 (a)	6,000,000	6,238,068
Ceridian Corp. 11.250%, 11/15/15 (a)	3,825,000	3,471,187
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	1,790,000	1,910,825
CPI International, Inc. 8.000%, 02/15/18	2,500,000	2,218,750
GCI, Inc. 6.750%, 06/01/21	1,550,000	1,567,438
Hughes Satellite Systems Corp. 7.625%, 06/15/21 (a)	5,000,000	5,387,500
Level 3 Escrow, Inc. 8.125%, 07/01/19 (144A)	1,550,000	1,604,250
NII Capital Corp. 10.000%, 08/15/16 (a)	2,500,000	2,843,750
8.875%, 12/15/19	2,500,000	2,631,250
7.625%, 04/01/21	1,750,000	1,719,375
Windstream Corp. 7.000%, 03/15/19 (a)	6,500,000	6,662,500
7.500%, 04/01/23	2,500,000	2,587,500

		40,590,474

Electric Utilities—1.2%
Black Hills Corp. 5.875%, 07/15/20	2,000,000	2,248,036
Coso Geothermal Power Holdings 7.000%, 07/15/26 (144A)	3,199,488	1,965,535
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	5,000,000	5,534,315
Nisource Finance Corp. 6.150%, 03/01/13	991,000	1,035,459

Security Description	Par Amount†	Value

Electric Utilities—(Continued)
Northern States Power Co. 5.250%, 03/01/18 (a)	2,000,000	$2,348,668
Peco Energy Co. 5.350%, 03/01/18	3,125,000	3,668,097
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.500%, 10/01/20 (144A)	2,250,000	1,479,375

		18,279,485

Electrical Equipment—0.9%
Belden, Inc. 7.000%, 03/15/17	4,250,000	4,404,062
9.250%, 06/15/19	2,300,000	2,541,500
Emerson Electric Co. 5.250%, 10/15/18 (a)	3,500,000	4,074,074
Roper Industries, Inc. 6.250%, 09/01/19	2,175,000	2,555,605

		13,575,241

Electronic Equipment, Instruments & Components—0.2%
SRA International, Inc. 11.000%, 10/01/19 (144A)	3,550,000	3,763,000

Energy Equipment & Services—1.8%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	2,266,878	2,448,618
Atwood Oceanics, Inc. 6.500%, 02/01/20	500,000	527,500
Basic Energy Services, Inc. 7.750%, 02/15/19 (a)	2,750,000	2,832,500
Cameron International Corp. 6.375%, 07/15/18	1,920,000	2,270,594
Dresser-Rand Group, Inc. 6.500%, 05/01/21	3,500,000	3,675,000
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (144A) (a)	3,225,000	3,249,187
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20 (144A)	2,000,000	2,015,000
Murray Energy Corp. 10.250%, 10/15/15 (144A)	1,750,000	1,710,625
Oil States International, Inc. 6.500%, 06/01/19 (a)	3,175,000	3,349,625
SEACOR Holdings, Inc. 7.375%, 10/01/19 (a)	4,150,000	4,389,584
SESI LLC 6.375%, 05/01/19	1,750,000	1,863,750
Unit Corp. 6.625%, 05/15/21 (a)	550,000	565,125

		28,897,108

Food & Staples Retailing—0.7%
American Stores Co. 8.000%, 06/01/26	1,250,000	1,068,750
Ingles Markets, Inc. 8.875%, 05/15/17	3,000,000	3,262,500
Rite Aid Corp. 9.375%, 12/15/15 (a)	2,250,000	2,323,125

MIST-117

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food & Staples Retailing—(Continued)
10.250%, 10/15/19 (a)	2,000,000	$2,312,500
Stater Bros Holdings, Inc. 7.375%, 11/15/18	2,000,000	2,177,500

		11,144,375

Food Products—0.9%
Bunge NA Finance L.P. 5.900%, 04/01/17	1,375,000	1,535,138
Del Monte Corp. 7.625%, 02/15/19 (a)	2,000,000	2,000,000
Dole Food Co., Inc. 8.750%, 07/15/13	6,250,000	6,710,938
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250%, 04/01/15	1,000,000	1,032,500
Post Holdings, Inc. 7.375%, 02/15/22 (144A)	2,500,000	2,625,000

		13,903,576

Gas Utilities—0.9%
Energy Transfer Partners L.P. 5.200%, 02/01/22 (a)	500,000	524,066
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	1,750,000	1,588,125
National Fuel Gas Co. 6.500%, 04/15/18	7,200,000	8,116,099
8.750%, 05/01/19	1,750,000	2,137,739
4.900%, 12/01/21	1,500,000	1,552,225
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.375%, 03/15/20 (a)	1,000,000	1,067,500

		14,985,754

Health Care Equipment & Supplies—0.6%
Bausch & Lomb, Inc. 9.875%, 11/01/15	2,000,000	2,115,000
Biomet, Inc. 10.000%, 10/15/17 (a)	5,000,000	5,406,250
Kinetic Concepts Inc. / KCI USA, Inc. 10.500%, 11/01/18 (144A) (a)	2,000,000	2,097,500

		9,618,750

Health Care Providers & Services—3.6%
Capella Healthcare, Inc. 9.250%, 07/01/17	2,000,000	2,060,000
Centene Corp. 5.750%, 06/01/17	2,900,000	3,012,375
Community Health Systems, Inc. 8.875%, 07/15/15 (a)	3,063,000	3,177,863
8.000%, 11/15/19 (144A) (a)	2,250,000	2,328,750
8.000%, 11/15/19 (144A) (a)	2,150,000	2,236,000
HCA Holdings, Inc. 7.750%, 05/15/21 (a)	6,150,000	6,388,312
HCA, Inc. 6.500%, 02/15/20	2,000,000	2,105,000
7.875%, 02/15/20 (a)	2,100,000	2,317,875
7.500%, 02/15/22 (a)	5,750,000	6,138,125

Security Description	Par Amount†	Value

Health Care Providers & Services—(Continued)
HealthSouth Corp. 8.125%, 02/15/20	3,400,000	$3,740,000
inVentiv Health, Inc. 10.000%, 08/15/18 (144A)	700,000	637,000
Kindred Healthcare, Inc. 8.250%, 06/01/19	4,000,000	3,505,000
Select Medical Corp. 7.625%, 02/01/15 (a)	2,000,000	1,987,500
Tenet Healthcare Corp. 9.250%, 02/01/15 (a)	2,500,000	2,787,500
8.875%, 07/01/19	1,250,000	1,406,250
United Surgical Partners International, Inc. 8.875%, 05/01/17	5,000,000	5,262,500
UnitedHealth Group, Inc. 4.875%, 04/01/13 (a)	2,269,000	2,363,783
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8.000%, 02/01/18 (a)	5,000,000	5,125,000

		56,578,833

Hotels, Restaurants & Leisure—4.8%
Ameristar Casinos, Inc. 7.500%, 04/15/21 (a)	1,175,000	1,238,156
Boyd Gaming Corp. 7.125%, 02/01/16 (a)	3,500,000	3,395,000
Caesars Entertainment Operating Co., Inc. 5.625%, 06/01/15 (a)	1,525,000	1,174,250
12.750%, 04/15/18 (a)	5,250,000	4,580,625
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.500%, 02/15/20 (144A)	1,700,000	1,734,000
CCM Merger, Inc. 9.125%, 05/01/19 (144A) (a)	2,450,000	2,486,750
Chester Downs & Marina LLC 9.250%, 02/01/20 (144A) (a)	1,000,000	1,058,750
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 01/15/16	2,000,000	2,120,000
10.750%, 01/15/17 (a) (f)	1,116,277	1,241,858
DineEquity, Inc. 9.500%, 10/30/18	4,500,000	4,950,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 (144A) (a)	2,350,000	2,435,188
Fiesta Restaurant Group 8.875%, 08/15/16 (144A)	780,000	826,800
Gaylord Entertainment Co. 6.750%, 11/15/14	1,000,000	1,010,000
Hyatt Hotels Corp. 5.750%, 08/15/15 (144A)	3,000,000	3,299,241
Isle of Capri Casinos, Inc. 7.000%, 03/01/14 (a)	4,000,000	4,000,000
Marina District Finance Co., Inc. 9.875%, 08/15/18 (a)	3,500,000	3,158,750
MGM Resorts International 6.625%, 07/15/15 (a)	4,000,000	4,130,000
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.625%, 04/15/16 (144A)	1,750,000	1,966,563

MIST-118

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Hotels, Restaurants & Leisure—(Continued)
Mohegan Tribal Gaming Authority 11.500%, 11/01/17 (144A)	4,000,000	$4,130,000
Pinnacle Entertainment, Inc. 7.750%, 04/01/22 (a)	1,500,000	1,575,000
Rare Restaurant Group LLC/RRG Finance Corp. 9.250%, 05/15/14 (144A)	2,000,000	1,800,000
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (a)	4,665,000	3,638,700
Snoqualmie Entertainment Authority 9.125%, 02/01/15 (144A)	3,500,000	3,530,625
Speedway Motorsports, Inc. 8.750%, 06/01/16	2,500,000	2,750,000
Station Casinos, Inc. 6.500%, 02/01/14 (c) (d)	4,500,000	—
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 8.625%, 04/15/16 (144A)	4,000,000	4,260,000
Universal City Development Partners, Ltd./UCDP Finance, Inc. 8.875%, 11/15/15	975,000	1,064,448
Wendy’s Co. (The) 10.000%, 07/15/16	2,600,000	2,847,000
Wyndham Worldwide Corp. 5.750%, 02/01/18 (a)	1,250,000	1,393,704
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, 11/01/17	2,750,000	3,011,250
7.750%, 08/15/20	1,300,000	1,434,875

		76,241,533

Household Durables—0.7%
American Standard Americas 10.750%, 01/15/16 (144A)	3,000,000	2,175,000
KB Home 9.100%, 09/15/17 (a)	2,000,000	2,100,000
Lennar Corp. Series B 12.250%, 06/01/17	2,000,000	2,580,000
Whirlpool Corp. 8.600%, 05/01/14 (a)	3,177,000	3,566,195

		10,421,195

Household Products—0.2%
Solo Cup Co. 8.500%, 02/15/14 (a)	1,500,000	1,511,250
Solo Cup Co./Solo Cup Operating Corp. 10.500%, 11/01/13	1,500,000	1,533,750

		3,045,000

Independent Power Producers & Energy Traders—1.1%
AES Corp. (The) 8.000%, 10/15/17	3,500,000	3,959,375
DPL, Inc. 7.250%, 10/15/21 (144A)	3,650,000	4,069,750
GenOn Americas Generation LLC 9.125%, 05/01/31	3,000,000	2,595,000
NRG Energy, Inc. 7.875%, 05/15/21 (a)	1,000,000	965,000

Security Description	Par Amount†	Value

Independent Power Producers & Energy Traders—(Continued)
PSEG Power LLC 5.320%, 09/15/16 (a)	5,000,000	$5,579,410

		17,168,535

Insurance—1.0%
Fidelity National Financial, Inc. 6.600%, 05/15/17	3,700,000	3,921,730
Genworth Financial, Inc. 7.625%, 09/24/21	4,350,000	4,507,522
HUB International Holdings, Inc. 9.000%, 12/15/14 (144A)	1,500,000	1,545,000
Liberty Mutual Group, Inc. 10.750%, 06/15/58 (144A) (e)	1,500,000	2,021,250
USI Holdings Corp. 4.378%, 11/15/14 (144A) (e)	3,950,000	3,713,000

		15,708,502

Internet Software & Services—0.3%
Equinix, Inc. 8.125%, 03/01/18	2,000,000	2,210,000
7.000%, 07/15/21	2,450,000	2,695,000

		4,905,000

IT Services—2.3%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A) (a)	9,350,000	9,513,625
Fidelity National Information Services, Inc. 7.625%, 07/15/17 (a)	1,150,000	1,265,000
First Data Corp. 8.250%, 01/15/21 (144A) (a)	4,250,000	4,175,625
12.625%, 01/15/21	4,750,000	4,785,625
Mantech International Corp. 7.250%, 04/15/18 (a)	2,000,000	2,140,000
SunGard Data Systems, Inc. 10.250%, 08/15/15 (a)	8,500,000	8,871,875
7.375%, 11/15/18	4,000,000	4,270,000
7.625%, 11/15/20 (a)	1,450,000	1,555,125

		36,576,875

Machinery—3.3%
Actuant Corp. 6.875%, 06/15/17 (a)	2,000,000	2,085,000
2.000%, 11/15/23	2,000,000	2,932,500
Altra Holdings, Inc. 8.125%, 12/01/16 (a)	4,250,000	4,590,000
Amsted Industries, Inc. 8.125%, 03/15/18 (144A)	2,250,000	2,418,750
B-Corp Merger Sub, Inc. 8.250%, 06/01/19 (144A)	875,000	905,625
Commercial Vehicle Group, Inc. 7.875%, 04/15/19 (144A)	4,150,000	4,212,250
Kennametal, Inc. 3.875%, 02/15/22	700,000	706,272
Manitowoc Co., Inc. (The) 8.500%, 11/01/20 (a)	4,500,000	4,972,500
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	4,000,000	3,960,000

MIST-119

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—(Continued)
Navistar International Corp. 8.250%, 11/01/21 (a)	2,892,000	$3,166,740
Oshkosh Corp. 8.500%, 03/01/20	1,000,000	1,093,750
Park-Ohio Industries, Inc. 8.125%, 04/01/21 (a)	2,000,000	2,070,000
RBS Global, Inc./Rexnord LLC 8.500%, 05/01/18 (a)	6,000,000	6,465,000
SPX Corp. 6.875%, 09/01/17 (a)	3,750,000	4,125,000
Thermadyne Holdings Corp. 9.000%, 12/15/17	1,000,000	1,030,000
Timken Co. 6.000%, 09/15/14	2,650,000	2,891,720
Valmont Industries, Inc. 6.625%, 04/20/20	3,500,000	4,011,738

		51,636,845

Marine—0.1%
Commercial Barge Line Co. 12.500%, 07/15/17	2,075,000	2,342,156

Media—4.5%
Allbritton Communications Co. 8.000%, 05/15/18	1,500,000	1,608,750
AMC Networks, Inc. 7.750%, 07/15/21 (144A) (a)	2,000,000	2,240,000
Bresnan Broadband Holdings LLC 8.000%, 12/15/18 (144A) (a)	4,000,000	4,140,000
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000%, 01/15/19	1,000,000	1,065,000
8.125%, 04/30/20	3,000,000	3,345,000
Cinemark USA, Inc. 8.625%, 06/15/19	2,000,000	2,230,000
7.375%, 06/15/21 (a)	375,000	404,063
Clear Channel Communications, Inc. 9.000%, 03/01/21 (a)	2,200,000	1,991,000
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20 (144A) (a)	1,500,000	1,477,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12.000%, 12/01/15 (144A)	2,500,000	2,475,000
14.750%, 12/01/16 (144A)	600,000	660,000
Cumulus Media, Inc. 7.750%, 05/01/19 (144A) (a)	2,500,000	2,375,000
Discovery Communications LLC 5.625%, 08/15/19	1,520,000	1,772,746
DISH DBS Corp. 7.125%, 02/01/16	4,000,000	4,445,000
6.750%, 06/01/21	3,350,000	3,626,375
Gray Television, Inc. 10.500%, 06/29/15 (a)	3,325,000	3,474,625
Harron Communications L.P./Harron Finance Corp. 9.125%, 04/01/20 (144A)	925,000	964,313
Lamar Media Corp. 7.875%, 04/15/18 (a)	1,750,000	1,922,812

Security Description	Par Amount†	Value

Media—(Continued)
LIN Television Corp. 8.375%, 04/15/18	1,250,000	$1,314,062
Lions Gate Entertainment, Inc. 10.250%, 11/01/16 (144A)	3,100,000	3,429,375
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A)	3,750,000	4,012,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 8.500%, 10/15/15 (a)	1,625,000	1,681,875
Mediacom LLC / Mediacom Capital Corp. 9.125%, 08/15/19	6,350,000	6,929,437
ProQuest LLC 9.000%, 10/15/18 (144A)	3,150,000	2,740,500
Salem Communications Corp. 9.625%, 12/15/16	844,000	934,730
Sinclair Television Group, Inc. 9.250%, 11/01/17 (144A)	1,000,000	1,117,500
Univision Communications, Inc. 8.500%, 05/15/21 (144A) (a)	1,000,000	995,000
WMG Acquisition Corp. 9.500%, 06/15/16	6,000,000	6,570,000
11.500%, 10/01/18 (144A) (a)	1,625,000	1,746,875

		71,689,038

Metals & Mining—1.8%
Allegheny Ludlum Corp. 6.950%, 12/15/25	3,700,000	4,291,590
American Rock Salt Co. LLC / American Rock Capital Corp. 8.250%, 05/01/18 (144A)	3,450,000	3,010,125
Atkore International, Inc. 9.875%, 01/01/18	4,000,000	4,210,000
Cliffs Natural Resources, Inc. 5.900%, 03/15/20	3,500,000	3,862,859
Constellation Enterprises LLC 10.625%, 02/01/16 (144A)	3,325,000	3,325,000
JMC Steel Group 8.250%, 03/15/18 (144A)	2,400,000	2,508,000
Noranda Aluminum Acquisition Corp. 4.659%, 05/15/15 (e) (f)	3,077,892	2,985,555
Old AII, Inc. 10.000%, 12/15/16 (c) (d)	4,330,000	—
Steel Dynamics, Inc. 7.625%, 03/15/20 (a)	1,500,000	1,631,250
SunCoke Energy, Inc. 7.625%, 08/01/19 (a)	2,300,000	2,374,750
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18	575,000	537,625

		28,736,754

Multiline Retail—0.5%
Bon-Ton Department Stores, Inc. (The) 10.250%, 03/15/14	300,000	263,250
JC Penney Corp., Inc. 7.950%, 04/01/17 (a)	1,250,000	1,400,000
Macy’s Retail Holdings, Inc. 6.375%, 03/15/37	800,000	904,038

MIST-120

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Multiline Retail—(Continued)
QVC, Inc. 7.125%, 04/15/17 (144A)	2,500,000	$2,675,000
7.375%, 10/15/20 (144A)	2,500,000	2,762,500

		8,004,788

Oil, Gas & Consumable Fuels—10.0%
Alon Refining Krotz Springs, Inc. 13.500%, 10/15/14 (a)	1,600,000	1,784,000
Arch Coal, Inc. 8.750%, 08/01/16 (a)	1,750,000	1,846,250
7.250%, 06/15/21 (144A) (a)	3,000,000	2,782,500
Berry Petroleum Co. 6.750%, 11/01/20 (a)	5,250,000	5,578,125
6.375%, 09/15/22 (a)	1,100,000	1,133,000
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 7.875%, 04/15/22 (144A)	1,200,000	1,230,000
Chaparral Energy, Inc. 8.250%, 09/01/21 (a)	5,675,000	6,072,250
Chesapeake Energy Corp. 6.625%, 08/15/20 (a)	2,525,000	2,581,813
Chesapeake Midstream Partners L.P./CHKM Finance Corp. 6.125%, 07/15/22 (144A) (a)	1,725,000	1,746,563
Colorado Interstate Gas Co. LLC 6.800%, 11/15/15	2,107,000	2,432,131
Concho Resources, Inc. 8.625%, 10/01/17	1,250,000	1,375,000
7.000%, 01/15/21 (a)	5,175,000	5,576,062
CONSOL Energy, Inc. 6.375%, 03/01/21	2,500,000	2,400,000
CONSOL Energy, Inc. 8.250%, 04/01/20	2,500,000	2,625,000
Continental Resources, Inc. 8.250%, 10/01/19	5,000,000	5,612,500
7.375%, 10/01/20	1,250,000	1,393,750
El Paso Corp. 7.000%, 06/15/17	6,550,000	7,326,463
6.500%, 09/15/20	3,200,000	3,539,158
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19 (a)	2,450,000	2,535,750
Forest Oil Corp. 8.500%, 02/15/14	1,500,000	1,612,500
7.250%, 06/15/19 (a)	6,500,000	6,386,250
IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	4,900,000	5,267,583
Inergy L.P. / Inergy Finance Corp. 6.875%, 08/01/21 (a)	3,664,000	3,544,920
James River Coal Co. 7.875%, 04/01/19 (a)	5,000,000	3,425,000
Kerr-McGee Corp. 6.950%, 07/01/24	6,850,000	8,290,932
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	3,000,000	3,198,750
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 02/01/21 (a)	4,000,000	4,170,000
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp. 6.750%, 11/01/20 (a)	3,000,000	3,255,000

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
6.250%, 06/15/22	1,000,000	$1,055,000
Nabors Industries, Inc. 6.150%, 02/15/18 (a)	4,000,000	4,673,428
Newfield Exploration Co. 7.125%, 05/15/18 (a)	3,000,000	3,172,500
Northwest Pipeline Corp. 6.050%, 06/15/18	900,000	1,065,479
Oasis Petroleum, Inc. 7.250%, 02/01/19	6,000,000	6,345,000
6.500%, 11/01/21 (a)	1,500,000	1,515,000
Panhandle Eastern Pipeline Co. L.P. 7.000%, 06/15/18	1,850,000	2,174,344
Patriot Coal Corp. 8.250%, 04/30/18 (a)	2,500,000	1,918,750
Peabody Energy Corp. 6.000%, 11/15/18 (144A) (a)	1,500,000	1,477,500
Penn Virginia Corp. 7.250%, 04/15/19 (a)	1,275,000	1,102,875
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. 8.250%, 04/15/18	4,000,000	4,120,000
Phillips 66 4.300%, 04/01/22 (144A)	1,125,000	1,146,664
Pioneer Natural Resources Co. 7.200%, 01/15/28	1,510,000	1,831,946
QEP Resources, Inc. 6.800%, 03/01/20	1,450,000	1,540,625
6.875%, 03/01/21	1,000,000	1,110,000
Quicksilver Resources, Inc. 8.250%, 08/01/15 (a)	3,000,000	2,985,000
Range Resources Corp. 8.000%, 05/15/19	1,975,000	2,177,438
SM Energy Co. 6.625%, 02/15/19	4,500,000	4,792,500
6.500%, 11/15/21 (a)	2,250,000	2,407,500
Tennessee Gas Pipeline Co. 7.500%, 04/01/17	3,500,000	4,158,518
Tesoro Corp. 9.750%, 06/01/19 (a)	1,000,000	1,145,000
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	2,250,000	2,390,625
Whiting Petroleum Corp. 6.500%, 10/01/18	3,000,000	3,210,000
WPX Energy, Inc. 6.000%, 01/15/22 (144A) (a)	1,300,000	1,306,500

		157,543,442

Personal Products—0.5%
Elizabeth Arden, Inc. 7.375%, 03/15/21 (a)	5,500,000	5,995,000
Prestige Brands, Inc. 8.125%, 02/01/20 (144A) (a)	1,200,000	1,306,500

		7,301,500

Pharmaceuticals—0.7%
Axcan Intermediate Holdings, Inc. 12.750%, 03/01/16	1,660,000	1,780,350

MIST-121

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Pharmaceuticals—(Continued)
Mylan, Inc. 7.875%, 07/15/20 (144A)	1,000,000	$1,120,000
Phibro Animal Health Corp. 9.250%, 07/01/18 (144A)	5,100,000	5,087,250
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,727,500

		11,715,100

Professional Services—0.1%
FTI Consulting, Inc. 6.750%, 10/01/20	1,000,000	1,076,250

Real Estate Investment Trusts—1.1%
American Tower Corp. 4.700%, 03/15/22	1,500,000	1,515,041
Boston Properties L.P. 3.700%, 11/15/18	1,350,000	1,398,311
DDR Corp. 7.875%, 09/01/20	2,625,000	3,109,391
DuPont Fabros Technology L.P. 8.500%, 12/15/17	2,000,000	2,210,000
Health Care REIT, Inc. 6.125%, 04/15/20 (a)	2,000,000	2,210,878
Host Hotels & Resorts L.P. 6.375%, 03/15/15	1,450,000	1,482,625
Kilroy Realty L.P. 5.000%, 11/03/15	2,000,000	2,137,880
Omega Healthcare Investors, Inc. 6.750%, 10/15/22 (a)	1,675,000	1,783,875
Ventas Realty L.P. / Ventas Capital Corp. 3.125%, 11/30/15 (a)	900,000	924,183

		16,772,184

Real Estate Management & Development—0.4%
ProLogis L.P. 5.625%, 11/15/16 (a)	1,129,000	1,195,934
6.875%, 03/15/20 (a) (g)	4,000,000	4,601,912

		5,797,846

Road & Rail—0.9%
Florida East Coast Railway Corp. 8.125%, 02/01/17	5,500,000	5,637,500
Hertz Corp. (The) 7.500%, 10/15/18	7,500,000	7,996,875

		13,634,375

Semiconductors & Semiconductor Equipment—0.8%
Advanced Micro Devices, Inc. 8.125%, 12/15/17 (a)	2,000,000	2,210,000
7.750%, 08/01/20 (a)	2,500,000	2,762,500
Freescale Semiconductor, Inc. 9.250%, 04/15/18 (144A)	1,000,000	1,100,000
8.050%, 02/01/20 (a)	3,350,000	3,383,500
KLA-Tencor Corp. 6.900%, 05/01/18	2,675,000	3,193,469

		12,649,469

Security Description	Par Amount†	Value

Software—0.7%
Audatex North America, Inc. 6.750%, 06/15/18 (144A)	1,000,000	$1,055,000
BMC Software, Inc. 4.250%, 02/15/22	1,250,000	1,255,649
Lawson Software, Inc. 9.375%, 04/01/19 (144A)	1,150,000	1,193,125
Open Solutions, Inc. 9.750%, 02/01/15 (144A)	3,500,000	2,887,500
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (a)	4,000,000	4,290,000

		10,681,274

Specialty Retail—1.3%
Brookstone Co., Inc. 13.000%, 10/15/14 (144A)	3,089,000	2,517,535
J. Crew Group, Inc. 8.125%, 03/01/19 (a)	3,000,000	3,067,500
Limited Brands, Inc. 8.500%, 06/15/19	1,250,000	1,484,375
7.000%, 05/01/20 (a)	3,000,000	3,360,000
7.600%, 07/15/37	1,000,000	1,012,500
Petco Animal Supplies, Inc. 9.250%, 12/01/18 (144A) (a)	2,500,000	2,756,250
Toys “R” Us Property Co. I LLC 10.750%, 07/15/17	3,900,000	4,290,000
Toys “R” Us Property Co. II LLC 8.500%, 12/01/17 (a)	1,550,000	1,625,562

		20,113,722

Textiles, Apparel & Luxury Goods—0.9%
Brown Shoe Co., Inc. 7.125%, 05/15/19 (a)	3,500,000	3,447,500
Hanesbrands, Inc. 6.375%, 12/15/20 (a)	1,500,000	1,548,750
Levi Strauss & Co. 8.875%, 04/01/16 (a)	2,200,000	2,277,022
7.625%, 05/15/20 (a)	1,000,000	1,062,500
Perry Ellis International, Inc. 7.875%, 04/01/19	1,800,000	1,800,000
Polymer Group, Inc. 7.750%, 02/01/19	3,500,000	3,701,250

		13,837,022

Thrifts & Mortgage Finance—0.2%
Provident Funding Associates L.P. / PFG Finance Corp. 10.250%, 04/15/17 (144A)	2,500,000	2,443,750

Trading Companies & Distributors—0.9%
Air Lease Corp. 5.625%, 04/01/17 (144A) (a)	6,000,000	6,007,500
Interline Brands, Inc. 7.000%, 11/15/18	3,000,000	3,180,000
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250%, 02/01/21 (a)	2,375,000	2,541,250
UR Financing Escrow Corp. 5.750%, 07/15/18 (144A)	450,000	461,813

MIST-122

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Trading Companies & Distributors—(Continued)
7.625%, 04/15/22 (144A) (a)	2,000,000	$2,060,000

		14,250,563

Wireless Telecommunication Services—2.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, 05/01/17 (144A)	3,000,000	3,285,000
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	4,000,000	3,945,000
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	3,500,000	3,701,250
6.625%, 11/15/20 (a)	5,000,000	4,981,250
SBA Telecommunications, Inc. 8.250%, 08/15/19 (a)	3,000,000	3,322,500
Sprint Capital Corp. 6.900%, 05/01/19 (a)	10,000,000	8,700,000
Sprint Nextel Corp. 8.375%, 08/15/17 (a)	3,500,000	3,395,000
7.000%, 03/01/20 (144A)	3,000,000	3,052,500
Syniverse Holdings, Inc. 9.125%, 01/15/19 (a)	3,600,000	3,987,000

		38,369,500

Total Domestic Bonds & Debt Securities (Cost $1,142,338,507)		1,180,773,145

Foreign Bonds & Debt Securities—10.1%

Auto Components—0.1%
International Automotive Components Group SL 9.125%, 06/01/18 (144A)	1,800,000	1,575,000

Capital Markets—0.3%
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	2,500,000	2,500,803
Vimpel-Communications Via VIP Finance Ireland, Ltd. OJSC 7.748%, 02/02/21 (144A) (a)	2,125,000	2,106,406

		4,607,209

Chemicals—0.4%
Ineos Finance plc 9.000%, 05/15/15 (144A) (a)	1,000,000	1,066,250
8.375%, 02/15/19 (144A) (a)	950,000	1,007,000
Ineos Group Holdings, Ltd. 8.500%, 02/15/16 (144A) (a)	2,500,000	2,375,000
LyondellBasell Industries N.V. 6.000%, 11/15/21 (144A) (a)	1,000,000	1,055,000
Methanex Corp. 5.250%, 03/01/22	875,000	892,359

		6,395,609

Commercial Banks—0.1%
HBOS plc Series GMTN 6.750%, 05/21/18 (144A)	1,500,000	1,409,586

Security Description	Par Amount†	Value

Computers & Peripherals—0.1%
Seagate HDD Cayman 6.875%, 05/01/20	1,500,000	$1,603,125

Construction & Engineering—0.2%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	3,000,000	3,150,000

Containers & Packaging—0.3%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A) (a)	1,500,000	1,616,250
9.125%, 10/15/20 (144A) (a)	2,000,000	2,155,000
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A) (a)	800,000	842,000

		4,613,250

Diversified Financial Services—0.7%
Asciano Finance, Ltd. 4.625%, 09/23/20 (144A)	2,250,000	2,179,753
Goodman Funding Pty, Ltd. 6.375%, 11/12/20 (144A)	3,000,000	3,120,912
6.000%, 03/22/22 (144A) (a)	2,400,000	2,401,181
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	2,850,000	3,028,125

		10,729,971

Diversified Telecommunication Services—2.2%
Digicel Group, Ltd. 10.500%, 04/15/18 (144A) (a)	3,000,000	3,345,000
Inmarsat Finance plc 7.375%, 12/01/17 (144A) (a)	1,500,000	1,608,750
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21 (a)	4,500,000	4,753,125
Intelsat Luxembourg S.A. 11.250%, 02/04/17	6,500,000	6,776,250
Qtel International Finance, Ltd. 4.750%, 02/16/21 (144A)	1,350,000	1,402,380
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A) (a)	2,225,000	2,369,625
Telefonica Emisiones S.A. Unipersonal 7.045%, 06/20/36	2,000,000	1,971,616
Virgin Media Finance plc 9.500%, 08/15/16	724,000	819,930
8.375%, 10/15/19 (a)	2,000,000	2,250,000
5.250%, 02/15/22 (a)	600,000	597,750
Virgin Media Secured Finance plc 5.250%, 01/15/21	550,000	592,300
Wind Acquisition Finance S.A. 11.750%, 07/15/17 (144A) (a)	8,000,000	7,920,000
7.250%, 02/15/18 (144A)	900,000	850,500

		35,257,226

Electronic Equipment, Instruments & Components—0.2%
MMI International, Ltd. 8.000%, 03/01/17 (144A) (a)	1,100,000	1,144,000
Sensata Technologies B.V. 6.500%, 05/15/19 (144A) (a)	1,500,000	1,576,875

		2,720,875

MIST-123

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Energy Equipment & Services—0.0%
Precision Drilling Corp. 6.500%, 12/15/21 (144A) (a)	650,000	$682,500

Food Products—0.3%
Viterra, Inc. 5.950%, 08/01/20 (144A)	4,250,000	4,644,953

Hotels, Restaurants & Leisure—0.5%
MCE Finance, Ltd. 10.250%, 05/15/18 (a)	2,500,000	2,818,750
MU Finance plc 8.375%, 02/01/17 (144A)	3,750,000	4,040,625
NCL Corp., Ltd. 9.500%, 11/15/18 (144A)	300,000	324,750
9.500%, 11/15/18	1,000,000	1,082,500

		8,266,625

Insurance—0.1%
AXA S.A. 6.379%, 12/14/49 (144A) (e)	2,325,000	1,935,563

Media—0.3%
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	2,650,000	2,530,750
Ono Finance II plc 10.875%, 07/15/19 (144A) (a)	1,750,000	1,601,250

		4,132,000

Metals & Mining—1.4%
Algoma Acquisition Corp. 9.875%, 06/15/15 (144A) (a)	4,000,000	3,660,000
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	1,400,000	1,452,500
FMG Resources (August 2006) Pty, Ltd. 6.875%, 02/01/18 (144A) (a)	750,000	753,750
8.250%, 11/01/19 (144A) (a)	4,900,000	5,169,500
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	3,400,000	3,264,445
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A) (a)	4,000,000	3,460,000
Novelis, Inc. 8.750%, 12/15/20 (a)	1,500,000	1,650,000
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	2,000,000	2,285,000

		21,695,195

Oil, Gas & Consumable Fuels—1.5%
Kodiak Oil & Gas Corp. 8.125%, 12/01/19 (144A)	2,500,000	2,646,875
Lukoil International Finance B.V. 6.656%, 06/07/22 (144A) (a)	4,750,000	5,272,500
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,675,000	3,867,937
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	8,325,000	8,691,300
Pan American Energy LLC 7.875%, 05/07/21 (144A) (a)	3,000,000	2,955,000

		23,433,612

Security Description	Par Amount†	Value

Paper & Forest Products—0.1%
Millar Western Forest Products, Ltd. 8.500%, 04/01/21 (144A)	2,000,000	$1,595,000

Pharmaceuticals—0.5%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.750%, 09/15/18 (a)	7,775,000	8,144,313

Road & Rail—0.1%
Kansas City Southern de Mexico S.A. de C.V. 6.125%, 06/15/21 (a)	1,000,000	1,086,250

Semiconductors & Semiconductor Equipment—0.1%
NXP B.V. / NXP Funding LLC 9.750%, 08/01/18 (144A)	1,825,000	2,071,375

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A)	1,300,000	1,357,590

Wireless Telecommunication Services—0.5%
Digicel, Ltd. 7.000%, 02/15/20 (144A)	2,250,000	2,311,875
Matterhorn Mobile S.A. 6.750%, 05/15/19 (144A) (CHF)	1,325,000	1,511,853
Telemar Norte Leste S.A. 5.500%, 10/23/20 (144A) (a)	2,095,000	2,164,135
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A)	2,700,000	2,821,500

		8,809,363

Total Foreign Bonds & Debt Securities (Cost $155,858,984)		159,916,190

Convertible Bonds—8.9%

Automobiles—0.2%
Ford Motor Co. 4.250%, 11/15/16 (a)	1,500,000	2,385,000

Beverages—0.3%
Central European Distribution Corp. 3.000%, 03/15/13 (a)	2,175,000	1,933,031
Molson Coors Brewing Co. 2.500%, 07/30/13 (a)	3,000,000	3,150,000

		5,083,031

Biotechnology—1.1%
BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	3,250,000	5,809,375
Gilead Sciences, Inc. 0.625%, 05/01/13	3,700,000	4,911,750
Human Genome Sciences, Inc. 3.000%, 11/15/18	2,675,000	2,651,594
Incyte Corp., Ltd. 4.750%, 10/01/15	950,000	2,188,562
Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	1,300,000	1,496,625

		17,057,906

MIST-124

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Capital Markets—0.2%
Affiliated Managers Group, Inc. 3.950%, 08/15/38 (a)	2,500,000	$2,762,500

Communications Equipment—0.1%
Ciena Corp. 4.000%, 03/15/15 (144A)	1,500,000	1,700,625

Computers & Peripherals—0.9%
EMC Corp. Series B 1.750%, 12/01/13	4,200,000	7,906,500
NetApp, Inc. 1.750%, 06/01/13	3,750,000	5,451,562
SanDisk Corp. 1.500%, 08/15/17	1,000,000	1,188,750

		14,546,812

Electrical Equipment—0.7%
A123 Systems, Inc. 3.750%, 04/15/16	3,125,000	1,015,625
Roper Industries, Inc. 0.795%, 01/15/34 (h)	7,500,000	9,309,375

		10,325,000

Health Care Equipment & Supplies—0.2%
NuVasive, Inc. 2.750%, 07/01/17 (a)	4,600,000	3,944,500

Health Care Providers & Services—0.1%
Five Star Quality Care, Inc. 3.750%, 10/15/26	1,500,000	1,423,125

Industrial Conglomerates—0.3%
Danaher Corp. 0.651%, 01/22/21 (h)	2,500,000	4,081,250

Internet & Catalog Retail—0.2%
priceline.com, Inc. 1.000%, 03/15/18 (144A)	2,500,000	2,659,375

IT Services—0.4%
Alliance Data Systems Corp. 1.750%, 08/01/13	3,500,000	5,683,125
CACI International, Inc. 2.125%, 05/01/14 (a)	850,000	1,058,250

		6,741,375

Machinery—0.4%
Altra Holdings, Inc. 2.750%, 03/01/31 (144A)	2,300,000	2,302,875
Meritor, Inc. 4.625%, 03/01/26 (a) (i)	4,850,000	4,449,875

		6,752,750

Media—0.3%
Liberty Interactive LLC 3.250%, 03/15/31	2,000,000	1,755,000

Security Description	Par Amount†	Value

Media—(Continued)
Omnicom Group, Inc. 0.000%, 07/01/38 (h)	3,000,000	$3,281,250

		5,036,250

Metals & Mining—0.4%
Molycorp, Inc. 3.250%, 06/15/16 (144A)	1,130,000	1,060,788
Newmont Mining Corp. Series A 1.250%, 07/15/14 (a)	4,500,000	5,692,500

		6,753,288

Oil, Gas & Consumable Fuels—0.0%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	620,000	559,550

Pharmaceuticals—0.4%
ALZA Corp. 0.660%, 07/28/20 (h)	5,000,000	4,731,250
Medivation, Inc. 2.625%, 04/01/17	1,650,000	1,751,063

		6,482,313

Professional Services—0.2%
FTI Consulting, Inc. 3.750%, 07/15/12	2,000,000	2,425,000

Real Estate Investment Trusts—0.3%
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	3,500,000	4,716,250

Real Estate Management & Development—0.2%
ProLogis L.P. 3.250%, 03/15/15	2,700,000	3,067,875

Semiconductors & Semiconductor Equipment—0.8%
Intel Corp. 3.250%, 08/01/39	2,500,000	3,528,125
ON Semiconductor Corp. 2.625%, 12/15/26	3,500,000	3,924,375
Xilinx, Inc. 2.625%, 06/15/17 (a)	3,500,000	4,729,375

		12,181,875

Software—0.4%
Nuance Communications, Inc. 2.750%, 08/15/27	1,560,000	2,279,550
2.750%, 11/01/31 (144A) (a)	1,050,000	1,191,750
Symantec Corp. 1.000%, 06/15/13 (a)	3,000,000	3,375,000

		6,846,300

Textiles, Apparel & Luxury Goods—0.3%
Iconix Brand Group, Inc. 2.500%, 06/01/16 (144A)	5,200,000	5,102,500

Thrifts & Mortgage Finance—0.0%
Radian Group, Inc. 3.000%, 11/15/17	1,000,000	683,750

MIST-125

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Bonds—(Continued)
Security Description	Shares/Par Amount†	Value

Wireless Telecommunication Services—0.5%
InterDigital, Inc. 2.500%, 03/15/16 (144A)	450,000	$453,375
SBA Communications Corp. 4.000%, 10/01/14 (a)	4,000,000	7,050,000

		7,503,375

Total Convertible Bonds (Cost $129,279,468)		140,821,575

Convertible Preferred Stocks—2.0%

Automobiles—0.1%
General Motors Co. Series B 4.750%, 12/01/13 (a)	40,000	1,674,000

Commercial Banks—0.4%
Fifth Third Bancorp Series G 8.500%, 12/31/49 (a)	45,000	6,390,000

Diversified Financial Services—0.5%
Bank of America Corp. Series L 7.250%, 12/31/49	3,000	2,936,700
Citigroup, Inc. 7.500%, 12/15/12	42,800	4,431,084

		7,367,784

Electric Utilities—0.3%
PPL Corp. 8.750%, 05/01/14	55,000	2,956,250
9.500%, 07/01/13 (a)	27,200	1,473,968

		4,430,218

Insurance—0.1%
Hartford Financial Services Group, Inc. Series F 7.250%, 04/01/13 (a)	83,800	1,795,834

Oil, Gas & Consumable Fuels—0.6%
Apache Corp. Series D 6.000%, 08/01/13 (a)	150,000	8,331,000
Williams Cos., Inc. (The) 5.500%, 06/01/33	6,200	1,081,565

		9,412,565

Professional Services—0.0%
Nielsen Holdings N.V. 6.250%, 02/01/13	1,140,000	664,763

Total Convertible Preferred Stocks (Cost $31,261,189)		31,735,164

Auto Components—0.5%
Cooper-Standard Holding, Inc.*(a)	188,233	8,233,311

Common Stocks—1.4%
Security Description	Shares/Par Amount†	Value

Chemicals—0.3%
LyondellBasell Industries N.V. - Class A	105,000	$4,583,250

Machinery—0.0%
Rexnord Corp.*	12,500	263,750

Metals & Mining—0.3%
Barrick Gold Corp. (a)	100,000	4,348,000

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.*	1,867,500	236,854

Pharmaceuticals—0.2%
Mylan, Inc.* (a)	80,000	1,876,000
Teva Pharmaceutical Industries, Ltd. (ADR)	7,020	316,321

		2,192,321

Software—0.1%
Informatica Corp.* (a)	35,000	1,851,500

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association* (a)	227,275	66,933

Total Common Stocks (Cost $17,483,668)		21,775,919

Preferred Stocks—0.3%

Auto Components—0.1%
Cooper-Standard Holding, Inc.* (f)	5,543	1,022,683

Capital Markets—0.1%
AMG Capital Trust I	40,000	1,986,000

Commercial Banks—0.1%
U.S. Bancorp., Series A (a) (e)	2,305	1,820,950

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association, Series S* (e)	136,300	188,094

Total Preferred Stocks (Cost $7,176,999)		5,017,727

Municipals—0.2%

Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds 6.731%, 07/01/43 (Cost $3,403,215)	3,350,000	3,954,172

Auto Components—0.0%
Cooper-Standard Holding, Inc., expires 11/27/17*	20,875	391,615

MIST-126

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Warrants—0.1%

Security Description	Shares/Par Amount†	Value

Media—0.1%
Charter Communications, Inc., expires 11/30/14* (a)	19,873	$417,333
Ion Media Second Lien Warrants , expires 12/16/18*	395	98,750
Ion Media Unsecured Debt Warrant Restricted, expires 12/16/18*	390	58,500

		574,583

Total Warrants (Cost $2,463,611)		966,198

Short-Term Investments—22.2%

Mutual Fund—21.7%
State Street Navigator Securities Lending Prime Portfolio (j)	342,570,826	342,570,826

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $8,357,007 on 04/02/12, collateralized by $8,320,000 Federal Home Loan Bank at 1.375% due 05/28/14 with a value of $8,528,000.	8,357,000	8,357,000

Total Short-Term Investments (Cost $350,927,826)		350,927,826

Total Investments—119.9% (Cost $1,840,193,467#)		1,895,887,916
Other assets and liabilities (net)—(19.9)%		(314,816,382)

Net Assets—100.0%		$1,581,071,534

*	Non-income producing security.
†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,840,193,467. The aggregate unrealized appreciation and depreciation of investments were $106,187,402 and $(50,492,953), respectively, resulting in net unrealized appreciation of $55,694,449 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $335,583,057 and the collateral received consisted of cash in the amount of $342,570,826. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $287,620.
(h)	Zero coupon bond—Interest rate represents current yield to maturity.
(i)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $420,038,303, which is 26.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(GMTN)—	Global Medium-Term Note
(MTN)—	Medium-Term Note
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

MIST-127

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized (Depreciation)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	6/20/2012	(100)	$(12,859,140)	$(12,948,438)	$(89,298)

MIST-128

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$29,106,375	$—	$29,106,375
Airlines	—	7,946,331	—	7,946,331
Auto Components	—	25,631,031	—	25,631,031
Automobiles	—	8,432,375	—	8,432,375
Biotechnology	—	1,631,250	0	1,631,250
Building Products	—	7,392,363	—	7,392,363
Capital Markets	—	29,966,379	—	29,966,379
Chemicals	—	32,177,889	—	32,177,889
Commercial Banks	—	39,143,227	—	39,143,227
Commercial Services & Supplies	—	21,361,736	—	21,361,736
Communications Equipment	—	25,693,875	—	25,693,875
Construction & Engineering	—	6,847,625	—	6,847,625
Consumer Finance	—	18,272,083	—	18,272,083
Containers & Packaging	—	34,943,378	—	34,943,378
Distributors	—	3,120,000	—	3,120,000
Diversified Consumer Services	—	3,790,000	—	3,790,000
Diversified Financial Services	—	21,317,814	600	21,318,414
Diversified Telecommunication Services	—	40,590,474	—	40,590,474
Electric Utilities	—	18,279,485	—	18,279,485
Electrical Equipment	—	13,575,241	—	13,575,241
Electronic Equipment, Instruments & Components	—	3,763,000	—	3,763,000
Energy Equipment & Services	—	28,897,108	—	28,897,108
Food & Staples Retailing	—	11,144,375	—	11,144,375
Food Products	—	13,903,576	—	13,903,576
Gas Utilities	—	14,985,754	—	14,985,754
Health Care Equipment & Supplies	—	9,618,750	—	9,618,750
Health Care Providers & Services	—	56,578,833	—	56,578,833
Hotels, Restaurants & Leisure	—	76,241,533	0	76,241,533
Household Durables	—	10,421,195	—	10,421,195
Household Products	—	3,045,000	—	3,045,000
Independent Power Producers & Energy Traders	—	17,168,535	—	17,168,535
Insurance	—	15,708,502	—	15,708,502
Internet Software & Services	—	4,905,000	—	4,905,000
IT Services	—	36,576,875	—	36,576,875
Machinery	—	51,636,845	—	51,636,845
Marine	—	2,342,156	—	2,342,156
Media	—	71,689,038	—	71,689,038
Metals & Mining	—	28,736,754	0	28,736,754
Multiline Retail	—	8,004,788	—	8,004,788
Oil, Gas & Consumable Fuels	—	157,543,442	—	157,543,442
Personal Products	—	7,301,500	—	7,301,500

MIST-129

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$11,715,100	$—	$11,715,100
Professional Services	—	1,076,250	—	1,076,250
Real Estate Investment Trusts	—	16,772,184	—	16,772,184
Real Estate Management & Development	—	5,797,846	—	5,797,846
Road & Rail	—	13,634,375	—	13,634,375
Semiconductors & Semiconductor Equipment	—	12,649,469	—	12,649,469
Software	—	10,681,274	—	10,681,274
Specialty Retail	—	20,113,722	—	20,113,722
Textiles, Apparel & Luxury Goods	—	13,837,022	—	13,837,022
Thrifts & Mortgage Finance	—	2,443,750	—	2,443,750
Trading Companies & Distributors	—	14,250,563	—	14,250,563
Wireless Telecommunication Services	—	38,369,500	—	38,369,500
Total Domestic Bonds & Debt Securities	—	1,180,772,545	600	1,180,773,145
Total Foreign Bonds & Debt Securities*	—	159,916,190	—	159,916,190
Total Convertible Bonds*	—	140,821,575	—	140,821,575
Convertible Preferred Stocks
Automobiles	1,674,000	—	—	1,674,000
Commercial Banks	6,390,000	—	—	6,390,000
Diversified Financial Services	7,367,784	—	—	7,367,784
Electric Utilities	4,430,218	—	—	4,430,218
Insurance	1,795,834	—	—	1,795,834
Oil, Gas & Consumable Fuels	9,412,565	—	—	9,412,565
Professional Services	—	664,763	—	664,763
Total Convertible Preferred Stocks	31,070,401	664,763	—	31,735,164
Common Stocks
Auto Components	8,233,311	—	—	8,233,311
Chemicals	4,583,250	—	—	4,583,250
Machinery	263,750	—	—	263,750
Metals & Mining	4,348,000	—	—	4,348,000
Paper & Forest Products	—	236,854	—	236,854
Pharmaceuticals	2,192,321	—	—	2,192,321
Software	1,851,500	—	—	1,851,500
Thrifts & Mortgage Finance	66,933	—	—	66,933
Total Common Stocks	21,539,065	236,854	—	21,775,919
Preferred Stocks
Auto Components	—	1,022,683	—	1,022,683
Capital Markets	1,986,000	—	—	1,986,000
Commercial Banks	1,820,950	—	—	1,820,950
Thrifts & Mortgage Finance	188,094	—	—	188,094
Total Preferred Stocks	3,995,044	1,022,683	—	5,017,727
Total Municipals*	—	3,954,172	—	3,954,172
Warrants
Auto Components	391,615	—	—	391,615
Media	417,333	157,250	—	574,583
Total Warrants	808,948	157,250	—	966,198
Short-Term Investments
Mutual Fund	342,570,826	—	—	342,570,826
Repurchase Agreement	—	8,357,000	—	8,357,000
Total Short-Term Investments	342,570,826	8,357,000	—	350,927,826
Total Investments	$399,984,284	$1,495,903,032	$600	$1,895,887,916

Futures Contracts**
Futures Contracts (Unrealized Depreciation)	$(89,298)	$—	$—	$(89,298)
Total Futures Contracts	$(89,298)	$—	$—	$(89,298)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-130

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ Premiums	Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at March 31, 2012
Domestic Bonds & Debt Securities
Biotechnology	$—	$—	$(10,413)	$10,413	$0	$(10,413)
Diversified Financial Services	—	35	(15,035)	15,600	600	(15,035)
Hotels, Restaurants & Leisure	—	—	—	0	0	—
Metals & Mining	—	—	—	0	0	—

Total	$—	$35	$(25,448)	$26,013	$600	$(25,448)

Domestic Bonds & Debt Securities in the amount of $26,013 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-131

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Esterline Technologies Corp.*	52,390	$3,743,789
Rockwell Collins, Inc. (a)	100,628	5,792,148

		9,535,937

Airlines—0.1%
United Continental Holdings, Inc.*	22,400	481,600

Auto Components—0.4%
Lear Corp.	34,500	1,603,905

Beverages—1.3%
Beam, Inc.	65,866	3,857,772
Dr Pepper Snapple Group, Inc.	37,100	1,491,791

		5,349,563

Building Products—0.1%
Fortune Brands Home & Security, Inc.*	17,100	377,397

Capital Markets—3.7%
Affiliated Managers Group, Inc.*	38,000	4,248,780
Lazard, Ltd. - Class A	203,400	5,809,104
LPL Investment Holdings, Inc.* (a)	55,400	2,101,876
Raymond James Financial, Inc.	90,000	3,287,700

		15,447,460

Chemicals—5.0%
Air Products & Chemicals, Inc.	39,800	3,653,640
Ashland, Inc.	108,600	6,631,116
Celanese Corp. - Series A	64,000	2,955,520
Chemtura Corp.*	116,000	1,969,680
Eastman Chemical Co.	82,200	4,248,918
International Flavors & Fragrances, Inc.	25,400	1,488,440

		20,947,314

Commercial Banks—8.3%
CIT Group, Inc.*	70,200	2,895,048
City National Corp. (a)	94,200	4,942,674
Comerica, Inc.	146,000	4,724,560
Commerce Bancshares, Inc. (a)	62,600	2,536,552
Cullen / Frost Bankers, Inc. (a)	81,100	4,719,209
Hancock Holding Co. (a)	144,400	5,127,644
M&T Bank Corp. (a)	67,500	5,864,400
Signature Bank* (a)	49,700	3,133,088
Zions Bancorp.	48,400	1,038,664

		34,981,839

Commercial Services & Supplies—1.1%
Republic Services, Inc.	152,300	4,654,288

Construction & Engineering—3.2%
Jacobs Engineering Group, Inc.*	147,000	6,522,390
URS Corp.	162,400	6,905,248

		13,427,638

Construction Materials—0.2%
Eagle Materials, Inc.	24,100	837,475

Security Description	Shares	Value

Consumer Finance—0.5%
Discover Financial Services	62,800	$2,093,752

Containers & Packaging—2.7%
Ball Corp.	84,800	3,636,224
Greif, Inc. - Class A	100,000	5,592,000
Rock-Tenn Co. - Class A	30,900	2,087,604

		11,315,828

Diversified Financial Services—0.3%
NASDAQ OMX Group, Inc. (The)*	47,900	1,240,610

Diversified Telecommunication Services—1.0%
CenturyLink, Inc.	107,300	4,147,145

Electric Utilities—1.2%
N.V. Energy, Inc.	40,600	654,472
Northeast Utilities	35,749	1,327,003
PPL Corp.	114,100	3,224,466

		5,205,941

Electrical Equipment—0.5%
AMETEK, Inc.	43,800	2,124,738

Electronic Equipment, Instruments & Components—3.1%
Anixter International, Inc.* (a)	73,200	5,309,196
Arrow Electronics, Inc.*	67,400	2,828,778
TE Connectivity, Ltd.	135,900	4,994,325

		13,132,299

Energy Equipment & Services—4.7%
Ensco plc (ADR)	80,200	4,244,986
Gulfmark Offshore, Inc. - Class A* (a)	23,200	1,066,272
Halliburton Co.	77,500	2,572,225
Rowan Cos., Inc.*	64,900	2,137,157
Superior Energy Services, Inc.*	105,100	2,770,436
Tidewater, Inc. (a)	77,800	4,202,756
Weatherford International, Ltd.*	179,200	2,704,128

		19,697,960

Food Products—2.0%
Bunge, Ltd.	113,200	7,747,408
Flowers Foods, Inc. (a)	41,600	847,392

		8,594,800

Gas Utilities—0.2%
Questar Corp.	54,400	1,047,744

Health Care Equipment & Supplies—1.0%
St. Jude Medical, Inc.	96,300	4,267,053

Health Care Providers & Services—4.7%
Cigna Corp.	119,000	5,860,750
Community Health Systems, Inc.*	121,300	2,697,712
DaVita, Inc.*	51,000	4,598,670
McKesson Corp.	62,600	5,494,402

MIST-132

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
MEDNAX, Inc.* (a)	14,413	$1,071,895

		19,723,429

Hotels, Restaurants & Leisure—0.2%
Darden Restaurants, Inc. (a)	20,400	1,043,664

Household Durables—2.9%
Garmin, Ltd. (a)	47,600	2,234,820
Harman International Industries, Inc.	117,800	5,514,218
Tupperware Brands Corp.	70,300	4,464,050

		12,213,088

Industrial Conglomerates—0.8%
Tyco International, Ltd.	64,500	3,623,610

Insurance—4.8%
ACE, Ltd.	63,900	4,677,480
Everest Re Group, Ltd.	51,202	4,737,209
Lincoln National Corp.	55,500	1,462,980
Marsh & McLennan Cos., Inc.	111,500	3,656,085
PartnerRe, Ltd.	83,000	5,634,870

		20,168,624

IT Services—2.4%
Fiserv, Inc.*	120,898	8,389,112
Western Union Co.	94,600	1,664,960

		10,054,072

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	84,100	3,743,291

Machinery—7.7%
Dover Corp.	111,500	7,017,810
Eaton Corp.	84,400	4,205,652
IDEX Corp.	95,991	4,044,101
Kennametal, Inc.	71,500	3,183,895
Nordson Corp. (a)	22,400	1,221,024
Pall Corp.	42,600	2,540,238
Parker Hannifin Corp.	34,000	2,874,700
SPX Corp.	21,048	1,631,851
Timken Co.	28,000	1,420,720
Trinity Industries, Inc.	94,300	3,107,185
Woodward, Inc. (a)	25,900	1,109,297

		32,356,473

Media—5.6%
Discovery Communications, Inc. - Class A*	85,500	4,326,300
Interpublic Group of Cos., Inc. (The)	941,400	10,741,374
Omnicom Group, Inc.	167,100	8,463,615

		23,531,289

Metals & Mining—1.8%
Carpenter Technology Corp.	44,700	2,334,681
Reliance Steel & Aluminum Co.	91,100	5,145,328

		7,480,009

Security Description	Shares	Value

Multi-Utilities—1.0%
CMS Energy Corp.	192,200	$4,228,400

Multiline Retail—1.8%
Macy’s, Inc.	197,500	7,846,675

Oil, Gas & Consumable Fuels—2.6%
El Paso Corp.	131,200	3,876,960
EQT Corp.	42,700	2,058,567
QEP Resources, Inc.	68,100	2,077,050
Range Resources Corp.	49,115	2,855,546

		10,868,123

Paper & Forest Products—1.2%
International Paper Co.	149,400	5,243,940

Pharmaceuticals—4.2%
Mylan, Inc.*	366,100	8,585,045
Par Pharmaceutical Cos., Inc.*	85,500	3,311,415
Warner Chilcott plc - Class A*	153,900	2,587,059
Watson Pharmaceuticals, Inc.*	47,073	3,156,716

		17,640,235

Professional Services—1.9%
Dun & Bradstreet Corp. (The)	42,500	3,601,025
Manpower, Inc.	95,849	4,540,367

		8,141,392

Real Estate Investment Trusts—1.4%
Alexandria Real Estate Equities, Inc.	50,100	3,663,813
Weyerhaeuser Co.	99,900	2,189,808

		5,853,621

Real Estate Management & Development—1.1%
Jones Lang LaSalle, Inc.	57,220	4,766,998

Road & Rail—1.1%
Kansas City Southern*	26,800	1,921,292
Knight Transportation, Inc. (a)	152,000	2,684,320

		4,605,612

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	75,800	3,062,320
Broadcom Corp. - Class A*	98,200	3,859,260
Lam Research Corp.*	61,500	2,744,130
Micron Technology, Inc.*	542,800	4,396,680
Xilinx, Inc.	69,735	2,540,446

		16,602,836

Software—1.2%
Adobe Systems, Inc.*	93,600	3,211,416
Intuit, Inc.	32,800	1,972,264

		5,183,680

Specialty Retail—2.3%
Guess?, Inc. (a)	102,900	3,215,625

MIST-133

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Specialty Retail—(Continued)
PetSmart, Inc.	18,200	$1,041,404
Pier 1 Imports, Inc.* (a)	301,040	5,472,907

		9,729,936

Textiles, Apparel & Luxury Goods—0.8%
Gildan Activewear, Inc. (a)	62,100	1,710,855
PVH Corp.	18,900	1,688,337

		3,399,192

Total Common Stocks (Cost $353,174,271)		418,560,475

Short-Term Investments—11.6%

Mutual Fund—10.4%
State Street Navigator Securities Lending Prime Portfolio (b)	43,727,349	43,727,349

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $5,097,004 on 04/02/12, collateralized by $4,930,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $5,201,150	$5,097,000	5,097,000

Total Short-Term Investments (Cost $48,824,349)		48,824,349

Total Investments—110.7% (Cost $401,998,620#)		467,384,824
Other assets and liabilities (net)—(10.7)%		(45,185,033)

Net Assets—100.0%		$422,199,791

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $401,998,620. The aggregate unrealized appreciation and depreciation of investments were $69,664,773 and $(4,278,569), respectively, resulting in net unrealized appreciation of $65,386,204 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $42,941,690 and the collateral received consisted of cash in the amount of $43,727,349 and non-cash collateral with a value of $422,914. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-134

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$418,560,475	$—	$—	$418,560,475
Short-Term Investments
Mutual Fund	43,727,349	—	—	43,727,349
Repurchase Agreement	—	5,097,000	—	5,097,000
Total Short-Term Investments	43,727,349	5,097,000	—	48,824,349
Total Investments	$462,287,824	$5,097,000	$—	$467,384,824

*	See Schedule of Investments for additional detailed categorizations.

MIST-135

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—96.3% of Net Assets

Security Description	Principal Amount	Value

Aerospace & Defense—1.4%
DAE Aviation Holdings, Inc. Term Loan 5.560%, 07/31/14	$5,019,357	$4,984,849
Ducommun, Inc. Term Loan 5.500%, 06/28/17	496,250	496,870
DynCorp International LLC Term Loan 6.250%, 07/07/16	1,154,823	1,155,695
Sequa Corp. Term Loan 0.000%, 12/03/14 (b)(c)	1,000,000	991,250
TransDigm Group, Inc. Term Loan 4.000%, 02/14/17	3,670,200	3,677,605

		11,306,269

Air Freight & Logistics—0.5%
Evergreen International Aviation, Inc. Term Loan 11.500%, 06/30/15	785,487	684,683
Flying Fortress, Inc. First Lien Term Loan 5.000%, 02/23/17	3,275,000	3,303,656

		3,988,339

Auto Components—3.2%
Allison Transmission, Inc. Term Loan 2.750%, 08/07/14	6,120,623	6,087,168
Delphi Corp. Term Loan 3.500%, 03/31/17	1,810,447	1,813,072
Federal-Mogul Corp. Term Loan 2.178%, 12/29/14	3,594,854	3,463,541
2.178%, 12/28/15	2,890,857	2,785,260
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 1.750%, 04/30/14	5,000,000	4,992,710
HHI Holdings LLC Term Loan 7.000%, 03/21/17	620,435	623,537
Metaldyne Co. LLC Term Loan 5.250%, 05/18/17	2,452,731	2,459,886
Schaeffler AG Term Loan 6.000%, 01/27/17	1,075,000	1,081,316
Veyance Technologies, Inc. Delayed Draw Term Loan 2.750%, 07/31/14	310,296	295,427
Term Loan 2.750%, 07/31/14	2,166,402	2,062,595

		25,664,512

Security Description	Principal Amount	Value

Automobiles—1.0%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	$5,318,597	$5,412,087
Tomkins LLC Term Loan 4.250%, 09/29/16	3,005,955	3,010,338

		8,422,425

Biotechnology—0.7%
Catalent Pharma Solutions, Inc. Extended Term Loan 4.241%, 09/15/16	2,252,699	2,232,988
Incremental Term Loan 5.250%, 09/15/17	598,500	598,500
Grifols, Inc. Term Loan 4.500%, 06/01/17	3,108,286	3,116,057

		5,947,545

Building Products—0.3%
Armstrong World Industries, Inc. Term Loan 4.000%, 03/09/18	1,265,872	1,263,815
Goodman Global Holdings, Inc. First Lien Term Loan 5.750%, 10/28/16	1,047,188	1,054,854

		2,318,669

Capital Markets—1.5%
Grosvenor Capital Management Holdings LLP Extended Term Loan 4.250%, 12/05/16	1,477,008	1,421,620
Harbourvest Partners LLC Term Loan 6.250%, 12/16/16	692,782	696,246
LPL Holdings, Inc. Term Loan 0.000%, 03/23/17 (b) (c)	950,000	931,000
LPL Investment Holdings, Inc. 4.000%, 03/22/19	2,750,000	2,751,719
Nuveen Investments, Inc. Extended Term Loan 5.750%, 05/12/17	2,023,796	2,024,429
Extended First Lien Term Loan 5.760%, 05/13/17	2,876,204	2,881,597
7.250%, 05/13/17	500,000	506,250
Sheridan Investment Partners I LLC Term Loan 6.500%, 04/20/17	488,877	489,946
Sheridan Production Partners I LLC Term Loan 6.500%, 04/20/17	104,348	104,577

		11,807,384

MIST-136

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Chemicals—4.6%
Ashland, Inc. Term Loan 3.750%, 08/23/18	$2,014,152	$2,017,614
AZ Chem US, Inc. Term Loan 7.311%, 12/22/17	1,150,852	1,166,197
Chemtura Corp. 5.500%, 08/27/16	1,200,000	1,207,876
General Chemical Corp. Term Loan 5.000%, 10/06/15	346,655	347,174
Harko C.V. Term Loan 5.750%, 08/02/17	472,625	476,563
Hexion Specialty Chemical, Inc. Extended Term Loan 4.250%, 05/05/15	2,231,845	2,206,737
4.313%, 05/05/15	968,947	958,046
Houghton International, Inc. Term Loan 6.750%, 01/29/16	1,552,497	1,559,289
Huish Detergents, Inc. Term Loan 2.250%, 04/25/14	1,484,416	1,410,195
Huntsman International LLC Term Loan 2.850%, 04/19/17	1,375,819	1,358,621
Extended Term Loan 3.359%, 04/19/17	504,601	503,129
Ineos U.S. Finance LLC Term Loan 8.001%, 12/16/14	405,932	421,789
MacDermid, Inc. Term Loan 2.241%, 04/11/14	1,742,596	1,731,433
Momentive Performance Materials, Inc. Extended Term Loan 3.750%, 05/05/15	4,038,584	3,882,089
Incremental Term Loan 0.000%, 05/29/15 (b) (c)	625,000	598,437
Norit Holdings N.V. Term Loan 6.750%, 07/07/17	1,169,125	1,177,893
Omnova Solutions, Inc. Term Loan 5.750%, 05/31/17	1,804,662	1,815,942
Polypore, Inc. Incremental Term Loan 2.250%, 07/03/14	1,957,913	1,935,887
Rockwood Specialties Group, Inc. Term Loan 3.500%, 02/09/18	1,584,000	1,596,027
Solutia, Inc. Term Loan 3.500%, 08/01/17	1,735,609	1,737,425
Styron S.A.R.L LLC Term Loan 6.000%, 08/02/17	2,271,250	2,081,033
Taminco Global Chemical Corp. Term Loan 6.250%, 02/15/19	375,000	378,164

Security Description	Principal Amount	Value

Chemicals—(Continued)
Tronox, Inc. Delayed Draw Term Loan 1.000%, 02/08/18 (b)	$166,071	$166,175
Term Loan 4.250%, 02/08/18	608,929	610,070
Unifrax Corp. Term Loan 7.000%, 11/28/18	349,125	353,267
Univar, Inc. Term Loan 5.000%, 06/30/17	5,041,200	5,058,532

		36,755,604

Commercial Services & Supplies—3.6%
ACCO Brands Corp. Term Loan 0.000%, 03/08/19 (b) (c)	1,475,000	1,477,766
Allied Security Holdings LLC First Lien Term Loan 5.250%, 02/03/17	396,000	396,743
Altegrity, Inc. Term Loan 7.750%, 02/20/15	403,152	404,790
2.992%, 02/21/15	2,018,903	1,936,465
ARAMARK Corp. Synthetic Letter of Credit 3.341%, 01/27/14	160,084	159,827
Term Loan 3.650%, 01/27/14	1,987,191	1,984,001
Extended Letter of Credit 3.341%, 07/26/16	154,267	154,019
Extended Term Loan 3.491%, 07/26/16	2,345,733	2,341,968
Brickman Group Holdings, Inc. Term Loan 7.250%, 10/14/16	715,938	722,501
ClientLogic Corp. Extended Term Loan 7.331%, 01/30/17	2,394,165	2,292,413
Delos Aircraft, Inc. Term Loan 7.000%, 03/17/16	1,075,000	1,081,649
IAP Worldwide Services, Inc. First Lien Term Loan 9.250%, 12/28/12	1,407,177	1,273,495
KAR Auction Services, Inc. Term Loan 5.000%, 05/19/17	2,803,813	2,813,452
Merrill Communications LLC Term Loan 7.500%, 12/24/12	1,593,936	1,498,300
Monitronics International, Inc. Term Loan 5.500%, 03/16/18	825,000	826,719
ServiceMaster Co. Delayed Draw Term Loan 2.750%, 07/24/14	223,370	221,224
Term Loan 2.800%, 07/24/14	2,736,528	2,710,238

MIST-137

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Commercial Services & Supplies—(Continued)
U.S. Security Holdings, Inc. Delayed Draw Term Loan 6.000%, 07/28/17	$114,100	$114,575
Term Loan 6.000%, 07/28/17	582,971	585,400
West Corp. Term Loan 2.650%, 10/24/13	2,308,117	2,308,840
4.490%, 07/15/16	747,412	751,461
4.600%, 07/15/16	2,635,133	2,646,661

		28,702,507

Communications Equipment—0.5%
CommScope, Inc. Term Loan 4.250%, 01/12/18	2,252,250	2,256,783
DG FastChannel, Inc. Term Loan 5.750%, 07/26/18	1,431,944	1,433,734
TowerCo Finance LLC Term Loan 4.500%, 02/02/17	470,250	470,838

		4,161,355

Computers & Peripherals—0.2%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18	1,503,018	1,500,200

Construction & Engineering—0.3%
Brock Holdings III, Inc. Term Loan 6.030%, 03/16/17	840,515	840,515
Colfax Corp. Term Loan 4.500%, 01/11/19	1,246,875	1,249,997
Wyle Services Corp. Term Loan 5.750%, 03/27/17	510,502	508,587

		2,599,099

Construction Materials—0.7%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17 (b)	4,929,250	4,944,654
Summit Materials I LLC Term Loan 6.000%, 01/30/19	450,000	453,937

		5,398,591

Containers & Packaging—1.7%
Berry Plastics Corp. Term Loan 2.242%, 04/03/15	3,053,755	2,987,718
BWAY Corp. Term Loan
4.500%, 02/23/18	2,190,183	2,196,134

Security Description	Principal Amount	Value

Containers & Packaging—(Continued)
4.500%, 02/23/18	$201,897	$202,445
Consolidated Container Co. LLC Term Loan 2.500%, 03/28/14	893,296	872,527
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18	2,977,138	3,018,615
6.500%, 08/09/18	3,617,284	3,667,680
Sealed Air Corp. Term Loan 4.750%, 10/03/18	615,625	623,400

		13,568,519

Distributors—1.1%
Autoparts Group Holdings, Inc. First Lien Term Loan 6.500%, 07/28/17	373,125	375,924
Michael Foods Group, Inc. Term Loan 4.250%, 02/23/18	2,338,025	2,342,409
VWR Funding, Inc. Term Loan 2.741%, 06/30/14	6,349,373	6,314,978

		9,033,311

Diversified Consumer Services—1.3%
Affinion Group, Inc. Term Loan 5.000%, 10/10/16	2,601,869	2,472,590
BAR/BRI Review Courses, Inc. Term Loan 6.000%, 06/16/17	672,469	669,107
Laureate Education, Inc. Extended Term Loan 5.250%, 08/15/18	4,950,032	4,857,219
Meritas LLC First Lien Term Loan 7.500%, 07/28/17	1,191,234	1,185,278
Weight Watchers International, Inc. Term Loan 4.000%, 03/12/19	1,275,000	1,271,630

		10,455,824

Diversified Financial Services—2.3%
Asset Acceptance Capital Corp. Term Loan 8.750%, 11/08/17	1,209,688	1,212,712
BRSP LLC Term Loan 7.500%, 06/04/14	783,110	792,899
Citco III, Ltd. Term Loan 5.500%, 06/29/18	2,061,931	2,046,467
Hamilton Lane Advisors LLC Term Loan 6.500%, 02/23/18	725,000	726,813

MIST-138

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—(Continued)
MIP Delaware LLC Term Loan 5.500%, 07/12/18	$734,561	$740,988
MSCI, Inc. Term Loan 3.500%, 03/14/17	1,771,407	1,772,514
NDS Finance, Ltd. Term Loan 4.000%, 03/12/18	1,773,719	1,778,597
Nielsen Finance LLC Term Loan 3.493%, 05/02/16	2,967,286	2,967,657
3.993%, 05/02/16	2,450,047	2,456,694
Shield Finance Co. S.A.R.L. Incremental Term Loan 7.627%, 06/15/16	496,250	499,352
Term Loan 7.752%, 06/15/16	521,125	525,033
Trans Union LLC Term Loan 4.750%, 02/12/18	2,970,000	3,002,521

		18,522,247

Diversified Telecommunication Services—2.2%
Alaska Communications Systems Holdings, Inc. Term Loan 5.500%, 10/21/16	1,110,938	1,029,469
Greeneden U.S. Holdings II LLC Term Loan 6.750%, 01/31/19	600,000	605,775
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18	9,927,487	9,991,311
MCC Iowa LLC Term Loan 1.950%, 01/30/15	1,193,946	1,155,143
NTELOS, Inc. Term Loan 4.000%, 08/07/15	1,210,021	1,208,509
Telesat Canada Term Loan 0.000%, 03/26/19 (b) (c)	3,725,000	3,728,259

		17,718,466

Electric Utilities—0.4%
Equipower Resources Holdings LLC Term Loan 5.750%, 01/26/18	361,371	340,592
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. Extended Term Loan 4.743%, 10/10/17	5,151,565	2,876,830

		3,217,422

Electrical Equipment—0.1%
Pelican Products, Inc. Term Loan 5.000%, 03/07/17	444,367	443,256

Security Description	Principal Amount	Value

Electronic Equipment, Instruments & Components—1.7%
Aeroflex, Inc. Term Loan 4.250%, 05/09/18	$2,013,156	$1,973,229
Eagle Parent, Inc. Term Loan 5.000%, 05/16/18	2,605,313	2,588,623
Generac Power Systems, Inc. Term Loan 3.750%, 02/08/19	425,000	421,104
Sensata Technologies Finance Co. LLC Term Loan 4.000%, 05/11/18	5,012,125	5,014,736
Sensus USA, Inc. First Lien Term Loan 4.750%, 05/09/17	3,143,250	3,151,108
Vantiv LLC Term Loan 2.750%, 02/27/19	450,000	450,985

		13,599,785

Energy Equipment & Services—0.9%
CCS Corp. Incremental Term Loan 6.500%, 10/17/14	523,688	526,306
Term Loan 3.241%, 11/14/14	997,396	968,617
Frac Tech International LLC Term Loan 6.250%, 05/06/16	5,544,140	5,533,745

		7,028,668

Food & Staples Retailing—2.0%
JRD Holdings, Inc. Term Loan 2.500%, 07/02/14	1,959,060	1,970,668
Pantry, Inc. (The) Term Loan 2.000%, 05/15/14	1,781,584	1,755,418
Rite Aid Corp. Term Loan 2.000%, 06/04/14	4,396,417	4,327,173
4.500%, 03/02/18	4,006,470	3,967,659
Roundy’s Supermarkets, Inc. Term Loan 5.750%, 02/08/19	950,000	957,125
SUPERVALU, Inc. Term Loan 4.500%, 04/28/18	3,195,237	3,199,890

		16,177,933

Food Products—4.0%
American Seafoods Group LLC Term Loan 4.250%, 03/08/18	431,975	421,175
Dean Foods Co. Term Loan 1.750%, 04/02/14	2,646,867	2,623,707

MIST-139

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Food Products—(Continued)
Extended Term Loan 3.250%, 04/02/14	$467,949	$465,171
Del Monte Foods Co. Term Loan 4.500%, 03/08/18	7,493,375	7,484,008
Dole Food Co., Inc. Term Loan 5.040%, 07/06/18	911,859	918,129
High Liner Foods, Inc. Term Loan 7.000%, 01/03/18	610,938	612,847
JBS USA Holdings, Inc. Term Loan 4.250%, 05/25/18	5,715,109	5,730,254
NPC International, Inc. Term Loan 5.250%, 04/12/19	650,000	650,000
Pierre Foods, Inc. First Lien Term Loan 7.000%, 09/30/16	1,559,062	1,561,011
Pinnacle Foods Holdings Corp. Term Loan 2.830%, 04/02/14	2,481,663	2,487,868
6.000%, 04/02/14	424,862	425,818
0.000%, 04/18/18 (b) (c)	275,000	276,203
Solvest, Ltd. Term Loan 5.030%, 07/06/18	1,631,751	1,642,969
U.S. Foodservice, Inc. Term Loan 2.740%, 07/03/14	3,475,334	3,360,523
Windsor Quality Food Co., Ltd. Term Loan 5.000%, 02/16/17	1,196,250	1,154,381
Wm. Bolthouse Farms, Inc. First Lien Term Loan 5.510%, 02/11/16	1,916,620	1,926,778

		31,740,842

Health Care Equipment & Supplies—3.0%
Alere, Inc. Incremental Term Loan 4.500%, 06/30/17	548,625	546,397
Term Loan 4.500%, 06/30/17	2,213,875	2,204,882
Incremental Term Loan 0.000%, 03/28/18 (b) (c)	450,000	448,875
Bausch & Lomb, Inc. Delayed Draw Term Loan 3.491%, 04/24/15	1,083,945	1,083,674
Term Loan 3.670%, 04/24/15	2,563,812	2,563,172
Biomet, Inc. Term Loan 3.380%, 03/25/15	4,897,436	4,850,700
Convatec, Inc. Term Loan 5.750%, 12/22/16	2,918,075	2,910,780

Security Description	Principal Amount	Value

Health Care Equipment & Supplies—(Continued)
DJO Finance LLC Extended Term Loan 5.241%, 11/01/16	$1,836,285	$1,824,808
Term Loan 6.250%, 09/15/17 (b)	1,550,000	1,547,740
Fresenius U.S. Finance I, Inc. Term Loan 3.250%, 09/10/14	574,690	575,050
3.250%, 09/10/14	400,994	401,244
Immucor, Inc. Term Loan 7.250%, 08/17/18	646,750	655,104
Kinetic Concepts, Inc. Term Loan 7.000%, 05/04/18	4,364,063	4,457,139

		24,069,565

Health Care Providers & Services—8.5%
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16	2,263,747	2,093,966
Ardent Medical Services, Inc. Term Loan 6.500%, 09/15/15	1,606,799	1,610,816
Aveta Holdings LLC Term Loan 8.500%, 04/14/15	1,174,852	1,176,810
Carestream Health, Inc. 5.000%, 02/25/17	2,029,000	1,993,493
CDRL MS, Inc. Term Loan 6.750%, 09/30/16	660,491	661,866
Community Health Systems, Inc. Term Loan 2.630%, 07/25/14	3,811,220	3,767,612
Extended Term Loan 3.990%, 01/25/17	5,024,138	4,960,161
CRC Health Corp. Extended Term Loan 4.970%, 11/16/15	2,093,560	1,910,374
DaVita, Inc. Term Loan 4.500%, 10/20/16	1,851,563	1,861,737
Drumm Investors LLC Term Loan 5.000%, 05/04/18	1,989,735	1,885,274
Emergency Medical Services Corp. Term Loan 5.250%, 05/25/18	4,974,887	4,986,080
Hanger Orthopedic Group, Inc. Term Loan 4.010%, 12/01/16	1,806,139	1,794,851
HCA, Inc. Extended Term Loan 2.741%, 05/01/16	950,000	927,200
3.720%, 03/31/17	4,500,000	4,425,237
3.491%, 05/01/18	4,281,543	4,203,285

MIST-140

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Health Care Providers & Services—(Continued)
Health Management Associates, Inc. Term Loan 4.500%, 11/16/18	$2,094,750	$2,081,448
Iasis Healthcare LLC 5.000%, 05/03/18	1,556,756	1,560,163
IMS Health, Inc. Term Loan 4.500%, 08/25/17	2,526,678	2,537,733
inVentiv Health, Inc. Term Loan 6.500%, 08/04/16	2,198,610	2,088,680
Incremental Term Loan 6.750%, 05/15/18	1,215,813	1,155,022
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18	1,389,500	1,337,394
Multiplan, Inc. Term Loan 4.750%, 08/26/17	2,859,532	2,836,298
Prime Healthcare Services, Inc. Term Loan 7.500%, 04/22/15	1,750,387	1,737,259
Radnet Management, Inc. Term Loan 5.750%, 04/06/16	980,000	977,550
Res-Care, Inc. Term Loan 7.750%, 12/22/16	2,028,087	1,997,666
RPI Finance Trust Term Loan 4.000%, 05/09/18	3,275,250	3,283,438
Select Medical Corp. Term Loan 5.500%, 05/25/18	3,200,813	3,128,794
Universal Health Services, Inc. Term Loan 3.753%, 11/15/16	1,197,386	1,198,134
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. Term Loan 5.000%, 01/29/16	2,702,234	2,710,003
WC Luxco S.A.R.L. Term Loan 4.250%, 03/15/18	1,135,671	1,136,170

		68,024,514

Health Care Technology—0.5%
MedAssets, Inc. Term Loan 5.250%, 11/16/16	1,363,140	1,373,790
TriZetto Group, Inc. (The) Term Loan 4.750%, 05/02/18	2,704,562	2,704,562

		4,078,352

Security Description	Principal Amount	Value

Hotels, Restaurants & Leisure—5.4%
Ameristar Casinos, Inc. Term Loan 4.000%, 04/13/18	$792,000	$793,836
Brand Energy & Infrastructure Services, Inc. Term Loan 2.500%, 02/07/14	1,857,127	1,703,914
Burger King Corp. Term Loan 4.500%, 10/19/16	5,378,686	5,378,417
Caesars Entertainment Operating Co., Inc. Extended Term Loan 5.492%, 01/26/18	3,900,000	3,528,283
Cedar Fair, L.P. Term Loan 4.000%, 12/15/17	1,929,578	1,936,887
Dave & Buster’s, Inc. Term Loan 5.500%, 06/01/16	590,492	589,016
Denny’s, Inc. Term Loan 5.250%, 09/30/16	1,224,636	1,229,994
DineEquity, Inc. 4.250%, 10/19/17	3,420,270	3,425,243
Dunkin’ Brands Group, Inc. 4.000%, 11/23/17	6,152,652	6,158,411
Isle of Capri Casinos, Inc. Term Loan 4.750%, 11/01/13	693,000	696,682
Las Vegas Sands LLC Term Loan 1.750%, 05/23/14	1,586,251	1,565,102
Delayed Draw Term Loan 1.750%, 05/23/14	325,426	321,088
2.750%, 11/23/16	578,469	558,945
Extended Term Loan 2.750%, 11/23/16	1,221,981	1,181,122
OSI Restaurant Partners LLC Revolving Term Loan 3.190%, 06/14/13	588,299	578,742
Term Loan 2.570%, 06/14/14	6,010,843	5,913,203
Penn National Gaming, Inc. Term Loan 3.750%, 07/16/18	1,066,938	1,068,382
Pinnacle Entertainment, Inc. Term Loan 4.000%, 03/19/19	550,000	552,177
Sagittarius Restaurants LLC Term Loan 7.510%, 05/18/15	261,328	262,961
SeaWorld Parks & Entertainment, Inc. Term Loan 2.991%, 02/17/16	485,402	482,975
Incremental Term Loan 0.000%, 08/17/17 (b)(c)	625,000	625,193
Term Loan 4.000%, 08/17/17	454,906	455,046

MIST-141

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Six Flags Theme Parks, Inc. Term Loan 4.250%, 12/20/18	$3,025,000	$3,026,041
Town Sports International, Inc. Term Loan 7.000%, 05/11/18	904,977	917,420

		42,949,080

Household Durables—0.5%
National Bedding Co. LLC Extended First Lien Term Loan 3.760%, 11/28/13	2,156,021	2,157,369
Yankee Candle Co., Inc. (The) Term Loan 5.250%, 02/06/14	1,668,906	1,677,584

		3,834,953

Household Products—0.4%
Spectrum Brands, Inc. Term Loan 5.000%, 06/17/16	2,966,647	2,978,377

Independent Power Producers & Energy Traders—1.7%
AES Corp. (The) Term Loan 4.250%, 06/01/18	2,425,500	2,431,273
Calpine Corp. Term Loan 4.500%, 04/02/18	4,954,500	4,940,829
Covanta Energy Corp. Term Loan 4.000%, 03/23/19	400,000	402,500
Dynegy Holdings, Inc. Term Loan 9.250%, 08/04/16	1,343,250	1,398,100
Invenergy LLC Term Loan 9.000%, 11/21/17	698,250	696,504
NRG Energy, Inc. Term Loan 4.000%, 07/02/18	4,118,875	4,117,730

		13,986,936

Industrial Conglomerates—0.1%
RGIS Holdings LLC
Delayed Draw Term Loan 2.741%, 04/30/14	11,378	11,236
Term Loan 2.741%, 04/30/14	452,501	446,844

		458,080

Insurance—2.2%
Alliant Holdings I, Inc. Term Loan 3.470%, 08/21/14	2,048,845	2,031,772

Security Description	Principal Amount	Value

Insurance—(Continued)
AmWINS Group Inc. First Lien Term Loan 4.680%, 06/08/13	$991,239	$985,663
Asurion LLC First Lien Term Loan 5.500%, 05/24/18	6,538,909	6,484,963
Second Lien Term Loan 9.000%, 05/24/19	1,050,000	1,066,013
CNO Financial Group, Inc. Term Loan 6.250%, 09/30/16	1,277,985	1,287,570
HUB International Holdings, Ltd. Delayed Draw Term Loan 2.970%, 06/13/14	180,692	178,613
Hub International, Ltd. Term Loan 2.970%, 06/13/14	2,175,022	2,160,069
Sedgwick CMS Holdings, Inc. Term Loan 5.000%, 12/30/16	992,308	991,481
USI Holdings Corp. Term Loan 2.750%, 05/05/14	2,430,373	2,391,892

		17,578,036

Internet & Catalog Retail—0.6%
FTD, Inc. Term Loan 4.750%, 06/11/18	1,191,000	1,180,578
Harbor Freight Tools USA, Inc. First Lien Term Loan 6.500%, 12/22/17	2,166,445	2,189,013
Orbitz Worldwide, Inc. Term Loan 3.320%, 07/25/14	1,788,663	1,702,584

		5,072,175

Internet Software & Services—2.6%
Ascend Learning Term Loan 7.100%, 12/06/16	1,212,755	1,200,930
Getty Images, Inc. Term Loan 6.000%, 11/13/15	575,000	577,755
5.250%, 11/07/16	4,167,928	4,193,978
Go Daddy Group, Inc. (The) Term Loan 5.500%, 12/17/18	1,393,000	1,398,224
Sabre, Inc. Term Loan 2.330%, 09/30/14	7,436,990	6,993,872
Softlayer Technologies, Inc. Term Loan 7.250%, 11/05/16	740,625	744,791
Travelport LLC Term Loan 4.970%, 08/21/15	181,324	165,685

MIST-142

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Internet Software & Services—(Continued)
Extended Delayed Draw Term Loan 5.081%, 08/21/15	$2,091,118	$1,910,759
Extended Term Loan 5.081%, 08/21/15	1,765,636	1,613,350
Web.com Group, Inc. Term Loan 7.000%, 10/27/17	2,084,271	2,070,375

		20,869,719

IT Services—3.8%
Acxiom Corp. Extended Term Loan 3.500%, 03/15/15	671,249	676,283
Attachmate Corp. Term Loan 6.500%, 04/27/17	1,950,000	1,945,735
Booz Allen Hamilton, Inc. Term Loan 3.750%, 08/03/17	321,750	323,560
Endurance International Group, Inc. (The) Term Loan 7.750%, 12/20/17	1,795,500	1,799,989
Fidelity National Information Services, Inc. Term Loan 4.250%, 07/18/16	220,437	221,952
First Data Corp. Term Loan 2.992%, 09/24/14	6,741,760	6,508,540
Extended Term Loan 4.242%, 03/23/18	1,023,844	935,538
iPayment, Inc. Term Loan 5.750%, 05/08/17	4,112,500	4,111,196
Mercury Payment Systems Canada LLC Term Loan 5.500%, 07/03/17	620,313	623,414
NeuStar, Inc. Term Loan 5.000%, 11/08/18	920,375	924,977
SkillSoft Corp. Term Loan 6.500%, 05/26/17	737,943	741,633
SunGard Data Systems, Inc. Term Loan 3.980%, 02/26/16	2,790,166	2,798,096
3.994%, 02/28/17	3,861,155	3,877,565
Sunquest Information Systems, Inc. Term Loan 6.250%, 12/16/16	1,488,750	1,492,472
Syniverse Holdings, Inc. Term Loan 5.250%, 12/21/17	1,456,563	1,464,464
TASC, Inc. Term Loan 4.500%, 12/18/15	1,287,965	1,273,475

Security Description	Principal Amount	Value

IT Services—(Continued)
VeriFone, Inc. Term Loan 4.250%, 12/28/18	$473,813	$475,649

		30,194,538

Leisure Equipment & Products—1.0%
Bombardier Recreational Products, Inc. Extended Term Loan 4.500%, 06/28/16	2,774,771	2,777,368
ClubCorp Operations, Inc. Term Loan 6.000%, 11/30/16	2,779,409	2,796,781
Fender Musical Instruments Corp. Term Loan 2.500%, 06/09/14	1,141,202	1,093,652
SRAM LLC Term Loan 4.750%, 06/07/18	1,167,268	1,168,713

		7,836,514

Life Sciences Tools & Services—1.1%
BakerCorp International, Inc. Term Loan 5.000%, 06/01/18	2,304,885	2,313,529
Education Management LLC Term Loan 0.000%, 03/29/18 (b) (c)	2,025,000	1,964,250
Medpace, Inc. Term Loan 6.500%, 06/16/17	794,000	774,150
Quintiles Transnational Corp. Term Loan 5.000%, 06/08/18	4,044,438	4,059,604

		9,111,533

Machinery—1.2%
Edwards (Cayman Islands II), Ltd. Term Loan 5.500%, 05/31/16	1,831,837	1,818,672
Husky Injection Molding Systems, Ltd. Term Loan 6.500%, 06/29/18	2,484,981	2,506,218
Manitowoc Co., Inc. (The) Term Loan 4.250%, 11/13/17	560,250	560,250
Rexnord Corp. Term Loan 5.000%, 04/02/18	3,200,000	3,204,694
Terex Corp. Term Loan 5.500%, 04/28/17	671,625	678,551
TriMas Corp. Term Loan 4.270%, 06/21/17	967,688	970,107

		9,738,492

MIST-143

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Media—9.8%
Acosta, Inc. Term Loan 4.750%, 03/01/18	$3,791,749	$3,782,270
Advantage Sales & Marketing, Inc. Term Loan 5.250%, 12/18/17	4,177,137	4,178,182
AMC Entertainment, Inc. Extended Term Loan 3.491%, 12/15/16	3,916,449	3,882,180
Term Loan 4.250%, 02/22/18	947,625	940,518
AMC Networks, Inc. Term Loan 4.000%, 12/31/18	1,736,875	1,732,533
Atlantic Broadband Finance LLC Term Loan 4.000%, 03/08/16	766,135	766,518
BBHI Acquisition LLC Term Loan 4.500%, 12/14/17	1,308,438	1,308,710
Bragg Communications, Inc. Term Loan 4.000%, 02/28/18	400,000	400,520
Carmike Cinemas, Inc. Term Loan 5.500%, 01/27/16	1,682,092	1,691,764
Catalina Marketing Corp. Term Loan 0.000%, 10/01/14 (b) (c)	1,000,000	965,000
Cengage Learning Acquisitions, Inc. Term Loan 2.490%, 07/03/14	1,964,023	1,817,423
Cequel Communications LLC Term Loan 4.000%, 02/14/19	5,175,000	5,134,573
Charter Communications Operating LLC Extended Term Loan 3.720%, 09/06/16	4,420,910	4,415,384
Cinemark USA, Inc. Extended Term Loan 3.570%, 04/29/16	2,841,855	2,852,511
Clear Channel Communications, Inc. 3.891%, 01/28/16	1,771,679	1,441,039
Crown Media Holdings, Inc. Term Loan 5.750%, 07/14/18	431,854	432,934
CSC Holdings, Inc. Extended Term Loan 1.991%, 03/29/16	2,254,000	2,238,504
Cumulus Media, Inc. Term Loan 5.750%, 09/17/18	4,910,132	4,933,455
Entercom Radio LLC Term Loan 6.280%, 11/23/18	535,333	541,356
Foxco Acquisition Sub LLC Term Loan 4.750%, 07/14/15	1,749,145	1,753,168

Security Description	Principal Amount	Value

Media—(Continued)
Instant Web, Inc. Term Loan 3.616%, 08/07/14	$1,095,028	$991,000
Delayed Draw Term Loan 3.616%, 08/07/14	114,149	103,305
Interactive Data Corp. Term Loan 4.500%, 02/12/18	1,504,504	1,508,579
Kabel Deutschland GmbH Term Loan 4.250%, 02/01/19 (b)	3,025,000	3,023,738
Language Line LLC Term Loan 6.250%, 06/20/16	2,083,775	2,096,798
LIN Television Corp. Term Loan 5.000%, 12/21/18	548,625	552,054
Live Nation Entertainment, Inc. Term Loan 4.500%, 11/07/16	2,432,906	2,436,453
LodgeNet Entertainment Corp. Term Loan 6.500%, 04/04/14 (b)	832,814	804,359
Mediacom Broadband LLC 4.500%, 10/23/17	1,965,000	1,963,772
Mediacom LLC Term Loan 4.500%, 10/23/17	492,481	492,276
National CineMedia LLC Term Loan 1.923%, 02/13/15	2,200,000	2,184,189
Nexstar Broadcasting, Inc. Term Loan 5.000%, 09/30/16	494,979	496,835
Raycom TV Broadcasting, Inc. Term Loan 4.500%, 05/31/17	818,813	806,530
Regal Cinemas, Inc. Term Loan 3.370%, 08/23/17	2,542,813	2,537,516
Rovi Solutions Corp. Term Loan 0.000%, 03/28/19 (b) (c)	800,000	796,000
Sinclair Television Group, Inc. Term Loan 4.000%, 10/28/16	337,181	336,842
Incremental Term Loan 0.000%, 12/15/16 (b) (c)	361,745	361,381
Univision Communications, Inc. Term Loan 2.244%, 09/29/14	474,481	468,748
Extended Term Loan 4.491%, 03/31/17	5,570,711	5,176,878
UPC Financing Partnership Term Loan 3.744%, 12/30/16	728,489	726,668
3.744%, 12/29/17	3,300,000	3,285,562
4.750%, 12/29/17	375,000	375,391
Zuffa LLC Term Loan 2.250%, 06/19/15	1,665,039	1,622,026

		78,355,442

MIST-144

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Metals & Mining—1.7%
Grede Holdings LLC Term Loan 0.000%, 03/30/17 (b) (c)	$800,000	$784,000
JMC Steel Group Term Loan 4.750%, 04/03/17	3,504,726	3,513,487
Noranda Aluminum Acquisition Corp. Term Loan 5.750%, 02/24/19	1,000,000	1,008,750
Novelis, Inc. Term Loan 4.000%, 03/10/17	2,824,350	2,821,715
Incremental Term Loan 4.000%, 03/10/17	621,875	621,295
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	471,438	471,438
Walter Energy, Inc. Term Loan 4.000%, 04/02/18	4,547,166	4,534,189

		13,754,874

Multiline Retail—0.6%
99 Cents Only Stores Term Loan 7.750%, 01/11/19	972,563	992,318
Dollar General Corp. Term Loan 2.992%, 07/07/14	3,000,000	3,007,392
Savers, Inc. Term Loan 4.250%, 03/03/17	836,804	838,143

		4,837,853

Oil, Gas & Consumable Fuels—1.8%
Buffalo Gulf Coast Terminals LLC Term Loan 7.500%, 10/31/17	522,375	524,987
Citgo Petroleum Corp. Term Loan 8.000%, 06/24/15	119,375	119,972
9.000%, 06/23/17	1,572,000	1,613,265
Crestwood Holdings LLC Term Loan 9.750%, 03/20/18	1,100,000	1,121,541
Energy Transfer Equity L.P. Term Loan 2.750%, 03/21/17	2,550,000	2,504,845
Gibson Energy Term Loan 5.750%, 06/15/18	1,935,375	1,949,407
MEG Energy Corp. Term Loan 4.000%, 03/16/18	1,915,375	1,915,183
Obsidian Natural Gas Trust Term Loan 7.000%, 11/02/15	3,094,835	3,118,046

Security Description	Principal Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Oxbow Carbon and Mineral Holdings LLC Extended Term Loan 3.850%, 05/08/16	$1,710,398	$1,721,088

		14,588,334

Personal Products—0.7%
NBTY, Inc. Term Loan 4.250%, 10/02/17	5,565,571	5,579,486
Prestige Brands, Inc. Term Loan 5.300%, 01/31/19	457,008	460,578

		6,040,064

Pharmaceuticals—1.1%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17	1,283,750	1,284,819
Capsugel Healthcare, Ltd. Term Loan 5.250%, 08/01/18	1,212,217	1,223,961
Endo Pharmaceuticals Holdings, Inc. 4.000%, 06/18/18	474,830	475,721
Pharmaceutical Product Development, Inc. Term Loan 6.250%, 12/05/18	1,870,313	1,893,691
Valeant Pharmaceuticals International, Inc. Term Loan 3.750%, 02/08/19	950,000	943,766
Warner Chilcott Co. LLC Term Loan 3.750%, 03/17/16	398,000	397,801
4.250%, 03/15/18	2,477,829	2,478,917

		8,698,676

Real Estate Management & Development—0.7%
CB Richard Ellis Services, Inc. Term Loan 3.491%, 03/05/18	497,668	495,594
3.742%, 09/04/19	3,447,520	3,433,154
RE/MAX International, Inc. Term Loan 5.500%, 04/15/16	1,769,702	1,767,490

		5,696,238

Road & Rail—0.7%
Hertz Corp. (The) Term Loan 3.750%, 03/09/18	2,574,000	2,569,979
RailAmerica, Inc. Term Loan 4.000%, 03/01/19	750,000	750,704
Swift Transportation Co., Inc. Term Loan 5.000%, 12/15/17	1,925,000	1,940,040

		5,260,723

MIST-145

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Semiconductors & Semiconductor Equipment—1.6%
Freescale Semiconductor, Inc. Extended Term Loan 4.494%, 12/01/16	$5,342,321	$5,212,102
Microsemi Corp. Term Loan 4.000%, 02/02/18	1,517,431	1,520,277
NXP B.V. Term Loan 4.500%, 03/03/17	1,980,000	1,943,701
5.500%, 03/03/17	995,000	976,759
Incremental Term Loan 5.250%, 03/19/19	1,575,000	1,563,187
Semtech Corp. Term Loan 4.250%, 03/15/17	400,000	400,000
Spansion, Inc. Term Loan 4.750%, 02/09/15	1,468,785	1,469,090

		13,085,116

Software—3.2%
Applied Systems, Inc. First Lien Term Loan 5.530%, 12/08/16	913,438	911,154
Aspect Software, Inc. Term Loan 6.250%, 05/06/16	2,458,627	2,475,673
CCC Information Services, Inc. Term Loan 5.500%, 11/11/15	906,979	911,226
Cinedigm Digital Funding I LLC Term Loan 5.250%, 04/29/16	1,660,544	1,657,431
Infor Enterprise Solutions Holdings, Inc. Extended Dollar Term Loan 4.970%, 07/28/15	2,390,823	2,378,869
Extended Term Loan 5.970%, 07/28/15	3,336,897	3,321,604
Extended Delayed Draw Term Loan 5.970%, 07/28/15	1,029,717	1,024,569
Kronos, Inc. First Lien Term Loan 5.329%, 06/09/17	1,488,074	1,487,126
Term Loan 6.250%, 12/28/17	773,063	772,570
Mitchell International, Inc First Lien Term Loan 2.500%, 03/28/14	2,068,617	2,016,902
Rocket Software, Inc. Term Loan 7.000%, 02/08/18	423,938	425,262
SafeNet, Inc. Term Loan 2.741%, 04/12/14	2,807,822	2,751,666
Serena Software, Inc. Term Loan 0.000%, 03/10/16 (b)(c)	325,000	320,125

Security Description	Principal Amount	Value

Software—(Continued)
Extended Term Loan 4.475%, 03/10/16	$1,700,000	$1,657,500
Sophia L.P. Term Loan 6.250%, 07/19/18	1,325,000	1,347,525
SymphonyIRI Group, Inc. Term Loan 5.000%, 12/01/17	794,000	794,165
Vertafore, Inc. Term Loan 5.250%, 07/29/16	1,062,805	1,058,376

		25,311,743

Specialty Retail—3.2%
1-800 Contacts, Inc. Term Loan 7.700%, 03/04/15	894,530	901,239
AMSCAN Holdings, Inc. Term Loan 6.750%, 12/04/17	3,469,868	3,482,144
General Nutrition Centers, Inc. Term Loan 4.250%, 03/02/18	5,026,555	5,024,449
Jo-Ann Stores, Inc. Term Loan 4.750%, 03/16/18	2,796,659	2,784,074
Michael Stores, Inc. Extended Term Loan 5.070%, 07/29/16	2,814,411	2,826,065
Neiman Marcus Group, Inc. (The) Term Loan 4.750%, 05/16/18	4,050,000	4,047,469
Pep Boys-Manny, Moe & Jack (The) Term Loan 2.490%, 10/28/13	1,444,251	1,444,243
PETCO Animal Supplies, Inc. Term Loan 4.500%, 11/24/17	3,738,848	3,738,448
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18	1,335,632	1,340,974

		25,589,105

Textiles, Apparel & Luxury Goods—0.8%
J. Crew Group, Inc. Term Loan 4.750%, 03/07/18	3,697,063	3,639,958
Phillips-Van Heusen Corp. Term Loan 3.500%, 05/06/16	346,235	347,749
Visant Holding Corp. Term Loan 5.250%, 12/22/16	1,886,120	1,837,002
Warnaco, Inc. Term Loan 3.750%, 06/15/18	446,625	447,741

		6,272,450

MIST-146

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Senior Floating-Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Trading Companies & Distributors—0.2%
Beacon Sales Acquisition, Inc. Term Loan 3.070%, 09/30/13	$1,465,548	$1,455,015

Wireless Telecommunication Services—1.4%
Cellular South, Inc. Term Loan 4.500%, 07/27/17	794,000	797,970
Crown Castle International Corp. Term Loan 4.000%, 01/31/19	1,795,500	1,788,517
MetroPCS Wireless, Inc. Term Loan 4.071%, 11/03/16	2,171,588	2,161,119
4.000%, 03/16/18	5,441,180	5,411,253
SBA Finance Term Loan 3.750%, 06/29/18	868,438	868,438

		11,027,297

Total Senior Floating-Rate Interests (Cost $770,073,416)		770,832,566

Short-Term Investment—4.4%

Repurchase Agreement —4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $35,568,030 on 04/02/12, collateralized by 34,315,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $36,284,269.	35,568,000	35,568,000

Total Short-Term Investment (Cost $35,568,000)		35,568,000

Total Investments—100.7% (Cost $805,641,416)		806,400,566
Less Unfunded Loan Commitments—(0.0)% (Cost $(166,071))		(166,071)

Net Investments—100.7% (Cost $805,475,345#)		806,234,495
Other assets and liabilities (net)—(0.7)%		(5,541,460)

Net Assets—100.0%		$800,693,035

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $805,475,345. The aggregate unrealized appreciation and depreciation of investments were $6,107,612 and $(5,348,462), respectively, resulting in net unrealized appreciation of $759,150 for federal income tax purposes.
(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	This loan will settle after March 31, 2012, at which time the interest rate will be determined.

MIST-147

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating-Rate Interests*	$—	$770,832,566	$—	$770,832,566
Total Short-Term Investment*	—	35,568,000	—	35,568,000
Total Investments	$—	$806,400,566	$—	$806,400,566

*	See Schedule of Investments for additional detailed categorizations.

MIST-148

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—38.5% of Net Assets

Security Description	Par Amount†	Value

Airlines—0.3%
American Airlines, Inc. 7.500%, 03/15/16 (144A) (a)	1,700,000	$1,508,750

Auto Components—0.5%
Goodyear Tire & Rubber Co. (The) 8.250%, 08/15/20 (b)	600,000	640,500
7.000%, 05/15/22 (b)	1,500,000	1,466,250

		2,106,750

Automobiles—0.5%
Chrysler Group LLC 8.000%, 06/15/19 (b)	350,000	353,500
Chrysler Group LLC / CG Co. - Issuer Inc. 8.250%, 06/15/21 (b)	1,700,000	1,725,500

		2,079,000

Biotechnology—0.1%
Grifols, Inc. 8.250%, 02/01/18	400,000	435,000

Chemicals—0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (b)	900,000	936,000

Commercial Banks—3.6%
CIT Group, Inc. 7.000%, 05/04/15 (144A)	2,400,000	2,405,880
7.000%, 05/02/16 (144A)	8,600,000	8,643,000
7.000%, 05/02/17 (144A)	3,785,000	3,799,194
M&T Bank Corp. 6.875%, 06/15/16 (144A)	1,000,000	1,001,103

		15,849,177

Commercial Services & Supplies—0.2%
United Rentals North America, Inc. 8.375%, 09/15/20 (b)	900,000	936,000

Communications Equipment—0.5%
CommScope, Inc. 8.250%, 01/15/19 (144A)	300,000	321,000
ViaSat, Inc. 6.875%, 06/15/20 (144A)	2,000,000	2,060,000

		2,381,000

Construction Materials—0.2%
Vulcan Materials Co. 7.500%, 06/15/21	700,000	778,750

Consumer Finance—0.6%
Ally Financial, Inc. 6.250%, 12/01/17 (b)	500,000	516,744
8.000%, 03/15/20	1,000,000	1,115,000
Ford Motor Credit Co. LLC 12.000%, 05/15/15	800,000	994,000

		2,625,744

Security Description	Par Amount†	Value

Containers & Packaging—0.9%
Berry Plastics Corp. 9.750%, 01/15/21 (b)	250,000	$274,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.875%, 08/15/19 (144A)	1,200,000	1,296,000
9.875%, 08/15/19 (144A) (b)	800,000	819,000
9.875%, 08/15/19 (144A)	600,000	614,250
8.250%, 02/15/21 (144A)	1,150,000	1,086,750

		4,090,375

Diversified Financial Services—2.7%
Antero Resources Finance Corp. 9.375%, 12/01/17	700,000	761,250
7.250%, 08/01/19 (144A)	1,000,000	1,035,000
Bank of America Corp. 8.125%, 05/15/18 (b)	1,500,000	1,546,245
CDW LLC/CDW Finance Corp. 12.535%, 10/12/17	500,000	545,625
8.500%, 04/01/19	2,900,000	3,095,750
JPMorgan Chase & Co. Series 1 7.900%, 04/30/18	4,250,000	4,672,118

		11,655,988

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 8.500%, 04/15/20 (b)	400,000	423,000

Electric Utilities—0.8%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.250%, 11/01/15	9,500,000	2,220,625
10.500%, 11/01/16 (b) (c)	62,754	12,865
11.500%, 10/01/20 (144A)	1,000,000	657,500
15.000%, 04/01/21 (b)	1,255,000	470,625

		3,361,615

Electronic Equipment, Instruments & Components—0.3%
Sanmina-SCI Corp. 7.000%, 05/15/19 (144A)	1,000,000	1,025,000
Sterling Merger, Inc. 11.000%, 10/01/19 (144A)	400,000	424,000

		1,449,000

Energy Equipment & Services—0.2%
SESI LLC 6.875%, 06/01/14 (b)	790,000	795,925

Food & Staples Retailing—0.2%
SUPERVALU, Inc. 8.000%, 05/01/16 (b)	1,000,000	1,052,500

Food Products—0.6%
Dean Foods Co. 9.750%, 12/15/18 (b)	1,000,000	1,111,250
JBS USA LLC / JBS USA Finance, Inc. 11.625%, 05/01/14	560,000	653,800
8.250%, 02/01/20 (144A) (b)	700,000	721,000

		2,486,050

MIST-149

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—3.4%
Community Health Systems, Inc. 8.875%, 07/15/15 (b)	207,000	$214,762
HCA, Inc. 6.375%, 01/15/15	750,000	795,000
8.500%, 04/15/19	600,000	669,750
6.500%, 02/15/20	2,600,000	2,736,500
7.500%, 02/15/22 (b)	2,600,000	2,775,500
Health Management Associates, Inc. 7.375%, 01/15/20 (144A)	200,000	205,000
Tenet Healthcare Corp. 9.250%, 02/01/15 (b)	3,900,000	4,348,500
8.000%, 08/01/20 (b)	1,400,000	1,449,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, 02/01/18	1,200,000	1,230,000
7.750%, 02/01/19 (b)	500,000	500,000

		14,924,012

Hotels, Restaurants & Leisure—1.6%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,000,000	1,095,000
Caesars Operating Escrow LLC/Caesars Escrow Corp. 8.500%, 02/15/20 (144A)	600,000	612,000
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 01/15/16	400,000	424,000
10.750%, 01/15/17 (b) (c)	1,339,535	1,490,233
ClubCorp Club Operations, Inc. 10.000%, 12/01/18 (b)	1,500,000	1,575,000
MGM Resorts International 6.750%, 04/01/13	200,000	207,250
10.000%, 11/01/16 (b)	1,500,000	1,687,500

		7,090,983

Household Durables—0.1%
KB Home 6.250%, 06/15/15	400,000	394,000

Independent Power Producers & Energy Traders—2.0%
Calpine Corp. 7.250%, 10/15/17 (144A)	1,000,000	1,065,000
7.875%, 07/31/20 (144A)	600,000	655,500
7.500%, 02/15/21 (144A)	1,000,000	1,072,500
7.875%, 01/15/23 (144A)	1,000,000	1,085,000
Dynegy Holdings LLC 7.500%, 06/01/15 (a)	2,500,000	1,662,500
8.375%, 05/01/16 (a)	1,430,000	958,100
7.750%, 06/01/19 (a)	782,000	518,075
GenOn Energy, Inc. 7.625%, 06/15/14 (b)	750,000	759,375
7.875%, 06/15/17 (b)	1,300,000	1,140,750

		8,916,800

IT Services—3.5%
First Data Corp. 9.875%, 09/24/15	161,000	162,610

Security Description	Par Amount†	Value

IT Services—(Continued)
10.550%, 09/24/15	1,750,000	$1,785,000
11.250%, 03/31/16 (b)	4,900,000	4,459,000
8.250%, 01/15/21 (144A)	3,465,000	3,404,362
12.625%, 01/15/21	3,222,000	3,246,165
8.750%, 01/15/22 (144A) (c)	1,217,000	1,180,490
SunGard Data Systems, Inc.
7.625%, 11/15/20 (b)	1,000,000	1,072,500

		15,310,127

Machinery—1.1%
Manitowoc Co., Inc. (The) 9.500%, 02/15/18	800,000	888,000
RBS Global, Inc./Rexnord LLC 11.750%, 08/01/16 (b)	500,000	530,625
8.500%, 05/01/18	2,200,000	2,370,500
Terex Corp. 8.000%, 11/15/17 (b)	1,000,000	1,040,000

		4,829,125

Media—3.9%
Cablevision Systems Corp. 7.750%, 04/15/18	1,000,000	1,050,000
8.000%, 04/15/20 (b)	1,000,000	1,062,500
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/16	1,466,756	1,675,769
CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 06/01/20	2,000,000	2,180,000
6.500%, 04/30/21	1,000,000	1,040,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625%, 11/15/17 (144A)	1,200,000	1,294,500
Clear Channel Communications, Inc. 9.000%, 03/01/21	4,000,000	3,620,000
Clear Channel Worldwide Holdings, Inc. Series B 9.250%, 12/15/17	600,000	660,750
CSC Holdings LLC
6.750%, 11/15/21 (144A)	4,000,000	4,185,000
Dex One Corp.
12.000%, 01/29/17 (c)	461,677	137,349

		16,905,868

Metals & Mining—0.2%
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, 07/15/19 (144A)	1,000,000	1,050,000

Oil, Gas & Consumable Fuels—5.5%
Arch Coal, Inc. 7.250%, 06/15/21 (144A) (b)	2,200,000	2,040,500
ATP Oil & Gas Corp. 11.875%, 05/01/15 (b)	1,000,000	735,000
Bill Barrett Corp. 7.000%, 10/15/22	1,000,000	967,500
Chesapeake Energy Corp. 6.875%, 08/15/18	700,000	724,500
7.250%, 12/15/18	2,000,000	2,145,000

MIST-150

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Chesapeake Energy Corp. 6.775%, 03/15/19 (b)	2,000,000	$1,987,500
6.875%, 11/15/20 (b)	885,000	918,188
CONSOL Energy, Inc. 8.250%, 04/01/20	700,000	735,000
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,000,000	1,087,500
EXCO Resources, Inc. 7.500%, 09/15/18	1,400,000	1,253,000
Forest Oil Corp. 7.250%, 06/15/19 (b)	532,000	522,690
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	1,300,000	1,407,250
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, 03/15/18	1,000,000	945,000
Peabody Energy Corp. 6.250%, 11/15/21 (144A)	750,000	738,750
Sabine Pass LNG LP 7.250%, 11/30/13	150,000	159,000
Samson Investment Co. 9.750%, 02/15/20 (144A)	1,800,000	1,824,750
SandRidge Energy, Inc. 4.093%, 04/01/14 (d)	1,375,000	1,369,123
8.000%, 06/01/18 (144A)	1,290,000	1,322,250
7.500%, 03/15/21	2,200,000	2,178,000
W&T Offshore, Inc. 8.500%, 06/15/19 (b)	800,000	850,000

		23,910,501

Semiconductors & Semiconductor Equipment—1.7%
Freescale Semiconductor, Inc. 10.125%, 12/15/16	139,000	148,730
10.125%, 03/15/18 (144A) (b)	2,122,000	2,376,640
8.050%, 02/01/20 (b)	1,500,000	1,515,000
10.750%, 08/01/20 (b)	3,016,000	3,400,540

		7,440,910

Software—0.1%
Lawson Software, Inc. 9.375%, 04/01/19 (144A)	300,000	300,000

Specialty Retail—0.3%
Academy, Ltd./Academy Finance Corp. 9.250%, 08/01/19 (144A) (b)	1,400,000	1,443,750

Textiles, Apparel & Luxury Goods—0.3%
Visant Corp. 10.000%, 10/01/17	1,400,000	1,314,250

Trading Companies & Distributors—0.2%
UR Financing Escrow Corp. 7.625%, 04/15/22 (144A)	1,000,000	1,030,000

Wireless Telecommunication Services—2.1%
Cricket Communications, Inc. 7.750%, 10/15/20	2,500,000	2,465,625
Sprint Nextel Corp. 9.125%, 03/01/17 (144A)	1,700,000	1,695,750

Security Description	Shares/Par Amount†	Value

Wireless Telecommunication Services—(Continued)
Sprint Nextel Corp. 9.000%, 11/15/18 (144A)	2,500,000	$2,750,000
11.500%, 11/15/21 (144A) (b)	2,000,000	2,155,000

		9,066,375

Total Domestic Bonds & Debt Securities (Cost $165,462,873)		168,877,325

Common Stocks—36.9%

Aerospace & Defense—0.3%
Boeing Co. (The)	17,050	1,268,008

Automobiles—0.0%
Escrow GM Corp. Senior*	15,000	—

Beverages—0.9%
Diageo plc	60,000	1,444,740
PepsiCo, Inc.	36,260	2,405,851

		3,850,591

Chemicals—0.2%
LyondellBasell Industries N.V. - Class A	25,000	1,091,250

Commercial Banks—3.5%
Banco Santander S.A.	105,862	813,839
Barclays plc	258,020	974,447
CIT Group, Inc.*	30,821	1,271,058
HSBC Holdings plc	250,000	2,219,100
M&T Bank Corp.(b)	30,000	2,606,400
Wells Fargo & Co.	221,990	7,578,739

		15,463,583

Communications Equipment—0.2%
Cisco Systems, Inc.	50,000	1,057,500

Diversified Financial Services—2.3%
Bank of America Corp. (b)	363,720	3,480,800
Citigroup, Inc. (b)	34,984	1,278,665
JPMorgan Chase & Co.	120,000	5,517,600

		10,277,065

Diversified Telecommunication Services—1.8%
AT&T, Inc.	128,740	4,020,550
CenturyLink, Inc. (b)	30,000	1,159,500
France Telecom S.A.	27,290	404,826
Frontier Communications Corp. (b)	50,000	208,500
Telstra Corp., Ltd.	500,000	1,704,276
Vivendi	21,393	393,192

		7,890,844

Electric Utilities—5.8%
American Electric Power Co., Inc.	60,000	2,314,800
Duke Energy Corp. (b)	150,000	3,151,500
Entergy Corp.	40,000	2,688,000
Exelon Corp.	69,800	2,736,858
FirstEnergy Corp. (b)	50,000	2,279,500

MIST-151

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
NextEra Energy, Inc. (b)	60,000	$3,664,800
Pinnacle West Capital Corp. (b)	15,000	718,500
PPL Corp.	55,000	1,554,300
Progress Energy, Inc. (b)	60,000	3,186,600
Southern Co. (b)	65,000	2,920,450

		25,215,308

Electronic Equipment, Instruments & Components—0.1%
Corning, Inc.	40,000	563,200

Energy Equipment & Services—0.6%
Baker Hughes, Inc.	15,000	629,100
Schlumberger, Ltd.	20,000	1,398,600
Weatherford International, Ltd.*	50,000	754,500

		2,782,200

Gas Utilities—0.2%
AGL Resources, Inc.	20,000	784,400

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc.* (b)	80,000	44,800

Industrial Conglomerates—1.4%
General Electric Co.	300,000	6,021,000

Insurance—0.3%
QBE Insurance Group, Ltd.	80,000	1,176,912

Machinery—0.2%
Caterpillar, Inc.	10,000	1,065,200

Media—0.4%
Comcast Corp. - Class A (b)	50,000	1,500,500
Dex One Corp.* (b)	43,546	61,835

		1,562,335

Metals & Mining—0.7%
AngloGold Ashanti, Ltd. (ADR) (b)	20,000	738,400
Barrick Gold Corp.	40,000	1,739,200
Nucor Corp. (b)	10,000	429,500

		2,907,100

Multi-Utilities—3.9%
Dominion Resources, Inc. (b)	40,000	2,048,400
PG&E Corp. (b)	110,000	4,775,100
Public Service Enterprise Group, Inc.	100,000	3,061,000
Sempra Energy (b)	60,000	3,597,600
TECO Energy, Inc. (b)	80,000	1,404,000
Xcel Energy, Inc. (b)	91,927	2,433,308

		17,319,408

Multiline Retail—0.4%
Target Corp. (b)	30,000	1,748,100

Office Electronics—0.2%
Xerox Corp. (b)	100,000	808,000

Security Description	Shares/Par Amount†	Value

Oil, Gas & Consumable Fuels—5.4%
Alpha Natural Resources, Inc.* (b)	10,000	$152,100
BP plc (ADR)	80,000	3,600,000
Callon Petroleum Co.* (b)	20,471	128,763
Canadian Oil Sands, Ltd. (b)	179,700	3,790,554
Chesapeake Energy Corp. (b)	35,000	810,950
Chevron Corp.	20,000	2,144,800
ConocoPhillips	65,000	4,940,650
Exxon Mobil Corp. (b)	46,744	4,054,107
Royal Dutch Shell plc (ADR)	40,000	2,805,200
Spectra Energy Corp. (b)	40,000	1,262,000

		23,689,124

Pharmaceuticals—5.9%
Johnson & Johnson	85,000	5,606,600
Merck & Co., Inc.	205,230	7,880,832
Pfizer, Inc.	195,170	4,422,552
Roche Holding AG	45,000	7,834,803

		25,744,787

Real Estate Investment Trusts—0.2%
Westfield Retail Trust	272,200	727,656

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	180,000	5,059,800

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association* (b)	6,909	2,035

Wireless Telecommunication Services—0.8%
SK Telecom Co., Ltd. (ADR)	26,090	362,912
Vodafone Group plc	1,201,330	3,317,027

		3,679,939

Total Common Stocks (Cost $147,037,902)		161,800,145

Foreign Bonds & Debt Securities—6.1%

Chemicals—0.9%
Ineos Finance plc 8.375%, 02/15/19 (144A)	700,000	742,000
Ineos Group Holdings, Ltd. 7.875%, 02/15/16 (144A) (EUR)	158,000	186,491
Kerling plc 10.625%, 02/01/17 (144A) (EUR)	1,100,000	1,459,734
Kinove German Bondco GmbH 10.000%, 06/15/18 (144A) (EUR)	1,000,000	1,387,048

		3,775,273

Commercial Services & Supplies—0.8%
CEVA Group plc 8.375%, 12/01/17 (144A)	900,000	895,500
11.500%, 04/01/18 (144A)	1,400,000	1,393,000
12.750%, 03/31/20 (144A)	1,500,000	1,402,500

		3,691,000

MIST-152

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)
Security Description	Par Amount†	Value

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (b)	1,200,000	$1,200,000

Construction Materials—0.4%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A) (b)	2,000,000	1,895,000

Diversified Financial Services—1.0%
Petroplus Finance, Ltd. 6.750%, 05/01/14 (144A) (a) (b)	1,000,000	395,000
7.000%, 05/01/17 (144A) (a) (b)	1,070,000	422,650
9.375%, 09/15/19 (144A) (a)	1,340,000	529,300
UPCB Finance III, Ltd. 6.625%, 07/01/20 (144A)	1,000,000	1,025,000
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	1,000,000	1,062,500
UPCB Finance VI, Ltd. 6.875%, 01/15/22 (144A)	1,000,000	1,037,500

		4,471,950

Diversified Telecommunication Services—0.5%
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21 (b)	1,500,000	1,584,375
Virgin Media Secured Finance plc 7.000%, 01/15/18 (GBP)	400,000	684,586

		2,268,961

Energy Equipment & Services—0.5%
CHC Helicopter S.A. 9.250%, 10/15/20 (144A)	1,000,000	997,500
Compagnie Generale de Geophysique-Veritas 6.500%, 06/01/21	1,000,000	1,025,000

		2,022,500

Food Products—0.4%
Boparan Holdings, Ltd. 9.750%, 04/30/18 (144A) (EUR)	500,000	686,855
9.875%, 04/30/18 (144A) (GBP)	500,000	815,746

		1,502,601

Metals & Mining— 0.6%
FMG Resources (August 2006) Pty, Ltd. 6.875%, 02/01/18 (144A)	2,500,000	2,512,500

Oil, Gas & Consumable Fuels—0.7%
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	1,100,000	1,064,250
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	1,500,000	1,566,000
PetroBakken Energy, Ltd. 8.625%, 02/01/20 (144A)	500,000	522,500

		3,152,750

Total Foreign Bonds & Debt Securities (Cost $28,029,809)		26,492,535

Loan Participation—5.2%
Security Description	Principal Amount†	Value

Automobiles—0.5%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	2,183,500	$2,221,962

Electric Utilities—1.3%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan 4.743%, 10/10/17	10,097,729	5,635,795

Health Care Equipment & Supplies—0.2%
Kinetic Concepts, Inc. Term Loan 7.000%, 05/04/18	997,500	1,018,961

Independent Power Producers & Energy Traders—1.2%
Dynegy Holdings, Inc. Term Loan 9.250%, 08/04/16	4,975,000	5,177,631

IT Services—0.5%
First Data Corp. Extended Term Loan 3.044%, 03/24/17	1,278,856	1,226,505
SRA International, Inc. Term Loan 6.500%, 07/20/18	908,571	907,436

		2,133,941

Media—0.6%
Clear Channel Communications, Inc. Term Loan 3.891%, 01/28/16	707,967	575,145
Cumulus Media, Inc. Second Lien Term Loan 7.500%, 09/16/19	2,000,000	2,032,920
Supermedia, Inc. Term Loan 0.000%, 12/31/15 (e)	130,943	2,292
11.000%, 12/31/15	95,020	51,786

		2,662,143

Real Estate Investment Trusts—0.6%
iStar Financial, Inc. Term Loan 7.000%, 06/30/14	2,500,000	2,500,263

Software—0.3%
Sophia L.P. Term Loan 0.000%, 07/19/18 (e)	1,500,000	1,525,005

Total Loan Participation (Cost $24,518,307)		22,875,701

MIST-153

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Preferred Stocks—3.9%
Security Description	Shares/Par Amount†	Value

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13 (b)	25,000	$1,046,250

Commercial Banks—0.7%
Wells Fargo & Co. Series L 7.500%, 12/31/49	2,800	3,126,760

Diversified Financial Services—1.5%
Bank of America Corp. Series L 7.250%, 12/31/49	4,500	4,405,050
Citigroup, Inc. 7.500%, 12/15/12	20,000	2,070,600

		6,475,650

Electric Utilities—0.1%
NextEra Energy, Inc. 8.375%, 06/01/12 (b)	10,000	503,000

Health Care Providers & Services—0.2%
Tenet Healthcare Corp. 7.000%, 10/01/12	1,100	962,500

Metals & Mining—0.2%
AngloGold Ashanti Holdings Finance plc 6.000%, 09/15/13 (b)	20,000	861,200

Oil, Gas & Consumable Fuels—0.8%
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	1,500	1,526,250
SandRidge Energy, Inc. 7.000%, 12/31/49	15,000	1,835,625

		3,361,875

Real Estate Investment Trusts—0.2%
FelCor Lodging Trust, Inc. 1.950%, 12/31/49 (b)	34,000	880,600

Total Convertible Preferred Stocks (Cost $15,047,026)		17,217,835

Convertible Bonds—0.6%

Construction Materials—0.3%
Cemex S.A.B. de C.V. 3.250%, 03/15/16	900,000	852,750
3.750%, 03/15/18	570,000	540,075

		1,392,825

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc. 4.250%, 08/15/18 (144A)	1,000,000	1,016,250

Total Convertible Bonds (Cost $2,468,466)		2,409,075

Mortgage-Backed Securities—0.3%
Security Description	Shares/Par Amount†	Value

Commercial Mortgage-Backed Securities—0.3%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (d)	1,418,264	$1,327,128

Total Mortgage-Backed Securities (Cost $1,233,890)		1,327,128

Municipals—0.1%
California State General Obligation Unlimited, Build America Bonds 7.950%, 03/01/36	345,000	400,273

Total Municipals (Cost $345,407)		400,273

Preferred Stocks—0.0%

Consumer Finance—0.0%
Ally Financial, Inc., Series G (144A)	141	117,466

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp., Series Z*	10,300	14,317
Federal National Mortgage Association, Series S*	6,900	9,522

		23,839

Total Preferred Stocks (Cost $452,976)		141,305

Warrants—0.0%

Automobiles—0.0%
General Motors Co., expires 7/10/16*	1,388	23,082
General Motors Co., expires 7/10/19*	1,388	15,546

		38,628

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	1,273	26,733

Total Warrants (Cost $129,806)		65,361

Short-Term Investments—27.2%

Discount Note—1.5%
Federal Farm Credit 0.011%, 04/02/12 (f)	6,720,000	6,719,998

Mutual Fund—20.1%
State Street Navigator Securities Lending Prime Portfolio (g)	88,078,208	88,078,208

MIST-154

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/Par Amount†	Value

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $24,446,020 on 04/02/12, collateralized by $24,950,000 U.S. Treasury Bills due 08/30/12 with a value of $24,937,525.	24,446,000	$24,446,000

Total Short-Term Investments (Cost $119,244,206)		119,244,206

Total Investments—118.8% (Cost $503,970,668#)		520,850,889
Other assets and liabilities (net)—(18.8)%		(82,387,364)

Net Assets—100.0%		$438,463,525

*	Non-income producing security.
†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $503,970,668. The aggregate unrealized appreciation and depreciation of investments were $39,179,774 and $(22,299,553), respectively, resulting in net unrealized appreciation of $16,880,221 for federal income tax purposes.
(a)	Security is in default and/or issuer is in bankruptcy.
(b)	All or a portion of the security was held on loan. As of March 31, 2012 the market value of securities loaned was $86,118,310 and the collateral received consisted of cash in the amount of $88,078,208. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	This loan will settle after March 31, 2012, at which time the interest rate will be determined.
(f)	Zero coupon bond—Interest rate represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $88,089,837, which is 20.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

MIST-155

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$168,877,325	$—	$168,877,325
Common Stocks
Aerospace & Defense	1,268,008	—	—	1,268,008
Automobiles	—	—	—	—
Beverages	2,405,851	1,444,740	—	3,850,591
Chemicals	1,091,250	—	—	1,091,250
Commercial Banks	11,456,197	4,007,386	—	15,463,583
Communications Equipment	1,057,500	—	—	1,057,500
Diversified Financial Services	10,277,065	—	—	10,277,065
Diversified Telecommunication Services	5,388,550	2,502,294	—	7,890,844
Electric Utilities	25,215,308	—	—	25,215,308
Electronic Equipment, Instruments & Components	563,200	—	—	563,200
Energy Equipment & Services	2,782,200	—	—	2,782,200
Gas Utilities	784,400	—	—	784,400
Independent Power Producers & Energy Traders	44,800	—	—	44,800
Industrial Conglomerates	6,021,000	—	—	6,021,000
Insurance	—	1,176,912	—	1,176,912
Machinery	1,065,200	—	—	1,065,200
Media	1,562,335	—	—	1,562,335
Metals & Mining	2,907,100	—	—	2,907,100
Multi-Utilities	17,319,408	—	—	17,319,408
Multiline Retail	1,748,100	—	—	1,748,100
Office Electronics	808,000	—	—	808,000
Oil, Gas & Consumable Fuels	23,689,124	—	—	23,689,124
Pharmaceuticals	17,909,984	7,834,803	—	25,744,787
Real Estate Investment Trusts	—	727,656	—	727,656
Semiconductors & Semiconductor Equipment	5,059,800	—	—	5,059,800
Thrifts & Mortgage Finance	2,035	—	—	2,035
Wireless Telecommunication Services	362,912	3,317,027	—	3,679,939
Total Common Stocks	140,789,327	21,010,818	—	161,800,145
Total Foreign Bonds & Debt Securities*	—	26,492,535	—	26,492,535
Total Loan Participation*	—	22,875,701	—	22,875,701
Total Convertible Preferred Stocks*	17,217,835	—	—	17,217,835
Total Convertible Bonds*	—	2,409,075	—	2,409,075
Total Mortgage-Backed Securities*	—	1,327,128	—	1,327,128
Total Municipals*	—	400,273	—	400,273
Total Preferred Stocks*	141,305	—	—	141,305
Total Warrants*	65,361	—	—	65,361

MIST-156

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Note	$—	$6,719,998	$—	$6,719,998
Mutual Fund	88,078,208	—	—	88,078,208
Repurchase Agreement	—	24,446,000	—	24,446,000
Total Short-Term Investments	88,078,208	31,165,998	—	119,244,206
Total Investments	$246,292,036	$274,558,853	$—	$520,850,889

*	See Schedule of Investments for additional detailed categorizations.

MIST-157

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—37.3% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—12.1%
Fannie Mae 15 Yr. Pool 4.500%, 09/01/24	4,519,305	$4,841,219
4.500%, 03/01/25	7,710,642	8,259,879
4.000%, 04/01/26	6,091,866	6,473,444
4.000%, 05/01/26	6,139,621	6,524,190
Fannie Mae ARM Pool 2.000%, 05/01/19 (a)	126,189	126,805
2.180%, 01/01/20 (a)	190,564	200,285
2.698%, 02/01/32 (a)	153,370	163,648
2.374%, 06/01/32 (a)	43,679	44,171
2.365%, 01/01/33 (a)	206,253	208,727
2.447%, 06/01/33 (a)	121,213	122,708
2.873%, 08/01/33 (a)	136,499	144,310
2.424%, 10/01/33 (a)	108,601	115,562
2.750%, 05/01/34 (a)	222,298	224,309
3.879%, 05/01/34 (a)	138,034	139,300
2.496%, 11/01/34 (a)	11,216,203	11,961,892
2.700%, 11/01/34 (a)	101,719	104,120
2.410%, 02/01/35 (a)	230,150	242,711
2.115%, 03/01/35 (a)	127,588	134,155
2.685%, 04/01/35 (a)	2,170,275	2,283,949
2.254%, 06/01/35 (a)	129,794	136,902
2.248%, 07/01/35 (a)	458,105	475,735
2.470%, 08/01/35 (a)	2,796,484	2,984,045
2.637%, 09/01/35 (a)	14,342,257	15,328,084
2.129%, 11/01/35 (a)	364,706	380,997
2.681%, 11/01/35 (a)	8,154,213	8,727,610
5.131%, 11/01/35 (a)	123,129	131,169
2.653%, 12/01/35 (a)	239,644	249,239
2.031%, 02/01/36 (a)	212,939	223,858
2.317%, 03/01/36 (a)	596,569	636,426
2.300%, 07/01/36 (a)	116,419	118,970
2.519%, 11/01/36 (a)	7,900,249	8,431,733
Freddie Mac ARM Non-Gold Pool 2.725%, 04/01/34 (a)	1,556,325	1,642,642
2.500%, 05/01/34 (a)	521,397	547,141
2.609%, 01/01/35 (a)	1,860,252	1,987,592
2.610%, 01/01/35 (a)	209,775	223,845
2.647%, 03/01/35 (a)	1,610,313	1,719,226
3.143%, 04/01/35 (a)	126,641	128,395
3.140%, 07/01/35 (a)	573,170	611,615
2.508%, 07/01/36 (a)	164,784	174,802
2.799%, 06/01/37 (a)	9,384,575	10,041,299
3.355%, 06/01/37 (a)	784,472	836,119
2.536%, 07/01/37 (a)	857,045	910,075
3.801%, 09/01/37 (a)	797,807	843,879
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K007 Class A1 3.342%, 12/25/19	3,735,673	4,026,303
Series K013 Class A1 2.902%, 08/25/20	8,223,921	8,724,486

		112,557,571

U.S. Treasury—25.2%
U.S. Treasury Bonds 11.250%, 02/15/15	4,000,000	5,219,376
U.S. Treasury Inflation Indexed Notes 1.875%, 07/15/13	3,701,850	3,898,511
1.250%, 04/15/14	7,281,984	7,728,006

Security Description	Par Amount†	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 3.125%, 08/31/13	25,000,000	$26,000,975
0.750%, 09/15/13	4,000,000	4,027,188
2.750%, 10/31/13	10,000,000	10,383,990
4.250%, 11/15/13	27,000,000	28,715,985
4.000%, 02/15/14	20,100,000	21,464,609
4.750%, 05/15/14	12,800,000	13,977,997
2.250%, 05/31/14	25,400,000	26,419,962
4.250%, 08/15/14	23,000,000	25,068,206
2.375%, 10/31/14	19,000,000	19,927,732
4.250%, 11/15/14	17,000,000	18,662,821
4.125%, 05/15/15	19,900,000	22,084,343

		233,579,701

Total U.S. Treasury & Government Agencies (Cost $346,583,735)		346,137,272

Domestic Bonds & Debt Securities—22.6%

Airlines—0.1%
American Airlines, Inc. 7.500%, 03/15/16 (144A) (b)	800,000	710,000

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 03/26/13	4,200,000	4,277,137
SABMiller Holdings, Inc. 1.850%, 01/15/15 (144A)	1,000,000	1,014,114

		5,291,251

Biotechnology—0.3%
Amgen, Inc. 1.875%, 11/15/14	1,500,000	1,535,613
Gilead Sciences, Inc. 2.400%, 12/01/14	1,000,000	1,035,214

		2,570,827

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The) 5.500%, 11/15/14	4,200,000	4,499,910
Morgan Stanley Series GMTN 0.883%, 01/09/14 (a)	6,000,000	5,708,418

		10,208,328

Commercial Banks—1.9%
BB&T Corp. 2.050%, 04/28/14	5,000,000	5,099,575
CIT Group, Inc. 7.000%, 05/02/16 (144A)	1,500,000	1,507,500
Regions Financial Corp. 4.875%, 04/26/13	2,000,000	2,055,000
U.S. Bancorp Series MTN 1.375%, 09/13/13	4,200,000	4,237,989
U.S. Bank N.A. 3.778%, 04/29/20 (a)	1,000,000	1,044,822

MIST-158

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Wells Fargo & Co. Series EMTN 6.000%, 05/23/13 (EUR)	2,750,000	$3,862,794

		17,807,680

Computers & Peripherals—0.4%
Hewlett-Packard Co. 2.024%, 09/19/14 (a)	4,200,000	4,234,092

Construction Materials—0.0%
Euramax International, Inc. 9.500%, 04/01/16	500,000	460,000

Consumer Finance—2.6%
Ally Financial, Inc. 1.750%, 10/30/12	7,000,000	7,063,042
4.500%, 02/11/14	1,750,000	1,756,563
Capital One Financial Corp. 2.150%, 03/23/15	4,500,000	4,510,174
Caterpillar Financial Services Corp. Series MTN 1.375%, 05/20/14	4,200,000	4,264,861
Daimler Finance North America LLC 1.950%, 03/28/14 (144A)	4,200,000	4,253,029
Ford Motor Credit Co. LLC 7.000%, 04/15/15	2,000,000	2,189,718
Hyundai Capital America 4.000%, 06/08/17 (144A)	300,000	308,595

		24,345,982

Containers & Packaging—0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.750%, 10/15/16 (144A)	1,500,000	1,593,750

Diversified Financial Services—3.7%
Bank of America Corp. 2.131%, 07/11/14 (a)	6,000,000	5,880,240
Block Financial LLC 5.125%, 10/30/14	4,200,000	4,348,264
Cemex Finance LLC 9.500%, 12/14/16 (144A)	1,200,000	1,203,120
Citigroup Funding, Inc. 1.875%, 10/22/12	7,000,000	7,065,618
Citigroup, Inc. 0.600%, 03/07/14 (a)	4,200,000	4,063,147
John Deere Capital Corp. 0.700%, 03/03/14 (a)	400,000	401,267
JPMorgan Chase & Co. Series EMTN 5.250%, 05/08/13 (EUR)	2,850,000	3,953,116
4.375%, 01/30/14 (EUR)	4,900,000	6,848,161

		33,762,933

Diversified Telecommunication Services—2.5%
AT&T, Inc. 4.375%, 03/15/13 (EUR)	7,300,000	10,036,071

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Embarq Corp. 7.082%, 06/01/16	2,071,000	$2,334,527
Frontier Communications Corp. 7.875%, 04/15/15	1,500,000	1,620,000
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,703,475
Verizon Communications, Inc. 1.950%, 03/28/14	4,200,000	4,304,651

		22,998,724

Food & Staples Retailing—0.1%
Safeway, Inc. 3.400%, 12/01/16	600,000	622,870

Food Products—0.1%
Kraft Foods, Inc. 1.457%, 07/10/13 (a)	800,000	805,403

Health Care Providers & Services—0.1%
Community Health Systems, Inc. 8.875%, 07/15/15	482,000	500,075

Hotels, Restaurants & Leisure—1.2%
Caesars Entertainment Operating Co., Inc. 6.500%, 06/01/16	3,000,000	1,890,000
Hilton Worldwide, Inc. 5.003%, 11/15/13 (144A) (a)	8,000,000	7,941,864
MGM Resorts International 6.625%, 07/15/15	1,500,000	1,548,750

		11,380,614

Household Durables—1.7%
Centex Corp. 5.250%, 06/15/15	3,000,000	3,112,500
6.500%, 05/01/16	6,000,000	6,480,000
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,352,890

		15,945,390

Insurance—1.2%
American International Group, Inc. 2.875%, 04/16/15 (CHF)	1,400,000	1,524,848
Berkshire Hathaway, Inc. 1.203%, 08/15/14 (a)	6,000,000	6,084,396
Prudential Covered Trust 2.997%, 09/30/15 (144A)	3,400,000	3,441,218

		11,050,462

Media—1.5%
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16	1,000,000	1,142,500
DISH DBS Corp. 7.125%, 02/01/16	1,500,000	1,666,875
Liberty Interactive LLC 5.700%, 05/15/13	6,545,000	6,806,800
NBCUniversal Media LLC 2.100%, 04/01/14	4,200,000	4,291,174

		13,907,349

MIST-159

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 1.400%, 02/13/15	1,100,000	$1,096,591

Multi-Utilities—0.4%
Sempra Energy 2.000%, 03/15/14	4,200,000	4,288,725

Office Electronics—0.4%
Xerox Corp. 1.318%, 05/16/14 (a)	4,200,000	4,170,146

Oil, Gas & Consumable Fuels—1.4%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,172,868
Chesapeake Energy Corp. 9.500%, 02/15/15	2,000,000	2,300,000
Petrohawk Energy Corp. 7.875%, 06/01/15	700,000	738,500
Phillips 66 1.950%, 03/05/15 (144A)	2,700,000	2,720,601
SandRidge Energy, Inc. 9.875%, 05/15/16	600,000	654,000
Valero Energy Corp. 4.750%, 06/15/13	4,200,000	4,360,612

		12,946,581

Paper & Forest Products—0.0%
NewPage Corp. 11.375%, 12/31/14 (b)	600,000	405,000

Pharmaceuticals—0.3%
Aristotle Holding, Inc. 2.750%, 11/21/14 (144A)	1,000,000	1,028,114
Teva Pharmaceutical Finance Co., LLC 1.700%, 11/10/14	1,500,000	1,524,441

		2,552,555

Tobacco—0.7%
Lorillard Tobacco Co. 3.500%, 08/04/16	3,800,000	3,960,299
Philip Morris International, Inc. 3.250%, 03/11/13 (CHF)	2,000,000	2,269,148

		6,229,447

Total Domestic Bonds & Debt Securities (Cost $203,165,777)		209,884,775

Foreign Bonds & Debt Securities—22.0%

Beverages—0.1%
Refresco Group B.V. 5.057%, 05/15/18 (144A) (EUR) (a)	400,000	493,469

Capital Markets—0.4%
UBS AG of Stamford, Connecticut 2.250%, 01/28/14	4,200,000	4,219,110

Security Description	Par Amount†	Value

Chemicals—0.2%
Ineos Finance plc 9.000%, 05/15/15 (144A)	800,000	$853,000
Ineos Group Holdings, Ltd. 8.500%, 02/15/16 (144A)	700,000	665,000

		1,518,000

Commercial Banks—5.3%
Banco Bradesco S.A. of the Cayman Islands
2.598%, 05/16/14 (144A) (a)	4,200,000	4,266,893
Bank Negara Malaysia Monetary Notes Series 0912 2.734%, 11/01/12 (MYR) (c)	7,120,000	2,284,729
Series 1012 2.737%, 12/20/12 (MYR) (c)	2,545,000	813,396
Series 1112 2.811%, 02/19/13 (MYR) (c)	50,000	15,904
Series 1412 2.778%, 02/26/13 (MYR) (c)	2,280,000	724,798
Series 6211 2.696%, 06/14/12 (MYR) (c)	920,000	298,560
Series 6511 2.890%, 04/26/12 (MYR) (c)	50,000	16,291
BBVA U.S. Senior SAU 2.623%, 05/16/14 (a)	4,200,000	4,097,449
Commonwealth Bank of Australia
3.750%, 10/15/14 (144A)	4,200,000	4,404,158
2.250%, 03/16/17 (144A)	1,000,000	1,001,320
Credit Suisse of New York 2.200%, 01/14/14	4,200,000	4,242,991
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,252,500
Irish Bank Resolution Corp., Ltd. 4.000%, 04/15/15 (EUR)	3,000,000	3,414,138
Nordea Bank AB 2.125%, 01/14/14 (144A)	4,200,000	4,216,170
Royal Bank of Canada 1.253%, 10/30/14 (a)	6,500,000	6,572,650
Royal Bank of Scotland plc (The) 4.875%, 08/25/14 (144A)	4,200,000	4,367,194
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	4,200,000	4,181,541

		49,170,682

Consumer Finance—0.4%
Banque PSA Finance S.A. 3.375%, 04/04/14 (144A)	4,100,000	4,094,657

Diversified Financial Services—1.7%
GE Capital European Funding 4.875%, 03/06/13 (EUR)	8,000,000	11,035,138
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	4,461,034

		15,496,172

Diversified Telecommunication Services—0.5%
Intelsat S.A. 6.500%, 11/01/13	2,900,000	2,987,000

MIST-160

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Telefonica Emisiones SAU 2.582%, 04/26/13	2,100,000	$2,109,385

		5,096,385

Energy Equipment & Services—1.0%
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,660,416
Cie Generale de Geophysique - Veritas
9.500%, 05/15/16	1,000,000	1,105,000
Schlumberger Norge 1.950%, 09/14/16 (144A)	4,000,000	4,051,720

		9,817,136

Food & Staples Retailing—0.1%
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,017,428

Metals & Mining—0.4%
FMG Resources (August 2006) Pty, Ltd.
6.000%, 04/01/17 (144A)	900,000	893,250
Xstrata Canada Financial Corp. 2.850%, 11/10/14 (144A)	2,500,000	2,546,982

		3,440,232

Multiline Retail—0.1%
Edcon Proprietary, Ltd.
4.126%, 06/15/14 (144A) (EUR) (a)	500,000	586,828
4.126%, 06/15/14 (144A) (EUR) (a)	200,000	234,731

		821,559

Oil, Gas & Consumable Fuels—0.1%
Kinder Morgan Finance Co. ULC 5.700%, 01/05/16	500,000	530,000

Sovereign—11.6%
Hungary Government International Bond 6.750%, 07/28/14 (EUR)	700,000	917,159
Indonesia Recapitalization Bond Series FR20 14.275%, 12/15/13 (IDR)	5,686,000,000	721,210
Indonesia Retail Bond Series OR17 7.950%, 08/15/13 (IDR)	19,500,000,000	2,238,241
Indonesia Treasury Bond Series FR33 12.500%, 03/15/13 (IDR)	15,700,000,000	1,852,351
Series FR49 9.000%, 09/15/13 (IDR)	2,390,000,000	278,595
Ireland Government Bond 5.000%, 04/18/13 (EUR)	149,000	198,717
4.000%, 01/15/14 (EUR)	250,000	328,578
4.600%, 04/18/16 (EUR)	3,078,000	4,012,926
Israel Treasury Bill - Makam Series 0412 3.179%, 04/04/12 (ILS) (c)	8,550,000	2,304,157

Security Description	Par Amount†	Value

Sovereign—(Continued)
Korea Treasury Bond Series 1312 3.000%, 12/10/13 (KRW)	20,660,000,000	$18,079,219
Malaysia Government Bond Series 0108 3.461%, 07/31/13 (MYR)	1,910,000	626,599
Series 0109 2.509%, 08/27/12 (MYR)	7,770,000	2,530,948
Series 0509 3.210%, 05/31/13 (MYR)	7,770,000	2,540,573
Series 3/03 3.702%, 02/25/13 (MYR)	590,000	193,699
Series 5/06 3.718%, 06/15/12 (MYR)	16,610,000	5,428,903
Malaysia Treasury Bill Series 182 2.706%, 04/13/12 (MYR) (c)	550,000	179,397
Mexican Bonos Series M 9.000%, 06/20/13 (MXN)	18,500,000	1,519,431
7.000%, 06/19/14 (MXN)	15,600,000	1,275,056
Series MI10 9.000%, 12/20/12 (MXN)	20,800,000	1,676,233
8.000%, 12/19/13 (MXN)	50,200,000	4,131,544
New South Wales Treasury Corp. Series 813 5.500%, 08/01/13 (AUD)	3,900,000	4,119,802
Poland Government Bond Series 0113 4.623%, 01/25/13 (PLN) (c)	14,620,000	4,534,610
Series 0114 4.205%, 01/25/14 (PLN) (c)	2,390,000	708,931
Series 0412 4.750%, 04/25/12 (PLN)	2,800,000	900,713
Series 0413 5.250%, 04/25/13 (PLN)	985,000	319,234
Series 0414 5.750%, 04/25/14 (PLN)	6,765,000	2,223,191
Series 0415 5.500%, 04/25/15 (PLN)	985,000	323,734
Series 0713 4.197%, 07/25/13 (PLN) (c)	11,690,000	3,550,640
Series 1013 5.000%, 10/24/13 (PLN)	4,830,000	1,563,645
Series 1015 6.250%, 10/24/15 (PLN)	1,385,000	466,560
Queensland Treasury Corp. 6.000%, 08/21/13 (AUD)	3,810,000	4,045,489
Singapore Government Bond 2.500%, 10/01/12 (SGD)	1,300,000	1,045,819
Singapore Treasury Bills 0.010%, 06/28/12 (SGD)	1,000,000	794,941
0.277%, 11/01/12 (SGD) (c)	4,000,000	3,176,692
Sweden Government Bond Series 1046 5.500%, 10/08/12 (SEK)	119,810,000	18,481,215
Series 1055 1.500%, 08/30/13 (SEK)	1,670,000	253,587

MIST-161

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Sovereign—(Continued)
United Kingdom Gilt 5.250%, 06/07/12 (GBP)	3,670,000	$5,921,239
Western Australia Treasury Corp. Series 13 8.000%, 06/15/13 (AUD)	3,600,000	3,904,027

		107,367,605

Thrifts & Mortgage Finance—0.1%
Swedbank Hypotek AB 2.375%, 04/05/17 (144A)	1,300,000	1,306,262

Total Foreign Bonds & Debt Securities (Cost $208,226,510)		204,388,697

Mortgage-Backed Securities—4.9%

Collateralized Mortgage Obligations—0.7%
Arkle Master Issuer plc Series 2010-2A Class 1A1 1.895%, 05/17/60 (144A) (a)	860,000	863,315
MLCC Mortgage Investors, Inc. Series 2003-A Class 1A 0.982%, 03/25/28 (a)	1,231,205	1,160,597
Series 2005-1 Class 2A2 2.297%, 04/25/35 (a)	1,469,852	1,424,518
Permanent Master Issuer plc Series 2011-1A Class 1A1
1.967%, 07/15/42 (144A) (a)	1,140,000	1,144,611
PHH Mortgage Capital LLC Series 2005-3 Class A4 5.417%, 06/18/35 (a)	1,549,575	1,574,611

		6,167,652

Commercial Mortgage-Backed Securities—4.2%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN
1.992%, 11/15/15 (144A) (a)	3,025,630	2,831,206
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-1 Class AM 5.421%, 09/10/45 (a)	3,200,000	3,414,390
Series 2006-1 Class AJ 5.460%, 09/10/45 (a)	3,200,000	3,054,606
Series 2006-4 Class AJ 5.695%, 07/10/46 (a)	1,500,000	1,279,405
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11 Class D 5.452%, 03/11/39 (144A) (a)	2,000,000	1,013,209
Series 2006-PW13 Class AJ 5.611%, 09/11/41 (a)	3,000,000	2,626,770
Series 2006-PW11 Class AJ 5.452%, 03/11/39 (a)	2,400,000	2,332,106
Series 2005-PWR8 Class AJ 4.750%, 06/11/41	1,300,000	1,286,177
Citigroup / Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class AJ 5.225%, 07/15/44 (a)	2,615,000	2,559,885
Series 2006-CD3 Class A5 5.617%, 10/15/48	3,200,000	3,628,899

Security Description	Principal/Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4 5.883%, 07/10/38 (a)	3,200,000	$3,641,117
Series 2005-GG5 Class A5
5.224%, 04/10/37 (a)	3,200,000	3,498,439
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4
5.553%, 04/10/38 (a)	3,200,000	3,559,272
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class C
5.737%, 05/15/43 (a)	2,700,000	1,948,397
Series 2007-WHL8 Class A1 0.322%, 06/15/20 (144A) (a)	2,426,518	2,298,041

		38,971,919

Total Mortgage-Backed Securities (Cost $45,340,114)		45,139,571

Loan Participation—4.8%

Aerospace & Defense—0.1%
TransDigm Group, Inc.
Term Loan 4.000%, 02/14/17 (a)	548,357	549,157
6.750%, 02/14/17 (a)	88,110	88,264

		637,421

Auto Components—0.0%
TI Automotive, Ltd Term Loan 6.750%, 03/09/18 (a)	126,508	127,062

Automobiles—0.2%
General Motors Holdings, LLC Revolving Term Loan 0.000%, 10/27/15 (d)	2,000,000	1,808,570
Tomkins LLC Term Loan 4.250%, 09/29/16 (a)	357,838	358,606

		2,167,176

Building Products—0.1%
Armstrong World Industries, Inc.
Term Loan 0.000%, 03/10/18 (d)	67,716	67,606
1.000%, 03/13/18 (a)	67,833	67,851
Goodman Global Holdings, Inc. First Lien Term Loan 5.750%, 10/28/16 (a)	297,994	300,342

		435,799

Capital Markets—0.0%
Avis Budget Holdings, LLC Term Loan 0.000%, 03/19/19 (d)	387,672	387,381

MIST-162

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount†	Value

Chemicals—0.1%
Ashland, Inc. Term Loan 3.750%, 08/23/18 (a)	250,551	$251,019
Petrologistics L.P. Term Loan 0.000%, 03/23/17 (d)	438,359	439,455
Tronox, Inc.
Delayed Draw Term Loan 1.000%, 02/08/18	64,635	64,773
Term Loan 4.250%, 02/08/18	236,997	237,500

		992,747

Commercial Services & Supplies—0.2%
ACCO Brands Corp. Term Loan 0.000%, 03/08/19 (d)	51,025	51,105
ARAMARK Corp. Extended Letter of Credit 3.341%, 07/26/16 (a)	25,984	25,940
Extended Term Loan 3.491%, 07/26/16 (a)	394,579	393,906
KAR Auction Services, Inc. Term Loan 5.000%, 05/19/17 (a)	2,176,913	2,184,630

		2,655,581

Containers & Packaging—0.2%
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18 (a)	370,250	374,699
6.500%, 08/09/18 (a)	1,502,413	1,523,830

		1,898,529

Diversified Consumer Services—0.0%
Weight Watchers International, Inc. Term Loan 0.000%, 03/12/19 (d)	332,544	331,943

Diversified Financial Services—0.1%
Trans Union LLC Term Loan 4.750%, 02/10/18 (a)	1,169,374	1,182,284

Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18 (a)	2,103,792	2,121,874
Telesat Canada Term Loan 0.000%, 03/26/19 (d)	636,413	636,480

		2,758,354

Electronic Equipment, Instruments & Components—0.0%
Flextronics International, Ltd. Term Loan 2.492%, 10/01/14 (a)	296,456	294,047
2.494%, 10/01/14 (a)	86,481	85,778

		379,825

Security Description	Principal Amount†	Value

Food & Staples Retailing—0.2%
BJ’s Wholesale Club, Inc. Term Loan 5.250%, 09/28/18 (a)	1,314,193	$1,323,379
0.000%, 09/30/18 (d)	220,792	222,338

		1,545,717

Food Products—0.2%
Del Monte Foods Co. Term Loan 4.500%, 03/08/18 (a)	1,953,840	1,929,280

Health Care Equipment & Supplies—0.1%
Bausch & Lomb, Inc. Delayed Draw Term Loan 3.492%, 04/24/15 (a)	168,420	168,406
Term Loan 3.600%, 04/24/15 (a)	689,277	689,222

		857,628

Health Care Providers & Services—0.9%
Community Health Systems, Inc. Extended Term Loan 3.990%, 01/25/17 (a)	3,295,280	3,253,479
DaVita, Inc. Term Loan 4.500%, 10/20/16 (a)	296,992	298,662
HCA, Inc. Extended Term Loan 3.720%, 03/31/17 (a)	3,140,504	3,088,309
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16 (a)	751,289	751,762
WC Luxco S.A.R.L. Term Loan 4.250%, 03/15/18 (a)	795,492	795,858

		8,188,070

Hotels, Restaurants & Leisure—0.3%
Ameristar Casinos, Inc. Term Loan 4.000%, 04/14/18 (a)	280,473	281,142
Burger King Corp. Term Loan 4.500%, 10/19/16 (a)	1,722,967	1,724,828
DineEquity, Inc. Term Loan 4.250%, 10/19/17 (a)	653,753	655,064
SeaWorld Parks & Entertainment, Inc. Incremental Term Loan 1.000%, 08/17/17 (a)	368,858	368,932

		3,029,966

IT Services—0.2%
Fidelity National Information Services, Inc. Extended Term Loan 2.494%, 07/18/14 (a)	123,518	123,821

MIST-163

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount†	Value

IT Services—(Continued)
Term Loan 4.250%, 07/18/16 (a)	30,453	$30,651
Moneygram International, Inc. Term Loan 4.250%, 11/18/17 (a)	835,153	832,672
Moneygram Payment System Worldwide Term Loan 4.250%, 11/18/17	72,536	72,320
SunGard Data Systems, Inc. Term Loan 3.980%, 02/28/16 (a)	706,113	708,002

		1,767,466

Machinery—0.2%
Rexnord Corp. Term Loan 5.000%, 04/02/18 (a)	911,029	913,024
Terex Corp. Term Loan 5.500%, 04/28/17 (a)	818,044	825,076

		1,738,100

Media—0.5%
Cinemark USA, Inc. Extended Term Loan 3.570%, 04/30/16 (a)	456,939	458,130
CSC Holdings, Inc. Incremental Term Loan 1.991%, 03/29/16 (a)	698,037	694,546
Interactive Data Corp. Term Loan 4.500%, 02/11/18 (a)	1,024,316	1,025,519
Regal Cinemas, Inc. Term Loan 3.370%, 08/23/17 (a)	614,400	612,904
Sinclair Television Group, Inc. Term Loan 1.000%, 10/28/16 (a)	204,621	204,653
4.000%, 10/28/16 (a)	219,528	219,561
UPC Financing Partnership Term Loan 3.744%, 12/30/16 (a)	621,263	617,899
3.744%, 12/31/17 (a)	335,460	332,664
Weather Channel (The) Term Loan 4.250%, 02/11/17 (a)	456,152	457,375

		4,623,251

Metals & Mining—0.2%
American Rock Salt Holdings LLC Term Loan 5.500%, 04/25/17 (a)	632,299	603,849
Walter Energy, Inc. Term Loan Term Loan 4.000%, 04/02/18 (a)	934,843	932,309

		1,536,158

Security Description	Principal/Par Amount†	Value

Paper & Forest Products—0.1%
NewPage Corp. Term Loan 8.000%, 03/08/13 (a)	698,163	$708,052

Pharmaceuticals—0.2%
Warner Chilcott Co. LLC Term Loan 4.250%, 03/15/18 (a)	1,735,620	1,736,418

Road & Rail—0.1%
Avis Budget Car Rental LLC Term Loan 0.000%, 03/13/19 (d)	387,672	383,795
Hertz Corp. (The) Term Loan 3.750%, 03/11/18 (a)	326,700	326,061

		709,856

Textiles, Apparel & Luxury Goods—0.2%
Visant Holding Corp. Term Loan 5.250%, 12/22/16 (a)	1,772,823	1,734,229

Wireless Telecommunication Services—0.1%
SBA Finance Term Loan 3.750%, 06/30/18 (a)	416,837	416,231

Total Loan Participation (Cost $44,456,535)		44,474,524

Asset-Backed Securities—4.1%

Asset-Backed—Credit Card—3.2%
American Express Credit Account Master Trust Series 2007-8 Class A 0.542%, 05/15/15 (a)	3,200,000	3,205,082
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 0.302%, 01/15/16 (a)	3,200,000	3,200,459
Series 2007-A8 Class A8 0.774%, 10/15/15 (a)	3,935,000	3,943,258
Chase Issuance Trust Series 2007-A9 Class A9 3.151%, 06/16/14 (a)	3,000,000	3,000,257
Citibank Omni Master Trust Series 2009-A8 Class A8 2.342%, 05/16/16 (144A) (a)	3,200,000	3,208,044
Discover Card Master Trust Series 2007-A2 Class A2 0.814%, 06/15/15 (a)	3,200,000	3,208,137
Series 2009-A1 Class A1 1.542%, 12/15/14 (a)	3,200,000	3,208,621
GE Capital Credit Card Master Note Trust Series 2007-4 Class A 0.292%, 06/15/15 (a)	3,500,000	3,500,150
MBNA Credit Card Master Note Trust Series 2006-A5 Class A5 0.302%, 10/15/15 (a)	3,200,000	3,200,414

		29,674,422

MIST-164

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)
Security Description	Par Amount†	Value

Asset-Backed—Home Equity—0.2%
Mastr Asset Backed Securities Trust Series 2004-HE1 Class M2 0.972%, 09/25/34 (a)	1,400,000	$1,179,759
Morgan Stanley ABS Capital I Series 2003-HE1 Class M1 1.442%, 05/25/33 (a)	636,549	482,660

		1,662,419

Asset-Backed—Other—0.7%
Conseco Financial Corp. Series 1999-1 Class A6 6.370%, 07/01/25	711,313	714,463
Series 1999-3 Class A7 6.740%, 02/01/31	2,499,052	2,475,320
Countrywide Asset-Backed Certificates Series 2004-14 Class M1 0.752%, 06/25/35 (a)	2,500,000	2,397,225
Morgan Stanley ABS Capital I Series 2005-WMC1 Class M2 0.977%, 01/25/35 (a)	1,200,000	974,159

		6,561,167

Total Asset-Backed Securities (Cost $37,996,427)		37,898,008

Municipals—2.4%
California State Public Works Board 3.183%, 12/01/14	3,685,000	3,734,048
Citizens Property Insurance Corp. Revenue Series A3 1.940%, 06/01/13 (a)	2,500,000	2,514,750
City of Burleson, Texas, Refunding, General Oblgation, Ltd.
3.000%, 03/01/13	690,000	704,849
3.000%, 03/01/14	1,010,000	1,051,602
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd.
2.250%, 12/01/15	1,295,000	1,332,244
New York State Dormitory Authority, Revenue, Refunding (Assured Guaranty Insured) Series B
4.000%, 10/01/14	2,085,000	2,214,645
New York State Urban Development Corp., Revenue, Refunding Series A-2
5.000%, 01/01/15	2,000,000	2,230,800
Reading School District, Refunding, General Obligation Unlimited Series A
5.000%, 04/01/15	2,500,000	2,763,550
State of Illinois, Refunding, General Obligation Unlimited
5.000%, 01/01/16	2,500,000	2,761,400
State of Puerto Rico, Government Development Bank Series A
3.448%, 02/01/15	3,300,000	3,330,030

Total Municipals (Cost $22,527,384)		22,637,918

Short-Term Investments—3.1%
Security Description	Par Amount†	Value

Discount Notes—1.0%
Federal Farm Credit Discount Notes 0.008%, 04/02/12 (c)	8,875,000	$8,874,998

Repurchase Agreements—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $19,408,016 on 04/02/12, collateralized by $19,800,000 Federal Home Loan Bank at 0.200% due 09/14/12 with a value of $19,800,000.	19,408,000	19,408,000

Total Short-Term Investments (Cost $28,282,998)		28,282,998

Total Investments—101.2% (Cost $936,579,480#)		938,843,763
Other assets and liabilities (net)—(1.2)%		(10,962,994)

Net Assets—100.0%		$927,880,769

†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $936,579,480. The aggregate unrealized appreciation and depreciation of investments were $8,086,739 and $(5,822,456), respectively, resulting in net unrealized appreciation of $2,264,283 for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Security is in default and/or issuer is in bankruptcy.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	This loan will settle after March 31, 2012 at which time the interest rate will be determined.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $89,634,884, which is 9.7% of net assets.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GMTN)—	Global Medium-Term Note
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korean Won
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-165

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized (Depreciation)
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	6/29/2012	380	$83,713,762	$83,653,438	$(60,324)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	6/20/2012	(123)	$(16,153,052)	$(15,926,578)	$226,474

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/4/2012	Deutsche Bank AG	1,129,880,000	CLP	$2,303,446	$2,350,000	$(46,554)
5/9/2012	JPMorgan Chase Bank N.A.	1,133,875,000	CLP	2,310,240	2,350,000	(39,760)
5/4/2012	Deutsche Bank AG	307,000	EUR	409,500	400,850	8,650
5/4/2012	Deutsche Bank AG	971,000	EUR	1,295,195	1,295,508	(313)
5/4/2012	Deutsche Bank AG	1,260,000	EUR	1,680,685	1,695,078	(14,393)
5/4/2012	Deutsche Bank AG	2,032,000	EUR	2,710,438	2,711,805	(1,367)
5/16/2012	Deutsche Bank AG	2,134,000	EUR	2,846,686	2,879,620	(32,934)
5/25/2012	Deutsche Bank AG	1,824,000	EUR	2,433,279	2,461,397	(28,118)
4/3/2013	JPMorgan Chase Bank N.A.	3,830,000,000	IDR	401,720	400,000	1,720
5/7/2012	Deutsche Bank AG	119,574,000	INR	2,329,142	2,520,000	(190,858)
5/7/2012	JPMorgan Chase Bank N.A.	118,818,000	INR	2,314,416	2,520,000	(205,584)
5/4/2012	JPMorgan Chase Bank N.A.	128,788,870	PHP	2,992,785	3,010,001	(17,216)
5/7/2012	Deutsche Bank AG	129,673,810	PHP	3,012,692	3,010,000	2,692
5/4/2012	Deutsche Bank AG	1,623,132	SGD	1,291,256	1,330,000	(38,744)
5/7/2012	Morgan Stanley Co., Inc.	1,629,622	SGD	1,296,428	1,330,000	(33,572)
5/18/2012	Morgan Stanley Co., Inc.	3,496,264	SGD	2,781,474	2,820,000	(38,526)

Net Unrealized Depreciation						$(674,877)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/16/2012	Deutsche Bank AG	40,250	CHF	$44,595	$43,900	$(695)
3/11/2013	Deutsche Bank AG	2,065,000	CHF	2,299,948	2,322,835	22,887
4/16/2013	Deutsche Bank AG	40,250	CHF	44,864	44,275	(589)
4/16/2014	Deutsche Bank AG	40,250	CHF	45,279	44,732	(547)
4/16/2015	Deutsche Bank AG	1,440,250	CHF	1,648,205	1,621,355	(26,850)
5/4/2012	Deutsche Bank AG	8,550,000	EUR	11,404,650	12,549,690	1,145,040
5/7/2012	Citibank N.A.	456,944	EUR	609,518	672,028	62,510
5/7/2012	Deutsche Bank AG	2,350,000	EUR	3,134,664	3,441,105	306,441
5/7/2012	Morgan Stanley Co., Inc.	6,170,000	EUR	8,230,161	9,022,083	791,922
5/8/2012	Deutsche Bank AG	57,750	EUR	77,033	76,890	(143)
5/10/2012	Citibank N.A.	2,909,965	EUR	3,881,667	4,121,093	239,426
5/10/2012	Deutsche Bank AG	300,000	EUR	400,177	422,238	22,061
5/16/2012	Deutsche Bank AG	2,134,000	EUR	2,846,686	2,993,575	146,889
5/23/2012	Deutsche Bank AG	256,875	EUR	342,676	329,313	(13,363)
5/25/2012	Deutsche Bank AG	3,772,396	EUR	5,032,506	5,240,612	208,106
6/6/2012	Deutsche Bank AG	500,796	EUR	668,126	715,358	47,232
6/11/2012	Deutsche Bank AG	187,000	EUR	249,489	270,901	21,412

MIST-166

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/5/2012	Deutsche Bank AG	1,455,100	EUR	$1,941,653	$2,080,211	$138,558
8/1/2012	Barclays Bank plc	1,046,650	EUR	1,396,878	1,483,312	86,434
8/8/2012	Citibank N.A.	46,169	EUR	61,621	64,819	3,198
8/9/2012	Citibank N.A.	5,933	EUR	7,919	8,348	429
8/24/2012	Barclays Bank plc	17,272	EUR	23,055	24,778	1,723
8/29/2012	Deutsche Bank AG	46,238	EUR	61,721	66,194	4,473
8/30/2012	Deutsche Bank AG	1,320,000	EUR	1,762,037	1,896,840	134,803
9/6/2012	Deutsche Bank AG	95,000	EUR	126,819	135,289	8,470
9/12/2012	Barclays Bank plc	30,815	EUR	41,137	43,079	1,942
9/14/2012	Barclays Bank plc	152,186	EUR	203,170	208,164	4,994
9/17/2012	UBS AG	87,929	EUR	117,388	120,524	3,136
9/19/2012	Barclays Bank plc	31,978	EUR	42,692	44,328	1,636
9/24/2012	Barclays Bank plc	21,514	EUR	28,723	29,270	547
10/22/2012	Deutsche Bank AG	2,914,236	EUR	3,891,570	4,011,154	119,584
11/7/2012	Deutsche Bank AG	290,000	EUR	387,301	398,286	10,985
1/30/2013	Deutsche Bank AG	835,105	EUR	1,115,962	1,100,000	(15,962)
1/30/2013	Deutsche Bank AG	539,000	EUR	720,273	709,971	(10,302)
1/30/2013	Deutsche Bank AG	153,125	EUR	204,623	204,728	105
1/30/2013	Deutsche Bank AG	61,250	EUR	81,849	81,377	(472)
3/4/2013	Deutsche Bank AG	1,420,242	EUR	1,898,295	1,900,000	1,705
3/6/2013	Deutsche Bank AG	8,390,000	EUR	11,214,216	10,745,073	(469,143)
3/15/2013	Deutsche Bank AG	3,861,875	EUR	5,162,149	5,093,041	(69,108)
3/15/2013	Deutsche Bank AG	2,505,000	EUR	3,348,421	3,282,803	(65,618)
3/15/2013	Deutsche Bank AG	1,252,500	EUR	1,674,210	1,664,196	(10,014)
3/26/2013	Deutsche Bank AG	178,275	EUR	238,316	235,554	(2,762)
4/2/2013	Deutsche Bank AG	5,667,000	EUR	7,575,934	7,528,326	(47,608)
5/8/2013	Deutsche Bank AG	1,157,750	EUR	1,548,074	1,546,083	(1,991)
5/23/2013	Deutsche Bank AG	4,756,875	EUR	6,361,180	6,119,720	(241,460)
1/30/2014	Deutsche Bank AG	3,653,125	EUR	4,892,568	4,897,744	5,176
1/30/2014	Deutsche Bank AG	1,461,250	EUR	1,957,027	1,946,531	(10,496)
5/9/2012	Deutsche Bank AG	283,178,000	JPY	3,422,285	3,500,000	77,715
5/9/2012	Morgan Stanley Co., Inc.	281,655,500	JPY	3,403,885	3,500,000	96,115
5/17/2012	Morgan Stanley Co., Inc.	265,900,000	JPY	3,213,716	3,310,611	96,895

Net Unrealized Appreciation						$2,825,426

(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

Swap Agreements

Credit Default Swaps on corporate and sovereign issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 6.250%, due 04/15/2012	(1.000%)	09/20/2016	Credit Suisse Group AG	1.000%	4,000,000	$209,400	$489,813	$(280,413)
Caesars Entertainment Operating Co., Inc. 5.625%, due 06/01/2015	(5.000%)	06/20/2016	Credit Suisse Group AG	5.000%	3,000,000	935,376	1,065,000	(129,624)

MIST-167

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/2015	JPMorgan Chase Bank N.A.	5.000%	3,000,000	$(327,468)	$(137,578)	$(189,890)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/2016	Credit Suisse Group AG	5.000%	6,000,000	(774,074)	(737,831)	(36,243)
Embarq Corp. 7.082%, due 06/01/2016	(5.000%)	06/20/2016	Credit Suisse Group AG	5.000%	2,071,000	(330,448)	(247,588)	(82,860)
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/2013	Citibank N.A.	5.000%	1,000,000	(38,276)	(40,017)	1,741
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/2013	Credit Suisse Group AG	5.000%	7,000,000	(267,931)	(263,676)	(4,255)
Intelsat SA 6.500%, due 11/01/2013	(5.000%)	12/20/2013	Credit Suisse Group AG	5.000%	2,900,000	(171,125)	(150,955)	(20,170)
Liberty Media Corp. 3.125%, due 03/30/2023	(5.000%)	06/20/2013	Credit Suisse Group AG	5.000%	6,545,000	(323,739)	(324,337)	598
Republic of Ireland 4.250%, due 04/18/2020	(1.000%)	06/20/2015	Credit Suisse Group AG	0.000%	3,000,000	476,096	795,526	(319,430)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/2015	Credit Suisse Group AG	1.000%	3,000,000	(367,163)	(330,262)	(36,901)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/2015	Credit Suisse Group AG	1.000%	3,000,000	(367,163)	(316,024)	(51,139)

Totals						$(1,346,515)	$(197,929)	$(1,148,586)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Celanese US Holdings LLC 6.500%, 10/13/2016	1.800%	06/20/2016	Credit Suisse Group AG	1.533%	500,000	$5,110	$—	$5,110
Merrill Lynch & Co., Inc. 5.000%, due 01/15/2015	1.000%	09/20/2016	Credit Suisse Group AG	1.000%	4,000,000	(234,850)	(564,362)	329,512
Proctor & Gamble Co. 4.950%, due 08/15/2014	1.000%	09/20/2014	Credit Suisse Group AG	1.000%	4,000,000	72,484	79,472	(6,988)
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	06/20/2016	Credit Suisse Group AG	1.000%	400,000	(18,584)	(18,566)	(18)

Totals						$(175,840)	$(503,456)	$327,616

Credit Default Swaps on credit indicies—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium (Received)	Unrealized Appreciation
Markit LCDX North America, Series 17	2.500%	12/20/2016	Credit Suisse Group AG	0.000%	5,000,000	$(66,000)	$(606,250)	$540,250

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

MIST-168

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-169

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$346,137,272	$—	$346,137,272
Total Domestic Bonds & Debt Securities*	—	209,884,775	—	209,884,775
Total Foreign Bonds & Debt Securities*	—	204,388,697	—	204,388,697
Total Mortgage-Backed Securities*	—	45,139,571	—	45,139,571
Total Loan Participation*	—	44,474,524	—	44,474,524
Total Asset-Backed Securities*	—	37,898,008	—	37,898,008
Total Municipals*	—	22,637,918	—	22,637,918
Total Short-Term Investments*	—	28,282,998	—	28,282,998
Total Investments	$—	$938,843,763	$—	$938,843,763

Futures Contracts**
Futures Contracts (Unrealized Depreciation)	$(60,324)	$—	$—	$(60,324)
Futures Contracts (Unrealized Appreciation)	226,474	—	—	226,474
Total Futures Contracts	$166,150	$—	$—	$166,150

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$3,825,611	$—	$3,825,611
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,675,062)	—	(1,675,062)
Total Forward Contracts	$—	$2,150,549	$—	$2,150,549

Swap Contracts**
Swap Contracts at Value (Assets)	$—	$1,698,466	$—	$1,698,466
Swap Contracts at Value (Liabilities)	—	(3,286,821)	—	(3,286,821)
Total Swap Contracts	$—	$(1,588,355)	$—	$(1,588,355)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

MIST-170

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—88.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
GenCorp, Inc.* (a)	84,611	$600,738
Goodrich Corp.	30,930	3,879,859
Huntington Ingalls Industries, Inc.*	117,042	4,709,770
Raytheon Co.	159,468	8,416,721

		17,607,088

Air Freight & Logistics—0.2%
PostNL N.V.	151,660	935,731
TNT Express N.V.	29,769	368,115

		1,303,846

Automobiles—0.8%
General Motors Co.*	225,392	5,781,305

Beverages—3.7%
Coca-Cola Enterprises, Inc.	149,252	4,268,607
Dr Pepper Snapple Group, Inc. (a)	171,116	6,880,574
PepsiCo, Inc.	83,570	5,544,870
Pernod-Ricard S.A.	93,324	9,756,558

		26,450,609

Biotechnology—1.3%
Amgen, Inc.	139,603	9,491,608

Building Products—0.9%
Owens Corning*	183,317	6,604,912

Capital Markets—1.6%
Morgan Stanley	375,682	7,378,395
UBS AG*	290,104	4,068,263

		11,446,658

Chemicals—0.7%
Linde AG	27,309	4,900,414

Commercial Banks—3.1%
CIT Group, Inc.*	56,290	2,321,400
KB Financial Group, Inc.	53,522	1,955,522
PNC Financial Services Group, Inc.	189,337	12,210,343
Wells Fargo & Co.	149,642	5,108,778

		21,596,043

Communications Equipment—1.9%
Cisco Systems, Inc.	471,209	9,966,070
Motorola Mobility Holdings, Inc.*	85,050	3,337,362

		13,303,432

Diversified Financial Services—2.2%
Bond Street Holdings, Inc. - Class A (144A)*	80,828	1,737,802
Citigroup, Inc.	164,941	6,028,594
Deutsche Boerse AG	62,550	4,211,576
NYSE Euronext	111,350	3,341,613

		15,319,585

Diversified Telecommunication Services—0.1%
Cable & Wireless Communications plc	1,649,416	851,437

Security Description	Shares	Value

Electric Utilities—2.2%
E.ON AG	260,905	$6,249,165
Entergy Corp.	43,780	2,942,016
Exelon Corp.	158,888	6,229,999

		15,421,180

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity, Ltd.	190,237	6,991,210

Energy Equipment & Services—2.3%
Baker Hughes, Inc.	111,116	4,660,205
Ensco plc (ADR)	62,733	3,320,458
Exterran Holdings, Inc.* (a)	7,485	98,727
Transocean, Ltd.	148,990	8,149,753

		16,229,143

Food & Staples Retailing—4.5%
CVS Caremark Corp.	386,458	17,313,318
Kroger Co. (The)	374,809	9,081,622
Wal-Mart Stores, Inc.	86,165	5,273,298

		31,668,238

Food Products—3.2%
General Mills, Inc.	168,781	6,658,410
Kraft Foods, Inc. - Class A	410,984	15,621,502

		22,279,912

Health Care Equipment & Supplies—2.1%
Boston Scientific Corp.*	797,132	4,766,849
Medtronic, Inc.	265,204	10,393,345

		15,160,194

Health Care Providers & Services—3.0%
Cigna Corp.	101,073	4,977,845
Coventry Health Care, Inc.	156,337	5,560,907
Tenet Healthcare Corp.* (a)	915,943	4,863,658
UnitedHealth Group, Inc.	92,999	5,481,361

		20,883,771

Independent Power Producers & Energy Traders—0.6%
NRG Energy, Inc.* (a)	251,317	3,938,137

Industrial Conglomerates—0.0%
Orkla A.S.A	8,959	70,862

Insurance—4.9%
ACE, Ltd.	132,256	9,681,139
Alleghany Corp.*	8,909	2,931,952
American International Group, Inc.*	266,590	8,218,970
CNO Financial Group, Inc.* (a)	121,940	948,693
White Mountains Insurance Group, Ltd.	16,348	8,202,118
Zurich Financial Services AG*	16,950	4,557,392

		34,540,264

Internet Software & Services—0.8%
Google, Inc. - Class A*	9,080	5,822,459

MIST-171

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.7%
Mattel, Inc.	144,032	$4,848,117

Machinery—1.1%
Oshkosh Corp.*	134,330	3,112,426
Stanley Black & Decker, Inc.	63,200	4,863,872

		7,976,298

Marine—1.1%
AP Moeller - Maersk A.S. - Class B	1,002	7,754,389

Media—6.0%
British Sky Broadcasting Group plc	527,700	5,702,913
CBS Corp. - Class B	3,921	132,961
Comcast Corp. - Special Class A	41,138	1,213,982
News Corp. - Class A	300,347	5,913,832
News Corp. - Class B	225,989	4,515,260
Reed Elsevier plc	305,156	2,703,769
Time Warner Cable, Inc.	149,209	12,160,534
Viacom, Inc. - Class B	213,363	10,126,208

		42,469,459

Metals & Mining—0.7%
ThyssenKrupp AG	194,720	4,847,084

Multi-Utilities—0.5%
GDF Suez	135,351	3,494,258

Multiline Retail—0.7%
Kohl’s Corp.	92,170	4,611,265

Office Electronics—1.4%
Xerox Corp.	1,203,844	9,727,060

Oil, Gas & Consumable Fuels—8.2%
Apache Corp.	86,650	8,703,126
BP plc	534,519	3,992,325
CONSOL Energy, Inc.	103,336	3,523,758
El Paso Corp.	8,726	257,853
Marathon Oil Corp.	419,511	13,298,499
Marathon Petroleum Corp.	127,482	5,527,619
Murphy Oil Corp.	91,328	5,139,027
Prime AET&D Holdings No. 1 Property, Ltd. (b)	762,551	—
Royal Dutch Shell plc - A Shares	332,179	11,639,426
Williams Cos., Inc. (The)	155,083	4,778,107
WPX Energy, Inc.*	61,113	1,100,645

		57,960,385

Paper & Forest Products—2.0%
Domtar Corp.	31,436	2,998,366
International Paper Co.	322,875	11,332,912

		14,331,278

Pharmaceuticals—7.0%
Eli Lilly & Co.	209,298	8,428,431
Hospira, Inc.* (a)	93,896	3,510,771
Merck & Co., Inc.	481,464	18,488,218
Pfizer, Inc.	641,624	14,539,200

Security Description	Shares/Principal Amount	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Industries, Ltd. (ADR)	95,691	$4,311,836

		49,278,456

Real Estate Investment Trusts—0.6%
Alexander’s, Inc. (a)	11,059	4,355,919

Real Estate Management & Development—0.5%
Canary Wharf Group plc* (b)	767,618	2,925,861
Forestar Group, Inc.* (a)	51,756	796,525

		3,722,386

Software—3.7%
Microsoft Corp.	544,051	17,545,645
Nintendo Co., Ltd. (a)	13,417	2,032,344
Symantec Corp.*	334,356	6,252,457

		25,830,446

Tobacco—8.5%
Altria Group, Inc.	383,467	11,837,626
British American Tobacco plc	393,185	19,856,126
Imperial Tobacco Group plc	294,139	11,925,089
Lorillard, Inc.	53,400	6,914,232
Philip Morris International, Inc.	63,899	5,662,090
Reynolds American, Inc.	88,476	3,666,446

		59,861,609

Wireless Telecommunication Services—1.8%
Vodafone Group plc	4,564,546	12,603,300

Total Common Stocks (Cost $543,221,016)		621,334,016

Loan Participation—3.0%

Electric Utilities—0.6%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan 4.743%, 10/10/17 (c)	$7,576,241	4,228,489

Hotels, Restaurants & Leisure—0.3%
Hilton Hotel Corp. Mezzanine Term Loan 3.490%, 11/12/12 (c)	213,965	194,173
3.740%, 11/12/12 (c)	273,955	246,559
3.992%, 11/12/12 (c)	684,887	609,550
4.240%, 11/12/12 (c)	1,231,797	1,083,981

		2,134,263

Media—0.9%
Clear Channel Communications, Inc. Term Loan 3.891%, 01/28/16 (c)	6,060,309	4,878,680
Tribune Co. Term Loan 0.000%, 06/04/14 (c)(d)	2,486,000	1,640,070

		6,518,750

MIST-172

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)
Security Description	Principal/Par Amount	Value

Real Estate Investment Trusts—0.2%
iStar Financial, Inc. Term Loan 5.000%, 06/28/13 (c)	$428,711	$428,786
7.000%, 06/30/14 (c)	662,000	662,069

		1,090,855

Real Estate Management & Development—1.0%
Realogy Corp. Extended Letter of Credit 4.526%, 10/10/16 (c)	462,881	432,447
Extended Term Loan 4.770%, 10/10/16 (c)	6,261,707	5,850,000
Second Lien Term Loan 13.500%, 10/15/17 (c)	719,000	743,137

		7,025,584

Total Loan Participation (Cost $23,179,578)		20,997,941

Domestic Bonds & Debt Securities—1.3%

Diversified Financial Services—0.1%
Capmark Financial Group, Inc. 9.000%, 09/30/15 (c)	785,847	795,670

Electric Utilities—0.5%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
11.750%, 03/01/22 (144A)	834,000	856,935
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
10.250%, 11/01/15	1,226,000	286,577
11.500%, 10/01/20 (144A)	3,580,000	2,353,850

		3,497,362

Food & Staples Retailing—0.1%
Rite Aid Corp. 9.375%, 12/15/15	846,000	873,495

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. 7.375%, 01/15/17	1,090,000	1,136,325

Media—0.2%
Clear Channel Communications, Inc. 11.000%, 08/01/16 (e)	1,460,000	1,087,700
9.000%, 03/01/21	349,000	315,845

		1,403,545

Real Estate Management & Development—0.2%
Realogy Corp. 11.500%, 04/15/17	445,000	421,638
7.875%, 02/15/19 (144A)	824,000	828,120
9.000%, 01/15/20 (144A)	367,000	379,845

		1,629,603

Total Domestic Bonds & Debt Securities (Cost $10,014,196)		9,336,000

Convertible Bonds—0.3%
Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts—0.3%
iStar Financial, Inc. 0.968%, 10/01/12 (c)	$2,313,000	$2,266,740

Total Convertible Bonds (Cost $2,200,471)		2,266,740

Short-Term Investments—8.7%

Mutual Fund—2.6%
State Street Navigator Securities Lending Prime Portfolio (f)	18,071,210	18,071,210

U.S. Treasury—4.1%
U.S. Treasury Bills 0.055%, 06/28/12 (g)	$3,000,000	2,999,511
0.010%, 05/10/12 (g)	3,000,000	2,999,874
0.095%, 04/19/12 (g)	4,000,000	3,999,928
0.106%, 07/05/12 (g)	3,000,000	2,999,451
0.050%, 07/12/12 (g)	3,000,000	2,999,391
0.105%, 08/09/12 (g)	5,000,000	4,998,165
0.080%, 04/12/12 (g)	8,000,000	7,999,936

		28,996,256

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $14,414,012 on 04/02/12, collateralized by $14,490,000 Federal Farm Credit Bank at 1.625% due 12/24/12 with a value of $14,707,350.	14,414,000	14,414,000

Total Short-Term Investments (Cost $61,481,229)		61,481,466

Total Investments—101.4% (Cost $640,096,490#)		715,416,163
Other assets and liabilities (net)—(1.4)%		(10,143,777)

Net Assets—100.0%		$705,272,386

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $640,096,490. The aggregate unrealized appreciation and depreciation of investments were $104,884,446 and $(29,564,773), respectively, resulting in net unrealized appreciation of $75,319,673 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $20,981,784 and the collateral received consisted of cash in the amount of $18,071,210 and non-cash collateral with a value of $3,496,220. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.

MIST-173

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	This loan will settle after March 31, 2012, at which time the interest rate will be determined.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	Zero coupon bond—Interest rate represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $6,156,552, which is 0.9% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of March 31, 2012 (Unaudited)

% of Net Assets
United States	74.2
United Kingdom	10.7
Switzerland	4.7
Germany	2.9
France	1.9
Denmark	1.1
Israel	0.6
Japan	0.3
South Korea	0.3
Netherlands	0.2

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/10/2012	Deutsche Bank AG	99,200	CHF	$110,078	$110,357	$(279)
7/17/2012	Bank of America N.A.	162,825	EUR	217,287	216,319	968
7/17/2012	Barclays Bank plc	109,505	EUR	146,132	145,181	951
7/17/2012	Barclays Bank plc	183,809	EUR	245,291	242,207	3,084
7/17/2012	Barclays Bank plc	199,743	EUR	266,554	263,717	2,837
7/17/2012	Deutsche Bank AG	325,649	EUR	434,574	432,625	1,949
7/17/2012	Deutsche Bank AG	548,248	EUR	731,628	726,099	5,529
4/20/2012	Bank of America N.A.	4,618,792	JPY	55,811	56,696	(885)
4/20/2012	Barclays Bank plc	3,136,223	JPY	37,896	37,876	20
6/19/2012	Deutsche Bank AG	208,597	NOK	36,521	35,665	856
6/19/2012	Deutsche Bank AG	210,000	NOK	36,767	35,293	1,474
6/19/2012	State Street Bank and Trust	18,468	NOK	3,233	3,196	37
6/19/2012	State Street Bank and Trust	25,020	NOK	4,381	4,329	52
6/19/2012	State Street Bank and Trust	42,688	NOK	7,474	7,364	110
6/19/2012	State Street Bank and Trust	56,533	NOK	9,898	9,502	396
6/19/2012	State Street Bank and Trust	70,950	NOK	12,422	12,008	414
6/19/2012	State Street Bank and Trust	88,300	NOK	15,460	14,609	851
6/19/2012	State Street Bank and Trust	126,000	NOK	22,060	20,936	1,124
6/19/2012	State Street Bank and Trust	129,245	NOK	22,628	21,154	1,474
6/19/2012	State Street Bank and Trust	199,731	NOK	34,969	34,143	826
6/19/2012	State Street Bank and Trust	223,036	NOK	39,049	38,167	882
6/19/2012	State Street Bank and Trust	242,410	NOK	42,441	41,566	875
6/19/2012	State Street Bank and Trust	272,000	NOK	47,622	45,610	2,012
6/19/2012	State Street Bank and Trust	314,497	NOK	55,063	52,634	2,429

Net Unrealized Appreciation						$27,986

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/10/2012	Bank of America N.A.	1,505,033	CHF	$1,670,070	$1,651,523	$(18,547)
8/10/2012	Deutsche Bank AG	1,560,280	CHF	1,731,375	1,712,711	(18,664)

MIST-174

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/10/2012	Deutsche Bank AG	58,448	CHF	$64,858	$63,663	$(1,195)
7/17/2012	Barclays Bank plc	247,930	EUR	330,859	325,619	(5,240)
7/17/2012	Barclays Bank plc	240,631	EUR	321,119	315,147	(5,972)
7/17/2012	Deutsche Bank AG	120,316	EUR	160,559	157,541	(3,018)
7/17/2012	HSBC Bank plc	120,316	EUR	160,559	157,853	(2,706)
7/17/2012	State Street Bank and Trust	29,696,419	EUR	39,629,407	38,925,472	(703,935)
5/21/2012	Bank of America N.A.	435,583	GBP	696,494	684,187	(12,307)
5/21/2012	Bank of America N.A.	218,168	GBP	348,850	344,880	(3,970)
5/21/2012	Barclays Bank plc	15,144,022	GBP	24,215,216	23,944,213	(271,003)
5/21/2012	Barclays Bank plc	440,000	GBP	703,558	697,281	(6,277)
5/21/2012	Barclays Bank plc	138,594	GBP	221,611	220,930	(681)
5/21/2012	Deutsche Bank AG	85,078	GBP	136,040	133,648	(2,392)
5/21/2012	HSBC Bank plc	14,814,360	GBP	23,688,088	23,421,503	(266,585)
5/21/2012	HSBC Bank plc	85,078	GBP	136,040	133,688	(2,352)
4/20/2012	Bank of America N.A.	57,592,472	JPY	695,911	750,391	54,480
4/20/2012	Bank of America N.A.	4,264,058	JPY	51,524	51,572	48
4/20/2012	Bank of America N.A.	3,290,523	JPY	39,761	41,038	1,277
4/20/2012	Deutsche Bank AG	3,400,000	JPY	41,083	44,214	3,131
4/20/2012	Deutsche Bank AG	3,132,077	JPY	37,846	39,135	1,289
4/20/2012	Deutsche Bank AG	2,722,286	JPY	32,894	34,262	1,368
4/20/2012	Deutsche Bank AG	2,228,565	JPY	26,928	26,733	(195)
4/20/2012	HSBC Bank plc	2,231,780	JPY	26,968	26,786	(182)
6/19/2012	Deutsche Bank AG	2,451,520	NOK	429,215	407,025	(22,190)
6/19/2012	State Street Bank and Trust	142,100	NOK	24,879	23,716	(1,163)

Net Unrealized Depreciation						$(1,286,981)

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone

MIST-175

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,607,088	$—	$—	$17,607,088
Air Freight & Logistics	—	1,303,846	—	1,303,846
Automobiles	5,781,305	—	—	5,781,305
Beverages	16,694,051	9,756,558	—	26,450,609
Biotechnology	9,491,608	—	—	9,491,608
Building Products	6,604,912	—	—	6,604,912
Capital Markets	7,378,395	4,068,263	—	11,446,658
Chemicals	—	4,900,414	—	4,900,414
Commercial Banks	19,640,521	1,955,522	—	21,596,043
Communications Equipment	13,303,432	—	—	13,303,432
Diversified Financial Services	9,370,207	5,949,378	—	15,319,585
Diversified Telecommunication Services	—	851,437	—	851,437
Electric Utilities	9,172,015	6,249,165	—	15,421,180
Electronic Equipment, Instruments & Components	6,991,210	—	—	6,991,210
Energy Equipment & Services	16,229,143	—	—	16,229,143
Food & Staples Retailing	31,668,238	—	—	31,668,238
Food Products	22,279,912	—	—	22,279,912
Health Care Equipment & Supplies	15,160,194	—	—	15,160,194
Health Care Providers & Services	20,883,771	—	—	20,883,771
Independent Power Producers & Energy Traders	3,938,137	—	—	3,938,137
Industrial Conglomerates	—	70,862	—	70,862
Insurance	29,982,872	4,557,392	—	34,540,264
Internet Software & Services	5,822,459	—	—	5,822,459
Leisure Equipment & Products	4,848,117	—	—	4,848,117
Machinery	7,976,298	—	—	7,976,298
Marine	—	7,754,389	—	7,754,389
Media	34,062,777	8,406,682	—	42,469,459
Metals & Mining	—	4,847,084	—	4,847,084
Multi-Utilities	—	3,494,258	—	3,494,258
Multiline Retail	4,611,265	—	—	4,611,265
Office Electronics	9,727,060	—	—	9,727,060
Oil, Gas & Consumable Fuels	42,328,634	15,631,751	—	57,960,385
Paper & Forest Products	14,331,278	—	—	14,331,278
Pharmaceuticals	49,278,456	—	—	49,278,456
Real Estate Investment Trusts	4,355,919	—	—	4,355,919
Real Estate Management & Development	796,525	—	2,925,861	3,722,386
Software	23,798,102	2,032,344	—	25,830,446
Tobacco	28,080,394	31,781,215	—	59,861,609
Wireless Telecommunication Services	—	12,603,300	—	12,603,300
Total Common Stocks	492,194,295	126,213,860	2,925,861	621,334,016

MIST-176

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Loan Participation*	$—	$20,997,941	$—	$20,997,941
Total Domestic Bonds & Debt Securities*	—	9,336,000	—	9,336,000
Total Convertible Bond*	—	2,266,740	—	2,266,740
Short-Term Investments
Mutual Fund	18,071,210	—	—	18,071,210
U.S. Treasury	—	28,996,256	—	28,996,256
Repurchase Agreement	—	14,414,000	—	14,414,000
Total Short-Term Investments	18,071,210	43,410,256	—	61,481,466
Total Investments	$510,265,505	$202,224,797	$2,925,861	$715,416,163

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$90,743	$—	$90,743
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(1,349,738)	—	(1,349,738)
Total Forward Contracts	$—	$(1,258,995)	$—	$(1,258,995)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation	Purchases	Transfers in to Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation for Investments still Held at March 31, 2012
Common Stock
Oil, Gas & Consumable Fuels	$0	$—	$—	$—	$0	$—
Real Estate Management & Development	2,818,600	107,261	—	—	2,925,861	107,261

Total	$2,818,600	$107,261	$—	$—	$2,925,861	$107,261

MIST-177

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds — 100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	29,537,445	$316,346,032
Met/Franklin Mutual Shares Portfolio (Class A) (a)	35,730,166	317,283,877
Met/Templeton Growth Portfolio (Class A) (a)	32,560,233	315,508,661

Total Mutual Funds (Cost $786,713,538)		949,138,570

Total Investments—100.0% (Cost $786,713,538#)		949,138,570
Other Assets and Liabilities (net)—0.0%		(299,284)

Net Assets—100.0%		$948,839,286

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $786,713,538. The aggregate and net unrealized appreciation of investments was $162,425,032 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Met/Franklin Income Portfolio*	29,936,615	7,501	(406,671)	29,537,445
Met/Franklin Mutual Shares Portfolio*	37,009,206	8,690	(1,287,730)	35,730,166
Met/Templeton Growth Portfolio*	32,412,738	480,881	(333,386)	32,560,233

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 31, 2012. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Met/Franklin Income Portfolio	$384,453	$—	$—	$316,346,032
Met/Franklin Mutual Shares Portfolio	(792,401)	—	—	317,283,877
Met/Templeton Growth Portfolio	193,789	—	—	315,508,661

	$(214,159)	$—	$—	$949,138,570

MIST-178

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$949,138,570	$—	$—	$949,138,570
Total Investments	$949,138,570	$—	$—	$949,138,570

MIST-179

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	377,978	$1,811,945

Air Freight & Logistics—2.5%
Deutsche Post AG	124,165	2,392,444
FedEx Corp.	39,840	3,663,686
United Parcel Service, Inc. - Class B	80,500	6,497,960

		12,554,090

Airlines—2.2%
Deutsche Lufthansa AG	390,665	5,465,019
International Consolidated Airlines Group S.A. (BATS Europe Exchange)*	442,913	1,275,166
International Consolidated Airlines Group S.A. (London Exchange)*	1,570,360	4,490,791

		11,230,976

Auto Components—0.7%
Cie Generale des Etablissements Michelin - Class B	50,447	3,754,627

Automobiles—2.0%
Mazda Motor Corp.*	1,120,000	1,973,092
Nissan Motor Co., Ltd. (a)	262,700	2,815,622
Toyota Motor Corp. (a)	115,900	5,046,534

		9,835,248

Biotechnology—2.3%
Amgen, Inc.	172,940	11,758,191

Capital Markets—3.2%
Bank of New York Mellon Corp. (The)	48,290	1,165,238
Credit Suisse Group AG*	156,817	4,467,713
Morgan Stanley	250,400	4,917,856
Nomura Holdings, Inc. (a)	309,000	1,377,944
UBS AG*	295,382	4,142,279

		16,071,030

Chemicals—0.8%
Akzo Nobel N.V.	65,108	3,840,973

Commercial Banks—6.4%
BNP Paribas S.A.	83,990	3,989,571
Credit Agricole S.A. (a)	638,110	3,969,758
DBS Group Holdings, Ltd.	342,500	3,861,540
HSBC Holdings plc	413,514	3,637,007
ICICI Bank, Ltd. (ADR)	68,980	2,405,333
Intesa Sanpaolo S.p.A.	2,390,065	4,287,246
KB Financial Group, Inc.	105,854	3,867,565
UniCredit S.p.A.	1,269,861	6,365,516

		32,383,536

Commercial Services & Supplies—0.4%
Rentokil Initial plc*	1,600,527	2,184,773

Communications Equipment—2.8%
Brocade Communications Systems, Inc.*	422,540	2,429,605
Cisco Systems, Inc.	397,910	8,415,797
Telefonaktiebolaget LM Ericsson - Class B	331,894	3,432,838

		14,278,240

Security Description	Shares	Value

Computers & Peripherals—1.5%
Dell, Inc.*	176,240	$2,925,584
Hewlett-Packard Co.	140,730	3,353,596
Seagate Technology plc	48,570	1,308,961

		7,588,141

Construction & Engineering—0.1%
Carillion plc	95,620	456,881

Construction Materials—1.6%
CRH plc	391,653	8,011,408

Consumer Finance—1.2%
American Express Co.	102,660	5,939,908

Diversified Financial Services—3.5%
Bank of America Corp.	199,380	1,908,067
Citigroup, Inc.	173,261	6,332,689
ING Groep N.V.*	666,282	5,556,277
JPMorgan Chase & Co.	85,870	3,948,303

		17,745,336

Diversified Telecommunication Services—4.4%
China Telecom Corp., Ltd. (ADR)	30,950	1,699,155
France Telecom S.A.	266,415	3,952,060
Singapore Telecommunications, Ltd.	2,558,000	6,404,269
Telefonica S.A.	187,548	3,076,660
Telekom Austria AG	69,211	806,730
Telenor ASA	126,466	2,344,668
Vivendi	203,044	3,731,841

		22,015,383

Electrical Equipment—1.2%
Alstom S.A.	152,104	5,930,669

Electronic Equipment, Instruments & Components—1.2%
Flextronics International, Ltd.*	314,210	2,271,738
TE Connectivity, Ltd.	97,790	3,593,783

		5,865,521

Energy Equipment & Services—2.7%
Baker Hughes, Inc.	145,170	6,088,430
Halliburton Co.	59,000	1,958,210
Noble Corp.*	100,790	3,776,601
SBM Offshore N.V.	78,600	1,605,173

		13,428,414

Food & Staples Retailing—2.3%
CVS Caremark Corp.	150,168	6,727,526
TESCO plc	948,027	5,002,960

		11,730,486

Health Care Equipment & Supplies—1.1%
Medtronic, Inc.	144,490	5,662,563

Health Care Providers & Services—0.5%
Quest Diagnostics, Inc.	44,740	2,735,851

MIST-180

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.5%
Persimmon plc	248,267	$2,549,169

Industrial Conglomerates—3.1%
Citic Pacific, Ltd. (a)	57,000	95,961
General Electric Co.	238,320	4,783,083
Koninklijke Philips Electronics N.V.	275,053	5,574,500
Siemens AG	52,593	5,308,349

		15,761,893

Insurance—5.3%
AIA Group, Ltd.	831,200	3,043,819
Aviva plc	868,048	4,604,195
AXA S.A.	326,731	5,421,677
Muenchener Rueckversicherungs AG	29,261	4,415,773
RenaissanceRe Holdings, Ltd. (a)	40,240	3,047,375
Swiss Re AG*	97,008	6,204,937

		26,737,776

IT Services—0.1%
SAIC, Inc.*	19,200	253,440

Life Sciences Tools & Services—0.3%
Lonza Group AG*	28,108	1,452,179

Machinery—0.4%
Navistar International Corp.* (a)	51,700	2,091,265

Media—7.7%
Comcast Corp. - Special Class A	378,560	11,171,306
News Corp. - Class A	509,170	10,025,557
Reed Elsevier N.V.	129,357	1,651,327
Time Warner Cable, Inc.	75,856	6,182,264
Time Warner, Inc.	65,296	2,464,924
Viacom, Inc. - Class B	78,100	3,706,626
Walt Disney Co. (The)	86,200	3,773,836

		38,975,840

Metals & Mining—0.5%
POSCO	1,560	524,621
Vale S.A. (ADR) (a)	85,020	1,929,104

		2,453,725

Multiline Retail—0.7%
Marks & Spencer Group plc	178,900	1,083,946
Target Corp.	44,510	2,593,598

		3,677,544

Office Electronics—0.4%
Konica Minolta Holdings, Inc. (a)	220,500	1,947,099

Oil, Gas & Consumable Fuels—8.4%
BP plc	868,351	6,485,719
Chevron Corp.	51,510	5,523,932
ENI S.p.A.	161,044	3,773,398
Gazprom (ADR)	367,460	4,542,354
Petroleo Brasileiro S.A. (ADR)	69,570	1,778,209
Royal Dutch Shell plc - A Shares	2,811	98,129

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell plc - B Shares	234,158	$8,249,632
Statoil ASA	161,837	4,387,941
Talisman Energy, Inc.	70,500	886,330
Total S.A.	128,704	6,560,230

		42,285,874

Pharmaceuticals—9.9%
GlaxoSmithKline plc	399,319	8,916,934
Merck & Co., Inc.	162,440	6,237,696
Merck KGaA	32,206	3,564,194
Novartis AG	35,767	1,980,935
Pfizer, Inc.	502,590	11,388,689
Roche Holding AG	41,425	7,212,371
Sanofi	140,155	10,865,902

		50,166,721

Professional Services—1.3%
Adecco S.A.* (a)	23,468	1,228,834
Hays plc	583,173	786,253
Randstad Holding N.V. (a)	116,545	4,393,736

		6,408,823

Real Estate Management & Development—0.5%
Cheung Kong Holdings, Ltd.	96,000	1,239,271
Swire Pacific, Ltd. - Class A	116,000	1,299,641
Swire Properties, Ltd.	81,200	202,381

		2,741,293

Semiconductors & Semiconductor Equipment—2.6%
Samsung Electronics Co., Ltd.	7,201	8,109,479
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	323,289	4,939,856

		13,049,335

Software—5.2%
Check Point Software Technologies, Ltd.* (a)	34,030	2,172,475
Microsoft Corp.	344,250	11,102,062
Nintendo Co., Ltd. (a)	23,538	3,565,426
Oracle Corp.	129,110	3,764,848
SAP AG	81,985	5,725,161

		26,329,972

Specialty Retail—2.2%
Home Depot, Inc. (The)	66,800	3,360,708
Kingfisher plc	1,245,702	6,108,117
USS Co., Ltd.	15,990	1,630,095

		11,098,920

Trading Companies & Distributors—0.4%
ITOCHU Corp. (a)	175,100	1,915,780

Wireless Telecommunication Services—3.9%
China Mobile, Ltd.	142,500	1,569,508
Sprint Nextel Corp.*	1,598,740	4,556,409
Turkcell Iletisim Hizmetleri (ADR)*	292,840	3,689,784

MIST-181

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services—(Continued)
Vodafone Group plc	3,509,496	$9,690,171

		19,505,872

Total Common Stocks (Cost $470,363,606)		496,216,710

Short-Term Investments—6.5%

Mutual Fund—5.1%
State Street Navigator Securities Lending Prime Portfolio (b)	25,767,809	25,767,809

Repurchase Agreement—1.4%
Fixed Income Clearing Corp.Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $7,404,006 on 04/02/12, collateralized by $7,160,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $7,553,800.	$7,404,000	7,404,000

Total Short-Term Investments (Cost $33,171,809)		33,171,809

Total Investments—104.9% (Cost $503,535,415#)		529,388,519
Other assets and liabilities (net)—(4.9)%		(24,944,125)

Net Assets—100.0%		$504,444,394

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $503,535,415. The aggregate unrealized appreciation and depreciation of investments were $68,660,085 and $(42,806,981), respectively, resulting in net unrealized appreciation of $ 25,853,104 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $26,882,332 and the collateral received consisted of cash in the amount of $25,767,809 and non-cash collateral with a value of $2,198,207. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of March 31, 2012 (Unaudited)

% of Net Assets
United States	37.0
United Kingdom	12.2
France	9.6
Switzerland	6.8
Germany	5.3
Netherlands	4.5
Japan	4.0
Italy	2.9
Singapore	2.5
South Korea	2.5

MIST-182

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$1,811,945	$—	$1,811,945
Air Freight & Logistics	10,161,646	2,392,444	—	12,554,090
Airlines	—	11,230,976	—	11,230,976
Auto Components	—	3,754,627	—	3,754,627
Automobiles	—	9,835,248	—	9,835,248
Biotechnology	11,758,191	—	—	11,758,191
Capital Markets	6,083,094	9,987,936	—	16,071,030
Chemicals	—	3,840,973	—	3,840,973
Commercial Banks	2,405,333	29,978,203	—	32,383,536
Commercial Services & Supplies	—	2,184,773	—	2,184,773
Communications Equipment	10,845,402	3,432,838	—	14,278,240
Computers & Peripherals	7,588,141	—	—	7,588,141
Construction & Engineering	—	456,881	—	456,881
Construction Materials	—	8,011,408	—	8,011,408
Consumer Finance	5,939,908	—	—	5,939,908
Diversified Financial Services	12,189,059	5,556,277	—	17,745,336
Diversified Telecommunication Services	1,699,155	20,316,228	—	22,015,383
Electrical Equipment	—	5,930,669	—	5,930,669
Electronic Equipment, Instruments & Components	5,865,521	—	—	5,865,521
Energy Equipment & Services	11,823,241	1,605,173	—	13,428,414
Food & Staples Retailing	6,727,526	5,002,960	—	11,730,486
Health Care Equipment & Supplies	5,662,563	—	—	5,662,563
Health Care Providers & Services	2,735,851	—	—	2,735,851
Household Durables	—	2,549,169	—	2,549,169
Industrial Conglomerates	4,783,083	10,978,810	—	15,761,893
Insurance	3,047,375	23,690,401	—	26,737,776
IT Services	253,440	—	—	253,440
Life Sciences Tools & Services	—	1,452,179	—	1,452,179
Machinery	2,091,265	—	—	2,091,265
Media	37,324,513	1,651,327	—	38,975,840
Metals & Mining	1,929,104	524,621	—	2,453,725
Multiline Retail	2,593,598	1,083,946	—	3,677,544
Office Electronics	—	1,947,099	—	1,947,099
Oil, Gas & Consumable Fuels	12,459,337	29,826,537	—	42,285,874
Pharmaceuticals	17,626,385	32,540,336	—	50,166,721
Professional Services	—	6,408,823	—	6,408,823
Real Estate Management & Development	—	2,741,293	—	2,741,293
Semiconductors & Semiconductor Equipment	4,939,856	8,109,479	—	13,049,335
Software	17,039,385	9,290,587	—	26,329,972
Specialty Retail	3,360,708	7,738,212	—	11,098,920

MIST-183

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$—	$1,915,780	$—	$1,915,780
Wireless Telecommunication Services	8,246,193	11,259,679	—	19,505,872
Total Common Stocks	217,178,873	279,037,837	—	496,216,710
Short-Term Investments
Mutual Fund	25,767,809	—	—	25,767,809
Repurchase Agreement	—	7,404,000	—	7,404,000
Total Short-Term Investments	25,767,809	7,404,000	—	33,171,809
Total Investments	$242,946,682	$286,441,837	$—	$529,388,519

MIST-184

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—88.4% of Net Assets

Security Description	Par Amount†	Value

Argentina—0.5%
Argentina Boden Bonds 0.785%, 08/03/12 (a)	44,400,000	$5,487,840

Australia—9.1%
Australia Government Bond Series 123 5.750%, 04/15/12 (AUD)	16,770,000	17,382,491
New South Wales Treasury Corp. Series 12 6.000%, 05/01/12 (AUD)	4,620,000	4,792,613
Series 17RG 5.500%, 03/01/17 (AUD)	12,800,000	14,000,352
Series 813 5.500%, 08/01/13 (AUD)	11,010,000	11,630,519
Queensland Treasury Corp. Series 13 6.000%, 08/14/13 (AUD)	6,880,000	7,319,636
Series 17 6.000%, 08/21/13 (AUD)	12,135,000	12,885,041
6.000%, 09/14/17 (AUD)	12,500,000	13,949,529
Western Australia Treasury Corp. Series 12 5.500%, 07/17/12 (AUD)	4,725,000	4,912,059
Series 13 8.000%, 06/15/13 (AUD)	9,750,000	10,573,405

		97,445,645

Brazil—3.5%
Brazil Notas do Tesouro Nacional Series B 6.000%, 05/15/15 (BRL)	13,495,000	16,907,211
6.000%, 08/15/16 (BRL)	3,245,000	4,030,210
6.000%, 08/15/18 (BRL)	3,075,000	3,852,534
6.000%, 05/15/45 (BRL)	6,400,000	8,564,602
Series F 10.000%, 01/01/17 (BRL)	8,025,000	4,390,593

		37,745,150

Hungary—3.2%
Hungary Government Bond
Series 13/D 6.750%, 02/12/13 (HUF)	102,900,000	460,967
Series 13/E 7.500%, 10/24/13 (HUF)	77,600,000	348,602
Series 14/A 8.000%, 02/12/15 (HUF)	109,300,000	485,499
Series 14/C 5.500%, 02/12/14 (HUF)	237,400,000	1,023,883
Series 14/D 6.750%, 08/22/14 (HUF)	680,800,000	2,989,352
Series 16/C 5.500%, 02/12/16 (HUF)	168,700,000	684,899
Series 17/A 6.750%, 11/24/17 (HUF)	587,400,000	2,407,777
Series 17/B 6.750%, 02/24/17 (HUF)	153,300,000	636,437

Security Description	Par Amount†	Value

Hungary—(Continued)
Series 19/A 6.500%, 06/24/19 (HUF)	153,000,000	$602,380
Series 20/A 7.500%, 11/12/20 (HUF)	11,000,000	45,142
Series 22/A 7.000%, 06/24/22 (HUF)	95,900,000	376,224
Hungary Government International Bond 4.375%, 07/04/17 (EUR) (b)	580,000	644,828
5.750%, 06/11/18 (EUR)	4,840,000	5,581,279
6.250%, 01/29/20 (b)	7,333,000	6,726,487
6.375%, 03/29/21 (b)	4,058,000	3,733,360
EMTN 3.875%, 02/24/20 (EUR)	6,510,000	6,601,217
Hungary Treasury Bills Series 12M 5.485%, 08/22/12 (HUF) (c)	195,400,000	859,727

		34,208,060

Indonesia—6.0%
Indonesia Retail Bond Series OR17 7.950%, 08/15/13 (IDR)	40,500,000,000	4,648,655
Indonesia Treasury Bond Series FR33 12.500%, 03/15/13 (IDR)	37,300,000,000	4,400,809
Series FR34 12.800%, 06/15/21 (IDR)	93,010,000,000	15,037,552
Series FR44 10.000%, 09/15/24 (IDR)	186,070,000,000	26,524,702
Series FR47 10.000%, 02/15/28 (IDR)	92,960,000,000	13,384,430

		63,996,148

Ireland—4.3%
Ireland Government Bond 4.600%, 04/18/16 (EUR) (b)	982,000	1,280,277
4.500%, 10/18/18 (EUR)	1,042,000	1,253,430
4.400%, 06/18/19 (EUR)	1,532,000	1,799,103
5.900%, 10/18/19 (EUR)	3,639,000	4,593,874
4.500%, 04/18/20 (EUR)	3,844,000	4,409,193
5.000%, 10/18/20 (EUR)	11,752,000	13,776,689
5.400%, 03/13/25 (EUR)	16,651,000	19,171,677

		46,284,243

Israel—3.0%
Israel Government Bond - Fixed Series 0313 5.000%, 03/31/13 (ILS)	20,640,000	5,693,083
Series 0913 3.500%, 09/30/13 (ILS)	31,257,000	8,667,051
Israel Treasury Bill - Makam Series 0412 3.110%, 04/04/12 (ILS) (c)	43,360,000	11,685,176
Series 0512 3.160%, 05/02/12 (ILS) (c)	22,840,000	6,143,500

		32,188,810

MIST-185

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Lithuania—1.6%
Lithuania Government International Bond 6.750%, 01/15/15 (144A)	7,480,000	$8,115,800
7.375%, 02/11/20 (144A)	6,420,000	7,543,500
6.125%, 03/09/21 (144A)	930,000	999,750

		16,659,050

Malaysia—5.5%
Bank Negara Malaysia Monetary Notes Series 0912 2.734%, 11/01/12 (MYR) (c)	9,550,000	3,064,489
Series 1012 2.733%, 12/20/12 (MYR) (c)	8,306,000	2,654,645
Series 1112 2.751%, 02/19/13 (MYR) (c)	16,540,000	5,260,951
Series 1412 2.900%, 05/29/12 (MYR) (c)	2,040,000	662,846
2.810%, 09/20/12 (MYR) (c)	19,170,000	6,172,164
2.759%, 02/26/13 (MYR) (c)	51,780,000	16,460,547
Series 4711 2.642%, 04/05/12 (MYR) (c)	6,400,000	2,088,938
Series 6111 2.816%, 04/19/12 (MYR) (c)	3,500,000	1,141,043
Series 6211 2.769%, 06/14/12 (MYR) (c)	660,000	214,184
Series 6511 2.890%, 04/26/12 (MYR) (c)	50,000	16,291
2.777%, 06/12/12 (MYR) (c)	440,000	142,813
2.774%, 06/28/12 (MYR) (c)	810,000	262,559
2.771%, 07/26/12 (MYR) (c)	180,000	58,213
2.812%, 08/02/12 (MYR) (c)	770,000	248,899
2.759%, 08/14/12 (MYR) (c)	1,170,000	377,823
2.750%, 09/27/12 (MYR) (c)	2,100,000	675,748
2.733%, 10/18/12 (MYR) (c)	2,040,000	655,311
2.770%, 01/10/13 (MYR) (c)	1,254,000	400,133
2.812%, 01/17/13 (MYR) (c)	1,910,000	609,105
Series 6811 3.132%, 05/17/12 (MYR) (c)	1,010,000	328,502
Malaysia Government Bond 5.094%, 04/30/14 (MYR)	2,060,000	698,855
Series 3/03 3.702%, 02/25/13 (MYR)	7,654,000	2,512,831
Series 5/06 3.718%, 06/15/12 (MYR)	29,480,000	9,635,404
Series 0108 3.461%, 07/31/13 (MYR)	1,750,000	574,109
Series 0109 2.509%, 08/27/12 (MYR)	10,320,000	3,361,568
Series 0507 3.700%, 05/15/13 (MYR)	1,590,000	522,645
Series 0509 3.210%, 05/31/13 (MYR)	1,070,000	349,860
Malaysia Treasury Bill Series 182 2.705%, 04/13/12 (MYR) (c)	240,000	78,282
Series 364 2.625%, 07/27/12 (MYR) (c)	1,000,000	323,378

		59,552,136

Security Description	Par Amount†	Value

Mexico—7.3%
Mexican Bonos Series M 9.000%, 06/20/13 (MXN)	170,280,000	$13,985,339
Series MI10 8.000%, 12/19/13 (MXN)	563,874,000	46,407,767
Series M10 7.750%, 12/14/17 (MXN)	195,000,000	16,920,698
Mexican Udibonos 5.000%, 06/16/16 (MXN)	8,282,461	729,228
3.500%, 12/14/17 (MXN)	3,332,147	283,155

		78,326,187

Norway—2.5%
Norway Treasury Bill 1.466%, 03/20/13 (NOK) (c)	153,920,000	26,644,600

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	2,460,780

Poland—8.3%
Poland Government Bond Series 0113 4.600%, 01/25/13 (PLN) (c)	57,205,000	17,742,981
Series 0114 4.280%, 01/25/14 (PLN) (c)	11,350,000	3,366,682
Series 0412 4.750%, 04/25/12 (PLN)	6,950,000	2,235,697
Series 0413 5.250%, 04/25/13 (PLN)	9,680,000	3,137,246
Series 0414 5.750%, 04/25/14 (PLN)	44,450,000	14,607,666
Series 0415 5.500%, 04/25/15 (PLN)	2,440,000	801,939
Series 0712 4.455%, 07/25/12 (PLN) (c)	3,880,000	1,230,739
Series 0713 4.363%, 07/25/13 (PLN) (c)	20,620,000	6,262,977
Series 1012 4.464%, 10/25/12 (PLN) (c)	21,755,000	6,817,605
Series 1013 5.000%, 10/24/13 (PLN)	49,965,000	16,175,471
Series 1015 6.250%, 10/24/15 (PLN)	48,455,000	16,322,865

		88,701,868

Qatar—0.0%
Qatar Government International Bond 6.550%, 04/09/19 (144A)	100,000	119,500

Russia—2.4%
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	21,042,000	25,276,702

Singapore—1.7%
Singapore Government Bond 0.250%, 02/01/14 (SGD)	23,435,000	18,654,487

MIST-186

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

South Africa—0.6%
South Africa Government International Bond 6.875%, 05/27/19	5,730,000	$6,926,137

South Korea—14.9%
Korea Monetary Stabilization Bond 3.900%, 08/02/13 (KRW)	15,750,000,000	13,954,135
Korea Treasury Bond Series 1206 4.000%, 06/10/12 (KRW)	49,990,000,000	44,162,120
Series 1212 4.250%, 12/10/12 (KRW)	4,446,000,000	3,944,193
Series 1303 5.250%, 03/10/13 (KRW)	1,423,000,000	1,276,353
Series 1306 3.750%, 06/10/13 (KRW)	32,159,600,000	28,466,348
Series 1312 3.000%, 12/10/13 (KRW)	78,521,800,000	68,713,107

		160,516,256

Sri Lanka—1.1%
Sri Lanka Government Bonds 7.500%, 08/01/13 (LKR)	131,000,000	972,259
Series A
6.900%, 08/01/12 (LKR)	12,400,000	95,524
7.000%, 03/01/14 (LKR)	900,000	6,463
11.750%, 03/15/15 (LKR)	11,590,000	90,415
6.500%, 07/15/15 (LKR)	68,400,000	455,507
11.000%, 08/01/15 (LKR)	522,600,000	3,964,258
6.400%, 08/01/16 (LKR)	56,200,000	359,078
Series B 6.600%, 06/01/14 (LKR)	13,600,000	96,417
11.000%, 09/01/15 (LKR)	762,125,000	5,778,809
6.400%, 10/01/16 (LKR)	35,400,000	223,501
Sri Lanka Treasury Bills Series 364 6.839%, 07/06/12 (LKR) (c)	900,000	6,825
6.766%, 09/14/12 (LKR) (c)	15,400,000	114,435
6.814%, 09/28/12 (LKR) (c)	4,200,000	31,083

		12,194,574

Supranational—0.5%
European Investment Bank Series EMTN 5.375%, 07/16/12 (NOK)	32,000,000	5,671,694

Sweden—7.0%
Kommuninvest I Sverige Series 1210 1.750%, 10/08/12 (SEK)	6,060,000	915,309
Sweden Government Bond Series 1046 5.500%, 10/08/12 (SEK)	318,640,000	49,151,610
Series 1055 1.500%, 08/30/13 (SEK)	164,060,000	24,912,282

		74,979,201

Security Description	Shares/Par Amount†	Value

Ukraine—1.0%
Ukraine Government International Bond 7.650%, 06/11/13 (144A)	320,000	$310,000
4.950%, 10/13/15 (144A) (EUR)	150,000	171,547
6.250%, 06/17/16 (144A)	400,000	350,000
7.750%, 09/23/20 (144A)	4,510,000	3,878,600
7.950%, 02/23/21 (144A)	6,774,000	5,859,510

		10,569,657

United Arab Emirates—0.0%
Financing of Infrastrucural Projects State Enterprise
7.400%, 04/20/18 (144A)	400,000	330,129

United Kingdom—3.3%
United Kingdom Gilt 5.250%, 06/07/12 (GBP)	21,969,000	35,445,150

Venezuela—0.4%
Venezuela Government International Bond 10.750%, 09/19/13 (b)	3,985,000	4,174,288

Vietnam—0.5%
Vietnam Government International Bond 6.750%, 01/29/20 (144A) (b)	5,080,000	5,575,300

Total Foreign Bonds & Debt Securities (Cost $913,234,468)		950,133,592

Municipals—1.0%
California State General Obligation Unlimited, Build America Bonds 6.650%, 03/01/22	520,000	624,427
7.550%, 04/01/39	325,000	422,006
7.625%, 03/01/40	3,245,000	4,229,728
City of Detroit, MI General Obligation 4.500%, 11/01/23	175,000	185,598
Illinois State General Obligation Unlimited, Taxable
4.421%, 01/01/15	2,920,000	3,067,635
Tulare, CA Sewer Revenue Build America Bonds
8.750%, 11/15/44	1,585,000	1,767,132

Total Municipals (Cost $8,842,076)		10,296,526

Short-Term Investments—6.4%

Discount Note—1.9%
Federal Farm Credit 0.011%, 04/02/12 (c)	20,310,000	20,309,994

Mutual Fund—0.9%
State Street Navigator Securities Lending Prime Portfolio (d)	9,317,491	9,317,491

MIST-187

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $38,677,032 on 04/02/12, collateralized by $39,305,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $39,452,394	38,677,000	$38,677,000

Total Short-Term Investments (Cost $68,304,485)		68,304,485

Total Investments—95.8% (Cost $990,381,029#)		1,028,734,603
Other assets and liabilities (net)—4.2%		45,379,633

Net Assets—100.0%		$1,074,114,236

†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $990,381,029. The aggregate unrealized appreciation and depreciation of investments were $67,334,234 and $(28,980,660), respectively, resulting in net unrealized appreciation of $38,353,574 for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $8,953,685 and the collateral received consisted of cash in the amount of $9,317,491. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	Represents investment of collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $58,530,338, which is 5.4% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korean Won
(LKR)—	Sri Lanka Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Top Industries as of March 31, 2012 (Unaudited)

% of Net Assets
Global Government Investment Grade	78.7
Global Government High Yield	6.9
Foreign Corporate Investment Grade	3.8

MIST-188

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/4/2012	Deutsche Bank AG	1,182,768,000	CLP	$2,411,266	$2,460,000	$(48,734)
5/9/2012	Deutsche Bank AG	8,066,295,000	CLP	16,434,858	16,573,444	(138,586)
5/9/2012	JPMorgan Chase Bank N.A.	1,186,950,000	CLP	2,418,379	2,460,000	(41,621)
5/9/2012	JPMorgan Chase Bank N.A.	8,126,730,000	CLP	16,557,993	16,825,528	(267,535)
5/11/2012	Morgan Stanley & Co., Inc.	440,900,000	CLP	898,112	908,080	(9,968)
1/14/2013	Morgan Stanley & Co., Inc.	864,300,000	CLP	1,714,119	1,641,595	72,524
2/4/2013	Morgan Stanley & Co., Inc.	374,490,000	CLP	741,039	743,183	(2,144)
2/4/2013	Morgan Stanley & Co., Inc.	378,910,000	CLP	749,785	751,582	(1,797)
2/11/2013	Deutsche Bank AG	438,900,000	CLP	867,844	883,988	(16,144)
2/11/2013	Morgan Stanley & Co., Inc.	370,000,000	CLP	731,607	748,988	(17,381)
2/13/2013	Barclays Bank plc	438,100,000	CLP	866,077	883,800	(17,723)
2/13/2013	Morgan Stanley & Co., Inc.	993,900,000	CLP	1,964,835	2,013,982	(49,147)
2/15/2013	Deutsche Bank AG	433,400,000	CLP	856,603	871,121	(14,518)
2/21/2013	JPMorgan Chase Bank N.A.	405,100,000	CLP	800,156	820,040	(19,884)
2/22/2013	JPMorgan Chase Bank N.A.	687,600,000	CLP	1,358,008	1,376,577	(18,569)
2/25/2013	Deutsche Bank AG	360,850,000	CLP	712,450	719,542	(7,092)
2/25/2013	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,707,984	1,727,224	(19,240)
2/26/2013	Deutsche Bank AG	245,250,000	CLP	484,161	485,605	(1,444)
2/27/2013	Morgan Stanley & Co., Inc.	313,500,000	CLP	618,831	627,000	(8,169)
2/28/2013	Deutsche Bank AG	303,150,000	CLP	598,337	602,564	(4,227)
2/28/2013	JPMorgan Chase Bank N.A.	246,100,000	CLP	485,736	490,826	(5,090)
3/1/2013	Barclays Bank plc	385,400,000	CLP	760,596	770,954	(10,358)
3/1/2013	Barclays Bank plc	769,600,000	CLP	1,518,823	1,548,958	(30,135)
3/1/2013	Deutsche Bank AG	303,150,000	CLP	598,274	604,427	(6,153)
3/4/2013	Deutsche Bank AG	39,050,000	CLP	77,041	78,006	(965)
3/6/2013	Deutsche Bank AG	39,050,000	CLP	77,025	78,532	(1,507)
3/11/2013	Morgan Stanley & Co., Inc.	113,400,000	CLP	223,559	221,701	1,858
3/21/2013	JPMorgan Chase Bank N.A.	408,600,000	CLP	804,667	818,838	(14,171)
5/4/2012	Deutsche Bank AG	4,573,000	EUR	6,099,820	5,981,484	118,336
4/2/2012	Credit Suisse International	1,309,025	GBP	2,093,787	2,080,434	13,353
6/6/2012	Barclays Bank plc	18,383	GBP	29,391	29,291	100
6/6/2012	Citibank N.A.	148,153	GBP	236,870	236,291	579
6/13/2012	Barclays Bank plc	995,417	GBP	1,591,416	1,570,768	20,648
6/26/2012	Citibank N.A.	228,975	GBP	366,039	361,496	4,543
6/27/2012	Deutsche Bank AG	522,886	GBP	835,879	828,042	7,837
6/27/2012	Deutsche Bank AG	1,088,279	GBP	1,739,709	1,723,398	16,311
6/27/2012	JPMorgan Chase Bank N.A.	135,289	GBP	216,271	213,638	2,633
6/28/2012	Barclays Bank plc	571,978	GBP	914,351	905,156	9,195
6/28/2012	Morgan Stanley & Co., Inc.	350,770	GBP	560,733	558,777	1,956
6/28/2012	Morgan Stanley & Co., Inc.	1,088,136	GBP	1,739,469	1,733,401	6,068
6/29/2012	Barclays Bank plc	2,182,889	GBP	3,489,491	3,466,646	22,845
7/2/2012	Credit Suisse International	1,309,025	GBP	2,092,518	2,079,909	12,609
9/28/2012	Deutsche Bank AG	308,000,000	HUF	1,363,416	1,415,441	(52,025)
9/28/2012	Deutsche Bank AG	314,100,000	HUF	1,390,419	1,421,589	(31,170)
5/10/2012	HSBC Bank plc	1,228,565,000	INR	23,916,490	25,821,039	(1,904,549)
7/19/2012	JPMorgan Chase Bank N.A.	7,329,000	INR	140,823	157,715	(16,892)
7/19/2012	JPMorgan Chase Bank N.A.	7,329,000	INR	140,823	157,715	(16,892)
8/24/2012	Deutsche Bank AG	49,984,000	INR	954,919	1,057,900	(102,981)
8/24/2012	HSBC Bank plc	57,675,000	INR	1,101,852	1,221,972	(120,120)
9/6/2012	Deutsche Bank AG	35,346,000	INR	673,874	744,769	(70,895)
10/29/2012	Deutsche Bank AG	78,899,000	INR	1,492,461	1,527,437	(34,976)
10/29/2012	HSBC Bank plc	80,751,000	INR	1,527,494	1,565,716	(38,222)
10/31/2012	Deutsche Bank AG	166,621,000	INR	3,150,961	3,239,146	(88,185)
10/31/2012	HSBC Bank plc	120,290,000	INR	2,274,798	2,337,998	(63,200)
6/27/2012	Deutsche Bank AG	1,159,000,000	KRW	1,016,707	987,939	28,768
6/27/2012	Deutsche Bank AG	1,162,000,000	KRW	1,019,338	999,054	20,284
9/26/2012	HSBC Bank plc	2,328,000,000	KRW	2,032,187	1,971,278	60,909

MIST-189

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/8/2013	HSBC Bank plc	16,965,000	MXN	$1,286,704	1,264,940	$21,764
5/11/2012	JPMorgan Chase Bank N.A.	50,424,120	MYR	16,415,504	16,660,869	(245,365)
6/6/2012	HSBC Bank plc	99,141,840	MYR	32,222,026	32,345,385	(123,359)
8/27/2012	HSBC Bank plc	10,421,193	MYR	3,371,980	3,484,650	(112,670)
8/27/2012	JPMorgan Chase Bank N.A.	7,165,900	MYR	2,318,666	2,396,061	(77,395)
10/12/2012	JPMorgan Chase Bank N.A.	58,458,531	MYR	18,870,205	18,211,380	658,825
5/4/2012	JPMorgan Chase Bank N.A.	210,512,040	PHP	4,891,860	4,920,000	(28,140)
5/7/2012	Deutsche Bank AG	211,958,520	PHP	4,924,401	4,920,000	4,401
9/24/2012	Deutsche Bank AG	62,498,000	PHP	1,438,558	1,404,607	33,951
9/28/2012	HSBC Bank plc	22,900,000	PHP	526,975	523,860	3,115
10/3/2012	HSBC Bank plc	18,300,000	PHP	420,990	416,904	4,086
10/4/2012	Deutsche Bank AG	75,232,000	PHP	1,730,615	1,727,485	3,130
10/4/2012	HSBC Bank plc	60,346,000	PHP	1,388,182	1,368,980	19,202
10/5/2012	Deutsche Bank AG	89,947,000	PHP	2,069,009	2,065,373	3,636
10/5/2012	HSBC Bank plc	89,969,000	PHP	2,069,515	2,028,111	41,404
10/9/2012	Deutsche Bank AG	73,838,000	PHP	1,698,111	1,696,450	1,661
10/9/2012	JPMorgan Chase Bank N.A.	23,762,000	PHP	546,474	544,751	1,723
10/11/2012	Deutsche Bank AG	59,085,000	PHP	1,358,685	1,357,340	1,345
10/11/2012	HSBC Bank plc	29,555,000	PHP	679,630	679,566	64
10/11/2012	HSBC Bank plc	59,197,000	PHP	1,361,260	1,361,132	128
10/11/2012	JPMorgan Chase Bank N.A.	29,478,000	PHP	677,859	675,791	2,068
10/12/2012	Deutsche Bank AG	17,593,000	PHP	404,538	403,047	1,491
10/12/2012	JPMorgan Chase Bank N.A.	41,339,000	PHP	950,559	955,815	(5,256)
10/15/2012	HSBC Bank plc	29,334,000	PHP	674,409	672,259	2,150
10/15/2012	JPMorgan Chase Bank N.A.	24,453,000	PHP	562,191	563,303	(1,112)
10/15/2012	JPMorgan Chase Bank N.A.	48,518,000	PHP	1,115,462	1,110,506	4,956
10/19/2012	Deutsche Bank AG	16,007,000	PHP	367,936	366,544	1,392
10/19/2012	HSBC Bank plc	58,332,000	PHP	1,340,817	1,352,752	(11,935)
10/22/2012	Deutsche Bank AG	63,989,000	PHP	1,470,621	1,465,620	5,001
10/22/2012	JPMorgan Chase Bank N.A.	32,130,000	PHP	738,425	739,811	(1,386)
10/29/2012	JPMorgan Chase Bank N.A.	31,270,000	PHP	718,401	726,516	(8,115)
10/29/2012	Morgan Stanley & Co., Inc.	6,810,000	PHP	156,454	157,639	(1,185)
11/14/2012	Deutsche Bank AG	18,200,000	PHP	417,785	420,906	(3,121)
1/22/2013	Deutsche Bank AG	15,814,000	PHP	361,804	361,067	737
1/22/2013	JPMorgan Chase Bank N.A.	63,113,000	PHP	1,443,943	1,442,648	1,295
1/28/2013	HSBC Bank plc	58,332,000	PHP	1,334,235	1,345,482	(11,247)
1/31/2013	Deutsche Bank AG	49,803,000	PHP	1,139,011	1,154,183	(15,172)
2/4/2013	Deutsche Bank AG	59,600,000	PHP	1,362,850	1,384,952	(22,102)
2/4/2013	HSBC Bank plc	38,100,000	PHP	871,218	885,758	(14,540)
2/6/2013	HSBC Bank plc	32,500,000	PHP	743,104	755,216	(12,112)
2/7/2013	JPMorgan Chase Bank N.A.	23,000,000	PHP	525,868	535,382	(9,514)
5/4/2012	Deutsche Bank AG	3,002,184	SGD	2,388,339	2,460,000	(71,661)
5/7/2012	Morgan Stanley & Co., Inc.	3,014,189	SGD	2,397,904	2,460,000	(62,096)
7/31/2012	JPMorgan Chase Bank N.A.	12,676,300	SGD	10,089,215	10,585,637	(496,422)
8/1/2012	Morgan Stanley & Co., Inc.	10,161,130	SGD	8,087,428	8,468,526	(381,098)
8/6/2012	Credit Suisse International	7,818,300	SGD	6,222,983	6,526,672	(303,689)
8/6/2012	Deutsche Bank AG	7,822,083	SGD	6,225,994	6,526,670	(300,676)
8/17/2012	Barclays Bank plc	1,863,000	SGD	1,482,991	1,479,746	3,245
8/17/2012	HSBC Bank plc	2,796,000	SGD	2,225,680	2,212,463	13,217
8/23/2012	Deutsche Bank AG	1,821,000	SGD	1,449,629	1,451,748	(2,119)
8/24/2012	Deutsche Bank AG	1,827,000	SGD	1,454,417	1,452,767	1,650
8/27/2012	Deutsche Bank AG	2,274,000	SGD	1,810,305	1,812,891	(2,586)
8/31/2012	Deutsche Bank AG	1,138,500	SGD	906,376	905,872	504
9/19/2012	JPMorgan Chase Bank N.A.	4,370,000	SGD	3,479,564	3,450,454	29,110
2/7/2013	Deutsche Bank AG	2,353,000	SGD	1,875,660	1,895,288	(19,628)
2/7/2013	HSBC Bank plc	2,353,000	SGD	1,875,660	1,894,525	(18,865)
2/8/2013	Deutsche Bank AG	4,687,000	SGD	3,736,209	3,771,565	(35,356)
2/13/2013	Barclays Bank plc	654,403	SGD	521,677	527,447	(5,770)
2/14/2013	HSBC Bank plc	1,679,900	SGD	1,339,195	1,353,666	(14,471)

MIST-190

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/14/2013	HSBC Bank plc	2,333,200	SGD	$1,859,998	$1,880,097	$(20,099)
2/19/2013	Deutsche Bank AG	2,796,000	SGD	2,229,040	2,227,888	1,152
2/28/2013	Deutsche Bank AG	1,138,500	SGD	907,716	907,967	(251)
3/19/2013	Deutsche Bank AG	3,051,000	SGD	2,432,966	2,409,382	23,584
3/19/2013	HSBC Bank plc	3,488,000	SGD	2,781,444	2,760,149	21,295
3/21/2013	Deutsche Bank AG	3,284,900	SGD	2,619,534	2,619,120	414
3/21/2013	HSBC Bank plc	2,625,000	SGD	2,093,299	2,092,634	665

Net Unrealized Depreciation						$(4,417,205)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/4/2012	Deutsche Bank AG	1,420,000	EUR	$1,893,862	$1,994,745	$100,883
4/5/2012	Deutsche Bank AG	952,000	EUR	1,269,693	1,332,457	62,764
4/10/2012	Deutsche Bank AG	3,184,000	EUR	4,246,626	4,484,346	237,720
4/10/2012	HSBC Bank plc	3,821,000	EUR	5,096,218	5,368,581	272,363
4/10/2012	UBS AG	1,911,000	EUR	2,548,776	2,683,331	134,555
4/12/2012	UBS AG	3,193,000	EUR	4,258,666	4,551,861	293,195
4/16/2012	HSBC Bank plc	2,625,000	EUR	3,501,155	3,761,835	260,680
4/23/2012	Deutsche Bank AG	3,529,000	EUR	4,707,026	4,989,477	282,451
5/4/2012	Deutsche Bank AG	14,310,000	EUR	19,087,782	21,004,218	1,916,436
5/7/2012	Deutsche Bank AG	4,940,000	EUR	6,589,464	7,233,642	644,178
5/7/2012	Deutsche Bank AG	1,650,000	EUR	2,200,934	2,420,550	219,616
5/7/2012	Morgan Stanley & Co., Inc.	7,580,000	EUR	10,110,959	11,083,855	972,896
5/11/2012	Deutsche Bank AG	8,138,999	EUR	10,856,852	11,506,998	650,146
5/11/2012	UBS AG	17,552,000	EUR	23,413,133	24,861,706	1,448,573
5/18/2012	Deutsche Bank AG	469,000	EUR	625,638	657,046	31,408
5/21/2012	Deutsche Bank AG	587,000	EUR	783,061	819,593	36,532
5/21/2012	Deutsche Bank AG	98,000	EUR	130,732	137,474	6,742
5/21/2012	UBS AG	469,000	EUR	625,648	655,099	29,451
6/6/2012	Deutsche Bank AG	195,330	EUR	260,595	279,535	18,940
6/7/2012	Deutsche Bank AG	505,700	EUR	674,673	728,284	53,611
6/7/2012	UBS AG	263,000	EUR	350,877	377,510	26,633
6/11/2012	Deutsche Bank AG	2,880,200	EUR	3,842,676	4,152,816	310,140
6/11/2012	Deutsche Bank AG	152,000	EUR	202,794	220,198	17,404
6/13/2012	Deutsche Bank AG	1,280,000	EUR	1,707,760	1,836,416	128,656
6/14/2012	Deutsche Bank AG	266,000	EUR	354,896	380,077	25,181
7/16/2012	Deutsche Bank AG	776,000	EUR	1,035,553	1,087,207	51,654
7/16/2012	Morgan Stanley & Co., Inc.	3,154,000	EUR	4,208,935	4,400,224	191,289
7/16/2012	UBS AG	3,585,000	EUR	4,784,094	5,022,047	237,953
7/18/2012	Deutsche Bank AG	1,218,000	EUR	1,625,413	1,708,477	83,064
7/18/2012	Morgan Stanley & Co., Inc.	716,000	EUR	955,497	1,002,400	46,903
7/18/2012	UBS AG	3,585,000	EUR	4,784,158	5,027,066	242,908
7/19/2012	Barclays Bank plc	913,000	EUR	1,218,400	1,279,204	60,804
7/20/2012	Deutsche Bank AG	670,000	EUR	894,122	934,549	40,427
7/20/2012	Morgan Stanley & Co., Inc.	4,966,000	EUR	6,627,182	6,920,369	293,187
7/23/2012	Deutsche Bank AG	609,000	EUR	812,734	854,275	41,541
8/1/2012	Barclays Bank plc	97,460	EUR	130,072	138,120	8,048
8/2/2012	Barclays Bank plc	48,862	EUR	65,213	69,663	4,450
8/6/2012	Barclays Bank plc	1,143,798	EUR	1,526,584	1,624,879	98,295
8/6/2012	Deutsche Bank AG	772,000	EUR	1,030,359	1,085,972	55,613
8/6/2012	Deutsche Bank AG	590,600	EUR	788,252	839,207	50,955
8/8/2012	Citibank N.A.	502,668	EUR	670,901	705,721	34,820
8/8/2012	Deutsche Bank AG	1,711,000	EUR	2,283,638	2,407,805	124,167
8/8/2012	Deutsche Bank AG	826,900	EUR	1,103,647	1,163,655	60,008
8/9/2012	Citibank N.A.	146,742	EUR	195,855	206,473	10,618

MIST-191

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/9/2012	Deutsche Bank AG	1,351,000	EUR	$1,803,165	$1,914,488	$111,323
8/9/2012	Deutsche Bank AG	592,000	EUR	790,136	837,378	47,242
8/10/2012	Deutsche Bank AG	900,000	EUR	1,201,228	1,271,961	70,733
8/13/2012	Deutsche Bank AG	1,035,000	EUR	1,381,440	1,465,187	83,747
8/13/2012	Deutsche Bank AG	675,000	EUR	900,939	956,718	55,779
8/20/2012	Barclays Bank plc	3,901,000	EUR	5,207,006	5,591,881	384,875
8/20/2012	Barclays Bank plc	2,600,000	EUR	3,470,447	3,749,096	278,649
8/20/2012	Credit Suisse International	2,600,000	EUR	3,470,447	3,734,120	263,673
8/20/2012	Deutsche Bank AG	2,600,000	EUR	3,470,447	3,728,322	257,875
8/20/2012	Morgan Stanley & Co., Inc.	1,300,000	EUR	1,735,224	1,865,305	130,081
8/22/2012	UBS AG	2,271,000	EUR	3,031,342	3,234,358	203,016
8/22/2012	UBS AG	2,270,000	EUR	3,030,008	3,232,707	202,699
8/23/2012	Barclays Bank plc	416,915	EUR	556,504	599,524	43,020
8/24/2012	Barclays Bank plc	698,541	EUR	932,429	1,002,127	69,698
8/27/2012	Barclays Bank plc	2,255,000	EUR	3,010,086	3,242,915	232,829
8/27/2012	Barclays Bank plc	449,732	EUR	600,325	648,289	47,964
8/29/2012	Deutsche Bank AG	421,287	EUR	562,362	603,114	40,752
8/31/2012	Deutsche Bank AG	19,595	EUR	26,157	28,340	2,183
9/6/2012	Deutsche Bank AG	225,000	EUR	300,361	319,234	18,873
9/10/2012	Barclays Bank plc	429,852	EUR	573,841	603,555	29,714
9/10/2012	Deutsche Bank AG	495,000	EUR	660,813	692,411	31,598
9/12/2012	Barclays Bank plc	421,332	EUR	562,475	589,022	26,547
9/13/2012	Deutsche Bank AG	225,000	EUR	300,376	307,870	7,494
9/14/2012	Barclays Bank plc	1,201,923	EUR	1,604,579	1,644,020	39,441
9/17/2012	UBS AG	1,120,359	EUR	1,495,721	1,535,676	39,955
9/19/2012	Barclays Bank plc	281,896	EUR	376,346	390,764	14,418
9/24/2012	Barclays Bank plc	685,747	EUR	915,540	932,972	17,432
9/24/2012	Deutsche Bank AG	1,923,000	EUR	2,567,396	2,626,683	59,287
9/24/2012	Deutsche Bank AG	1,384,000	EUR	1,847,778	1,892,454	44,676
9/26/2012	Deutsche Bank AG	1,538,000	EUR	2,053,411	2,080,745	27,334
9/28/2012	Credit Suisse International	2,430,000	EUR	3,244,378	3,279,285	34,907
9/28/2012	Credit Suisse International	1,200,000	EUR	1,602,162	1,628,400	26,238
9/28/2012	Deutsche Bank AG	3,240,000	EUR	4,325,837	4,350,931	25,094
9/28/2012	Deutsche Bank AG	1,200,000	EUR	1,602,162	1,631,772	29,610
9/28/2012	HSBC Bank plc	1,620,000	EUR	2,162,919	2,176,276	13,357
9/28/2012	Morgan Stanley & Co., Inc.	1,200,000	EUR	1,602,162	1,630,290	28,128
10/5/2012	UBS AG	2,310,000	EUR	3,084,310	3,078,133	(6,177)
10/9/2012	UBS AG	3,220,000	EUR	4,299,467	4,278,092	(21,375)
10/11/2012	UBS AG	3,217,000	EUR	4,295,525	4,310,780	15,255
10/24/2012	Barclays Bank plc	268,031	EUR	357,924	368,301	10,377
10/25/2012	Barclays Bank plc	2,045,873	EUR	2,732,048	2,838,444	106,396
10/26/2012	Citibank N.A.	799,500	EUR	1,067,656	1,113,040	45,384
10/29/2012	Deutsche Bank AG	8,218,000	EUR	10,974,596	11,399,352	424,756
10/29/2012	UBS AG	4,118,000	EUR	5,499,317	5,732,256	232,939
10/31/2012	Deutsche Bank AG	1,370,039	EUR	1,829,623	1,931,494	101,871
11/2/2012	Deutsche Bank AG	92,609	EUR	123,677	128,814	5,137
11/5/2012	Barclays Bank plc	652,963	EUR	872,034	900,175	28,141
11/5/2012	Deutsche Bank AG	1,990,000	EUR	2,657,650	2,746,658	89,008
11/7/2012	Deutsche Bank AG	1,525,000	EUR	2,036,671	2,101,145	64,474
11/8/2012	Barclays Bank plc	413,121	EUR	551,736	568,103	16,367
11/15/2012	Barclays Bank plc	309,733	EUR	413,679	422,584	8,905
11/19/2012	Barclays Bank plc	86,267	EUR	115,222	118,259	3,037
11/21/2012	Barclays Bank plc	302,256	EUR	403,711	410,161	6,450
12/3/2012	Deutsche Bank AG	1,380,000	EUR	1,843,371	1,857,342	13,971
12/12/2012	Barclays Bank plc	1,340,000	EUR	1,790,058	1,804,578	14,520
1/7/2013	Deutsche Bank AG	15,484,300	EUR	20,688,795	20,132,532	(556,263)
1/7/2013	Deutsche Bank AG	633,134	EUR	845,939	823,194	(22,745)
1/11/2013	UBS AG	8,953,000	EUR	11,962,541	11,451,782	(510,759)
1/28/2013	Citibank N.A.	1,858,400	EUR	2,483,373	2,415,232	(68,141)

MIST-192

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/8/2013	Citibank N.A.	2,553,000	EUR	$3,411,808	$3,339,120	$(72,688)
2/8/2013	HSBC Bank plc	419,000	EUR	559,948	548,391	(11,557)
2/8/2013	UBS AG	1,915,000	EUR	2,559,190	2,503,671	(55,519)
2/11/2013	Barclays Bank plc	558,000	EUR	745,721	740,466	(5,255)
2/11/2013	Barclays Bank plc	465,000	EUR	621,434	617,055	(4,379)
2/11/2013	Deutsche Bank AG	10,245,000	EUR	13,691,598	13,538,768	(152,830)
2/11/2013	Deutsche Bank AG	137,000	EUR	183,089	181,443	(1,646)
2/13/2013	UBS AG	446,000	EUR	596,050	593,506	(2,544)
2/19/2013	JPMorgan Chase Bank N.A.	956,000	EUR	1,277,682	1,261,729	(15,953)
2/19/2013	UBS AG	956,000	EUR	1,277,682	1,262,733	(14,949)
2/21/2013	UBS AG	1,022,000	EUR	1,365,907	1,351,268	(14,639)
2/27/2013	Deutsche Bank AG	252,000	EUR	336,812	336,017	(795)
2/28/2013	Deutsche Bank AG	966,320	EUR	1,291,550	1,300,116	8,566
2/28/2013	Deutsche Bank AG	455,000	EUR	608,137	612,130	3,993
3/1/2013	Deutsche Bank AG	13,630,862	EUR	18,218,650	18,353,956	135,306
3/5/2013	Deutsche Bank AG	457,000	EUR	610,830	610,346	(484)
3/7/2013	Barclays Bank plc	1,405,634	EUR	1,878,806	1,864,573	(14,233)
3/8/2013	Citibank N.A.	8,162,830	EUR	10,910,718	10,735,672	(175,046)
3/8/2013	Citibank N.A.	2,677,000	EUR	3,578,170	3,520,764	(57,406)
3/8/2013	Deutsche Bank AG	8,070,000	EUR	10,786,638	10,622,460	(164,178)
3/8/2013	HSBC Bank plc	714,000	EUR	954,357	940,160	(14,197)
3/8/2013	Morgan Stanley & Co., Inc.	2,023,000	EUR	2,704,011	2,661,671	(42,340)
3/11/2013	Barclays Bank plc	2,142,782	EUR	2,864,171	2,817,544	(46,627)
3/15/2013	Barclays Bank plc	651,717	EUR	871,147	855,314	(15,833)
3/19/2013	Citibank N.A.	462,068	EUR	617,660	606,755	(10,905)
3/21/2013	Barclays Bank plc	399,325	EUR	533,797	530,064	(3,733)
3/26/2013	Citibank N.A.	840,650	EUR	1,123,773	1,109,120	(14,653)
3/26/2013	Deutsche Bank AG	1,040,000	EUR	1,390,262	1,371,864	(18,398)
3/28/2013	Deutsche Bank AG	205,485	EUR	274,694	274,569	(125)
4/2/2013	Deutsche Bank AG	356,331	EUR	476,361	476,557	196
4/2/2013	Deutsche Bank AG	284,165	EUR	379,886	377,499	(2,387)
4/2/2012	Credit Suisse International	1,309,025	GBP	2,093,787	2,081,088	(12,699)
4/20/2012	Citibank N.A.	100,800,000	JPY	1,218,003	1,227,966	9,963
4/20/2012	UBS AG	100,800,000	JPY	1,218,003	1,227,248	9,245
5/9/2012	Deutsche Bank AG	796,134,720	JPY	9,621,509	9,840,000	218,491
5/9/2012	Morgan Stanley & Co., Inc.	791,049,590	JPY	9,560,054	9,830,000	269,946
6/15/2012	Citibank N.A.	119,465,000	JPY	1,444,280	1,543,515	99,235
6/29/2012	Bank of America N.A.	330,341,000	JPY	3,994,246	4,261,502	267,256
6/29/2012	Barclays Bank plc	481,311,000	JPY	5,819,667	6,215,276	395,609
8/20/2012	Deutsche Bank AG	186,225,000	JPY	2,253,142	2,437,468	184,326
8/20/2012	HSBC Bank plc	487,683,000	JPY	5,900,493	6,393,747	493,254
8/20/2012	HSBC Bank plc	151,323,000	JPY	1,830,862	1,991,092	160,230
8/20/2012	JPMorgan Chase Bank N.A.	152,028,000	JPY	1,839,392	1,988,724	149,332
8/20/2012	UBS AG	305,946,000	JPY	3,701,651	4,010,829	309,178
8/22/2012	Barclays Bank plc	151,705,000	JPY	1,835,530	1,992,710	157,180
8/22/2012	Deutsche Bank AG	151,899,000	JPY	1,837,877	1,995,022	157,145
8/22/2012	Morgan Stanley & Co., Inc.	119,300,000	JPY	1,443,451	1,566,974	123,523
8/23/2012	Citibank N.A.	303,103,000	JPY	3,667,391	3,990,298	322,907
8/23/2012	Credit Suisse International	300,880,000	JPY	3,640,494	3,954,265	313,771
8/23/2012	Deutsche Bank AG	149,920,000	JPY	1,813,955	1,976,884	162,929
8/24/2012	JPMorgan Chase Bank N.A.	302,459,000	JPY	3,659,645	3,964,856	305,211
8/27/2012	Barclays Bank plc	301,452,000	JPY	3,647,597	3,952,691	305,094
8/27/2012	Barclays Bank plc	126,257,000	JPY	1,527,722	1,655,504	127,782
8/27/2012	Deutsche Bank AG	256,658,000	JPY	3,105,585	3,377,434	271,849
8/27/2012	HSBC Bank plc	488,094,000	JPY	5,905,982	6,403,332	497,350
8/27/2012	JPMorgan Chase Bank N.A.	244,017,000	JPY	2,952,628	3,208,639	256,011
8/27/2012	UBS AG	350,622,000	JPY	4,242,558	4,611,475	368,917
8/30/2012	Barclays Bank plc	358,900,000	JPY	4,342,886	4,709,974	367,088
8/31/2012	JPMorgan Chase Bank N.A.	150,260,000	JPY	1,818,251	1,969,203	150,952

MIST-193

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/18/2012	Barclays Bank plc	109,297,635	JPY	$1,322,875	$1,410,201	$87,326
9/28/2012	JPMorgan Chase Bank N.A.	66,105,000	JPY	800,197	870,949	70,752
11/8/2012	Citibank N.A.	94,232,353	JPY	1,141,442	1,216,514	75,072
11/13/2012	Barclays Bank plc	92,567,000	JPY	1,121,364	1,199,987	78,623
11/14/2012	Barclays Bank plc	229,154,000	JPY	2,776,037	2,972,166	196,129
11/14/2012	UBS AG	93,849,000	JPY	1,136,914	1,218,739	81,825
11/16/2012	Deutsche Bank AG	306,357,000	JPY	3,711,421	4,011,851	300,430
11/19/2012	Barclays Bank plc	379,208,000	JPY	4,594,222	4,976,483	382,261
11/19/2012	HSBC Bank plc	79,941,000	JPY	968,510	1,047,308	78,798
11/19/2012	JPMorgan Chase Bank N.A.	152,982,000	JPY	1,853,424	2,002,251	148,827
11/19/2012	UBS AG	122,208,000	JPY	1,480,588	1,602,728	122,140
11/21/2012	Barclays Bank plc	425,961,000	JPY	5,160,823	5,597,385	436,562
12/27/2012	JPMorgan Chase Bank N.A.	109,471,259	JPY	1,327,130	1,416,737	89,607
1/7/2013	Deutsche Bank AG	296,207,000	JPY	3,591,649	3,896,128	304,479
1/10/2013	Citibank N.A.	44,450,000	JPY	539,010	582,645	43,635
1/11/2013	Barclays Bank plc	88,890,000	JPY	1,077,920	1,165,465	87,545
1/11/2013	UBS AG	44,440,000	JPY	538,899	582,247	43,348
1/15/2013	Barclays Bank plc	138,210,000	JPY	1,676,132	1,807,967	131,835
1/15/2013	Deutsche Bank AG	44,590,000	JPY	540,762	584,251	43,489
1/15/2013	HSBC Bank plc	139,260,000	JPY	1,688,865	1,820,392	131,527
1/15/2013	HSBC Bank plc	44,630,000	JPY	541,247	584,928	43,681
1/15/2013	UBS AG	109,940,000	JPY	1,333,289	1,437,274	103,985
1/28/2013	Barclays Bank plc	411,460,000	JPY	4,991,262	5,329,103	337,841
1/28/2013	Deutsche Bank AG	342,205,982	JPY	4,151,168	4,426,585	275,417
1/28/2013	HSBC Bank plc	443,025,359	JPY	5,374,168	5,726,283	352,115
1/28/2013	UBS AG	359,980,000	JPY	4,366,778	4,654,814	288,036
2/12/2013	HSBC Bank plc	157,477,000	JPY	1,910,872	2,058,523	147,651
2/12/2013	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,623,095	1,747,905	124,810
2/15/2013	Deutsche Bank AG	46,833,020	JPY	568,320	606,441	38,121
2/15/2013	JPMorgan Chase Bank N.A.	55,150,000	JPY	669,247	714,656	45,409
2/15/2013	JPMorgan Chase Bank N.A.	31,950,000	JPY	387,714	414,018	26,304
2/22/2013	HSBC Bank plc	144,240,000	JPY	1,750,604	1,830,457	79,853
2/25/2013	JPMorgan Chase Bank N.A.	144,300,000	JPY	1,751,438	1,820,246	68,808
3/1/2013	HSBC Bank plc	159,900,000	JPY	1,940,940	1,999,812	58,872
3/1/2013	JPMorgan Chase Bank N.A.	160,000,000	JPY	1,942,154	2,002,503	60,349
3/4/2013	UBS AG	178,400,000	JPY	2,165,633	2,225,896	60,263
3/15/2013	Citibank N.A.	109,701,956	JPY	1,331,990	1,332,305	315
3/19/2013	Citibank N.A.	142,403,000	JPY	1,729,182	1,713,634	(15,548)
3/19/2013	Morgan Stanley & Co., Inc.	115,450,000	JPY	1,401,895	1,393,650	(8,245)
3/19/2013	Morgan Stanley & Co., Inc.	85,500,000	JPY	1,038,216	1,030,890	(7,326)
3/25/2013	Barclays Bank plc	86,066,450	JPY	1,045,221	1,034,676	(10,545)

Net Unrealized Appreciation						$23,619,840

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation/ (Depreciation)
8/9/2012	Barclays Bank plc	1,270,000	AUD	103,085,900	JPY	$50,462
8/9/2012	Citibank N.A.	1,270,000	AUD	103,141,145	JPY	49,794
8/9/2012	Deutsche Bank AG	1,270,000	AUD	103,238,300	JPY	48,619
10/18/2012	Barclays Bank plc	4,253,000	NOK	539,824	EUR	20,304
10/18/2012	Barclays Bank plc	4,236,000	NOK	537,666	EUR	20,222
10/29/2012	Barclays Bank plc	8,488,000	NOK	1,086,255	EUR	27,891
11/8/2012	UBS AG	17,891,400	NOK	2,270,194	EUR	83,343
5/24/2012	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,487,141	EUR	(78,465)
7/5/2012	Deutsche Bank AG	39,200,000	PLN	9,682,598	EUR	(434,369)
8/16/2012	Deutsche Bank AG	35,870,000	PLN	8,456,914	EUR	88,744

MIST-194

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation/ (Depreciation)
2/11/2013	Barclays Bank plc	4,666,000	PLN	1,078,844	EUR	$14,073
2/11/2013	Deutsche Bank AG	4,666,000	PLN	1,080,218	EUR	12,237
2/14/2013	Deutsche Bank AG	4,666,000	PLN	1,071,855	EUR	23,018
4/30/2012	Barclays Bank plc	261,920,000	SEK	29,030,613	EUR	823,666
5/4/2012	Deutsche Bank AG	14,943,320	SEK	1,660,000	EUR	41,632
5/7/2012	Morgan Stanley & Co., Inc.	15,023,913	SEK	1,660,000	EUR	53,504
6/29/2012	UBS AG	38,634,000	SEK	4,154,640	EUR	276,272

Net Unrealized Appreciation						$1,120,947

(AUD)—	Australian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-195

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$950,133,592	$—	$950,133,592
Total Municipals*	—	10,296,526	—	10,296,526
Short-Term Investments
Discount Note	—	20,309,994	—	20,309,994
Mutual Fund	9,317,491	—	—	9,317,491
Repurchase Agreement	—	38,677,000	—	38,677,000
Total Short-Term Investments	9,317,491	58,986,994	—	68,304,485
Total Investments	$9,317,491	$1,019,417,112	$—	$1,028,734,603

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$28,760,460	$—	$28,760,460
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(8,436,878)	—	(8,436,878)
Total Forward Contracts	$—	$20,323,582	$—	$20,323,582

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-196

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	2,440,839	$21,479,383
BlackRock Large Cap Value Portfolio (Class A) (b)	2,917,393	33,841,760
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	1,564,894	45,131,545
Clarion Global Real Estate Portfolio (Class A) (a)	5,373,662	56,154,772
Davis Venture Value Portfolio (Class A) (b)	1,709,385	56,426,812
Dreman Small Cap Value Portfolio (Class A) (a)	1,510,063	22,379,133
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,679,567	22,640,560
Harris Oakmark International Portfolio (Class A) (a)	4,810,749	66,676,982
Invesco Small Cap Growth Portfolio (Class A)* (a)	2,788,275	45,114,293
Janus Forty Portfolio (Class A) (a)	598,039	45,223,746
Jennison Growth Portfolio (Class A) (b)	4,731,765	68,326,689
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	5,066,162	45,291,486
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	3,019,643	33,759,610
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	114,368	22,448,153
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,851,587	43,115,990
MFS® Emerging Markets Equity Portfolio (Class A) (a)	3,037,405	32,712,857
MFS® Research International Portfolio (Class A) (a)	6,455,190	64,745,555
MFS® Value Portfolio (Class A) (b)	4,135,332	56,819,464

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	861,644	$11,149,668
Rainier Large Cap Equity Portfolio (Class A) (a)	3,816,866	34,046,448
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,574,587	45,647,426
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	2,427,167	56,383,095
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,026,221	21,842,661
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,450,048	21,939,219
Turner Mid Cap Growth Portfolio (Class A)* (a)	2,250,870	32,975,246
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,799,634	40,286,729
Van Kampen Comstock Portfolio (Class A) (a)	6,476,594	67,874,705

Total Mutual Funds (Cost $954,292,660)		1,114,433,987

Total Investments—100.0% (Cost $954,292,660#)		1,114,433,987
Other Assets and Liabilities (net)—0.0%		(393,169)

Net Assets—100.0%		$1,114,040,818

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $954,292,660. The aggregate unrealized appreciation and depreciation of investments were $160,648,005 and $(506,678), respectively, resulting in net unrealized appreciation of $160,141,327
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-197

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Baillie Gifford International Stock	2,358,034	82,805	—	2,440,839
BlackRock Large Cap Value	3,050,939	151	(133,697)	2,917,393
BlackRock Legacy Large Cap Growth	1,560,577	7,737	(3,420)	1,564,894
Clarion Global Real Estate	5,492,187	1,113	(119,638)	5,373,662
Davis Venture Value	1,744,887	—	(35,502)	1,709,385
Dreman Small Cap Value	1,510,886	904	(1,727)	1,510,063
Goldman Sachs Mid Cap Value	1,687,514	225	(8,172)	1,679,567
Harris Oakmark International	4,786,245	36,104	(11,600)	4,810,749
Invesco Small Cap Growth	2,886,114	—	(97,839)	2,788,275
Janus Forty	637,861	—	(39,822)	598,039
Jennison Growth	5,036,240	—	(304,475)	4,731,765
Legg Mason ClearBridge Aggressive Growth	5,345,269	337	(279,444)	5,066,162
Loomis Sayles Small Cap Growth	3,020,358	2,159	(2,874)	3,019,643
Met/Artisan Mid Cap Value	118,374	9	(4,015)	114,368
Met/Dimensional International Small Company	2,791,109	60,478	—	2,851,587
MFS® Emerging Markets Equity	3,020,878	20,260	(3,733)	3,037,405
MFS® Research International	6,380,757	84,234	(9,801)	6,455,190
MFS® Value	4,308,814	526	(174,008)	4,135,332
Morgan Stanley Mid Cap Growth	70,171	4,553	(74,724)	—
Neuberger Berman Genesis	875,507	1,007	(14,870)	861,644
Rainier Large Cap Equity	3,941,048	360	(124,542)	3,816,866
T. Rowe Price Large Cap Growth	2,781,486	—	(206,899)	2,574,587
T. Rowe Price Large Cap Value	2,477,609	—	(50,442)	2,427,167
T. Rowe Price Mid Cap Growth	2,015,402	18,132	(7,313)	2,026,221
Third Avenue Small Cap Value	1,443,237	7,365	(554)	1,450,048
Turner Mid Cap Growth	2,233,939	19,435	(2,504)	2,250,870
Van Eck Global Natural Resources	2,740,707	64,162	(5,235)	2,799,634
Van Kampen Comstock	6,688,265	—	(211,671)	6,476,594

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Baillie Gifford International Stock	$—	$—	$—	$21,479,383
BlackRock Large Cap Value	455,862	—	—	33,841,760
BlackRock Legacy Large Cap Growth	(3,137)	—	—	45,131,545
Clarion Global Real Estate	(377,906)	—	—	56,154,772
Davis Venture Value	(127,065)	—	—	56,426,812
Dreman Small Cap Value	2,582	—	—	22,379,133
Goldman Sachs Mid Cap Value	3,596	—	—	22,640,560
Harris Oakmark International	(55,315)	—	—	66,676,982
Invesco Small Cap Growth	130,703	—	—	45,114,293
Janus Forty	876,493	—	—	45,223,746
Jennison Growth	1,732,279	—	—	68,326,689
Legg Mason ClearBridge Aggressive Growth	236,348	—	—	45,291,486
Loomis Sayles Small Cap Growth	320	—	—	33,759,610
Met/Artisan Mid Cap Value	32,518	—	—	22,448,153
Met/Dimensional International Small Company	—	—	—	43,115,990
MFS® Emerging Markets Equity	746	—	—	32,712,857
MFS® Research International	(38,126)	—	—	64,745,555
MFS® Value	743,611	—	—	56,819,464
Morgan Stanley Mid Cap Growth	(13,378)	—	—	—
Neuberger Berman Genesis	30,777	—	—	11,149,668

MIST-198

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Rainier Large Cap Equity	$363,798	$—	$—	$34,046,448
T. Rowe Price Large Cap Growth	1,471,095	—	—	45,647,426
T. Rowe Price Large Cap Value	(131,082)	—	—	56,383,095
T. Rowe Price Mid Cap Growth	32,249	—	—	21,842,661
Third Avenue Small Cap Value	155	—	—	21,939,219
Turner Mid Cap Growth	4,758	—	—	32,975,246
Van Eck Global Natural Resources	26,277	—	—	40,286,729
Van Kampen Comstock	(477,053)	—	—	67,874,705

	$4,921,105	$—	$—	$1,114,433,987

MIST-199

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,114,433,987	$—	$—	$1,114,433,987
Total Investments	$1,114,433,987	$—	$—	$1,114,433,987

MIST-200

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—72.2% of Net Assets
Security Description	Shares	Value

Affiliated Investment Companies—72.2%
Baillie Gifford International Stock Portfolio (Class A) (a)	9,848,124	$86,663,489
BlackRock Bond Income Portfolio (Class A) (a)	3,820,457	429,304,719
BlackRock High Yield Portfolio (Class A) (b)	6,682,880	59,410,801
BlackRock Legacy Large Cap Growth Portfolio (Class A) (a)	1,077,993	31,089,314
Clarion Global Real Estate Portfolio (Class A) (b)	5,769,401	60,290,245
Dreman Small Cap Value Portfolio (Class A) (b)	5,197,843	77,032,026
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	6,863,442	92,519,199
Harris Oakmark International Portfolio (Class A) (b)	15,535,011	215,315,254
Invesco Small Cap Growth Portfolio (Class A)* (b)	4,858,461	78,609,901
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,535,162	31,604,349
Loomis Sayles Small Cap Growth Portfolio (Class A)* (a)	6,966,129	77,881,325
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	158,188	31,049,139
Met/Dimensional International Small Company Portfolio (Class A) (a)	3,886,296	58,760,797
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	5,435,816	57,945,802
Met/Franklin Low Duration Total Return Portfolio (Class A)* (b)	14,034,168	141,745,093
Met/Templeton International Bond Portfolio (Class A) (b)	7,023,308	85,965,286
MFS® Emerging Markets Equity Portfolio (Class A) (b)	5,545,667	59,726,831
MFS® Research International Portfolio (Class A) (b)	20,414,486	204,757,290
MFS® Value Portfolio (Class A) (a)	2,296,557	31,554,696
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,393,783	30,353,167
Neuberger Berman Genesis Portfolio (Class A) (a)	2,336,185	30,230,239
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	7,139,648	86,532,530
PIMCO Total Return Portfolio (Class A) (b)	34,549,778	430,835,729
Third Avenue Small Cap Value Portfolio (Class A) (b)	4,994,371	75,564,832
Van Eck Global Natural Resources Portfolio (Class A) (a)	3,806,358	54,773,496
Van Kampen Comstock Portfolio (Class A) (b)	2,989,652	31,331,556
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	10,819,967	144,662,952
Western Asset Management U.S. Government Portfolio (Class A) (a)	11,527,437	141,441,657

Total Mutual Funds (Cost $2,792,502,677)		2,936,951,714

U.S. Treasury & Government Agencies—23.0%
Security Description	Par Amount	Value

Federal Agencies—0.2%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	$10,500,000	$10,329,994

U.S. Treasury—22.8%
U.S. Treasury Bonds 8.000%, 11/15/21	57,700,000	87,654,436
6.375%, 08/15/27	24,600,000	35,493,200
5.500%, 08/15/28†	4,800,000	6,425,251
5.250%, 02/15/29	30,100,000	39,416,883
6.250%, 05/15/30	13,600,000	19,913,378
5.375%, 02/15/31†	68,200,000	91,739,639
4.500%, 05/15/38	3,100,000	3,795,079
3.500%, 02/15/39	51,600,000	53,615,651
4.375%, 05/15/40	7,100,000	8,533,313
4.250%, 11/15/40†	93,100,000	109,654,390
4.750%, 02/15/41	29,300,000	37,348,358
4.375%, 05/15/41†	118,100,000	141,996,826
3.750%, 08/15/41	600,000	648,750
U.S. Treasury Notes 0.375%, 06/30/13	40,000,000	40,059,400
1.375%, 02/28/19	54,000,000	53,240,652
3.500%, 05/15/20	12,000,000	13,500,000
3.625%, 02/15/21†	137,600,000	155,789,069
U.S. Treasury Principal Strips 2.924%, 11/15/27 (c) (d)	27,800,000	17,096,222
2.033%, 05/15/39 (c) (d)	6,700,000	2,613,972
2.210%, 02/15/41 (c) (d)	24,000,000	8,723,376

		927,257,845

Total U.S. Treasury & Government Agencies (Cost $929,925,774)		937,587,839

Domestic Bonds & Debt Securities—0.1%

Capital Markets—0.0%
Morgan Stanley 2.161%, 01/24/14 (e)	500,000	486,709

Diversified Financial Services—0.0%
Bank of America Corp. Series MTN 1.973%, 01/30/14 (e)	1,000,000	982,332
Citigroup, Inc. 2.027%, 01/13/14 (e)	1,000,000	994,577

		1,976,909

Machinery—0.1%
Vessel Management Services, Inc. 3.432%, 08/15/36 (f)	4,018,000	4,063,665

Total Domestic Bonds & Debt Securities (Cost $6,543,255)		6,527,283

MIST-201

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—0.0%

Security Description	Shares/Par Amount	Value

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C4 Class A3 4.106%, 07/15/46 (144A)	100,000	$107,884

Total Mortgage-Backed Securities (Cost $101,000)		107,884

Purchased Options—0.0%
S&P 500 Index, Strike Price USD 500, Put, Expires 06/14/12	406,250	20,312
S&P 500 Index, Strike Price USD 525, Put, Expires 06/14/12	125,000	6,250
S&P 500 Index, Strike Price USD 550, Put, Expires 06/14/12	93,750	4,688

Total Purchased Options (Cost $68,925)		31,250

Short-Term Investments—8.4%

U.S. Treasury—6.3%
U.S. Treasury Bills 0.065%, 06/28/12 (c)	$71,300,000	71,288,639
0.050%, 05/10/12 (c)	30,500,000	30,498,348
0.070%, 05/17/12 (c)	7,000,000	6,999,374
0.030%, 06/07/12 (c)	900,000	899,950
0.044%, 06/14/12 (c)	23,900,000	23,897,837
0.040%, 06/21/12 (c)	10,900,000	10,899,013
0.120%, 08/16/12 (c)	5,200,000	5,197,625
0.135%, 08/30/12 (c)	24,730,000	24,716,026
0.185%, 03/07/13 (c)	6,700,000	6,688,294
0.131%, 09/06/12 (c)	4,200,000	4,197,585
0.132%, 09/06/12 (c)	14,100,000	14,091,862
0.136%, 09/06/12 (c)	2,700,000	2,698,388
0.145%, 09/13/12 (c)	18,300,000	18,287,838
0.109%, 08/23/12 (c)	35,700,000	35,684,482

		256,045,261

Repurchase Agreements—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $54,084,045 on 04/02/12, collateralized by $55,030,000 Federal Home Loan Bank at 0.370% due 08/09/13 with a value of $55,167,575.	54,084,000	54,084,000
Goldman Sachs & Co. Repurchase Agreement dated 03/30/12 at 0.170% to be repurchased at $11,600,164 on 04/02/2012, collateralized by $11,600,000 Federal National Mortgage Association at 6.000% due 06/01/40 with a value of $10,837,132.	11,600,000	11,600,000

Security Description	Par Amount	Value

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement dated 03/30/12 at 0.150% to be repurchased at $18,200,228 on 04/02/12, collateralized by $18,200,000 Federal National Mortgage Association at 0.950% due 10/27/14 with a value of $18,500,000.	$18,200,000	$18,200,000

		83,884,000

Total Short-Term Investments (Cost $339,929,261)		339,929,261

Total Investments—103.7% (Cost $4,069,070,892#)		4,221,135,231

Other assets and liabilities (net)—(3.7)%		(152,064,339)

Net Assets—100.0%		$4,069,070,892

*	Non-income producing security.
†	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $80,028,309.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,069,070,892. The aggregate unrealized appreciation and depreciation of investments were $168,824,980 and $(16,760,641), respectively, resulting in net unrealized appreciation of $152,064,339 for federal income tax purposes.
(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	Principal only security.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $107,884, which is 0.0% of net assets.
(MTN)—	Medium-Term Note

MIST-202

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	Chicago Mercantile Exchange	6/18/2012	222	$55,107,133	$55,239,150	$132,017
90 Day EuroDollar Futures	Chicago Mercantile Exchange	9/17/2012	200	49,617,842	49,755,000	137,158
S&P 500 E-Mini Index Futures	CME Index & Options Market	6/15/2012	21,287	1,447,587,223	1,493,495,920	45,908,697
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	6/20/2012	659	90,777,975	90,777,251	(724)

Net Unrealized Appreciation						$46,177,148

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ending March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Baillie Gifford International Stock	7,807,928	2,040,196	—	9,848,124
BlackRock Bond Income	3,044,460	775,997	—	3,820,457
BlackRock High Yield	5,353,594	1,329,286	—	6,682,880
BlackRock Legacy Large Cap Growth	864,594	213,399	—	1,077,993
Clarion Global Real Estate	4,619,317	1,150,084	—	5,769,401
Dreman Small Cap Value	4,187,270	1,010,573	—	5,197,843
Goldman Sachs Mid Cap Value	5,518,180	1,345,262	—	6,863,442
Harris Oakmark International	12,455,061	3,079,950	—	15,535,011
Invesco AIM Small Cap Growth	3,920,928	937,533	—	4,858,461
Legg Mason ClearBridge Aggressive Growth	2,858,213	676,949	—	3,535,162
Loomis Sayles Small Cap Growth	5,616,204	1,349,925	—	6,966,129
Met/Artisan Mid Cap Value	127,813	30,375	—	158,188
Met/Dimensional International Small Company	3,088,787	797,509	—	3,886,296
Met/Eaton Vance Floating Rate	4,335,481	1,100,335	—	5,435,816
Met/Franklin Low Duration Total Return	11,144,581	2,889,587	—	14,034,168
Met/Templeton International Bond	5,585,748	1,437,560	—	7,023,308
MFS® Emerging Markets Equity	4,436,241	1,109,426	—	5,545,667
MFS® Research International	16,236,619	4,177,867	—	20,414,486
MFS® Value	1,852,583	443,974	—	2,296,557
Morgan Stanley Mid Cap Growth	1,906,142	487,641	—	2,393,783
Neuberger Berman Genesis	1,878,913	457,272	—	2,336,185
PIMCO Inflation Protected Bond	5,701,296	1,438,352	—	7,139,648
PIMCO Total Return	27,522,732	7,027,046	—	34,549,778
Third Avenue Small Cap Value	4,004,996	989,375	—	4,994,371
Van Eck Global Natural Resources	3,022,552	783,806	—	3,806,358
Van Kampen Comstock	2,412,741	576,911	—	2,989,652
Western Asset Management Strategic Bond Opportunities	8,637,733	2,182,234	—	10,819,967
Western Asset Management U.S. Government	9,164,191	2,363,246	—	11,527,437

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Baillie Gifford International Stock	$—	$—	$—	$86,663,489
BlackRock Bond Income	—	—	—	429,304,719
BlackRock High Yield	—	—	—	59,410,801
BlackRock Legacy Large Cap Growth	—	—	—	31,089,314
Clarion Global Real Estate	—	—	—	60,290,245
Dreman Small Cap Value	—	—	—	77,032,026

MIST-203

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Goldman Sachs Mid Cap Value	$—	$—	$—	$92,519,199
Harris Oakmark International	—	—	—	215,315,254
Invesco AIM Small Cap Growth	—	—	—	78,609,901
Legg Mason ClearBridge Aggressive Growth	—	—	—	31,604,349
Loomis Sayles Small Cap Growth	—	—	—	77,881,325
Met/Artisan Mid Cap Value	—	—	—	31,049,139
Met/Dimensional International Small Company	—	—	—	58,760,797
Met/Eaton Vance Floating Rate	—	—	—	57,945,802
Met/Franklin Low Duration Total Return	—	—	—	141,745,093
Met/Templeton International Bond	—	—	—	85,965,286
MFS® Emerging Markets Equity	—	—	—	59,726,831
MFS® Research International	—	—	—	204,757,290
MFS® Value	—	—	—	31,554,696
Morgan Stanley Mid Cap Growth	—	—	—	30,353,167
Neuberger Berman Genesis	—	—	—	30,230,239
PIMCO Inflation Protected Bond	—	—	—	86,532,530
PIMCO Total Return	—	—	—	430,835,729
Third Avenue Small Cap Value	—	—	—	75,564,832
Van Eck Global Natural Resources	—	—	—	54,773,496
Van Kampen Comstock	—	—	—	31,331,556
Western Asset Management Strategic Bond Opportunities	—	—	—	144,662,952
Western Asset Management U.S. Government	—	—	—	141,441,657

	$—	$—	$—	$2,936,951,714

MIST-204

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$2,936,951,714	$—	$—	$2,936,951,714
Total U.S. Treasury & Government Agencies*	—	937,587,839	—	937,587,839
Total Domestic Bonds & Debt Securities*	—	6,527,283	—	6,527,283
Total Mortgage-Backed Securities*	—	107,884	—	107,884
Total Purchased Options*	31,250	—	—	31,250
Short-Term Investments
U.S. Treasury	—	256,045,261	—	256,045,261
Repurchase Agreements	—	83,884,000	—	83,884,000
Total Short-Term Investments	—	339,929,261	—	339,929,261
Total Investments	$2,936,982,964	$1,284,152,267	$—	$4,221,135,231

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$46,177,872	$—	$—	$46,177,872
Futures Contracts (Unrealized Depreciation)	(724)	—	—	(724)
Total Futures Contracts	$46,177,148	$—	$—	$46,177,148

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of March 31, 2012	Change in unrealized Appreciation/ (Depreciation) for investments still held at March 31, 2012
Domestic Bonds & Debt Securities
Machinery	$4,139,274	$—	$4,139,274	$—	$—

Total	$4,139,274	$—	$4,139,274	$—	$—

Domestic Bonds & Debt Securities in the amount of $4,139,274 were transferred out of Level 3 due to the trading and availability of a vendor or broker providing prices.

MIST-205

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	11,735,351	$103,271,086
BlackRock Bond Income Portfolio (Class A) (b)	5,471,177	614,796,105
BlackRock High Yield Portfolio (Class A) (a)	11,947,007	106,208,897
BlackRock Large Cap Value Portfolio (Class A) (b)	27,938,164	324,082,698
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,452,845	214,940,061
Clarion Global Real Estate Portfolio (Class A) (a)	20,365,573	212,820,240
Davis Venture Value Portfolio (Class A) (b)	16,161,280	533,483,842
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	15,855,322	213,729,737
Harris Oakmark International Portfolio (Class A) (a)	38,444,972	532,847,307
Invesco Small Cap Growth Portfolio (Class A)* (a)	26,685,962	431,778,873
Janus Forty Portfolio (Class A) (a)	2,898,565	219,189,474
Jennison Growth Portfolio (Class A) (b)	15,370,882	221,955,536
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	24,300,742	217,248,629
Lord Abbett Bond Debenture Portfolio (Class A) (a)	7,850,962	105,830,968
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	545,045	106,981,443
Met/Dimensional International Small Company Portfolio (Class A) (b)	13,771,474	208,224,688
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	19,463,871	207,484,861
Met/Franklin Low Duration Total Return Portfolio (Class A)* (a)	20,332,681	205,360,082
Met/Templeton International Bond Portfolio (Class A) (a)	25,574,895	313,036,711
MFS® Emerging Markets Equity Portfolio (Class A) (a)	9,775,485	105,281,970
MFS® Research International Portfolio (Class A) (a)	51,368,740	515,228,461
MFS® Value Portfolio (Class A) (b)	39,700,091	545,479,254

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	16,319,799	$211,178,194
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	25,407,565	307,939,690
PIMCO Total Return Portfolio (Class A) (a)	99,717,475	1,243,476,916
Pioneer Fund Portfolio (Class A) (a)	7,150,199	104,821,920
Rainier Large Cap Equity Portfolio (Class A) (a)	24,381,567	217,483,577
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	12,503,049	221,679,053
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	18,328,070	425,761,064
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	19,310,170	208,163,627
Third Avenue Small Cap Value Portfolio (Class A)(a)	13,907,464	210,419,938
Van Eck Global Natural Resources Portfolio (Class A) (b)	13,515,719	194,491,198
Van Kampen Comstock Portfolio (Class A) (a)	41,160,388	431,360,865
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	7,747,951	103,590,100
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,175,083	407,058,274

Total Mutual Funds (Cost $9,401,718,767)		10,546,685,339

Total Investments—100.0% (Cost $9,401,718,767#)		10,546,685,339
Other assets and liabilities (net)—0.0%		(2,779,714)

Net Assets—100.0%		$10,543,905,625

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $9,401,718,767. The aggregate unrealized appreciation and depreciation of investments were $1,177,071,057 and $(32,104,485), respectively, resulting in net unrealized appreciation of $1,144,966,572 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-206

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Baillie Gifford International Stock	11,467,679	267,689	(17)	11,735,351
BlackRock Bond Income	5,462,578	26,047	(17,448)	5,471,177
BlackRock High Yield	12,155,578	830	(209,401)	11,947,007
BlackRock Large Cap Value	28,846,011	1,772	(909,619)	27,938,164
BlackRock Legacy Large Cap Growth	7,346,787	124,539	(18,481)	7,452,845
Clarion Global Real Estate	20,373,190	22,135	(29,752)	20,365,573
Davis Venture Value	16,157,613	18,658	(14,991)	16,161,280
Goldman Sachs Mid Cap Value*	15,835,481	21,917	(2,076)	15,855,322
Harris Oakmark International	38,474,999	265,015	(295,042)	38,444,972
Invesco Small Cap Growth*	27,257,861	1,760	(573,659)	26,685,962
Janus Forty	3,002,136	186	(103,757)	2,898,565
Jennison Growth	16,235,745	1,013	(865,876)	15,370,882
Legg Mason ClearBridge Aggressive Growth	25,249,604	1,523	(950,385)	24,300,742
Lord Abbett Bond Debenture	7,964,044	564	(113,646)	7,850,962
Met/Artisan Mid Cap Value	555,482	34	(10,471)	545,045
Met/Dimensional International Small Company*	13,545,599	225,896	(21)	13,771,474
Met/Eaton Vance Floating Rate*	19,482,644	49,211	(67,984)	19,463,871
Met/Franklin Low Duration Total Return	20,214,033	135,966	(17,318)	20,332,681
Met/Templeton International Bond*	25,592,762	2,322	(20,189)	25,574,895
MFS® Emerging Markets Equity	9,822,892	18,793	(66,200)	9,775,485
MFS® Research International	50,130,245	1,238,522	(27)	51,368,740
MFS® Value	40,528,161	2,570	(830,640)	39,700,091
Morgan Stanley Mid Cap Growth	1,274,520	168,259	(1,442,779)	—
Neuberger Berman Genesis	16,372,662	1,780	(54,643)	16,319,799
PIMCO Inflation Protected Bond	25,474,188	53,784	(120,407)	25,407,565
PIMCO Total Return	100,153,508	123,611	(559,644)	99,717,475
Pioneer Fund	7,101,593	48,615	(9)	7,150,199
Rainier Large Cap Equity	24,660,423	6,208	(285,064)	24,381,567
T. Rowe Price Large Cap Growth	12,924,761	822	(422,534)	12,503,049
T. Rowe Price Large Cap Value	18,332,740	1,327	(5,997)	18,328,070
T. Rowe Price Mid Cap Growth	19,251,964	303,223	(245,017)	19,310,170
Third Avenue Small Cap Value	13,881,957	25,518	(11)	13,907,464
Van Eck Global Natural Resources	13,377,233	138,532	(46)	13,515,719
Van Kampen Comstock	41,388,761	2,860	(231,233)	41,160,388
Western Asset Management Strategic Bond Opportunities	7,784,655	4,309	(41,013)	7,747,951
Western Asset Management U.S. Government	32,895,708	332,484	(53,109)	33,175,083

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 31, 2012. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Baillie Gifford International Stock	$19	$—	$—	$103,271,086
BlackRock Bond Income	250,102	—	—	614,796,105
BlackRock High Yield	223,745	—	—	106,208,897
BlackRock Large Cap Value	3,201,032	—	—	324,082,698
BlackRock Legacy Large Cap Growth	(6,245)	—	—	214,940,061
Clarion Global Real Estate	(247,123)	—	—	212,820,240
Davis Venture Value	34,230	—	—	533,483,842
Goldman Sachs Mid Cap Value	1,824	—	—	213,729,737
Harris Oakmark International	(1,261,824)	—	—	532,847,307

MIST-207

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Invesco Small Cap Growth	$1,457,673	$—	$—	$431,778,873
Janus Forty	2,412,764	—	—	219,189,474
Jennison Growth	4,643,502	—	—	221,955,536
Legg Mason ClearBridge Aggressive Growth	723,182	—	—	217,248,629
Lord Abbett Bond Debenture	76,229	—	—	105,830,968
Met/Artisan Mid Cap Value	819,179	—	—	106,981,443
Met/Dimensional International Small Company	104	—	—	208,224,688
Met/Eaton Vance Floating Rate	27,047	—	—	207,484,861
Met/Franklin Low Duration Total Return	(1,797)	—	—	205,360,082
Met/Templeton International Bond	42,267	—	—	313,036,711
MFS® Emerging Markets Equity	335,824	—	—	105,281,970
MFS® Research International	(97)	—	—	515,228,461
MFS® Value	3,651,914	—	—	545,479,254
Morgan Stanley Mid Cap Growth	(648,470)	—	—	—
Neuberger Berman Genesis	114,107	—	—	211,178,194
PIMCO Inflation Protected Bond	126,623	—	—	307,939,690
PIMCO Total Return	270,563	—	—	1,243,476,916
Pioneer Fund	(9)	—	—	104,821,920
Rainier Large Cap Equity	887,669	—	—	217,483,577
T. Rowe Price Large Cap Growth	435,054	—	—	221,679,053
T. Rowe Price Large Cap Value	(29,753)	—	—	425,761,064
T. Rowe Price Mid Cap Growth	496,939	—	—	208,163,627
Third Avenue Small Cap Value	(12)	—	—	210,419,938
Van Eck Global Natural Resources	252	—	—	194,491,198
Van Kampen Comstock	(99,721)	—	—	431,360,865
Western Asset Management Strategic Bond Opportunities	18,986	—	—	103,590,100
Western Asset Management U.S. Government	2,837	—	—	407,058,274

	$17,958,616	$—	$—	$10,546,685,339

MIST-208

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,546,685,339	$—	$—	$10,546,685,339
Total Investments	$10,546,685,339	$—	$—	$10,546,685,339

MIST-209

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	3,280,891	$28,871,839
BlackRock Bond Income Portfolio (Class A) (b)	2,819,500	316,827,185
BlackRock High Yield Portfolio (Class A) (a)	6,490,870	57,703,837
BlackRock Large Cap Value Portfolio (Class A) (b)	4,979,953	57,767,459
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	2,002,992	57,766,286
Clarion Global Real Estate Portfolio (Class A) (a)	2,763,009	28,873,440
Davis Venture Value Portfolio (Class A) (b)	1,750,318	57,778,013
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	2,143,452	28,893,737
Harris Oakmark International Portfolio (Class A) (a)	4,156,839	57,613,788
Invesco Small Cap Growth Portfolio (Class A)* (a)	1,783,759	28,861,223
Lord Abbett Bond Debenture Portfolio (Class A) (a)	2,140,389	28,852,443
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	147,054	28,863,776
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,414,998	57,723,876
Met/Franklin Low Duration Total Return Portfolio (Class A)* (a)	11,417,967	115,321,465
Met/Templeton International Bond Portfolio (Class A) (a)	7,043,880	86,217,087
MFS® Research International Portfolio (Class A) (a)	8,637,266	86,631,781
MFS® Value Portfolio (Class A) (b)	8,411,570	115,574,969
Neuberger Berman Genesis Portfolio (Class A) (b)	4,464,406	57,769,417
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	19,009,336	230,393,148

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (a)	50,879,232	$634,464,025
Pioneer Fund Portfolio (Class A) (a)	5,911,733	86,666,006
Rainier Large Cap Equity Portfolio (Class A) (a)	3,238,941	28,891,353
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,628,689	28,876,662
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,729,841	86,644,203
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,907,784	28,864,772
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,947,599	28,025,951
Van Kampen Comstock Portfolio (Class A) (a)	8,271,108	86,681,213
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	4,312,634	57,659,912
Western Asset Management U.S. Government Portfolio (Class A) (b)	23,456,296	287,808,755

Total Mutual Funds (Cost $2,609,240,336)		2,882,887,621

Total Investments—100.0% (Cost $2,609,240,336#)		2,882,887,621
Other assets and liabilities (net)—0.0%		(841,532)

Net Assets—100.0%		$2,882,046,089

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $2,609,240,336. The aggregate unrealized appreciation and depreciation of investments were $273,859,813 and $(212,528), respectively, resulting in net unrealized appreciation of $273,647,285 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-210

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Baillie Gifford International Stock	3,379,847	38,156	(137,112)	3,280,891
BlackRock Bond Income	2,857,891	3,319	(41,710)	2,819,500
BlackRock High Yield	6,718,993	—	(228,123)	6,490,870
BlackRock Large Cap Value	5,405,542	4,379	(429,968)	4,979,953
BlackRock Legacy Large Cap Growth	2,168,160	7,795	(172,963)	2,002,992
Clarion Global Real Estate	2,961,336	5,011	(203,338)	2,763,009
Davis Venture Value	1,864,667	999	(115,348)	1,750,318
Goldman Sachs Mid Cap Value	2,302,401	4,211	(163,160)	2,143,452
Harris Oakmark International	4,550,784	42,462	(436,407)	4,156,839
Invesco Small Cap Growth	1,954,713	7,015	(177,969)	1,783,759
Lord Abbett Bond Debenture	2,255,520	—	(115,131)	2,140,389
Met/Artisan Mid Cap Value	155,241	99	(8,286)	147,054
Met/Eaton Vance Floating Rate	5,491,670	2,759	(79,431)	5,414,998
Met/Franklin Low Duration Total Return	11,338,368	87,513	(7,914)	11,417,967
Met/Templeton International Bond	7,134,263	22,807	(113,190)	7,043,880
MFS® Research International	8,946,983	78,072	(387,789)	8,637,266
MFS® Value	9,089,463	9,718	(687,611)	8,411,570
Neuberger Berman Genesis	4,581,746	33,972	(151,312)	4,464,406
PIMCO Inflation Protected Bond	19,375,099	84,566	(450,329)	19,009,336
PIMCO Total Return	51,836,367	77,671	(1,034,806)	50,879,232
Pioneer Fund	6,197,920	11,071	(297,258)	5,911,733
Rainier Large Cap Equity	3,490,375	6,493	(257,927)	3,238,941
T. Rowe Price Large Cap Growth	1,833,073	886	(205,270)	1,628,689
T. Rowe Price Large Cap Value	4,003,778	3,815	(277,752)	3,729,841
Third Avenue Small Cap Value	2,006,108	20,340	(118,664)	1,907,784
Van Eck Global Natural Resources	1,929,115	73,661	(55,177)	1,947,599
Van Kampen Comstock	8,945,775	7,952	(682,619)	8,271,108
Western Asset Management Strategic Bond Opportunities	4,438,211	1,905	(127,482)	4,312,634
Western Asset Management U.S. Government	23,460,455	88,326	(92,485)	23,456,296

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of March 31, 2012
Baillie Gifford International Stock	$155,026	$—	$—	$28,871,839
BlackRock Bond Income	616,000	—	—	316,827,185
BlackRock High Yield	522,200	—	—	57,703,837
BlackRock Large Cap Value	1,019,380	—	—	57,767,459
BlackRock Legacy Large Cap Growth	(202,876)	—	—	57,766,286
Clarion Global Real Estate	769,063	—	—	28,873,440
Davis Venture Value	1,256,058	—	—	57,778,013
Goldman Sachs Mid Cap Value	1,064,417	—	—	28,893,737
Harris Oakmark International	1,687,528	—	—	57,613,788
Invesco Small Cap Growth	1,180,141	—	—	28,861,223
Lord Abbett Bond Debenture	105,538	—	—	28,852,443
Met/Artisan Mid Cap Value	641,147	—	—	28,863,776
Met/Eaton Vance Floating Rate	46,642	—	—	57,723,876
Met/Franklin Low Duration Total Return	455	—	—	115,321,465
Met/Templeton International Bond	255,446	—	—	86,217,087
MFS® Research International	513,220	—	—	86,631,781
MFS® Value	3,095,237	—	—	115,574,969
Neuberger Berman Genesis	370,017	—	—	57,769,417
PIMCO Inflation Protected Bond	462,426	—	—	230,393,148

MIST-211

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of March 31, 2012
PIMCO Total Return	$(79,900)	$—	$—	$634,464,025
Pioneer Fund	(165,919)	—	—	86,666,006
Rainier Large Cap Equity	647,529	—	—	28,891,353
T. Rowe Price Large Cap Growth	154,866	—	—	28,876,662
T. Rowe Price Large Cap Value	2,378,556	—	—	86,644,203
Third Avenue Small Cap Value	643,332	—	—	28,864,772
Van Eck Global Natural Resources	292,078	—	—	28,025,951
Van Kampen Comstock	2,150,471	—	—	86,681,213
Western Asset Management Strategic Bond Opportunities	68,713	—	—	57,659,912
Western Asset Management U.S. Government	28,142	—	—	287,808,755

	$19,674,933	$—	$—	$2,882,887,621

MIST-212

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,882,887,621	$—	$—	$2,882,887,621
Total Investments	$2,882,887,621	$—	$—	$2,882,887,621

MIST-213

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	16,189,283	$142,465,686
BlackRock Bond Income Portfolio (Class A) (b)	627,529	70,515,431
BlackRock Large Cap Value Portfolio (Class A) (b)	19,409,221	225,146,960
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,769,686	224,077,745
Clarion Global Real Estate Portfolio (Class A) (a)	21,450,858	224,161,465
Davis Venture Value Portfolio (Class A) (b)	11,390,370	375,996,114
Dreman Small Cap Value Portfolio (Class A) (a)	10,084,026	149,445,268
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	5,592,019	75,380,422
Harris Oakmark International Portfolio (Class A) (a)	32,084,421	444,690,068
Invesco Small Cap Growth Portfolio (Class A)* (a)	13,905,142	224,985,202
Janus Forty Portfolio (Class A) (a)	2,998,728	226,763,800
Jennison Growth Portfolio (Class A) (b)	21,118,017	304,944,167
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	25,300,164	226,183,465
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	13,385,891	149,654,263
Lord Abbett Bond Debenture Portfolio (Class A) (a)	10,888,683	146,779,441
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	760,377	149,246,858
Met/Dimensional International Small Company Portfolio (Class A) (b)	14,202,351	214,739,554
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	13,418,567	143,041,924
Met/Templeton International Bond Portfolio (Class A) (a)	11,871,568	145,307,996
MFS® Emerging Markets Equity Portfolio (Class A) (a)	13,598,744	146,458,472
MFS® Research International Portfolio (Class A) (a)	35,535,939	356,425,467
MFS® Value Portfolio (Class A) (b)	33,106,737	454,886,560

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	5,742,911	$74,313,273
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	17,524,601	212,398,167
PIMCO Total Return Portfolio (Class A) (a)	28,688,583	357,746,636
Rainier Large Cap Equity Portfolio (Class A) (a)	25,458,062	227,085,916
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	12,941,736	229,456,974
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	19,383,374	450,275,772
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	13,300,661	143,381,122
Third Avenue Small Cap Value Portfolio (Class A) (a)	9,636,956	145,807,142
Turner Mid Cap Growth Portfolio (Class A)* (a)	9,911,339	145,201,114
Van Eck Global Natural Resources Portfolio (Class A) (b)	13,982,602	201,209,638
Van Kampen Comstock Portfolio (Class A) (a)	35,974,573	377,013,523

Total Mutual Funds (Cost $6,284,692,706)		7,385,185,605

Total Investments—100.0% (Cost $6,284,692,706#)		7,385,185,605
Other assets and liabilities (net)—0.0%		(1,980,486)

Net Assets—100.0%		$7,383,205,119

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $6,284,692,706. The aggregate unrealized appreciation and depreciation of investments were $1,135,841,790 and $(35,348,891), respectively, resulting in net unrealized appreciation of $1,100,492,899 for federal income tax purposes.
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-214

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Baillie Gifford International Stock	15,889,994	299,437	(148)	16,189,283
BlackRock Bond Income	626,844	1,442	(757)	627,529
BlackRock Large Cap Value	20,296,345	137	(887,261)	19,409,221
BlackRock Legacy Large Cap Growth	7,725,793	49,709	(5,816)	7,769,686
Clarion Global Real Estate	21,827,476	156	(376,774)	21,450,858
Davis Venture Value	11,547,663	71	(157,364)	11,390,370
Dreman Small Cap Value*	10,235,302	—	(151,276)	10,084,026
Goldman Sachs Mid Cap Value	5,719,855	38	(127,874)	5,592,019
Harris Oakmark International	31,990,365	156,434	(62,378)	32,084,421
Invesco Small Cap Growth	14,278,043	86	(372,987)	13,905,142
Janus Forty	3,175,884	21	(177,177)	2,998,728
Jennison Growth	22,537,780	152	(1,419,915)	21,118,017
Legg Mason ClearBridge Aggressive Growth	26,770,511	185	(1,470,532)	25,300,164
Loomis Sayles Small Cap Growth*	13,428,225	1,086	(43,420)	13,385,891
Lord Abbett Bond Debenture	10,956,632	104	(68,053)	10,888,683
Met/Artisan Mid Cap Value	780,044	5	(19,672)	760,377
Met/Dimensional International Small Company*	14,071,519	131,002	(170)	14,202,351
Met/Eaton Vance Floating Rate	13,414,948	21,538	(17,919)	13,418,567
Met/Templeton International Bond	11,879,712	117	(8,261)	11,871,568
MFS® Emerging Markets Equity	13,611,779	25,358	(38,393)	13,598,744
MFS® Research International	35,251,341	284,981	(383)	35,535,939
MFS® Value	34,252,328	223	(1,145,814)	33,106,737
Morgan Stanley Mid Cap Growth	1,161,556	86,853	(1,248,409)	—
Neuberger Berman Genesis	5,834,105	—	(91,194)	5,742,911
PIMCO Inflation Protected Bond	17,516,666	31,829	(23,894)	17,524,601
PIMCO Total Return	28,727,775	24,991	(64,183)	28,688,583
Rainier Large Cap Equity	26,221,502	163	(763,603)	25,458,062
T. Rowe Price Large Cap Growth	13,780,001	—	(838,265)	12,941,736
T. Rowe Price Large Cap Value	19,586,987	125	(203,738)	19,383,374
T. Rowe Price Mid Cap Growth	13,208,804	236,470	(144,613)	13,300,661
Third Avenue Small Cap Value	9,621,850	15,349	(243)	9,636,956
Turner Mid Cap Growth*	9,843,891	67,633	(185)	9,911,339
Van Eck Global Natural Resources	13,900,705	81,924	(27)	13,982,602
Van Kampen Comstock	36,966,368	237	(992,032)	35,974,573

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of March 31, 2012. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Baillie Gifford International Stock	$(653)	$—	$—	$142,465,686
BlackRock Bond Income	3,723	—	—	70,515,431
BlackRock Large Cap Value	3,127,545	—	—	225,146,960
BlackRock Legacy Large Cap Growth	(1,883)	—	—	224,077,745
Clarion Global Real Estate	(1,498,898)	—	—	224,161,465
Davis Venture Value	(850,784)	—	—	375,996,114
Dreman Small Cap Value	(178,851)	—	—	149,445,268
Goldman Sachs Mid Cap Value	(110,030)	—	—	75,380,422
Harris Oakmark International	(264,218)	—	—	444,690,068
Invesco Small Cap Growth	2,979,441	—	—	224,985,202

MIST-215

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Janus Forty	$4,003,748	$—	$—	$226,763,800
Jennison Growth	7,701,057	—	—	304,944,167
Legg Mason ClearBridge Aggressive Growth	1,719,969	—	—	226,183,465
Loomis Sayles Small Cap Growth	(5,163)	—	—	149,654,263
Lord Abbett Bond Debenture	29,934	—	—	146,779,441
Met/Artisan Mid Cap Value	(623,034)	—	—	149,246,858
Met/Dimensional International Small Company	842	—	—	214,739,554
Met/Eaton Vance Floating Rate	6,758	—	—	143,041,924
Met/Templeton International Bond	17,955	—	—	145,307,996
MFS® Emerging Markets Equity	(61,803)	—	—	146,458,472
MFS® Research International	(955)	—	—	356,425,467
MFS® Value	4,988,930	—	—	454,886,560
Morgan Stanley Mid Cap Growth	(147,640)	—	—	—
Neuberger Berman Genesis	197,336	—	—	74,313,273
PIMCO Inflation Protected Bond	45,187	—	—	212,398,167
PIMCO Total Return	21,414	—	—	357,746,636
Rainier Large Cap Equity	(347,004)	—	—	227,085,916
T. Rowe Price Large Cap Growth	635,276	—	—	229,456,974
T. Rowe Price Large Cap Value	(352,731)	—	—	450,275,772
T.Rowe Price Mid Cap Growth	174,894	—	—	143,381,122
Third Avenue Small Cap Value	(102)	—	—	145,807,142
Turner Mid Cap Growth	419	—	—	145,201,114
Van Eck Global Natural Resources	129	—	—	201,209,638
Van Kampen Comstock	(1,082,363)	—	—	377,013,523

	$20,128,445	$—	$—	$7,385,185,605

MIST-216

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,385,185,605	$—	$—	$7,385,185,605
Total Investments	$7,385,185,605	$—	$—	$7,385,185,605

MIST-217

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	5,526,775	$48,635,617
BlackRock Bond Income Portfolio (Class A) (b)	3,823,524	429,649,358
BlackRock High Yield Portfolio (Class A) (a)	10,925,944	97,131,644
BlackRock Large Cap Value Portfolio (Class A) (b)	12,750,209	147,902,420
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	5,200,770	149,990,204
Clarion Global Real Estate Portfolio (Class A) (a)	9,386,532	98,089,263
Davis Venture Value Portfolio (Class A) (b)	4,482,729	147,974,876
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,665,039	49,404,721
Harris Oakmark International Portfolio (Class A) (a)	10,606,449	147,005,377
Invesco Small Cap Growth Portfolio (Class A) (a)*	6,079,955	98,373,675
Lord Abbett Bond Debenture Portfolio (Class A) (a)	3,600,253	48,531,406
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	249,497	48,971,176
Met/Dimensional International Small Company Portfolio (Class A) (b)	3,233,822	48,895,391
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,017,277	96,124,172
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)*	14,195,612	143,375,686
Met/Templeton International Bond Portfolio (Class A) (a)	7,811,473	95,612,424
MFS® Emerging Markets Equity Portfolio (Class A) (a)	4,462,948	48,065,947
MFS® Research International Portfolio (Class A) (a)	19,458,430	195,168,050
MFS® Value Portfolio (Class A) (b)	18,172,317	249,687,630
Neuberger Berman Genesis Portfolio (Class A) (b)	7,488,331	96,899,005
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	15,782,440	191,283,173

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (a)	73,185,270	$912,620,320
Pioneer Fund Portfolio (Class A) (a)	6,667,432	97,744,555
Rainier Large Cap Equity Portfolio (Class A) (a)	11,182,750	99,750,127
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	8,529,450	151,227,157
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	8,456,273	196,439,212
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,480,629	48,301,183
Third Avenue Small Cap Value Portfolio (Class A) (a)	6,448,615	97,567,550
Van Eck Global Natural Resources Portfolio (Class A) (b)	3,252,401	46,802,045
Van Kampen Comstock Portfolio (Class A) (a)	14,189,824	148,709,352
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	3,591,125	48,013,341
Western Asset Management U.S. Government Portfolio (Class A) (b)	27,175,289	333,440,799

Total Mutual Funds (Cost $4,311,862,400)		4,857,386,856

Total Investments—100.0% (Cost $4,311,862,400#)		4,857,386,856
Other assets and liabilities (net)—0.0%		(1,334,404)

Net Assets—100.0%		$4,856,052,452

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $4,311,862,400. The aggregate unrealized appreciation and depreciation of investments were $547,154,874 and $(1,630,418), respectively, resulting in net unrealized appreciation of $545,524,456 for federal income tax purposes.
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-218

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Baillie Gifford International Stock	5,274,014	310,059	(57,298)	5,526,775
BlackRock Bond Income	3,798,262	36,837	(11,575)	3,823,524
BlackRock High Yield	11,052,353	21	(126,430)	10,925,944
BlackRock Large Cap Value	12,952,368	3,763	(205,922)	12,750,209
BlackRock Legacy Large Cap Growth	5,106,619	198,895	(104,744)	5,200,770
Clarion Global Real Estate	9,324,588	76,137	(14,193)	9,386,532
Davis Venture Value	4,460,005	35,888	(13,164)	4,482,729
Goldman Sachs Mid Cap Value	3,647,489	24,538	(6,988)	3,665,039
Harris Oakmark International	10,743,186	193,641	(330,378)	10,606,449
Invesco Small Cap Growth	6,249,010	2,520	(171,575)	6,079,955
Lord Abbett Bond Debenture	3,695,633	8	(95,388)	3,600,253
Met/Artisan Mid Cap Value	251,350	—	(1,853)	249,497
Met/Dimensional International Small Company	3,139,245	137,334	(42,757)	3,233,822
Met/Eaton Vance Floating Rate	9,038,831	11,351	(32,905)	9,017,277
Met/Franklin Low Duration Total Return	14,019,790	187,779	(11,957)	14,195,612
Met/Templeton International Bond	7,769,240	42,245	(12)	7,811,473
MFS® Emerging Markets Equity	4,487,497	51,800	(76,349)	4,462,948
MFS® Research International	18,632,353	886,218	(60,141)	19,458,430
MFS® Value	18,342,498	17,129	(187,310)	18,172,317
Morgan Stanley Mid Cap Growth	378,370	131,634	(510,004)	—
Neuberger Berman Genesis	7,423,421	64,913	(3)	7,488,331
PIMCO Inflation Protected Bond	15,759,207	82,149	(58,916)	15,782,440
PIMCO Total Return	73,556,311	97,140	(468,181)	73,185,270
Pioneer Fund	6,557,785	109,924	(277)	6,667,432
Rainier Large Cap Equity	11,108,017	230,874	(156,141)	11,182,750
T. Rowe Price Large Cap Growth	8,768,693	57,810	(297,053)	8,529,450
T. Rowe Price Large Cap Value	8,463,816	4,174	(11,717)	8,456,273
T.Rowe Price Mid Cap Growth	4,239,039	406,747	(165,157)	4,480,629
Third Avenue Small Cap Value	6,381,908	69,258	(2,551)	6,448,615
Van Eck Global Natural Resources	3,049,669	211,925	(9,193)	3,252,401
Van Kampen Comstock	14,221,960	47,843	(79,979)	14,189,824
Western Asset Management Strategic Bond Opportunities	3,610,076	5,209	(24,160)	3,591,125
Western Asset Management U.S. Government	26,679,489	544,539	(48,739)	27,175,289

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Baillie Gifford International Stock	$144,381	$—	$—	$48,635,617
BlackRock Bond Income	164,644	—	—	429,649,358
BlackRock High Yield	47,036	—	—	97,131,644
BlackRock Large Cap Value	766,899	—	—	147,902,420
BlackRock Legacy Large Cap Growth	(105,138)	—	—	149,990,204
Clarion Global Real Estate	(54,912)	—	—	98,089,263
Davis Venture Value	182,748	—	—	147,974,876
Goldman Sachs Mid Cap Value	36,634	—	—	49,404,721
Harris Oakmark International	(1,287,368)	—	—	147,005,377
Invesco Small Cap Growth	1,178,674	—	—	98,373,675
Lord Abbett Bond Debenture	105,151	—	—	48,531,406
Met/Artisan Mid Cap Value	147,048	—	—	48,971,176
Met/Dimensional International Small Company	214,603	—	—	48,895,391
Met/Eaton Vance Floating Rate	12,953	—	—	96,124,172
Met/Franklin Low Duration Total Return	(1,239)	—	—	143,375,686

MIST-219

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of March 31, 2012
Met/Templeton International Bond	$26	$—	$—	$95,612,424
MFS® Emerging Markets Equity	386,283	—	—	48,065,947
MFS® Research International	(61,116)	—	—	195,168,050
MFS® Value	879,063	—	—	249,687,630
Morgan Stanley Mid Cap Growth	(287,208)	—	—	—
Neuberger Berman Genesis	7	—	—	96,899,005
PIMCO Inflation Protected Bond	59,793	—	—	191,283,173
PIMCO Total Return	234,489	—	—	912,620,320
Pioneer Fund	(63)	—	—	97,744,555
Rainier Large Cap Equity	11,819	—	—	99,750,127
T. Rowe Price Large Cap Growth	282,212	—	—	151,227,157
T. Rowe Price Large Cap Value	71,353	—	—	196,439,212
T.Rowe Price Mid Cap Growth	448,481	—	—	48,301,183
Third Avenue Small Cap Value	290	—	—	97,567,550
Van Eck Global Natural Resources	50,440	—	—	46,802,045
Van Kampen Comstock	48,648	—	—	148,709,352
Western Asset Management Strategic Bond Opportunities	13,035	—	—	48,013,341
Western Asset Management U.S. Government	(7,419)	—	—	333,440,799

	$3,682,247	$—	$—	$4,857,386,856

MIST-220

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,857,386,856	$—	$—	$4,857,386,856
Total Investments	$4,857,386,856	$—	$—	$4,857,386,856

MIST-221

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Austria—0.4%
Erste Group Bank AG	185,181	$4,262,910

Brazil—17.8%
Abril Educacao S.A.*	64,930	995,941
Anhanguera Educacional Participacoes S.A.	303,600	3,658,933
Arezzo Industria e Comercio S.A.	372,270	6,474,881
Banco Santander Brasil S.A.	868,400	7,992,068
BM&FBovespa S.A.	1,966,600	12,109,115
Brasil Brokers Participacoes S.A.	1,856,800	7,944,128
Brasil Insurance Participacoes e Administracao S.A.	874,500	9,341,669
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	405,600	6,732,411
Cia de Bebidas das Americas (ADR) (a)	287,622	11,884,541
CIA Hering	247,600	6,395,322
Cia Siderurgica Nacional S.A. (ADR)	349,605	3,307,263
Cielo S.A.	94,002	3,187,041
CSU Cardsystem S.A.	1,553,898	3,770,998
Diagnosticos da America S.A.	518,000	3,975,557
Embraer S.A. (ADR)	150,170	4,802,437
Estacio Participacoes S.A.	258,650	2,791,314
Fleury S.A.	605,100	7,988,666
Gerdau S.A. (ADR)	381,330	3,672,208
Itau Unibanco Holding S.A. (ADR)	243,713	4,676,852
Kroton Educacional S.A.*	53,376	95,030
Kroton Educacional S.A. (Units)*	591,851	8,621,062
Lojas Renner S.A.	98,300	3,376,378
LPS Brasil Consultoria de Imoveis S.A.	365,700	7,422,381
M Dias Branco S.A.	274,800	7,195,727
Multiplus S.A.	228,720	4,711,097
Odontoprev S.A.	176,800	3,002,438
PDG Realty S.A. Empreendimentos e Participacoes	865,300	2,991,067
Petroleo Brasileiro S.A. (ADR)	758,702	20,151,125
Raia Drogasil S.A.	318,200	3,094,059
Redecard S.A.	135,900	2,639,160
Tim Participacoes S.A. (ADR) (a)	140,318	4,526,659
Totvs S.A.	193,000	3,563,012
Tractebel Energia S.A.	353,140	6,329,804
Vale S.A. (ADR) (a)	866,730	20,220,811

		209,641,155

Canada—0.3%
Bankers Petroleum, Ltd.*	911,523	3,765,076

Chile—1.1%
Aguas Andinas S.A.	7,331,789	4,381,667
Banco Santander Chile (ADR)	30,815	2,652,863
Enersis S.A. (ADR)	194,352	3,923,967
ENTEL Chile S.A.	115,654	2,338,407

		13,296,904

China—6.2%
Anhui Conch Cement Co., Ltd. - Class H (a)	2,071,000	6,547,080
Bank of China, Ltd.	40,748,000	16,404,739
China Construction Bank Corp. (a)	25,999,060	20,109,202
China Pacific Insurance Group Co., Ltd. - Class H	4,000,000	12,527,081

Security Description	Shares	Value

China—(Continued)
China Shenhua Energy Co., Ltd.	2,309,000	$9,717,303
Guangzhou Automobile Group Co., Ltd. (a)	5,010,000	4,971,073
Maanshan Iron & Steel-Class H (a)	7,844,000	2,261,047

		72,537,525

Colombia—0.2%
BanColombia S.A. (ADR)	39,457	2,551,290

Czech Republic—1.4%
Komercni Banka A.S.	84,025	16,740,115

Egypt—0.5%
Commercial International Bank Egypt SAE (GDR)	1,339,671	5,520,784

Hong Kong—10.4%
Ajisen China Holdings, Ltd. (a)	3,474,000	4,576,848
China Mobile, Ltd.	602,000	6,630,484
China Unicom (Hong Kong), Ltd. (a)	2,368,000	3,963,670
China Unicom (Hong Kong), Ltd. (ADR) (a)	784,079	13,172,527
CNOOC, Ltd.	5,283,000	10,799,870
Dairy Farm International Holdings, Ltd.	646,200	6,743,319
First Pacific Co., Ltd.	5,836,800	6,444,422
Geely Automobile Holdings, Ltd. (a)	18,705,000	7,269,250
GOME Electrical Appliances Holding, Ltd. (a)	16,396,000	3,396,901
Hang Lung Properties, Ltd. (a)	2,497,000	9,178,608
Hengan International Group Co., Ltd. (a)	458,500	4,615,210
Li & Fung, Ltd. (a)	5,394,000	12,321,887
Shangri-La Asia, Ltd. (a)	2,044,000	4,448,850
Sinotruk Hong Kong, Ltd. (a)	11,052,000	6,402,729
Stella International Holdings, Ltd.	5,573,000	13,526,603
VTech Holdings, Ltd. (a)	732,100	9,382,700

		122,873,878

India—7.8%
BEML, Ltd.	165,238	2,088,819
Crompton Greaves, Ltd.	1,179,734	3,188,379
Dabur India, Ltd.	6,033,255	12,633,426
Dish TV India, Ltd.*	5,412,370	6,786,740
Housing Development Finance Corp.	555,384	7,336,713
ICICI Bank, Ltd.	412,802	7,169,135
Infosys, Ltd. (ADR) (a)	313,470	17,877,194
MOIL, Ltd.	925,578	4,549,840
Reliance Industries, Ltd.	1,144,589	16,794,579
Steel Authority of India, Ltd.	5,742,402	10,643,001
Thermax, Ltd.	339,921	3,086,958

		92,154,784

Indonesia—2.1%
Bank Negara Indonesia Persero Tbk PT	21,678,000	9,478,900
Mitra Adiperkasa Tbk PT	4,378,000	3,043,935
XL Axiata Tbk PT	22,805,000	12,590,280

		25,113,115

Israel—0.6%
NICE Systems, Ltd. (ADR)* (a)	169,240	6,651,132

MIST-222

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—1.8%
Chugoku Marine Paints, Ltd. (a)	1,019,000	$6,255,710
GLORY, Ltd.	240,500	5,290,617
Inpex Corp.	1,453	9,867,405

		21,413,732

Luxembourg—1.0%
Tenaris S.A. (ADR) (a)	182,612	6,981,257
Ternium S.A. (ADR)	184,314	4,364,555

		11,345,812

Macau—0.5%
Sands China, Ltd. (a)	1,422,800	5,546,071

Malaysia—1.6%
CIMB Group Holdings Berhad	5,134,200	12,885,746
Top Glove Corp. Berhad	3,691,800	5,430,761

		18,316,507

Mexico—4.9%
Alfa S.A.B. de C.V. - Class A (a)	154,263	2,220,896
America Movil S.A.B. de C.V. (ADR)	623,396	15,478,923
Arca Continental S.A.B. de C.V.	546,615	2,612,633
Bolsa Mexicana de Valores S.A.B. de C.V.	3,556,000	7,193,272
Corporacion GEO S.A.B. de C.V., Series B*	1,548,840	2,417,603
Corporacion Moctezuma S.A.B. de C.V.	1,177,500	2,852,219
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	2,587,800	4,733,115
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (a)	80,122	5,489,959
Grupo Mexico S.A.B. de C.V., Series B	1,547,146	4,885,546
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,551,537	3,468,396
Mexichem S.A.B. de C.V. (a)	779,200	3,002,592
Urbi Desarrollos Urbanos S.A.B. de C.V.* (a)	2,466,856	2,957,805

		57,312,959

Panama—0.3%
Copa Holdings S.A. - Class A	49,379	3,910,817

Peru—0.8%
Credicorp, Ltd.	74,203	9,781,439

Philippines—0.6%
Manila Water Co., Inc.	12,746,200	6,898,051

Russia—6.1%
Gazprom OAO (ADR)	1,696,218	20,790,691
Metal and Metallurgical Co. Norilsk Nickel OJSC (ADR)	390,552	7,147,102
Mobile Telesystems OJSC (ADR) (a)	319,460	5,858,896
O’Key Group S.A. (GDR)	1,651,370	15,010,953
Sberbank of Russia	7,012,200	22,760,248

		71,567,890

South Africa—7.2%
Clicks Group, Ltd.	2,113,960	12,348,860
Gold Fields, Ltd.	454,944	6,279,768

Security Description	Shares	Value

South Africa—(Continued)
Mr. Price Group, Ltd.	1,691,781	$20,804,433
MTN Group, Ltd.	1,086,376	19,143,279
Naspers, Ltd. - N Shares	316,925	17,816,016
Tiger Brands, Ltd.	244,369	8,591,451

		84,983,807

South Korea—10.9%
E-Mart Co., Ltd.	52,286	11,503,589
Hana Financial Group, Inc.	379,480	14,313,027
Kia Motors Corp.	246,590	16,138,551
Mando Corp.	56,453	8,301,068
POSCO	14,500	4,876,286
Samsung Electronics Co., Ltd.	51,198	57,657,148
Seoul Semiconductor Co., Ltd.	205,048	4,303,155
TK Corp.*	401,476	10,582,366

		127,675,190

Taiwan—9.2%
Asustek Computer, Inc.	1,146,000	10,827,662
Chinatrust Financial Holding Co., Ltd.	12,759,249	8,020,955
Formosa Plastics Corp.	1,764,000	5,194,469
High Tech Computer Corp.	266,967	5,402,232
Hon Hai Precision Industry Co., Ltd.	5,905,146	22,913,180
Siliconware Precision Industries Co.	16,474,000	19,905,323
Taiwan Semiconductor Manufacturing Co., Ltd.	11,297,842	32,501,789
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	261,611	3,997,416

		108,763,026

Thailand—2.3%
Asian Property Development PCL	18,072,700	3,573,532
Bangkok Bank PCL	2,242,000	14,081,798
CP ALL PCL	3,520,800	7,475,280
Minor International PCL	4,442,500	2,059,246

		27,189,856

Turkey—1.5%
BIM Birlesik Magazalar A.S.	82,785	3,137,422
Tupras-Turkiye Petrol Rafinerileri A.S.	352,617	9,020,896
Turkiye Garanti Bankasi A.S.	1,400,324	5,554,963

		17,713,281

United Arab Emirates—0.5%
Lamprell plc	1,119,600	6,139,678

United Kingdom—1.2%
Standard Chartered plc (a)	569,706	14,202,968

Total Common Stocks (Cost $1,069,776,563)		1,167,869,752

Preferred Stock—0.3%

Brazil—0.3%
Cia Energetica de Minas Gerais (Cost—$3,634,930)	158,800	3,793,732

MIST-223

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short-Term Investments—9.6%

Security Description	Shares/Par Amount	Value

Mutual Fund—9.2%
State Street Navigator Securities Lending Prime Portfolio(b)	107,603,586	$107,603,586

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $5,122,004 on 04/02/12, collateralized by $5,205,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $5,224,519.	$5,122,000	5,122,000

Total Short-Term Investments (Cost $112,725,586)		112,725,586

Total Investments—109.1% (Cost $1,186,137,079#)		1,284,389,070
Other assets and liabilities (net)—(9.1)%		(106,751,261)

Net Assets—100.0%		$1,177,637,809

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,186,137,079. The aggregate unrealized appreciation and depreciation of investments were $175,810,846 and $(77,558,855), respectively, resulting in net unrealized appreciation of $ 98,251,991 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012 the market value of securities loaned was $105,317,571 and the collateral received consisted of cash in the amount of $107,603,586 and non-cash collateral with a value of $3,278,996. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of March 31, 2012 (Unaudited)

% of Net Assets
Commercial Banks	16.9
Semiconductors & Semiconductor Equipment	10.1
Oil, Gas & Consumable Fuels	8.6
Metals & Mining	6.1
Food & Staples Retailing	5.0
Wireless Telecommunication Services	4.6
Specialty Retail	2.6
Diversified Telecommunication Services	2.5
Automobiles	2.4
Real Estate Management & Development	2.4

MIST-224

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$4,262,910	$—	$4,262,910
Brazil	209,641,155	—	—	209,641,155
Canada	3,765,076	—	—	3,765,076
Chile	13,296,904	—	—	13,296,904
China	—	72,537,525	—	72,537,525
Colombia	2,551,290	—	—	2,551,290
Czech Republic	—	16,740,115	—	16,740,115
Egypt	5,520,784	—	—	5,520,784
Hong Kong	13,172,527	109,701,351	—	122,873,878
India	17,877,194	74,277,590	—	92,154,784
Indonesia	—	25,113,115	—	25,113,115
Israel	6,651,132	—	—	6,651,132
Japan	—	21,413,732	—	21,413,732
Luxembourg	11,345,812	—	—	11,345,812
Macau	—	5,546,071	—	5,546,071
Malaysia	—	18,316,507	—	18,316,507
Mexico	57,312,959	—	—	57,312,959
Panama	3,910,817	—	—	3,910,817
Peru	9,781,439	—	—	9,781,439
Philippines	—	6,898,051	—	6,898,051
Russia	32,174,805	39,393,085	—	71,567,890
South Africa	—	84,983,807	—	84,983,807
South Korea	—	127,675,190	—	127,675,190
Taiwan	3,997,416	104,765,610	—	108,763,026
Thailand	13,108,058	14,081,798	—	27,189,856
Turkey	—	17,713,281	—	17,713,281
United Arab Emirates	—	6,139,678	—	6,139,678
United Kingdom	—	14,202,968	—	14,202,968
Total Common Stocks	404,107,368	763,762,384	—	1,167,869,752
Total Preferred Stock*	3,793,732	—	—	3,793,732
Short-Term Investments
Mutual Fund	107,603,586	—	—	107,603,586
Repurchase Agreement	—	5,122,000	—	5,122,000
Total Short-Term Investments	107,603,586	5,122,000	—	112,725,586
Total Investments	$515,504,686	$768,884,384	$—	$1,284,389,070

*	See Schedule of Investments for additional detailed categorizations.

MIST-225

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—3.7%
Iluka Resources, Ltd. (a)	1,425,250	$26,282,637
Newcrest Mining, Ltd.	508,318	15,642,335
Nufarm, Ltd. (a)	2,933,752	14,605,647
Westpac Banking Corp. (a)	2,212,850	50,198,700

		106,729,319

Belgium—0.5%
KBC Groep N.V.	549,937	13,770,686

Brazil—2.4%
Diagnosticos da America S.A.	1,882,200	14,445,546
Itau Unibanco Holding S.A. (ADR)	1,222,140	23,452,867
Tim Participacoes S.A. (ADR) (a)	572,078	18,455,236
Tractebel Energia S.A.	757,050	13,569,627

		69,923,276

Canada—1.0%
Bankers Petroleum, Ltd.* (a)	1,337,916	5,526,306
Teck Resources, Ltd. (a)	658,128	23,495,853

		29,022,159

China—0.5%
China Construction Bank Corp.	19,523,804	15,100,858

Czech Republic—1.5%
CEZ A.S.	541,137	23,253,758
Komercni Banka A.S.	92,785	18,485,350

		41,739,108

Finland—1.0%
Fortum Oyj (a)	894,185	21,694,605
Outotec Oyj (a)	132,142	6,700,599

		28,395,204

France—8.4%
BNP Paribas S.A.	902,398	42,864,400
Danone S.A.	830,854	57,938,431
Dassault Systemes S.A. (a)	271,895	25,002,625
Legrand S.A.	245,348	9,024,963
LVMH Moet Hennessy Louis Vuitton S.A.	164,485	28,258,316
Publicis Groupe S.A.	463,192	25,522,965
Schneider Electric S.A.	505,514	33,006,588
Suez Environnement Co.	559,120	8,578,633
Technip S.A.	106,340	12,548,465

		242,745,386

Germany—8.0%
Bayer AG	814,825	57,361,749
Bayerische Motoren Werke (BMW) AG	419,498	37,721,502
GSW Immobilien AG*	251,201	8,692,201
Linde AG	291,495	52,306,792
Rhoen Klinikum AG (a)	869,850	17,468,869
Siemens AG	456,470	46,072,709
Symrise AG	356,919	10,324,684

		229,948,506

Security Description	Shares	Value

Hong Kong—3.9%
AIA Group, Ltd.	8,095,400	$29,645,009
China Resources Gas Group, Ltd. (a)	1,406,000	2,804,067
China Unicom(Hong Kong), Ltd. (a)	11,088,850	18,561,040
Hang Lung Properties, Ltd.	5,512,363	20,262,643
Hutchison Whampoa, Ltd.	1,565,000	15,614,766
Li & Fung, Ltd. (a)	8,983,540	20,521,721
Sinotruk Hong Kong, Ltd. - Class B (a)	9,043,364	5,239,071

		112,648,317

India—1.4%
HDFC Bank, Ltd. (ADR) (a)	330,545	11,271,584
ICICI Bank, Ltd.	529,731	9,199,841
Reliance Industries, Ltd.	1,183,993	17,372,755
Steel Authority of India, Ltd.	2,045,483	3,791,110

		41,635,290

Indonesia—0.5%
PT Bank Mandiri Persero Tbk	9,701,000	7,263,956
PT Bank Rakyat Indonesia Persero Tbk	9,780,000	7,429,950

		14,693,906

Italy—0.8%
Telecom Italia S.p.A.	6,175,851	7,338,523
Telecom Italia S.p.A. - Risparmio Shares	17,315,709	17,012,393

		24,350,916

Japan—22.2%
Aeon Credit Service Co., Ltd. (a)	787,200	12,462,358
Canon, Inc.	816,300	38,925,183
Chugoku Marine Paints, Ltd.	1,054,441	6,473,284
Denso Corp. (a)	747,800	25,277,098
East Japan Railway Co. (a)	270,200	17,080,977
GLORY, Ltd.	965,300	21,235,065
Honda Motor Co., Ltd. (a)	815,200	31,335,806
Inpex Corp. (a)	5,900	40,067,233
Japan Tobacco, Inc.	6,406	36,311,373
JGC Corp. (a)	1,270,000	39,507,544
KDDI Corp. (a)	5,034	32,755,468
Lawson, Inc. (a)	477,800	30,127,757
Miraca Holdings, Inc.	746,400	29,294,207
Mitsubishi Corp. (a)	1,025,197	23,901,539
Mitsubishi UFJ Financial Group, Inc. (a)	3,944,700	19,835,003
Nippon Paint Co., Ltd. (a)	1,145,000	8,683,571
Nippon Television Network Corp.	134,300	21,619,872
Nomura Research Institute, Ltd. (a)	633,600	15,860,096
Santen Pharmaceutical Co., Ltd. (a)	912,700	39,129,262
Sony Financial Holdings, Inc. (a)	792,700	14,227,361
Sumitomo Metal Industries, Ltd.	3,431,000	6,968,105
Sumitomo Mitsui Financial Group, Inc. (a)	1,716,100	56,980,458
Tokyo Gas Co., Ltd. (a)	5,319,000	25,141,689
Yahoo Japan Corp. (a)	40,960	13,258,257
Yamato Holdings Co., Ltd. (a)	2,117,200	32,929,580

		639,388,146

Macau—0.8%
Sands China, Ltd. (a)	5,792,807	22,580,346

MIST-226

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—0.5%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (a)	6,025,490	$13,469,729

Netherlands—8.4%
Akzo Nobel N.V.	779,788	46,002,717
ASML Holding N.V.	247,689	12,358,006
Heineken N.V.	860,699	47,825,823
ING Groep N.V.*	4,534,923	37,817,756
Koninklijke KPN N.V.	1,839,577	20,225,497
Royal Dutch Shell plc - A Shares	2,215,670	77,346,830

		241,576,629

Singapore—0.6%
Keppel Corp., Ltd. (a)	1,991,500	17,402,990

South Korea—0.2%
Samsung Electronics Co., Ltd.	5,463	6,152,213

Spain—2.0%
Amadeus IT Holding S.A. - A Shares	589,679	11,122,157
Banco Santander S.A.	2,453,513	18,861,884
Inditex S.A.	292,957	28,054,114

		58,038,155

Sweden—1.1%
Telefonaktiebolaget LM Ericsson - Class B	3,066,468	31,717,022

Switzerland—10.3%
Credit Suisse Group AG*	703,568	20,044,639
Julius Baer Group, Ltd.*	466,983	18,861,268
Nestle S.A.	1,281,066	80,623,555
Novartis AG	557,300	30,865,740
Roche Holding AG	370,580	64,520,470
Schindler Holding AG	260,346	31,308,342
Sonova Holding AG*	115,501	12,841,683
Swiss Re AG*	566,448	36,231,795

		295,297,492

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,529,753	24,538,512

Thailand—0.3%
Siam Commercial Bank Public Co. Ltd.	1,823,200	8,480,687

United Kingdom—16.5%
AMEC plc	739,910	13,105,506
Barclays plc	13,341,569	50,386,230
BG Group plc	1,097,034	25,449,748
BP plc	6,210,572	46,386,797
Cairn Energy plc*	1,029,150	5,327,860
Compass Group plc	1,126,252	11,803,322
GKN plc	4,390,724	14,503,263
Hiscox, Ltd.	1,813,445	11,492,048
HSBC Holdings plc	2,743,689	24,354,082
International Power plc (a)	3,963,023	25,661,800
Pearson plc	932,250	17,416,555

Security Description	Shares/Par Amount	Value

United Kingdom—(Continued)
Reckitt Benckiser Group plc	578,130	$32,698,435
Rio Tinto plc	905,760	50,207,678
Rolls-Royce Holdings plc*	1,907,958	24,769,579
Standard Chartered plc (a)	2,181,565	54,400,149
Vodafone Group plc	18,327,750	50,605,281
Whitbread plc	580,197	17,107,847

		475,676,180

United States—1.3%
Cognizant Technology Solutions Corp. - Class A*	214,490	16,505,006
Joy Global, Inc. (a)	284,750	20,929,125

		37,434,131

Total Common Stocks (Cost $2,618,425,746)		2,842,455,163

Short-Term Investments—17.1%

Mutual Funds—16.1%
State Street Navigator Securities Lending Prime Portfolio (b)	465,120,287	465,120,287

Repurchase Agreements—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 3/30/12 at 0.010% to be repurchased at $28,220,024 on 04/02/12, collateralized by $28,260,000 U.S. Treasury Note at 1.250% due 03/15/14 with a value of $28,785,551.	$28,220,000	28,220,000

Total Short-Term Investments (Cost $493,340,287)		493,340,287

Total Investments—115.8% (Cost $3,111,766,033#)		3,335,795,450
Other assets and liabilities (net)—(15.8)%		(454,481,180)

Net Assets—100.0%		$2,881,314,270

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $3,111,766,033. The aggregate unrealized appreciation and depreciation of investments were $336,950,154 and $(112,920,737), respectively, resulting in net unrealized appreciation of $224,029,417 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $442,940,601 and the collateral received consisted of cash in the amount of $465,120,287 and non-cash collateral with a value of $325,080. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-227

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2012 (Unaudited)

% of Net Assets
Commercial Banks	15.0
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	6.7
Food Products	4.8
Chemicals	4.8
Metals & Mining	4.4
Wireless Telecommunication Services	3.5
Insurance	3.2
Industrial Conglomerates	2.7
Machinery	2.7

MIST-228

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$106,729,319	$—	$106,729,319
Belgium	—	13,770,686	—	13,770,686
Bermuda	—	11,492,048	—	11,492,048
Brazil	69,923,276	—	—	69,923,276
Canada	29,022,159	—	—	29,022,159
China	—	15,100,858	—	15,100,858
Czech Republic	—	41,739,108	—	41,739,108
Finland	—	28,395,204	—	28,395,204
France	—	242,745,386	—	242,745,386
Germany	—	229,948,506	—	229,948,506
Hong Kong	—	112,648,317	—	112,648,317
India	11,271,584	30,363,706	—	41,635,290
Indonesia	—	14,693,906	—	14,693,906
Italy	—	24,350,916	—	24,350,916
Japan	—	639,388,146	—	639,388,146
Macau	—	22,580,346	—	22,580,346
Mexico	13,469,729	—	—	13,469,729
Netherlands	—	241,576,629	—	241,576,629
Singapore	—	17,402,990	—	17,402,990
South Korea	—	6,152,213	—	6,152,213
Spain	—	58,038,155	—	58,038,155
Sweden	—	31,717,022	—	31,717,022
Switzerland	—	295,297,492	—	295,297,492
Taiwan	—	24,538,512	—	24,538,512
Thailand	8,480,687	—	—	8,480,687
United Kingdom	—	464,184,132	—	464,184,132
United States	37,434,131	—	—	37,434,131
Total Common Stocks	169,601,566	2,672,853,597	—	2,842,455,163
Short-Term Investments
Mutual Fund	465,120,287	—	—	465,120,287
Repurchase Agreement	—	28,220,000	—	28,220,000
Total Short-Term Investments	465,120,287	28,220,000	—	493,340,287
Total Investments	$634,721,853	$2,701,073,597	$—	$3,335,795,450

MIST-229

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.	384,880	$17,900,769

Biotechnology—0.6%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	438,374	5,834,758

Capital Markets—0.7%
Greenhill & Co., Inc. (a)	137,454	5,998,493

Chemicals—2.6%
Intrepid Potash, Inc.* (a)	399,239	9,713,485
Rockwood Holdings, Inc.*	263,402	13,736,414

		23,449,899

Commercial Services & Supplies—6.0%
Covanta Holding Corp.	584,189	9,481,387
Edenred	1,083,688	32,600,063
Stericycle, Inc.* (a)	147,525	12,338,991

		54,420,441

Communications Equipment—4.0%
Motorola Solutions, Inc.	727,190	36,963,068

Construction Materials—1.1%
Martin Marietta Materials, Inc. (a)	113,773	9,742,382

Diversified Consumer Services—3.8%
New Oriental Education & Technology Group, Inc. (ADR)*	313,935	8,620,655
Weight Watchers International, Inc. (a)	337,699	26,066,986

		34,687,641

Diversified Financial Services—5.3%
IntercontinentalExchange, Inc.*	99,486	13,671,366
Leucadia National Corp. (a)	433,009	11,301,535
MSCI, Inc. - Class A*	649,110	23,893,739

		48,866,640

Electric Utilities—1.7%
Brookfield Infrastructure Partners L.P.	483,463	15,277,431

Food & Staples Retailing—0.9%
Sun Art Retail Group, Ltd.*	5,804,000	7,868,644

Food Products—2.6%
Mead Johnson Nutrition Co.	292,368	24,114,513

Health Care Equipment & Supplies—5.4%
IDEXX Laboratories, Inc.* (a)	164,053	14,346,435
Intuitive Surgical, Inc.*	64,866	35,141,155

		49,487,590

Health Care Technology—1.2%
Athenahealth, Inc.* (a)	148,567	11,011,786

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.9%
Ctrip.com International, Ltd. (ADR)* (a)	291,891	$6,316,521
Dunkin’ Brands Group, Inc. (a)	353,148	10,633,287

		16,949,808

Internet & Catalog Retail—3.1%
Groupon, Inc.* (a)	116,243	2,136,546
Groupon, Inc. - Class A* (b)	770,564	13,692,922
Netflix, Inc.*	109,870	12,639,445

		28,468,913

Internet Software & Services—9.6%
Akamai Technologies, Inc.* (a)	425,913	15,631,007
Alibaba.com, Ltd.*	4,031,300	6,849,436
LinkedIn Corp. - Class A*	262,522	26,774,619
MercadoLibre, Inc. (a)	89,046	8,707,808
Yandex N.V. - Class A*	775,861	20,847,385
Youku, Inc. (ADR)* (a)	397,885	8,749,491

		87,559,746

IT Services—1.5%
Gartner, Inc. - Class A* (a)	329,400	14,045,616

Life Sciences Tools & Services—3.4%
Illumina, Inc.* (a)	376,440	19,804,508
Techne Corp.	155,900	10,928,590

		30,733,098

Machinery—1.4%
Schindler Holding AG	107,395	12,914,964

Media—2.9%
McGraw-Hill Cos., Inc. (The)	296,067	14,350,368
Morningstar, Inc. (a)	197,481	12,451,177

		26,801,545

Metals & Mining—1.6%
Lynas Corp., Ltd.*	2,977,230	3,380,063
Molycorp, Inc.* (a)	333,403	11,279,024

		14,659,087

Multiline Retail—1.5%
Dollar Tree, Inc.*	145,665	13,763,886

Oil, Gas & Consumable Fuels—2.6%
Range Resources Corp.	262,229	15,245,994
Ultra Petroleum Corp.* (a)	381,456	8,632,349

		23,878,343

Personal Products—0.9%
Natura Cosmeticos S.A.	373,748	8,128,295

Pharmaceuticals—1.8%
Valeant Pharmaceuticals International, Inc.*	303,871	16,314,834

MIST-230

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—7.3%
IHS, Inc. - Class A*	149,212	$13,973,704
Intertek Group plc	404,342	16,231,900
Qualicorp S.A.*	1,384,535	11,869,935
Verisk Analytics, Inc. - Class A*	523,742	24,600,162

		66,675,701

Semiconductors & Semiconductor Equipment—2.2%
ARM Holdings plc (ADR) (a)	497,298	14,068,561
First Solar, Inc.* (a)	145,927	3,655,471
NVIDIA Corp.*	178,825	2,752,117

		20,476,149

Software—11.2%
Citrix Systems, Inc.*	100,331	7,917,119
Factset Research Systems, Inc. (a)	131,674	13,040,993
Nexon Co., Ltd.*	396,844	6,917,922
Red Hat, Inc.*	234,752	14,059,298
Salesforce.com, Inc.* (a)	133,895	20,688,116
Solera Holdings, Inc.	346,799	15,914,606
Zynga, Inc. - Class A* (a)	1,392,899	18,316,622
Zynga, Inc. - Class B	419,042	5,233,835

		102,088,511

Trading Companies & Distributors—3.8%
Fastenal Co. (a)	636,493	34,434,271

Wireless Telecommunication Services—0.9%
Millicom International Cellular S.A.	73,165	8,298,703

Total Common Stocks (Cost $740,649,205)		871,815,525

Preferred Stocks—1.1%

Internet Software & Services—0.4%
Peixe Urbano, Inc., Series C* (b)	71,709	2,360,725
Workday, Inc., Series F* (b)	94,808	1,257,154

		3,617,879

Transportation Infrastructure—0.7%
Better Place LLC, Series B* (b)	296,688	1,346,963
Better Place LLC, Series C* (b)	1,153,141	5,235,260

		6,582,223

Total Preferred Stocks (Cost $9,594,859)		10,200,102

Short-Term Investments—29.4%

Mutual Fund—25.7%
State Street Navigator Securities Lending Prime Portfolio (c)	234,449,337	234,449,337

Security Description	Par Amount	Value

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $33,773,028 on 04/02/12, collateralized by $32,665,000 U.S. Treasury Notes at 2.625% due 06/30/14 with a value of $34,451,025.	$33,773,000	$33,773,000

Total Short-Term Investments (Cost $268,222,337)		268,222,337

Total Investments—126.0% (Cost $1,018,466,401#)		1,150,237,964
Other assets and liabilities (net)—(26.0)%		(237,133,974)

Net Assets—100.0%		$913,103,990

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,018,466,401. The aggregate unrealized appreciation and depreciation of investments were $181,061,223 and $(49,289,660), respectively, resulting in net unrealized appreciation of $131,771,563 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $231,434,130 and the collateral received consisted of cash in the amount of $234,449,337 and non-cash collateral with a value of $2,013,368. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit,and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-231

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$17,900,769	$—	$—	$17,900,769
Biotechnology	5,834,758	—	—	5,834,758
Capital Markets	5,998,493	—	—	5,998,493
Chemicals	23,449,899	—	—	23,449,899
Commercial Services & Supplies	21,820,378	32,600,063	—	54,420,441
Communications Equipment	36,963,068	—	—	36,963,068
Construction Materials	9,742,382	—	—	9,742,382
Diversified Consumer Services	34,687,641	—	—	34,687,641
Diversified Financial Services	48,866,640	—	—	48,866,640
Electric Utilities	15,277,431	—	—	15,277,431
Food & Staples Retailing	—	7,868,644	—	7,868,644
Food Products	24,114,513	—	—	24,114,513
Health Care Equipment & Supplies	49,487,590	—	—	49,487,590
Health Care Technology	11,011,786	—	—	11,011,786
Hotels, Restaurants & Leisure	16,949,808	—	—	16,949,808
Internet & Catalog Retail	14,775,991	13,692,922	—	28,468,913
Internet Software & Services	80,710,310	6,849,436	—	87,559,746
IT Services	14,045,616	—	—	14,045,616
Life Sciences Tools & Services	30,733,098	—	—	30,733,098
Machinery	—	12,914,964	—	12,914,964
Media	26,801,545	—	—	26,801,545
Metals & Mining	11,279,024	3,380,063	—	14,659,087
Multiline Retail	13,763,886	—	—	13,763,886
Oil, Gas & Consumable Fuels	23,878,343	—	—	23,878,343
Personal Products	8,128,295	—	—	8,128,295
Pharmaceuticals	16,314,834	—	—	16,314,834
Professional Services	50,443,801	16,231,900	—	66,675,701
Semiconductors & Semiconductor Equipment	20,476,149	—	—	20,476,149
Software	89,936,754	12,151,757	—	102,088,511
Trading Companies & Distributors	34,434,271	—	—	34,434,271
Wireless Telecommunication Services	—	8,298,703	—	8,298,703
Total Common Stocks	757,827,073	113,988,452	—	871,815,525
Total Preferred Stocks*	—	—	10,200,102	10,200,102
Short-Term Investments
Mutual Fund	234,449,337	—	—	234,449,337
Repurchase Agreement	—	33,773,000	—	33,773,000
Total Short-Term Investments	234,449,337	33,773,000	—	268,222,337
Total Investments	$992,276,410	$147,761,452	$10,200,102	$1,150,237,964

*	See Schedule of Investments for additional detailed categorizations.

MIST-232

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stock in the amount of $5,808,105 was transferred from Level 1 to Level 2 due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation	Purchases	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation for Investments Still Held at March 31, 2012
Preferred Stocks
Internet Software & Services	$3,617,879	$—	$—	$—	$3,617,879	$—
Transportation Infrastructure	6,582,223	—	—	—	6,582,223	—

Total	$10,200,102	$—	$—	$—	$10,200,102	$—

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Relationship Between Fair Value and Input; if input value increases then:
Preferred Stocks
Internet Software & Services	$3,617,879	Discounted cash flow	Weighted average cost of capital	13%		30%		23%		fair value would decrease

			Perpetual growth rate	2%		6%		4%		fair value would increase

			Long-term revenue growth rate	36%		37%		37%		fair value would increase

			Long-term pretax operating margin	22%		24%		22%		fair value would increase

		Market Comparable Companies	Enterprise Value / Revenue	4.6	x	9.0	x	5.6	x	fair value would increase

		Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8	x	14.6	x	5.0	x	fair value would increase

			Discount for lack of control	25%		30%		28%		fair value would decrease

Transportation Infrastructure	$6,582,224	Discounted cash flow	Weighted average cost of capital	18%		23%		20%		fair value would decrease

			Long-term revenue growth rate	N	A	N	A	75%		fair value would increase

			Long-term pretax operating margin	N	A	N	A	34%		fair value would increase

MIST-233

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Precision Castparts Corp.	55,480	$9,592,492
United Technologies Corp.	118,520	9,830,049

		19,422,541

Air Freight & Logistics—1.3%
United Parcel Service, Inc. - Class B	119,840	9,673,485

Auto Components—1.0%
Johnson Controls, Inc.	220,310	7,155,669

Beverages—3.9%
Brown-Forman Corp. - Class B	79,270	6,610,325
Coca-Cola Co. (The)	159,130	11,777,211
SABMiller plc	246,900	9,908,217

		28,295,753

Biotechnology—1.8%
Alexion Pharmaceuticals, Inc.*	48,300	4,485,138
Vertex Pharmaceuticals, Inc.*	213,950	8,774,089

		13,259,227

Chemicals—3.8%
Ecolab, Inc. (a)	132,940	8,205,057
Monsanto Co.	89,360	7,127,353
Praxair, Inc.	108,070	12,389,145

		27,721,555

Commercial Banks—0.8%
Standard Chartered plc	222,151	5,539,623

Communications Equipment—5.6%
Juniper Networks, Inc.*	313,730	7,178,142
QUALCOMM, Inc.	486,480	33,090,370

		40,268,512

Computers & Peripherals—8.8%
Apple, Inc.*	100,170	60,048,910
SanDisk Corp.*	72,250	3,582,877

		63,631,787

Consumer Finance—1.1%
American Express Co.	137,290	7,943,599

Electrical Equipment—1.1%
Emerson Electric Co.	147,270	7,684,549

Electronic Equipment, Instruments & Components—1.0%
Corning, Inc.	540,520	7,610,522

Energy Equipment & Services—5.1%
Cameron International Corp.*	153,190	8,093,028
Ensco plc (ADR) (a)	130,220	6,892,545
National Oilwell Varco, Inc.	120,100	9,544,347
Schlumberger, Ltd.	172,120	12,036,351

		36,566,271

Security Description	Shares	Value

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	155,880	$14,153,904

Food Products—2.7%
Mead Johnson Nutrition Co.	77,340	6,379,003
Nestle S.A.	168,759	10,620,804
Unilever N.V.	67,967	2,312,754

		19,312,561

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.	171,460	10,249,879

Hotels, Restaurants & Leisure—3.3%
McDonald’s Corp.	171,020	16,777,062
Yum! Brands, Inc.	103,770	7,386,349

		24,163,411

Household Products—1.4%
Colgate-Palmolive Co. (a)	104,930	10,260,055

Industrial Conglomerates—1.6%
Danaher Corp.	207,430	11,616,080

Internet & Catalog Retail—1.4%
Amazon.com, Inc.*	51,475	10,424,202

Internet Software & Services—4.4%
eBay, Inc.*	295,550	10,902,839
Google, Inc. - Class A*	32,670	20,949,311

		31,852,150

IT Services—3.1%
International Business Machines Corp.	38,770	8,089,360
Teradata Corp.*	90,390	6,160,079
Visa, Inc. - Class A	71,070	8,386,260

		22,635,699

Life Sciences Tools & Services—0.9%
Mettler-Toledo International, Inc.* (a)	33,490	6,187,278

Machinery—5.7%
Caterpillar, Inc.	94,010	10,013,945
Cummins, Inc.	43,340	5,202,534
Deere & Co.	88,620	7,169,358
Joy Global, Inc.	113,210	8,320,935
Parker Hannifin Corp.	126,160	10,666,828

		41,373,600

Media—1.6%
Walt Disney Co. (The)	270,200	11,829,356

Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc.	69,970	2,661,659

Oil, Gas & Consumable Fuels—5.7%
Apache Corp.	81,410	8,176,820
Chevron Corp.	102,550	10,997,462
ConocoPhillips	83,280	6,330,113

MIST-234

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Noble Energy, Inc.	34,780	$3,400,788
Occidental Petroleum Corp.	130,980	12,473,226

		41,378,409

Personal Products—0.9%
Estee Lauder Cos., Inc. (The) - Class A	100,510	6,225,589

Pharmaceuticals—7.1%
Allergan, Inc.	158,580	15,133,289
Bristol-Myers Squibb Co.	320,930	10,831,388
Novo Nordisk A.S. - Class B	90,275	12,520,517
Perrigo Co.	41,920	4,330,755
Roche Holding AG	50,019	8,708,644

		51,524,593

Road & Rail—2.0%
JB Hunt Transport Services, Inc.	33,840	1,839,881
Union Pacific Corp.	118,040	12,686,939

		14,526,820

Semiconductors & Semiconductor Equipment—2.1%
Broadcom Corp. - Class A*	250,360	9,839,148
Texas Instruments, Inc.	152,060	5,110,737

		14,949,885

Software—4.0%
Intuit, Inc.	187,160	11,253,931
Oracle Corp.	282,760	8,245,282
VMware, Inc. - Class A*	84,290	9,471,667

		28,970,880

Specialty Retail—4.5%
Bed Bath & Beyond, Inc.*	60,710	3,992,897
O’Reilly Automotive, Inc.*	129,020	11,785,977
Tiffany & Co.	99,420	6,872,904
TJX Cos., Inc.	249,400	9,903,674

		32,555,452

Textiles, Apparel & Luxury Goods—4.0%
Coach, Inc.	137,490	10,625,227
NIKE, Inc. - Class B	102,690	11,135,704
Ralph Lauren Corp.	40,580	7,074,311

		28,835,242

Security Description	Shares/Par Amount	Value

Tobacco—0.9%
Philip Morris International, Inc.	77,230	$6,843,350

Total Common Stocks (Cost $538,488,419)		717,303,147

Short-Term Investments—2.7%

Mutual Fund—1.9%
State Street Navigator Securities Lending Prime Portfolio (b)	13,705,222	13,705,222

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $5,686,005 on 04/02/12, collateralized by $5,760,000 U.S. Treasury Notes at 0.750% due 08/15/13 with a value of $5,802,348.	$5,686,000	5,686,000

Total Short-Term Investments (Cost $19,391,222)		19,391,222

Total Investments—101.8% (Cost $557,879,641#)		736,694,369
Other assets and liabilities (net)—(1.8)%		(12,911,234)

Net Assets—100.0%		$723,783,135

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $557,879,641. The aggregate unrealized appreciation and depreciation of investments were $191,103,758 and $(12,289,030), respectively, resulting in net unrealized appreciation of $178,814,728 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $13,482,805 and the collateral received consisted of cash in the amount of $13,705,222. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-235

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,422,541	$—	$—	$19,422,541
Air Freight & Logistics	9,673,485	—	—	9,673,485
Auto Components	7,155,669	—	—	7,155,669
Beverages	18,387,536	9,908,217	—	28,295,753
Biotechnology	13,259,227	—	—	13,259,227
Chemicals	27,721,555	—	—	27,721,555
Commercial Banks	—	5,539,623	—	5,539,623
Communications Equipment	40,268,512	—	—	40,268,512
Computers & Peripherals	63,631,787	—	—	63,631,787
Consumer Finance	7,943,599	—	—	7,943,599
Electrical Equipment	7,684,549	—	—	7,684,549
Electronic Equipment, Instruments & Components	7,610,522	—	—	7,610,522
Energy Equipment & Services	36,566,271	—	—	36,566,271
Food & Staples Retailing	14,153,904	—	—	14,153,904
Food Products	6,379,003	12,933,558	—	19,312,561
Health Care Equipment & Supplies	10,249,879	—	—	10,249,879
Hotels, Restaurants & Leisure	24,163,411	—	—	24,163,411
Household Products	10,260,055	—	—	10,260,055
Industrial Conglomerates	11,616,080	—	—	11,616,080
Internet & Catalog Retail	10,424,202	—	—	10,424,202
Internet Software & Services	31,852,150	—	—	31,852,150
IT Services	22,635,699	—	—	22,635,699
Life Sciences Tools & Services	6,187,278	—	—	6,187,278
Machinery	41,373,600	—	—	41,373,600
Media	11,829,356	—	—	11,829,356
Metals & Mining	2,661,659	—	—	2,661,659
Oil, Gas & Consumable Fuels	41,378,409	—	—	41,378,409
Personal Products	6,225,589	—	—	6,225,589
Pharmaceuticals	30,295,432	21,229,161	—	51,524,593
Road & Rail	14,526,820	—	—	14,526,820
Semiconductors & Semiconductor Equipment	14,949,885	—	—	14,949,885
Software	28,970,880	—	—	28,970,880
Specialty Retail	32,555,452	—	—	32,555,452
Textiles, Apparel & Luxury Goods	28,835,242	—	—	28,835,242
Tobacco	6,843,350	—	—	6,843,350
Total Common Stocks	667,692,588	49,610,559	—	717,303,147
Short-Term Investments
Mutual Fund	13,705,222	—	—	13,705,222
Repurchase Agreement	—	5,686,000	—	5,686,000
Total Short-Term Investments	13,705,222	5,686,000	—	19,391,222
Total Investments	$681,397,810	$55,296,559	$—	$736,694,369

MIST-236

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—89.9% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—1.7%
Fannie Mae 15 Yr. Pool 4.500%, 04/01/23	1,361,332	$1,459,152
4.500%, 04/01/24	7,561,151	8,104,465
Fannie Mae 30 Yr. Pool 5.500%, 12/01/36	2,239,683	2,446,244
Fannie Mae ARM Pool 2.497%, 11/01/34 (a)	1,869,367	1,993,649
1.382%, 07/01/44 (a)	39,760	40,090
1.382%, 09/01/44 (a)	65,495	66,061
Fannie Mae REMICS Series 2004-63 Class FA 0.392%, 08/25/34 (a)	213,901	209,347
Series 2006-5 Class 3A2 2.490%, 05/25/35 (a)	958,801	997,604
Series 2006-118 Class A2 0.294%, 12/25/36 (a)	151,596	145,033
Series 2007-73 Class A1 0.302%, 07/25/37 (a)	1,569,372	1,511,436
Series 2007-65 Class KF 0.622%, 07/25/37 (a)	170,950	170,932
Series 2011-3 Class FA 0.922%, 02/25/41 (a)	9,798,020	9,808,222
Fannie Mae Whole Loan Series 2003-W8 Class 3F2 0.592%, 05/25/42 (a)	129,426	129,643
Freddie Mac ARM Non-Gold Pool 2.366%, 01/01/34 (a)	165,828	174,911
Freddie Mac REMICS Series 3346 Class FA 0.472%, 02/15/19 (a)	3,710,263	3,706,398
Series 3335 Class AF 0.392%, 10/15/20 (a)	1,405,900	1,402,903
Series 2752 Class FM 0.592%, 12/15/30 (a)	52,733	52,739
Series 3172 Class FK 0.692%, 08/15/33 (a)	10,473,147	10,478,953
Freddie Mac Structured Pass-Through Securities Series T-32 Class A1 0.502%, 08/25/31 (a)	87,698	85,408
Series T-62 Class 1A1 1.355%, 10/25/44 (a)	5,129,314	5,131,062
Series T-63 Class 1A1 1.369%, 02/25/45 (a)	1,528,043	1,460,587
Ginnie Mae Series 2007-8 Class FA 0.542%, 03/20/37 (a)	11,470,842	11,451,153

		61,025,992

Federal Agencies—1.7%
Federal Home Loan Mortgage Corp. 0.202%, 03/21/13 (a)	50,300,000	50,344,717
Federal National Mortgage Association 1.250%, 03/14/14	10,700,000	10,879,043
5.375%, 04/11/22	1,700,000	1,702,038

		62,925,798

Security Description	Par Amount†	Value

U.S. Treasury—86.5%
U.S. Treasury Inflation Indexed Bonds 0.125%, 01/15/22	123,785,188	$126,841,197
2.375%, 01/15/25	168,891,694	215,152,142
2.000%, 01/15/26	97,386,156	119,533,910
2.375%, 01/15/27	120,128,420	154,365,019
1.750%, 01/15/28 (b)	152,890,266	182,763,648
3.625%, 04/15/28	94,560,248	139,793,994
2.500%, 01/15/29	57,001,320	75,393,138
3.875%, 04/15/29	132,867,886	205,052,484
2.125%, 02/15/40	26,668,222	35,141,623
2.125%, 02/15/41††	95,528,850	126,239,847
U.S. Treasury Inflation Indexed Notes 3.000%, 07/15/12 (c)	131,949,949	135,001,292
0.625%, 04/15/13	14,046,213	14,421,514
2.000%, 01/15/14	246,016,450	263,083,841
1.250%, 04/15/14	71,738,251	76,132,219
2.000%, 07/15/14	69,612,416	75,872,104
1.625%, 01/15/15	50,680,630	55,253,746
2.000%, 01/15/16	22,494,642	25,425,986
0.125%, 04/15/16	40,350,882	42,658,468
2.375%, 01/15/17 (c)	81,792,511	95,882,580
2.625%, 07/15/17	123,836,583	149,000,548
1.625%, 01/15/18	57,119,040	65,695,807
1.375%, 07/15/18	5,885,488	6,744,863
1.375%, 01/15/20††	126,504,707	145,411,215
1.250%, 07/15/20 (c)	167,564,339	191,507,775
1.125%, 01/15/21	41,129,994	46,335,529
0.625%, 07/15/21	304,186,296	329,400,602

		3,098,105,091

Total U.S. Treasury & Government Agencies (Cost $3,184,198,886)		3,222,056,881

Foreign Bonds & Debt Securities—18.6%

Capital Markets—0.2%
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,852,000
UBS AG Series BKNT 2.250%, 08/12/13	2,600,000	2,617,209

		8,469,209

Commercial Banks—9.4%
ANZ National International, Ltd. 0.933%, 08/19/14 (144A) (a)	5,000,000	5,025,420
Banco Bradesco S.A. of the Cayman Islands 2.598%, 05/16/14 (144A) (a)	16,200,000	16,458,017
Banco Santander Brazil S.A. 2.574%, 03/18/14 (144A) (a)	1,200,000	1,178,809
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	6,700,000	7,018,250
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	10,565,797
Commonwealth Bank of Australia 1.000%, 07/12/13 (144A) (a)	29,700,000	29,850,846
0.974%, 06/25/14 (144A) (a)	7,900,000	7,980,580
0.754%, 09/17/14 (144A) (a)	7,500,000	7,544,963

MIST-237

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Credit Agricole Home Loan SFH 1.311%, 07/21/14 (144A) (a)	2,000,000	$1,961,330
Dexia Credit Local 0.880%, 03/05/13 (144A) (a)	4,800,000	4,600,858
Dexia Credit Local S.A. 1.033%, 04/29/14 (144A) (a)	32,400,000	30,220,549
ICICI Bank, Ltd. 2.242%, 02/24/14 (144A) (a)	4,500,000	4,412,853
ING Bank Australia, Ltd. 5.073%, 06/24/14 (AUD) (a)	800,000	835,438
ING Bank N.V. 1.885%, 10/18/13 (144A) (a)	7,300,000	7,280,648
1.875%, 06/09/14 (144A) (a)	23,200,000	22,969,485
Intesa Sanpaolo S.p.A. 2.892%, 02/24/14 (144A) (a)	27,700,000	27,033,122
LeasePlan Corp. N.V. 3.000%, 05/07/12 (144A)	5,200,000	5,212,792
National Australia Bank, Ltd. 1.083%, 07/08/14 (144A) (a)	15,500,000	15,562,155
NIBC Bank N.V. 2.800%, 12/02/14 (144A)	24,000,000	24,934,176
Nordea Bank AB 1.467%, 01/14/14 (144A) (a)	26,000,000	25,944,152
Royal Bank of Scotland plc (The) 2.913%, 08/23/13 (a)	17,500,000	17,503,885
Series EMTN 1.461%, 04/23/12 (a)	800,000	800,254
Toronto-Dominion Bank (The) 1.625%, 09/14/16 (144A)	200,000	200,968
Turkiye Garanti Bankasi A.S. 3.061%, 04/20/16 (144A) (a)	1,800,000	1,687,500
Westpac Banking Corp. 0.664%, 12/14/12 (144A) (a)	43,500,000	43,542,108
3.585%, 08/14/14 (144A)	6,700,000	7,086,456
2.700%, 12/09/14 (144A)	4,900,000	5,097,078
Westpac Securities NZ, Ltd. 2.500%, 05/25/12 (144A)	4,000,000	4,009,980

		336,518,469

Consumer Finance—0.1%
Hyundai Capital Services, Inc. 4.375%, 07/27/16 (144A)	3,100,000	3,245,942
RCI Banque S.A. 2.451%, 04/11/14 (144A) (a)	1,600,000	1,547,440

		4,793,382

Diversified Financial Services—1.5%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700%, 08/07/13 (144A)	2,700,000	2,903,361
Instituto de Credito Oficial 2.567%, 03/25/14 (EUR) (a)	20,800,000	26,969,588
Volkswagen International Finance N.V. 0.920%, 10/01/12 (144A) (a)	25,100,000	25,127,485

		55,000,434

Security Description	Par Amount†	Value

Diversified Telecommunication Services—0.2%
TDC A.S. Series EMTN 3.500%, 02/23/15 (EUR)	600,000	$839,014
Telefonica Emisiones S.A. Unipersonal 0.861%, 02/04/13 (a)	6,000,000	5,883,510

		6,722,524

Oil, Gas & Consumable Fuels—0.2%
Petrobras International Finance Co. - Pifco 3.875%, 01/27/16	5,500,000	5,816,817

Sovereign—6.9%
Australia Government Bond Series 20CI 4.000%, 08/20/20 (AUD)	21,200,000	40,676,315
Series 25CI 3.000%, 09/20/25 (AUD)	16,400,000	21,926,328
Series 30CI 2.500%, 09/20/30 (AUD)	2,500,000	3,139,272
Canadian Government Bond 1.500%, 12/01/44 (CAD)	2,609,950	3,336,665
Series L256 4.250%, 12/01/21 (CAD)	3,195,874	4,527,667
Japan Treasury Bills Series 254 0.100%, 04/27/12 (JPY) (d)	10,810,000,000	130,594,517
Series 257 0.100%, 05/14/12 (JPY) (d)	790,000,000	9,543,461
New South Wales Treasury Corp. Series CIB1 2.750%, 11/20/25 (AUD)	12,700,000	15,795,822
United Kingdom Gilt Inflation Linked Series 3 Month 1.875%, 11/22/22 (GBP)	8,333,856	16,946,442

		246,486,489

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank N.V. 3.200%, 11/03/14 (144A)	3,647,000	3,814,605

Total Foreign Bonds & Debt Securities (Cost $666,698,577)		667,621,929

Mortgage-Backed Securities—6.9%

Collateralized Mortgage Obligations—4.9%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150%, 03/25/58 (144A) (a)	4,874,285	5,016,602
Arran Residential Mortgages Funding plc Series 2010-1A Class A1B 2.251%, 05/16/47 (144A) (EUR) (a)	545,775	729,329
Series 2011-1A Class A1B 2.241%, 11/19/47 (144A) (EUR) (a)	10,824,892	14,457,684
Banc of America Funding Corp. Series 2006-A Class 1A1 2.653%, 02/20/36 (a)	2,468,972	2,257,788
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500%, 09/25/33	106,513	112,576

MIST-238

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2004-J Class 4A1 5.002%, 11/25/34 (a)	198,644	$185,531
Series 2005-E Class 2A1 2.838%, 06/25/35 (a)	641,071	550,794
Series 2005-H Class 2A1 2.759%, 09/25/35 (a)	363,645	309,893
BCAP LLC Trust Series 2011-RR5 Class 12A1 5.564%, 03/26/37 (144A) (a)	2,700,000	2,033,100
Series 2011-RR5 Class 5A1 5.250%, 08/26/37 (144A)	10,300,000	10,094,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 21A1 2.917%, 01/25/35 (a)	4,157,430	3,943,690
Series 2005-1 Class 2A1 2.882%, 03/25/35 (a)	955,932	801,556
Series 2005-2 Class A1 2.570%, 03/25/35 (a)	2,063,878	2,008,032
Series 2005-2 Class A2 3.078%, 03/25/35 (a)	13,671	13,532
Series 2005-5 Class A1 2.220%, 08/25/35 (a)	296,976	288,163
Bear Stearns ALT-A Trust Series 2005-7 Class 22A1 2.826%, 09/25/35 (a)	2,450,882	1,633,043
Series 2006-8 Class 3A1 0.402%, 02/25/34 (a)	376,529	307,369
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.749%, 01/26/36 (a)	943,550	556,458
Chase Mortgage Finance Corp. Series 2007-A1 Class 5A1 2.757%, 02/25/37 (a)	360,426	330,637
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A1A 2.660%, 05/25/35 (a)	97,498	90,700
Series 2005-11 Class A2A 2.580%, 10/25/35 (a)	6,856,522	6,150,160
Series 2005-6 Class A1 2.230%, 09/25/35 (a)	456,919	431,688
Series 2005-6 Class A2 2.450%, 09/25/35 (a)	424,022	373,526
Countrywide Alternative Loan Trust Series 2005-11CB Class 2A6 5.500%, 06/25/35	1,200,000	987,552
Series 2005-61 Class 2A1 0.522%, 12/25/35 (a)	52,922	35,637
Series 2006-OA19 Class A1 0.422%, 02/20/47 (a)	1,757,679	871,794
Series 2007-OA4 Class A1 0.412%, 05/25/47 (a)	11,903,783	7,575,901
Series 2007-OA7 Class A1A 0.422%, 05/25/47 (a)	609,006	363,381
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-HYB3 Class 7A1 2.762%, 11/19/33 (a)	71,609	70,074

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2004-12 Class 11A1 2.798%, 08/25/34 (a)	412,487	$308,612
Series 2004-HYB7 Class 5A 4.942%, 11/20/34 (a)	956,735	858,189
Series 2005-3 Class 1A2 0.532%, 04/25/35 (a)	1,435,609	932,264
Series 2005-R2 Class 1AF1 0.582%, 06/25/35 (144A) (a)	298,323	255,199
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB4 Class A1B1 0.342%, 10/25/36 (a)	62,764	24,812
Series 2006-AB4 Class A6A1 5.869%, 10/25/36	1,111,485	634,943
Series 2006-AB4 Class A6A2 5.886%, 10/25/36	1,111,485	635,706
Deutsche Mortgage Securities, Inc. Series 2010-RS2 Class A1 1.521%, 06/28/47 (144A) (a)	575,107	570,221
First Horizon Alternative Mortgage Securities Series 2004-AA1 Class A1 2.378%, 06/25/34 (a)	504,268	445,293
Fosse Master Issuer plc Series 2011-1A Class A2 1.965%, 10/18/54 (144A) (a)	8,900,000	8,951,211
Granite Mortgages plc Series 2004-3 Class 3A2 1.416%, 09/20/44 (GBP) (a)	1,331,406	2,053,559
Greenpoint Mortgage Funding Trust Series 2005-AR1 Class A2 0.462%, 06/25/45 (a)	589,181	399,077
Series 2005-AR5 Class 1A1 0.512%, 11/25/45 (a)	264,527	163,916
Series 2006-AR6 Class A1A 0.322%, 10/25/46 (a)	51,309	48,791
GSR Mortgage Loan Trust Series 2005-AR1 Class 1A1 2.856%, 01/25/35 (a)	718,891	639,342
Series 2005-AR3 Class 6A1 2.896%, 05/25/35 (a)	1,221,888	1,004,426
Series 2005-AR6 Class 2A1 2.659%, 09/25/35 (a)	937,556	914,137
Series 2005-AR7 Class 5A1 5.160%, 11/25/35 (a)	2,091,280	1,808,926
Harborview Mortgage Loan Trust Series 2005-13 Class 2A11 0.522%, 02/19/36 (a)	303,384	176,869
Series 2005-2 Class 2A1A 0.462%, 05/19/35 (a)	153,276	97,760
Holmes Master Issuer plc Series 2011-1A Class A3 2.581%, 10/15/54 (144A) (EUR) (a)	15,300,000	20,490,533
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 2A1 5.069%, 11/25/35 (a)	2,015,992	1,573,138
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.015%, 02/25/35 (a)	1,712,335	1,726,521

MIST-239

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2005-A3 Class 2A1 5.136%, 06/25/35 (a)	3,746,150	$3,776,587
Series 2005-A6 Class 2A1 2.766%, 08/25/35 (a)	817,163	735,290
Series 2005-A6 Class 4A1 5.325%, 09/25/35 (a)	363,573	321,280
Series 2005-A6 Class 7A1 2.731%, 08/25/35 (a)	1,086,340	823,712
Series 2007-A1 Class 1A1 2.807%, 07/25/35 (a)	682,978	650,793
Series 2007-A1 Class 3A3
2.871%, 07/25/35 (a)	644,471	615,177
Series 2008-R2 Class 1A1 4.200%, 07/27/37 (144A) (a)	1,730,815	1,341,210
Master Adjustable Rate Mortgages Trust Series 2003-6 Class 2A1 2.422%, 12/25/33 (a)	429,625	406,952
Series 2004-13 Class 3A7 2.718%, 11/21/34 (a)	600,000	590,786
Mellon Residential Funding Corp. Series 2000-TBC3 Class A1 0.682%, 12/15/30 (a)	91,508	86,414
Series 2001-TBC1 Class A1 0.942%, 11/15/31 (a)	737,293	720,306
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9 Class 5A1 5.147%, 12/25/35 (a)	718,628	653,193
MLCC Mortgage Investors, Inc. Series 2005-2 Class 1A 1.996%, 10/25/35 (a)	2,236,249	2,064,391
Series 2005-2 Class 3A 1.244%, 10/25/35 (a)	469,507	406,143
Series 2005-3 Class 4A 0.492%, 11/25/35 (a)	308,554	255,154
NCUA Guaranteed Notes Series 2010-R1 Class 1A 0.693%, 10/07/20 (a)	5,181,681	5,189,765
Series 2010-R3 Class 2A 0.803%, 12/08/20 (a)	6,540,819	6,568,944
Permanent Master Issuer plc Series 2011-1A Class 1A3 2.531%, 07/15/42 (144A) (EUR) (a)	1,500,000	2,003,602
RBSSP Resecuritization Trust Series 2010-1 Class 2A1 2.566%, 07/26/45 (144A) (a)	13,376,369	13,131,789
Residential Accredit Loans, Inc. Series 2005-QO1 Class A1 0.542%, 08/25/35 (a)	243,204	150,170
Series 2005-QO2 Class A1 1.519%, 09/25/45 (a)	256,615	147,315
Securitized Asset Sales, Inc. Series 1993-6 Class A5 0.786%, 11/26/23 (a)	4,714	4,717
Sequoia Mortgage Trust Series 2007-3 Class 1A1 0.442%, 07/20/36 (a)	2,699,768	2,002,821
Series 5 Class A 0.592%, 10/19/26 (a)	165,007	151,453

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1 Class 4A2 2.722%, 02/25/34 (a)	340,654	$325,699
Series 2004-18 Class 5A 5.500%, 12/25/34 (a)	1,431,686	1,389,908
Series 2004-19 Class 2A1 1.582%, 01/25/35 (a)	192,807	126,526
Structured Asset Mortgage Investments, Inc. Series 2004-AR5 Class 1A1 0.902%, 10/19/34 (a)	172,089	156,466
Series 2005-AR5 Class A1 0.492%, 07/19/35 (a)	346,519	243,716
Series 2006-AR4 Class 2A1 0.432%, 06/25/36 (a)	155,202	102,675
Series 2006-AR5 Class 1A1 0.452%, 05/25/46 (a)	70,647	34,723
Structured Asset Securities Corp. Series 2006-11 Class A1 2.785%, 10/25/35 (144A) (a)	289,288	228,926
SWAN Environment Pvt., Ltd. Series 2010-1 Class A 5.660%, 04/25/41 (AUD) (a)	560,402	573,333
TBW Mortgage Backed Pass-Through Certificates Series 2007-2 Class A6A 6.015%, 07/25/37	462,197	291,176
Thornburg Mortgage Securities Trust Series 2007-2 Class A2A 0.372%, 06/25/37 (a)	1,282,692	1,283,148
Series 2007-4 Class 3A1 6.155%, 09/25/37 (a)	4,100,298	4,120,225
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Class 1A 1.359%, 11/25/42 (a)	38,255	33,342
Series 2005-AR10 Class 3A1 5.523%, 08/25/35 (a)	607,228	558,034
Series 2005-AR13 Class A1A1 0.532%, 10/25/45 (a)	1,761,305	1,416,325
Series 2005-AR14 Class 2A1 5.113%, 12/25/35 (a)	418,391	375,126
Series 2005-AR15 Class A1A1 0.502%, 11/25/45 (a)	278,648	221,610
Series 2006-AR15 Class 2A 2.701%, 11/25/46 (a)	388,889	294,058
Series 2006-AR17 Class 1A1A 0.969%, 12/25/46 (a)	162,271	118,450
Series 2006-AR3 Class A1A 1.159%, 02/25/46 (a)	279,258	218,129
Series 2006-AR7 Class 3A 2.724%, 07/25/46 (a)	1,135,330	898,169
Series 2006-AR9 Class 1A 1.159%, 08/25/46 (a)	12,124,158	8,003,096
Series 2007-OA4 Class 1A 0.929%, 05/25/47 (a)	693,683	464,868
Wells Fargo Mortgage Backed Securities Trust Series 2004-S Class A1 2.700%, 09/25/34 (a)	985,422	998,012

MIST-240

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2004-W Class A1 2.608%, 11/25/34 (a)	456,763	$441,877
Series 2005-AR16 Class 6A3 2.717%, 10/25/35 (a)	40,674	38,592
Series 2006-AR4 Class 2A4 5.612%, 04/25/36 (a)	1,000,000	940,623
Series 2006-AR6 Class 3A1 2.668%, 03/25/36 (a)	289,069	247,402
Series 2006-AR8 Class 2A1 2.695%, 04/25/36 (a)	1,812,784	1,478,651

		175,714,484

Commercial Mortgage-Backed Securities—2.0%
Banc of America Large Loan, Inc. Series 2007-BMB1 Class A1 0.752%, 08/15/29 (144A) (a)	2,589,951	2,477,404
Series 2009-UB1 Class A4A 5.616%, 06/24/50 (144A) (a)	1,700,000	1,898,080
Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (a)	22,010,881	20,596,484
Series 2010-UB5 Class A4A 5.639%, 02/17/51 (144A) (a)	1,000,000	1,109,645
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-3 Class A2 5.633%, 06/10/49 (a)	276,235	280,623
Series 2007-3 Class A4 5.633%, 06/10/49 (a)	1,100,000	1,226,277
Series 2007-3 Class A2FL 0.412%, 06/10/49 (144A) (a)	276,235	274,544
Series 2007-4 Class A4 5.724%, 02/10/51 (a)	1,100,000	1,252,995
BCRR Trust Series 2010-LEAF Class 44A 4.230%, 04/22/34 (144A)	1,922,195	1,919,761
Commercial Mortgage Pass Through Certificates
Series 2010-C1 Class A1 3.156%, 07/10/46 (144A)	2,428,262	2,537,099
Credit Suisse Mortgage Capital Certificates Series 2009-RR1 Class A3A 5.383%, 02/15/40 (144A)	1,600,000	1,766,653
Series 2010-RR4 Class 2A 5.467%, 09/18/39 (144A) (a)	2,000,000	2,214,251
Eclipse, Ltd. Series 2007-1X Class A 1.257%, 01/25/20 (GBP) (a)	2,243,870	3,104,548
GS Mortgage Securities Corp. II Series 2010-C1 Class A2 4.592%, 08/10/43 (144A)	25,000	27,723
Series 2007-EOP Class A2 1.260%, 03/06/20 (144A) (a)	3,600,000	3,543,600
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4 5.794%, 02/12/51 (a)	1,500,000	1,726,381

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 Class A4 5.700%, 09/12/49	5,400,000	$5,928,344
RBSCF Trust Series 2010-RR4 Class CMLA 6.004%, 12/16/49 (144A) (a)	2,600,000	2,966,049
Vornado DP LLC Series 2010-VNO Class A2FX 4.004%, 09/13/28 (144A)	7,000,000	7,554,638
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A4 5.088%, 08/15/41 (a)	1,500,000	1,613,895
Series 2006-WL7A Class A1 0.332%, 09/15/21 (144A) (a)	5,095,803	4,903,859
Series 2007-WHL8 Class A1 0.322%, 06/15/20 (144A) (a)	3,255,085	3,082,738

		72,005,591

Total Mortgage-Backed Securities (Cost $250,429,222)		247,720,075

Asset-Backed Securities—4.6%

Asset-Backed—Credit Card—0.7%
Citibank Omni Master Trust
Series 2009-A8 Class A8 2.342%, 05/16/16 (144A) (a)	16,600,000	16,641,727
Series 2009-A14A Class A14 2.992%, 08/15/18 (144A) (a)	7,100,000	7,482,568

		24,124,295

Asset-Backed—Home Equity—0.2%
ACE Securities Corp. Series 2006-NC3 Class A2A 0.292%, 12/25/36 (a)	2,446	2,429
Asset Backed Funding Certificates Series 2004-OPT5 Class A1 0.592%, 06/25/34 (a)	792,241	565,636
Bear Stearns Asset Backed Securities Trust Series 2002-2 Class A1 0.902%, 10/25/32 (a)	21,884	18,623
Series 2006-HE9 Class 1A1 0.292%, 11/25/36 (a)	5,235	5,133
Series 2007-HE7 Class 1A1 1.242%, 10/25/37 (a)	3,470,579	2,243,899
First NLC Trust Series 2007-1 Class A1 0.312%, 08/25/37 (144A) (a)	1,683,128	523,115
HSBC Home Equity Loan Trust Series 2006-2 Class A1 0.392%, 03/20/36 (a)	2,315,240	2,141,308
HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1 0.292%, 10/25/36 (a)	10,539	3,660
Soundview Home Equity Loan Trust Series 2006-NLC1 Class A1 0.302%, 11/25/36 (144A) (a)	67,068	19,055

		5,522,858

MIST-241

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed—Other—2.4%
Alzette European CLO S.A. Series 2004-1A Class A2 0.794%, 12/15/20 (144A) (a)	814,080	$799,092
American Money Management Corp. Series 2006-6A Class A1A 0.716%, 05/03/18 (144A) (a)	477,171	465,694
Aquilae CLO plc Series 2006-1X Class A 1.754%, 01/17/23 (EUR) (a)	3,596,683	4,446,732
ARES CLO, Ltd. Series 2006-6RA Class A1B 0.701%, 03/12/18 (144A) (a)	2,211,787	2,127,184
Babson CLO, Ltd. Series 2004-2A Class A2A 0.823%, 11/15/16 (144A) (a)	1,385,604	1,364,410
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.562%, 10/25/35 (a)	250,369	231,732
Conseco Finance Securitizations Corp. Series 2002-1 Class A 6.681%, 12/01/33 (a)	5,301,392	5,592,371
Countrywide Asset-Backed Certificates Series 2005-13 Class 3AV3 0.492%, 04/25/36 (a)	367,924	316,338
Series 2006-4 Class 2A2 0.422%, 07/25/36 (a)	5,504,093	4,637,573
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6 Class A1 0.362%, 07/25/37 (144A) (a)	239,836	194,327
CSAB Mortgage Backed Trust Series 2006-2 Class A6A 5.720%, 09/25/36	1,204,217	856,552
Cumberland CLO, Ltd. Series 2005-2A Class A 0.763%, 11/10/19 (144A) (a)	4,319,047	4,240,689
Duane Street CLO Series 2005-1A Class A2 0.773%, 11/08/17 (144A) (a)	1,649,638	1,611,708
Equity One ABS, Inc. Series 2004-1 Class AV2 0.542%, 04/25/34 (a)	117,963	84,255
First CLO, Ltd. Series 2004-2X1 Class A2 0.784%, 12/14/16 (a)	759,929	750,342
Gallatin Funding, Ltd. Series 2005-1A Class A1L 0.753%, 08/15/17 (144A) (a)	919,337	898,454
Harbourmaster CLO, Ltd. Series 5X Class A1 1.136%, 06/15/20 (EUR) (a)	596,234	755,939
Harvest CLO S.A. Series IX Class A1 1.587%, 03/29/17 (EUR) (a)	265,389	341,448
Hillmark Funding Series 2006-1A Class A1 0.743%, 05/21/21 (144A) (a)	15,600,000	14,743,950

Security Description	Par Amount†	Value

Asset-Backed—Other—(Continued)
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1 Class AV1 0.302%, 03/25/47 (a)	587,741	$490,965
Katonah, Ltd. Series 6A Class A1A 0.794%, 09/20/16 (144A) (a)	3,700,058	3,660,535
Landmark CDO, Ltd. Series 2005-1A Class A1L 0.788%, 06/01/17 (144A) (a)	4,927,040	4,826,140
Magi Funding plc Series I-A Class A 2.015%, 04/11/21 (144A) (EUR) (a)	2,509,607	3,157,984
Magnolia Funding, Ltd. Series 2010-1A Class A1 3.000%, 04/20/17 (144A) (EUR) (e)	844,536	1,127,486
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.292%, 11/25/36 (a)	923	295
Nautique Funding, Ltd. Series 2006-1A Class A1A 0.817%, 04/15/20 (144A) (a) (e)	962,297	883,208
Navigare Funding CLO, Ltd. Series 2006-1A Class A 0.753%, 05/20/19 (144A) (a)	539,774	526,448
NYLIM Flatiron CLO, Ltd. Series 2006-1A Class A2A 0.743%, 08/08/20 (144A) (a)	600,000	571,461
Pacifica CDO, Ltd. Series 2004-4X Class A1L 0.853%, 02/15/17 (a)	5,006,089	4,956,640
Park Place Securities, Inc. Series 2004-WWF1 Class M2 0.922%, 12/25/34 (a)	3,430,717	3,339,491
Series 2005-WCW1 Class A1B 0.502%, 09/25/35 (a)	30,826	27,397
Penta CLO S.A. Series 2007-1X Class A1 1.917%, 06/04/24 (EUR) (a)	4,357,383	5,219,902
Small Business Administration Participation Certificates
Series 2007-20K Class 1 5.510%, 11/01/27	5,012,040	5,643,097
Structured Asset Securities Corp. Series 2005-7XS Class 2A1A 1.742%, 04/25/35 (a)	689,110	581,094
Series 2007-BC3 Class 2A2 0.382%, 05/25/47 (a)	3,200,000	2,257,206
Symphony CLO, Ltd. Series 2007-3A Class A1A 0.743%, 05/15/19 (144A) (a)	3,500,000	3,318,781
Tobacco Settlement Financing Corp. Series 2002-A Class A 6.000%, 06/01/23	530,000	531,505
Wind River CLO, Ltd. Series 2004-1A Class A1 0.804%, 12/19/16 (144A) (a)	612,066	594,639

MIST-242

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed—Other—(Continued)
Wood Street CLO B.V. Series II-A Class A1 1.347%, 03/29/21 (144A) (EUR) (a)	679,928	$859,854

		87,032,918

Asset-Backed—Student Loan—1.3%
College Loan Corp. Trust Series 2007-2 Class A1 0.810%, 01/25/24 (a)	900,000	878,890
Illinois Student Assistance Commission Series 2010-1 Class A1 1.040%, 04/25/17 (a)	923,075	921,247
Nelnet Student Loan Trust Series 2008-4 Class A2 1.260%, 07/25/18 (a)	1,162,066	1,167,344
North Carolina State Education Assistance Authority
Series 2011-2 Class A1 1.010%, 10/26/20 (a)	4,180,204	4,141,746
SLM Student Loan Trust Series 2004-5X Class A5 1.418%, 10/25/23 (EUR) (a)	4,100,000	4,955,976
Series 2005-8 Class A2 0.650%, 07/25/22 (a)	662,969	661,390
Series 2007-3 Class A2 0.570%, 10/25/17 (a)	999,303	992,252
Series 2008-7 Class A2 1.060%, 10/25/17 (a)	817,790	816,001
Series 2008-9 Class A 2.060%, 04/25/23 (a)	23,718,987	24,383,645
Series 2009-CT Class 1A 2.350%, 04/15/39 (144A) (a)	4,821,285	4,857,840
Series 2010-C Class A1 1.892%, 12/15/17 (144A) (a)	2,241,466	2,247,840

		46,024,171

Total Asset-Backed Securities (Cost $163,296,261)		162,704,242

Domestic Bonds & Debt Securities—4.5%

Capital Markets—1.5%
Merrill Lynch & Co., Inc. Series EMTN 1.558%, 09/27/12 (EUR) (a)	3,000,000	3,971,731
Series MTN 0.710%, 06/05/12 (a)	5,300,000	5,298,908
6.050%, 08/15/12	22,200,000	22,587,656
Morgan Stanley Series GMTN 3.006%, 05/14/13 (a)	14,800,000	14,916,654
0.883%, 01/09/14 (a)	8,925,000	8,491,272

		55,266,221

Security Description	Par Amount†	Value

Commercial Banks—0.3%
HSBC Finance Corp. 0.912%, 07/19/12 (a)	3,932,000	$3,932,342
0.817%, 01/15/14 (a)	3,800,000	3,694,504
Series EMTN 1.583%, 04/05/13 (EUR) (a)	1,100,000	1,456,125
Wachovia Bank N.A. Series BNKT 0.917%, 11/03/14 (a)	1,700,000	1,657,480

		10,740,451

Computers & Peripherals—0.2%
Lexmark International, Inc. 5.900%, 06/01/13	5,000,000	5,215,965

Consumer Finance—0.5%
Ally Financial, Inc. 3.710%, 02/11/14 (a)	17,600,000	17,424,704
3.874%, 06/20/14 (a)	1,300,000	1,274,208
Ford Motor Credit Co. LLC 7.800%, 06/01/12	400,000	403,517

		19,102,429

Diversified Financial Services—0.5%
Bank of America Corp. Series EMTN 1.141%, 06/11/12 (GBP) (a)	2,300,000	3,674,438
Citigroup, Inc. 5.300%, 10/17/12	11,000,000	11,220,033
International Lease Finance Corp. 5.750%, 05/15/16	4,400,000	4,399,045

		19,293,516

Household Durables—0.3%
Black & Decker Corp. 8.950%, 04/15/14	2,000,000	2,294,570
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,875,000

		10,169,570

Insurance—0.1%
American International Group, Inc. 8.175%, 05/15/58 (a)	2,700,000	2,871,450

Media—0.2%
DISH DBS Corp. 7.000%, 10/01/13	6,200,000	6,634,000

Oil, Gas & Consumable Fuels—0.9%
EOG Resources, Inc. 1.287%, 02/03/14 (a)	14,600,000	14,718,246
Pricoa Global Funding I 0.604%, 06/26/12 (144A) (a)	17,300,000	17,271,455

		31,989,701

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Thrifts & Mortgage Finance—0.0%
Countrywide Financial Corp. Series MTN 5.800%, 06/07/12	1,400,000	$1,411,117

Total Domestic Bonds & Debt Securities (Cost $157,222,402)		162,694,420

Loan Participation—0.9%

Consumer Finance—0.4%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17 (a)	16,200,000	14,927,571

Diversified Telecommunication Services—0.0%
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18 (a)	496,250	500,515

Health Care Providers & Services—0.2%
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18 (a)	7,227,000	7,240,551

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. Term Loan 4.000%, 07/02/18 (a)	7,940,000	7,943,652

Total Loan Participation (Cost $31,745,740)		30,612,289

Convertible Preferred Stocks—0.0%

Commercial Banks—0.0%
Wells Fargo & Co. Series L, 7.500%	900	1,005,030

Total Convertible Preferred Stocks (Cost $900,000)		1,005,030

Municipals—0.0%
Tobacco Settlement Financing Corp. Series A 7.467%, 06/01/47	1,120,000	825,530

Total Municipals (Cost $1,064,853)		825,530

Short-Term Investments—39.8%

Repurchase Agreements—39.6%
Barclays Capital plc Repurchase Agreement dated 03/30/12 at 0.150% to be repurchased at $47,500,594 on 04/02/12 collateralized by $44,937,519 Government National Mortgage Association at 4.500% due 05/20/41 with a value of $48,940,553	47,500,000	47,500,000

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
Barclays Captial, Inc. Repurchase Agreement dated 03/30/12 at 0.100% to be repurchased at $312,202,602 on 04/02/12 collateralized by $39,024,000 U.S. Treasury Bond at 5.375% due 02/15/31 with a value of $53,374,969; and $203,270,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/13 with a value of $265,513,635	312,200,000	$312,200,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 03/30/12 at 0.100% to be repurchased at $528,704,406 on 04/02/12 collateralized by $358,581,000 U.S. Treasury Note at 1.250% due 10/31/15 with a value of $367,976,204; and $168,718,000 U.S. Treasury Note at 1.500% due 12/31/13 with a value of $172,843,320	528,700,000	528,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/30/12 at 0.050% to be repurchased at $100,000,417 on 04/02/12 collateralized by $90,673,000 U.S. Treasury Bond at 3.875% due 08/15/40 with a value of $102,431,843	100,000,000	100,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $1,440,001 on 04/02/12, collateralized by $310,000 Federal Home Loan Bank at 0.200% due 09/14/12 with a value of $310,000; and $1,100,000 U.S. Treasury Notes at 2.375% due 02/28/15 with a value of $1,163,127	1,440,000	1,440,000
JPMorgan Securities, Inc. Repurchase Agreement dated 03/30/12 at 0.150% to be repurchased at $85,001,063 on 04/02/12 collateralized by $86,405,000 Federal National Mortgage Association at 0.950% due 10/27/14 with a value of $86,799,655	85,000,000	85,000,000
JPMorgan Securities, Inc. Repurchase Agreement dated 03/30/12 at 0.100% to be repurchased at $160,201,335 on 04/02/12 collateralized by $145,471,100 U.S. Treasury Note at 3.250% due 03/31/17 with a value of $163,732,989	160,200,000	160,200,000

MIST-244

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co., Inc. Repurchase Agreement dated 03/30/12 at 0.120% to be repurchased at $33,000,330 on 04/02/12 collateralized by $33,792,000 U.S. Treasury Note at 2.000% due 11/15/21 with a value of $33,743,552.	33,000,000	$33,000,000
UBS Securities, Inc. Repurchase Agreement dated 03/30/12 at 0.110% to be repurchased at $150,001,375 on 04/02/12 collateralized by $145,023,700 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $153,110,840.	150,000,000	150,000,000

		1,418,040,000

U.S. Treasury—0.2%
U.S. Treasury Bills 0.044%, 04/12/12 (c) (d)	300,000	299,996
0.037%, 06/07/12 (c) (d)	595,000	594,959
0.145%, 09/20/12 (c) (d)	13,000	12,991
0.144%, 02/07/13 (d)	2,580,000	2,576,790
0.115%, 08/09/12 (d)	1,490,000	1,489,369
0.113%, 08/30/12 (d)	2,290,000	2,288,919

		7,263,024

Total Short-Term Investments (Cost $1,425,303,024)		1,425,303,024

Total Investments—165.2% (Cost $5,880,858,965#)		5,920,543,420
Other assets and liabilities (net)—(65.2)%		(2,337,182,812)

Net Assets—100.0%		$3,583,360,608

†	Par amount stated in U.S. dollars unless noted.
††	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $1,912,223.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $5,880,858,965. The aggregate unrealized appreciation and depreciation of investments were $78,232,213 and $(38,547,758), respectively, resulting in net unrealized appreciation of $39,684,455 for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2012, the market value of securities pledged was $248,289.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2012, the market value of securities pledged was $4,237,162.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $591,061,303, which is 16.5% of net assets.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GMTN)—	Global Medium-Term Note
(JPY)—	Japanese Yen
(MTN)—	Medium-Term Note
(TBA)—	To Be Announced

Forward Sales Commitments

Securities Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank N.A.	5.500%	TBA	$(5,428,906)	$(5,439,845)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/2013	1,199	$296,190,708	$297,411,950	$1,221,242
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	3/16/2015	726	178,680,932	178,759,350	78,418
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	6/15/2015	260	63,853,093	63,895,000	41,907

Net Unrealized Appreciation						$1,341,567

MIST-245

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/23/2012	Barclays Bank plc	8,606,000	AUD	$8,894,362	$8,878,434	$15,928
4/23/2012	Barclays Bank plc	10,801,000	AUD	11,162,910	11,414,130	(251,220)
4/23/2012	Citibank N.A.	1,353,000	AUD	1,398,335	1,417,539	(19,204)
4/23/2012	JPMorgan Chase Bank N.A.	128,000	AUD	132,289	133,738	(1,449)
4/23/2012	JPMorgan Chase Bank N.A.	147,000	AUD	151,926	155,023	(3,097)
4/3/2012	Morgan Stanley & Co., Inc.	3,383,680	BRL	1,853,614	1,961,553	(107,939)
6/1/2012	Barclays Bank plc	29,421,600	CNY	4,667,194	4,600,000	67,194
6/1/2012	Barclays Bank plc	43,219,513	CNY	6,855,978	6,781,127	74,851
2/1/2013	Barclays Bank plc	37,170,584	CNY	5,892,143	5,895,414	(3,271)
5/17/2012	BNP Paribas S.A.	162,000	EUR	216,104	213,687	2,417
5/17/2012	Barclays Bank plc	454,000	EUR	605,624	601,192	4,432
5/17/2012	Barclays Bank plc	3,276,000	EUR	4,370,101	4,346,495	23,606
5/17/2012	Barclays Bank plc	8,622,000	EUR	11,501,529	11,301,743	199,786
5/17/2012	JPMorgan Chase Bank N.A.	76,000	EUR	101,382	101,413	(31)
5/17/2012	JPMorgan Chase Bank N.A.	170,000	EUR	226,776	226,825	(49)
5/17/2012	Morgan Stanley & Co., Inc.	5,384,000	EUR	7,182,119	7,158,135	23,984
5/17/2012	UBS AG	2,173,000	EUR	2,898,727	2,880,105	18,622
5/17/2012	UBS AG	23,626,000	EUR	31,516,485	31,466,784	49,701
6/12/2012	Citibank N.A.	102,000	GBP	163,073	161,231	1,842
6/12/2012	Citibank N.A.	491,000	GBP	784,988	769,103	15,885
7/12/2012	JPMorgan Chase Bank N.A.	1,423,217,100	INR	27,377,052	30,619,989	(3,242,937)
7/12/2012	UBS AG	617,500	KRW	541	548	(7)
6/15/2012	Barclays Bank plc	439,740	MXN	34,137	33,930	207
4/23/2012	Citibank N.A.	3,095,462	MYR	1,008,973	1,000,149	8,824
4/23/2012	JPMorgan Chase Bank N.A.	29,334,478	MYR	9,561,641	9,671,770	(110,129)
6/8/2012	Citibank N.A.	3,890	PHP	90	90	—
5/15/2012	UBS AG	200	SGD	159	158	1

Net Unrealized Depreciation						$(3,232,053)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/23/2012	Barclays Bank plc	127,633,000	AUD	$131,909,609	$136,148,037	$4,238,428
4/23/2012	Citibank N.A.	4,000	AUD	4,134	4,139	5
4/3/2012	JPMorgan Chase Bank N.A.	3,383,680	BRL	1,853,614	1,945,987	92,373
6/4/2012	Morgan Stanley & Co., Inc.	3,383,680	BRL	1,829,758	1,936,519	106,761
6/21/2012	Barclays Bank plc	8,159,000	CAD	8,166,294	8,236,880	70,586
6/1/2012	Barclays Bank plc	75,831,105	CNY	12,029,205	12,030,000	795
6/1/2012	Barclays Bank plc	9,857,640	CNY	1,563,733	1,560,000	(3,733)
6/1/2012	Credit Suisse International	23,960,994	CNY	3,800,969	3,788,000	(12,969)
5/17/2012	Barclays Bank plc	158,863,000	EUR	211,919,214	210,370,356	(1,548,858)
5/17/2012	Barclays Bank plc	74,000	EUR	98,714	96,918	(1,796)
5/17/2012	JPMorgan Chase Bank N.A.	39,000	EUR	52,025	51,293	(732)
5/17/2012	JPMorgan Chase Bank N.A.	31,000	EUR	41,353	40,522	(831)
6/12/2012	UBS AG	16,666,000	GBP	26,644,839	26,265,916	(378,923)
7/2/2012	UBS AG	497,700	IDR	54	53	(1)
7/12/2012	Barclays Bank plc	204,000,000	INR	3,924,152	4,000,000	75,848
7/12/2012	Barclays Bank plc	195,741,000	INR	3,765,280	3,900,000	134,720
7/12/2012	Barclays Bank plc	170,976,000	INR	3,288,900	3,120,000	(168,900)
7/12/2012	Barclays Bank plc	121,141,000	INR	2,330,272	2,300,000	(30,272)
7/12/2012	Barclays Bank plc	111,678,000	INR	2,148,242	2,100,000	(48,242)
7/12/2012	Deutsche Bank AG	97,171,409	INR	1,869,192	1,754,630	(114,562)
7/12/2012	Goldman Sachs & Co.	109,866,900	INR	2,113,403	1,970,000	(143,403)

MIST-246

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PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/12/2012	JPMorgan Chase Bank N.A.	112,486,000	INR	$2,163,784	$2,200,000	$36,216
7/12/2012	JPMorgan Chase Bank N.A.	112,354,000	INR	2,161,245	2,200,000	38,755
7/12/2012	JPMorgan Chase Bank N.A.	101,656,500	INR	1,955,468	1,830,000	(125,468)
7/12/2012	JPMorgan Chase Bank N.A.	66,066,000	INR	1,270,848	1,293,383	22,535
7/12/2012	JPMorgan Chase Bank N.A.	20,080,000	INR	386,260	400,000	13,740
4/27/2012	Barclays Bank plc	2,021,870,870	JPY	24,432,405	26,029,041	1,596,636
4/27/2012	Citibank N.A.	2,695,827,826	JPY	32,576,539	34,701,145	2,124,606
4/27/2012	Deutsche Bank AG	2,695,827,826	JPY	32,576,539	34,700,698	2,124,159
4/27/2012	JPMorgan Chase Bank N.A.	1,347,913,913	JPY	16,288,270	17,352,136	1,063,866
4/27/2012	UBS AG	2,048,559,565	JPY	24,754,913	26,369,570	1,614,657
5/14/2012	UBS AG	790,000,000	JPY	9,547,816	10,278,161	730,345
6/7/2012	Barclays Bank plc	292,233,000	JPY	3,532,683	3,556,409	23,726
4/23/2012	Barclays Bank plc	6,124,909	MYR	1,996,428	1,912,540	(83,888)
4/23/2012	Barclays Bank plc	3,561,868	MYR	1,160,999	1,115,000	(45,999)
4/23/2012	Deutsche Bank AG	10,725,025	MYR	3,495,847	3,350,000	(145,847)
4/23/2012	Deutsche Bank AG	3,561,868	MYR	1,160,999	1,115,000	(45,999)
4/23/2012	JPMorgan Chase Bank N.A.	3,273,180	MYR	1,066,902	1,020,000	(46,902)
4/23/2012	JPMorgan Chase Bank N.A.	3,269,100	MYR	1,065,572	1,020,000	(45,572)
4/23/2012	JPMorgan Chase Bank N.A.	1,914,000	MYR	623,873	600,000	(23,873)

Net Unrealized Appreciation						$11,091,987

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

Options Written

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	$(5,100,000)	$(38,250)	$(13,145)	$25,105
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	(13,900,000)	(119,540)	(21,821)	97,719
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	(49,000,000)	(436,720)	(81,130)	355,590
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	(4,700,000)	(60,630)	(8,395)	52,235

Total						$(655,140)	$(124,491)	$530,649

CPURNSA—	Consumer Price All Urban Non-Seasonally Adjusted

MIST-247

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Swap Agreements

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	0.792%	10/11/2012	$(17,200,000)	$—	$(8,972)	$(8,972)
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	(17,700,000)	—	(9,232)	(9,232)
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	(37,100,000)	—	(37,126)	(37,126)
Call - OTC - 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	(17,200,000)	—	(49,448)	(49,448)
Call - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	(17,700,000)	—	(50,886)	(50,886)
Put - OTC - 1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.000%	11/14/2012	(42,500,000)	—	(74,388)	(74,388)
Call - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	(42,500,000)	—	(220,120)	(220,120)
Call - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.563%	10/11/2012	(37,100,000)	—	(289,016)	(289,016)
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	(27,900,000)	(329,220)	(376,572)	(47,352)
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	(27,900,000)	(524,520)	(436,376)	88,144
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	(54,300,000)	(464,865)	(530,278)	(65,413)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	(54,300,000)	(735,300)	(539,997)	195,303
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	(83,500,000)	(988,250)	(1,127,016)	(138,766)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	(83,500,000)	(1,625,125)	(1,305,998)	319,127

Totals							$(4,667,280)	$(5,055,425)	$(388,145)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ Depreciation
Pay	BRL CDI	9.970%	01/02/2014	Barclays Bank plc	BRL	46,200,000	$146,500	$—	$146,500
Pay	BRL CDI	10.580%	01/02/2014	Morgan Stanley Capital Services, Inc.	BRL	189,100,000	1,456,840	849,589	607,251
Pay	BRL CDI	10.380%	01/02/2014	UBS AG	BRL	78,900,000	525,582	462,139	63,443
Pay	BRL CDI	10.770%	01/02/2014	UBS AG	BRL	25,500,000	244,871	83,635	161,236
Pay	EUR FRCPXTOB	1.850%	10/15/2016	BNP Paribas S.A.	EUR	8,400,000	(172,340)	(41,823)	(130,517)
Pay	EUR FRCPXTOB	1.850%	10/15/2016	Barclays Bank plc	EUR	6,100,000	(125,152)	(54,625)	(70,527)
Pay	USD CPURNSA	1.500%	11/02/2012	BNP Paribas S.A.	USD	4,100,000	(18,604)	(2,132)	(16,472)
Pay	USD CPURNSA	1.500%	11/02/2012	Barclays Bank plc	USD	3,900,000	(17,697)	(2,613)	(15,084)
Pay	ZCS BRL CDI	9.980%	01/02/2014	Goldman Sachs Bank USA	BRL	7,000,000	24,383	10,501	13,882

Totals							$2,064,383	$1,304,671	$759,712

MIST-248

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset Swap

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
United States Treasury Inflation Indexed Bonds	3-Month USD-LIBOR	Cash Flow from Underlying Asset	7/15/2012	BNP Paribas S.A.	$5,840,526	$3,502	$—	$3,502

Centrally Cleared Swap
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	USD	(1,800,000)	$100,164

Totals						$100,164

Credit Default Swaps on corporate and sovereign issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized (Depreciation)
Black and Decker Corp. (The) 8.950%, due 4/15/2014	(2.200%)	06/20/2014	Citibank N.A.	0.150%	$2,000,000	$(91,331)	$—	$(91,331)
D.R. Horton, Inc. 5.375%, due 6/15/2012	(1.000%)	03/20/2015	JPMorgan Chase Bank N.A.	1.240%	7,500,000	52,928	403,143	(350,215)
Echostar DBS Corp. 6.625%, due 10/1/2014	(3.650%)	12/20/2013	Citibank N.A.	1.160%	6,200,000	(264,900)	—	(264,900)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/2014	Goldman Sachs & Co.	2.860%	7,000,000	(24,844)	405,885	(430,729)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/2014	JPMorgan Chase Bank N.A.	2.860%	16,400,000	(43,873)	768,895	(812,768)
Lexmark International, Inc. 5.900%, due 6/1/2013	(1.170%)	06/20/2013	JPMorgan Chase Bank N.A.	0.840%	5,000,000	(20,271)	—	(20,271)

Totals						$(392,291)	$1,577,923	$(1,970,214)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	06/20/2016	Citibank N.A.	4.320%	$1,500,000	$36,620	$(93,750)	$130,370
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	06/20/2016	Deutsche Bank AG	4.320%	1,200,000	29,296	(63,000)	92,296
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	JPMorgan Chase Bank N.A.	0.880%	2,500,000	9,814	(28,452)	38,266

MIST-249

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 3/6/2030	0.000%	06/20/2020	Deutsche Bank AG	1.460%	$7,200,000	$(245,732)	$(238,660)	$(7,072)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Deutsche Bank AG	0.740%	1,100,000	10,593	22,879	(12,286)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.740%	5,500,000	52,964	113,527	(60,563)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.740%	4,400,000	42,371	92,772	(50,401)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.740%	2,300,000	22,148	51,101	(28,953)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	JPMorgan Chase Bank N.A.	0.740%	4,500,000	43,334	92,584	(49,250)
Government of Japan 2.000% due 3/21/2022	1.000%	06/20/2016	Citibank N.A.	0.820%	9,500,000	70,935	(4,643)	75,578
Petrobras International Bond 8.375%, due 12/10/2018	1.000%	09/20/2012	Deutsche Bank AG	0.550%	700,000	1,520	(8,684)	10,204
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Citibank N.A.	0.290%	1,500,000	34,268	12,189	22,079
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Deutsche Bank AG	0.290%	5,100,000	116,510	43,720	72,790
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Deutsche Bank AG	0.290%	1,800,000	41,121	8,559	32,562
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Credit Suisse Group AG	0.390%	2,100,000	47,355	49,257	(1,902)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Deutsche Bank AG	0.390%	2,700,000	60,885	62,664	(1,779)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2016	Citibank N.A.	0.470%	2,800,000	62,324	34,749	27,575

Totals						$436,326	$146,812	$289,514

Credit Default Swaps on credit indicies—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized (Depreciation)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	2.150%	$11,200,000	$1,123,782	$1,503,075	$(379,293)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Deutsche Bank AG	2.150%	3,200,000	321,081	474,400	(153,319)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	2.150%	7,000,000	702,364	987,000	(284,636)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	UBS AG	2.150%	4,200,000	421,418	592,200	(170,782)

MIST-250

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on credit indicies—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid	Unrealized (Depreciation)
Markit CDX Emerging Markets Index, Series 15	5.000%	06/20/2016	Barclays Capital, Inc.	2.240%	$1,500,000	$163,272	$202,500	$(39,228)

Totals						$2,731,917	$3,759,175	$(1,027,258)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-251

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,222,056,881	$—	$3,222,056,881
Total Foreign Bonds & Debt Securities*	—	667,621,929	—	667,621,929
Total Mortgage-Backed Securities*	—	247,720,075	—	247,720,075
Asset-Backed Securities
Asset-Backed - Credit Card	—	24,124,295	—	24,124,295
Asset-Backed - Home Equity	—	5,522,858	—	5,522,858
Asset-Backed - Other	—	85,022,224	2,010,694	87,032,918
Asset-Backed - Student Loan	—	46,024,171	—	46,024,171
Total Asset-Backed Securities	—	160,693,548	2,010,694	162,704,242
Total Domestic Bonds & Debt Securities*	—	162,694,420	—	162,694,420
Total Loan Participation*	—	30,612,289	—	30,612,289
Total Convertible Preferred Stocks*	1,005,030	—	—	1,005,030
Total Municipals*	—	825,530	—	825,530
Short-Term Investments
U.S. Treasury	—	7,263,024	—	7,263,024
Repurchase Agreements	—	1,418,040,000	—	1,418,040,000
Total Short-Term Investments	—	1,425,303,024	—	1,425,303,024
Total Investments	$1,005,030	$5,917,527,696	$2,010,694	$5,920,543,420

Forward Sales Commitments	$—	$(5,439,845)	$—	$(5,439,845)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$14,616,037	$—	$14,616,037
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(6,756,103)	—	(6,756,103)
Total Forward Contracts	$—	$7,859,934	$—	$7,859,934

Futures Contracts**
Future Contracts (Unrealized Appreciation)	$1,341,567	$—	$—	$1,341,567
Total Futures Contracts	$1,341,567	$—	$—	$1,341,567

Written Options**
Inflation Floor	$—	$(124,491)	$—	$(124,491)
Interest Rate Swaps	—	(5,055,425)	—	(5,055,425)
Total Written Options	$—	$(5,179,916)	$—	$(5,179,916)

OTC Swap Contracts**
OTC Swap contracts at value (Assets)	$—	$5,865,079	$—	$5,865,079
OTC Swap contracts at value (Liabilities)	—	(1,024,744)	3,502	(1,021,242)
Total OTC Swap Contracts	$—	$4,840,335	$3,502	$4,843,837

MIST-252

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts**
Centrally Cleared Swaps (Unrealized Appreciation)	$—	$100,164	$—	$100,164
Total Centrally Cleared Swap Contracts	$—	$100,164	$—	$100,164

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and centrally cleared swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options and OTC swap contracts are presented at value.

Asset Valuation Inputs

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at March 31, 2012
Domestic Bonds & Debt Securities
Diversified Financial Services	$1,538,927	$(15,862)	$10,722	$(21,720)	$—	$(1,512,067)	$0	$(21,720)
Asset-Backed Securities
Asset-Backed—Other	2,159,038	—	(3,937)	46,706	—	(191,113)	2,010,694	39,429
Asset Swaps	—	—	—	—	3,502	—	3,502	—

Total	$3,697,965	$(15,862)	$6,785	$24,986	$3,502	$(1,703,180)	$2,014,196	$17,709

MIST-253

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—82.1% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—45.7%
Fannie Mae 10 Yr. Pool 4.000%, 08/01/13	39,417	$41,487
3.500%, 09/01/13	22,612	23,558
4.000%, 09/01/13	110,495	114,580
3.500%, 10/01/13	28,208	28,568
4.000%, 12/01/13	300,308	316,829
4.000%, 03/01/14	11,467	12,141
3.500%, 06/01/14	10,490	11,013
4.000%, 06/01/14	245,603	260,476
3.500%, 07/01/14	21,251	22,310
4.000%, 07/01/14	5,909	6,267
4.000%, 09/01/15	4,161	4,412
4.500%, 04/01/17	273,678	293,202
4.500%, 06/01/17	217,971	233,521
4.500%, 03/01/18	297,353	318,566
5.500%, 09/01/18	558,472	608,870
5.500%, 10/01/18	264,484	288,352
4.500%, 11/01/18	100,193	107,340
4.500%, 12/01/18	51,198	54,851
Fannie Mae 15 Yr. Pool 6.500%, 12/01/13	825	833
6.500%, 04/01/16	38,391	42,316
6.500%, 07/01/16	60,463	66,645
6.500%, 08/01/16	3,964	4,370
6.000%, 09/01/16	10,724	11,602
6.500%, 09/01/16	23,230	25,605
6.500%, 10/01/16	49,844	54,941
6.500%, 02/01/17	31,108	34,288
6.000%, 03/01/17	10,889	11,794
6.000%, 04/01/17	24,555	26,224
6.000%, 06/01/17	11,873	12,860
6.000%, 07/01/17	57,602	62,623
6.500%, 07/01/17	30,856	34,117
6.500%, 10/01/17	13,503	14,930
5.500%, 12/01/17	12,221	13,438
5.500%, 01/01/18	315,300	343,969
5.500%, 02/01/18	2,904,156	3,169,107
4.500%, 06/01/18	152,272	163,785
4.500%, 08/01/18	20,630	22,603
5.500%, 11/01/18	10,509	11,468
4.500%, 06/01/20	67,794	72,623
5.500%, 09/01/20	49,916	54,564
5.500%, 12/01/20	9,793	10,686
4.000%, 03/01/22	219,114	234,208
5.500%, 03/01/22	805,749	878,328
5.500%, 04/01/22	514,566	565,508
5.500%, 07/01/22	525,219	573,463
5.500%, 09/01/22	230,713	251,495
5.500%, 10/01/22	1,941,098	2,115,945
5.500%, 11/01/22	527,677	575,208
5.500%, 12/01/22	450,938	491,557
4.500%, 01/01/23	1,319,067	1,413,849
4.500%, 02/01/23	1,073,587	1,150,730
5.500%, 02/01/23	684,786	746,469
4.500%, 03/01/23	613,625	657,718
5.500%, 03/01/23	91,442	99,679
4.500%, 04/01/23	1,687,568	1,808,831
4.500%, 05/01/23	2,033,121	2,179,214

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 06/01/23	2,455,489	$2,631,931
4.500%, 07/01/23	1,263,598	1,354,395
5.500%, 07/01/23	42,799	46,654
5.500%, 08/01/23	280,235	305,477
5.500%, 10/01/23	444,195	484,206
5.500%, 11/01/23	46,172	50,193
5.500%, 12/01/23	200,416	218,574
4.500%, 01/01/24	52,764	56,523
5.500%, 01/01/24	57,749	62,951
4.500%, 03/01/24	1,514,375	1,622,245
4.000%, 04/01/24	191,720	203,309
4.500%, 04/01/24	1,801,506	1,930,795
4.500%, 05/01/24	4,103,845	4,398,731
4.000%, 07/01/24	86,446	91,672
4.500%, 08/01/24	10,687	11,448
5.500%, 09/01/24	240,197	261,959
4.500%, 10/01/24	1,475,107	1,580,181
4.000%, 11/01/24	314,417	333,423
4.500%, 11/01/24	342,671	367,403
5.500%, 01/01/25	4,116,890	4,487,725
4.500%, 02/01/25	1,587,656	1,700,745
4.500%, 03/01/25	2,187,564	2,343,387
4.500%, 04/01/25	731,831	783,960
4.500%, 05/01/25	2,881,301	3,086,539
4.500%, 06/01/25	328,359	351,749
3.500%, 09/01/25	112,617	118,264
4.000%, 09/01/25	200,543	212,666
4.500%, 09/01/25	399,715	428,187
3.500%, 10/01/25	173,612	182,315
3.500%, 11/01/25	190,431	199,978
4.500%, 11/01/25	335,120	358,991
3.500%, 01/01/26	97,914	102,823
4.500%, 03/01/26	2,793,418	2,994,142
3.500%, 04/01/26	121,382	127,467
4.500%, 04/01/26	55,841	60,028
4.000%, 06/01/26	129,923	138,061
3.500%, 08/01/26	232,386	244,037
3.500%, 09/01/26	324,219	340,473
3.500%, 11/01/26	599,471	629,524
3.500%, 12/01/26	6,517,691	6,844,440
3.500%, 01/01/27	458,406	481,388
5.500%, TBA (a)	2,500,000	2,723,047
3.000%, TBA (a)	179,000,000	185,162,959
3.500%, TBA (a)	58,000,000	60,845,625
4.000%, TBA (a)	4,000,000	4,239,375
4.500%, TBA (a)	25,000,000	26,765,625
Fannie Mae 20 Yr. Pool 6.000%, 08/01/18	12,561	13,848
6.000%, 12/01/18	15,544	17,137
5.500%, 02/01/19	64,177	69,985
6.000%, 02/01/19	27,603	30,431
6.000%, 01/01/22	578,457	638,134
6.000%, 06/01/22	2,063,342	2,274,783
5.500%, 09/01/22	17,166	18,870
6.000%, 09/01/22	530,455	584,813
5.500%, 10/01/22	130,549	142,364
6.000%, 10/01/22	338,378	373,053
6.000%, 01/01/23	624,982	689,026

MIST-254

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 06/01/23	845,698	$930,698
5.500%, 03/01/25	1,773,392	1,950,525
5.500%, 10/01/25	17,580	19,325
5.500%, 11/01/26	73,498	80,288
6.000%, 12/01/26	64,396	71,116
5.500%, 01/01/27	281,837	308,755
5.500%, 06/01/27	51,109	55,990
5.500%, 08/01/27	557,708	609,231
5.500%, 11/01/27	203,182	221,953
6.000%, 11/01/27	48,404	53,440
5.500%, 12/01/27	1,120,753	1,224,292
5.500%, 03/01/28	244,263	266,600
5.500%, 04/01/28	709,950	774,872
5.500%, 05/01/28	323,372	352,944
5.500%, 06/01/28	96,964	105,831
5.500%, 07/01/28	53,813	58,735
5.500%, 09/01/28	822,605	897,829
6.000%, 09/01/28	270,168	298,106
5.500%, 10/01/28	138,771	151,461
6.000%, 10/01/28	227,729	251,279
5.500%, 12/01/28	59,612	65,063
5.500%, 01/01/29	756,403	825,573
4.500%, 05/01/29	1,278,730	1,362,814
5.500%, 07/01/29	385,892	420,818
5.500%, 10/01/29	955,999	1,042,526
5.500%, 04/01/30	917,459	1,000,497
4.000%, 09/01/30	465,164	493,768
Fannie Mae 30 Yr. Pool 8.000%, 11/01/13	658	670
8.000%, 10/01/25	3,088	3,685
6.000%, 12/01/28	136,373	152,292
6.000%, 01/01/29	78,838	88,087
6.000%, 02/01/29	449,920	502,704
6.000%, 06/01/29	19,370	21,642
5.000%, 09/01/30	182,806	198,446
7.500%, 09/01/30	1,702	2,041
5.000%, 03/01/32	4,520	4,931
6.000%, 07/01/32	465,074	519,636
5.000%, 09/01/32	15,810	17,121
5.000%, 10/01/32	33,990	36,808
5.000%, 11/01/32	6,459	6,994
6.000%, 11/01/32	184,848	206,534
6.000%, 01/01/33	77,450	85,738
6.000%, 02/01/33	78,834	88,083
5.000%, 03/01/33	19,794	21,436
6.000%, 03/01/33	79,797	89,160
5.000%, 04/01/33	14,184,777	15,360,669
6.000%, 04/01/33	54,811	61,242
5.000%, 05/01/33	79,248,122	85,817,645
6.000%, 05/01/33	82,173	91,813
5.000%, 06/01/33	10,253,053	11,103,013
5.500%, 06/01/33	378,522	416,035
5.000%, 07/01/33	21,527,825	23,320,804
6.000%, 07/01/33	83,819	93,653
5.000%, 08/01/33	11,938	13,108
6.000%, 08/01/33	188,292	210,382
4.500%, 09/01/33	2,312,469	2,465,716
5.000%, 09/01/33	16,152	17,659

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.000%, 10/01/33	89,477	$98,251
5.000%, 11/01/33	2,641	2,900
4.500%, 01/01/34	2,923,848	3,117,612
5.000%, 01/01/34	449,142	493,183
6.000%, 01/01/34	9,320	10,413
5.000%, 03/01/34	5,727,502	6,202,301
5.000%, 04/01/34	668,103	733,614
5.500%, 05/01/34	167,976	184,334
5.000%, 06/01/34	17,672	19,336
5.500%, 06/01/34	158,047	173,438
5.500%, 07/01/34	125,369	137,793
5.500%, 09/01/34	26,774	29,382
6.000%, 09/01/34	134,207	149,952
5.000%, 10/01/34	6,856	7,421
5.000%, 11/01/34	4,826	5,224
5.500%, 11/01/34	1,242,584	1,363,592
6.000%, 11/01/34	38,359	42,673
4.500%, 12/01/34	40,949	43,630
5.000%, 12/01/34	20,182	21,846
5.500%, 12/01/34	30,773	33,770
4.500%, 01/01/35	1,617,778	1,724,950
5.000%, 01/01/35	514,916	565,096
5.500%, 01/01/35	2,016,605	2,212,391
5.000%, 02/01/35	9,013	9,756
5.000%, 03/01/35	34,663,382	37,520,663
5.000%, 04/01/35	35,102,501	37,995,929
5.000%, 05/01/35	17,945	19,414
6.000%, 05/01/35	182,756	202,370
5.000%, 06/01/35	20,101,729	21,758,700
5.000%, 07/01/35	73,138,861	79,192,626
6.000%, 07/01/35	334,489	371,142
4.500%, 08/01/35	2,960,795	3,153,769
5.000%, 08/01/35	15,740	17,023
4.500%, 09/01/35	1,573,885	1,676,465
5.000%, 09/01/35	46,256	50,026
6.000%, 09/01/35	64,249	71,144
5.000%, 10/01/35	1,162,175	1,256,882
5.000%, 11/01/35	146,098	158,003
5.500%, 12/01/35	137,679	151,323
6.000%, 12/01/35	334,708	371,899
5.000%, 02/01/36	7,074,725	7,651,258
6.000%, 03/01/36	477,069	527,075
6.000%, 04/01/36	31,602	35,023
6.000%, 05/01/36	1,742,858	1,927,211
6.000%, 06/01/36	1,187,112	1,311,542
5.000%, 07/01/36	131,887	142,758
5.500%, 07/01/36	6,533,771	7,170,056
6.000%, 07/01/36	838,421	926,304
5.000%, 08/01/36	2,831,416	3,062,153
6.000%, 08/01/36	18,431,687	20,364,090
5.500%, 09/01/36	764,667	840,448
6.000%, 09/01/36	7,035,851	7,773,339
6.000%, 10/01/36	21,496,335	23,750,392
5.500%, 11/01/36	55,532	60,654
6.000%, 11/01/36	3,507,426	3,876,517
4.500%, 12/01/36	1,992,545	2,121,790
5.500%, 12/01/36	141,360	154,397
6.000%, 12/01/36	19,268,928	21,288,914

MIST-255

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 01/01/37	14,125,105	$15,041,315
5.500%, 01/01/37	699,320	763,277
6.000%, 01/01/37	751,231	830,031
5.000%, 02/01/37	21,095,865	22,815,138
5.500%, 02/01/37	432,057	471,302
6.000%, 02/01/37	6,054,725	6,686,314
5.500%, 03/01/37	319,114	348,545
6.000%, 03/01/37	2,647,328	2,922,579
6.000%, 04/01/37	9,619,114	10,612,704
5.500%, 05/01/37	285,846	311,762
6.000%, 05/01/37	6,148,448	6,787,897
5.500%, 06/01/37	1,134,474	1,237,331
6.000%, 06/01/37	10,096,272	11,137,771
5.500%, 07/01/37	3,128,528	3,412,975
6.000%, 07/01/37	61,629,007	67,973,608
4.500%, 08/01/37	1,866,918	1,988,597
5.500%, 08/01/37	382,142	416,790
6.000%, 08/01/37	35,076,568	38,689,835
5.500%, 09/01/37	227,860	248,519
6.000%, 09/01/37	26,758,885	29,514,331
6.000%, 10/01/37	4,593,240	5,066,086
6.000%, 11/01/37	568,855	627,415
4.500%, 12/01/37	57,960,608	61,756,388
5.500%, 12/01/37	110,590	120,387
6.000%, 12/01/37	469,743	518,100
5.500%, 01/01/38	412,564	449,969
6.000%, 01/01/38	4,198,321	4,630,511
4.500%, 02/01/38	152,444	162,285
5.500%, 02/01/38	7,387,289	8,058,021
6.000%, 02/01/38	10,743,427	11,849,723
4.500%, 03/01/38	297,957	317,097
5.500%, 03/01/38	8,930,702	9,815,759
6.000%, 03/01/38	340,277	375,306
4.500%, 04/01/38	312,487	332,561
5.500%, 04/01/38	369,036	402,494
6.000%, 04/01/38	59,870	66,033
5.500%, 05/01/38	4,575,598	4,990,446
6.000%, 05/01/38	16,848,639	18,636,584
4.500%, 06/01/38	68,071,276	72,529,193
5.500%, 06/01/38	2,350,109	2,567,959
6.000%, 06/01/38	308,847	340,641
5.500%, 07/01/38	446,902	487,421
6.000%, 07/01/38	6,780,479	7,478,485
5.500%, 08/01/38	214,600	234,056
6.000%, 08/01/38	2,588,189	2,854,704
6.000%, 09/01/38	9,012,700	9,940,398
5.500%, 10/01/38	32,481	35,425
6.000%, 10/01/38	5,658,683	6,242,092
5.500%, 11/01/38	64,680	70,544
6.000%, 11/01/38	2,802,770	3,092,325
6.000%, 12/01/38	3,168,648	3,501,380
4.000%, 01/01/39	985,146	1,033,872
4.500%, 01/01/39	19,592,688	20,851,302
5.500%, 01/01/39	967,113	1,054,797
6.000%, 01/01/39	1,738,738	1,921,435
4.000%, 02/01/39	191,220	200,678
4.500%, 02/01/39	2,385,594	2,538,841
4.500%, 03/01/39	8,498,005	9,043,907

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.000%, 04/01/39	7,000,002	$7,346,227
4.500%, 04/01/39	1,052,728	1,120,589
5.500%, 04/01/39	127,840	139,431
6.000%, 04/01/39	1,130,872	1,246,983
4.000%, 05/01/39	3,687,369	3,897,174
4.500%, 05/01/39	1,157,070	1,234,471
5.500%, 05/01/39	37,979	41,423
4.500%, 06/01/39	194,135	206,606
6.000%, 06/01/39	344,972	380,377
4.500%, 07/01/39	337,151	358,810
6.000%, 07/01/39	12,103	13,349
4.000%, 08/01/39	9,000,006	9,445,152
4.500%, 08/01/39	1,651,639	1,757,739
5.500%, 08/01/39	755,062	823,520
6.000%, 08/01/39	177,669	195,959
4.000%, 09/01/39	85,868	90,115
4.500%, 09/01/39	3,909,259	4,160,385
5.500%, 09/01/39	1,550,610	1,706,848
6.000%, 10/01/39	18,731,424	20,659,704
4.000%, 11/01/39	1,859,073	1,951,024
4.500%, 11/01/39	19,625,392	20,886,106
5.500%, 11/01/39	570,930	622,694
4.000%, 12/01/39	7,359,525	7,728,141
4.500%, 12/01/39	1,545,095	1,644,350
4.500%, 01/01/40	41,194	43,840
4.500%, 02/01/40	6,665,955	7,097,097
4.500%, 03/01/40	4,319,239	4,602,101
4.500%, 04/01/40	96,017	102,305
4.500%, 05/01/40	832,998	887,550
6.000%, 05/01/40	20,715	22,996
4.500%, 06/01/40	4,863,627	5,182,215
5.500%, 06/01/40	535,081	583,594
4.000%, 07/01/40	13,629,909	14,311,599
4.500%, 07/01/40	3,690,117	3,931,779
4.000%, 08/01/40	3,688,858	3,871,312
4.500%, 08/01/40	56,255,058	59,888,412
4.000%, 09/01/40	32,939,958	34,569,473
4.500%, 09/01/40	113,527,028	120,961,795
4.000%, 10/01/40	2,563,623	2,692,102
4.500%, 10/01/40	43,501,018	46,349,854
4.000%, 11/01/40	413,229	433,667
4.500%, 11/01/40	6,841,258	7,289,285
4.000%, 12/01/40	10,071,275	10,573,353
4.500%, 12/01/40	4,273,484	4,553,349
5.500%, 12/01/40	433,421	472,717
3.500%, 01/01/41	479,313	492,875
4.000%, 01/01/41	10,521,966	11,047,224
4.500%, 01/01/41	1,055,770	1,124,912
4.000%, 02/01/41	20,014,421	21,009,707
4.500%, 02/01/41	5,563,183	5,933,064
3.500%, 03/01/41	6,648,724	6,836,858
4.000%, 03/01/41	34,411,430	36,132,851
4.500%, 03/01/41	9,564,033	10,205,998
4.000%, 04/01/41	26,722,218	28,049,447
4.500%, 04/01/41	23,869,140	25,477,009
3.500%, 05/01/41	488,666	502,494
4.000%, 05/01/41	1,736,108	1,822,790
4.500%, 05/01/41	47,141,798	50,249,002

MIST-256

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
3.500%, 06/01/41	374,266	$384,856
4.000%, 06/01/41	9,805,039	10,294,599
4.500%, 06/01/41	33,152,700	35,386,001
4.000%, 07/01/41	7,988,835	8,387,713
4.500%, 07/01/41	44,060,390	47,028,665
5.500%, 07/01/41	2,998,018	3,269,834
4.000%, 08/01/41	29,813,528	31,302,102
4.500%, 08/01/41	421,306	449,687
4.000%, 09/01/41	17,215,265	18,074,814
4.500%, 09/01/41	48,849	52,048
5.500%, 09/01/41	1,023,506	1,116,302
4.000%, 10/01/41	6,351,632	6,668,764
4.500%, 10/01/41	757,361	808,380
4.000%, 11/01/41	21,622,481	22,702,081
4.500%, 11/01/41	16,983,893	18,127,995
4.000%, 12/01/41	26,613,557	27,942,357
4.000%, 01/01/42	144,858	152,091
4.000%, 02/01/42	747,537	784,861
3.500%, TBA (a)	247,000,000	252,989,062
4.000%, TBA (a)	924,000,000	969,016,562
4.500%, TBA (a)	442,000,000	470,200,413
5.500%, TBA (a)	225,000,000	245,145,357
6.000%, TBA (a)	15,000,000	16,517,192
Fannie Mae ARM Pool 2.220%, 10/01/28 (b)	213,334	223,810
2.133%, 02/01/31 (b)	271,418	274,406
2.378%, 09/01/31 (b)	114,461	121,277
2.386%, 07/01/32 (b)	43,518	43,947
2.585%, 09/01/32 (b)	321,523	341,988
2.632%, 11/01/32 (b)	240,423	256,775
2.486%, 03/01/33 (b)	8,042	8,548
1.978%, 06/01/33 (b)	99,282	103,993
2.420%, 07/01/33 (b)	79,765	84,264
2.471%, 04/01/34 (b)	25,893	27,401
2.410%, 05/01/34 (b)	1,595,618	1,692,370
2.560%, 09/01/34 (b)	2,033,260	2,172,220
4.668%, 09/01/34 (b)	187,540	201,592
2.330%, 10/01/34 (b)	42,847	45,613
2.273%, 11/01/34 (b)	10,427	11,071
2.496%, 11/01/34 (b)	6,355,848	6,778,405
2.527%, 11/01/34 (b)	307,024	327,539
2.193%, 12/01/34 (b)	4,028,628	4,251,349
2.225%, 12/01/34 (b)	1,345,455	1,419,670
2.452%, 12/01/34 (b)	124,554	132,770
2.055%, 01/01/35 (b)	534,133	565,494
2.480%, 01/01/35 (b)	53,309	56,819
2.490%, 01/01/35 (b)	149,854	159,726
2.571%, 01/01/35 (b)	150,865	159,852
2.668%, 01/01/35 (b)	191,492	203,884
2.321%, 02/01/35 (b)	447,617	471,427
2.599%, 02/01/35 (b)	98,389	104,500
2.260%, 03/01/35 (b)	136,976	142,997
2.706%, 04/01/35 (b)	298,721	314,422
2.452%, 05/01/35 (b)	154,125	164,072
2.562%, 05/01/35 (b)	1,111,721	1,174,838
2.349%, 08/01/35 (b)	2,082,651	2,187,618
2.500%, 08/01/35 (b)	1,772,486	1,891,064
2.123%, 09/01/35 (b)	4,334,709	4,574,374

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
2.262%, 10/01/35 (b)	1,939,692	$2,047,311
2.111%, 11/01/35 (b)	487,424	507,656
2.315%, 11/01/35 (b)	1,507,751	1,592,939
2.443%, 11/01/35 (b)	769,749	822,572
5.359%, 01/01/36 (b)	591,501	636,692
2.332%, 08/01/36 (b)	968,876	1,026,559
4.517%, 12/01/36 (b)	747,498	787,402
1.382%, 08/01/41 (b)	673,434	679,860
1.432%, 09/01/41 (b)	1,936,032	1,973,036
1.382%, 07/01/42 (b)	636,374	640,545
1.382%, 08/01/42 (b)	584,613	588,821
1.382%, 10/01/44 (b)	984,853	991,681
Fannie Mae Pool 4.000%, 05/01/14	468,498	496,027
8.000%, 08/01/14	1,352	1,422
6.500%, 06/01/16	20,504	22,600
2.475%, 05/15/19 (c)	15,200,000	15,376,507
3.330%, 11/01/21	1,591,195	1,700,087
6.000%, 04/01/29	12,900	14,413
5.000%, 06/01/33	11,776	12,782
4.500%, 10/01/33	1,737,297	1,852,428
5.000%, 02/01/34	2,884,555	3,123,679
5.500%, 02/01/35	2,400,184	2,633,924
6.000%, 04/01/35	3,714,241	4,149,990
2.431%, 08/01/35	1,672,968	1,776,541
5.000%, 11/01/35	706,113	763,656
5.000%, 03/01/36	19,246	20,815
6.000%, 09/01/36	412,556	455,799
6.000%, 10/01/36	32,812	36,251
6.000%, 02/01/37	26,594,293	29,332,005
Fannie Mae REMICS Series 2001-46 Class F 0.642%, 09/18/31 (b)	748,875	752,509
Series 2002-21 Class FC 1.142%, 04/25/32 (b)	255,777	260,836
Series 2002-21 Class FD 1.142%, 04/25/32 (b)	30,091	30,687
Series 2006-5 Class 3A2 2.490%, 05/25/35 (b)	3,053,960	3,177,554
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	7,607	7,943
6.000%, 06/01/14	8,392	9,060
6.000%, 10/01/14	5,003	5,401
6.000%, 03/01/15	413	446
5.500%, 04/01/16	7,145	7,737
5.500%, 09/01/19	974,551	1,058,292
Freddie Mac 20 Yr. Gold Pool 6.000%, 03/01/21	156,847	173,028
5.500%, 04/01/21	38,325	41,690
6.000%, 10/01/22	1,975,524	2,179,330
5.500%, 12/01/22	3,712	4,038
6.000%, 12/01/22	128,079	141,292
6.000%, 02/01/23	87,382	96,861
5.500%, 03/01/23	743,734	809,039
6.000%, 04/01/23	104,603	115,394
5.500%, 06/01/26	15,054	16,479
5.500%, 08/01/26	7,307	7,999
5.500%, 06/01/27	290,371	311,730

MIST-257

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 12/01/27	336,085	$366,855
5.500%, 01/01/28	229,621	250,645
5.500%, 02/01/28	64,471	70,333
5.500%, 05/01/28	447,402	488,086
5.500%, 06/01/28	1,235,758	1,348,129
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/32	130,613	143,082
5.500%, 01/01/33	8,619	9,442
5.500%, 05/01/33	21,382	23,421
5.500%, 08/01/33	8,787	9,625
5.500%, 10/01/33	17,076	18,703
5.500%, 12/01/33	8,327	9,120
5.500%, 01/01/34	9,334	10,224
5.500%, 05/01/34	185,179	202,828
5.500%, 09/01/34	139,623	152,843
4.500%, 06/01/35	542,521	576,439
5.500%, 07/01/35	9,547	10,459
5.500%, 10/01/35	162,833	177,716
5.500%, 11/01/35	463,249	505,591
5.500%, 12/01/35	176,345	192,463
5.500%, 01/01/36	432,848	472,020
5.500%, 02/01/36	215,370	236,200
5.500%, 04/01/36	185,945	202,244
5.500%, 06/01/36	11,117,084	12,169,677
5.500%, 07/01/36	372,545	406,131
5.500%, 08/01/36	513,982	560,319
5.500%, 10/01/36	139,197	152,312
5.500%, 12/01/36	3,162,336	3,447,425
5.500%, 02/01/37	414,767	451,519
5.500%, 03/01/37	99,058	108,669
5.500%, 04/01/37	446,263	486,718
5.500%, 06/01/37	1,058,583	1,152,900
5.500%, 07/01/37	3,148,033	3,429,280
5.500%, 08/01/37	706,211	773,333
5.500%, 09/01/37	346,076	377,812
5.500%, 10/01/37	102,097	111,141
5.500%, 11/01/37	2,849,433	3,102,987
5.500%, 12/01/37	278,461	303,129
5.500%, 01/01/38	896,121	975,507
5.500%, 02/01/38	2,420,123	2,634,518
5.500%, 03/01/38	5,562,174	6,053,940
5.500%, 04/01/38	2,243,998	2,444,244
5.500%, 05/01/38	1,742,309	1,896,113
5.500%, 06/01/38	3,440,215	3,743,904
5.500%, 07/01/38	5,789,883	6,302,222
5.500%, 08/01/38	2,404,161	2,616,392
4.500%, 09/01/38	636,267	675,351
5.500%, 09/01/38	4,629,558	5,038,239
5.500%, 10/01/38	88,287,057	96,082,274
5.500%, 11/01/38	42,475,930	46,225,771
5.500%, 12/01/38	36,998	40,449
5.500%, 01/01/39	6,659,847	7,249,976
4.500%, 02/01/39	2,410,402	2,558,269
5.500%, 02/01/39	1,285,284	1,398,850
5.500%, 03/01/39	915,237	996,316
5.500%, 09/01/39	299,380	326,089
4.500%, 10/01/39	426,328	452,449
5.500%, 12/01/39	154,648	168,444

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 02/01/40	1,100,576	$1,197,731
5.500%, 03/01/40	65,851	71,685
4.500%, 04/01/40	3,127,947	3,319,597
5.500%, 05/01/40	27,726	30,182
4.500%, 08/01/40	242,603	257,468
5.500%, 08/01/40	833,051	906,850
4.500%, 09/01/40	29,359	31,158
4.500%, 10/01/40	465,825	494,366
4.500%, 12/01/40	57,691	61,226
5.500%, 02/01/41	254,385	276,841
4.500%, 04/01/41	41,319,325	43,850,967
4.500%, 05/01/41	11,454,707	12,156,538
4.500%, 06/01/41	385,485	409,103
4.500%, 09/01/41	1,743,658	1,850,492
4.500%, 10/01/41	346,924	368,180
4.000%, TBA (a)	35,000,000	36,602,345
4.500%, TBA (a)	4,000,000	4,236,875
Freddie Mac ARM Non-Gold Pool 2.602%, 01/01/29 (b)	1,015,209	1,081,856
2.375%, 11/01/31 (b)	52,460	55,406
2.711%, 08/01/32 (b)	221,901	237,428
2.232%, 10/01/34 (b)	131,050	139,017
2.375%, 11/01/34 (b)	254,895	268,997
2.651%, 11/01/34 (b)	73,573	78,784
2.657%, 11/01/34 (b)	126,398	135,326
2.745%, 11/01/34 (b)	92,177	98,733
2.375%, 01/01/35 (b)	585,799	616,048
2.558%, 01/01/35 (b)	133,248	142,036
2.233%, 02/01/35 (b)	133,727	140,191
2.368%, 02/01/35 (b)	259,778	274,642
2.565%, 02/01/35 (b)	74,816	79,810
2.625%, 02/01/35 (b)	157,740	168,494
2.663%, 02/01/35 (b)	110,243	117,784
2.673%, 02/01/35 (b)	140,154	149,264
2.861%, 02/01/35 (b)	131,472	140,433
5.198%, 03/01/35 (b)	1,103,282	1,185,131
2.437%, 06/01/35 (b)	3,271,714	3,473,003
2.095%, 09/01/35 (b)	533,564	563,995
2.379%, 09/01/35 (b)	1,618,761	1,711,009
Freddie Mac REMICS Series 1609 Class IA 1.875%, 11/15/23 (b)	1,096,074	1,137,319
Series 1650 Class K 6.500%, 01/15/24	72,454	82,211
Series 2495 Class UJ 3.500%, 07/15/32	124,969	129,753
Series 2820 Class FY 0.492%, 07/15/34 (b)	310,945	310,667
Freddie Mac Structured Pass-Through Securities Series T-61 Class 1A1 1.562%, 07/25/44 (b)	10,402,984	10,584,426
Series T-62 Class 1A1 1.355%, 10/25/44 (b)	2,015,088	2,015,775
Series T-63 Class 1A1 1.369%, 02/25/45 (b)	178,602	170,718
Ginnie Mae I 15 Yr. Pool 6.000%, 04/15/14	15,363	16,877

MIST-258

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/23	22,208	$25,508
7.500%, 01/15/26	17,065	20,110
2.375%, 05/20/30	52,139	54,016
Ginnie Mae I Pool 7.500%, 04/15/31	5,643,433	5,871,384
Ginnie Mae II 30 Yr. Pool 3.500%, 01/20/41	945,525	987,278
Ginnie Mae II ARM Pool 2.375%, 02/20/22 (b)	20,398	21,176
2.375%, 04/20/22 (b)	2,567	2,659
2.375%, 01/20/23 (b)	37,868	39,311
1.625%, 01/20/26 (b)	17,270	17,870
2.375%, 02/20/26 (b)	18,603	19,312
2.375%, 05/20/26 (b)	27,830	28,831
2.500%, 11/20/26 (b)	18,445	19,189
2.375%, 01/20/27 (b)	10,830	11,242
2.375%, 02/20/27 (b)	12,628	13,110
2.375%, 06/20/27 (b)	10,233	10,601
1.625%, 08/20/27 (b)	108,863	112,555
1.625%, 09/20/27 (b)	89,325	92,353
1.625%, 11/20/27 (b)	29,668	30,698
2.250%, 02/20/28 (b)	21,455	22,175
2.250%, 03/20/28 (b)	23,216	23,996
2.375%, 05/20/28 (b)	10,906	11,298
1.625%, 10/20/28 (b)	22,606	23,391
2.375%, 04/20/29 (b)	7,757	8,036
2.875%, 04/20/29 (b)	17,956	18,785
2.375%, 05/20/29 (b)	15,442	15,998
1.625%, 07/20/29 (b)	17,575	18,171
1.625%, 08/20/29 (b)	16,897	17,470
1.625%, 09/20/29 (b)	21,716	22,452
1.625%, 10/20/29 (b)	14,953	15,472
2.250%, 01/20/30 (b)	65,413	67,608
2.375%, 04/20/30 (b)	38,941	40,343
2.375%, 06/20/30 (b)	22,506	23,316
2.500%, 10/20/30 (b)	6,259	6,512
1.625%, 11/20/30 (b)	88,591	91,669
2.375%, 04/20/31 (b)	23,655	24,506
1.625%, 08/20/31 (b)	6,682	6,908
2.125%, 10/20/31 (b)	7,059	7,321
1.750%, 03/20/32 (b)	1,165	1,207
2.375%, 04/20/32 (b)	3,071	3,181
2.500%, 04/20/32 (b)	11,560	11,992
2.375%, 05/20/32 (b)	31,724	32,866
1.625%, 07/20/32 (b)	16,561	17,122
2.000%, 03/20/33 (b)	11,071	11,434
1.625%, 09/20/33 (b)	121,019	125,122

		4,578,809,851

Federal Agencies—3.4%
Federal Home Loan Mortgage Corp. 5.250%, 04/18/16	3,600,000	4,214,149
2.500%, 05/27/16	8,400,000	8,930,922
2.000%, 08/25/16	12,100,000	12,592,325
1.000%, 03/08/17	75,700,000	74,739,367
1.250%, 05/12/17	26,000,000	25,996,932
5.500%, 08/23/17	1,600,000	1,949,477

Security Description	Par Amount†	Value

Federal Agencies—(Continued)
4.875%, 06/13/18	9,100,000	$10,869,186
3.750%, 03/27/19	300,000	337,147
2.375%, 01/13/22	11,000,000	10,821,899
Federal National Mortgage Association 0.375%, 03/16/15	73,800,000	73,301,112
5.375%, 07/15/16	10,000,000	11,831,500
5.250%, 09/15/16	2,000,000	2,370,896
1.375%, 11/15/16	100,000	101,296
1.250%, 01/30/17	44,700,000	44,860,696
5.000%, 02/13/17	1,800,000	2,120,771
1.125%, 04/27/17	51,900,000	51,640,552
5.000%, 05/11/17	4,200,000	4,972,859
5.375%, 06/12/17	3,200,000	3,857,603
Government National Mortgage Association Series 2000-9 Class FH 0.742%, 02/16/30 (b)	24,895	25,060
Series 2002-31 Class F 0.542%, 01/16/31 (b)	62,199	62,424

		345,596,173

U.S. Treasury—33.0%
U.S. Treasury Inflation Indexed Bonds 0.125%, 01/15/22	40,753,724	41,759,852
2.375%, 01/15/25	18,635,960	23,740,461
2.000%, 01/15/26	39,508,356	48,493,425
2.375%, 01/15/27 (d)	49,560,021	63,684,627
1.750%, 01/15/28	19,039,680	22,759,862
3.625%, 04/15/28	9,388,174	13,879,092
2.500%, 01/15/29 (d)	47,078,868	62,269,147
3.875%, 04/15/29	2,895,060	4,467,891
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16	3,490,916	3,690,555
1.250%, 07/15/20	25,771,912	29,454,486
1.125%, 01/15/21	17,923,146	20,191,553
0.625%, 07/15/21	8,647,644	9,364,456
U.S. Treasury Notes 0.250%, 02/28/14 (e)	287,600,000	287,218,067
1.250%, 03/15/14	1,900,000	1,933,546
0.250%, 03/31/14	10,700,000	10,683,287
0.250%, 02/15/15 (e)	782,300,000	776,799,649
0.375%, 03/15/15 (e)	132,900,000	132,411,991
0.875%, 12/31/16	116,000,000	115,410,952
0.875%, 01/31/17	209,500,000	208,239,858
0.875%, 02/28/17	146,600,000	145,592,125
3.000%, 02/28/17	1,000,000	1,094,531
1.500%, 08/31/18 (d) (e) (f)	577,100,000	578,768,396
1.375%, 11/30/18 (f)	282,400,000	279,774,527
1.375%, 12/31/18	74,800,000	74,022,828
2.750%, 02/15/19	4,700,000	5,063,883
1.375%, 02/28/19	20,500,000	20,211,729
3.125%, 05/15/19	4,600,000	5,066,109
3.625%, 08/15/19	7,400,000	8,399,577
3.375%, 11/15/19	24,300,000	27,132,481
3.500%, 05/15/20	31,500,000	35,437,500
2.625%, 08/15/20	137,600,000	145,092,733
2.625%, 11/15/20	102,000,000	107,283,294

		3,309,392,470

Total U.S. Treasury & Government Agencies (Cost $8,256,258,180)		8,233,798,494

MIST-259

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—16.3%

Security Description	Par Amount†	Value

Capital Markets—0.7%
Deutsche Bank AG 6.000%, 09/01/17	4,000,000	$4,546,292
Scotland International Finance No. 2 B.V. 4.250%, 05/23/13 (144A)	19,800,000	19,894,129
UBS AG Series BKNT 2.250%, 08/12/13	14,900,000	14,998,623
5.875%, 12/20/17	21,700,000	24,088,324
Series FRN 1.553%, 01/28/14 (b)	2,200,000	2,192,639

		65,720,007

Chemicals—0.0%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	3,470,940

Commercial Banks—6.9%
ANZ National International, Ltd. 3.125%, 08/10/15 (144A)	8,700,000	8,898,708
Australia & New Zealand Banking Group, Ltd. 2.125%, 01/10/14 (144A)	17,100,000	17,314,537
Banco Santander Brasil S.A. 4.250%, 01/14/16 (144A)	14,800,000	14,874,000
Banco Santander Brazil S.A. 2.574%, 03/18/14 (144A) (b)	20,800,000	20,432,693
Banco Santander Chile 2.162%, 01/19/16 (144A) (b)	6,900,000	6,589,500
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,629,717
Bank of India Series EMTN 4.750%, 09/30/15	5,100,000	5,197,588
Bank of Montreal 1.300%, 10/31/14 (144A)	7,200,000	7,268,299
1.950%, 01/30/18 (144A)	300,000	303,710
Series CB2 2.850%, 06/09/15 (144A)	5,600,000	5,906,404
Bank of Nova Scotia 1.650%, 10/29/15 (144A)	6,100,000	6,202,864
1.950%, 01/30/17 (144A)	800,000	809,894
Barclays Bank plc 5.450%, 09/12/12	39,300,000	40,040,962
2.375%, 01/13/14	6,300,000	6,348,271
6.050%, 12/04/17 (144A)	44,400,000	45,871,949
10.179%, 06/12/21 (144A)	18,080,000	21,443,965
Series EMTN 6.000%, 01/23/18 (EUR)	15,000,000	20,042,465
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	4,036,500
6.500%, 03/10/21 (144A)	7,800,000	8,170,500
BNP Paribas S.A. Series BKNT 1.482%, 01/10/14 (b)	26,000,000	25,475,320
BPCE S.A. 2.375%, 10/04/13 (144A)	2,400,000	2,361,072
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 06/30/19 (144A) (b)	277,000	353,576
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	46,000,000	43,010,000

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Credit Suisse of New York 2.200%, 01/14/14	5,700,000	$5,758,345
Danske Bank A.S. 2.500%, 05/10/12 (144A)	4,500,000	4,507,861
Dexia Credit Local S.A. 1.033%, 04/29/14 (144A) (b)	1,200,000	1,119,280
DNB Bank ASA 3.200%, 04/03/17 (144A)	6,800,000	6,834,632
Export-Import Bank of Korea 5.125%, 06/29/20	4,300,000	4,630,395
4.000%, 01/29/21	2,700,000	2,670,394
Fortis Bank Nederland N.V. Series EMTN 3.000%, 04/17/12 (EUR)	1,600,000	2,136,028
HBOS Capital Funding No.2 L.P. 6.071%, 06/30/14 (144A) (b)	45,000	32,287
HSBC Bank plc 2.000%, 01/19/14 (144A)	6,000,000	6,024,906
ING Bank N.V. 2.650%, 01/14/13 (144A)	1,500,000	1,508,326
2.000%, 10/18/13 (144A)	3,300,000	3,291,242
Intesa Sanpaolo S.p.A. 2.892%, 02/24/14 (144A) (b)	14,100,000	13,760,542
Series YCD 2.375%, 12/21/12	45,500,000	44,774,548
Lloyds TSB Bank plc 4.875%, 01/21/16	7,400,000	7,679,217
12.000%, 12/16/24 (144A) (b)	5,800,000	6,074,067
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,439,668
Nordea Bank AB 2.125%, 01/14/14 (144A)	2,700,000	2,710,395
Realkredit Danmark A.S. Series 73D 2.080%, 01/01/38 (DKK) (b)	22,318,648	3,926,114
Series 83D 2.080%, 01/01/38 (DKK) (b)	96,719,705	17,031,474
Resona Bank, Ltd. 5.850%, 04/15/16 (144A) (b)	4,400,000	4,579,164
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A)	2,000,000	1,640,000
Series U 7.640%, 09/29/17	14,500,000	10,005,000
Royal Bank of Scotland plc (The) 3.950%, 09/21/15	12,300,000	12,446,481
Series EMTN 1.211%, 09/29/15 (b)	500,000	420,000
1.352%, 10/14/16 (b)	300,000	240,000
Series MPLE 1.997%, 03/30/15 (CAD) (b)	7,763,000	7,371,990
Santander Finance Preferred S.A. Unipersonal
Series 8 11.300%, 07/27/14 (GBP) (b)	7,900,000	12,572,877
Santander Issuances S.A. Unipersonal Series 24 7.300%, 07/27/19 (GBP) (b)	5,000,000	7,249,738
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	24,300,000	24,193,201

MIST-260

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Societe Financement de l’Economie Francaise 0.767%, 07/16/12 (144A) (b)	57,000,000	$57,103,170
Societe Generale S.A. 5.922%, 04/05/17 (144A) (b)	13,200,000	10,755,347
8.875%, 06/16/18 (GBP) (b)	5,000,000	6,334,024
Standard Chartered First Bank Korea, Ltd. 7.267%, 03/03/34 (144A) (b)	240,000	248,400
State Bank of India 4.500%, 07/27/15 (144A)	12,200,000	12,627,098
Sumitomo Mitsui Banking Corp. 1.950%, 01/14/14 (144A)	7,400,000	7,474,451
Svenska Handelsbanken AB 1.474%, 09/14/12 (144A) (b)	34,000,000	34,106,420
Turkiye Garanti Bankasi A.S. 3.061%, 04/20/16 (144A) (b)	3,800,000	3,562,500
United Overseas Bank, Ltd. 5.375%, 09/03/19 (144A) (b)	470,000	498,392
Westpac Banking Corp. 1.047%, 07/16/14 (144A) (b)	29,000,000	29,303,021
Woori Bank Co., Ltd. 6.025%, 03/13/14 (144A) (b)	305,000	291,275

		692,514,764

Commercial Services & Supplies—0.7%
Canada Housing Trust No. 1 3.750%, 03/15/20 (144A) (CAD)	25,700,000	28,261,884
3.350%, 12/15/20 (144A) (CAD)	17,700,000	18,912,710
3.800%, 06/15/21 (144A) (CAD)	11,200,000	12,366,543
2.650%, 03/15/22 (144A) (CAD)	1,400,000	1,402,821
Series FEB 2.650%, 03/15/22 (144A) (CAD)	6,000,000	6,012,091

		66,956,049

Construction Materials—0.0%
Cemex Espana S.A. Luxembourg 9.875%, 04/30/19 (144A)	1,095,000	1,056,675

Consumer Finance—0.3%
Banque PSA Finance S.A. 2.481%, 04/04/14 (144A) (b)	14,900,000	14,390,688
FCE Bank plc Series EMTN 7.125%, 01/15/13 (EUR)	4,000,000	5,528,185
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	3,818,382
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	1,300,000	1,340,346

		25,077,601

Diversified Financial Services—0.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,755,472
BM&F BOVESPA S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,072,500
LBG Capital No.1 plc 7.875%, 11/01/20 (144A)	285,000	256,500
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	11,212,106

Security Description	Par Amount†	Value

Diversified Financial Services—(Continued)
Pearson Dollar Finance plc 5.700%, 06/01/14 (144A)	13,500,000	$14,608,417
Temasek Financial I, Ltd. 4.300%, 10/25/19 (144A)	5,500,000	6,000,759

		36,905,754

Diversified Telecommunication Services—0.0%
Deutsche Telekom International Finance B.V. 5.250%, 07/22/13	425,000	447,395
8.750%, 06/15/30	50,000	68,903
Qtel International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	407,400
4.750%, 02/16/21 (144A)	800,000	831,040

		1,754,738

Electric Utilities—0.9%
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	64,670,720
EDF S.A. 5.500%, 01/26/14 (144A)	5,100,000	5,472,254
6.950%, 01/26/39 (144A)	3,400,000	4,049,954
Enel Finance International N.V. 6.250%, 09/15/17 (144A)	9,350,000	9,951,720
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,346,000
7.750%, 01/20/20	5,000,000	6,025,000

		92,515,648

Energy Equipment & Services—0.0%
Transocean, Inc. 7.500%, 04/15/31	1,000,000	1,138,210

Gas Utilities—0.0%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	1,600,000	1,539,562
UFJ Finance Aruba AEC 6.750%, 07/15/13	220,000	233,563

		1,773,125

Household Durables—0.0%
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	2,643,460

Independent Power Producers & Energy Traders—0.1%
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, 09/16/15 (144A)	11,200,000	11,428,894

Industrial Conglomerates—0.0%
Hutchison Whampoa International , Ltd. 6.250%, 01/24/14 (144A)	245,000	263,399

Insurance—0.1%
Dai-ichi Life Insurance Co., Ltd. (The) 7.250%, 07/25/21 (144A) (b)	7,400,000	7,671,935

Media—0.2%
British Sky Broadcasting Group plc 6.100%, 02/15/18 (144A)	15,000,000	17,617,485

MIST-261

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—0.2%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	2,400,000	$2,474,409
Gerdau Trade, Inc. 5.750%, 01/30/21 (144A)	6,900,000	7,343,670
Vale Overseas, Ltd. 6.875%, 11/21/36	8,200,000	9,551,680
6.875%, 11/10/39	3,600,000	4,223,232

		23,592,991

Oil, Gas & Consumable Fuels—1.0%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700%, 08/07/18 (144A)	2,800,000	3,454,500
Gazprom OAO Via Gaz Capital S.A. 8.146%, 04/11/18 (144A)	12,300,000	14,481,159
Series REGS 8.625%, 04/28/34	23,300,000	29,346,816
Series REGS 8.125%, 07/31/14	3,600,000	3,979,944
Gazprom OAO Via RBS AG 9.625%, 03/01/13 (144A)	130,000	138,888
Husky Energy, Inc. 6.150%, 06/15/19	215,000	246,934
Indian Oil Corp., Ltd. 4.750%, 01/22/15	2,200,000	2,243,047
Novatek Finance, Ltd. 5.326%, 02/03/16 (144A)	3,100,000	3,274,995
Petrobras International Finance Co. - Pifco 5.750%, 01/20/20	4,800,000	5,341,440
5.375%, 01/27/21	26,600,000	28,774,258
Ras Laffan Liquefied natural Gas Co. Ltd III 5.940%, 09/30/14	1,400,000	1,508,500
Total Capital S.A. 4.450%, 06/24/20	3,100,000	3,361,033

		96,151,514

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. B.V. Series FRN 1.423%, 11/08/13 (b)	8,000,000	8,080,896

Provincial—2.1%
Province of British Columbia 3.250%, 12/18/21 (CAD)	300,000	307,149
4.300%, 06/18/42 (CAD)	400,000	457,166
Province of Ontario 1.875%, 09/15/15	1,900,000	1,954,167
1.600%, 09/21/16	400,000	403,848
4.300%, 03/08/17 (CAD)	9,200,000	10,154,819
4.200%, 03/08/18 (CAD)	2,200,000	2,428,194
3.000%, 07/16/18	3,900,000	4,134,347
4.400%, 06/02/19 (CAD)	9,100,000	10,146,165
4.400%, 04/14/20	700,000	802,329
4.200%, 06/02/20 (CAD)	14,300,000	15,719,463
4.000%, 06/02/21 (CAD)	57,900,000	62,587,958
3.150%, 06/02/22 (CAD)	21,100,000	21,184,193
4.600%, 06/02/39 (CAD)	4,600,000	5,380,679
Series MTN 5.500%, 06/02/18 (CAD)	2,600,000	3,059,812

Security Description	Par Amount†	Value

Provincial—(Continued)
Province of Quebec 4.500%, 12/01/16 (CAD)	400,000	$443,607
4.500%, 12/01/17 (CAD)	4,700,000	5,252,342
4.500%, 12/01/19 (CAD)	1,200,000	1,343,646
3.500%, 07/29/20	10,600,000	11,413,709
4.500%, 12/01/20 (CAD)	4,400,000	4,923,748
2.750%, 08/25/21	600,000	603,557
4.250%, 12/01/21 (CAD)	19,500,000	21,385,779
3.500%, 12/01/22 (CAD)	18,100,000	18,592,671
Series MTN 4.500%, 12/01/18 (CAD)	5,400,000	6,045,488

		208,724,836

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC Series REGS 3.500%, 07/21/15	1,000,000	1,035,000

Road & Rail—0.0%
RZD Capital, Ltd. Series EMTN 5.739%, 04/03/17	3,200,000	3,388,000

Sovereign—2.4%
Brazil Notas do Tesouro Nacional Series F 10.000%, 01/01/12 (BRL)	10,136,000	5,351,960
10.000%, 01/01/17 (BRL)	307,634,000	168,310,994
Canadian Government Bond 0.875%, 02/14/17	400,000	395,619
Italy Buoni Poliennali Del Tesoro Series CPI 2.100%, 09/15/21 (EUR)	13,155,282	15,183,963
Japan Treasury Bills Series 254 0.100%, 04/27/12 (JPY) (g)	2,720,000,000	32,860,045
Mexican Bonos Series M 6.000%, 06/18/15 (MXN)	70,900,000	5,693,624
Mexico Government International Bond 6.050%, 01/11/40	5,100,000	6,171,000
Panama Government International Bond 9.375%, 04/01/29	1,161,000	1,865,146
6.700%, 01/26/36	1,150,000	1,518,000
Russian Foreign Bond - Eurobond 3.250%, 04/04/17 (144A)	6,800,000	6,816,184
Series REGS 3.625%, 04/29/15	1,500,000	1,560,000

		245,726,535

Thrifts & Mortgage Finance—0.1%
Nykredit Realkredit A.S. Series ANN 2.092%, 04/01/38 (DKK) (b)	22,523,039	3,990,326
Series IOH 2.028%, 10/01/38 (DKK) (b)	25,144,515	4,445,750

		8,436,076

MIST-262

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Trading Companies & Distributors—0.0%
Noble Group, Ltd. 4.875%, 08/05/15 (144A)	2,500,000	$2,518,750

Wireless Telecommunication Services—0.1%
America Movil S.A.B. de C.V. 5.000%, 03/30/20	5,000,000	5,584,980

Total Foreign Bonds & Debt Securities (Cost $1,596,142,726)		1,631,748,262

Domestic Bonds & Debt Securities—13.1%

Biotechnology—0.0%
Amgen, Inc. 1.875%, 11/15/14	2,000,000	2,047,484

Capital Markets—1.9%
Goldman Sachs Group, Inc. (The) 1.376%, 05/23/16 (EUR) (b)	4,300,000	5,204,246
6.250%, 09/01/17	14,200,000	15,582,441
6.150%, 04/01/18	1,800,000	1,943,975
7.500%, 02/15/19	10,000,000	11,440,950
5.375%, 03/15/20	11,600,000	11,811,248
6.750%, 10/01/37	13,500,000	13,229,946
Series MTN 0.961%, 07/22/15 (b)	5,400,000	5,053,223
Lehman Brothers Holdings, Inc. Series MTN 5.625%, 01/24/13 (h)	20,600,000	6,180,000
6.750%, 12/28/17 (h)	14,800,000	1,480
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	3,100,000	3,384,540
6.875%, 11/15/18	25,900,000	28,871,144
Series MTN 0.710%, 06/05/12 (b)	1,800,000	1,799,629
6.875%, 04/25/18	23,400,000	26,046,306
Morgan Stanley Series MTN 1.015%, 10/18/16 (b)	3,400,000	2,922,742
5.950%, 12/28/17	48,200,000	49,686,247
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A)	8,421,566	8,614,116

		191,772,233

Chemicals—0.3%
Dow Chemical Co. (The) 6.000%, 10/01/12	3,300,000	3,382,998
7.375%, 11/01/29	185,000	240,257
ICI Wilmington, Inc. 5.625%, 12/01/13	340,000	360,840
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	16,400,000	14,960,933
Rohm & Haas Co. 6.000%, 09/15/17	8,500,000	9,796,989

		28,742,017

Security Description	Par Amount†	Value

Commercial Banks—0.7%
ABN Amro N.A. Holding Preferred Capital Repackage Trust I 6.523%, 11/08/12 (144A) (b)	345,000	$284,625
CIT Group, Inc. Series C 5.250%, 04/01/14 (144A)	2,600,000	2,668,250
RBS Capital Trust II 6.425%, 01/03/34	120,000	82,800
USB Capital IX 3.500%, 02/21/12 (b)	8,125,000	6,273,556
Wachovia Bank N.A. Series MTN 0.804%, 03/15/16 (b)	6,000,000	5,676,324
Wells Fargo & Co. Series K 7.980%, 03/15/18 (b)	50,400,000	55,125,000

		70,110,555

Computers & Peripherals—0.4%
Hewlett-Packard Co. 0.772%, 05/24/13 (b)	38,300,000	38,226,349

Consumer Finance—2.1%
Ally Financial, Inc. 6.875%, 08/28/12	1,500,000	1,530,000
3.710%, 02/11/14 (b)	8,900,000	8,811,356
4.500%, 02/11/14	9,000,000	9,033,750
3.874%, 06/20/14 (b)	9,000,000	8,821,440
6.750%, 12/01/14	9,458,000	9,849,552
8.300%, 02/12/15	3,500,000	3,819,375
5.500%, 02/15/17	15,000,000	15,033,690
7.500%, 09/15/20	7,800,000	8,453,250
American Express Bank FSB Series BKNT 5.500%, 04/16/13	16,700,000	17,486,320
6.000%, 09/13/17	31,500,000	36,906,502
American Express Centurion Bank Series BKN1 6.000%, 09/13/17	34,000,000	39,835,590
Ford Motor Credit Co. LLC 7.000%, 10/01/13	500,000	534,388
8.000%, 06/01/14	2,500,000	2,753,515
7.000%, 04/15/15	900,000	985,373
12.000%, 05/15/15	4,000,000	4,970,000
8.000%, 12/15/16	500,000	580,952
5.875%, 08/02/21	400,000	432,216
SLM Corp. 0.860%, 01/27/14 (b)	11,600,000	11,084,542
Series MTN 5.125%, 08/27/12	400,000	403,038
5.375%, 01/15/13	700,000	714,153
5.000%, 10/01/13	3,839,000	3,934,975
5.375%, 05/15/14	8,235,000	8,507,727
6.250%, 01/25/16	3,200,000	3,330,806
8.450%, 06/15/18	8,300,000	9,296,000
8.000%, 03/25/20	400,000	433,000
Springleaf Finance Corp. Series MTN 6.900%, 12/15/17	3,200,000	2,512,000

MIST-263

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Consumer Finance—(Continued)
Series MTNI 4.875%, 07/15/12	800,000	$778,000

		210,831,510

Diversified Financial Services—3.5%
ANZ Capital Trust II 5.360%, 12/15/13 (144A)	525,000	535,500
Bank of America Corp. Series MTNL 5.650%, 05/01/18	17,800,000	19,026,011
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	19,300,000	22,498,087
7.250%, 02/01/18	5,000,000	6,036,475
Citigroup Capital XXI 8.300%, 12/21/57 (b)	35,900,000	36,330,800
Citigroup, Inc. 5.625%, 08/27/12	1,000,000	1,016,945
5.500%, 04/11/13	17,900,000	18,580,343
2.510%, 08/13/13 (b)	7,000,000	7,023,639
5.500%, 10/15/14	35,000,000	37,574,110
6.125%, 11/21/17	19,600,000	21,903,059
6.125%, 05/15/18	2,900,000	3,255,050
8.500%, 05/22/19	3,800,000	4,691,446
General Electric Capital Corp. 6.500%, 09/15/67 (144A) (GBP) (b)	11,900,000	18,177,529
6.375%, 11/15/67 (b)	5,400,000	5,521,500
Series GMTN 6.875%, 01/10/39	6,500,000	8,054,403
International Lease Finance Corp. 6.375%, 03/25/13	2,900,000	2,994,250
5.875%, 05/01/13	1,600,000	1,644,000
6.750%, 09/01/16 (144A)	5,300,000	5,704,125
Series MTN 5.300%, 05/01/12	24,700,000	24,845,236
5.250%, 01/10/13	2,900,000	2,943,500
JPMorgan Chase & Co. 3.150%, 07/05/16	8,000,000	8,255,104
6.000%, 01/15/18	23,400,000	27,102,980
Series 1 7.900%, 12/31/49 (b)	8,200,000	9,014,440
JPMorgan Chase Bank NA 0.804%, 06/13/16 (b)	5,300,000	4,929,397
Series BKNT 6.000%, 10/01/17	23,600,000	27,035,405
JPMorgan Chase Capital XXI Series U 1.492%, 02/02/37 (b)	27,300,000	20,009,917
TECO Finance, Inc. 6.750%, 05/01/15	4,400,000	4,880,929

		349,584,180

Diversified Telecommunication Services—0.2%
AT&T, Inc. 5.100%, 09/15/14	380,000	418,514
5.625%, 06/15/16	455,000	528,100
6.300%, 01/15/38	6,400,000	7,547,680
CenturyLink, Inc. 6.000%, 04/01/17	5,000,000	5,321,165

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Embarq Corp. 7.995%, 06/01/36	6,600,000	$6,688,915
Verizon New York, Inc. Series B 7.375%, 04/01/32	155,000	184,327

		20,688,701

Electric Utilities—0.2%
Arizona Public Service Co. 4.650%, 05/15/15	165,000	180,588
Entergy Corp. 3.625%, 09/15/15	14,300,000	14,552,395
Nisource Finance Corp. 6.150%, 03/01/13	216,000	225,690
Pepco Holdings, Inc. 7.450%, 08/15/32	180,000	220,939
Progress Energy, Inc. 6.850%, 04/15/12	650,000	651,227

		15,830,839

Energy Equipment & Services—0.1%
Cameron International Corp. 1.414%, 06/02/14 (b)	9,100,000	9,118,164

Food & Staples Retailing—0.1%
CVS Pass-Through Trust 6.943%, 01/10/30	997,743	1,151,271
Wal-Mart Stores, Inc. 5.800%, 02/15/18	6,600,000	8,039,368

		9,190,639

Food Products—0.3%
Kraft Foods, Inc. 6.125%, 02/01/18	23,500,000	28,235,555
6.875%, 02/01/38	2,100,000	2,646,521

		30,882,076

Health Care Providers & Services—0.0%
UnitedHealth Group, Inc. 6.875%, 02/15/38	2,200,000	2,896,544

Independent Power Producers & Energy Traders—0.0%
PSEG Power LLC 5.500%, 12/01/15	420,000	471,897
8.625%, 04/15/31	245,000	348,704

		820,601

Insurance—1.3%
American General Institutional Capital Series B 8.125%, 03/15/46 (144A)	24,700,000	25,317,500
American International Group, Inc. 4.250%, 05/15/13	8,545,000	8,742,415
5.050%, 10/01/15	6,300,000	6,717,532
6.765%, 11/15/17 (144A) (GBP)	2,639,000	4,578,896
8.250%, 08/15/18	300,000	361,042

MIST-264

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Insurance—(Continued)
Series EMTN 5.000%, 06/26/17 (EUR)	24,000,000	$32,493,181
Series MTN 5.450%, 05/18/17	700,000	754,215
5.850%, 01/16/18	23,700,000	25,837,503
Series REGS 8.000%, 05/22/38 (EUR) (b)	2,750,000	3,563,145
8.625%, 05/22/38 (GBP) (b)	2,600,000	4,098,401
CNA Financial Corp. 5.850%, 12/15/14	5,000,000	5,392,885
Liberty Mutual Group, Inc. 5.750%, 03/15/14 (144A)	5,750,000	6,063,237
Nationwide Financial Services, Inc. 5.900%, 07/01/12	60,000	60,499
Pacific LifeCorp 6.000%, 02/10/20 (144A)	2,600,000	2,838,644
Principal Life Income Funding Trusts Series MTN 5.300%, 04/24/13	3,400,000	3,552,704
Prudential Holdings LLC 8.695%, 12/18/23 (144A)	150,000	186,847

		130,558,646

IT Services—0.2%
International Business Machines Corp. 5.700%, 09/14/17	19,300,000	23,267,926

Machinery—0.2%
Caterpillar, Inc. 0.663%, 05/21/13 (b)	15,000,000	15,048,330

Media—0.1%
COX Communications, Inc. 4.625%, 06/01/13	430,000	449,367
Historic TW, Inc. 9.150%, 02/01/23	155,000	211,501
News America, Inc. 8.250%, 08/10/18	110,000	140,616
Time Warner Cable, Inc. 5.400%, 07/02/12	5,000,000	5,057,410
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	260,000	346,515
Time Warner, Inc. 5.875%, 11/15/16	6,500,000	7,621,282

		13,826,691

Multi-Utilities—0.0%
Dominion Resources, Inc. Series E 6.300%, 03/15/33	210,000	249,211
DTE Energy Co. 6.375%, 04/15/33	260,000	317,062

		566,273

Oil, Gas & Consumable Fuels—0.1%
El Paso Corp. Series GMTN 7.750%, 01/15/32	2,715,000	3,105,262

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan Energy Partners L.P. 7.400%, 03/15/31	225,000	$263,525
7.750%, 03/15/32	135,000	164,268
Magellan Midstream Partners L.P. 5.650%, 10/15/16	385,000	437,576
Spectra Energy Capital LLC 6.250%, 02/15/13	375,000	391,718
8.000%, 10/01/19	55,000	69,597
Transcontinental Gas Pipe Line Co. LLC Series B 8.875%, 07/15/12	35,000	35,780
Valero Energy Corp. 7.500%, 04/15/32	225,000	262,635
Williams Cos., Inc. (The) Series A 7.500%, 01/15/31	366,000	440,450

		5,170,811

Paper & Forest Products—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	7,178,425

Pharmaceuticals—0.6%
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	49,400,000	51,867,283
Wyeth 5.500%, 02/15/16	5,000,000	5,779,170
6.450%, 02/01/24	160,000	208,585

		57,855,038

Real Estate Investment Trusts—0.1%
HCP, Inc. Series MTN 6.700%, 01/30/18	7,500,000	8,673,848

Road & Rail—0.2%
Con-way, Inc. 7.250%, 01/15/18	10,000,000	11,446,930
CSX Corp. 6.250%, 03/15/18	8,100,000	9,745,458
Norfolk Southern Corp. 5.590%, 05/17/25	60,000	70,719
7.800%, 05/15/27	7,000	9,709
7.250%, 02/15/31	54,000	72,177
4.837%, 10/01/41 (144A)	11,000	11,386
Union Pacific Corp. 6.625%, 02/01/29	50,000	62,999

		21,419,378

Specialty Retail—0.2%
Home Depot, Inc. (The) 5.400%, 03/01/16	5,000,000	5,775,150
Limited Brands, Inc. 6.900%, 07/15/17	15,000,000	16,762,500

		22,537,650

MIST-265

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Tobacco—0.1%
Altria Group, Inc. 9.700%, 11/10/18	7,600,000	$10,340,476
Reynolds American, Inc. 7.625%, 06/01/16	2,400,000	2,883,120

		13,223,596

Trading Companies & Distributors—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,560,040
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,256,495

		10,816,535

Total Domestic Bonds & Debt Securities (Cost $1,229,119,830)		1,310,885,039

Mortgage-Backed Securities—4.4%

Collateralized Mortgage Obligations—2.8%
Adjustable Rate Mortgage Trust Series 2005-1 Class 2A21 2.872%, 05/25/35 (b)	316,327	312,621
Series 2005-8 Class 3A21 5.174%, 11/25/35 (b)	1,014,868	728,129
American Home Mortgage Assets Series 2006-5 Class A1 1.079%, 11/25/46 (b)	5,285,056	2,475,999
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.241%, 02/25/45 (b)	2,636,269	2,155,088
Arran Residential Mortgages Funding plc Series 2010-1A Class A1B 2.251%, 05/16/47 (144A) (EUR) (b)	2,015,170	2,692,908
Series 2010-1A Class A2B 2.451%, 05/16/47 (144A) (EUR) (b)	13,300,000	17,782,320
Banc of America Funding Corp. Series 2005-D Class A1 2.667%, 05/25/35 (b)	4,025,480	4,039,239
Series 2006-A Class 1A1 2.653%, 02/20/36 (b)	9,164,487	8,380,603
Series 2006-J Class 4A1 5.741%, 01/20/47 (b)	570,013	352,843
Banc of America Mortgage Securities, Inc. Series 2004-4 Class 1A9 5.000%, 05/25/34	6,901	6,889
BCAP LLC Trust Series 2006-AA2 Class A1 0.412%, 01/25/37 (b)	3,499,386	1,813,277
Series 2011-RR4 Class 8A1 5.250%, 02/26/36 (144A)	12,557,746	12,675,934
Series 2011-RR5 Class 5A1 5.250%, 08/26/37 (144A)	23,354,000	22,886,920
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 2.888%, 02/25/33 (b)	34,459	30,267
Series 2005-5 Class A1 2.220%, 08/25/35 (b)	55,406	53,762

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2005-5 Class A2 2.250%, 08/25/35 (b)	1,591,235	$1,471,175
Bear Stearns ALT-A Trust Series 2004-11 Class 1A2 1.082%, 11/25/34 (b)	1,245,401	1,034,814
Series 2005-4 Class 23A1 2.809%, 05/25/35 (b)	2,794,010	2,219,626
Series 2005-7 Class 22A1 2.826%, 09/25/35 (b)	2,162,543	1,440,920
Series 2006-6 Class 31A1 2.783%, 11/25/36 (b)	6,575,120	3,643,560
Series 2006-6 Class 32A1 2.874%, 11/25/36 (b)	3,727,187	2,042,547
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.749%, 01/26/36 (b)	2,240,932	1,321,588
Series 2007-R6 Class 2A1 2.845%, 12/26/46 (b)	1,534,440	874,465
CC Mortgage Funding Corp. Series 2004-3A Class A1 0.492%, 08/25/35 (144A) (b)	101,515	72,312
Series 2007-2A Class A1 0.372%, 05/25/48 (144A) (b)	3,889,026	1,719,951
Chase Mortgage Finance Corp. Series 2005-A1 Class 1A1 5.280%, 12/25/35 (b)	15,713,256	14,981,262
Series 2006-A1 Class 4A1 5.891%, 09/25/36 (b)	9,304,836	8,205,237
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A 2.580%, 10/25/35 (b)	9,728,821	8,726,553
Series 2005-6 Class A1 2.230%, 09/25/35 (b)	6,026,974	5,694,173
Series 2005-6 Class A2 2.450%, 09/25/35 (b)	1,973,894	1,738,830
Countrywide Alternative Loan Trust Series 2005-J3 Class 2A2 4.758%, 05/25/35 (b) (i)	7,111,431	964,144
Series 2006-OA1 Class 2A1 0.452%, 03/20/46 (b)	321,089	171,313
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-2 Class 2A1 0.562%, 03/25/35 (b)	1,478,523	923,650
Series 2005-3 Class 1A2 0.532%, 04/25/35 (b)	168,895	109,678
Series 2005-R2 Class 1AF1 0.582%, 06/25/35 (144A) (b)	5,727,793	4,899,829
Series 2006-HYB5 Class 2A1 2.789%, 09/20/36 (b)	7,664,436	3,816,384
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A Class A 0.929%, 03/25/32 (144A) (b)	137,893	105,538
Series 2003-8 Class 5A1 6.500%, 04/25/33	115,886	122,867
Series 2005-10 Class 8A3 6.000%, 11/25/35	3,765,976	2,979,616
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 2A1 2.455%, 07/19/44 (b)	1,161,331	931,280

MIST-266

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities
Series 2005-FA10 Class 1A2 4.458%, 01/25/36 (b) (i)	79,821,822	$11,409,157
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 2A1 2.731%, 08/25/35 (b)	429,265	352,631
GMAC Mortgage Corp. Loan Trust Series 93 Class I 5.940%, 07/01/13 (c)	991	984
Granite Mortgages plc Series 2003-3 Class 2A 1.584%, 01/20/44 (EUR) (b)	580,553	753,532
Series 2003-3 Class 3A 1.470%, 01/20/44 (GBP) (b)	933,859	1,443,967
Series 2004-3 Class 2A2 1.133%, 09/20/44 (EUR) (b)	573,854	741,394
Series 2004-3 Class 3A2 1.416%, 09/20/44 (GBP) (b)	4,815,363	7,427,210
Greenpoint Mortgage Funding Trust Series 2005-AR1 Class A2 0.462%, 06/25/45 (b)	114,962	77,869
Series 2006-AR8 Class 1A1A 0.322%, 01/25/47 (b)	15,736	15,248
GSR Mortgage Loan Trust Series 2003-2F Class 3A1 6.000%, 03/25/32	380	384
Series 2005-AR6 Class 2A1 2.659%, 09/25/35 (b)	144,239	140,636
Series 2006-AR2 Class 2A1 2.894%, 04/25/36 (b)	4,757,956	3,757,560
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.462%, 05/19/35 (b)	1,800,990	1,148,683
Series 2006-12 Class 2A2A 0.432%, 01/19/38 (b)	270,235	175,696
Holmes Master Issuer plc Series 2011-1A Class A3 2.581%, 10/15/54 (144A) (EUR) (b)	7,600,000	10,178,304
Indymac ARM Trust Series 2001-H2 Class A1 1.717%, 01/25/32 (b)	641	514
Series 2001-H2 Class A2 1.785%, 01/25/32 (b)	37,330	29,710
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.574%, 12/25/34 (b)	286,445	220,602
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.015%, 02/25/35 (b)	833,181	840,083
Series 2005-A4 Class 1A1 5.315%, 07/25/35 (b)	11,650,221	11,832,331
Series 2005-S3 Class 1A2 5.750%, 01/25/36	1,229,647	1,154,998
Series 2007-A1 Class 5A5 2.853%, 07/25/35 (b)	6,835,724	6,650,240
MASTR Alternative Loans Trust Series 2006-2 Class 2A1 0.642%, 03/25/36 (b)	929,599	175,243

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.452%, 02/25/36 (b)	1,864,344	$1,356,709
MLCC Mortgage Investors, Inc. Series 2005-2 Class 2A1 2.420%, 10/25/35 (b)	1,083,726	973,287
Series 2005-2 Class 3A 1.244%, 10/25/35 (b)	347,027	300,193
Series 2005-3 Class 4A 0.492%, 11/25/35 (b)	225,482	186,459
Morgan Stanley Mortgage Loan Trust Series 2005-4 Class 5A3 5.500%, 08/25/35	9,396,769	9,434,450
Nomura Asset Acceptance Corp. Series 2005-AP2 Class A5 4.976%, 05/25/35	7,040,735	6,159,340
RBSSP Resecuritization Trust Series 2011-4 Class 6A1 0.482%, 06/27/36 (144A) (b)	8,300,000	4,617,830
Residential Accredit Loans, Inc. Series 2003-QS6 Class A7 0.642%, 03/25/33 (b)	734,385	663,908
Series 2006-QO6 Class A1 0.422%, 06/25/46 (b)	2,333,119	938,480
Series 2006-QS7 Class A1 6.000%, 06/25/36	3,351,820	2,222,610
Residential Asset Securitization Trust Series 2003-A4 Class A3 0.642%, 05/25/33 (b)	448,857	427,118
Series 2006-R1 Class A2 0.642%, 01/25/46 (b)	2,294,014	968,194
Residential Funding Mortgage Securities I Series 2003-S11 Class A3 0.592%, 06/25/18 (b)	25,164	24,518
Sequoia Mortgage Trust Series 2003-4 Class 2A1 0.592%, 07/20/33 (b)	709,055	663,375
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20 Class 3A1 2.669%, 01/25/35 (b)	3,967,805	3,238,641
Series 2005-17 Class 3A1 2.697%, 08/25/35 (b)	306,495	244,137
Series 2005-7 Class 4A 2.590%, 04/25/35 (b)	13,095,456	10,239,455
Structured Asset Mortgage Investments, Inc. Series 2005-AR2 Class 2A1 0.472%, 05/25/45 (b)	1,832,445	1,149,764
Series 2005-AR5 Class A1 0.492%, 07/19/35 (b)	240,638	169,247
Series 2005-AR5 Class A2 0.492%, 07/19/35 (b)	486,383	429,743
Series 2005-AR5 Class A3 0.492%, 07/19/35 (b)	1,342,805	1,201,113
Structured Asset Securities Corp. Series 2006-11 Class A1 2.785%, 10/25/35 (144A) (b)	90,403	71,539

MIST-267

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Class A 2.474%, 02/27/34 (b)	436,657	$431,964
Series 2002-AR6 Class A 1.559%, 06/25/42 (b)	280,107	230,177
Series 2002-AR9 Class 1A 1.559%, 08/25/42 (b)	143,717	117,264
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1 2.559%, 09/25/33 (b)	1,709,931	1,693,629
Series 2006-AR2 Class 2A1 2.631%, 03/25/36 (b)	9,015,687	7,835,808
Series 2006-AR2 Class 2A5 2.631%, 03/25/36 (b)	19,158,334	15,829,612
Series 2006-AR4 Class 2A6 5.612%, 04/25/36 (b)	1,660,945	741,865
Series 2006-AR8 Class 2A4 2.695%, 04/25/36 (b)	2,907,193	2,371,332

		280,056,848

Commercial Mortgage-Backed Securities—1.6%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (b)	6,807,667	6,370,213
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1 Class A4 5.451%, 01/15/49	8,400,000	9,503,281
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2007-PW15 Class A4 5.331%, 02/11/44	400,000	432,427
Series 2007-T26 Class A4 5.471%, 01/12/45 (b)	1,100,000	1,251,860
Series 2007-PW18 Class A4 5.700%, 06/11/50	6,400,000	7,345,725
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class A4 5.306%, 12/10/46	1,900,000	2,136,553
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.663%, 03/15/39 (b)	400,000	440,426
Series 2006-C4 Class A3 5.467%, 09/15/39	22,300,000	24,692,188
European Loan Conduit Series 25X Class A 1.207%, 05/15/19 (EUR) (b)	896,846	1,034,647
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444%, 03/10/39	9,800,000	10,825,658
Series 2005-GG3 Class A4 4.799%, 08/10/42 (b)	100,000	108,473
GS Mortgage Securities Corp. II Series 2007-EOP Class A1 1.103%, 03/06/20 (144A) (b)	4,896,149	4,862,799
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX Class A3 5.420%, 01/15/49	400,000	445,323
Series 2007-LD12 Class A4 5.882%, 02/15/51 (b)	900,000	1,013,316

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Series 2010-C2 Class A3 4.070%, 11/15/43 (144A)	13,700,000	$14,632,812
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 5.866%, 09/15/45 (b)	15,200,000	17,301,430
Merrill Lynch Floating Trust Series 2008-LAQA Class A1 0.780%, 07/09/21 (144A) (b)	13,297,259	12,782,827
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6 Class A4 5.485%, 03/12/51 (b)	2,200,000	2,377,703
Series 2007-8 Class A3 5.966%, 08/12/49 (b)	11,800,000	13,112,502
Morgan Stanley Capital I Series 2007-XLFA Class A1 0.302%, 10/15/20 (144A) (b)	69,785	69,758
Series 2007-IQ15 Class A4 5.882%, 06/11/49 (b)	3,600,000	4,076,993
Series 2007-IQ16 Class A4 5.809%, 12/12/49	200,000	230,208
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2 4.920%, 03/12/35	495,000	507,578
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.787%, 08/12/45 (144A) (b)	900,000	1,019,725
Sovereign Commercial Mortgage Securities Trust
Series 2007-C1 Class A2 5.904%, 07/22/30 (144A) (b)	957,137	982,925
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A Class A1 0.332%, 09/15/21 (144A) (b)	2,340,295	2,252,143
Series 2007-C30 Class A5 5.342%, 12/15/43	16,700,000	18,097,999

		157,907,492

Total Mortgage-Backed Securities (Cost $440,908,458)		437,964,340

Municipals—3.4%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	9,534,420
Badger Tobacco Asset Securitization Corp. 6.125%, 06/01/27	115,000	116,083
Bay Area Toll Bridge Authority Build America Bonds Series S1 7.043%, 04/01/50	10,400,000	13,855,712
Buckeye Tobacco Settlement Financing Authority Series A-2 5.875%, 06/01/47	4,600,000	3,450,828
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	2,959,675
California State General Obligation Unlimited, Build America Bonds 7.950%, 03/01/36	5,700,000	6,613,197
7.550%, 04/01/39	2,900,000	3,765,592

MIST-268

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PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount†	Value

California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects
Series-B2 7.804%, 03/01/35	3,100,000	$3,487,934
California State University Revenue, Build America Bonds
6.484%, 11/01/41	4,400,000	5,065,588
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, 07/01/40	7,800,000	8,931,000
Chicago Transit Authority Transfer Tax Receipts Revenue
Series A 6.300%, 12/01/21	400,000	446,004
6.899%, 12/01/40	7,300,000	8,737,662
Series B 6.300%, 12/01/21	700,000	780,507
6.899%, 12/01/40	7,200,000	8,617,968
Clark County NV, Airport Revenue Series C 6.820%, 07/01/45	4,800,000	6,337,632
Clark County NV, Refunding 4.750%, 06/01/30 (AGM)	5,500,000	5,711,860
East Baton Rouge Sewer Commission Build America Bonds
6.087%, 02/01/45	17,000,000	18,446,530
Golden State Tobacco Securitization Corp., Series A-1 5.000%, 06/01/33	10,000,000	7,592,200
Illinois Finance Authority Peoples Gas Light & Coke
5.000%, 02/01/33 (AMBAC)	7,410,000	7,472,170
Irvine Ranch CA, Water District, Build America Bonds, Taxable
Series B 6.622%, 05/01/40	21,700,000	29,166,319
Los Angeles CA, Wastewater System Revenue, Build America Bonds
5.713%, 06/01/39	2,300,000	2,692,909
Los Angeles Department of Water & Power Revenue Build America Bonds
6.166%, 07/01/40	60,200,000	66,687,754
Subseries A-2 5.000%, 07/01/44 (AMBAC)	2,900,000	3,100,796
6.603%, 07/01/50	3,200,000	4,377,664
Los Angeles, California Unified School District Build America Bonds
Refunding, Series A 4.500%, 07/01/25 (NATL-RE)	5,000,000	5,331,050
4.500%, 01/01/28 (NATL-RE)	3,700,000	3,884,667
6.758%, 07/01/34	1,100,000	1,414,589
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority
Series A2 6.089%, 11/15/40	200,000	240,574
New Jersey Economic Development Authority Build America Bonds
1.474%, 06/15/13 (b)	19,100,000	19,120,246

Security Description	Par Amount†	Value

New Jersey State Turnpike Authority Revenue, Build America Bonds, Taxable
7.102%, 01/01/41	5,300,000	$7,255,912
Newport Beach CA, Certificates of Participation, Build America Bonds COPs
7.168%, 07/01/40	31,650,000	35,913,255
Palomar Community College District Series A 4.750%, 05/01/32 (AGM)	300,000	314,445
Pennsylvania Economic Development Financing Authority Build America Bonds
6.532%, 06/15/39	1,000,000	1,165,060
Port Authority of New York & New Jersey, One Hundred Sixtieth
5.647%, 11/01/40 (GO OF AUTH)	3,000,000	3,542,010
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit
Series 2-B 7.242%, 01/01/41	1,800,000	2,065,392
State of California General Obligation Unlimited, Build America Bonds
7.700%, 11/01/30	100,000	117,492
7.500%, 04/01/34	2,900,000	3,687,176
5.650%, 04/01/39	2,700,000	2,834,622
7.600%, 11/01/40	1,900,000	2,491,546
6.548%, 05/15/48	3,400,000	4,267,068
State of Georgia 6.655%, 04/01/57	1,300,000	1,440,010
State of Texas Transportation Commission Mobility Funding
Series A 4.750%, 04/01/35	3,500,000	3,737,125
State of Texas Transportation Commission Revenue, Build America Bonds
Series B 5.178%, 04/01/30	3,000,000	3,503,100
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/41	900,000	681,849
7.467%, 06/01/47	7,895,000	5,819,247
Tobacco Settlement Funding Corp. 5.875%, 05/15/39	2,000,000	2,011,820

Total Municipals (Cost $297,942,086)		338,786,259

Asset-Backed Securities—1.8%

Asset-Backed—Credit Card—0.3%
Citibank Omni Master Trust Series 2009-A8 Class A8 2.342%, 05/16/16 (144A) (b)	25,000,000	25,062,842

Asset-Backed—Home Equity—0.1%
Asset Backed Funding Certificates Series 2004-OPT5 Class A1 0.592%, 06/25/34 (b)	3,927,850	2,804,363

MIST-269

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed—Home Equity—(Continued)
Asset Backed Securities Corp. Series 2007-HE2 Class A2 0.322%, 05/25/37 (b)	271,529	$200,496
Bear Stearns Asset Backed Securities Trust Series 2001-3 Class A2 1.042%, 10/27/32 (b)	19,042	16,099
Series 2007-HE3 Class 1A3 0.492%, 04/25/37 (b)	15,761,000	5,283,970
Series 2007-HE7 Class 1A1 1.242%, 10/25/37 (b)	7,000,996	4,526,487
Morgan Stanley ABS Capital I Series 2007-HE6 Class A1 0.302%, 05/25/37 (b)	487,690	420,790
Option One Mortgage Loan Trust Series 2003-5 Class A2 0.882%, 08/25/33 (b)	27,090	21,816
Series 2007-6 Class 2A1 0.302%, 07/25/37 (b)	379,312	362,174
Renaissance Home Equity Loan Trust Series 2003-2 Class A 0.682%, 08/25/33 (b)	249,501	207,128
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A1 0.322%, 06/25/37 (b)	56,503	45,028

		13,888,351

Asset-Backed—Other—1.3%
ARES CLO, Ltd. Series 2005-9A Class A1A 0.831%, 04/20/17 (144A) (b)	5,050,918	5,005,578
Avery Point CLO, Ltd. Series 2003-1A Class A1 0.954%, 12/17/15 (144A) (b)	652,737	650,185
Babson CLO, Ltd. Series 2004-1A Class A2A 0.844%, 06/15/16 (144A) (b)	2,242,943	2,222,446
Blackrock Senior Income Series Corp. Series 2006-4A Class A 0.801%, 04/20/19 (144A) (b)	7,870,863	7,427,687
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.562%, 10/25/35 (b)	609,594	564,216
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.302%, 07/25/45 (b)	987,328	675,228
Conseco Financial Corp. Series 1998-3 Class A5 6.220%, 03/01/30	96,348	104,524
Denali Capitala CLO IV, Ltd. Series 4A Class A 0.844%, 08/23/16 (144A) (b)	1,868,596	1,855,301
Galaxy CLO, Ltd. Series 2007-8A Class A 0.800%, 04/25/19 (144A) (b)	14,400,681	13,710,082
Grayston CLO, Ltd. Series 2004-1A Class A1L 0.883%, 08/15/16 (144A) (b)	802,009	799,480

Security Description	Shares/Par Amount†	Value

Asset-Backed—Other—(Continued)
Hillmark Funding Series 2006-1A Class A1 0.743%, 05/21/21 (144A) (b)	29,600,000	$27,975,700
Hudson Straits CLO, Ltd. Series 2004-1A Class A2 0.947%, 10/15/16 (144A) (b)	1,923,919	1,917,139
Katonah, Ltd. Series 3A Class A 0.933%, 05/18/15 (144A) (b)	1,726,942	1,714,103
Mid-State Trust Series 8 Class A 7.791%, 03/15/38	173,871	164,963
Mountain View Funding CLO Series 2006-1A Class A1 0.827%, 04/15/19 (144A) (b)	4,958,831	4,789,585
MSIM Peconic Bay, Ltd. Series 2007-1A Class A1A 0.841%, 07/20/19 (144A) (b)	9,200,000	8,848,555
Octagon Investment Partners V, Ltd. Series 5A Class A1 0.791%, 11/28/18 (144A) (b)	12,600,000	12,083,278
Octagon Investment Partners VII, Ltd. Series 2004-7A Class A1L 0.844%, 12/02/16 (144A) (b)	3,426,885	3,395,093
Pacifica CDO, Ltd. Series 2004-3A Class A1 0.864%, 05/13/16 (144A) (b)	3,104,468	3,061,514
Series 2005-5A Class A1 0.819%, 01/26/20 (144A) (b)	12,051,095	11,529,271
Penta CLO S.A. Series 2007-1X Class A1 1.917%, 06/04/24 (EUR) (b)	2,808,091	3,363,937
Popular ABS Mortgage Pass-Through Trust Series 2007-A Class A1 0.332%, 06/25/47 (b)	1,327,241	1,145,642
Small Business Administration Participation Certificates
Series 1998-20J Class 1 5.500%, 10/01/18	41,415	44,751
Series 2008-20L Class 1 6.220%, 12/01/28	8,380,622	9,600,976
Tobacco Settlement Financing Corp. Series 2002-A Class C 6.250%, 06/01/42	1,300,000	1,311,661
United States Small Business Administration Series 2008-10A Class 1 5.471%, 03/10/18	3,012,281	3,301,473

		127,262,368

Asset-Backed—Student Loan—0.1%
SLM Student Loan Trust Series 2004-4 Class A4 0.690%, 01/25/19 (b)	6,212,316	6,189,771
Series 2008-2 Class A2 1.010%, 01/25/17 (b)	3,000,000	3,003,217
Series 2010-C Class A2 2.892%, 12/16/19 (144A) (b)	2,200,000	2,237,790

		11,430,778

Total Asset-Backed Securities (Cost $179,894,943)		177,644,339

MIST-270

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Preferred Stocks—0.6%

Security Description	Shares/Par Amount†	Value

Commercial Banks—0.6%
Wells Fargo & Co. Series L 7.500%, 12/31/49	53,950	$60,245,965

Total Convertible Preferred Stocks (Cost $40,014,654)		60,245,965

Preferred Stocks—0.2%

Diversified Financial Services—0.2%
GMAC Capital Trust I, Series 2 (b)	1,130,800	26,132,788

Total Preferred Stocks (Cost $28,270,000)		26,132,788

Loan Participation—0.2%

Consumer Finance—0.2%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17 (b)	23,300,000	21,469,901

Oil, Gas & Consumable Fuels—0.0%
Petroleum Export, Ltd. Term Loan 0.000%, 12/20/12 (b)	3,880,560	3,843,373

Total Loan Participation (Cost $27,065,845)		25,313,274

Short-Term Investments—4.5%

U.S. Treasury—0.1%
U.S. Treasury Bills 0.145%, 09/20/12 (g)	1,270,000	1,269,119
0.138%, 08/16/12 (e) (g)	559,000	558,707
0.128%, 08/30/12 (e) (g)	1,029,000	1,028,448
0.143%, 09/13/12 (e) (g)	1,750,000	1,748,856
0.133%, 08/23/12 (e) (g)	2,020,000	2,018,929

		6,624,059

Commercial Paper—0.4%
Bank of Nova Scotia 0.770%, 08/09/12	7,400,000	7,397,780
Itau Unibanco S.A. New York 1.000%, 05/09/12	8,900,000	8,884,843
0.010%, 05/16/12	30,000,000	29,939,495

		46,222,118

Repurchase Agreements—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $3,453,003 on 04/02/12, collateralized by $3,335,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $3,526,389.	3,453,000	3,453,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 03/30/12 at 0.12% to be repurchased at $2,600,026 on 04/02/12, collateralized by $2,662,400 U.S. Treasury Note at 2.00% due 11/15/21 with a value of $2,658,999.	2,600,000	2,600,000

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
UBS Securities, Inc. Repurchase Agreement dated 03/30/12 at 0.10 to be repurchased at $399,103,326 on 04/02/12, collateralized by $128,949,300 U.S. Treasury Note at 4.50% due 11/15/15 with a value of $148,868,026; collateralized by $260,093,600 U.S. Treasury Notes at 0.250% due 01/15/15 with a value of $258,764,550.	399,100,000	$399,100,000

		405,153,000

Total Short-Term Investments (Cost $457,999,177)		457,999,177

Total Investments—126.6% (Cost $12,553,615,899#)		12,700,517,937
Other assets and liabilities (net)—(26.6)%		(2,670,139,008)

Net Assets—100.0%		$10,030,378,929

†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $12,553,615,899. The aggregate unrealized appreciation and depreciation of investments were $349,372,943 and $(202,470,905), respectively, resulting in net unrealized appreciation of $146,902,038 for federal income tax purposes.
(a)	This security is traded on a “to-be-announced” basis.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $13,247,043.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2012, the market value of securities pledged was $21,951,838.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2012, the market value of securities pledged was $51,450,314.
(g)	Zero coupon bond - Interest rate represents current yield to maturity.
(h)	Security is in default and/or issuer is in bankruptcy.
(i)	Interest only security.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $1,103,657,887, which is 11.0% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GMTN)—	Global Medium-Term Note
(JPY)—	Japanese Yen
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(TBA)—	To Be Announced

MIST-271

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Sales Commitments

Securities Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Credit Suisse International/Goldman Sachs International	5.000%	TBA	$(134,818,594)	$(134,824,244)
U.S. Treasury Notes	Morgan Stanley Capital Services, Inc./UBS AG	0.250%	2/28/2014	(54,027,428)	(54,028,155)

				$(188,846,022)	$(188,852,399)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	Chicago Mercantile Exchange	3/17/2014	760	$188,024,699	$188,328,000	$303,301
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	6/20/2012	6,360	833,364,007	823,520,625	(9,843,382)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	6/29/2012	7,770	955,409,817	952,128,520	(3,281,297)

Net Unrealized Depreciation						$(12,821,378)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/23/2012	UBS AG	2,919,000	AUD	$3,016,807	$3,037,375	$(20,568)
4/3/2012	JPMorgan Chase Bank N.A.	344,424,966	BRL	188,679,485	194,370,748	(5,691,263)
6/1/2012	Barclays Bank plc	48,324,886	CNY	7,665,851	7,582,158	83,693
6/1/2012	Barclays Bank plc	56,871,000	CNY	9,021,534	8,900,000	121,534
6/1/2012	Barclays Bank plc	187,528,790	CNY	29,747,980	29,300,000	447,980
6/1/2012	Citibank N.A.	9,456,750	CNY	1,500,139	1,500,000	139
6/1/2012	Citibank N.A.	11,351,700	CNY	1,800,738	1,800,000	738
6/1/2012	Citibank N.A.	24,282,760	CNY	3,852,012	3,800,000	52,012
6/1/2012	Citibank N.A.	26,898,900	CNY	4,267,014	4,200,000	67,014
6/1/2012	JPMorgan Chase Bank N.A.	8,342,100	CNY	1,323,320	1,300,000	23,320
6/1/2012	JPMorgan Chase Bank N.A.	13,871,000	CNY	2,200,378	2,200,000	378
6/1/2012	JPMorgan Chase Bank N.A.	14,117,400	CNY	2,239,465	2,200,000	39,465
6/1/2012	JPMorgan Chase Bank N.A.	15,965,000	CNY	2,532,553	2,500,001	32,552
6/1/2012	JPMorgan Chase Bank N.A.	18,906,000	CNY	2,999,088	3,000,000	(912)
6/1/2012	JPMorgan Chase Bank N.A.	19,251,000	CNY	3,053,816	3,000,000	53,816
6/1/2012	JPMorgan Chase Bank N.A.	29,348,000	CNY	4,655,518	4,600,000	55,518
6/1/2012	JPMorgan Chase Bank N.A.	33,909,400	CNY	5,379,100	5,300,000	79,100
6/1/2012	JPMorgan Chase Bank N.A.	42,153,050	CNY	6,686,803	6,700,000	(13,197)
6/1/2012	JPMorgan Chase Bank N.A.	46,333,100	CNY	7,349,891	7,300,000	49,891
6/1/2012	Morgan Stanley & Co., Inc.	16,607,500	CNY	2,634,473	2,600,000	34,473
6/1/2012	Morgan Stanley & Co., Inc.	24,841,050	CNY	3,940,574	3,900,000	40,574
2/1/2013	Citibank N.A.	100,000,000	CNY	15,851,629	15,745,552	106,077
5/24/2012	JPMorgan Chase Bank N.A.	971,000	DKK	174,097	173,279	818
4/3/2012	HSBC Bank USA	5,000,000	EUR	6,668,498	6,652,575	15,923
4/3/2012	UBS AG	156,337,000	EUR	208,506,603	207,877,400	629,203
4/5/2012	Barclays Bank plc	6,600,000	EUR	8,802,493	8,761,599	40,894
4/16/2012	Barclays Bank plc	520,000	EUR	693,562	665,671	27,891
4/16/2012	Barclays Bank plc	2,327,000	EUR	3,103,691	3,044,992	58,699
4/16/2012	Deutsche Bank AG	12,898,000	EUR	17,203,008	16,485,772	717,236
4/16/2012	Deutsche Bank AG	16,655,000	EUR	22,213,995	22,260,407	(46,412)
4/16/2012	JPMorgan Chase Bank N.A.	2,033,000	EUR	2,711,561	2,673,212	38,349
4/16/2012	JPMorgan Chase Bank N.A.	9,182,000	EUR	12,246,707	12,177,823	68,884
4/16/2012	UBS AG	1,918,000	EUR	2,558,177	2,521,320	36,857
4/16/2012	UBS AG	9,418,000	EUR	12,561,477	12,539,897	21,580
5/2/2012	Citibank N.A.	156,337,000	EUR	208,532,294	206,945,319	1,586,975

MIST-272

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/14/2012	Barclays Bank plc	116,000	EUR	$154,767	$154,807	$(40)
6/14/2012	Barclays Bank plc	188,000	EUR	250,829	245,906	4,923
6/14/2012	Barclays Bank plc	1,800,000	EUR	2,401,553	2,389,250	12,303
6/14/2012	Barclays Bank plc	2,291,000	EUR	3,056,643	3,034,269	22,374
6/14/2012	Barclays Bank plc	2,400,000	EUR	3,202,070	3,195,545	6,525
6/14/2012	Barclays Bank plc	5,000,000	EUR	6,670,979	6,636,803	34,176
6/14/2012	Barclays Bank plc	15,400,000	EUR	20,546,616	20,399,240	147,376
6/14/2012	Citibank N.A.	2,303,000	EUR	3,072,653	3,017,257	55,396
6/14/2012	Citibank N.A.	5,050,000	EUR	6,737,689	6,659,405	78,284
6/14/2012	Citibank N.A.	17,961,000	EUR	23,963,492	23,531,461	432,031
6/14/2012	JPMorgan Chase Bank N.A.	5,167,000	EUR	6,893,790	6,895,434	(1,644)
6/14/2012	JPMorgan Chase Bank N.A.	6,199,000	EUR	8,270,680	8,173,474	97,206
6/14/2012	JPMorgan Chase Bank N.A.	23,342,000	EUR	31,142,800	30,908,987	233,813
6/14/2012	UBS AG	3,600,000	EUR	4,803,105	4,776,209	26,896
6/14/2012	UBS AG	15,225,000	EUR	20,313,132	20,199,382	113,750
6/14/2012	UBS AG	23,200,000	EUR	30,953,344	30,231,920	721,424
6/12/2012	Citibank N.A.	386,000	GBP	617,119	605,783	11,336
6/12/2012	JPMorgan Chase Bank N.A.	5,667,000	GBP	9,060,141	8,975,299	84,842
6/12/2012	JPMorgan Chase Bank N.A.	5,700,000	GBP	9,112,899	9,114,003	(1,104)
6/12/2012	JPMorgan Chase Bank N.A.	5,800,000	GBP	9,272,775	9,226,872	45,903
6/12/2012	UBS AG	7,002,000	GBP	11,194,477	11,114,617	79,860
7/2/2012	JPMorgan Chase Bank N.A.	111,848,123,000	IDR	12,117,301	11,886,091	231,210
7/12/2012	JPMorgan Chase Bank N.A.	1,937,092,000	INR	37,261,967	41,675,818	(4,413,851)
4/27/2012	Barclays Bank plc	373,750,000	JPY	4,516,417	4,695,264	(178,847)
4/27/2012	Citibank N.A.	1,500,000,000	JPY	18,126,087	18,977,013	(850,926)
4/27/2012	Citibank N.A.	1,500,000,000	JPY	18,126,087	18,849,431	(723,344)
4/27/2012	Deutsche Bank AG	1,500,000,000	JPY	18,126,087	18,846,944	(720,857)
4/27/2012	JPMorgan Chase Bank N.A.	1,121,250,000	JPY	13,549,250	14,089,596	(540,346)
4/27/2012	JPMorgan Chase Bank N.A.	1,500,000,000	JPY	18,126,087	18,974,492	(848,405)
4/27/2012	UBS AG	1,495,000,000	JPY	18,065,666	18,787,897	(722,231)
5/7/2012	Deutsche Bank AG	494,077,028	JPY	5,970,947	6,300,275	(329,328)
5/7/2012	UBS AG	335,922,972	JPY	4,059,647	4,285,825	(226,178)
5/14/2012	Barclays Bank plc	1,960,000,000	JPY	23,688,252	24,957,661	(1,269,409)
5/14/2012	Deutsche Bank AG	1,960,000,000	JPY	23,688,252	24,960,522	(1,272,270)
5/14/2012	UBS AG	2,390,000,000	JPY	28,885,164	30,471,868	(1,586,704)
6/15/2012	JPMorgan Chase Bank N.A.	80,177	MXN	6,224	6,287	(63)
6/15/2012	UBS AG	567,919	MXN	44,087	44,125	(38)
4/23/2012	JPMorgan Chase Bank N.A.	40,383,557	MYR	13,163,114	13,314,723	(151,609)

Net Unrealized Depreciation						$(12,638,335)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/23/2012	Barclays Bank plc	22,405,000	AUD	$23,155,726	$23,899,750	$744,024
4/3/2012	Deutsche Bank AG	344,424,966	BRL	188,679,485	197,423,459	8,743,974
6/4/2012	JPMorgan Chase Bank N.A.	344,424,966	BRL	186,251,165	192,051,392	5,800,227
6/21/2012	Barclays Bank plc	265,897,000	CAD	266,134,686	268,435,054	2,300,368
6/1/2012	Barclays Bank plc	27,219,000	CNY	4,317,792	4,300,000	(17,792)
6/1/2012	Barclays Bank plc	15,373,200	CNY	2,438,674	2,400,000	(38,674)
6/1/2012	Barclays Bank plc	5,881,136	CNY	932,934	931,149	(1,785)
6/1/2012	Credit Suisse International	86,864,100	CNY	13,779,386	13,800,000	20,614
6/1/2012	Credit Suisse International	35,861,550	CNY	5,688,773	5,700,000	11,227
6/1/2012	Credit Suisse International	34,754,500	CNY	5,513,160	5,500,000	(13,160)
6/1/2012	Deutsche Bank AG	8,184,150	CNY	1,298,264	1,300,000	1,736
6/1/2012	JPMorgan Chase Bank N.A.	15,318,000	CNY	2,429,918	2,400,000	(29,918)
6/1/2012	JPMorgan Chase Bank N.A.	14,052,500	CNY	2,229,170	2,200,000	(29,170)

MIST-273

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/1/2012	JPMorgan Chase Bank N.A.	9,637,500	CNY	$1,528,811	$1,500,000	$(28,811)
6/1/2012	JPMorgan Chase Bank N.A.	9,628,500	CNY	1,527,384	1,500,000	(27,384)
6/1/2012	Morgan Stanley & Co., Inc.	144,647,000	CNY	22,945,576	23,000,000	54,424
6/1/2012	UBS AG	41,497,500	CNY	6,582,812	6,600,000	17,188
6/1/2012	UBS AG	35,867,250	CNY	5,689,677	5,700,000	10,323
6/1/2012	UBS AG	28,986,900	CNY	4,598,237	4,600,000	1,763
6/1/2012	UBS AG	28,984,600	CNY	4,597,872	4,600,000	2,128
6/1/2012	UBS AG	28,952,400	CNY	4,592,764	4,600,000	7,236
6/1/2012	UBS AG	20,747,100	CNY	3,291,144	3,300,000	8,856
6/1/2012	UBS AG	18,916,500	CNY	3,000,754	3,000,000	(754)
6/1/2012	UBS AG	17,883,600	CNY	2,836,903	2,800,000	(36,903)
6/1/2012	UBS AG	10,288,000	CNY	1,632,001	1,600,000	(32,001)
6/1/2012	UBS AG	8,814,400	CNY	1,398,242	1,400,000	1,758
2/1/2013	Barclays Bank plc	15,447,200	CNY	2,448,633	2,447,663	(970)
2/1/2013	Credit Suisse International	22,032,500	CNY	3,492,510	3,500,000	7,490
2/1/2013	UBS AG	34,098,300	CNY	5,405,136	5,400,000	(5,136)
2/1/2013	UBS AG	28,422,000	CNY	4,505,350	4,500,000	(5,350)
5/24/2012	Deutsche Bank AG	153,776,000	DKK	27,571,457	27,387,619	(183,838)
4/3/2012	Barclays Bank plc	5,000,000	EUR	6,668,498	6,634,525	(33,973)
4/3/2012	Citibank N.A.	156,337,000	EUR	208,506,603	206,912,019	(1,594,584)
4/16/2012	Barclays Bank plc	4,235,000	EUR	5,648,530	5,394,501	(254,029)
4/16/2012	Citibank N.A.	608,141,000	EUR	811,122,239	786,669,913	(24,452,326)
4/16/2012	Citibank N.A.	5,449,000	EUR	7,267,731	6,925,152	(342,579)
4/16/2012	Citibank N.A.	2,565,000	EUR	3,421,128	3,349,736	(71,392)
6/14/2012	UBS AG	4,000	EUR	5,337	5,263	(74)
6/12/2012	UBS AG	74,649,000	GBP	119,345,408	117,648,168	(1,697,240)
7/2/2012	Goldman Sachs & Co.	111,848,123,000	IDR	12,117,301	12,020,217	(97,084)
7/12/2012	Barclays Bank plc	1,138,247,000	INR	21,895,357	22,063,326	167,969
7/12/2012	Deutsche Bank AG	285,152,000	INR	5,485,193	5,600,000	114,807
7/12/2012	JPMorgan Chase Bank N.A.	234,094,000	INR	4,503,040	4,600,000	96,960
7/12/2012	JPMorgan Chase Bank N.A.	159,099,000	INR	3,060,434	3,125,717	65,283
7/12/2012	JPMorgan Chase Bank N.A.	120,500,000	INR	2,317,942	2,369,901	51,959
4/27/2012	Barclays Bank plc	2,190,204,244	JPY	26,466,555	28,196,122	1,729,567
4/27/2012	Citibank N.A.	2,920,272,326	JPY	35,288,740	37,590,232	2,301,492
4/27/2012	Deutsche Bank AG	2,920,272,326	JPY	35,288,740	37,589,748	2,301,008
4/27/2012	JPMorgan Chase Bank N.A.	1,460,136,163	JPY	17,644,370	18,796,810	1,152,440
4/27/2012	UBS AG	2,219,114,941	JPY	26,815,913	28,565,001	1,749,088
5/7/2012	Barclays Bank plc	341,336,757	JPY	4,125,073	4,481,720	356,647
5/7/2012	Deutsche Bank AG	393,868,402	JPY	4,759,920	5,173,507	413,587
5/7/2012	JPMorgan Chase Bank N.A.	94,794,841	JPY	1,145,601	1,245,302	99,701
5/14/2012	UBS AG	6,310,000,000	JPY	76,261,668	82,095,184	5,833,516
6/15/2012	Morgan Stanley & Co., Inc.	634,035	MXN	49,220	49,434	214
4/23/2012	Citibank N.A.	40,383,557	MYR	13,163,115	13,047,999	(115,116)
5/15/2012	Deutsche Bank AG	18,450,482	SGD	14,678,305	14,789,017	110,712

Net Unrealized Appreciation						$5,168,243

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(SGD)—	Singapore Dollar

MIST-274

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Options Written

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$(5,800,000)	$(43,500)	$(14,949)	$28,551
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	3/12/2020	(16,200,000)	(137,080)	(25,431)	111,649
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(38,800,000)	(346,040)	(64,242)	281,798
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(17,500,000)	(225,750)	(31,259)	194,491
Floor - OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	(18,000,000)	(176,400)	(51,148)	125,252

Total						$(928,770)	$(187,029)	$741,741

CPURNSA—Consumer	Price All Urban Non-Seasonally Adjusted.

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$(40,200,000)	$(242,205)	$(4)	$242,201
Put - OTC - 3-Year Interest Rate Swap	Barclays Capital, Inc.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(50,200,000)	(448,989)	(10)	448,979
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(72,500,000)	(788,856)	(15)	788,841
Put - OTC - 3-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(115,800,000)	(732,435)	(23)	732,412
Put - OTC - 3-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(167,600,000)	(1,750,744)	(34)	1,750,710
Put - OTC - 3-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(189,200,000)	(2,064,210)	(38)	2,064,172
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	(240,800,000)	(2,499,648)	(241)	2,499,407
Put - OTC - 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	(23,000,000)	(156,688)	(2,316)	154,372
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	(99,100,000)	(2,450,082)	(4,331)	2,445,751
Put - OTC - 2-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	(89,300,000)	(529,847)	(8,993)	520,854
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	(196,500,000)	(1,247,163)	(19,788)	1,227,375
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	(139,600,000)	(796,458)	(65,793)	730,665
Put - OTC - 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	(51,000,000)	(229,500)	(89,265)	140,235
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	(39,300,000)	(403,808)	(100,459)	303,349
Call - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	(20,900,000)	(194,370)	(135,959)	58,411
Call - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	(31,300,000)	(292,655)	(203,613)	89,042
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	(53,100,000)	(285,413)	(356,264)	(70,851)

MIST-275

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Interest Rate Swaptions—(Continued)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	$(53,700,000)	$(240,308)	$(360,289)	$(119,981)
Put - OTC - 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	(104,900,000)	(740,358)	(428,086)	312,272
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	(70,700,000)	(487,830)	(474,348)	13,482
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	(20,900,000)	(403,370)	(481,739)	(78,369)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	(52,900,000)	(497,020)	(557,815)	(60,795)
Put - OTC - 1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	(353,800,000)	(982,198)	(619,256)	362,942
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	(31,300,000)	(607,220)	(721,456)	(114,236)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	(207,500,000)	(2,372,914)	(974,669)	1,398,245
Put - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	(213,200,000)	(1,284,529)	(1,001,442)	283,087
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	(328,600,000)	(3,469,444)	(2,204,675)	1,264,769
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	(545,400,000)	(7,723,214)	(2,561,853)	5,161,361

Total							$(33,921,476)	$(11,372,774)	$22,548,702

Swap Agreements

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ Depreciation
Pay	AUD 6MBB	4.250%	06/15/2017	Barclays Capital, Inc.	AUD	2,800,000	$(19,615)	$(2,754)	$(16,861)
Pay	AUD 6MBB	5.000%	06/15/2017	Citibank N.A.	AUD	5,800,000	158,712	43,670	115,042
Pay	AUD 6MBB	4.250%	06/15/2017	Citibank N.A.	AUD	4,100,000	(28,721)	(19,896)	(8,825)
Pay	AUD 6MBB	5.000%	06/15/2017	Deutsche Bank AG	AUD	8,600,000	235,332	67,697	167,635
Pay	AUD 6MBB	4.250%	06/15/2017	Deutsche Bank AG	AUD	6,900,000	(48,334)	(15,094)	(33,240)
Pay	AUD 6MBB	5.000%	06/15/2017	Goldman Sachs & Co.	AUD	62,600,000	1,712,996	237,387	1,475,609
Pay	AUD 6MBB	5.250%	06/15/2022	Citibank N.A.	AUD	16,300,000	610,601	(116,321)	726,922
Pay	BRL CDI	12.455%	01/02/2013	Barclays Capital, Inc.	BRL	18,800,000	312,900	9,206	303,694
Pay	BRL CDI	11.930%	01/02/2013	Goldman Sachs Bank USA	BRL	63,700,000	1,362,422	(91,373)	1,453,795
Pay	BRL CDI	11.890%	01/02/2013	Goldman Sachs Bank USA	BRL	52,700,000	1,115,844	47,758	1,068,086
Pay	BRL CDI	12.070%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	64,200,000	1,227,497	150,874	1,076,623
Pay	BRL CDI	12.170%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	43,900,000	1,101,356	158,550	942,806
Pay	BRL CDI	12.590%	01/02/2013	Morgan Stanley Capital Services, Inc.	BRL	321,000,000	8,295,848	289,533	8,006,315
Pay	BRL CDI	11.980%	01/02/2013	Morgan Stanley Capital Services, Inc.	BRL	31,600,000	699,523	49,229	650,294
Receive	BRL CDI	12.500%	01/02/2013	Morgan Stanley Capital Services, Inc.	BRL	39,400,000	669,501	29,991	639,510
Pay	BRL CDI	10.455%	01/02/2013	Morgan Stanley Capital Services, Inc.	BRL	20,000,000	86,557	(10,421)	96,978
Pay	BRL CDI	10.605%	01/02/2013	UBS AG	BRL	30,800,000	164,813	—	164,813
Pay	BRL CDI	11.990%	01/02/2014	Barclays Capital, Inc.	BRL	19,400,000	543,175	86,039	457,136
Pay	BRL CDI	10.830%	01/02/2014	Barclays Capital, Inc.	BRL	9,300,000	94,930	6,125	88,805
Pay	BRL CDI	12.110%	01/02/2014	Goldman Sachs Bank USA	BRL	23,900,000	944,978	192,551	752,427
Pay	BRL CDI	10.870%	01/02/2014	JPMorgan Chase Bank N.A.	BRL	15,500,000	164,338	—	164,338
Pay	BRL CDI	11.890%	01/02/2014	Morgan Stanley Capital Services, Inc.	BRL	38,000,000	900,237	(3,526)	903,763
Pay	BRL CDI	12.540%	01/02/2014	Morgan Stanley Capital Services, Inc.	BRL	31,900,000	834,054	(21,667)	855,721
Pay	BRL CDI	11.670%	01/02/2014	Morgan Stanley Capital Services, Inc.	BRL	27,600,000	492,559	10,991	481,568
Pay	BRL CDI	10.580%	01/02/2014	Morgan Stanley Capital Services, Inc.	BRL	59,500,000	458,392	(109,697)	568,089
Pay	BRL CDI	12.510%	01/02/2014	Morgan Stanley Capital Services, Inc.	BRL	3,400,000	127,099	15,642	111,457

MIST-276

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ Depreciation
Pay	BRL CDI	10.770%	01/02/2014	UBS AG	BRL	12,600,000	$120,995	$(6,035)	$127,030
Pay	MXN TIIE	5.600%	09/06/2016	Barclays Capital, Inc.	MXN	313,000,000	38,131	145,041	(106,910)
Pay	MXN TIIE	5.600%	09/06/2016	Morgan Stanley Capital Services, Inc.	MXN	37,200,000	4,531	7,444	(2,913)
Pay	MXN TIIE	6.350%	06/02/2021	Morgan Stanley Capital Services, Inc.	MXN	30,900,000	(27,813)	7,317	(35,130)

Totals							$22,352,838	$1,158,261	$21,194,577

Centrally Cleared Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ Depreciation
Pay	USD 3ML	1.500%	03/18/2016	USD	(177,800,000)	$(417,944)
Pay	USD 3ML	1.000%	06/20/2017	USD	(6,950,000)	5,476
Receive	USD 3ML	4.250%	06/15/2041	USD	(335,900,000)	16,076,341
Receive	USD 3ML	2.750%	06/20/2042	USD	(72,700,000)	2,667,840

Total						$18,331,713

Credit Default Swaps on corporate and sovereign issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America N.A.	0.930%	$5,000,000	$39,705	$—	$39,705
Con-way, Inc. 7.250%, due 1/15/2018	(1.834%)	03/20/2018	Bank of America N.A.	2.730%	10,000,000	475,386	—	475,386
Liberty Mutual Group, Inc. 5.750%, due 3/15/2014	(0.680%)	03/20/2014	Bank of America N.A.	1.490%	5,750,000	90,035	—	90,035
Limited Brands, Inc. 6.900%, due 7/15/2017	(2.290%)	09/20/2017	Bank of America N.A.	1.900%	10,000,000	(199,192)	—	(199,192)
Limited Brands, Inc. 6.900%, due 7/15/2017	(3.113%)	09/20/2017	Morgan Stanley Capital Services, Inc.	1.900%	5,000,000	(308,940)	—	(308,940)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.830%)	06/20/2014	JPMorgan Chase Bank N.A.	0.170%	5,000,000	(73,651)	—	(73,651)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.760%)	06/20/2014	Morgan Stanley Capital Services, Inc.	0.170%	8,500,000	(111,935)	—	(111,935)
R.R. Donnelley & Sons Co. 4.950%, due 4/01/2014	(1.030%)	06/20/2014	Bank of America N.A.	4.710%	2,650,000	202,930	—	202,930
Rohm & Haas Co. 6.000%, due 9/15/2017	(0.423%)	09/20/2017	Bank of America N.A.	0.310%	8,500,000	(52,143)	—	(52,143)

Totals						$62,195	$—	$62,195

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 8.300%, due 2/12/2015	5.000%	12/20/2016	Deutsche Bank AG	4.320%	$7,600,000	$203,760	$(202,297)	$406,057
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/2020	Goldman Sachs International	2.220%	2,700,000	(231,803)	(580,817)	349,014
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/2020	UBS AG	2.220%	100,000	(8,585)	(22,065)	13,480

MIST-277

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal 6.125% due 6/1/2018	1.000%	06/20/2016	Credit Suisse International	4.360%	$	4,400,000	$(552,527)	$(221,992)	$(330,535)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/2015	Goldman Sachs International	1.040%		3,100,000	(3,489)	(54,777)	51,288
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/2016	Citibank N.A.	1.220%		900,000	(7,648)	(10,165)	2,517
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2012	Barclays Capital, Inc.	0.430%		4,700,000	19,722	7,188	12,534
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	Citibank N.A.	0.880%		11,700,000	45,931	(327,293)	373,224
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	Deutsche Bank AG	0.880%		6,100,000	23,947	(66,949)	90,896
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	JPMorgan Chase Bank N.A.	0.880%		12,700,000	49,857	(139,386)	189,243
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2015	Citibank N.A.	0.920%		1,200,000	3,113	(18,832)	21,945
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2015	JPMorgan Chase Bank N.A.	0.920%		4,100,000	10,634	(41,229)	51,863
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2015	UBS AG	0.920%		1,600,000	4,150	(15,139)	19,289
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	0.960%		37,100,000	47,818	(214,047)	261,865
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/2016	Citibank N.A.	1.000%		14,800,000	(53)	(280,796)	280,743
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/2016	Deutsche Bank AG	1.000%		25,000,000	(88)	(146,458)	146,370
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/2016	Morgan Stanley Capital Services, Inc.	1.000%		25,000,000	(88)	(146,458)	146,370
Brazilian Government International Bond 12.250% due 3/6/2030	1.000%	06/20/2016	Citibank N.A.	1.030%		19,300,000	(25,065)	(65,160)	40,095
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2016	Deutsche Bank AG	1.030%		11,000,000	(14,286)	(36,869)	22,583
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2016	JPMorgan Chase Bank N.A.	1.080%		5,900,000	(21,729)	(34,458)	12,729
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2016	Barclays Capital, Inc.	1.130%		31,100,000	(186,940)	(783,302)	596,362
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2021	Barclays Capital, Inc.	1.530%		5,000,000	(218,886)	(295,327)	76,441
Caterpillar, Inc. 5.700%, due 8/15/2016	1.000%	06/20/2013	Morgan Stanley Capital Services, Inc.	0.220%		18,000,000	173,663	107,606	66,057
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2015	Deutsche Bank AG	0.660%		15,000,000	151,315	85,576	65,739

MIST-278

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2016	BNP Paribas S.A.	0.870%	$	600,000	$3,082	$7,258	$(4,176)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2016	Barclays Capital, Inc.	0.870%		1,200,000	6,163	14,340	(8,177)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	Citibank N.A.	0.910%		13,400,000	48,812	141,012	(92,200)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	Deutsche Bank AG	0.910%		3,600,000	13,113	34,343	(21,230)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	JPMorgan Chase Bank N.A.	0.910%		11,700,000	42,619	125,946	(83,327)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	Deutsche Bank AG	0.980%		2,200,000	2,174	12,154	(9,980)
China Government International Bond 4.750%, due 10/29/2013	1.000%	09/20/2016	Goldman Sachs International	0.980%		800,000	790	4,287	(3,497)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	JPMorgan Chase Bank N.A.	0.980%		6,400,000	6,325	38,707	(32,382)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	Morgan Stanley Capital Services, Inc.	0.980%		2,400,000	2,372	12,238	(9,866)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	UBS AG	0.980%		700,000	692	3,634	(2,942)
General Electric Capital Corp. 5.625%, due 9/15/2017	6.950%	03/20/2013	Citibank N.A.	0.490%		375,000	23,681	—	23,681
General Electric Capital Corp. 5.625%, due 9/15/2017	4.200%	12/20/2013	Citibank N.A.	0.780%		21,900,000	1,290,274	—	1,290,274
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/2013	Citibank N.A.	0.780%		20,800,000	1,153,826	—	1,153,826
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank N.A.	0.780%		9,100,000	638,003	—	638,003
General Electric Capital Corp. 5.625%, due 9/15/2017	4.325%	12/20/2013	Citibank N.A.	0.780%		10,200,000	622,906	—	622,906
General Electric Capital Corp. 5.625%, due 9/15/2017	4.875%	12/20/2013	Citibank N.A.	0.780%		3,100,000	218,676	—	218,676
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/2013	Citibank N.A.	0.780%		3,600,000	199,701	—	199,701
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	1.180%		13,500,000	(86,062)	(264,491)	178,429
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2015	UBS AG	1.330%		1,400,000	(50,759)	(37,101)	(13,658)
Government of France 4.250%, due 4/25/2019	0.250%	03/20/2016	Deutsche Bank AG	1.420%		7,200,000	(322,350)	(291,432)	(30,918)
Government of France 4.250%, due 4/25/2019	0.250%	03/20/2016	Morgan Stanley Capital Services, Inc.	1.420%		1,600,000	(71,633)	(54,485)	(17,148)
Government of France 4.250%, due 4/25/2019	0.250%	03/20/2016	UBS AG	1.420%		2,500,000	(111,927)	(101,149)	(10,778)
Government of France 4.250% due 4/25/2019	0.250%	06/20/2016	Goldman Sachs International	1.460%		26,100,000	(1,278,555)	(681,657)	(596,898)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Barclays Capital, Inc.	1.530%		2,900,000	(157,439)	(177,319)	19,880

MIST-279

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Deutsche Bank AG	1.530%	$24,400,000	$(1,324,658)	$(1,906,816)	$582,158
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Goldman Sachs International	1.530%	3,700,000	(200,870)	(187,727)	(13,143)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Morgan Stanley Capital Services, Inc.	1.530%	3,600,000	(195,441)	(169,989)	(25,452)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	UBS AG	1.530%	600,000	(32,574)	(31,822)	(752)
Government of France 4.250%, due 4/25/2019	0.250%	12/20/2016	Goldman Sachs International	1.580%	15,200,000	(903,547)	(1,136,275)	232,728
Government of South Korea 4.875% due 9/22/2014	1.000%	06/20/2016	Deutsche Bank AG	1.000%	3,100,000	81	1,476	(1,395)
Government of South Korea 4.875% due 9/22/2014	1.000%	06/20/2016	Deutsche Bank AG	1.000%	2,000,000	52	1,429	(1,377)
Government of South Korea 4.875%, due 9/22/2014	1.000%	09/20/2016	UBS AG	1.070%	8,100,000	(24,261)	—	(24,261)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	12/20/2015	Goldman Sachs International	0.740%	6,700,000	64,520	163,889	(99,369)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2016	JPMorgan Chase Bank N.A.	0.780%	4,300,000	36,762	37,798	(1,036)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Deutsche Bank AG	0.960%	6,100,000	11,296	(43,740)	55,036
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Goldman Sachs International	0.960%	32,600,000	60,370	(234,039)	294,409
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Goldman Sachs International	0.960%	18,400,000	34,074	(153,964)	188,038
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Morgan Stanley Capital Services, Inc.	0.960%	6,100,000	11,296	(40,840)	52,136
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	Goldman Sachs International	1.000%	10,000,000	80	(29,747)	29,827
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	Goldman Sachs International	1.000%	1,100,000	9	(3,271)	3,280
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	Morgan Stanley Capital Services, Inc.	1.000%	5,600,000	45	(15,268)	15,313
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	UBS AG	1.000%	10,000,000	80	(29,747)	29,827
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2015	Citibank N.A.	0.780%	4,300,000	27,664	(98,727)	126,391
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2015	Deutsche Bank AG	0.780%	6,400,000	41,174	(146,943)	188,117
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2015	Citibank N.A.	0.870%	1,900,000	8,351	(28,651)	37,002
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2015	UBS AG	0.870%	600,000	2,637	(8,488)	11,125
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2016	Barclays Capital, Inc.	0.950%	31,800,000	57,442	(244,359)	301,801
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	03/20/2016	Citibank N.A.	0.950%	7,200,000	13,006	(130,608)	143,614
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2016	Deutsche Bank AG	0.950%	20,600,000	37,211	(151,130)	188,341
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	06/20/2016	Citibank N.A.	0.990%	10,000,000	5,154	(21,564)	26,718

MIST-280

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2016	Goldman Sachs International	1.040%	$4,600,000	$(8,401)	$(21,933)	$13,532
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2016	Morgan Stanley Capital Services, Inc.	1.040%	9,400,000	(17,168)	(40,540)	23,372
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2016	UBS AG	1.040%	4,100,000	(7,488)	(17,990)	10,502
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2021	Barclays Capital, Inc.	1.480%	24,600,000	(927,719)	(1,177,460)	249,741
Morgan Stanley 6.600%, due 4/1/2012	1.000%	09/20/2012	Barclays Capital, Inc.	2.170%	800,000	(4,482)	(15,738)	11,256
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	12/20/2016	Citibank N.A.	0.650%	4,800,000	(88,837)	(190,069)	101,232
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	12/20/2016	Goldman Sachs International	0.650%	9,600,000	(177,674)	(377,857)	200,183
Republic of Indonesia 6.750%, due 3/10/2014	1.000%	09/20/2015	Citibank N.A.	1.140%	1,400,000	(6,640)	(31,728)	25,088
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/2016	Barclays Capital, Inc.	1.350%	5,000,000	(70,436)	(78,629)	8,193
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/2016	Barclays Capital, Inc.	1.350%	5,600,000	(78,888)	(89,360)	10,472
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/2016	Citibank N.A.	1.350%	1,700,000	(23,948)	(32,306)	8,358
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/2016	Citibank N.A.	1.350%	4,200,000	(59,166)	(77,852)	18,686
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/2016	Morgan Stanley Capital Services, Inc.	1.440%	5,900,000	(111,560)	(87,543)	(24,017)
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/2016	UBS AG	1.440%	2,600,000	(49,162)	(41,034)	(8,128)
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/2021	Citibank N.A.	2.140%	3,400,000	(297,141)	(243,711)	(53,430)
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/2021	UBS AG	2.140%	1,700,000	(148,570)	(124,288)	(24,282)
Republic of Italy 6.875%, due 9/27/2023	1.000%	03/20/2016	Goldman Sachs International	3.730%	12,100,000	(1,173,320)	(401,844)	(771,476)
Republic of Kazakhstan	1.000%	03/20/2016	Citibank N.A.	1.807%	1,200,000	(37,190)	(34,632)	(2,558)
Russian Federation 7.500%, due 3/31/2030	1.000%	12/20/2012	Barclays Capital, Inc.	0.450%	13,000,000	52,626	(179,815)	232,441
Russian Federation 7.500%, due 3/31/2030	1.000%	12/20/2012	Citibank N.A.	0.450%	12,000,000	48,578	(165,983)	214,561
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	09/20/2015	UBS AG	0.170%	31,800,000	113,855	(477,132)	590,987
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	03/20/2016	BNP Paribas S.A.	0.210%	21,500,000	48,214	(303,268)	351,482
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/2015	JPMorgan Chase Bank N.A.	0.270%	2,900,000	62,856	12,266	50,590
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/2015	JPMorgan Chase Bank N.A.	0.270%	1,500,000	32,512	7,052	25,460
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Goldman Sachs International	0.290%	35,400,000	808,714	327,080	481,634
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Goldman Sachs International	0.390%	2,400,000	54,120	55,666	(1,546)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/2016	Credit Suisse International	0.430%	2,500,000	56,014	48,244	7,770
United Kingdom Gilt 4.250% due 6/7/2032	1.000%	06/20/2016	UBS AG	0.470%	5,500,000	122,422	95,155	27,267

Totals						$(2,500,719)	$(12,991,533)	$10,490,814

MIST-281

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Credit Default Swaps on credit indicies—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index, Series 12	5.000%	12/20/2014	Deutsche Bank AG	1.940%	$4,400,000	$355,267	$439,300	$(84,033)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Barclays Capital, Inc.	2.020%	62,900,000	5,793,925	7,847,300	(2,053,375)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Deutsche Bank AG	2.020%	40,900,000	3,767,433	5,209,850	(1,442,417)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	JPMorgan Chase Bank N.A.	2.020%	29,900,000	2,754,187	3,609,900	(855,713)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Morgan Stanley Capital Services, Inc.	2.020%	11,300,000	1,040,880	1,326,150	(285,270)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Barclays Capital, Inc.	2.150%	2,900,000	290,979	395,850	(104,871)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	2.150%	6,000,000	602,026	830,100	(228,074)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	2.150%	1,200,000	120,405	158,400	(37,995)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	2.150%	5,000,000	501,689	650,000	(148,311)
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/2017	JPMorgan Chase Bank N.A.	0.170%	1,928,998	40,926	—	40,926
Markit CDX North America Investment Grade, Series 10	0.463%	06/20/2013	Goldman Sachs International	0.020%	6,172,793	33,389	—	33,389

Totals						$15,301,106	$20,466,850	$(5,165,744)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-282

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$4,563,433,344	$15,376,507	$4,578,809,851
Federal Agencies	—	345,596,173	—	345,596,173
U.S. Treasury	—	3,309,392,470	—	3,309,392,470
Total U.S. Treasury & Government Agencies	—	8,218,421,987	15,376,507	8,233,798,494
Total Foreign Bonds & Debt Securities*	—	1,631,748,262	—	1,631,748,262
Total Domestic Bonds & Debt Securities*	—	1,310,885,039	—	1,310,885,039
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	280,055,864	984	280,056,848
Commercial Mortgage-Backed Securities	—	157,907,492	—	157,907,492
Total Mortgage-Backed Securities	—	437,963,356	984	437,964,340
Total Municipals*	—	338,786,259	—	338,786,259
Total Asset-Backed Securities*	—	177,644,339	—	177,644,339
Total Convertible Preferred Stocks*	60,245,965	—	—	60,245,965
Total Preferred Stocks*	26,132,788	—	—	26,132,788
Total Loan Participation*	—	25,313,274	—	25,313,274
Short-Term Investments
U.S. Treasury	—	6,624,059	—	6,624,059
Commercial Paper	—	46,222,118	—	46,222,118
Repurchase Agreements	—	405,153,000	—	405,153,000
Total Short-Term Investments	—	457,999,177	—	457,999,177
Total Investments	$86,378,753	$12,598,761,693	$15,377,491	$12,700,517,937

Forward Sales Commitments	$—	$(188,852,399)	$—	$(188,852,399)

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$41,249,497	$—	$41,249,497
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(48,719,589)	—	(48,719,589)
Total Forward Contracts	$—	$(7,470,092)	$—	$(7,470,092)

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$303,301	$—	$—	$303,301
Futures Contracts (Unrealized Depreciation)	(13,124,679)	—	—	(13,124,679)
Total Futures Contracts	$(12,821,378)	$—	$—	$(12,821,378)

Written Options**
Inflation Floor	$—	$(187,029)	$—	$(187,029)
Interest Rate Swaps	—	(11,372,774)	—	(11,372,774)
Total Written Options	$—	$(11,559,803)	$—	$(11,559,803)

MIST-283

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts**
OTC Swap contracts at value (Assets)	$—	$45,404,817	$—	$45,404,817
OTC Swap contracts at value (Liabilities)	—	(10,189,397)	—	(10,189,397)
Total OTC Swap Contracts	$—	$35,215,420	$—	$35,215,420

Centrally Cleared Swap Contracts**
Centrally Cleared Swaps (Unrealized Appreciation)	$—	$18,749,657	$—	$18,749,657
Centrally Cleared Swaps (Unrealized Depreciation)	—	(417,944)	—	(417,944)
Total Centrally Cleared Swap Contracts	$—	$18,331,713	$—	$18,331,713

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and centrally cleared swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options and OTC swap contracts are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at March 31, 2012
U.S. Treasury & Government Agencies	$—	$—	$86,257	$15,290,250	$—	$15,376,507	$15,376,507
Mortgage-Backed Securities	1,687	7	(6)	—	(704)	984	(181)

Total	$1,687	$7	$86,251	$15,290,250	$(704)	$15,377,491	$15,376,326

MIST-284

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
United Technologies Corp.	120,000	$9,952,800

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	54,000	4,358,880

Auto Components—1.8%
BorgWarner, Inc.* (a)	71,366	6,019,008
Johnson Controls, Inc.	346,837	11,265,266

		17,284,274

Automobiles—0.9%
Ford Motor Co.	696,669	8,701,396

Biotechnology—1.7%
Amgen, Inc.	97,660	6,639,903
Celgene Corp.*	42,326	3,281,112
Vertex Pharmaceuticals, Inc.*	144,275	5,916,718

		15,837,733

Capital Markets—4.2%
Franklin Resources, Inc.	84,393	10,467,264
Invesco, Ltd.	143,724	3,833,119
Morgan Stanley	361,600	7,101,824
State Street Corp.	110,224	5,015,192
T. Rowe Price Group, Inc.	194,034	12,670,420

		39,087,819

Chemicals—3.0%
Airgas, Inc.	109,175	9,713,300
E.I. du Pont de Nemours & Co.	145,483	7,696,051
Ecolab, Inc.	105,530	6,513,311
Mosaic Co. (The)	80,103	4,428,895

		28,351,557

Commercial Banks—4.6%
Canadian Imperial Bank of Commerce (a)	44,861	3,428,947
Comerica, Inc. (a)	194,020	6,278,487
KeyCorp	405,070	3,443,095
PNC Financial Services Group, Inc.	129,719	8,365,578
U.S. Bancorp.	299,089	9,475,140
Wells Fargo & Co.	349,896	11,945,449

		42,936,696

Communications Equipment—2.1%
Cisco Systems, Inc.	276,959	5,857,683
Juniper Networks, Inc.*	255,382	5,843,140
Motorola Solutions, Inc.	47,877	2,433,588
QUALCOMM, Inc.	84,315	5,735,106

		19,869,517

Computers & Peripherals—2.8%
Apple, Inc.*	30,777	18,449,888
Hewlett-Packard Co.	160,997	3,836,559
NetApp, Inc.*	79,794	3,572,377

		25,858,824

Security Description	Shares	Value

Construction & Engineering—0.3%
KBR, Inc.	74,885	$2,662,162

Consumer Finance—1.1%
American Express Co.	88,726	5,133,686
Discover Financial Services	153,658	5,122,958

		10,256,644

Diversified Financial Services—2.6%
Bank of America Corp.	429,500	4,110,315
Citigroup, Inc.	192,400	7,032,220
JPMorgan Chase & Co.	285,100	13,108,898

		24,251,433

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	135,139	5,166,364

Electric Utilities—0.3%
American Electric Power Co., Inc.	84,500	3,260,010

Electrical Equipment—1.2%
Emerson Electric Co.	102,411	5,343,806
Rockwell Automation, Inc.	75,401	6,009,460

		11,353,266

Energy Equipment & Services—2.4%
Cameron International Corp.*	66,693	3,523,391
Ensco plc (ADR)	105,918	5,606,240
Helmerich & Payne, Inc. (a)	48,260	2,603,627
McDermott International, Inc.*	147,363	1,887,720
Schlumberger, Ltd.	123,996	8,671,040

		22,292,018

Food & Staples Retailing—1.7%
Sysco Corp. (a)	187,449	5,597,227
Walgreen Co.	300,493	10,063,511

		15,660,738

Food Products—4.5%
General Mills, Inc.	226,594	8,939,133
H.J. Heinz Co.	203,783	10,912,580
Hershey Co. (The)	257,822	15,812,223
Kraft Foods, Inc. - Class A	176,212	6,697,818

		42,361,754

Health Care Equipment & Supplies—6.2%
Baxter International, Inc.	89,649	5,359,217
Becton Dickinson & Co.	208,976	16,226,986
C.R. Bard, Inc.	127,269	12,563,996
Covidien plc	72,889	3,985,571
Smith & Nephew plc (ADR) (a)	118,672	5,992,936
Smith & Nephew plc	19,612	198,929
St. Jude Medical, Inc.	204,228	9,049,343
Stryker Corp.	93,092	5,164,744

		58,541,722

MIST-285

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—1.5%
Cardinal Health, Inc.	74,665	$3,218,808
Medco Health Solutions, Inc.*	72,982	5,130,635
UnitedHealth Group, Inc.	93,603	5,516,961

		13,866,404

Hotels, Restaurants & Leisure—0.2%
Starbucks Corp.	41,700	2,330,613

Household Products—2.5%
Clorox Co. (The)	40,852	2,808,575
Colgate-Palmolive Co.	172,405	16,857,761
Procter & Gamble Co. (The)	55,600	3,736,876

		23,403,212

Industrial Conglomerates—1.8%
3M Co.	85,756	7,650,293
General Electric Co.	442,606	8,883,102

		16,533,395

Insurance—3.4%
Aflac, Inc.	42,700	1,963,773
Chubb Corp. (The)	316,742	21,890,040
Prudential Financial, Inc.	44,100	2,795,499
Travelers Cos., Inc. (The)	85,431	5,057,515

		31,706,827

Internet Software & Services—0.4%
eBay, Inc.*	104,150	3,842,093

IT Services—3.0%
Automatic Data Processing, Inc.	155,083	8,559,031
DST Systems, Inc.	102,958	5,583,412
Fiserv, Inc.*	73,124	5,074,075
International Business Machines Corp.	41,954	8,753,702

		27,970,220

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	53,213	2,368,511

Machinery—3.6%
Deere & Co.	122,014	9,870,933
Illinois Tool Works, Inc.	57,736	3,297,880
PACCAR, Inc.	351,697	16,469,970
Parker Hannifin Corp.	42,929	3,629,647

		33,268,430

Media—3.5%
CBS Corp. - Class B	247,650	8,397,812
John Wiley & Sons, Inc. - Class A	10,948	521,015
McGraw-Hill Cos., Inc. (The)	137,875	6,682,801
Pearson plc	343,454	6,416,504
Scripps Networks Interactive, Inc. - Class A (a)	178,938	8,712,491
Walt Disney Co. (The)	46,498	2,035,682

		32,766,305

Security Description	Shares	Value

Metals & Mining—2.3%
Alcoa, Inc. (a)	272,977	$2,735,230
Freeport-McMoRan Copper & Gold, Inc.	172,274	6,553,303
Rio Tinto plc (ADR) (a)	212,548	11,815,543

		21,104,076

Multi-Utilities—0.3%
Public Service Enterprise Group, Inc.	93,093	2,849,577

Multiline Retail—3.0%
Macy’s, Inc.	139,275	5,533,395
Nordstrom, Inc.	159,672	8,896,924
Target Corp.	237,685	13,849,905

		28,280,224

Office Electronics—0.6%
Canon, Inc. (ADR)	119,713	5,705,522

Oil, Gas & Consumable Fuels—9.5%
Anadarko Petroleum Corp.	35,102	2,749,891
Apache Corp.	154,928	15,560,968
BP plc (ADR)	139,188	6,263,460
Chevron Corp.	87,904	9,426,825
ConocoPhillips	168,666	12,820,303
Devon Energy Corp.	66,616	4,737,730
Exxon Mobil Corp.	133,575	11,584,960
Hess Corp.	110,850	6,534,607
Marathon Oil Corp.	201,266	6,380,132
Marathon Petroleum Corp.	100,633	4,363,447
Southwestern Energy Co.*	291,705	8,926,173

		89,348,496

Paper & Forest Products—0.1%
International Paper Co.	39,300	1,379,430

Personal Products—0.7%
Estee Lauder Cos., Inc. (The) - Class A	113,424	7,025,483

Pharmaceuticals—3.8%
Abbott Laboratories	212,337	13,014,135
Eli Lilly & Co.	88,259	3,554,190
Hospira, Inc.* (a)	163,496	6,113,115
Merck & Co., Inc.	107,970	4,146,048
Pfizer, Inc.	375,377	8,506,043

		35,333,531

Road & Rail—3.2%
Canadian National Railway Co.	177,092	14,066,417
Norfolk Southern Corp.	243,436	16,025,392

		30,091,809

Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	103,767	4,132,002
Analog Devices, Inc.	237,708	9,603,403
Applied Materials, Inc.	403,556	5,020,237
ASML Holding N.V.	127,945	6,415,162
Intel Corp.	396,237	11,138,222

MIST-286

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipmen—(Continued)
Texas Instruments, Inc.	186,865	$6,280,533
Xilinx, Inc.	8,286	303,857

		42,893,416

Software—3.9%
Adobe Systems, Inc.*	164,241	5,635,109
Microsoft Corp.	461,579	14,885,923
Nuance Communications, Inc.* (a)	122,030	3,121,527
Oracle Corp.	279,709	8,156,314
Symantec Corp.*	245,083	4,583,052

		36,381,925

Specialty Retail—1.0%
Lowe’s Cos., Inc.	310,126	9,731,754

Textiles, Apparel & Luxury Goods—1.3%
Coach, Inc.	157,174	12,146,407

Total Common Stocks (Cost $726,494,558)		918,373,267

Short-Term Investments—7.2%

Mutual Fund—5.4%
State Street Navigator Securities Lending Prime Portfolio (b)	50,940,690	50,940,690

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $16,997,014 on 04/02/12, collateralized by $16,300,000 Freddie Mac at 4.500% due 07/15/13 with a value of $17,339,125.	$16,997,000	16,997,000

Total Short-Term Investments (Cost $67,937,690)		67,937,690

Total Investments—105.3% (Cost $794,432,248#)		986,310,957
Other assets and liabilities (net)—(5.3)%		(49,684,119)

Net Assets—100.0%		$936,626,838

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $794,432,248. The aggregate unrealized appreciation and depreciation of investments were $200,556,261 and $(8,677,552), respectively, resulting in net unrealized appreciation of $191,878,709 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $50,069,598 and the collateral received consisted of cash in the amount of $50,940,690. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-287

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,952,800	$—	$—	$9,952,800
Air Freight & Logistics	4,358,880	—	—	4,358,880
Auto Components	17,284,274	—	—	17,284,274
Automobiles	8,701,396	—	—	8,701,396
Biotechnology	15,837,733	—	—	15,837,733
Capital Markets	39,087,819	—	—	39,087,819
Chemicals	28,351,557	—	—	28,351,557
Commercial Banks	42,936,696	—	—	42,936,696
Communications Equipment	19,869,517	—	—	19,869,517
Computers & Peripherals	25,858,824	—	—	25,858,824
Construction & Engineering	2,662,162	—	—	2,662,162
Consumer Finance	10,256,644	—	—	10,256,644
Diversified Financial Services	24,251,433	—	—	24,251,433
Diversified Telecommunication Services	5,166,364	—	—	5,166,364
Electric Utilities	3,260,010	—	—	3,260,010
Electrical Equipment	11,353,266	—	—	11,353,266
Energy Equipment & Services	22,292,018	—	—	22,292,018
Food & Staples Retailing	15,660,738	—	—	15,660,738
Food Products	42,361,754	—	—	42,361,754
Health Care Equipment & Supplies	58,342,793	198,929	—	58,541,722
Health Care Providers & Services	13,866,404	—	—	13,866,404
Hotels, Restaurants & Leisure	2,330,613	—	—	2,330,613
Household Products	23,403,212	—	—	23,403,212
Industrial Conglomerates	16,533,395	—	—	16,533,395
Insurance	31,706,827	—	—	31,706,827
Internet Software & Services	3,842,093	—	—	3,842,093
IT Services	27,970,220	—	—	27,970,220
Life Sciences Tools & Services	2,368,511	—	—	2,368,511
Machinery	33,268,430	—	—	33,268,430
Media	26,349,801	6,416,504	—	32,766,305
Metals & Mining	21,104,076	—	—	21,104,076
Multi-Utilities	2,849,577	—	—	2,849,577
Multiline Retail	28,280,224	—	—	28,280,224
Office Electronics	5,705,522	—	—	5,705,522
Oil, Gas & Consumable Fuels	89,348,496	—	—	89,348,496
Paper & Forest Products	1,379,430	—	—	1,379,430
Personal Products	7,025,483	—	—	7,025,483
Pharmaceuticals	35,333,531	—	—	35,333,531
Road & Rail	30,091,809	—	—	30,091,809
Semiconductors & Semiconductor Equipment	42,893,416	—	—	42,893,416
Software	36,381,925	—	—	36,381,925

MIST-288

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$9,731,754	$—	$—	$9,731,754
Textiles, Apparel & Luxury Goods	12,146,407	—	—	12,146,407
Total Common Stocks	911,757,834	6,615,433	—	918,373,267
Short-Term Investments
Mutual Fund	50,940,690	—	—	50,940,690
Repurchase Agreement	—	16,997,000	—	16,997,000
Total Short-Term Investments	50,940,690	16,997,000	—	67,937,690
Total Investments	$962,698,524	$23,612,433	$—	$986,310,957

MIST-289

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—26.8% of Net Assets

Security Description	Par Amount†	Value

Airlines—0.1%
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A)	1,260,000	$1,338,750

Beverages—0.1%
Central American Bottling Corp. 6.750%, 02/09/22 (144A)	630,000	655,200

Building Products—0.1%
Voto-Votorantim Overseas Trading Operations N.V.
6.625%, 09/25/19 (144A)	500,000	560,750

Capital Markets—0.7%
Gruposura Finance 5.700%, 05/18/21 (144A)	915,000	960,750
IPIC GMTN, Ltd. 5.500%, 03/01/22 (144A)	1,680,000	1,736,700
Macquarie Group, Ltd. 7.625%, 08/13/19 (144A)	1,170,000	1,260,533
6.000%, 01/14/20 (144A) (a)	1,400,000	1,400,449
6.250%, 01/14/21 (144A) (a)	400,000	405,487
UBS AG 5.320%, 01/15/14 (144A) (b)	1,500,000	1,495,020
Vimpel Communications Via VIP Finance Ireland, Ltd.
9.125%, 04/30/18 (144A)	97,000	106,458

		7,365,397

Chemicals—0.7%
Agrium, Inc. 6.750%, 01/15/19 (a)	1,582,000	1,901,167
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	382,000	445,030
Ineos Group Holdings, Ltd. 7.875%, 02/15/16 (144A) (EUR)	850,000	1,003,275
LyondellBasell Industries N.V. 5.000%, 04/15/19 (144A)	3,470,000	3,478,675
Nova Chemicals Corp. 8.375%, 11/01/16	525,000	585,375

		7,413,522

Commercial Banks—2.7%
Asian Development Bank Series GMTN 3.375%, 05/20/14 (NOK)	10,000,000	1,803,765
Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd. 5.750%, 01/18/17 (144A) (a)	1,000,000	1,055,000
Banco de Credito del Peru 5.375%, 09/16/20 (144A)	1,230,000	1,266,900
6.875%, 09/16/26 (144A) (b)	1,915,000	2,096,925
9.750%, 11/06/69 (144A) (b)	455,000	536,900
Banco do Estado do Rio Grande do Sul 7.375%, 02/02/22 (144A) (a)	700,000	742,382
Banco Macro S.A. 10.750%, 06/07/12	500,000	305,000
BanColombia S.A. 5.950%, 06/03/21 (a)	2,855,000	3,037,006
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A) (a)	4,110,000	4,305,225

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Series EMTN 8.801%, 03/03/15 (TRY) (c)	3,600,000	$1,569,635
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (a) (b)	1,170,000	1,093,950
Industrial Bank of Korea 7.125%, 04/23/14 (144A)	720,000	790,767
International Bank for Reconstruction & Development
Series GDIF 3.250%, 04/14/14 (NOK)	16,800,000	3,025,130
5.750%, 10/21/19 (AUD)	1,600,000	1,759,920
Intesa Sanpaolo S.p.A. 2.892%, 02/24/14 (144A) (b)	875,000	853,934
3.625%, 08/12/15 (144A) (a)	1,900,000	1,816,560
6.500%, 02/24/21 (144A)	275,000	266,115
Kazkommertsbank JSC 8.000%, 11/03/15 (144A)	640,000	617,600
Realkredit Danmark A.S. 7.000%, 04/01/32 (DKK)	4,716	947
Scotia Bank Peru DPR Finance Co. 3.224%, 03/15/17 (144A) (b)	1,000,000	997,498

		27,941,159

Commercial Services & Supplies—1.4%
Canada Housing Trust No. 1 3.750%, 03/15/20 (144A) (CAD)	7,675,000	8,440,076
3.350%, 12/15/20 (144A) (CAD)	500,000	534,257
3.800%, 06/15/21 (144A) (CAD)	3,750,000	4,140,584
CEVA Group plc 11.500%, 04/01/18 (144A)	1,779,000	1,770,105

		14,885,022

Computers & Peripherals—0.1%
Seagate HDD Cayman 7.750%, 12/15/18	1,205,000	1,325,500

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (a)	500,000	500,000
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	525,000	551,250
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/21 (144A) (a)	1,800,000	1,822,500

		2,873,750

Construction Materials—0.3%
Cemex Espana S.A. Luxembourg 9.875%, 04/30/19 (144A) (a)	1,420,000	1,370,300
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A) (a)	900,000	852,750
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	225,000	232,807
Magnesita Finance, Ltd. 8.625%, 12/31/49	750,000	750,000

		3,205,857

MIST-290

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Consumer Finance—0.4%
Banque PSA Finance S.A. 5.750%, 04/04/21 (144A)	2,000,000	$1,832,256
Caterpillar Financial Services Corp. 1.350%, 07/12/13 (CNH)	10,500,000	1,636,708
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	660,000	662,364

		4,131,328

Containers & Packaging—0.4%
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A) (a)	2,325,000	2,505,188
9.250%, 10/15/20 (144A) (EUR)	400,000	541,487
Nordenia International AG 9.750%, 07/15/17 (144A) (EUR)	950,000	1,377,878

		4,424,553

Distributors—0.2%
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	1,775,000	1,634,420

Diversified Financial Services—1.6%
BM&F BOVESPA S.A. 5.500%, 07/16/20 (144A)	1,500,000	1,608,750
Compass Re, Ltd. 9.066%, 01/08/15 (144A) (b)	300,000	295,170
10.306%, 01/08/15 (144A) (b)	550,000	539,550
Corp. Financiera de Desarrollo S.A. 4.750%, 02/08/22 (144A) (a)	690,000	714,150
Goodman Funding Pty, Ltd. 6.375%, 04/15/21 (144A)	2,450,000	2,540,398
6.000%, 03/22/22 (144A) (a)	800,000	800,394
Intercorp Retail Trust 8.875%, 11/14/18 (144A)	1,050,000	1,139,250
KazMunayGas National Co. 7.000%, 05/05/20 (144A)	1,530,000	1,747,061
Successor X, Ltd. 11.066%, 01/27/15 (144A) (b)	650,000	635,732
Class II - CN3 9.806%, 04/04/13 (144A) (b)	300,000	299,100
Series 2011-1, Class III-R3 13.242%, 01/07/14 (144A) (b)	1,250,000	1,237,750
Series 2011-2, Class IV-AL3 13.056%, 02/25/14 (144A) (b)	250,000	242,325
Series 2011-2, Class IV-E3 9.703%, 02/25/14 (144A) (b)	1,300,000	1,255,410
Series 2011-3, Class II 11.250%, 11/10/15 (144A) (b)	250,000	241,725
Telenet Finance III Luxembourg S.C.A. 6.625%, 02/15/21 (144A) (EUR)	550,000	742,704
TNK-BP Finance S.A. 7.500%, 07/18/16 (144A)	1,090,000	1,234,425
6.625%, 03/20/17 (144A)	375,000	415,312
Tyco International Finance S.A. 8.500%, 01/15/19 (a)	677,000	878,598

		16,567,804

Security Description	Par Amount†	Value

Diversified Telecommunication Services—1.0%
Digicel Group, Ltd. 8.250%, 09/01/17 (144A)	1,350,000	$1,441,125
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19	250,000	275,000
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (144A) (d)	2,150,000	2,219,875
11.500%, 02/04/17 (a) (d)	4,654	4,852
Oi S.A. 5.750%, 02/10/22 (144A)	1,700,000	1,753,125
Qtel International Finance, Ltd. 6.500%, 06/10/14 (144A) (a)	1,030,000	1,128,880
Telefonica Emisiones S.A. Unipersonal 6.221%, 07/03/17	2,000,000	2,116,308
Telesat Canada/Telesat LLC 12.500%, 11/01/17	1,220,000	1,369,450

		10,308,615

Electric Utilities—0.8%
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	2,820,000	3,151,350
Instituto Costarricense de Electricidad 6.950%, 11/10/21 (144A)	350,000	369,250
Intergen N.V. 9.000%, 06/30/17 (144A)	1,686,000	1,782,945
Israel Electric Corp., Ltd. 6.700%, 02/10/17 (144A)	770,000	794,597
7.250%, 01/15/19 (144A)	845,000	863,626
9.375%, 01/28/20 (144A)	410,000	459,292
Star Energy Geothermal Wayang Windu, Ltd. 11.500%, 02/12/15 (144A)	1,000,000	1,112,500

		8,533,560

Electrical Equipment—0.0%
Legrand France S.A. 8.500%, 02/15/25	20,000	25,558

Energy Equipment & Services—0.9%
Deep Drilling 1 Pte, Ltd. Series EMTN 12.000%, 12/21/15	500,000	481,244
Offshore Group Investments, Ltd. 11.500%, 08/01/15	1,750,000	1,933,750
Precision Drilling Corp. 6.625%, 11/15/20	1,100,000	1,157,750
Sevan Marine ASA 12.230%, 10/24/12 (144A) (NOK) (b)	1,434,783	151,169
Transocean, Inc. 6.375%, 12/15/21	3,100,000	3,494,444
Weatherford International, Ltd. 9.625%, 03/01/19 (a)	1,209,000	1,604,420
5.950%, 04/15/42	475,000	471,632

		9,294,409

Food Products—0.7%
Bertin S.A./Bertin Finance, Ltd. 10.250%, 10/05/16 (144A)	200,000	219,800
Independencia International, Ltd. 12.000%, 12/30/16 (144A) (e)	296,948	1,485

MIST-291

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food Products—(Continued)
JBS Finance II, Ltd. 8.250%, 01/29/18 (144A)	1,430,000	$1,470,755
Minerva Luxembourg S.A. 12.250%, 02/10/22 (144A) (a)	800,000	878,000
Minerva Overseas II, Ltd. 10.875%, 11/15/19 (144A) (a)	1,419,000	1,511,235
Viterra, Inc. 5.950%, 08/01/20 (144A)	2,760,000	3,016,487

		7,097,762

Gas Utilities—0.1%
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A) (a)	921,000	824,295

Hotels, Restaurants & Leisure—0.5%
Arcos Dorados B.V. 7.500%, 10/01/19 (144A)	557,000	615,652
Codere Finance Luxembourg S.A. 9.250%, 02/15/19 (144A) (a)	990,000	982,575
Lottomatica S.p.A. 8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,435,621
Peermont Global Pty, Ltd. 7.750%, 04/30/14 (144A) (EUR)	920,000	1,092,033

		5,125,881

Household Durables—0.6%
Controladora Mabe S.A. C.V. 7.875%, 10/28/19 (144A)	2,121,000	2,301,285
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/22 (144A) (a)	400,000	410,000
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/19 (144A) (a)	1,055,000	1,128,850
9.750%, 03/25/20 (144A) (a)	1,350,000	1,437,750
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/20 (144A) (a)	346,000	368,490
9.750%, 02/03/22 (144A) (a)	700,000	743,750

		6,390,125

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V. 6.950%, 02/21/19 (144A) (a)	900,000	930,172

Insurance—2.0%
ATLAS VI Capital, Ltd. 11.043%, 04/07/14 (144A) (EUR) (b)	250,000	339,943
Blue Fin, Ltd. 4.983%, 04/10/12 (144A) (b)	250,000	249,900
Series 3, class B 9.306%, 05/28/13 (144A) (b)	300,000	304,590
Caelus Re II, Ltd. 6.566%, 05/24/13 (144A) (b)	550,000	544,775
Combine Re, Ltd. 4.566%, 01/07/15 (144A) (b)	750,000	750,562
East Lane Re V, Ltd. 9.066%, 03/16/16 (144A) (b)	250,000	249,363
East Lane Re, Ltd. 5.816%, 03/14/14 (144A) (b)	250,000	248,550

Security Description	Par Amount†	Value

Insurance—(Continued)
Foundation Re III, Ltd. Series 2010-1, Class A 5.806%, 02/03/14 (144A) (b)	825,000	$808,912
Series 2011-1, Class B 5.066%, 02/25/15 (b)	750,000	729,075
GlobeCat, Ltd. Series USW 9.718%, 01/02/13 (144A) (b)	550,000	529,293
Ibis Re II, Ltd. 8.416%, 02/05/15 (144A) (b)	500,000	492,350
Ibis Re, Ltd. 6.266%, 05/03/13 (144A) (b)	400,000	393,280
Kibou, Ltd. 5.306%, 02/16/15 (144A) (b)	450,000	448,470
Lodestone Re, Ltd. Class A 6.316%, 05/17/13 (144A) (b)	925,000	915,750
Class B 8.306%, 05/17/13 (144A) (b)	1,050,000	1,042,440
Series 2010-2 Class A-1 6.066%, 01/08/14 (144A) (b)	1,500,000	1,455,750
Series 2010-2 Class A-2 7. 306%, 01/08/14 (144A) (b)	250,000	241,700
Loma Reinsurance, Ltd. 9.988%, 12/21/12 (144A) (b)	750,000	759,075
Montana Re, Ltd. Class A 10.225%, 12/07/12 (144A) (b)	250,000	243,700
Class B 13.725%, 12/07/12 (144A) (b)	250,000	237,875
Mystic Re, Ltd.
9.066%, 03/12/15 (144A) (b)	250,000	249,500
12.066%, 03/12/15 (144A) (b)	500,000	498,550
Queen Street II Capital, Ltd. 7.556%, 04/09/14 (144A) (b)	725,000	707,963
Queen Street III Capital, Ltd. 4.806%, 07/28/14 (144A) (b)	250,000	247,900
Queen Street IV Capital, Ltd. 7.556%, 04/09/15 (144A) (b)	400,000	382,800
Queen Street V Re, Ltd. 8.556%, 04/09/15 (144A) (b)	350,000	346,115
Residential Reinsurance 2010, Ltd. Class 1 6.316%, 06/06/13 (144A) (b)	650,000	642,720
Residential Reinsurance 2011, Ltd. 8.956%, 12/06/15 (144A) (b)	250,000	242,200
Class 1 9.056%, 06/06/15 (144A) (b)	675,000	674,933
Validus Holdings, Ltd. 8.875%, 01/26/40	1,720,000	1,906,465
White Mountains Re Group, Ltd. 7.506%, 06/30/17 (144A) (b)	3,465,000	3,338,808
XL Group plc Series E 6.500%, 04/15/17 (a) (b)	1,195,000	1,018,737

		21,242,044

Machinery—0.2%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, 04/15/14 (a)	910,000	1,049,028

MIST-292

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—(Continued)
WPE International Cooperatief UA 10.375%, 09/30/20 (144A)	900,000	$857,970

		1,906,998

Media—0.5%
Grupo Televisa S.A.B. 6.000%, 05/15/18 (a)	1,080,000	1,256,048
Myriad International Holding B.V. 6.375%, 07/28/17 (144A) (a)	1,530,000	1,683,000
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	400,000	382,000
8.875%, 12/01/18 (144A) (EUR)	1,260,000	1,554,427
Ono Finance II plc 11.125%, 07/15/19 (EUR)	350,000	413,113

		5,288,588

Metals & Mining—2.0%
Algoma Acquisition Corp. 9.875%, 06/15/15 (144A) (a)	1,415,000	1,294,725
ALROSA Finance S.A. 8.875%, 11/17/14 (144A)	770,000	854,700
7.750%, 11/03/20 (144A)	640,000	686,400
Anglo American Capital plc 9.375%, 04/08/14 (144A) (a)	845,000	972,996
AngloGold Ashanti Holdings plc 5.375%, 04/15/20 (a)	1,615,000	1,665,071
ArcelorMittal 6.125%, 06/01/18 (a)	1,500,000	1,578,079
5.500%, 03/01/21 (a)	1,390,000	1,366,622
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	450,000	466,875
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	4,860,000	4,666,237
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A) (a)	1,025,000	886,625
Novelis, Inc. 8.375%, 12/15/17 (a)	1,160,000	1,264,400
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	2,100,000	2,399,250
Vedanta Resources plc 9.500%, 07/18/18 (144A) (a)	1,330,000	1,356,600
8.250%, 06/07/21 (144A) (a)	700,000	656,250
Volcan Cia Minera SAA 5.375%, 02/02/22 (144A) (a)	625,000	648,437

		20,763,267

Oil, Gas & Consumable Fuels—1.1%
Berau Coal Energy Tbk PT 7.250%, 03/13/17 (144A) (a)	1,500,000	1,511,250
Bumi Capital Pte, Ltd. 12.000%, 11/10/16 (144A)	875,000	971,250
Bumi Investment Pte, Ltd. 10.750%, 10/06/17 (144A)	500,000	546,250
Canadian Natural Resources, Ltd. 5.900%, 02/01/18 (a)	717,000	852,764
Dolphin Energy, Ltd. 5.500%, 12/15/21 (144A) (a)	470,000	497,613

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A) (a)	1,745,000	$1,688,287
Gazprom OAO Via Gaz Capital S.A. 8.146%, 04/11/18 (144A)	190,000	223,693
Gazprom OAO Via Gazprom International S.A. 7.201%, 02/01/20	556,185	612,921
Nakilat, Inc. 6.267%, 12/31/33 (144A)	1,329,207	1,445,572
Series A 6.067%, 12/31/33 (144A)	520,000	560,300
Norwegian Energy Co. 12.900%, 11/20/14 (NOK)	4,000,000	695,377
Seven Seas Petroleum Corp. Series B 12.500%, 05/15/05 (e) (f)	60,000	—
Tengizchevroil Finance Co. SARL 6.124%, 11/15/14 (144A)	1,145,673	1,208,857
Transocean Drilling Norway 9.670%, 02/24/16 (NOK) (b)	3,500,000	651,477

		11,465,611

Pharmaceuticals—0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.750%, 09/15/18	1,075,000	1,126,062

Provincial—0.4%
Province of Ontario Series EMTN 5.500%, 04/23/13 (AUD)	3,356,000	3,528,769
Province of Salta Argentina 9.500%, 03/16/22 (144A)	900,000	896,134

		4,424,903

Real Estate Investment Trusts—0.2%
Dexus Property Group 7.125%, 10/15/14 (144A)	1,940,000	2,095,316

Real Estate Management & Development—0.0%
Alto Palermo S.A. Series 2 11.000%, 06/11/12 (144A)	61,124	53,790

Road & Rail—0.2%
Inversiones Alsacia S.A. 8.000%, 08/18/18 (144A)	1,873,103	1,861,565

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd. 10.000%, 02/28/14 (CNH)	2,000,000	194,113

Sovereign—5.9%
Brazilian Government International Bond 10.250%, 01/10/28 (BRL)	6,250,000	4,091,457
Bundesrepublik Deutschland 2.000%, 01/04/22 (EUR)	1,650,000	2,239,137
Canadian Government Bond 2.000%, 06/01/16 (CAD)	3,780,000	3,863,297

MIST-293

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Sovereign—(Continued)
1.500%, 03/01/17 (CAD)	4,200,000	$4,193,894
4.250%, 06/01/18 (CAD)	1,485,000	1,706,950
Dominican Republic International Bond 7.500%, 05/06/21 (144A)	900,000	933,750
Indonesia Recapitalization Bond Series FR19 14.250%, 06/15/13 (IDR)	7,600,000,000	928,610
Series FR20 14.275%, 12/15/13 (IDR)	4,350,000,000	551,753
Indonesia Treasury Bond 8.250%, 06/15/32 (IDR)	22,129,000,000	2,825,022
Series FR23 11.000%, 12/15/12 (IDR)	13,500,000,000	1,548,915
Series FR33 12.500%, 03/15/13 (IDR)	2,400,000,000	283,162
Series FR49 9.000%, 09/15/13 (IDR)	1,900,000,000	221,477
Series FR55 7.375%, 09/15/16 (IDR)	2,600,000,000	309,497
Ireland Government Bond 5.900%, 10/18/19 (EUR)	2,980,000	3,761,952
4.500%, 04/18/20 (EUR)	1,825,000	2,093,334
5.000%, 10/18/20 (EUR)	1,820,000	2,133,558
Netherlands Government Bond 5.000%, 07/15/12 (EUR)	130,000	175,756
Norwegian Government Bond 5.000%, 05/15/15 (NOK)	7,150,000	1,381,235
4.250%, 05/19/17 (NOK)	9,440,000	1,838,950
4.500%, 05/22/19 (NOK)	2,050,000	411,710
Philippine Government Bond 5.875%, 03/01/32 (PHP)	215,495,000	5,016,137
Queensland Treasury Corp. Series 13G 6.000%, 08/14/13 (AUD)	138,000	146,560
Series 22 6.000%, 07/21/22 (AUD)	2,500,000	2,746,763
Russian Foreign Bond - Eurobond
4.500%, 04/04/22 (144A)	1,400,000	1,401,050
7.500%, 03/31/30 (144A) (g)	999,913	1,201,145
5.625%, 04/04/42 (144A)	2,200,000	2,193,400
Singapore Government Bond 1.625%, 04/01/13 (SGD)	1,850,000	1,492,751
Sweden Government Bond Series 1041 6.750%, 05/05/14 (SEK)	29,900,000	5,023,406
Series 1046 5.500%, 10/08/12 (SEK)	14,715,000	2,269,853
Series 1049 4.500%, 08/12/15 (SEK)	14,600,000	2,429,420
Series 1051 3.750%, 08/12/17 (SEK)	14,900,000	2,494,699

		61,908,600

Trading Companies & Distributors—0.2%
Metinvest B.V. 10.250%, 05/20/15 (144A)	550,000	550,000
8.750%, 02/14/18 (144A)	1,200,000	1,092,000

		1,642,000

Security Description	Par Amount†	Value

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V. 3.500%, 02/08/15 (CNH)	5,500,000	$884,330
Digicel, Ltd. 7.000%, 02/15/20 (144A) (a)	400,000	411,000
VimpelCom Holdings B.V. 7.504%, 03/01/22 (144A)	1,050,000	1,023,750

		2,319,080

Total Foreign Bonds & Debt Securities (Cost $265,657,660)		279,145,326

Domestic Bonds & Debt Securities—24.0%

Aerospace & Defense—0.1%
GeoEye, Inc. 9.625%, 10/01/15	600,000	660,000

Airlines—0.3%
American Airlines Pass-Through Trust Series 2011-2 Class A 8.625%, 04/15/23	1,325,000	1,397,875
Continental Airlines Series 971B 7.461%, 10/01/14	39,194	39,243
Delta Air Lines 2010-1 Class B Pass-Through Trust Series 101B 6.375%, 07/02/17	725,000	696,000
Delta Air Lines 2010-2 Class A Pass-Through Trust
Class 2A 4.950%, 11/23/20	619,592	653,669

		2,786,787

Auto Components—0.0%
Allison Transmission, Inc. 11.000%, 11/01/15 (144A)	251,000	265,433
Lear Corp. 8.750%, 12/01/16 (a) (e)	2,192,000	—

		265,433

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,638,193

Building Products—0.5%
Masco Corp. 7.125%, 03/15/20 (a)	2,905,000	3,110,378
5.950%, 03/15/22 (a)	1,425,000	1,430,972
USG Corp. 8.375%, 10/15/18 (144A)	667,000	687,010

		5,228,360

Capital Markets—2.0%
Goldman Sachs Capital II 5.793%, 06/01/43 (b)	5,300,000	3,663,625
GTP Acquisition Partners I LLC 7.628%, 06/15/41 (144A)	1,800,000	1,745,447

MIST-294

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Capital Markets—(Continued)
Janus Capital Group, Inc. 6.700%, 06/15/17	360,000	$386,023
Jefferies Group, Inc. 5.125%, 04/13/18 (a)	1,125,000	1,102,500
6.875%, 04/15/21	3,325,000	3,416,437
Merrill Lynch & Co., Inc. Series C 5.450%, 02/05/13	1,097,000	1,128,239
7.750%, 05/14/38	2,000,000	2,218,060
Morgan Stanley 5.500%, 01/26/20	1,100,000	1,074,486
Series F 6.625%, 04/01/18	2,054,000	2,165,561
State Street Capital Trust III 5.464%, 12/31/49 (a) (b)	3,570,000	3,586,065
TD Ameritrade Holding Corp. 5.600%, 12/01/19 (a)	500,000	549,080

		21,035,523

Chemicals—0.5%
Cytec Industries, Inc. 8.950%, 07/01/17	1,060,000	1,320,159
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 02/01/18 (a)	1,230,000	1,279,200
9.000%, 11/15/20	655,000	612,425
Momentive Performance Materials, Inc. 9.000%, 01/15/21 (a)	250,000	220,000
Rain CII Carbon LLC 8.000%, 12/01/18 (144A)	1,275,000	1,341,937

		4,773,721

Commercial Banks—1.5%
KeyBank N.A. 5.800%, 07/01/14	1,225,000	1,328,955
KeyCorp Series MTN 6.500%, 05/14/13 (a)	865,000	912,928
Mellon Funding Corp. 5.500%, 11/15/18	812,000	925,253
PNC Bank N.A. 6.000%, 12/07/17	699,000	793,315
PNC Financial Services Group, Inc. 8.250%, 05/21/13 (a) (b)	2,749,000	2,831,000
6.750%, 08/01/21 (a) (b)	3,570,000	3,778,613
PNC Preferred Funding Trust III 8.700%, 03/15/13 (144A) (b)	900,000	927,677
Sovereign Bank 8.750%, 05/30/18 (a)	2,655,000	3,121,876
Wachovia Bank N.A. 6.000%, 11/15/17	1,215,000	1,397,453

		16,017,070

Commercial Services & Supplies—0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, 01/15/19 (a)	1,925,000	2,016,438

Security Description	Par Amount†	Value

Commercial Services & Supplies—(Continued)
Iron Mountain, Inc. 7.750%, 10/01/19 (a)	400,000	$439,000

		2,455,438

Communications Equipment—0.3%
CommScope, Inc. 8.250%, 01/15/19 (144A)	1,000,000	1,070,000
GTP Towers Issuer LLC 4.436%, 02/15/40 (144A)	1,980,000	2,036,420

		3,106,420

Construction & Engineering—0.1%
Dycom Investments, Inc. 7.125%, 01/15/21	1,000,000	1,025,000

Construction Materials—0.0%
Texas Industries, Inc. 9.250%, 08/15/20	425,000	410,125

Consumer Finance—0.4%
Capital One Capital VI 8.875%, 05/15/40	1,502,000	1,519,603
Hyundai Capital America 4.000%, 06/08/17 (144A)	200,000	205,730
SLM Corp. Series MTNA 4.000%, 07/25/14 (b)	989,000	995,369
Springleaf Finance Corp. Series MTN 6.900%, 12/15/17 (a)	1,522,000	1,194,770

		3,915,472

Containers & Packaging—0.4%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	305,950
Graphic Packaging International, Inc. 7.875%, 10/01/18 (a)	685,000	762,062
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.125%, 04/15/19 (144A)	1,300,000	1,361,750
9.875%, 08/15/19 (144A)	705,000	721,744
Sealed Air Corp. 8.125%, 09/15/19 (144A)	500,000	554,375

		3,705,881

Distributors—0.2%
ACE Hardware Corp. 9.125%, 06/01/16 (144A)	937,000	988,535
NSG Holdings LLC/NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	867,000	875,670

		1,864,205

Diversified Consumer Services—0.4%
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 05/01/19	950,000	1,108,918
Massachusetts Institute of Technology 5.600%, 07/01/11	800,000	1,018,612

MIST-295

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Consumer Services—(Continued)
Service Corp. International 7.000%, 05/15/19	1,475,000	$1,604,062
Tufts University 5.017%, 04/15/12	500,000	510,287

		4,241,879

Diversified Financial Services—1.5%
American Honda Finance Corp. 6.700%, 10/01/13 (144A)	1,300,000	1,403,513
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	3,075,000	3,067,469
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	881,564
JPMorgan Chase & Co. 7.101%, 10/04/17 (144A) (TRY) (c)	2,100,000	673,150
Series 1 7.900%, 04/30/18 (b)	4,343,000	4,774,355
NCO Group, Inc. 5.378%, 11/15/13 (b)	2,314,000	2,314,000
Scottrade Financial Services, Inc. 6.125%, 07/11/21 (144A)	2,500,000	2,453,383

		15,567,434

Diversified Telecommunication Services—1.1%
CenturyLink, Inc. 7.600%, 09/15/39	700,000	663,977
Cincinnati Bell, Inc. 8.250%, 10/15/17	1,442,000	1,479,852
8.750%, 03/15/18 (a)	696,000	653,370
8.375%, 10/15/20 (a)	1,740,000	1,753,050
Embarq Corp. 7.082%, 06/01/16	972,000	1,095,683
Frontier Communications Corp. 8.500%, 04/15/20	600,000	634,500
8.750%, 04/15/22 (a)	1,950,000	2,067,000
GCI, Inc. 8.625%, 11/15/19	370,000	404,688
PAETEC Holding Corp. 8.875%, 06/30/17	500,000	545,000
9.875%, 12/01/18	500,000	567,500
Windstream Corp. 8.125%, 09/01/18	400,000	430,000
7.750%, 10/15/20	1,000,000	1,075,000

		11,369,620

Electric Utilities—0.7%
Commonwealth Edison Co. 6.950%, 07/15/18	1,100,000	1,329,674
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	370,720	380,812
FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	365,500	294,228
New York State Electric & Gas Corp. 6.150%, 12/15/17 (144A)	950,000	1,068,668
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	848,321	906,886

Security Description	Par Amount†	Value

Electric Utilities—(Continued)
PPL Capital Funding, Inc. Series A
6.700%, 03/30/67 (a) (b)	450,000	$450,471
Public Service Co. of New Mexico
7.950%, 05/15/18	625,000	759,691
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
15.000%, 04/01/21 (a)	650,000	243,750
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,394,434
White Pine Hydro Portfolio LLC 7.260%, 07/20/15 (144A)	515,000	466,332

		7,294,946

Electrical Equipment—0.2%
Belden, Inc. 7.000%, 03/15/17	1,465,000	1,518,106
Coleman Cable, Inc. 9.000%, 02/15/18	971,000	1,026,833

		2,544,939

Energy Equipment & Services—0.5%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	330,586	357,090
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	500,000	505,000
Exterran Holdings, Inc. 7.250%, 12/01/18 (a)	1,525,000	1,471,625
Plains All American Pipeline 6.125%, 01/15/17	1,467,000	1,698,201
SESI LLC 7.125%, 12/15/21 (144A)	1,460,000	1,584,100

		5,616,016

Food & Staples Retailing—0.1%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	914,383	973,035

Food Products—0.3%
JBS USA LLC/JBS USA Finance, Inc. 8.250%, 02/01/20 (144A) (a)	600,000	618,000
Kraft Foods, Inc. 6.500%, 02/09/40	1,850,000	2,284,602

		2,902,602

Gas Utilities—0.3%
Ferrellgas L.P./Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	800,000	726,000
Questar Pipeline Co. 5.830%, 02/01/18 (a)	1,441,000	1,691,335
Star Gas Partners L.P./Star Gas Finance Co. 8.875%, 12/01/17	902,000	902,000

		3,319,335

Health Care Equipment & Supplies—0.2%
Physio-Control International, Inc. 9.875%, 01/15/19 (144A)	2,400,000	2,532,000

MIST-296

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—0.5%
AMERIGROUP Corp. 7.500%, 11/15/19	1,250,000	$1,375,000
Gentiva Health Services, Inc. 11.500%, 09/01/18	2,300,000	2,156,250
HCA, Inc. 7.190%, 11/15/15	10,000	10,650
8.500%, 04/15/19	417,000	465,476
6.500%, 02/15/20	350,000	368,375
7.875%, 02/15/20	500,000	551,875
8.360%, 04/15/24	50,000	51,250
7.690%, 06/15/25	50,000	48,438

		5,027,314

Hotels, Restaurants & Leisure—0.4%
Mashantucket Pequot Tribe Series A 8.500%, 11/15/15 (144A) (e)	1,670,000	125,250
Scientific Games International, Inc. 7.875%, 06/15/16 (144A) (a)	435,000	455,663
9.250%, 06/15/19 (a)	590,000	656,375
Shingle Springs Tribal Gaming Authority 9.375%, 06/15/15 (144A)	635,000	461,963
Station Casinos, Inc. 6.625%, 03/15/18 (e) (f)	695,000	—
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375%, 03/15/22 (144A) (a)	2,115,000	2,067,412

		3,766,663

Household Durables—0.1%
Whirlpool Corp. Series MTN 5.500%, 03/01/13	1,422,000	1,474,175

Household Products—0.2%
Yankee Candle Co., Inc. 9.750%, 02/15/17	1,684,000	1,755,570

Independent Power Producers & Energy Traders—0.4%
Juniper Generation LLC 6.790%, 12/31/14 (144A)	31,044	26,156
Kiowa Power Partners LLC 5.737%, 03/30/21 (144A)	900,000	948,868
NRG Energy, Inc. 7.625%, 05/15/19 (a)	2,100,000	2,037,000
Ormat Funding Corp. 8.250%, 12/30/20	986,208	931,967

		3,943,991

Insurance—2.4%
Alterra Finance LLC 6.250%, 09/30/20	2,100,000	2,215,429
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,563,410
Genworth Financial, Inc. 7.200%, 02/15/21 (a)	2,640,000	2,692,985
Hanover Insurance Group, Inc. (The) 7.500%, 03/01/20	325,000	368,369
7.625%, 10/15/25	2,016,000	2,190,606

Security Description	Par Amount†	Value

Insurance—(Continued)
HUB International Holdings, Inc. 10.250%, 06/15/15 (144A)	167,000	$173,054
Ironshore Holdings US, Inc. 8.500%, 05/15/20 (144A)	1,635,000	1,781,496
Liberty Mutual Group, Inc. 7.300%, 06/15/14 (144A)	394,000	422,749
7.000%, 03/15/37 (144A) (a) (b)	2,032,000	1,838,960
10.750%, 06/15/58 (144A) (b)	328,000	441,980
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	900,000	834,391
Lincoln National Corp. 6.050%, 04/20/67 (a) (b)	2,382,000	2,239,080
Platinum Underwriters Finance, Inc. 7.500%, 06/01/17 (a)	2,214,000	2,369,631
Protective Life Corp. 7.375%, 10/15/19 (a)	1,925,000	2,133,429
Prudential Financial, Inc. 6.200%, 01/15/15	215,000	237,874
8.875%, 06/15/38 (b)	915,000	1,088,850
Series MTN 5.150%, 01/15/13	1,300,000	1,344,425
USI Holdings Corp. 4.378%, 11/15/14 (144A) (b)	467,000	438,980

		25,375,698

Internet & Catalog Retail—0.3%
Expedia, Inc. 5.950%, 08/15/20	675,000	696,325
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.750%, 08/01/16	2,192,000	2,370,100

		3,066,425

Internet Software & Services—0.1%
Equinix, Inc. 8.125%, 03/01/18	1,285,000	1,419,925

IT Services—0.3%
Allen Systems Group, Inc. 10.500%, 11/15/16 (144A)	624,000	539,760
First Data Corp. 8.250%, 01/15/21 (144A)	433,000	425,423
SunGard Data Systems, Inc. 10.625%, 05/15/15	805,000	847,770
10.250%, 08/15/15	802,000	837,087

		2,650,040

Machinery—0.6%
American Railcar Industries, Inc. 7.500%, 03/01/14 (a)	1,679,000	1,704,185
Commercial Vehicle Group, Inc. 7.875%, 04/15/19 (144A)	250,000	253,750
Cummins, Inc. 6.750%, 02/15/27	393,000	468,271
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	1,096,000	1,085,040
Oshkosh Corp. 8.500%, 03/01/20	300,000	328,125

MIST-297

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—(Continued)
Park-Ohio Industries, Inc. 8.125%, 04/01/21	500,000	$517,500
Titan International, Inc. 7.875%, 10/01/17	750,000	802,500
Valmont Industries, Inc. 6.625%, 04/20/20	940,000	1,077,438

		6,236,809

Media—0.1%
GTP Cellular Sites LLC 3.721%, 03/15/17 (144A)	600,000	598,832
Time Warner Cable, Inc. 8.750%, 02/14/19	198,000	258,464
8.250%, 04/01/19	313,000	400,852

		1,258,148

Metals & Mining—0.4%
Alcoa, Inc. 6.150%, 08/15/20 (a)	1,280,000	1,380,156
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	1,435,054
Commercial Metals Co. 7.350%, 08/15/18 (a)	1,315,000	1,362,669
Noranda Aluminum Acquisition Corp. 4.659%, 05/15/15 (b) (d)	507	492
Old AII, Inc. 9.000%, 12/15/14 (e) (f)	419,000	—
Southern Copper Corp. 5.375%, 04/16/20	395,000	435,435

		4,613,806

Multi-Utilities—0.2%
Southern California Edison Co. 6.250%, 02/01/22 (b)	1,575,000	1,615,000

Oil, Gas & Consumable Fuels—3.3%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	820,000	746,200
Arch Coal, Inc. 7.000%, 06/15/19 (144A) (a)	1,350,000	1,252,125
Bill Barrett Corp. 7.625%, 10/01/19 (a)	850,000	867,000
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	570,508
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18 (a)	1,130,000	1,194,975
Coffeyville Resources LLC/Coffeyville Finance, Inc.
9.000%, 04/01/15 (144A)	1,975,000	2,123,125
DCP Midstream LLC 9.750%, 03/15/19 (144A)	1,267,000	1,621,390
Enterprise Products Operating LLC 7.000%, 06/01/67 (b)	678,000	681,303
Series A 8.375%, 08/01/66 (a) (b)	1,059,000	1,155,361
Frontier Oil Corp. 6.875%, 11/15/18	400,000	418,000

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan Energy Partners L.P. 5.950%, 02/15/18	1,559,000	$1,823,085
4.150%, 03/01/22 (a)	2,300,000	2,325,482
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 04/15/20	825,000	893,062
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 03/15/18 (a)	1,705,000	1,611,225
Petrohawk Energy Corp. 10.500%, 08/01/14	435,000	486,656
Plains Exploration & Production Co. 8.625%, 10/15/19 (a)	1,025,000	1,155,687
6.750%, 02/01/22	3,505,000	3,680,250
Quicksilver Resources, Inc. 7.125%, 04/01/16 (a)	667,000	616,975
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A) (a)	1,830,000	1,573,800
Samson Investment Co. 9.750%, 02/15/20 (144A)	865,000	876,894
SandRidge Energy, Inc. 4.093%, 04/01/14 (b)	450,000	448,077
8.000%, 06/01/18 (144A)	497,000	509,425
7.500%, 03/15/21 (a)	625,000	618,750
Southern Union Co. 3.564%, 11/01/66 (b)	900,000	793,125
Spectra Energy Capital LLC 6.200%, 04/15/18	1,109,000	1,296,962
Series B 6.750%, 07/15/18	600,000	690,899
Stone Energy Corp. 8.625%, 02/01/17	900,000	945,000
Swift Energy Co. 7.875%, 03/01/22 (144A)	750,000	776,250
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,613,267
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	600,000	637,500
Williams Cos., Inc. (The) 7.750%, 06/15/31	649,000	792,759
XTO Energy, Inc. 6.250%, 04/15/13	30,000	31,681

		34,826,798

Paper & Forest Products—0.1%
Appleton Papers, Inc. 10.500%, 06/15/15 (144A)	600,000	625,500

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International, Inc. 6.875%, 12/01/18 (144A)	1,910,000	1,933,875

Real Estate Investment Trusts—1.0%
Alexandria Real Estate Equities, Inc. 4.600%, 04/01/22	575,000	563,978
DDR Corp. 7.500%, 04/01/17	1,495,000	1,698,020
Digital Realty Trust L.P. 4.500%, 07/15/15	900,000	945,554
5.875%, 02/01/20 (a)	350,000	381,831

MIST-298

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)
Security Description	Par Amount†	Value

Real Estate Investment Trusts—(Continued)
Health Care REIT, Inc. 6.200%, 06/01/16	535,000	$589,180
Healthcare Realty Trust, Inc. 6.500%, 01/17/17	1,130,000	1,240,152
5.750%, 01/15/21	630,000	645,951
Hospitality Properties Trust 7.875%, 08/15/14	1,535,000	1,684,346
Sabra Health Care L.P./Sabra Capital Corp. 8.125%, 11/01/18 (a)	200,000	213,000
Senior Housing Properties Trust 6.750%, 04/15/20	2,235,000	2,363,405
Ventas Realty L.P./Ventas Capital Corp. 6.750%, 04/01/17 (a)	250,000	258,159

		10,583,576

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc. 7.625%, 06/01/15	36,000	35,730
University of Southern California 5.250%, 10/01/11	550,000	645,500
WEA Finance LLC 7.125%, 04/15/18 (144A)	1,651,000	1,947,569

		2,628,799

Road & Rail—0.1%
Swift Services Holdings, Inc. 10.000%, 11/15/18 (a)	800,000	875,000

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp. 6.900%, 05/01/18	154,000	183,848

Tobacco—0.2%
Alliance One International, Inc. 10.000%, 07/15/16	2,465,000	2,489,650

Trading Companies & Distributors—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	2,108,367

Wireless Telecommunication Services—0.6%
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	785,000	873,843
4.883%, 08/15/20 (144A)	1,600,000	1,649,102
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	1,000,000	1,057,500
6.625%, 11/15/20	875,000	871,719
Richland Towers Funding LLC/Management Funding
Series B 7.870%, 03/15/16 (144A)	625,000	637,579
WCP Wireless Site Funding LLC Series B 6.829%, 11/15/15 (144A)	750,000	782,695

		5,872,438

Total Domestic Bonds & Debt Securities (Cost $232,913,909)		249,580,849

Mortgage-Backed Securities—11.1%
Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—8.1%
Adjustable Rate Mortgage Trust Series 2004-4 Class 1A1 2.546%, 03/25/35 (b)	457,687	$436,444
American Home Mortgage Investment Trust Series 2005-1 Class 7A1 2.740%, 06/25/45 (b)	1,018,100	950,266
Banc of America Alternative Loan Trust Series 2003-2 Class CB1 5.750%, 04/25/33	1,106,361	1,164,358
Series 2003-7 Class 1CB1 5.500%, 09/25/33	925,920	947,221
Series 2004-10 Class 2CB1 6.000%, 11/25/34	220,674	216,841
Series 2004-12 Class 4A1 5.500%, 01/25/20	922,074	932,316
Series 2004-2 Class 1A1 6.000%, 03/25/34	1,283,145	1,324,910
Series 2004-3 Class 1A1 6.000%, 04/25/34	393,851	388,921
Series 2004-4 Class 6A1 5.250%, 05/25/34	957,925	974,659
Series 2004-6 Class 4A1 5.000%, 07/25/19	1,240,488	1,261,270
Banc of America Funding Corp. Series 2005-6 Class 1A6 5.750%, 10/25/35	549,026	553,663
Series 2005-8 Class 1A1 5.500%, 01/25/36	1,055,728	1,053,046
Series 2010-R4 Class 7A1 0.374%, 08/26/36 (144A) (b)	1,008,259	989,954
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6 2.789%, 10/25/33 (b)	1,636,930	1,582,848
Series 2004-11 Class 2A1 5.750%, 01/25/35	1,662,500	1,709,119
Series 2004-E Class 1A1 2.748%, 06/25/34 (b)	337,227	336,782
Series 2005-9 Class 2A1 4.750%, 10/25/20	564,464	563,815
Series 2005-D Class 2A5 2.871%, 05/25/35 (b)	46,365	46,208
Series 2005-H Class 4A2 5.062%, 09/25/35 (b)	433,854	419,713
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12 Class 4A1 5.137%, 02/25/35 (b)	427,062	424,658
Charlie Mac Series 2004-2 Class A1 5.000%, 10/25/34	578,120	590,228
Chase Mortgage Finance Corp. Series 2003-S11 Series 1A1 5.000%, 10/25/33	263,315	272,420
Citicorp Mortgage Securities, Inc. Series 2006-1 Class 3A1 5.000%, 02/25/36	174,908	179,081
Series 2007-2 Class 2A1 5.500%, 02/25/22	185,700	183,381

MIST-299

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-7 Class 2A1A 2.632%, 09/25/35 (b)	711,272	$709,958
Countrywide Alternative Loan Trust Series 2003-16T1 Class A5 5.250%, 09/25/33	1,079,657	1,120,823
Series 2003-21T1 Class A8 5.750%, 12/25/33	1,185,034	1,220,516
Series 2003-23T2 Class A1 4.250%, 09/25/33	601,639	609,449
Series 2004-12CB Class 1A3 5.000%, 07/25/19	1,000,000	1,015,930
Series 2004-14T2 Class A11 5.500%, 08/25/34	1,163,882	1,100,769
Series 2004-28CB Class 1A1 5.500%, 01/25/35	888,767	903,045
Series 2004-2CB Class 1A2 5.125%, 03/25/34	1,233,591	1,254,197
Series 2004-2CB Class 1A4 0.642%, 03/25/34 (b)	335,502	321,337
Series 2004-2CB Class 1A9 5.750%, 03/25/34	397,497	383,421
Series 2005-11CB Class 2A3 5.500%, 06/25/35	377,555	363,312
Series 2005-1CB Class 2A4 5.500%, 03/25/35	715,933	600,484
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-42 Class 1A1 2.908%, 09/25/33 (b)	10,922	9,271
Series 2004-J2 Class A8 5.500%, 03/25/34	426,475	430,120
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7 Class 3A1 5.000%, 08/25/20	385,315	391,046
Credit Suisse Mortgage Capital Certificates Series 2007-3 Class 4A1 5.000%, 04/25/37	294,507	273,448
Series 2010-16 Class A2 4.250%, 06/25/50 (144A) (b)	1,750,000	1,649,654
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-5 Class 1A4 5.500%, 11/25/35 (b)	711,817	613,885
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR6 Class 2A1B 0.612%, 10/19/45 (b)	417,942	128,277
First Horizon Asset Securities, Inc. Series 2004-AR5 Class 4A1 5.653%, 10/25/34 (b)	493,971	501,856
Series 2006-1 Class 1A8 6.000%, 05/25/36	433,398	408,687
FREMF Mortgage Trust Series 2010-K7 Class B 5.435%, 04/25/20 (144A) (b)	600,000	638,721
Series 2010-K8 Class B 5.238%, 09/25/43 (b)	400,000	418,845
Series 2010-K9 Class B 5.164%, 09/25/45 (144A) (b)	900,000	937,175

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2011-K10 Class B 4.598%, 11/25/49 (144A) (b)	1,050,000	$1,049,367
Series 2011-K12 Class B 4.347%, 01/25/46 (144A) (b)	765,000	748,785
Series 2011-K14 Class B 5.159%, 02/25/47 (144A) (b)	400,000	413,867
Series 2011-K701 Class B 4.287%, 07/25/48 (144A) (b)	825,000	835,722
Series 2011-K701 Class C 4.287%, 07/25/48 (144A) (b)	1,000,000	938,058
Series 2011-K703 Class B 4.887%, 07/25/44 (144A) (b)	600,000	624,038
Series 2012-K501 Class B 3.490%, 11/25/16 (b)	500,000	495,069
Series 2012-K501 Class C 3.490%, 11/25/16 (b)	300,000	281,912
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.946%, 05/25/35 (b)	783,069	736,673
GSR Mortgage Loan Trust Series 2004-3F Class B1 5.738%, 02/25/34 (b)	202,960	172,513
Series 2005-AR4 Class 6A1 5.250%, 07/25/35 (b)	1,374,648	1,341,881
Series 2005-AR6 Class 2A1 2.659%, 09/25/35 (b)	1,818,858	1,773,425
Series 2006-1F Class 2A16 6.000%, 02/25/36	588,253	554,532
Impac CMB Trust Series 2004-4 Class 1A1 0.882%, 09/25/34 (b)	129,856	105,710
Series 2004-5 Class 1A1 0.962%, 10/25/34 (b)	497,274	435,144
Impac Secured Assets CMN Owner Trust Series 2006-1 Class 2A1 0.592%, 05/25/36 (b)	456,332	422,074
Series 2006-2 Class 2A1 0.592%, 08/25/36 (b)	614,524	551,376
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A1 0.842%, 04/25/34 (b)	39,622	28,987
Jefferies & Co., Inc. Series 2009-R2 Class 4A 3.223%, 05/26/37 (144A) (b)	396,593	396,712
JPMorgan Alternative Loan Trust Series 2006-S1 Class 1A12 6.000%, 03/25/36	691,090	489,769
JPMorgan Mortgage Trust Series 2004-S1 Class 2A1 6.000%, 09/25/34	985,985	1,012,264
Series 2005-A1 Class 5A1 4.438%, 02/25/35 (b)	100,623	101,057
Series 2005-A7 Class 1A2 2.730%, 10/25/35 (b)	900,305	846,739
Series 2005-A8 Class 2A1 2.597%, 11/25/35 (b)	428,644	421,616

MIST-300

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Alternative Loans Trust Series 2004-10 Class 2A1 5.500%, 10/25/19	955,691	$982,590
Series 2004-13 Class 4A1 6.016%, 01/25/35 (b)	498,280	514,802
Series 2004-6 Class 7A1 6.000%, 07/25/34	1,220,883	1,220,224
Series 2005-1 Class 1A1 5.500%, 02/25/35	1,229,066	1,218,823
MASTR Seasoned Securities Trust Series 2005-1 Class 1A1 6.800%, 09/25/32 (b)	721,448	759,869
Merrill Lynch Mortgage Investors, Inc. Series 2005-A2 Class A2 2.519%, 02/25/35 (b)	1,832,320	1,667,730
Morgan Stanley Reremic Trust Series 2010-R9 Class 3B 5.000%, 11/26/36 (144A)	2,100,000	1,928,384
PHH Mortgage Capital LLC Series 2007-1SLW Class A1 6.600%, 12/25/27 (144A)	859,895	838,776
Residential Accredit Loans, Inc. Series 2002-QS14 Class A12 5.500%, 09/25/32	240,205	245,906
Series 2004-QS16 Class 1A1 5.500%, 12/25/34	1,098,273	1,111,481
Series 2004-QS5 Class A3 5.750%, 04/25/34	450,000	446,926
Series 2004-QS5 Class A5 4.750%, 04/25/34	684,769	690,352
Series 2004-QS5 Class A6 0.842%, 04/25/34 (b)	449,271	418,260
Series 2005-QR1 Class A 6.000%, 10/25/34	1,785,754	1,814,977
Residential Asset Securitization Trust Series 2004-A10 Class A1 5.500%, 02/25/35	626,311	630,947
Series 2004-A7 Class A3 0.692%, 10/25/34 (b)	653,382	574,475
Series 2005-A9 Class A1 5.500%, 07/25/35	932,738	843,152
Sasco Net Interest Margin Trust Series 2003-BC1 Class B 0.000%, 05/27/33 (144A) (f)	47,096	15
Sequoia Mortgage Trust Series 2003-5 Class A1 0.862%, 09/20/33 (b)	373,162	319,162
Series 2005-2 Class A1 0.462%, 03/20/35 (b)	409,058	358,383
Series 2005-3 Class A1 0.442%, 05/20/35 (b)	281,384	222,186
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1 Class 3A3 2.706%, 02/25/34 (b)	372,236	323,595
Series 2004-A1 Class 3AC 2.672%, 03/25/34 (b)	1,208,566	1,107,332

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Series 2003-22A Class 3A 2.587%, 06/25/33 (b)	773,505	$768,438
Series 2003-31A Class 3A 2.746%, 10/25/33 (b)	1,208,175	1,184,415
Series 2005-15 Class 4A1 6.000%, 08/25/35	428,424	372,594
Series 2005-6 Class 4A1 5.000%, 05/25/35	1,130,990	1,117,553
Thornburg Mortgage Securities Trust Series 2004-1 Class II2A 1.864%, 03/25/44 (b)	1,076,784	1,007,553
Series 2004-1 Class II4A 4.138%, 03/25/44 (b)	260,135	262,178
Vericrest Opportunity Loan Transferee Series 2011-NL1A Class A1 5.926%, 12/26/50 (144A) (b)	207,509	208,650
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Class A2 2.550%, 06/25/34 (b)	1,226,743	1,217,557
Series 2005-AR7 Class A2 2.540%, 08/25/35 (b)	688,189	663,969
Series 2004-AR12 Class A2A 0.640%, 10/25/44 (b)	145,038	114,164
Series 2004-AR14 Class A1 2.452%, 01/25/35 (b)	2,454,907	2,392,508
Wells Fargo Mortgage Backed Securities Trust Series 2004-H Class A1 2.762%, 06/25/34 (b)	105,013	104,539
Series 2004-V Class 1A2 2.709%, 10/25/34 (b)	517,007	516,455
Series 2005-9 Class 1A14 5.500%, 10/25/35	342,761	348,011
Series 2005-9 Class 2A6 5.250%, 10/25/35	646,714	655,562
Series 2005-AR10 Class 2A16 2.664%, 06/25/35 (b)	958,032	938,638
Series 2005-AR15 Class 1A4 5.028%, 09/25/35 (b)	192,883	189,310
Series 2005-AR16 Class 3A2 2.639%, 03/25/35 (b)	1,476,375	1,441,299
Series 2005-AR6 Class A1 5.003%, 04/25/35 (b)	168,579	169,840
Series 2006-2 Class 3A1 5.750%, 03/25/36	2,449,195	2,430,790
Series 2006-AR6 Class 5A1 4.405%, 03/25/36 (b)	1,641,918	1,589,637

		84,215,645

Commercial Mortgage-Backed Securities—3.0%
American Tower Trust Series 2007-1A Class D 5.957%, 04/15/37 (144A)	1,082,000	1,136,930
Bayview Commercial Asset Trust Series 2004-1 Class A 0.602%, 04/25/34 (144A) (b)	586,770	481,607

MIST-301

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Series 2007-2A Class IO 3.573%, 07/25/37 (144A) (h)	7,980,793	$560,252
Series 2006-SP1 Class IO 2.930%, 04/25/36 (144A) (b) (h)	4,361,871	116,098
Series 2007-4A Class A1 0.692%, 09/25/37 (144A) (b)	1,114,555	544,646
Series 2007-4A Class IO 3.855%, 09/25/37 (144A) (h)	11,296,416	1,029,556
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12 Class AJ 5.758%, 09/11/38 (b)	575,000	513,053
Series 2002-TOP6 Class E 7.177%, 10/15/36 (144A) (b)	900,000	944,768
Commercial Mortgage Pass-Through Certificates Series 2000-C1 Class G 6.850%, 08/15/33 (144A) (b)	300,000	183,652
Series 2011-THL Class E 5.949%, 06/09/28 (144A)	100,000	101,887
Series 2012-LC4 Class B 4.934%, 12/10/44 (b)	300,000	310,155
Series 2011-FL1 Class C 3.828%, 07/17/28 (144A) (b)	348,737	356,120
Series 2007-FL14 Class AJ 0.422%, 06/15/22 (144A) (b)	999,777	972,538
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKP1 Class G 7.165%, 12/15/35 (144A) (b)	400,000	400,596
Series 2002-CKN2 Class H 6.122%, 04/15/37 (144A) (b)	70,000	36,262
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class AM 5.343%, 12/15/39	800,000	797,335
CW Capital Cobalt, Ltd. Series 2006-C1 Class A2 5.174%, 08/15/48	215,139	218,702
DBUBS Mortgage Trust Series 2011-LC1A Class C 5.557%, 11/10/46 (144A) (b)	600,000	628,521
Series 2011-LC3A Class B 5.414%, 08/10/44 (144A) (b)	1,400,000	1,525,009
Extended Stay America Trust Series 2010-ESHA Class C 4.860%, 11/05/27 (144A)	800,000	812,331
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class H 5.310%, 05/10/36 (144A) (b)	792,000	782,566
Series 2003-C2 Class G 5.470%, 05/10/40 (144A) (b)	425,000	392,542
Series 2003-C3 Class E 5.307%, 04/10/40 (b)	450,000	439,749
GS Mortgage Securities Corp. II Series 2011-ALF Class D 4.209%, 02/10/21 (144A)	850,000	829,685
Series 2006-GG8 Class A4 5.560%, 11/10/39	800,000	906,163
Series 2006-GG8 Class AM 5.591%, 11/10/39	1,270,000	1,331,860
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-FL1A Class A1 0.617%, 07/15/19 (144A) (b)	1,018,745	988,407

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Series 2010-C2 Class C 5.529%, 11/15/43 (144A) (b)	300,000	$320,937
Series 2006-FL2A Class G 0.602%, 11/15/18 (144A) (b)	702,384	584,039
Series 2010-C2 Class A2 3.616%, 11/15/43 (144A)	1,000,000	1,053,947
Series 2011-CCHP Class D 4.650%, 07/15/28 (144A) (b)	850,000	838,585
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class J 5.616%, 10/15/35 (144A) (b)	1,700,000	1,677,327
Lehman Brothers Small Balance Commercial Series 2006-2A Class 1A 0.442%, 09/25/36 (144A) (b)	477,300	363,895
Series 2006-3A Class 2A2 5.410%, 12/25/36 (144A) (b)	471,609	466,586
Series 2007-3A Class 1A2 1.092%, 10/25/37 (144A) (b)	233,221	224,823
LSTAR Commercial Mortgage Trust Series 2011-1 Class C 5.669%, 06/25/43 (144A) (b)	942,000	983,378
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2006-1 Class A2 5.439%, 02/12/39 (b)	66,825	66,813
Merrill Lynch Financial Assets, Inc. Series 2007-CA22 Class A2 4.711%, 03/12/49 (CAD) (b)	350,000	358,436
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A2 4.556%, 06/12/43	194,277	195,176
Series 2003-KEY1 Class B 5.334%, 11/12/35 (b)	750,000	775,084
Morgan Stanley Capital I Series 2007-XLF9 Class B 0.842%, 12/15/20 (144A) (b)	455,000	418,161
Series 2007-XLF9 Class C 0.942%, 12/15/20 (144A) (b)	700,000	636,361
Timberstar Trust Series 2006-1A Class A 5.668%, 10/15/36 (144A)	540,000	607,874
Series 2006-1A Class F 7.530%, 10/15/36 (144A)	1,549,000	1,443,491
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class C 5.588%, 11/15/43 (144A) (b)	950,000	1,017,194
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class C 5.392%, 02/15/44 (144A) (b)	250,000	256,097
Series 2011-C4 Class D 5.250%, 06/15/44 (144A) (b)	400,000	363,591
WFDB Commercial Mortgage Trust Series 2011-BXR Class D 5.914%, 07/05/24 (144A)	1,000,000	1,038,675

		31,031,460

Total Mortgage-Backed Securities (Cost $113,641,789)		115,247,105

MIST-302

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—11.1%

Security Description	Principal Amount†	Value

Aerospace & Defense—0.4%
DAE Aviation Holdings, Inc. Term Loan 5.560%, 07/31/14 (b)	2,048,634	$2,030,708
DigitalGlobe, Inc. Term Loan 5.750%, 10/07/18	1,187,025	1,143,164
DynCorp International LLC Term Loan 6.250%, 07/07/16 (b)	343,530	344,131
Hunter Defense Technologies, Inc. First Lien Term Loan 3.500%, 08/22/14 (b)	664,571	591,468

		4,109,471

Airlines—0.2%
Allegiant Travel Co. Term Loan 5.750%, 03/10/17	990,000	989,074
Delta Air Lines, Inc. Term Loan 4.250%, 03/07/16 (b)	905,850	873,389

		1,862,463

Auto Components—0.4%
Delphi Corp. Term Loan 3.500%, 03/31/17 (b)	1,159,500	1,161,152
Federal-Mogul Corp. Term Loan 2.178%, 12/27/14 (b)	569,473	548,622
2.178%, 12/27/15 (b)	290,548	279,909
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 1.750%, 04/30/14 (b)	750,000	746,906
Remy International, Inc. Term Loan 6.250%, 12/16/16 (b)	626,662	629,795
TI Automotive, Ltd Term Loan 6.750%, 03/09/18	1,260,000	1,265,519

		4,631,903

Automobiles—0.4%
Chrysler Group LLC Term Loan 6.000%, 05/24/17 (b)	3,091,638	3,146,097
Tomkins LLC Term Loan 4.250%, 09/29/16 (b)	403,530	404,395
UCI International, Inc. Term Loan 5.500%, 07/26/17 (b)	987,500	993,672

		4,544,164

Biotechnology—0.2%
Grifols, Inc. Term Loan 4.500%, 06/01/17	2,573,671	2,575,550

Security Description	Principal Amount†	Value

Building Products—0.0%
Hillman Group, Inc. Term Loan 5.000%, 05/27/16 (b)	270,189	$269,851

Capital Markets—0.0%
LPL Investment Holdings, Inc. Term Loan 0.000%, 03/22/19 (i) (j)	450,000	450,657

Chemicals—0.3%
Chemtura Corp. Term Loan 5.500%, 08/27/16 (b)	855,000	860,164
Huntsman International LLC Term Loan 2.850%, 04/19/17 (b)	156,281	153,954
Ineos Holdings, Ltd. Term Loan 8.001%, 12/16/14 (EUR) (b)	425,973	599,205
Ineos U.S. Finance LLC Term Loan 8.001%, 12/16/14 (b)	38,287	39,843
Univar, Inc. Term Loan 5.000%, 06/30/17 (b)	1,194,875	1,198,609

		2,851,775

Commercial Services & Supplies—0.2%
Autotrader.com, Inc. Term Loan 4.000%, 12/15/16 (b)	371,250	371,807
Synagro Technologies, Inc. Term Loan 2.250%, 04/02/14 (b)	215,314	196,116
Waste Industries USA., Inc. Term Loan 4.750%, 03/18/17 (b)	920,700	920,700
WCA Waste Systems, Inc. Term Loan 5.500%, 03/22/18	265,000	265,884

		1,754,507

Communications Equipment—0.1%
CommScope, Inc. Term Loan 4.250%, 01/14/18	628,413	628,313

Computers & Peripherals—0.0%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/21/18 (b)	107,064	107,087

Construction Materials—0.4%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17 (b)	1,162,500	1,166,139
Preferred Sands Holding Compa Term Loan 7.500%, 12/15/16	2,339,138	2,304,050

MIST-303

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount†	Value

Construction Materials—(Continued)
U.S. Silica Co. Incremental Term Loan 4.750%, 06/01/17 (b)	372,188	$371,955

		3,842,144

Containers & Packaging—0.5%
BWAY Corp. Term Loan
4.500%, 02/23/18 (b)	257,484	257,664
Exopack LLC Term Loan 6.500%, 05/31/17 (b)	3,508,488	3,510,259
Ranpak Corp. Term Loan 4.750%, 04/20/17 (b)	780,744	782,696
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18 (b)	744,284	753,227

		5,303,846

Diversified Consumer Services—0.1%
Affinion Group, Inc. Term Loan 5.000%, 10/09/16	1,377,540	1,309,400

Diversified Financial Services—0.1%
MSCI, Inc. Term Loan 3.500%, 03/14/17 (b)	439,650	439,925
Race Point Power Term Loan 7.945%, 01/11/18 (b)	470,252	469,664

		909,589

Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings, Ltd. Term Loan 3.242%, 02/03/14 (b)	450,000	443,475
Telesat Canada Term Loan 4.250%, 03/26/19	2,600,000	2,587,000

		3,030,475

Electric Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
Extended Term Loan 4.743%, 10/10/17 (b)	1,710,495	954,670

Electrical Equipment—0.1%
Pelican Products, Inc. Term Loan 5.000%, 03/07/17 (b)	746,537	743,738

Electronic Equipment, Instruments & Components—0.3%
Aeroflex, Inc. Term Loan 4.250%, 05/09/18 (b)	995,879	987,166

Security Description	Principal Amount†	Value

Electronic Equipment, Instruments & Components—(Continued)
Flextronics International, Ltd. Delayed Draw Term Loan 2.494%, 10/01/14 (b)	2,118,169	$2,100,959
Generac Power Systems, Inc. Term Loan 3.750%, 02/09/19	333,333	333,833

		3,421,958

Energy Equipment & Services—0.3%
Frac Tech International LLC Term Loan 6.250%, 05/06/16 (b)	2,903,309	2,897,067

Food & Staples Retailing—0.1%
Rite Aid Corp. Term Loan 4.500%, 03/02/18 (b)	1,146,861	1,135,392

Food Products—0.2%
Del Monte Foods Co. Term Loan 4.500%, 03/08/18 (b)	739,413	730,118
Pierre Foods, Inc. First Lien Term Loan 7.001%, 09/30/16 (b)	1,382,500	1,385,265

		2,115,383

Health Care Equipment & Supplies—0.2%
Fresenius U.S. Finance I, Inc. Term Loan 3.250%, 09/10/14 (b)	463,450	464,247
Immucor, Inc. Term Loan 0.000%, 08/17/18 (i)	1,567,125	1,587,208

		2,051,455

Health Care Providers & Services—2.0%
Accentcare, Inc. Term Loan 0.000%, 12/22/16 (i)	583,646	540,602
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16 (b)	968,069	900,304
Ardent Medical Services, Inc. Term Loan 6.500%, 09/15/15	1,270,879	1,268,762
Aveta Holdings LLC Term Loan 8.500%, 04/09/15 (b)	1,144,492	1,144,206
0.000%, 03/30/17 (i)	1,835,000	1,779,950
Carestream Health, Inc. Term Loan 5.000%, 02/25/17 (b)	841,293	824,467
CDRL MS, Inc. Term Loan 6.750%, 09/30/16 (b)	421,657	422,580
Gentiva Health Services, Inc. Term Loan 6.500%, 08/17/16 (b)	2,544,177	2,444,534

MIST-304

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount†	Value

Health Care Providers & Services—(Continued)
Hanger Orthopedic Group, Inc. Term Loan 4.010%, 12/01/16 (b)	1,231,458	$1,222,610
HCA, Inc. Extended Term Loan 3.720%, 03/31/17 (b)	251,355	247,178
3.492%, 05/01/18 (b)	104,810	102,832
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18 (b)	717,750	719,096
IMS Health, Inc. Term Loan 4.500%, 08/25/17 (b)	650,674	652,824
inVentiv Health, Inc. Term Loan 6.500%, 08/04/16 (b)	1,712,699	1,629,925
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18 (b)	1,611,900	1,531,305
Prime Healthcare Services, Inc. Term Loan 7.500%, 04/28/15 (b)	1,217,611	1,194,781
Select Medical Corp. Term Loan 5.500%, 06/01/18	1,811,313	1,773,275
Universal Health Services, Inc. Term Loan 3.753%, 11/15/16 (b)	980,501	981,119
Virtual Radiologic Corp. 7.250%, 11/03/16	1,336,500	1,256,310

		20,636,660

Health Care Technology—0.1%
MedAssets, Inc. Term Loan 5.250%, 11/16/16 (b)	977,941	985,584

Hotels, Restaurants & Leisure—0.4%
DineEquity, Inc. 4.250%, 10/19/17 (b)	385,181	385,953
Dunkin’ Brands Group, Inc. 4.003%, 11/23/17 (b)	1,926,194	1,927,812
Pinnacle Entertainment, Inc. Term Loan 0.000%, 03/19/19 (i) (j)	800,000	804,832
Wendy’s / Arby’s Restaurants LLC Term Loan 5.000%, 05/24/17 (b)	499,357	501,853

		3,620,450

Household Products—0.1%
Yankee Candle Co., Inc. 0.000%, 03/29/19 (i) (j)	925,000	929,144

Independent Power Producers & Energy Traders—0.3%
AES Corp. (The) Term Loan 4.250%, 06/01/18 (b)	1,430,550	1,433,926
Calpine Corp. 4.500%, 04/02/18 (b)	1,217,700	1,214,984

Security Description	Principal Amount†	Value

Independent Power Producers & Energy Traders—(Continued)
NRG Energy, Inc. Term Loan 4.000%, 07/02/18 (b)	918,063	$918,485

		3,567,395

Industrial Conglomerates—0.0%
Aquilex Holdings LLC 7.750%, 04/01/16 (b)	136,036	135,271

Insurance—0.4%
Alliant Holdings I, Inc. Term Loan 3.470%, 08/21/14 (b)	228,074	226,078
6.750%, 08/21/14 (b)	953,885	961,040
AmWINS Group Inc. First Lien Term Loan 4.680%, 06/08/13 (b)	728,181	720,899
CNO Financial Group, Inc. Term Loan 6.250%, 09/30/16 (a)	327,688	330,351
HUB International Holdings, Inc. 6.750%, 06/13/14 (b)	1,043,250	1,046,948
USI Holdings Corp. Term Loan 2.750%, 05/05/14 (b)	543,413	530,958
7.000%, 05/05/14 (b)	248,625	249,247

		4,065,521

IT Services—0.1%
Fidelity National Information Services, Inc. Term Loan 4.250%, 07/18/16	69,257	69,706
First Data Corp. 5.240%, 03/24/17	28,291	27,133
Extended Term Loan 4.242%, 03/24/18 (b)	372,933	340,674
TASC, Inc. Term Loan 4.500%, 12/18/15 (b)	733,149	726,276

		1,163,789

Machinery—0.1%
Hudson Products Holdings Inc. 8.500%, 08/24/15 (b)	413,542	382,527
Scotsman Industries, Inc. 5.752%, 04/29/16 (b)	477,802	477,205
Terex Corp. Term Loan 5.500%, 04/28/17 (b)	422,875	426,509

		1,286,241

Media—0.8%
Cengage Learning Acquisitions, Inc. Term Loan 2.490%, 07/03/14 (b)	740,310	684,228
Charter Communications Operating LLC 7.250%, 03/06/14 (b)	7,505	7,519
Extended Term Loan 3.720%, 09/06/16 (b)	1,322,932	1,318,494

MIST-305

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal Amount†	Value

Media—(Continued)
Interactive Data Corp. Term Loan 4.500%, 02/11/18 (b)	1,221,462	$1,222,897
Kasima LLC 5.000%, 03/31/17 (a)	841,500	843,604
Mediacom Broadband LLC 4.500%, 10/23/17 (b)	982,500	979,430
Rovi Solutions Corp. Term Loan 0.000%, 03/28/19 (i)	1,150,000	1,144,250
Wideopenwest Finance LLC First Lien Term Loan
2.742%, 06/27/14 (b)	292,435	286,313
Term Loan 6.748%, 06/27/14 (b)	1,458,572	1,461,314

		7,948,049

Metals & Mining—0.2%
American Rock Salt Holdings LLC Term Loan 5.500%, 04/25/17 (b)	512,563	489,499
Novelis, Inc. Term Loan 4.000%, 03/10/17 (b)	814,688	813,816
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	373,125	372,894
Walter Energy, Inc. Term Loan 4.000%, 04/02/18 (b)	833,227	830,969

		2,507,178

Multiline Retail—0.1%
Savers, Inc. Term Loan 4.250%, 03/04/17 (b)	980,921	982,319

Oil, Gas & Consumable Fuels—0.3%
Glenn Pool Oil & Gas Trust Term Loan 4.500%, 05/02/16	2,216,891	2,222,433
SandRidge Energy, Inc. Term Loan 0.000%, 02/23/13 (i) (j)	825,000	825,000

		3,047,433

Personal Products—0.1%
Revlon Consumer Products Corp. Term Loan 4.753%, 11/17/17 (b)	783,966	784,770

Pharmaceuticals—0.2%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/11/17 (b)	1,654,063	1,642,691
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18 (b)	399,857	400,713

		2,043,404

Security Description	Principal Amount†	Value

Professional Services—0.0%
Scitor Corp. Term Loan 5.000%, 02/15/17 (b)	475,568	$463,087

Road & Rail—0.2%
Swift Transportation Co., Inc. Term Loan 4.000%, 12/21/16	1,300,000	1,304,414
5.000%, 12/15/17	540,000	544,320

		1,848,734

Semiconductors & Semiconductor Equipment—0.2%
Freescale Semiconductor, Inc. Extended Term Loan 4.494%, 12/01/16 (b)	993,502	968,167
Microsemi Corp. Term Loan 4.000%, 02/02/18	880,608	880,608
Semtech Corp. Term Loan 4.250%, 03/15/17	385,000	385,000

		2,233,775

Software—0.2%
Cinedigm Digital Funding I LLC Term Loan 5.250%, 04/29/16	498,984	498,048
Nuance Communications, Inc. Term Loan 3.240%, 03/31/16	735,186	735,793
Verint Systems, Inc. Term Loan 4.500%, 10/27/17 (b)	570,688	569,977
Vertafore, Inc. Term Loan 5.250%, 07/29/16 (b)	375,252	373,845

		2,177,663

Specialty Retail—0.1%
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18 (b)	679,958	682,630

Trading Companies & Distributors—0.1%
Louis No.1 plc Term Loan 5.467%, 08/31/16	809,650	754,662
Louis No.1 plc Letter of Credit 5.470%, 08/31/16	316,996	295,468

		1,050,130

Transportation Infrastructure—0.1%
Ozburn-Hessey Holding Co. LLC Term Loan 8.250%, 04/08/16	663,791	586,127

MIST-306

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Loan Participation—(Continued)

Security Description	Principal/Par Amount†	Value

Wireless Telecommunication Services—0.1%
MetroPCS Wireless, Inc. Incremental Term Loan 4.000%, 03/16/18 (b)	989,992	$983,062

Total Loan Participation (Cost $114,565,919)		115,229,274

U.S. Treasury & Government Agencies—7.9%

Agency Sponsored Mortgage-Backed—4.0%
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	400,318	427,395
5.000%, 02/01/20	169,535	184,234
5.000%, 10/01/20	945,483	1,029,687
5.000%, 12/01/21	102,709	111,469
5.000%, 02/01/22	46,306	50,154
5.000%, 06/01/22	83,556	90,500
5.000%, 09/01/22	842,799	912,841
5.000%, 07/01/23	822,095	889,389
Fannie Mae 20 Yr. Pool 5.500%, 03/01/25	242,562	266,790
Fannie Mae 30 Yr. Pool 7.000%, 09/01/29	432	501
7.500%, 01/01/30	1,312	1,549
7.500%, 10/01/30	132	157
6.500%, 07/01/31	417	477
6.500%, 10/01/31	1,211	1,379
6.000%, 12/01/31	2,681	2,996
6.500%, 02/01/32	1,681	1,915
6.000%, 03/01/32	1,618	1,809
4.500%, 03/01/35	200,118	213,161
4.500%, 07/01/35	429,476	457,468
6.500%, 12/01/36	6,276	7,051
6.500%, 03/01/37	138,403	155,496
6.000%, 07/01/37	229,908	253,575
6.500%, 10/01/37	203,435	228,560
6.000%, 07/01/38	1,769,625	1,951,796
5.000%, 06/01/40	760,681	822,195
5.000%, 07/01/40	739,734	799,553
3.500%, 11/01/40	5,530,641	5,687,138
4.500%, 05/01/41	658,346	702,695
4.500%, 11/01/41	1,291,112	1,375,665
4.000%, 12/01/41	1,661,019	1,743,953
4.500%, 12/01/41	199,180	212,598
4.000%, 01/01/42	223,987	235,205
Fannie Mae Interest Strip Series 318 Class 2, STRIPS 6.000%, 01/01/32 (h)	31,479	5,652
Series 322 Class 2, STRIPS 6.000%, 04/01/32 (h)	21,886	4,174
Series 329 Class 2, STRIPS 5.500%, 01/01/33 (h)	130,441	18,857
Series 332 Class 2, STRIPS 6.000%, 03/01/33 (h)	24,762	3,918
Fannie Mae Pool 4.000%, 01/01/42	1,094,742	1,149,402
4.000%, 04/01/42	2,515,261	2,643,381
Fannie Mae REMICS Series 2011-107 Class DI 3.500%, 01/25/29 (h)	917,920	85,593
Series 2002-14 Class A2 7.500%, 01/25/42	14,999	17,510

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.500%, 10/01/16	3,366	$3,644
6.000%, 06/01/17	33,781	36,162
4.500%, 11/01/18	182,885	198,999
5.000%, 12/01/21	310,275	334,752
Freddie Mac 30 Yr. Gold Pool 5.000%, 05/01/34	567,814	613,087
5.000%, 06/01/35	236,203	254,815
6.000%, 06/01/35	91,502	101,443
6.000%, 12/01/36	134,775	149,037
5.000%, 05/01/37	1,319,323	1,423,281
5.000%, 09/01/38	68,653	74,009
5.000%, 10/01/38	637,560	687,399
5.000%, 11/01/39	3,051,590	3,303,351
5.000%, 12/01/39	553,157	610,055
3.500%, 10/01/40	1,345,994	1,380,926
Freddie Mac REMICS Series 3017 Class QJ 5.000%, 08/15/35	123,144	126,051
Freddie Mac Strips Series 215 Class PO, STRIPS 0.000%, 06/15/31 (k)	13,753	12,446
Series 216 Class IO, STRIPS 6.000%, 12/01/31 (h)	82,869	16,116
Ginnie Mae I 15 Yr. Pool 6.000%, 05/15/17	3,358	3,692
6.000%, 06/15/17	3,523	3,790
5.000%, 10/15/18	246,647	270,305
5.500%, 08/15/19	72,039	79,212
6.000%, 08/15/19	25,172	27,216
5.500%, 10/15/19	331,578	363,899
Ginnie Mae I 30 Yr. Pool 7.000%, 05/15/23	4,689	5,386
6.000%, 02/15/24	3,142	3,544
6.000%, 11/15/28	2,482	2,820
6.500%, 03/15/29	5,657	6,614
7.000%, 03/15/31	839	998
6.500%, 02/15/32	3,313	3,840
6.500%, 03/15/32	3,660	4,241
6.500%, 11/15/32	7,656	8,897
6.000%, 02/15/33	5,395	6,123
6.000%, 03/15/33	21,123	24,000
6.000%, 06/15/33	20,181	22,969
6.000%, 07/15/33	19,343	21,984
4.500%, 09/15/33	297,537	325,934
6.000%, 09/15/33	27,502	31,289
6.000%, 10/15/33	10,697	12,142
5.500%, 01/15/34	198,174	222,423
5.500%, 04/15/34	87,383	98,294
4.500%, 05/15/34	382,599	419,592
5.500%, 07/15/34	415,278	465,452
6.000%, 08/15/34	79,556	90,302
5.500%, 10/15/34	304,104	341,315
4.500%, 12/15/34	248,607	272,023
4.500%, 04/15/35	750,522	820,743
5.000%, 04/15/35	26,609	29,599
5.500%, 06/15/35	158,524	177,922
4.500%, 09/15/35	716,829	783,898
4.500%, 10/15/35	350,790	383,611
5.500%, 11/15/35	134,320	150,559
5.750%, 10/15/38	286,566	320,646
4.500%, 08/15/41	1,609,336	1,756,893

MIST-307

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 6.000%, 05/20/32	41,024	$46,407
6.000%, 11/20/33	47,838	54,115
5.500%, 03/20/34	28,741	32,173
5.000%, 08/20/34	291,318	323,187
4.500%, 09/20/41	1,585,792	1,730,943

		41,822,403

Federal Agencies—0.5%
Government National Mortgage Association Series 2009-83 Class EB 4.500%, 09/20/39	2,235,000	2,477,520
Series 2010-140 Class IO 1.747%, 10/16/43 (b) (h)	9,187,461	718,377
Series 2009-63 Class IO 1.269%, 03/16/51 (b) (h)	12,339,418	637,608
Series 2009-90 Class IO 1.536%, 04/16/51 (b) (h)	5,705,149	370,604
Series 2012-25 Class IO 1.096%, 08/16/52 (b) (h)	9,989,604	809,692
Series 2010-148 Class IX 1.471%, 10/16/52 (b) (h)	6,423,824	489,486

		5,503,287

U.S. Treasury—3.4%
U.S. Treasury Bonds 6.250%, 08/15/23 (a)	87,000	120,509
5.375%, 02/15/31 (a)	1,750,000	2,354,023
4.500%, 02/15/36	1,610,000	1,965,457
5.000%, 05/15/37	289,000	378,906
4.375%, 02/15/38	1,727,000	2,074,020
4.500%, 05/15/38	4,704,000	5,758,726
4.250%, 05/15/39	3,110,000	3,664,454
4.500%, 08/15/39	8,590,000	10,524,090
4.375%, 11/15/39 (a)	455,000	546,782
U.S. Treasury Notes 3.125%, 05/15/19 (a)	6,700,000	7,378,898

		34,765,865

Total U.S. Treasury & Government Agencies (Cost $75,638,417)		82,091,555

Municipals—5.5%
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project
Series A 5.950%, 05/15/33 (b)	3,360,000	3,609,010
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project
5.750%, 09/01/28	625,000	635,763
California State University Revenue Systemwide Series A 5.000%, 11/01/39 (AGM)	1,502,000	1,578,947
Charleston SC, Waterworks & Sewer Revenue Capital Improvement
5.000%, 01/01/35	350,000	394,562
5.000%, 01/01/41	1,975,000	2,207,378
Charlotte Special Facilities Revenue Refunding Charlotte / Douglas International Airport
5.600%, 07/01/27	1,000,000	887,970

Security Description	Par Amount†	Value

Connecticut State Health & Educational, Facility Authority Revenue, Yale University
Series A-2 5.000%, 07/01/42	1,451,000	$1,593,619
Series Z-1 5.000%, 07/01/40	2,000,000	2,220,040
Cook County IL, Revenue Navistar International-Recovery Zone Facility
6.500%, 10/15/40	1,275,000	1,372,538
Gulf Coast Waste Disposal Authority Series A 5.200%, 05/01/28	945,000	988,366
Hampton Roads Sanitation District VA, Wastewater Revenue
5.000%, 04/01/38	550,000	593,318
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax
Series A 5.000%, 11/01/41	1,200,000	1,323,768
Houston TX, Higher Education Finance Corp. Revenue Rice University Project
Series B 4.500%, 11/15/37	1,700,000	1,759,585
Series A 5.000%, 05/15/40	1,000,000	1,121,630
Indianapolis Airport Authority Federal Express Corp. Project
5.100%, 01/15/17	660,000	742,229
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects
6.750%, 11/01/32	1,550,000	1,701,791
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
Series A 5.375%, 04/01/41	400,000	427,476
5.250%, 04/01/37	1,350,000	1,448,969
Massachusetts State Development Finance Agency Revenue Harvard University
Series B-1 5.000%, 10/15/40	800,000	901,656
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University
Series A 5.500%, 11/15/36	4,300,000	5,136,737
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
Series K 5.500%, 07/01/32	950,000	1,289,112
Series O 6.000%, 07/01/36	675,000	827,780
Missouri State Health & Educational Facilities Authority Revenue Washington University
Series A 5.000%, 11/15/39	1,900,000	2,114,491
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital
Series A 6.500%, 01/01/41	600,000	682,632

MIST-308

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Municipals—(Continued)
Security Description	Par Amount†	Value

New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Inc. Project
6.250%, 09/15/29	2,718,000	$2,729,062
7.000%, 11/15/30 (b)	117,000	117,567
New Jersey State Transportation Trust Fund Authority Transportation Systems
Series A 5.500%, 06/15/41	2,000,000	2,266,700
New York City Transitional Finance Authority Revenue Future Tax Secured
Series C 5.000%, 11/01/33	300,000	339,729
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University
5.000%, 07/01/38	2,500,000	2,767,575
5.000%, 10/01/41	2,040,000	2,287,676
New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University
Series A 5.000%, 07/01/35	175,000	194,969
5.000%, 07/01/40	1,200,000	1,331,472
Port of Corpus Christi Authority TX Celanese Project
Series B 6.700%, 11/01/30	1,500,000	1,511,685
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects
Series A 6.250%, 11/01/33	800,000	886,288
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp.
Series A 5.125%, 06/01/37	1,710,000	1,749,911
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project
5.600%, 12/01/35	1,670,000	1,704,118
Texas A&M University Permanent University Fund
Series A 5.000%, 07/01/30	530,000	634,829
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project.
5.900%, 05/01/38 (b)	1,505,000	1,624,136
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable
Series B-1 5.000%, 08/01/39	1,050,000	1,157,646
Wisconsin State General Reserve
Series A 5.750%, 05/01/33	134,000	157,237
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project
Series A-1 4.900%, 03/01/28	300,000	300,831

Total Municipals (Cost $51,501,423)		57,320,798

Convertible Bonds—4.7%
Security Description	Par Amount†	Value

Biotechnology—0.2%
Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17 (a)	800,000	$1,281,000
PDL BioPharma, Inc. 3.750%, 05/01/15 (a)	1,050,000	1,101,188

		2,382,188

Communications Equipment—0.1%
MasTec, Inc. 4.000%, 06/15/14	495,000	672,581

Computers & Peripherals—0.1%
SanDisk Corp. 1.500%, 08/15/17 (a)	1,225,000	1,456,219

Electrical Equipment—0.2%
General Cable Corp. 4.500%, 11/15/29 (l)	2,420,000	2,562,175

Electronic Equipment, Instruments & Components—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A)	2,545,000	2,179,156

Energy Equipment & Services—0.1%
Exterran Holdings, Inc. 4.250%, 06/15/14	540,000	541,350

Health Care Equipment & Supplies—0.6%
Hologic, Inc. 2.000%, 12/15/37 (a) (l)	3,000,000	3,555,000
NuVasive, Inc. 2.750%, 07/01/17	3,680,000	3,155,600

		6,710,600

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.250%, 12/15/35	568,000	548,830

Internet Software & Services—0.1%
WebMD Health Corp. 2.500%, 01/31/18	485,000	437,106
2.250%, 03/31/16	800,000	761,824

		1,198,930

Machinery—0.4%
Greenbrier Cos., Inc. 3.500%, 04/01/18 (144A)	1,190,000	1,146,862
Navistar International Corp. 3.000%, 10/15/14	2,250,000	2,491,875

		3,638,737

Marine—0.0%
Horizon Lines, Inc. 6.000%, 04/15/17 (f)	607,636	261,284
Horizon Lines, Inc., Senior Notes 6.000%, 04/15/17 (f)	168,787	72,578

		333,862

MIST-309

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—0.2%
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	1,900,000	$1,770,800

Oil, Gas & Consumable Fuels—0.6%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	3,264,000	2,945,760
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	990,000	916,988
2.250%, 12/15/38	1,250,000	1,017,187
James River Coal Co. 3.125%, 03/15/18	2,035,000	952,482

		5,832,417

Paper & Forest Products—0.0%
Sino-Forest Corp. 4.250%, 12/15/16 (144A) (e)	1,246,000	317,730
5.000%, 08/01/13 (e)	500,000	127,500

		445,230

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp. 2.950%, 12/15/35 (a)	4,130,000	4,770,150
3.250%, 08/01/39	904,000	1,275,770
Lam Research Corp. 1.250%, 05/15/18 (144A) (a)	2,199,000	2,319,945
Novellus Systems, Inc. 2.625%, 05/15/41 (144A)	3,110,000	4,338,450

		12,704,315

Software—0.5%
Concur Technologies, Inc. 2.500%, 04/15/15 (144A)	1,175,000	1,502,531
Mentor Graphics Corp. 4.000%, 04/01/31 (144A)	2,213,000	2,395,573
Nuance Communications, Inc. 2.750%, 11/01/31 (144A) (a)	1,370,000	1,554,950

		5,453,054

Wireless Telecommunication Services—0.1%
InterDigital, Inc. 2.500%, 03/15/16 (144A)	880,000	886,600

Total Convertible Bonds (Cost $46,670,407)		49,317,044

Asset-Backed Securities—3.2%

Asset-Backed—Automobile—0.2%
AmeriCredit Automobile Receivables Trust Series 2010-4 Class D 4.200%, 11/08/16	400,000	420,072
Series 2011-3 Class D 4.040%, 07/10/17	300,000	307,159
Ford Auto Securitization Trust Series 2011-R1A Class A1 1.793%, 09/15/13 (144A) (CAD)	80,115	80,378

Security Description	Par Amount†	Value

Asset-Backed—Automobile—(Continued)
Series 2011-R1A Class A2 2.431%, 11/15/14 (144A) (CAD)	450,000	$455,842
Prestige Auto Receivables Trust Series 2011-1A Class C 3.900%, 07/16/18 (144A)	577,000	587,684
Santander Drive Auto Receivables Trust Series 2012-1 Class C 3.780%, 11/15/17	400,000	409,532

		2,260,667

Asset-Backed—Home Equity—0.9%
Accredited Mortgage Loan Trust Series 2006-2 Class A3 0.392%, 09/25/36 (b)	1,599,004	1,369,201
ACE Securities Corp. Series 2004-HE4 Class M1 1.142%, 12/25/34 (b)	578,893	409,751
Series 2006-FM2 Class A2A 0.292%, 08/25/36 (b)	136,170	129,916
Aegis Asset Backed Securities Trust Series 2005-5 Class 1A3 0.512%, 12/25/35 (b)	1,268,780	1,096,425
Ameriquest Mortgage Securities, Inc. Series 2003-AR3 Class M5 4.562%, 10/25/33 (b)	25,000	7,007
Asset Backed Securities Corp. Series 2005-HE3 Class M2 0.682%, 04/25/35 (b)	331,375	323,350
Bayview Financial Acquisition Trust Series 2005-C Class M1 0.741%, 06/28/44 (b)	418,342	220,198
Bear Stearns Asset Backed Securities Trust Series 2004-BO1 Class M3 1.292%, 10/25/34 (b)	835,000	575,473
Series 2006-4 Class A1 0.372%, 10/25/36 (b)	365,843	346,789
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE2 Class M1 0.992%, 05/25/35 (144A) (b)	429,900	332,800
Home Equity Asset Trust Series 2005-6 Class 1A2 0.522%, 12/25/35 (b)	329,423	310,102
Irwin Home Equity Corp. Series 2005-C Class 2M2 0.942%, 04/25/30 (b)	450,000	366,419
Mastr Asset Backed Securities Trust Series 2003-OPT1 Class MV5 5.492%, 12/25/32 (b)	13,521	1,613
Series 2005-HE1 Class M1 0.672%, 05/25/35 (b)	88,055	85,992
Morgan Stanley ABS Capital I Series 2007-HE3 Class A2A 0.302%, 12/25/36 (b)	168,336	92,357
Novastar Home Equity Loan Series 2005-3 Class A2D 0.612%, 01/25/36 (b)	1,000,000	779,919

MIST-310

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed—Home Equity—(Continued)
Option One Mortgage Loan Trust Series 2005-4 Class A3 0.502%, 11/25/35 (b)	730,413	$698,129
Series 2007-HL1 Class 2A1 0.362%, 02/25/38 (b)	138,193	135,701
Residential Asset Mortgage Products, Inc. Series 2005-EFC2 Class M2 0.712%, 07/25/35 (b)	525,000	491,448
Residential Asset Securities Corp. Series 2004-KS11 Class AI3 0.712%, 12/25/34 (b)	360,465	342,940
Series 2005-KS12 Class A2 0.492%, 01/25/36 (b)	39,738	37,832
Series 2005-KS7 Class M1 0.682%, 08/25/35 (b)	494,799	472,909
Soundview Home Equity Loan Trust Series 2007-NS1 Class A1 0.362%, 01/25/37 (b)	88,476	86,120
Wells Fargo Home Equity Trust Series 2005-3 Class AI1B 0.592%, 11/25/35 (b)	210,155	207,777
Series 2005-3 Class M1 0.652%, 11/25/35 (b)	311,000	284,199

		9,204,367

Asset-Backed—Other—2.1%
ACE Securities Corp. Series 2003-MH1 Class M2 6.500%, 08/15/30 (144A) (b)	1,305,661	1,340,454
Bear Stearns Asset Backed Securities Trust Series 2003-SD1 Class M1 1.092%, 12/25/33 (b)	320,284	260,245
Carrington Mortgage Loan Trust Series 2005-NC1 Class M1 0.732%, 02/25/35 (b)	329,429	318,854
Series 2005-NC4 Class A3 0.642%, 09/25/35 (b)	129,294	124,041
Series 2006-FRE1 Class A2 0.352%, 07/25/36 (b)	439,842	405,689
Series 2007-FRE1 Class A1 0.362%, 02/25/37 (b)	111,183	108,165
Series 2007-HE1 Class A1 0.342%, 06/25/37 (b)	169,679	152,848
Citicorp Residential Mortgage Securities, Inc. Series 2006-1 Class A4 5.939%, 07/25/36	1,560,000	1,485,598
Series 2006-2 Class A4 5.775%, 09/25/36	1,386,877	1,348,381
Series 2007-1 Class A4 5.892%, 03/25/37	1,325,000	1,280,761
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.302%, 07/25/45 (b)	427,842	292,599
Conseco Finance Securitizations Corp. Series 2001-3 Class A4 6.910%, 05/01/33	2,711	2,796
Series 2001-4 Class A4 7.360%, 08/01/32	1,758	1,864

Security Description	Par Amount†	Value

Asset-Backed—Other—(Continued)
Series 2002-1 Class A 6.681%, 12/01/33 (b)	57,192	$60,331
Conseco Financial Corp. Series 1999-5 Class A5 7.860%, 03/01/30 (b)	122,376	98,145
Countrywide Asset-Backed Certificates Series 2005-13 Class 3AV3 0.492%, 04/25/36 (b)	459,905	395,423
Series 2005-3 Class MV1 0.662%, 08/25/35 (b)	90,785	90,487
Series 2005-4 Class AF3 4.456%, 10/25/35 (b)	438,392	422,848
Series 2006-15 Class A2 5.683%, 10/25/46 (b)	490,922	491,990
Series 2006-3 Class 2A2 0.422%, 06/25/36 (b)	614,427	504,823
Series 2006-5 Class 2A2 0.422%, 08/25/36 (b)	426,499	361,143
Series 2007-1 Class 2A1 0.292%, 07/25/37 (b)	118,531	116,138
Series 2007-QH1 Class A1 0.442%, 02/25/37 (144A) (b)	412,146	258,681
Credit-Based Asset Servicing and Securitization LLC
Series 2006-MH1 Class M1 6.250%, 10/25/36 (144A)	375,000	360,200
Series 2007-CB4 Class A1A 0.332%, 04/25/37 (b)	378,684	253,144
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2 5.216%, 01/25/42 (144A)	3,270,000	3,355,980
Ellington Loan Acquisition Trust Series 2007-1 Class A2A2 1.042%, 05/27/37 (144A) (b)	234,800	215,000
FBR Securitization Trust Series 2005-4 Class AV24 0.942%, 10/25/35 (b)	163,985	91,754
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF10 Class A3 0.782%, 09/25/34 (b)	205,009	194,044
Series 2005-FF5 Class M1 0.692%, 03/25/35 (b)	231,854	217,520
Series 2005-FFH3 Class M1 0.752%, 09/25/35 (b)	650,000	579,226
Fremont Home Loan Trust Series 2006-2 Class 2A2 0.352%, 02/25/36 (b)	12,137	12,065
Greenpoint Manufactured Housing Series 2000-3 Class IA 8.450%, 06/20/31 (b)	151,916	128,670
GSAMP Trust Series 2005-HE2 Class M1 0.887%, 03/25/35 (b)	168,977	160,001
Series 2006-HE5 Class A2B 0.342%, 08/25/36 (b)	222,983	212,122
Series 2006-HE8 Class A2B 0.372%, 01/25/37 (b)	184,276	163,857

MIST-311

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Asset-Backed—Other—(Continued)
JP Morgan Mortgage Acquisition Corp. Series 2005-OPT2 Class A3 0.482%, 12/25/35 (b)	124,445	$115,491
Leaf II Receivables Funding LLC Series 2010-3 Class B 4.900%, 02/20/22 (144A)	600,000	597,060
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B Class A5 5.873%, 04/15/40	314,360	334,534
Lehman XS Trust Series 2005-7N Class 1A2A 0.592%, 12/25/35 (b)	642,815	194,854
Madison Avenue Manufactured Housing Contract
Series 2002-A Class B1 3.492%, 03/25/32 (b)	250,000	225,792
Series 2002-A Class M2 2.492%, 03/25/32 (b)	1,500,000	1,374,955
Mid-State Trust Series 10 Class B 7.540%, 02/15/36	50,035	45,979
Series 2010-1 Class B
7.000%, 12/15/45 (144A)	602,363	610,619
Series 2010-1 Class M 5.250%, 12/15/45 (144A)	509,692	507,838
Origen Manufactured Housing Series 2004-A Class M1 5.910%, 01/15/35 (b)	603,172	639,054
Series 2005-A Class M1 5.460%, 06/15/36 (b)	358,715	365,286
Residential Asset Mortgage Products, Inc. Series 2006-RZ3 Class A2 0.402%, 08/25/36 (b)	363,359	306,418
Specialty Underwriting & Residential Finance Series 2005-AB3 Class A2B 0.492%, 09/25/36 (b)	100,347	96,636
Structured Asset Investment Loan Trust Series 2005-4 Class M1 0.642%, 05/25/35 (b)	371,022	355,003
Structured Asset Securities Corp. Series 2005-2XS Class 1A2A 4.510%, 02/25/35	10,160	10,138
Series 2007-BC2 Class A3 0.372%, 03/25/37 (b)	300,000	224,702
TAL Advantage LLC Series 2011-2A Class A 4.310%, 05/20/26 (144A)	550,000	552,441
TIAA Real Estate CDO, Ltd. Series 2002-1A Class IV 6.840%, 05/22/37 (144A)	100,000	80,000

		22,502,687

Total Asset-Backed Securities (Cost $33,654,488)		33,967,721

Preferred Stocks—1.0%

Commercial Banks—0.1%
U.S. Bancorp Series F (b)	50,000	1,359,500

Security Description	Shares	Value

Diversified Financial Services—0.6%
Citigroup Capital XIII (b)	174,166	$4,737,315
GMAC Capital Trust I, Series 2 (b)	56,000	1,294,160

		6,031,475

Diversified Telecommunication Services—0.3%
Qwest Corp. (a)	109,000	2,838,360

Total Preferred Stocks (Cost $9,891,140)		10,229,335

Convertible Preferred Stocks—0.7%

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 5.875%, 04/01/14	58,180	2,410,397

Commercial Banks—0.3%
Wells Fargo & Co. Series L 7.500%, 12/31/49	3,015	3,366,850

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc. Series A 7.000%, 12/31/49	33,370	1,810,423

Total Convertible Preferred Stocks (Cost $7,203,327)		7,587,670

Common Stocks—0.1%

Airlines—0.0%
Delta Air Lines, Inc.*	2,000	19,820
United Continental Holdings, Inc.* (a)	544	11,696

		31,516

Auto Components—0.0%
Lear Corp.	3,422	159,089

Building Products—0.0%
Owens Corning* (a)	2,967	106,901

Capital Markets—0.1%
Legg Mason, Inc. (a)	10,264	286,674

Commercial Services & Supplies—0.0%
Comdisco Holding Co., Inc.	83	423

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A)* (f)	1,133	2,872
Leucadia National Corp. (a)	36	939

		3,811

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (a)	35	141

MIST-312

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Food Products—0.0%
Smithfield Foods, Inc.* (a)	2,165	$47,695

Insurance—0.0%
CNO Financial Group, Inc.*	5,666	44,082

Marine—0.0%
Horizon Lines, Inc.* (a)	10,640	61,497

Media—0.0%
Knology, Inc.* (a)	99	1,802

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd.*	54,081	76,991

Total Common Stocks (Cost $1,073,151)		820,622

Warrants—0.0%

Containers & Packaging—0.0%
Smurfit Kappa Group plc, expires 10/01/13 (144A)* (f)	42	1,992

Life Sciences Tools & Services—0.0%
Mediq, Inc., expires 06/1/09 (144A)* (f)	110	—

Marine—0.0%
Horizon Lines, Inc., expires 09/27/36* (f)	133,679	30,853

Sovereign—0.0%
Republic of Venezuela, expires 04/15/20* (b)	1,700	49,300

Total Warrants (Cost $72,977)		82,145

Short-Term Investments—13.3%

Mutual Fund—9.0%
State Street Navigator Securities Lending Prime Portfolio (m)	93,782,649	93,782,649

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $44,791,037 on 04/02/12, collateralized by $45,690,000 Federal Home Loan Bank at 0.200% due 09/14/12 with a value of $45,690,000.	44,791,000	44,791,000

Total Short-Term Investments (Cost $138,573,649)		138,573,649

Total Investments—109.4% (Cost $1,091,058,256#)		1,139,193,093
Other assets and liabilities (net)—(9.4)%		(98,221,884)

Net Assets—100.0%		$1,040,971,209

*	Non-income producing security.
†	Par amount stated in U.S. dollars unless noted.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,091,058,256. The aggregate unrealized appreciation and depreciation of investments were $64,786,693 and $(16,651,856), respectively, resulting in net unrealized appreciation of $48,134,837 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $91,911,550 and the collateral received consisted of cash in the amount of $93,782,649. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Interest only security.
(i)	This loan will settle after March 31, 2012 at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Principal only security.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(m)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $294,438,590, which is 28.3% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GMTN)—	Global Medium-Term Note
(IDR)—	Indonesian Rupiah
(MTN)—	Medium-Term Note
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira

MIST-313

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of March 31, 2012 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Depreciation
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	6/20/2012	4	$570,199	$551,000	$(19,199)
Ultra Long U.S. Treasury Bond	Chicago Board of Trade	6/20/2012	69	10,836,573	10,416,844	(419,729)

Net Unrealized Depreciation						$(438,928)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of March 31, 2012	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	6/20/2012	(461)	$(60,544,590)	$(59,692,297)	$852,294
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	6/29/2012	(56)	(12,336,470)	(12,327,875)	8,595
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	6/29/2012	(691)	(85,288,000)	(84,674,492)	613,507

Net Unrealized Appreciation						$1,474,396

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
4/9/2012	Brown Brothers Harriman	1,668,000,000	KRW	$1,471,444	$1,473,498	$2,054
4/9/2012	UBS AG	1,668,000,000	KRW	1,471,444	1,479,595	8,151
5/11/2012	Citibank N.A.	4,500,000	MYR	1,464,969	1,478,172	13,203
5/11/2012	Brown Brothers Harriman	3,050,000	MYR	992,923	1,002,300	9,377

Net Unrealized Appreciation						$32,785

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at March 31, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/20/2012	UBS AG	5,680,000	AUD	$5,872,312	$5,913,380	$41,068
4/20/2012	Citibank N.A.	13,100,000	EUR	17,472,727	17,083,762	(388,965)
4/25/2012	Brown Brothers Harriman	23,300,000	NOK	4,088,024	4,044,075	(43,949)

Net Unrealized Depreciation						$(391,846)

AUD—	Australian Dollar
EUR—	Euro
KRW—	South Korean Won
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone

MIST-314

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$279,145,326	$—	$279,145,326
Total Domestic Bonds & Debt Securities*	—	249,580,849	—	249,580,849
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	84,215,630	15	84,215,645
Commercial Mortgage-Backed Securities	—	31,031,460	—	31,031,460
Total Mortgage-Backed Securities	—	115,247,090	15	115,247,105
Total Loan Participation*	—	115,229,274	—	115,229,274
Total U.S. Treasury & Government Agencies*	—	82,091,555	—	82,091,555
Municipals	—	57,320,798	—	57,320,798
Convertible Bonds
Biotechnology	—	2,382,188	—	2,382,188
Communications Equipment	—	672,581	—	672,581
Computers & Peripherals	—	1,456,219	—	1,456,219
Electrical Equipment	—	2,562,175	—	2,562,175
Electronic Equipment, Instruments & Components	—	2,179,156	—	2,179,156
Energy Equipment & Services	—	541,350	—	541,350
Health Care Equipment & Supplies	—	6,710,600	—	6,710,600
Health Care Providers & Services	—	548,830	—	548,830
Internet Software & Services	—	1,198,930	—	1,198,930
Machinery	—	3,638,737	—	3,638,737
Marine	—	—	333,862	333,862
Metals & Mining	—	1,770,800	—	1,770,800
Oil, Gas & Consumable Fuels	—	5,832,417	—	5,832,417
Paper & Forest Products	—	445,230	—	445,230
Semiconductors & Semiconductor Equipment	—	12,704,315	—	12,704,315
Software	—	5,453,054	—	5,453,054
Wireless Telecommunication Services	—	886,600	—	886,600
Total Convertible Bonds	—	48,983,182	333,862	49,317,044
Total Asset-Backed Securities*	—	33,967,721	—	33,967,721
Total Preferred Stocks*	10,229,335	—	—	10,229,335
Total Convertible Preferred Stocks*	7,587,670	—	—	7,587,670
Common Stocks
Airlines	31,516	—	—	31,516
Auto Components	159,089	—	—	159,089
Building Products	106,901	—	—	106,901
Capital Markets	286,674	—	—	286,674
Commercial Services & Supplies	423	—	—	423
Diversified Financial Services	939	—	2,872	3,811
Diversified Telecommunication Services	141	—	—	141
Food Products	47,695	—	—	47,695
Insurance	44,082	—	—	44,082

MIST-315

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Marine	$61,497	$—	$—	$61,497
Media	1,802	—	—	1,802
Paper & Forest Products	76,991	—	—	76,991
Total Common Stocks	817,750	—	2,872	820,622
Warrants
Containers & Packaging	—	—	1,992	1,992
Life Sciences Tools & Services	—	—	—	—
Marine	—	—	30,853	30,853
Sovereign	—	49,300	—	49,300
Total Warrants	—	49,300	32,845	82,145
Short-Term Investments
Mutual Fund	93,782,649	—	—	93,782,649
Repurchase Agreement	—	44,791,000	—	44,791,000
Total Short-Term Investments	93,782,649	44,791,000	—	138,573,649
Total Investments	$112,417,404	$1,026,406,095	$369,594	$1,139,193,093

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$73,853	$—	$73,853
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(432,914)	—	(432,914)
Total Forward Contracts	$—	$(359,061)	$—	$(359,061)

Futures Contracts**
Futures Contracts (Unrealized Depreciation)	$(438,928)	$—	$—	$(438,928)
Futures Contracts (Unrealized Appreciation)	1,474,396	—	—	1,474,396
Total Futures Contracts	$1,035,468	$—	$—	$1,035,468

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments still Held at March 31, 2012
Foreign Bonds & Debt Securities
Food Products	$3,742	$—	$—	$—	$—	$—	$(3,742)	$—	$—
Domestic Bonds & Debt Securities
Hotels, Restaurants & Leisure	—	1,157	—	(1,157)	—	—	—	—	—
Mortgage-Backed Securities
Collateralized Mortgage Obligations	15	—	—	—	—	—	—	15	—
Convertible Bonds
Marine	243,054	2,135	3	(289,384)	(92,864)	470,918	—	333,862	(88,858)
Common Stocks
Diversified Financial Services	1,144	—	—	1,728	—	—	—	2,872	1,728
Warrants
Containers & Packaging	1,312	—	—	680	—	—	—	1,992	680
Marine	21,870	—	—	8,983	—	—	—	30,853	8,983

Total	$271,137	$3,292	$3	$(279,150)	$(92,864)	$470,918	$(3,742)	$369,594	$(77,467)

Convertible Bonds in the amount of $470,918 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Foreign Bonds & Debt Securities in the amount of $3,742 were transferred out of Level 3 due to the trading and availability of a vendor or broker providing prices.

MIST-316

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—90.2% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—44.3%
Fannie Mae 15 Yr. Pool 4.500%, 07/01/18	$278,489	$299,545
4.500%, 11/01/18	401,346	437,962
4.500%, 02/01/19	331,400	356,455
5.000%, 03/01/23	102,031	110,510
4.500%, 12/01/23	712,304	765,713
4.000%, 10/01/24	173,584	184,077
3.500%, 01/01/26	145,289	153,663
3.500%, 02/01/26	106,016	112,126
4.000%, 04/01/26	180,276	191,568
3.500%, 06/01/26	105,292	111,360
3.500%, 08/01/26	96,479	102,040
3.500%, 09/01/26	94,376	99,815
4.000%, 09/01/26	1,333,258	1,429,269
4.000%, 11/01/26	1,505,751	1,614,183
3.000%, TBA (a)	9,200,000	9,526,312
3.500%, TBA (a)	4,100,000	4,301,156
Fannie Mae 30 Yr. Pool 5.500%, 06/01/33	190,792	209,700
5.500%, 11/01/33	179,418	197,199
5.500%, 02/01/34	174,882	192,214
5.500%, 08/01/34	245,339	269,232
5.500%, 12/01/34	449,270	493,526
5.500%, 01/01/35	1,668,507	1,830,993
5.000%, 07/01/35	12,208,043	13,220,067
5.500%, 12/01/35	516,241	567,402
5.500%, 05/01/36	1,344,254	1,477,473
6.000%, 05/01/37	4,297,868	4,748,364
5.000%, 07/01/37	846,503	916,677
5.500%, 08/01/37	512,694	562,935
6.000%, 09/01/37	322,194	355,362
5.500%, 02/01/38	11,347,174	12,471,710
5.500%, 05/01/38	245,008	267,222
5.500%, 06/01/38	5,719,452	6,238,008
6.000%, 07/01/38	221,516	244,320
5.500%, 09/01/38	5,906,423	6,465,925
6.000%, 10/01/38	231,394	255,215
6.000%, 11/01/38	1,364,504	1,504,971
6.000%, 12/01/38	5,016,495	5,532,911
6.000%, 09/01/39	1,704,926	1,880,437
6.000%, 04/01/40	5,076,851	5,599,480
4.000%, 11/01/40	1,784,673	1,882,146
4.500%, 11/01/40	1,841,160	1,991,565
4.000%, 01/01/41	390,874	412,222
4.000%, 02/01/41	267,894	282,525
4.000%, 03/01/41	186,803	196,042
4.500%, 03/01/41	2,756,958	2,971,109
4.500%, 04/01/41	269,150	290,057
4.500%, 07/01/41	1,603,403	1,722,674
3.500%, 08/01/41	494,846	508,848
4.500%, 08/01/41	4,157,813	4,440,140
4.000%, 09/01/41	396,313	416,100
4.500%, 09/01/41	2,040,346	2,198,833
4.000%, 11/01/41	4,869,778	5,126,426
4.500%, 11/01/41	10,827,370	11,607,497
4.000%, 02/01/42	199,824	209,801
4.000%, TBA (a)	3,300,000	3,485,110
3.500%, TBA (a)	13,300,000	13,636,359

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.000%, TBA (a)	$6,100,000	$6,397,375
4.500%, TBA (a)	6,800,000	7,234,563
5.000%, TBA (a)	4,600,000	4,969,438
5.500%, TBA (a)	13,000,000	14,165,940
6.000%, TBA (a)	2,800,000	3,085,251
Fannie Mae Pool 5.500%, 07/01/33	559,109	614,518
5.500%, 02/01/35	253,142	278,229
Fannie Mae REMICS Series 2010-97 Class CX 4.500%, 09/25/25	300,000	336,518
Series 2005-19 Class PA 5.500%, 07/25/34	1,052,998	1,165,342
Series 2004-91 Class Z 5.000%, 12/25/34	720,909	817,979
Series 2005-64 Class PX 5.500%, 06/25/35	1,047,623	1,147,498
Series 2010-39 Class FG 1.162%, 03/25/36 (b)	1,936,261	1,969,869
Series 2010-15 Class FJ 1.172%, 06/25/36 (b)	3,642,648	3,695,480
Series 2011-104 Class FN 0.592%, 03/25/39 (b)	4,617,310	4,610,646
Series 2011-104 Class FK 0.612%, 03/25/39 (b)	813,391	812,651
Series 2009-82 Class FD 1.092%, 10/25/39 (b)	1,558,887	1,579,397
Series 2010-109 Class IM 5.500%, 09/25/40 (c)	76,860	12,772
Series 2011-63 Class FL 0.642%, 07/25/41 (b)	1,009,110	1,009,984
Series 2011-83 Class FB 0.742%, 09/25/41 (b)	1,169,363	1,171,563
Freddie Mac 30 Yr. Gold Pool 5.000%, 07/01/35	10,509,424	11,347,383
5.000%, 11/01/35	4,123,647	4,452,443
5.500%, 03/01/39	392,154	426,894
4.500%, 05/01/39	5,860,811	6,351,665
4.500%, 06/01/39	3,718,344	4,034,478
4.500%, 07/01/39	5,525,856	5,864,426
4.500%, 09/01/39	4,764,503	5,169,582
4.500%, 11/01/39	6,582,858	7,142,534
4.500%, 12/01/39	862,309	915,143
5.500%, 12/01/39	1,746,829	1,901,578
4.500%, 12/01/40	288,476	311,764
4.500%, 02/01/41	1,591,809	1,717,267
4.500%, 03/01/41	297,401	321,407
4.500%, 08/01/41	3,875,014	4,121,361
4.000%, 09/01/41	6,377,576	6,711,659
4.000%, 10/01/41	1,864,223	1,961,879
4.500%, 10/01/41	571,535	614,412
4.000%, TBA (a)	19,900,000	20,811,048
5.000%, TBA (a)	1,000,000	1,076,680
Freddie Mac Multifamily Structured Pass Through Certificates
Series K501 Class A2 1.655%, 11/25/16	1,580,000	1,587,892
Series K706 Class A1 1.691%, 06/25/18	1,992,741	2,018,953

MIST-317

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Series K705 Class A1 1.626%, 07/25/18	$2,787,708	$2,819,670
Series K706 Class A2 2.323%, 10/25/18	2,400,000	2,435,120
Series K006 Class A2 4.251%, 01/25/20	4,090,000	4,552,542
Series K009 Class A2 3.808%, 08/25/20	960,000	1,042,599
Series K017 Class A2 2.873%, 12/25/21	4,390,000	4,431,220
Freddie Mac REMICS Series 3696 Class AE 1.200%, 07/15/15	885,838	888,995
Series 3659 Class EJ 3.000%, 06/15/18	1,843,423	1,922,601
Series 3346 Class FA 0.472%, 02/15/19 (b)	4,512,482	4,507,781
Series 3675 Class CA 3.000%, 04/15/20	8,393,874	8,719,416
Series 3277 Class B 4.000%, 02/15/22	200,000	218,524
Series 2672 Class MG 5.000%, 09/15/23	100,000	114,001
Series 2877 Class ZD 5.000%, 10/15/34	926,608	1,039,763
Series 3835 Class FC 0.592%, 05/15/38 (b)	381,251	380,745
Series 3867 Class FN 0.592%, 04/15/40 (b)	1,386,349	1,384,413
Series 3792 Class DF 0.642%, 11/15/40 (b)	629,444	630,141
Series 3806 Class UP 4.500%, 02/15/41	94,614	103,631
Series 3832 Class PE 5.000%, 03/15/41	500,000	573,395
Freddie Mac Strips Series 240 Class F30, STRIPS 0.542%, 07/15/36 (b)	1,223,879	1,221,767
Ginnie Mae Series 2011-71 Class ZC 5.500%, 07/16/34	552,634	647,715
Series 2011-51 Class UF 0.562%, 08/20/34 (b)	7,175,747	7,179,441
Series 2011-71 Class ZB 5.500%, 08/20/34	484,740	570,656
Series 2010-42 Class OP 0.727%, 04/20/40 (d) (e)	105,434	90,192
Series 2011-69 Class GX 4.500%, 05/16/40	80,000	89,328
Series 2011-61 Class OP 0.744%, 05/20/40 (d) (e)	91,947	81,578
Series 2011-79 Class PO 0.727%, 06/20/40 (d) (e)	121,810	104,319
Series 2010-H17 Class FA 0.574%, 07/20/60 (b)	428,096	421,289
Series 2010-H19 Class FG 0.565%, 08/20/60 (b)	333,188	327,957

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Series 2010-H18 Class AF 0.565%, 09/20/60 (b)	$338,852	$333,469
Series 2011-H05 Class FA 0.765%, 12/20/60 (b)	910,196	905,554
Series 2011-H12 Class FA 0.755%, 02/20/61 (b)	443,994	435,949
Series 2011-H07 Class FA 0.765%, 02/20/61 (b)	120,544	118,397
Series 2011-H13 Class FA 0.765%, 04/20/61 (b)	338,219	336,528
Series 2011-H14 Class FB 0.765%, 05/20/61 (b)	343,670	339,501
Series 2011-H14 Class FC 0.765%, 05/20/61 (b)	329,802	325,904
Series 2011-H17 Class FA 0.795%, 06/20/61 (b)	478,136	476,510
Series 2011-H21 Class FA 0.865%, 10/20/61 (b)	1,705,583	1,705,583
Ginnie Mae I 15 Yr. Pool 4.000%, 03/15/26	537,139	579,512
4.000%, 04/15/26	1,266,761	1,366,692
4.000%, 05/15/26	1,110,595	1,198,207
4.000%, 06/15/26	529,863	571,663
Ginnie Mae I 30 Yr. Pool 6.000%, 06/15/36	253,888	286,252
5.000%, 03/15/39	426,628	474,299
5.000%, 07/15/39	1,078,162	1,192,808
5.000%, 08/15/39	576,817	641,270
5.000%, 09/15/39	622,599	692,168
5.500%, 10/15/39	163,970	183,472
5.000%, 11/15/39	190,856	212,182
5.000%, 04/15/40	172,851	191,319
4.500%, 06/15/40	880,644	961,389
4.500%, 07/15/40	775,544	846,653
5.000%, 08/15/40	573,178	637,225
4.000%, 09/15/40	3,541,248	3,832,545
4.000%, 03/15/41	1,577,518	1,707,282
4.500%, 03/15/41	3,681,550	4,019,010
4.500%, 04/15/41	489,326	534,191
5.000%, 04/15/41	472,399	525,133
5.000%, 09/15/41	384,611	425,544
4.000%, 10/15/41	1,399,287	1,512,485
4.000%, 11/15/41	495,709	534,471
4.000%, 12/15/41	1,980,804	2,138,745
3.500%, 01/15/42	195,569	204,205
3.500%, TBA (a)	5,400,000	5,628,656
4.500%, TBA (a)	500,000	544,141
5.000%, TBA (a)	100,000	110,453
Ginnie Mae II 30 Yr. Pool 6.000%, 09/20/38	953,297	1,073,622
4.000%, 09/20/39	598,977	643,646
5.000%, 10/20/39	875,387	965,406
4.500%, 02/20/40	5,870,277	6,398,425
5.000%, 04/20/40	565,255	623,558
4.500%, 05/20/40	2,001,140	2,181,182
4.500%, 06/20/40	1,047,523	1,141,768
5.000%, 06/20/40	1,539,086	1,697,835
5.000%, 07/20/40	738,207	814,349

MIST-318

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.000%, 08/20/40	$698,680	$770,745
4.500%, 09/20/40	88,846	96,839
4.500%, 07/20/41	929,494	1,014,573
4.500%, 01/20/42	1,042,251	1,137,651
Ginnie Mae II Pool 5.612%, 04/20/58	1,546,016	1,658,924
4.684%, 01/20/62	3,803,949	4,293,799
4.650%, 03/20/62	2,600,000	2,904,200
4.553%, 04/01/62	1,800,000	2,014,200

		393,268,900

Federal Agencies—10.9%
Federal Home Loan Banks 2.000%, 09/14/12	8,000,000	8,067,272
3.625%, 10/18/13	1,975,000	2,074,779
0.375%, 11/27/13	3,440,000	3,442,116
0.375%, 01/29/14	6,845,000	6,846,636
5.250%, 06/18/14	5,360,000	5,929,822
Federal Home Loan Mortgage Corp. 0.375%, 11/30/12	500,000	500,857
0.375%, 11/27/13	2,535,000	2,536,557
1.000%, 08/27/14	3,000,000	3,040,596
0.625%, 12/29/14	9,697,000	9,719,458
2.000%, 08/25/16	7,106,000	7,395,129
1.250%, 05/12/17	18,954,000	18,951,763
6.750%, 03/15/31	481,000	694,540
6.250%, 07/15/32	1,368,000	1,901,233
Federal National Mortgage Association 4.375%, 09/15/12	2,000,000	2,038,410
4.750%, 11/19/12	700,000	720,187
0.375%, 03/16/15	3,820,000	3,794,177
6.625%, 11/15/30	1,430,000	2,035,076
Government National Mortgage Association 3.000%, 04/20/37	800,637	820,316
Series 2011-136 Class WI 4.500%, 05/20/40 (c)	97,170	18,226
Series 2010-H13 Class JA 5.460%, 10/20/59	2,810,550	3,122,663
Series 2012-H01 Class FA 0.965%, 11/20/61 (b)	1,446,359	1,454,024
Series 2012-H06 Class FA 0.903%, 01/20/62 (b)	1,550,000	1,552,325
Series 2012-H03 Class FA 0.965%, 01/20/62 (b)	938,016	943,047
Series 2012-H07 Class FA 0.876%, 03/20/62 (b)	900,000	898,875
Tennessee Valley Authority 3.875%, 02/15/21	2,615,000	2,925,034
5.880%, 04/01/36	3,631,000	4,712,344
5.500%, 06/15/38	346,000	427,940
5.250%, 09/15/39	472,000	568,146

		97,131,548

U.S. Treasury—35.0%
U.S. Treasury Bonds 5.250%, 02/15/29	35,471,000	46,450,374
5.000%, 05/15/37	3,500,000	4,588,829

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
4.375%, 05/15/41	$5,725,000	$6,883,419
3.750%, 08/15/41	20,252,000	21,897,475
3.125%, 02/15/42	30,277,000	29,028,074
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/42	4,374,999	4,177,100
U.S. Treasury Notes 0.125%, 09/30/13	398,000	397,052
0.250%, 11/30/13	200,000	199,820
0.250%, 02/28/14	2,000,000	1,997,344
0.250%, 02/15/15	1,536,000	1,525,200
0.375%, 03/15/15	4,000,000	3,985,312
2.000%, 04/30/16	450,000	471,481
1.000%, 09/30/16	13,415,000	13,462,167
1.000%, 10/31/16	13,900,000	13,936,918
0.875%, 11/30/16	3,684,000	3,669,036
0.875%, 02/28/17	28,576,000	28,379,540
1.000%, 03/31/17	500,000	499,023
2.750%, 12/31/17	2,000,000	2,165,470
2.625%, 04/30/18	130,000	139,730
2.375%, 05/31/18	850,000	899,805
1.375%, 02/28/19	91,071,000	89,790,360
1.625%, 03/31/19	3,000,000	2,977,734
3.125%, 05/15/21	347,000	377,742
2.125%, 08/15/21	2,432,000	2,430,670
2.000%, 11/15/21	15,132,000	14,899,118
2.000%, 02/15/22	15,813,000	15,511,573

		310,740,366

Total U.S. Treasury & Government Agencies (Cost $804,272,086)		801,140,814

Domestic Bonds & Debt Securities—8.8%

Commercial Banks—0.2%
Citibank NA 1.750%, 12/28/12	2,000,000	2,023,032

Consumer Finance—0.4%
Ally Financial, Inc. 2.200%, 12/19/12	3,500,000	3,550,841

Diversified Financial Services—3.8%
Citigroup Funding, Inc. 1.875%, 10/22/12	2,150,000	2,170,154
2.250%, 12/10/12	3,000,000	3,042,345
General Electric Capital Corp. Series GMTN 2.000%, 09/28/12	2,000,000	2,018,030
Series MTN 2.125%, 12/21/12	4,944,000	5,012,539
JPMorgan Chase & Co. 2.125%, 12/26/12	6,548,000	6,641,918
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	50,880
2.350%, 06/12/17	5,470,000	5,674,687
3.450%, 06/12/21	8,645,000	9,208,308

		33,818,861

MIST-319

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc. 4.550%, 05/01/13	$5,000,000	$5,222,180
1.625%, 04/15/14	3,000,000	3,074,061

		8,296,241

Household Products—0.6%
Procter & Gamble Co. (The) 1.375%, 08/01/12	5,000,000	5,012,985

IT Services—0.9%
International Business Machines Corp. 4.750%, 11/29/12	5,000,000	5,153,255
1.250%, 05/12/14	3,000,000	3,038,649

		8,191,904

Pharmaceuticals—1.2%
Johnson & Johnson 5.150%, 08/15/12	5,000,000	5,089,835
Merck & Co., Inc. 4.375%, 02/15/13	5,000,000	5,172,050

		10,261,885

Software—0.8%
Microsoft Corp. 2.950%, 06/01/14	7,000,000	7,382,732

Total Domestic Bonds & Debt Securities (Cost $79,330,169)		78,538,481

Asset-Backed Securities—4.4%

Asset-Backed—Automobile—1.2%
Avis Budget Rental Car Funding AESOP LLC Series 2007-2A Class A 0.382%, 08/20/13 (144A) (b)	7,626,667	7,590,684
Series 2009-1A Class A 9.310%, 10/20/13 (144A)	2,280,000	2,337,170
Capital Auto Receivables Asset Trust Series 2008-A Class B 6.890%, 01/15/15 (144A)	937,000	982,236

		10,910,090

Asset-Backed—Credit Card—1.3%
American Express Credit Account Master Trust Series 2010-1 Class A 0.492%, 11/16/15 (b)	2,250,000	2,254,978
Chase Issuance Trust Series 2008-A10 Class A10 0.992%, 08/17/15 (b)	2,000,000	2,020,789
Citibank Omni Master Trust Series 2009-A13 Class A13 5.350%, 08/15/18 (144A)	5,000,000	5,491,134
Series 2009-A8 Class A8 2.342%, 05/16/16 (144A) (b)	2,000,000	2,005,027

		11,771,928

Security Description	Par Amount	Value

Asset-Backed—Other—1.9%
Ally Master Owner Trust Series 2010-1 Class A 1.992%, 01/15/15 (144A) (b)	$4,450,000	$4,502,813
Series 2010-2 Class A 4.250%, 04/15/17 (144A)	5,000,000	5,417,625
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A 1.892%, 12/15/14 (144A) (b)	6,740,000	6,817,109

		16,737,547

Total Asset-Backed Securities (Cost $39,442,895)		39,419,565

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—2.2%
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A 0.482%, 06/26/36 (144A) (b)	261,905	259,921
National Credit Union Administration Guaranteed Notes
Series 2010-R2 Class 1A 0.613%, 11/06/17 (b)	3,866,524	3,866,524
Series 2011-R1 Class 1A 0.693%, 01/08/20 (b)	14,395,548	14,420,308
Series 2011-R4 Class 1A 0.623%, 03/06/20 (b)	837,497	836,978

Total Mortgage-Backed Securities (Cost $19,411,660)		19,383,731

Foreign Bonds & Debt Securities—2.1%

Sovereign—2.1%
Israel Government AID Bond 5.500%, 09/18/23	7,738,000	9,710,192
5.500%, 12/04/23	6,825,000	8,560,481

Total Foreign Bonds & Debt Securities (Cost $18,433,882)		18,270,673

Short-Term Investments—4.6%

Repurchase Agreement—4.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $40,660,034 on 04/02/12, collateralized by $39,815,000 Federal National Mortgage Association at 6.445% due 10/01/26 with a value of $39,914,538; and $1,565,000 Federal Home Loan Bank at 0.200% due 09/14/12 with a value of $1,565,000.	40,660,000	40,660,000

Total Short-Term Investments (Cost $40,660,000)		40,660,000

Total Investments—112.3% (Cost $1,001,550,692#)		997,413,264
Other assets and liabilities (net)—(12.3)%		(109,092,416)

Net Assets—100.0%		$888,320,848

MIST-320

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,001,550,692. The aggregate unrealized appreciation and depreciation of investments were $3,186,577 and $(7,324,005), respectively, resulting in net unrealized depreciation of $(4,137,428) for income tax purposes.
(a)	This security is traded on a “to-be-announced” basis.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the market value of 144A securities was $35,403,719, which is 4.0% of net assets.
(GMTN)—	Global Medium-Term Note
(MTN)—	Medium-Term Note
(TBA)—	To Be Announced

Forward Sales Commitments

Securities Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank N.A.	4.000%	TBA	$(3,461,391)	$(3,485,109)
Freddie Mac 30 Yr. Gold Pool	JPMorgan Chase Bank N.A.	4.500%	TBA	(2,332,000)	(2,333,375)
Ginnie Mae I 30 Yr. Pool	Credit Suisse Group AG	4.000%	TBA	(5,994,625)	(6,011,250)
Ginnie Mae II 30 Yr. Pool	Credit Suisse Group AG	4.500%	TBA	(2,176,875)	(2,175,938)

				$(13,964,891)	$(14,005,672)

MIST-321

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$801,140,814	$—	$801,140,814
Total Domestic Bonds & Debt Securities*	—	78,538,481	—	78,538,481
Total Asset-Backed Securities*	—	39,419,565	—	39,419,565
Total Mortgage-Backed Securities*	—	19,383,731	—	19,383,731
Total Foreign Bonds & Debt Securities*	—	18,270,673	—	18,270,673
Total Short-Term Investments*	—	40,660,000	—	40,660,000
Total Investments	$—	$997,413,264	$—	$997,413,264

Forward Sales Commitments	$—	$(14,005,672)	$—	$(14,005,672)

*	See Schedule of Investments for additional detailed categorizations.

MIST-322

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
BE Aerospace, Inc.*	156,970	$7,294,396
Precision Castparts Corp.	115,790	20,020,091

		27,314,487

Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc.	157,250	7,313,698
FedEx Corp.	113,050	10,396,078

		17,709,776

Auto Components—1.0%
BorgWarner, Inc.* (a)	108,060	9,113,780

Beverages—2.9%
Coca-Cola Co. (The)	217,340	16,085,333
Monster Beverage Corp.*	171,120	10,624,841

		26,710,174

Biotechnology—2.7%
Biogen Idec, Inc.*	89,040	11,216,369
Celgene Corp.*	172,890	13,402,433

		24,618,802

Capital Markets—3.7%
Affiliated Managers Group, Inc.*	75,100	8,396,931
Ameriprise Financial, Inc.	154,160	8,807,161
Invesco, Ltd.	533,130	14,218,577
T. Rowe Price Group, Inc.	42,300	2,762,190

		34,184,859

Chemicals—4.9%
Airgas, Inc.	52,700	4,688,719
E.I. du Pont de Nemours & Co.	198,570	10,504,353
Ecolab, Inc.	166,160	10,255,395
Monsanto Co.	151,690	12,098,794
Praxair, Inc.	61,420	7,041,189

		44,588,450

Commercial Banks—2.7%
Fifth Third Bancorp.	815,070	11,451,733
Wells Fargo & Co.	391,470	13,364,786

		24,816,519

Communications Equipment—4.3%
Cisco Systems, Inc.	560,470	11,853,940
F5 Networks, Inc.*	32,510	4,387,550
JDS Uniphase Corp.*	372,090	5,391,584
QUALCOMM, Inc.	265,110	18,032,782

		39,665,856

Computers & Peripherals—6.6%
Apple, Inc.*	74,015	44,369,772
EMC Corp.*	536,565	16,032,562

		60,402,334

Construction & Engineering—0.9%
Fluor Corp.	136,930	8,221,277

Security Description	Shares	Value

Consumer Finance—1.0%
American Express Co.	153,950	$8,907,547

Containers & Packaging—0.4%
Rock-Tenn Co. - Class A	53,400	3,607,704

Diversified Financial Services—3.6%
IntercontinentalExchange, Inc.*	51,670	7,100,491
JPMorgan Chase & Co.	552,755	25,415,675

		32,516,166

Electric Utilities—0.8%
ITC Holdings Corp. (a)	93,070	7,160,806

Electrical Equipment—0.7%
AMETEK, Inc.	124,520	6,040,465

Electronic Equipment, Instruments & Components—0.5%
Trimble Navigation, Ltd.* (a)	92,070	5,010,449

Energy Equipment & Services—2.0%
Ensco plc (ADR)	91,100	4,821,923
Schlumberger, Ltd.	194,520	13,602,784

		18,424,707

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	183,440	16,656,352

Food Products—2.2%
Kraft Foods, Inc. - Class A	519,440	19,743,914

Health Care Equipment & Supplies—2.4%
Cooper Cos., Inc. (The)	128,720	10,517,711
Hologic, Inc.*	208,160	4,485,848
Intuitive Surgical, Inc.*	12,860	6,966,905

		21,970,464

Health Care Providers & Services—1.4%
Express Scripts, Inc.* (a)	152,430	8,258,657
McKesson Corp.	53,410	4,687,796

		12,946,453

Health Care Technology—0.8%
Cerner Corp.*	96,340	7,337,254

Hotels, Restaurants & Leisure—1.6%
McDonald’s Corp.	84,180	8,258,058
Starbucks Corp.	121,760	6,805,166

		15,063,224

Household Products—0.5%
Church & Dwight Co., Inc. (a)	83,990	4,131,468

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)*	366,910	4,795,514

Internet & Catalog Retail—0.7%
Priceline.com, Inc.*	9,070	6,507,725

MIST-323

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—2.8%
eBay, Inc.*	256,600	$9,465,974
Google, Inc. - Class A*	25,205	16,162,454

		25,628,428

IT Services—4.5%
Accenture plc - Class A	197,360	12,729,720
MasterCard, Inc. - Class A	18,980	7,981,849
Teradata Corp.*	87,070	5,933,821
Visa, Inc. - Class A	125,474	14,805,932

		41,451,322

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	110,180	4,904,112

Machinery—2.6%
Eaton Corp.	227,170	11,319,881
Gardner Denver, Inc. (a)	58,180	3,666,504
Joy Global, Inc.	119,400	8,775,900

		23,762,285

Media—0.8%
DIRECTV - Class A*	144,140	7,111,868

Multi-Utilities—0.7%
NiSource, Inc. (a)	270,190	6,579,127

Multiline Retail—1.9%
Macy’s, Inc.	228,500	9,078,305
Nordstrom, Inc.	148,650	8,282,778

		17,361,083

Oil, Gas & Consumable Fuels—7.7%
Anadarko Petroleum Corp.	117,500	9,204,950
Chevron Corp.	321,085	34,433,155
Denbury Resources, Inc.*	467,190	8,516,874
Noble Energy, Inc.	78,360	7,662,041
Pioneer Natural Resources Co.	97,400	10,868,866

		70,685,886

Personal Products—1.0%
Estee Lauder Cos., Inc. (The) - Class A	143,480	8,887,151

Pharmaceuticals—4.6%
Allergan, Inc.	135,965	12,975,140
Merck & Co., Inc.	168,460	6,468,864
Novo Nordisk A.S. (ADR)	38,170	5,294,560
Perrigo Co. (a)	82,480	8,521,009
Shire plc (ADR)	88,860	8,419,485

		41,679,058

Professional Services—0.5%
Verisk Analytics, Inc. - Class A*	97,650	4,586,621

Real Estate Investment Trusts—1.6%
American Tower Corp.	225,430	14,206,599

Security Description	Shares/Par Amount	Value

Real Estate Management & Development—0.8%
CBRE Group, Inc. - Class A*	352,690	$7,039,692

Road & Rail—0.6%
CSX Corp.	275,280	5,924,026

Semiconductors & Semiconductor Equipment—1.8%
Altera Corp.	165,810	6,602,554
Avago Technologies, Ltd.	263,740	10,277,948

		16,880,502

Software—4.3%
Autodesk, Inc.*	195,300	8,265,096
Check Point Software Technologies, Ltd.* (a)	85,810	5,478,110
Citrix Systems, Inc.*	71,310	5,627,072
Informatica Corp.*	150,900	7,982,610
Intuit, Inc.	162,050	9,744,067
Rovi Corp.*	81,510	2,653,151

		39,750,106

Specialty Retail—2.4%
Bed Bath & Beyond, Inc.*	94,650	6,225,131
Limited Brands, Inc.	186,950	8,973,600
O’Reilly Automotive, Inc.*	76,580	6,995,583

		22,194,314

Textiles, Apparel & Luxury Goods—3.1%
Coach, Inc.	105,450	8,149,176
NIKE, Inc. - Class B	107,505	11,657,842
Ralph Lauren Corp.	50,300	8,768,799

		28,575,817

Tobacco—1.4%
Philip Morris International, Inc.	145,550	12,897,186

Water Utilities—0.3%
American Water Works Co., Inc.	75,470	2,568,244

Total Common Stocks (Cost $751,316,296)		910,839,953

Short-Term Investments—3.6%

Mutual Fund—3.3%
State Street Navigator Securities Lending Prime Portfolio (b)	30,336,428	30,336,428

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $2,739,002 on 04/02/12, collateralized by $2,650,000 U.S. Treasury Note at 2.625% due 06/30/14 with a value of $2,795,750.	$2,739,000	2,739,000

Total Short-Term Investments (Cost $33,075,428)		33,075,428

MIST-324

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Security Description	Value

Total Investments—103.0% (Cost $784,391,724#)	$943,915,381
Other assets and liabilities (net)—(3.0)%	(27,843,731)

Net Assets—100.0%	$916,071,650

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $784,391,724. The aggregate unrealized appreciation and depreciation of investments were $165,520,060 and $(5,996,403), respectively, resulting in net unrealized appreciation of $159,523,657 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $40,286,608 and the collateral received consisted of cash in the amount of $30,336,428 and non-cash collateral with a value of $10,642,345. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-325

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$910,839,953	$—	$—	$910,839,953
Short-Term Investments
Mutual Fund	30,336,428	—	—	30,336,428
Repurchase Agreement	—	2,739,000	—	2,739,000
Total Short-Term Investments	30,336,428	2,739,000	—	33,075,428
Total Investments	$941,176,381	$2,739,000	$—	$943,915,381

*	See Schedule of Investments for additional detailed categorizations.

MIST-326

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—94.2% of Net Assets

Security Description	Shares	Value

Automobiles—0.6%
Tesla Motors, Inc.* (a)	59,812	$2,227,399

Chemicals—1.5%
Monsanto Co.	69,040	5,506,630

Communications Equipment—9.3%
Aruba Networks, Inc.* (a)	72,740	1,620,647
Cisco Systems, Inc.	636,625	13,464,619
Motorola Solutions, Inc.	24,705	1,255,755
QUALCOMM, Inc.	276,085	18,779,302

		35,120,323

Computers & Peripherals—21.8%
Apple, Inc.*	82,450	49,426,302
Catcher Technology Co., Ltd. (GDR)	48,460	1,711,607
Dell, Inc.*	87,585	1,453,911
EMC Corp.*	428,314	12,798,022
Fusion-io, Inc.* (a)	183,465	5,212,241
SanDisk Corp.*	108,600	5,385,474
Seagate Technology plc	160,395	4,322,645
Western Digital Corp.*	49,335	2,041,976

		82,352,178

Electronic Equipment, Instruments & Components—0.9%
Hitachi, Ltd. (a)	511,000	3,303,387

Health Care Technology—1.3%
athenahealth, Inc.* (a)	64,424	4,775,107

Internet & Catalog Retail—3.1%
Amazon.com, Inc.*	15,300	3,098,403
Groupon, Inc.* (a)	111,285	2,045,418
Netflix, Inc.*	28,153	3,238,721
Priceline.com, Inc.*	4,615	3,311,263

		11,693,805

Internet Software & Services—10.3%
Akamai Technologies, Inc.*	65,020	2,386,234
Baidu, Inc. (ADR)*	43,640	6,361,403
eBay, Inc.*	83,275	3,072,015
Google, Inc. - Class A*	25,040	16,056,650
NetEase.com, Inc. (ADR)*	66,900	3,886,890
Phoenix New Media, Ltd. (ADR)*	116,447	855,885
Rackspace Hosting, Inc.* (a)	66,858	3,863,724
Renren, Inc. (ADR)* (a)	1,264	6,977
SINA Corp.*	38,231	2,485,015

		38,974,793

IT Services—7.7%
Automatic Data Processing, Inc.	53,800	2,969,222
Cognizant Technology Solutions Corp. - Class A*	40,000	3,078,000
International Business Machines Corp.	35,855	7,481,146
MasterCard, Inc. - Class A	4,410	1,854,581
Paychex, Inc.	30,870	956,661
Visa, Inc. - Class A	107,260	12,656,680

		28,996,290

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment—13.9%
Analog Devices, Inc.	83,665	$3,380,066
Avago Technologies, Ltd.	142,480	5,552,446
Broadcom Corp. - Class A*	126,320	4,964,376
Intel Corp.	621,020	17,456,872
Lam Research Corp.*	56,335	2,513,668
Marvell Technology Group, Ltd.*	216,865	3,411,286
Micron Technology, Inc.*	316,400	2,562,840
Samsung Electronics Co., Ltd. (GDR)	8,490	4,808,948
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	193,534	2,957,200
Texas Instruments, Inc.	140,515	4,722,709

		52,330,411

Software—23.8%
Activision Blizzard, Inc. (a)	107,644	1,379,996
Ariba, Inc.*	110,300	3,607,913
Aspen Technology, Inc.*	63,225	1,298,009
Intuit, Inc.	145,292	8,736,408
Microsoft Corp.	1,320,425	42,583,706
Oracle Corp.	309,545	9,026,332
Salesforce.com, Inc.*	91,105	14,076,634
TIBCO Software, Inc.*	299,667	9,139,844

		89,848,842

Total Common Stocks (Cost $300,023,001)		355,129,165

Short-Term Investments—12.0%

Mutual Fund—6.3%
State Street Navigator Securities Lending Prime Portfolio (b)	23,746,068	23,746,068

Repurchase Agreement—5.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $21,388,018 on 04/02/12, collateralized by $21,285,000 Federal Home Loan Bank at 1.375% due 05/28/14 with a value of $21,817,125.	$21,388,000	21,388,000

Total Short-Term Investments (Cost $45,134,068)		45,134,068

Total Investments—106.2% (Cost $345,157,069#)		400,263,233
Other assets and liabilities (net)—(6.2)%		(23,295,475)

Net Assets—100.0%		$376,967,758

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $345,157,069. The aggregate unrealized appreciation and depreciation of investments were $56,391,713 and $(1,285,549), respectively, resulting in net unrealized appreciation of $55,106,164 for federal income tax purposes.
(a)

All or a portion of the security was held on loan. As of March 31, 2012 the market value of securities loaned was $23,089,157 and the collateral received consisted of cash in the amount of $23,746,068. The

MIST-327

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-328

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$2,227,399	$—	$—	$2,227,399
Chemicals	5,506,630	—	—	5,506,630
Communications Equipment	35,120,323	—	—	35,120,323
Computers & Peripherals	82,352,178	—	—	82,352,178
Electronic Equipment, Instruments & Components	—	3,303,387	—	3,303,387
Health Care Technology	4,775,107	—	—	4,775,107
Internet & Catalog Retail	11,693,805	—	—	11,693,805
Internet Software & Services	38,974,793	—	—	38,974,793
IT Services	28,996,290	—	—	28,996,290
Semiconductors & Semiconductor Equipment	50,148,210	2,182,201	—	52,330,411
Software	89,848,842	—	—	89,848,842
Total Common Stocks	349,643,577	5,485,588	—	355,129,165
Short-Term Investments
Mutual Fund	23,746,068	—	—	23,746,068
Repurchase Agreement	—	21,388,000	—	21,388,000
Total Short-Term Investments	23,746,068	21,388,000	—	45,134,068
Total Investments	$373,389,645	$26,873,588	$—	$400,263,233

MIST-329

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Investment Company Securities—98.8% of Net Assets

Security Description	Shares	Value

iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund (a)	476,600	$56,071,990
iShares Gold Trust* (a)	1,667,100	27,123,717
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,005,680	116,357,176
iShares MSCI Canada Index Fund (a)	1,322,900	37,490,986
iShares MSCI EAFE Index Fund (a)	5,611,300	308,060,370
iShares S&P SmallCap 600 Index Fund (a)	587,400	44,824,494
SPDR Barclays Capital High Yield Bond ETF (a) (b)	8,666,010	341,180,814
SPDR Dow Jones International Real Estate ETF (a) (b)	2,344,898	86,339,144
SPDR Gold Trust* (b)	327,600	53,117,064
SPDR S&P 500 ETF Trust (a) (b)	6,253,600	880,006,592
SPDR S&P Dividend ETF (b)	3,055,200	173,046,528
SPDR S&P International Small Cap ETF (a) (b)	2,003,223	57,632,726
SPDR S&P MidCap 400 ETF Trust (a) (b)	79,700	14,399,399
Vanguard MSCI Emerging Markets ETF	3,243,200	140,981,904
Vanguard REIT ETF (a)	1,878,600	119,497,746
Vanguard Total Bond Market ETF (a)	4,838,900	402,983,592

Total Investment Company Securities (Cost $2,656,501,293)		2,859,114,242

Short-Term Investments—18.2%

Mutual Funds—18.2%
AIM STIT-STIC Prime Portfolio (The)	32,357,498	32,357,498
State Street Navigator Securities Lending Prime Porfolio (b) (c)	494,031,063	494,031,063

Total Short-Term Investments (Cost $526,388,561)		526,388,561

Total Investments—117.0% (Cost $3,182,889,854#)		3,385,502,803
Other Assets and Liabilities (net)—(17.0)%		(491,075,635)

Net Assets—100.0%		$2,894,427,168

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $3,182,889,854. The aggregate unrealized appreciation and depreciation of investments were $203,903,774 and $(1,290,825), respectively, resulting in net unrealized appreciation of $202,612,949 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $523,629,315 and the collateral received consisted of cash in the amount of $494,031,063 and non-cash collateral with a value of $40,336,049. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund

Transactions in Securities of Affiliated Issuers

Underlying ETF/Security	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
SPDR Barclays Capital High Yield Bond ETF	7,417,410	1,248,600	—	8,666,010
SPDR Dow Jones International Real Estate ETF	1,633,598	827,100	(115,800)	2,344,898
SPDR Gold Trust	255,600	72,000	—	327,600
SPDR S&P 500 ETF Trust	6,278,400	90,200	(115,000)	6,253,600
SPDR S&P Dividend ETF	3,880,400	50,900	(876,100)	3,055,200
SPDR S&P International Small Cap ETF	2,103,423	—	(100,200)	2,003,223
SPDR S&P MidCap 400 ETF Trust	—	79,700	—	79,700
State Street Navigator Securities Lending Prime Portfolio	384,383,855	2,297,781,514	(2,188,134,306)	494,031,063

MIST-330

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affilated Issuers—(Continued)

Underlying ETF/Security	Net Realized Gain/(Loss) on Shares Sold	Capital Gain Distributions	Dividend Income Distributions	Ending Value as of March 31, 2012
SPDR Barclays Capital High Yield Bond ETF	$—	$—	$3,686,050	$341,180,814
SPDR Dow Jones International Real Estate ETF	(478,267)	—	553,499	86,339,144
SPDR Gold Trust	—	—	—	53,117,064
SPDR S&P 500 ETF Trust	4,465,632	—	3,839,023	880,006,592
SPDR S&P Dividend ETF	4,472,412	—	1,229,599	173,046,528
SPDR S&P International Small Cap ETF	256,249	—	—	57,632,726
SPDR S&P MidCap 400 ETF Trust	—	—	30,560	14,399,399
State Street Navigator Securities Lending Prime Portfolio	—	—	774,960	494,031,063

	$8,716,026	$—	$10,113,691	$2,099,753,330

MIST-331

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities*	$2,859,114,242	$—	$—	$2,859,114,242
Total Short-Term Investments*	526,388,561	—	—	526,388,561
Total Investments	$3,385,502,803	$—	$—	$3,385,502,803

*	See Schedule of Investments for additional detailed categorizations.

MIST-332

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Investment Company Securities—98.7% of Net Assets

Security Description	Shares	Value
iShares Gold Trust* (a)	186,200	$3,029,474
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	288,000	33,321,600
iShares MSCI Canada Index Fund (a)	625,900	17,738,006
iShares MSCI EAFE Index Fund (a)	2,625,200	144,123,480
iShares S&P SmallCap 600 Index Fund (a)	402,800	30,737,668
SPDR Barclays Capital High Yield Bond ETF (a) (b)	1,498,300	58,988,071
SPDR Dow Jones International Real Estate ETF (a) (b)	700,900	25,807,138
SPDR Gold Trust* (a) (b)	131,000	21,240,340
SPDR S&P 500 ETF Trust (a) (b)	2,163,300	304,419,576
SPDR S&P Dividend ETF (b)	909,700	51,525,408
SPDR S&P International Small Cap ETF (a) (b)	894,000	25,720,380
SPDR S&P MidCap 400 ETF Trust (a) (b)	165,900	29,973,153
Vanguard MSCI Emerging Markets ETF (a)	1,342,700	58,367,169
Vanguard REIT ETF (a)	555,200	35,316,272
Vanguard Total Bond Market ETF (a)	101,800	8,477,904

Total Investment Company Securities (Cost $754,301,350)		848,785,639

Short-Term Investments—29.4%

Mutual Funds—29.4%
AIM STIT-STIC Prime Portfolio (The)	10,502,940	10,502,940
State Street Navigator Securities Lending Prime Portfolio (b) (c)	242,858,029	242,858,029

Total Short-Term Investments (Cost $253,360,969)		253,360,969

Total Investments—128.1% (Cost $1,007,662,319#)		1,102,146,608
Other assets and liabilities (net)—(28.1)%		(241,912,886)

Net Assets—100.0%		$860,233,722

#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,007,662,319. The aggregate unrealized appreciation and depreciation of investments were $95,003,166 and $(518,877), respectively, resulting in net unrealized appreciation of $94,484,289 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $240,611,521 and the collateral received consisted of cash in the amount of $242,858,029 and non-cash collateral with a value of $1,879,010. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund

Transactions in Securities of Affiliated Issuers

Underlying ETF/Security	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
SPDR Barclays Capital High Yield Bond ETF	1,192,400	305,900	—	1,498,300
SPDR Dow Jones International Real Estate ETF	447,900	270,600	(17,600)	700,900
SPDR Gold Trust	105,700	25,300	—	131,000
SPDR S&P 500 ETF Trust	2,160,500	50,600	(47,800)	2,163,300
SPDR S&P Dividend ETF	1,153,600	26,600	(270,500)	909,700
SPDR S&P International Small Cap ETF	859,100	54,600	(19,700)	894,000
SPDR S&P MidCap 400 ETF Trust	144,400	21,500	—	165,900
State Street Navigator Securities Lending Prime Portfolio	84,981,063	654,726,545	(496,849,579)	242,858,029

Underlying ETF/Security	Net Realized Gain/(Loss) on Shares Sold	Capital Gain Distributions	Dividend Income Distributions	Ending Value as of March 31, 2012
SPDR Barclays Capital High Yield Bond ETF	$—	$—	$614,978	$58,988,071
SPDR Dow Jones International Real Estate ETF	(85,079)	—	165,443	25,807,138

MIST-333

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying ETF/Security	Net Realized Gain/(Loss) on Shares Sold	Capital Gain Distributions	Dividend Income Distributions	Ending Value as of March 31, 2012
SPDR Gold Trust	$941,097	$—	$—	$21,240,340
SPDR S&P 500 ETF Trust	1,249,455	—	1,328,028	304,419,576
SPDR S&P Dividend ETF	246,106	—	366,119	51,525,408
SPDR S&P International Small Cap ETF	—	—	—	25,720,380
SPDR S&P MidCap 400 ETF Trust	—	—	63,613	29,973,153
State Street Navigator Securities Lending Prime Portfolio	—	—	114,408	242,858,029

	$2,351,579	$—	$2,652,589	$760,532,095

MIST-334

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities*	$848,785,639	$—	$—	$848,785,639
Total Short-Term Investments*	253,360,969	—	—	253,360,969
Total Investments	$1,102,146,608	$—	$—	$1,102,146,608

*	See Schedule of Investments for additional detailed categorizations.

MIST-335

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Boeing Co. (The)	264,000	$19,633,680
Honeywell International, Inc.	497,000	30,341,850
Lockheed Martin Corp. (a)	182,000	16,354,520
Raytheon Co. (a)	553,000	29,187,340
United Technologies Corp.	152,000	12,606,880

		108,124,270

Airlines—1.4%
Southwest Airlines Co. (a)	5,220,000	43,012,800

Automobiles—1.4%
General Motors Co.* (a)	1,600,000	41,040,000

Beverages—1.5%
Beam, Inc.	228,000	13,353,960
PepsiCo, Inc.	471,000	31,250,850

		44,604,810

Biotechnology—1.2%
Amgen, Inc.	519,000	35,286,810

Capital Markets—4.4%
Ameriprise Financial, Inc.	365,000	20,852,450
Charles Schwab Corp. (The) (a)	1,695,000	24,357,150
Goldman Sachs Group, Inc. (The)	130,000	16,168,100
Morgan Stanley (a)	2,960,000	58,134,400
State Street Corp.	317,000	14,423,500

		133,935,600

Chemicals—0.8%
Monsanto Co.	290,000	23,130,400

Commercial Banks—4.3%
Fifth Third Bancorp.	1,870,000	26,273,500
KeyCorp	3,095,000	26,307,500
U.S. Bancorp.	1,375,000	43,560,000
Wells Fargo & Co.	1,025,000	34,993,500

		131,134,500

Communications Equipment—1.3%
Cisco Systems, Inc.	1,925,000	40,713,750

Computers & Peripherals—1.4%
Dell, Inc.*	1,745,000	28,967,000
Hewlett-Packard Co.	555,000	13,225,650

		42,192,650

Construction Materials—1.0%
Vulcan Materials Co.	729,000	31,150,170

Consumer Finance—2.4%
American Express Co.	781,000	45,188,660
SLM Corp.	1,750,000	27,580,000

		72,768,660

Diversified Consumer Services—0.5%
H&R Block, Inc. (a)	945,000	15,564,150

Security Description	Shares	Value

Diversified Financial Services—5.2%
Bank of America Corp.	5,720,000	$54,740,400
JPMorgan Chase & Co.	2,232,000	102,627,360

		157,367,760

Diversified Telecommunication Services—2.4%
AT&T, Inc.	2,305,000	71,985,150

Electric Utilities—2.8%
Entergy Corp.	575,000	38,640,000
Exelon Corp.	1,201,000	47,091,210

		85,731,210

Electrical Equipment—0.3%
Emerson Electric Co.	187,000	9,757,660

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity, Ltd.	660,000	24,255,000

Energy Equipment & Services—1.6%
Baker Hughes, Inc.	801,000	33,593,940
Schlumberger, Ltd.	198,000	13,846,140

		47,440,080

Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc.	467,000	28,580,400

Food Products—0.9%
Kellogg Co.	525,000	28,155,750

Health Care Equipment & Supplies—1.3%
Covidien plc	745,000	40,736,600

Household Products—1.9%
Kimberly-Clark Corp. (a)	271,000	20,024,190
Procter & Gamble Co. (The)	548,000	36,831,080

		56,855,270

Independent Power Producers & Energy Traders—0.8%
NRG Energy, Inc.* (a)	1,590,000	24,915,300

Industrial Conglomerates—4.0%
3M Co.	647,000	57,718,870
General Electric Co.	3,250,000	65,227,500

		122,946,370

Insurance—3.5%
Allstate Corp. (The)	1,035,000	34,072,200
Marsh & McLennan Cos., Inc.	1,690,000	55,415,100
Sun Life Financial, Inc. (a)	450,000	10,660,500
XL Group plc	323,600	7,018,884

		107,166,684

IT Services—2.4%
International Business Machines Corp.	189,000	39,434,850
Western Union Co.	1,995,000	35,112,000

		74,546,850

MIST-336

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	581,000	$32,756,780

Machinery—2.0%
Illinois Tool Works, Inc. (a)	727,000	41,526,240
Ingersoll-Rand plc (a)	500,000	20,675,000

		62,201,240

Media—6.0%
Cablevision Systems Corp. - Class A (a)	790,000	11,597,200
Comcast Corp. - Class A	950,000	28,509,500
Liberty Media Corp. - Liberty Capital - Class A*	86,000	7,580,900
Madison Square Garden Co. (The) - Class A*	270,000	9,234,000
Time Warner Cable, Inc.	710,000	57,865,000
Time Warner, Inc.	1,760,000	66,440,000

		181,226,600

Metals & Mining—0.8%
Nucor Corp. (a)	380,000	16,321,000
United States Steel Corp. (a)	305,000	8,957,850

		25,278,850

Multi-Utilities—0.4%
NiSource, Inc. (a)	540,000	13,149,000

Multiline Retail—1.4%
Kohl’s Corp. (a)	881,000	44,076,430

Oil, Gas & Consumable Fuels—14.3%
Chevron Corp.	965,000	103,486,600
Consol Energy, Inc.	585,000	19,948,500
EQT Corp.	229,000	11,040,090
Exxon Mobil Corp.	1,044,000	90,546,120
Murphy Oil Corp.	773,000	43,496,710
Newfield Exploration Co.*	695,000	24,102,600
Royal Dutch Shell plc (ADR)	686,000	48,109,180
Spectra Energy Corp.	1,650,000	52,057,500
Total S.A. (ADR) (a)	862,000	44,065,440

		436,852,740

Paper & Forest Products—1.6%
International Paper Co.	1,365,000	47,911,500

Personal Products—0.8%
Avon Products, Inc.	1,230,000	23,812,800

Pharmaceuticals—7.1%
Johnson & Johnson	890,000	58,704,400
Merck & Co., Inc.	1,840,000	70,656,000
Pfizer, Inc.	3,780,000	85,654,800

		215,015,200

Real Estate Investment Trusts—1.3%
Weyerhaeuser Co.	1,870,000	40,990,400

Real Estate Management & Development—0.6%
St. Joe Co. (The)* (a)	935,000	17,774,350

Security Description	Shares	Value

Road & Rail—3.0%
Canadian Pacific Railway, Ltd. (a)	497,000	$37,747,150
Union Pacific Corp.	511,000	54,922,280

		92,669,430

Software—2.8%
Microsoft Corp.	2,680,000	86,430,000

Specialty Retail—1.6%
Lowe’s Cos., Inc.	1,525,000	47,854,500

Wireless Telecommunication Services—0.5%
Sprint Nextel Corp.*	5,370,000	15,304,500

Total Common Stocks (Cost $2,975,301,330)		3,026,402,974

Short-Term Investments—7.4%

Mutual Funds—7.4%
State Street Navigator Securities Lending Prime Portfolio (b)	199,443,320	199,443,320
T. Rowe Price Government Reserve Investment Fund**	25,763,479	25,763,479

Total Short-Term Investments (Cost $225,206,799)		225,206,799

Total Investments—106.7% (Cost $3,200,508,129#)		3,251,609,773
Other Assets and Liabilities (net)—(6.7)%		(205,165,370)

Net Assets—100.0%		$3,046,444,403

*	Non-income producing security.
**	Affiliated Issuer.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $3,200,508,129. The aggregate unrealized appreciation and depreciation of investments were $255,419,658 and $(204,318,014), respectively, resulting in net unrealized appreciation of $51,101,644 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of March 31, 2012, the market value of securities loaned was $208,698,933 and the collateral received consisted of cash in the amount of $199,443,320 and non-cash collateral with a value of $13,596,374. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-337

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuer

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased Since December 31, 2011	Shares Sold Since December 31, 2011	Number of Shares Held at March 31, 2012	Realized Gain/(Loss) on Shares Sold	Income For Period Ended March 31, 2012
T. Rowe Price Government Reserve Investment Fund	23,614,286	62,046,276	(59,897,083)	25,763,479	$—	$360

MIST-338

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,026,402,974	$—	$—	$3,026,402,974
Total Short-Term Investments*	225,206,799	—	—	225,206,799
Total Investments	$3,251,609,773	$—	$—	$3,251,609,773

*	See Schedule of Investments for additional detailed categorizations.

MIST-339

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Goodrich Corp.	93,000	$11,665,920
Rockwell Collins, Inc. (a)	154,000	8,864,240
Spirit AeroSystems Holdings, Inc. - Class A* (a)	321,000	7,851,660
Textron, Inc.	852,000	23,711,160

		52,092,980

Air Freight & Logistics—0.4%
UTi Worldwide, Inc. (a)	396,000	6,823,080

Auto Components—0.6%
Allison Transmission Holdings, Inc.*	120,500	2,877,540
Gentex Corp. (a)	267,000	6,541,500

		9,419,040

Automobiles—0.5%
Harley-Davidson, Inc.	120,000	5,889,600
Tesla Motors, Inc.* (a)	50,000	1,862,000

		7,751,600

Biotechnology—3.6%
Alexion Pharmaceuticals, Inc.*	142,000	13,186,120
Alkermes plc* (a)	400,000	7,420,000
Amylin Pharmaceuticals, Inc.* (a)	246,700	6,157,632
ARIAD Pharmaceuticals, Inc.* (a)	153,000	2,440,350
Cubist Pharmaceuticals, Inc.* (a)	70,000	3,027,500
Human Genome Sciences, Inc.* (a)	429,000	3,534,960
Regeneron Pharmaceuticals, Inc.* (a)	142,000	16,560,040
Theravance, Inc.* (a)	246,000	4,797,000

		57,123,602

Capital Markets—1.3%
Charles Schwab Corp. (The)	487,000	6,998,190
TD Ameritrade Holding Corp.	704,000	13,896,960

		20,895,150

Chemicals—0.7%
Rockwood Holdings, Inc.*	208,000	10,847,200

Commercial Banks—0.5%
TCF Financial Corp. (a)	684,000	8,132,760

Commercial Services & Supplies—0.3%
Waste Connections, Inc. (a)	123,000	4,001,190

Communications Equipment—1.3%
Aruba Networks, Inc.* (a)	135,000	3,007,800
JDS Uniphase Corp.*	1,249,000	18,098,010

		21,105,810

Construction & Engineering—1.0%
Quanta Services, Inc.*	788,000	16,469,200

Diversified Consumer Services—0.5%
Weight Watchers International, Inc.* (a)	92,369	7,129,963

Diversified Financial Services—2.2%
CBOE Holdings, Inc. (a)	322,000	9,151,240

Security Description	Shares	Value

Diversified Financial Services—(Continued)
IntercontinentalExchange, Inc.*	49,000	$6,733,580
MSCI, Inc. - Class A* (a)	511,000	18,809,910

		34,694,730

Electrical Equipment—5.2%
Acuity Brands, Inc. (a)	115,000	7,225,450
AMETEK, Inc.	630,000	30,561,300
Babcock & Wilcox Co.*	648,000	16,686,000
Roper Industries, Inc. (a)	276,000	27,368,160

		81,840,910

Electronic Equipment, Instruments & Components—1.7%
Dolby Laboratories, Inc. - Class A*	8,000	304,480
FLIR Systems, Inc. (a)	187,000	4,732,970
Trimble Navigation, Ltd.*	399,000	21,713,580

		26,751,030

Energy Equipment & Services—1.8%
FMC Technologies, Inc.*	171,000	8,621,820
McDermott International, Inc.*	1,043,000	13,360,830
Trican Well Service, Ltd.*	62,200	915,895
Trican Well Service, Ltd.	428,800	6,297,980

		29,196,525

Food & Staples Retailing—1.8%
Shoppers Drug Mart Corp.	28,000	1,229,535
Shoppers Drug Mart Corp.	443,000	19,453,005
Whole Foods Market, Inc.	85,000	7,072,000

		27,754,540

Health Care Equipment & Supplies—5.1%
C.R. Bard, Inc.	161,000	15,893,920
CareFusion Corp.*	518,000	13,431,740
Cooper Cos., Inc. (The)	80,000	6,536,800
DENTSPLY International, Inc. (a)	592,000	23,756,960
Edwards Lifesciences Corp.*	100,000	7,273,000
IDEXX Laboratories, Inc.* (a)	162,000	14,166,900

		81,059,320

Health Care Providers & Services—2.9%
Henry Schein, Inc.*	202,000	15,287,360
Laboratory Corp. of America Holdings*	155,000	14,188,700
MEDNAX, Inc.* (a)	103,000	7,660,110
Universal Health Services, Inc. - Class B	199,000	8,340,090

		45,476,260

Health Care Technology—1.3%
Allscripts Healthcare Solutions, Inc.*	347,200	5,763,520
SXC Health Solutions Corp.*	197,000	14,767,120

		20,530,640

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc.* (a)	22,000	9,196,000
Choice Hotels International, Inc. (a)	203,600	7,602,424
Marriott International, Inc. - Class A	485,000	18,357,250
Panera Bread Co. - Class A*	68,000	10,942,560

MIST-340

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Starbucks Corp.	120,000	$6,706,800
Tim Hortons, Inc.	175,000	9,369,500

		62,174,534

Independent Power Producers & Energy Traders—1.3%
Calpine Corp.*	1,198,000	20,617,580

Insurance—1.7%
HCC Insurance Holdings, Inc.	283,000	8,821,110
W.R. Berkley Corp.	279,000	10,077,480
Willis Group Holdings plc	228,000	7,975,440

		26,874,030

Internet & Catalog Retail—1.3%
Liberty Interactive Corp. - Class A*	439,000	8,380,510
Netflix, Inc.*	100,000	11,504,000

		19,884,510

Internet Software & Services—0.9%
Akamai Technologies, Inc.*	213,000	7,817,100
Rackspace Hosting, Inc.* (a)	120,000	6,934,800

		14,751,900

IT Services—5.4%
Amdocs, Ltd.*	551,000	17,400,580
Fiserv, Inc.*	259,000	17,972,010
Gartner, Inc. - Class A*	494,000	21,064,160
Global Payments, Inc. (a) (b)	430,000	19,391,495
Vantiv, Inc. - Class A*	239,000	4,691,570
Western Union Co.	262,000	4,611,200

		85,131,015

Life Sciences Tools & Services—1.5%
Bruker Corp.*	621,000	9,507,510
Covance, Inc.* (a)	293,000	13,955,590

		23,463,100

Machinery—4.6%
Crane Co. (a)	126,000	6,111,000
Gardner Denver, Inc.	292,000	18,401,840
IDEX Corp.	389,000	16,388,570
Pall Corp.	327,000	19,499,010
Rexnord Corp.*	8,900	187,790
WABCO Holdings, Inc.*	209,000	12,640,320

		73,228,530

Media—1.5%
Discovery Communications, Inc. - Class A*	88,000	4,452,800
Discovery Communications, Inc. - Class C*	203,000	9,516,640
Lamar Advertising Co. - Class A* (a)	323,000	10,468,430

		24,437,870

Metals & Mining—1.9%
Agnico-Eagle Mines, Ltd.	289,000	9,646,820
Franco-Nevada Corp.	287,000	12,340,899
HudBay Minerals, Inc.	101,000	1,106,960

Security Description	Shares	Value

Metals & Mining—(Continued)
Osisko Mining Corp.*	536,000	$6,222,748

		29,317,427

Multiline Retail—3.0%
Dollar General Corp.*	687,000	31,739,400
Kohl’s Corp.	302,000	15,109,060

		46,848,460

Oil, Gas & Consumable Fuels—5.4%
CONSOL Energy, Inc.	439,000	14,969,900
Continental Resources, Inc.* (a)	89,000	7,637,980
EQT Corp.	282,000	13,595,220
Halcon Resources Corp.* (a)	340,000	3,189,200
Laredo Petroleum Holdings, Inc.*	79,000	1,851,760
QEP Resources, Inc.	319,000	9,729,500
Range Resources Corp.	241,000	14,011,740
SM Energy Co.	160,000	11,323,200
Southwestern Energy Co.*	271,000	8,292,600

		84,601,100

Pharmaceuticals—1.8%
Elan Corp. plc (ADR)*	642,000	9,636,420
Hospira, Inc.* (a)	226,000	8,450,140
Valeant Pharmaceuticals International, Inc.*	202,000	10,845,380

		28,931,940

Professional Services—3.7%
IHS, Inc. - Class A*	272,000	25,472,800
Manpower, Inc.	382,000	18,095,340
Robert Half International, Inc. (a)	134,000	4,060,200
Verisk Analytics, Inc. - Class A*	240,000	11,272,800

		58,901,140

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	98,000	8,164,380

Road & Rail—1.9%
Hertz Global Holdings, Inc.*	882,000	13,265,280
J.B. Hunt Transport Services, Inc.	141,000	7,666,170
Kansas City Southern*	122,000	8,746,180

		29,677,630

Semiconductors & Semiconductor Equipment—6.3%
Altera Corp.	266,000	10,592,120
Atmel Corp.*	1,337,000	13,182,820
Cree, Inc.* (a)	201,000	6,357,630
Intersil Corp. - Class A	618,000	6,921,600
Marvell Technology Group, Ltd.*	802,000	12,615,460
Microchip Technology, Inc. (a)	243,000	9,039,600
NVIDIA Corp.*	805,000	12,388,950
PMC - Sierra, Inc.* (a)	242,000	1,749,660
Silicon Laboratories, Inc.* (a)	240,000	10,320,000
Xilinx, Inc.	469,000	17,085,670

		100,253,510

MIST-341

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Software—7.0%
Ariba, Inc.*	302,000	$9,878,420
Concur Technologies, Inc.* (a)	218,000	12,508,840
FactSet Research Systems, Inc. (a)	120,000	11,884,800
Informatica Corp.*	100,000	5,290,000
MICROS Systems, Inc.* (a)	235,000	12,993,150
Nuance Communications, Inc.* (a)	891,000	22,791,780
Red Hat, Inc.*	364,000	21,799,960
Rovi Corp.* (a)	111,000	3,613,050
TIBCO Software, Inc.*	328,000	10,004,000

		110,764,000

Specialty Retail—2.3%
CarMax, Inc.* (a)	542,000	18,780,300
O’Reilly Automotive, Inc.*	186,000	16,991,100

		35,771,400

Textiles, Apparel & Luxury Goods—1.2%
Deckers Outdoor Corp.* (a)	81,000	5,107,050
Michael Kors Holdings, Ltd.* (b)	329,258	14,573,124

		19,680,174

Thrifts & Mortgage Finance—0.4%
BankUnited, Inc. (a)	246,000	6,150,000

Trading Companies & Distributors—1.8%
Air Lease Corp.* (a)	348,000	8,376,360
Fastenal Co. (a)	363,000	19,638,300

		28,014,660

Total Common Stocks (Cost $1,140,996,010)		1,506,734,420

Convertible Preferred Stocks—0.5%

Internet Software & Services—0.5%
Coupons.com, Inc. - Series B * (b)	592,662	3,255,700
LivingSocial, Inc. - Series E * (b)	757,490	3,914,860

Total Convertible Preferred Stocks (Cost $7,536,276)		7,170,560

Preferred Stocks—0.1%
Security Description	Shares	Value

Internet Software & Services—0.1%
Workday, Inc.* (b)	64,415	$854,143

Total Preferred Stocks (Cost $854,143)		854,143

Short-Term Investments—21.0%

Mutual Funds—21.0%
State Street Navigator Securities Lending Prime Portfolio (c)	266,053,092	266,053,092
T. Rowe Price Government Reserve Investment Fund**	66,157,042	66,157,042

Total Short-Term Investments (Cost $332,210,134)		332,210,134

Total Investments—116.9% (Cost $1,481,596,563#)		1,846,969,257
Other assets and liabilities (net)—(16.9)%		(266,434,821)

Net Assets—100.0%		$1,580,534,436

*	Non-income producing security.
**	Affiliated Issuer.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,481,596,563. The aggregate unrealized appreciation and depreciation of investments were $395,878,226 and $(30,505,532), respectively, resulting in net unrealized appreciation of $365,372,694 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $260,538,559 and the collateral received consisted of cash in the amount of $266,053,092. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-342

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuer

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased Since December 31, 2011	Shares Sold Since December 31, 2011	Number of Shares Held at March 31, 2012	Realized Gain/(Loss) on Shares Sold	Income For Period Ended March 31, 2012
T. Rowe Price Government Reserve Investment Fund	52,965,574	73,656,397	(60,464,929)	66,157,042	$—	$3,665

MIST-343

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$52,092,980	$—	$—	$52,092,980
Air Freight & Logistics	6,823,080	—	—	6,823,080
Auto Components	9,419,040	—	—	9,419,040
Automobiles	7,751,600	—	—	7,751,600
Biotechnology	57,123,602	—	—	57,123,602
Capital Markets	20,895,150	—	—	20,895,150
Chemicals	10,847,200	—	—	10,847,200
Commercial Banks	8,132,760	—	—	8,132,760
Commercial Services & Supplies	4,001,190	—	—	4,001,190
Communications Equipment	21,105,810	—	—	21,105,810
Construction & Engineering	16,469,200	—	—	16,469,200
Diversified Consumer Services	7,129,963	—	—	7,129,963
Diversified Financial Services	34,694,730	—	—	34,694,730
Electrical Equipment	81,840,910	—	—	81,840,910
Electronic Equipment, Instruments & Components	26,751,030	—	—	26,751,030
Energy Equipment & Services	29,196,525	—	—	29,196,525
Food & Staples Retailing	27,754,540	—	—	27,754,540
Health Care Equipment & Supplies	81,059,320	—	—	81,059,320
Health Care Providers & Services	45,476,260	—	—	45,476,260
Health Care Technology	20,530,640	—	—	20,530,640
Hotels, Restaurants & Leisure	62,174,534	—	—	62,174,534
Independent Power Producers & Energy Traders	20,617,580	—	—	20,617,580
Insurance	26,874,030	—	—	26,874,030
Internet & Catalog Retail	19,884,510	—	—	19,884,510
Internet Software & Services	14,751,900	—	—	14,751,900
IT Services	65,739,520	19,391,495	—	85,131,015
Life Sciences Tools & Services	23,463,100	—	—	23,463,100
Machinery	73,228,530	—	—	73,228,530
Media	24,437,870	—	—	24,437,870
Metals & Mining	29,317,427	—	—	29,317,427
Multiline Retail	46,848,460	—	—	46,848,460
Oil, Gas & Consumable Fuels	84,601,100	—	—	84,601,100
Pharmaceuticals	28,931,940	—	—	28,931,940
Professional Services	58,901,140	—	—	58,901,140
Real Estate Management & Development	8,164,380	—	—	8,164,380
Road & Rail	29,677,630	—	—	29,677,630
Semiconductors & Semiconductor Equipment	100,253,510	—	—	100,253,510
Software	110,764,000	—	—	110,764,000
Specialty Retail	35,771,400	—	—	35,771,400
Textiles, Apparel & Luxury Goods	5,107,050	14,573,124	—	19,680,174

MIST-344

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Thrifts & Mortgage Finance	$6,150,000	$—	$—	$6,150,000
Trading Companies & Distributors	28,014,660	—	—	28,014,660
Total Common Stocks	1,472,769,801	33,964,619	—	1,506,734,420
Total Convertible Preferred Stocks*	—	—	7,170,560	7,170,560
Total Preferred Stocks*	—	—	854,143	854,143
Total Short-Term Investments*	332,210,134	—	—	332,210,134
Total Investments	$1,804,979,935	$33,964,619	$8,024,703	$1,846,969,257

*	See Schedule of Investments for additional detailed categorizations.

Common Stock in the amount of $19,391,495 was transferred from Level 1 to Level 2 due to a trading halt which resulted in the unavailability of a quoted market price.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers in to Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at March 31, 2012
Convertible Preferred Stocks
Internet Software & Services	$9,080,798	$(1,910,238)	$—	$—	$7,170,560	$(1,910,238)
Preferred Stocks
Internet Software & Services	854,143	—	—	—	854,143	—

Total	$9,934,941	$(1,910,238)	$—	$—	$8,024,703	$(1,910,238)

MIST-345

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—86.3% of Net Assets

Security Description	Shares	Value

Auto Components—2.5%
Superior Industries International, Inc. (a)	1,841,976	$35,992,211

Building Products—0.7%
Insteel Industries, Inc.	855,820	10,398,213

Capital Markets—1.9%
Investment Technology Group, Inc.*	1,225,084	14,652,005
Westwood Holdings Group, Inc.	315,624	12,224,117

		26,876,122

Chemicals—6.2%
Lanxess AG	361,351	29,877,838
Minerals Technologies, Inc.	255,892	16,737,896
Sensient Technologies Corp.	476,821	18,119,198
Stepan Co.	120,297	10,562,076
Westlake Chemical Corp.	213,675	13,844,003

		89,141,011

Commercial Banks—0.3%
First Niagara Financial Group, Inc.	451,909	4,446,785

Commercial Services & Supplies—1.3%
Unifirst Corp.	297,640	18,319,742

Communications Equipment—2.9%
Bel Fuse, Inc. - Class B (a)	518,491	9,161,736
Sycamore Networks, Inc.*	577,661	10,247,706
Tellabs, Inc.	5,498,462	22,268,771

		41,678,213

Computers & Peripherals—3.0%
Electronics for Imaging, Inc.*	732,272	12,170,361
Lexmark International, Inc. - Class A	920,183	30,586,883

		42,757,244

Construction & Engineering—0.8%
EMCOR Group, Inc.	436,280	12,093,682

Diversified Financial Services—2.2%
Ackermans & van Haaren N.V.	246,523	20,876,657
Leucadia National Corp.	426,042	11,119,696

		31,996,353

Electrical Equipment—0.9%
Encore Wire Corp.	428,786	12,747,808

Electronic Equipment, Instruments & Components—6.1%
AVX Corp.	1,824,452	24,192,233
Electro Scientific Industries, Inc.	838,169	12,580,917
Ingram Micro, Inc. - Class A*	2,126,768	39,472,814
Park Electrochemical Corp.	363,038	10,974,639

		87,220,603

Energy Equipment & Services—5.3%
Bristow Group, Inc.	499,309	23,832,019
Pioneer Drilling Co.*	1,719,009	15,127,279

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
SEACOR Holdings, Inc.*	389,655	$37,321,156

		76,280,454

Food Products—1.6%
J&J Snack Foods Corp.	186,368	9,776,865
Viterra, Inc.	814,050	12,984,647

		22,761,512

Health Care Equipment & Supplies—3.2%
Haemonetics Corp.*	193,198	13,462,037
Teleflex, Inc.	533,994	32,653,733

		46,115,770

Health Care Providers & Services—0.6%
Cross Country Healthcare, Inc.* (a)	1,796,787	9,001,903

Hotels, Restaurants & Leisure—2.9%
Vail Resorts, Inc.	968,495	41,887,409

Household Durables—3.5%
Cavco Industries, Inc.* (a)	744,888	34,696,883
Skyline Corp. (a)	322,200	2,464,830
Stanley Furniture Co., Inc.* (a)	2,723,558	13,045,843

		50,207,556

Insurance—6.1%
Alleghany Corp.*	85,475	28,129,823
Arch Capital Group, Ltd.*	330,301	12,300,409
E-L Financial Corp., Ltd.	28,055	10,969,422
HCC Insurance Holdings, Inc.	708,295	22,077,555
Montpelier Re Holdings, Ltd.	726,956	14,044,790

		87,521,999

IT Services—4.1%
Broadridge Financial Solutions, Inc.	1,063,761	25,434,526
Mantech International Corp.	958,500	33,029,910

		58,464,436

Leisure Equipment & Products—0.7%
Jakks Pacific, Inc.	538,372	9,394,591

Machinery—3.5%
Alamo Group, Inc.	465,778	14,001,286
Oshkosh Corp.*	1,129,923	26,180,316
Wacker Neuson SE	600,566	10,700,643

		50,882,245

Marine—2.6%
Alexander & Baldwin, Inc.	765,047	37,066,527

Media—4.7%
Liberty Media Corp. - Liberty Capital - Class A*	315,525	27,813,529
Madison Square Garden Co. (The) - Class A*	1,144,501	39,141,934

		66,955,463

MIST-346

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Metals & Mining—2.8%
Compass Minerals International, Inc.	253,320	$18,173,177
Kaiser Aluminum Corp.	455,148	21,510,294

		39,683,471

Oil, Gas & Consumable Fuels—3.6%
Cimarex Energy Co.	89,243	6,735,169
Cloud Peak Energy, Inc.*	1,085,439	17,291,043
SemGroup Corp. - Class A*	966,006	28,149,415

		52,175,627

Paper & Forest Products—4.5%
Canfor Corp.*	3,401,000	40,234,398
PH Glatfelter Co.	1,506,881	23,778,582

		64,012,980

Professional Services—1.2%
ICF International, Inc.*	685,716	17,396,615

Real Estate Investment Trusts—2.0%
Excel Trust, Inc.	353,600	4,271,488
Origen Financial, Inc.*	811,331	1,022,277
Segro plc	6,159,056	23,140,001

		28,433,766

Real Estate Management & Development—1.1%
Hang Lung Group, Ltd.	571,000	3,635,093
Wheelock & Co., Ltd.	3,869,000	11,676,822

		15,311,915

Semiconductors & Semiconductor Equipment—0.4%
MEMC Electronic Materials, Inc.*	1,522,368	5,495,748

Specialty Retail—2.7%
Aeropostale, Inc.*	371,590	8,033,776
American Eagle Outfitters, Inc.	1,084,471	18,642,056
Haverty Furniture Cos., Inc. (a)	1,084,618	12,039,260

		38,715,092

Thrifts & Mortgage Finance—0.4%
Kearny Financial Corp.	535,494	5,221,066

Total Common Stocks (Cost $1,077,484,152)		1,236,654,132

Preferred Stock—0.2%
Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts—0.2%
Excel Trust, Inc. (Cost—$3,010,291)	118,300	$2,979,977

Short-Term Investment—13.9%

Repurchase Agreement—13.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $198,264,165 on 04/02/12, collateralized by $47,690,000 Federal Home Loan Bank at 1.375% due 05/28/14 with a value of $48,882,250; and $7,385,000 Federal Home Loan Mortgage Corp. at 0.650% due 03/12/15 with a value of $7,386,685; and $100,000,000 U.S. Treasury Notes at 2.250% due 05/31/14 with a value of $104,750,000; and $39,065,000 U.S. Treasury Notes at 2.625% due 06/30/14 with a value of $41,213,575. (Cost $198,264,000)	$198,264,000	198,264,000

Total Investments—100.4% (Cost $1,278,758,443#)		1,437,898,109
Other assets and liabilities (net)—(0.4)%		(5,295,238)

Net Assets—100.0%		$1,432,602,871

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,278,758,443. The aggregate unrealized appreciation and depreciation of investments were $210,070,220 and $(50,930,554), respectively, resulting in net unrealized appreciation of $159,139,666 for federal income tax purposes.
(a)	Affiliated Issuer.

MIST-347

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in securities of affiliated issuers during the period ended March 31, 2012 was as follows:

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at March 31, 2012
Bel Fuse, Inc.—Class B	518,491	—	—	518,491
Cavco Industries, Inc.	787,653	—	(42,765)	744,888
Cross Country Healthcare, Inc.	2,070,515	—	(273,728)	1,796,787
Haverty Furniture Cos., Inc.	1,474,149	—	(389,531)	1,084,618
Skyline Corp.	769,501	—	(447,301)	322,200
Stanley Furniture Co., Inc.	2,930,178	—	(206,620)	2,723,558
Superior Industries International, Inc.	1,941,976	—	(100,000)	1,841,976

Security Description	Net Realized Gain/(Loss)	Return of Capital	Dividend Income	Ending Value as of March 31, 2012
Bel Fuse, Inc.—Class B	$—	$—	$36,294	$9,161,736
Cavco Industries, Inc.	3,310,576	—	—	34,696,883
Cross Country Healthcare, Inc.	(5,728,888)	—	—	9,001,903
Haverty Furniture Cos., Inc.	(6,705)	—	—	12,039,260
Skyline Corp.	(17,309,446)	—	—	2,464,830
Stanley Furniture Co., Inc.	(6,560,903)	—	—	13,045,843
Superior Industries International, Inc.	(468,205)	—	310,716	35,992,211

	$(26,763,571)	$—	$347,010	$116,402,666

MIST-348

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$35,992,211	$—	$—	$35,992,211
Building Products	10,398,213	—	—	10,398,213
Capital Markets	26,876,122	—	—	26,876,122
Chemicals	59,263,173	29,877,838	—	89,141,011
Commercial Banks	4,446,785	—	—	4,446,785
Commercial Services & Supplies	18,319,742	—	—	18,319,742
Communications Equipment	41,678,213	—	—	41,678,213
Computers & Peripherals	42,757,244	—	—	42,757,244
Construction & Engineering	12,093,682	—	—	12,093,682
Diversified Financial Services	11,119,696	20,876,657	—	31,996,353
Electrical Equipment	12,747,808	—	—	12,747,808
Electronic Equipment, Instruments & Components	87,220,603	—	—	87,220,603
Energy Equipment & Services	76,280,454	—	—	76,280,454
Food Products	22,761,512	—	—	22,761,512
Health Care Equipment & Supplies	46,115,770	—	—	46,115,770
Health Care Providers & Services	9,001,903	—	—	9,001,903
Hotels, Restaurants & Leisure	41,887,409	—	—	41,887,409
Household Durables	50,207,556	—	—	50,207,556
Insurance	87,521,999	—	—	87,521,999
IT Services	58,464,436	—	—	58,464,436
Leisure Equipment & Products	9,394,591	—	—	9,394,591
Machinery	40,181,602	10,700,643	—	50,882,245
Marine	37,066,527	—	—	37,066,527
Media	66,955,463	—	—	66,955,463
Metals & Mining	39,683,471	—	—	39,683,471
Oil, Gas & Consumable Fuels	52,175,627	—	—	52,175,627
Paper & Forest Products	64,012,980	—	—	64,012,980
Professional Services	17,396,615	—	—	17,396,615
Real Estate Investment Trusts	5,293,765	23,140,001	—	28,433,766
Real Estate Management & Development	—	15,311,915	—	15,311,915
Semiconductors & Semiconductor Equipment	5,495,748	—	—	5,495,748
Specialty Retail	38,715,092	—	—	38,715,092
Thrifts & Mortgage Finance	5,221,066	—	—	5,221,066
Total Common Stocks	1,136,747,078	99,907,054	—	1,236,654,132
Total Preferred Stock*	2,979,977	—	—	2,979,977
Total Short-Term Investment*	—	198,264,000	—	198,264,000
Total Investments	$1,139,727,055	$298,171,054	$—	$1,437,898,109

*	See Schedule of Investments for additional detailed categorizations.

MIST-349

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Hexcel Corp.* (a)	105,180	$2,525,372
Triumph Group, Inc. (a)	45,490	2,850,403

		5,375,775

Air Freight & Logistics—1.5%
Expeditors International of Washington, Inc.	107,300	4,990,523

Airlines—0.8%
United Continental Holdings, Inc.*	121,071	2,603,027

Auto Components—1.2%
BorgWarner, Inc.* (a)	44,150	3,723,611

Automobiles—1.1%
Harley-Davidson, Inc.	70,800	3,474,864

Beverages—1.3%
Monster Beverage Corp.*	68,330	4,242,610

Biotechnology—3.9%
Alexion Pharmaceuticals, Inc.*	64,160	5,957,898
BioMarin Pharmaceutical, Inc.*	44,820	1,535,085
Cepheid, Inc.* (a)	42,850	1,792,415
Regeneron Pharmaceuticals, Inc.* (a)	27,400	3,195,388

		12,480,786

Building Products—0.7%
Owens Corning*	61,730	2,224,132

Capital Markets—1.4%
Affiliated Managers Group, Inc.*	41,810	4,674,776

Chemicals—3.2%
Airgas, Inc.	26,810	2,385,286
CF Industries Holdings, Inc.	20,170	3,684,050
PPG Industries, Inc.	45,980	4,404,884

		10,474,220

Commercial Banks—1.9%
East West Bancorp, Inc.	84,300	1,946,487
First Republic Bank*	71,720	2,362,457
Signature Bank* (a)	30,730	1,937,219

		6,246,163

Commercial Services & Supplies—0.7%
Clean Harbors, Inc.*	35,560	2,394,255

Communications Equipment—3.8%
Acme Packet, Inc.* (a)	34,590	951,917
F5 Networks, Inc.*	35,486	4,789,191
JDS Uniphase Corp.*	194,960	2,824,970
Juniper Networks, Inc.*	167,030	3,821,646

		12,387,724

Computers & Peripherals—1.8%
SanDisk Corp.*	116,650	5,784,674

Security Description	Shares	Value

Construction & Engineering—1.0%
KBR, Inc.	87,350	$3,105,293

Containers & Packaging—0.7%
Crown Holdings, Inc.*	61,380	2,260,625

Diversified Financial Services—0.7%
IntercontinentalExchange, Inc.*	17,260	2,371,869

Electrical Equipment—2.1%
Cooper Industries plc	60,040	3,839,558
Roper Industries, Inc.	29,790	2,953,976

		6,793,534

Energy Equipment & Services—3.0%
Cameron International Corp.*	79,120	4,179,909
FMC Technologies, Inc.*	69,410	3,499,652
Rowan Cos., Inc.*	60,290	1,985,350

		9,664,911

Food & Staples Retailing—1.8%
Whole Foods Market, Inc.	68,820	5,725,824

Food Products—1.8%
Hershey Co. (The)	47,290	2,900,296
Mead Johnson Nutrition Co.	36,350	2,998,148

		5,898,444

Health Care Equipment & Supplies—2.0%
IDEXX Laboratories, Inc.* (a)	19,250	1,683,412
Intuitive Surgical, Inc.*	8,740	4,734,895

		6,418,307

Health Care Providers & Services—3.4%
AMERIGROUP Corp.*	32,310	2,173,817
AmerisourceBergen Corp.	64,160	2,545,869
Universal Health Services, Inc. - Class B	51,130	2,142,858
WellCare Health Plans, Inc.*	56,290	4,046,125

		10,908,669

Health Care Technology—2.0%
Cerner Corp.*	49,390	3,761,543
SXC Health Solutions Corp.*	36,340	2,724,046

		6,485,589

Hotels, Restaurants & Leisure—4.8%
Arcos Dorados Holdings, Inc. (a)	91,500	1,655,235
MGM Resorts International*	216,410	2,947,504
Starwood Hotels & Resorts Worldwide, Inc.	119,100	6,718,431
Wynn Resorts, Ltd.	34,000	4,245,920

		15,567,090

Internet & Catalog Retail—0.7%
Shutterfly, Inc.*	72,010	2,256,073

Internet Software & Services—1.2%
LinkedIn Corp. - Class A*	36,910	3,764,451

MIST-350

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.9%
Fiserv, Inc.*	48,570	$3,370,272
VeriFone Systems, Inc.* (a)	51,430	2,667,674

		6,037,946

Life Sciences Tools & Services—2.4%
Agilent Technologies, Inc.	96,770	4,307,233
Illumina, Inc.*	22,250	1,170,572
Waters Corp.*	24,010	2,224,767

		7,702,572

Machinery—2.0%
Joy Global, Inc.	50,450	3,708,075
Stanley Black & Decker, Inc.	36,850	2,835,976

		6,544,051

Marine—1.0%
Kirby Corp.* (a)	46,550	3,062,525

Metals & Mining—1.2%
Cliffs Natural Resources, Inc.	57,470	3,980,372

Multiline Retail—2.8%
Family Dollar Stores, Inc.	55,440	3,508,243
Nordstrom, Inc.	101,560	5,658,923

		9,167,166

Oil, Gas & Consumable Fuels—6.8%
Alpha Natural Resources, Inc.*	140,610	2,138,678
Cabot Oil & Gas Corp.	123,260	3,842,014
Concho Resources, Inc.*	55,210	5,635,837
Peabody Energy Corp.	73,180	2,119,293
Plains Exploration & Production Co.*	50,440	2,151,266
Range Resources Corp.	18,190	1,057,567
SM Energy Co.	71,130	5,033,870

		21,978,525

Pharmaceuticals—1.1%
Perrigo Co.	32,791	3,387,638

Professional Services—2.3%
Equifax, Inc.	60,520	2,678,615
Manpower, Inc.	59,330	2,810,462
Towers Watson & Co. - Class A	31,690	2,093,759

		7,582,836

Real Estate Investment Trusts—0.5%
Camden Property Trust	22,660	1,489,895

Real Estate Management & Development—1.7%
CBRE Group, Inc. - Class A*	272,720	5,443,491

Road & Rail—0.8%
Genesee & Wyoming, Inc. - Class A* (a)	48,970	2,672,783

Semiconductors & Semiconductor Equipment—12.7%
Altera Corp.	76,520	3,047,026

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment—(Continued)
Avago Technologies, Ltd.	125,950	$4,908,272
Broadcom Corp. - Class A*	168,180	6,609,474
Lam Research Corp.*	141,050	6,293,651
LSI Corp.*	560,570	4,865,748
NXP Semiconductor N.V.* (a)	94,970	2,527,152
ON Semiconductor Corp.*	788,440	7,103,844
Teradyne, Inc.* (a)	332,000	5,607,480

		40,962,647

Software—4.7%
Citrix Systems, Inc.*	84,970	6,704,983
Fortinet, Inc.*	73,580	2,034,487
Salesforce.com, Inc.*	24,150	3,731,416
TIBCO Software, Inc.*	88,860	2,710,230

		15,181,116

Specialty Retail—2.6%
Bed Bath & Beyond, Inc.*	86,590	5,695,024
Guess?, Inc.	91,560	2,861,250

		8,556,274

Textiles, Apparel & Luxury Goods—3.8%
Coach, Inc.	50,740	3,921,187
Deckers Outdoor Corp.* (a)	41,910	2,642,426
Lululemon Athletica, Inc.*	34,370	2,566,752
Ralph Lauren Corp.	18,510	3,226,848

		12,357,213

Trading Companies & Distributors—0.8%
W.W. Grainger, Inc.	11,590	2,489,648

Total Common Stocks (Cost $266,315,561)		320,894,517

Short-Term Investments—11.8%

Mutual Fund—11.0%
State Street Navigator Securities Lending Prime Portfolio (b)	35,775,469	35,775,469

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 3/30/12 at 0.010% to be repurchased at $2,591,002 on 04/02/12, collateralized by $2,640,000 Federal Home Loan Mortgage Corp. at 0.400% due 02/27/14 with a value of $2,643,300.	$2,591,000	2,591,000

Total Short-Term Investments (Cost $38,366,469)		38,366,469

Total Investments—111.1% (Cost $304,682,030#)		359,260,986
Other assets and liabilities (net)—(11.1)%		(36,011,834)

Net Assets—100.0%		$323,249,152

MIST-351

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $304,682,030. The aggregate unrealized appreciation and depreciation of investments were $60,034,162 and $(5,455,206), respectively, resulting in net unrealized appreciation of $54,578,956 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $35,046,283 and the collateral received consisted of cash in the amount of $35,775,469. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-352

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$320,894,517	$—	$—	$320,894,517
Short-Term Investments
Mutual Fund	35,775,469	—	—	35,775,469
Repurchase Agreement	—	2,591,000	—	2,591,000
Total Short-Term Investments	35,775,469	2,591,000	—	38,366,469
Total Investments	$356,669,986	$2,591,000	$—	$359,260,986

*	See Schedule of Investments for additional detailed categorizations.

MIST-353

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Honeywell International, Inc.	356,650	$21,773,483
Textron, Inc. (a)	594,339	16,540,454

		38,313,937

Automobiles—1.4%
General Motors Co.*	1,200,853	30,801,879

Beverages—0.5%
PepsiCo, Inc.	146,015	9,688,095

Capital Markets—4.4%
Bank of New York Mellon Corp. (The)	1,818,159	43,872,176
Goldman Sachs Group, Inc. (The)	163,951	20,390,586
Morgan Stanley	1,032,798	20,284,153
State Street Corp.	221,738	10,089,079

		94,635,994

Commercial Banks—5.2%
Fifth Third Bancorp.	1,319,174	18,534,395
PNC Financial Services Group, Inc.	513,277	33,101,234
U.S. Bancorp.	496,109	15,716,733
Wells Fargo & Co.	1,337,846	45,674,062

		113,026,424

Communications Equipment—0.9%
Cisco Systems, Inc.	888,395	18,789,554

Computers & Peripherals—2.3%
Dell, Inc.*	883,406	14,664,540
Hewlett-Packard Co.	1,495,918	35,647,726

		50,312,266

Diversified Financial Services—7.5%
Bank of America Corp.	2,921,164	27,955,539
Citigroup, Inc.	1,797,213	65,688,135
JPMorgan Chase & Co.	1,517,007	69,751,982

		163,395,656

Diversified Telecommunication Services—2.4%
AT&T, Inc.	725,639	22,661,706
Verizon Communications, Inc.	785,669	30,036,126

		52,697,832

Electric Utilities—2.6%
FirstEnergy Corp.	522,324	23,812,751
PPL Corp.	1,142,526	32,287,785

		56,100,536

Electrical Equipment—0.7%
Emerson Electric Co.	282,953	14,764,488

Electronic Equipment, Instruments & Components—0.8%
Corning, Inc.	1,219,129	17,165,336

Energy Equipment & Services—3.9%
Halliburton Co.	1,175,030	38,999,246

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp.* (a)	294,465	$11,033,603
Weatherford International, Ltd.*	2,317,307	34,968,163

		85,001,012

Food & Staples Retailing—2.7%
CVS Caremark Corp.	855,356	38,319,949
Wal-Mart Stores, Inc.	340,422	20,833,826

		59,153,775

Food Products—3.2%
Kraft Foods, Inc. - Class A	926,609	35,220,408
Unilever N.V.	1,024,950	34,879,049

		70,099,457

Health Care Providers & Services—3.9%
Cardinal Health, Inc.	454,324	19,585,908
UnitedHealth Group, Inc.	728,582	42,942,623
WellPoint, Inc.	293,757	21,679,266

		84,207,797

Hotels, Restaurants & Leisure—0.6%
Carnival Corp.	374,134	12,002,219

Household Products—0.4%
Procter & Gamble Co. (The)	114,452	7,692,319

Industrial Conglomerates—1.5%
General Electric Co. (a)	1,621,040	32,534,273

Insurance—3.9%
Aflac, Inc.	164,193	7,551,236
Allstate Corp. (The)	1,550,783	51,051,777
Travelers Cos., Inc. (The)	434,446	25,719,203

		84,322,216

Internet Software & Services—3.5%
eBay, Inc.*	1,218,314	44,943,604
Yahoo!, Inc.*	2,090,105	31,811,398

		76,755,002

Machinery—2.1%
Ingersoll-Rand plc (a)	1,103,837	45,643,660

Media—10.0%
Comcast Corp. - Class A	2,577,477	77,350,085
News Corp. - Class B	1,712,292	34,211,594
Time Warner Cable, Inc.	522,104	42,551,476
Time Warner, Inc.	589,756	22,263,289
Viacom, Inc. - Class B	866,435	41,121,005

		217,497,449

Metals & Mining—1.1%
Alcoa, Inc. (a)	2,349,879	23,545,788

Multiline Retail—0.7%
Target Corp.	271,223	15,804,164

MIST-354

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Oil, Gas & Consumable Fuels—8.0%
BP plc (ADR)	979,598	$44,081,910
Chesapeake Energy Corp. (a)	630,055	14,598,374
Chevron Corp.	384,659	41,250,831
Murphy Oil Corp.	415,386	23,373,770
QEP Resources, Inc.	395,407	12,059,914
Royal Dutch Shell plc (ADR)	553,974	38,850,197

		174,214,996

Paper & Forest Products—2.4%
International Paper Co.	1,446,611	50,776,046

Personal Products—0.3%
Avon Products, Inc.	349,575	6,767,772

Pharmaceuticals—9.6%
Bristol-Myers Squibb Co.	1,209,335	40,815,056
GlaxoSmithKline plc (ADR) (a)	493,218	22,150,420
Merck & Co., Inc.	1,037,207	39,828,749
Novartis AG	136,652	7,568,393
Pfizer, Inc.	2,500,105	56,652,379
Roche Holding AG (ADR)	395,221	17,247,444
Sanofi (ADR)	588,545	22,806,119

		207,068,560

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp.	576,694	16,210,869
KLA-Tencor Corp.	144,415	7,859,064

		24,069,933

Software—2.6%
Microsoft Corp.	1,767,188	56,991,813

Specialty Retail—2.0%
Lowe’s Cos., Inc.	795,536	24,963,920
Staples, Inc. (a)	1,088,441	17,610,975

		42,574,895

Wireless Telecommunication Services—0.9%
Vodafone Group plc (ADR)	720,023	19,923,036

Total Common Stocks (Cost $1,802,865,735)		2,056,338,179

Short-Term Investments—7.4%
Security Description	Shares/Par Amount	Value

Mutual Fund—2.3%
State Street Navigator Securities Lending Prime Portfolio (b)	50,418,440	$50,418,440

Repurchase Agreement—5.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/30/12 at 0.010% to be repurchased at $110,334,092 on 04/02/12, collateralized by $112,125,000 Federal Home Loan Bank at 0.420% due 06/21/13 with a value of $112,545,469.	$110,334,000	110,334,000

Total Short-Term Investments (Cost $160,752,440)		160,752,440

Total Investments—102.3% (Cost $1,963,618,175#)		2,217,090,619
Other assets and liabilities (net)—(2.3)%		(50,562,984)

Net Assets—100.0%		$2,166,527,635

*	Non-income producing security.
#	As of March 31, 2012, the aggregate cost of investments for federal income tax purposes was $1,963,618,175. The aggregate unrealized appreciation and depreciation of investments were $326,071,158 and $(72,598,714), respectively, resulting in net unrealized appreciation of $253,472,444 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of March 31, 2012, the market value of securities loaned was $48,881,845 and the collateral received consisted of cash in the amount of $50,418,440. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-355

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of March 31, 2012 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,313,937	$—	$—	$38,313,937
Automobiles	30,801,879	—	—	30,801,879
Beverages	9,688,095	—	—	9,688,095
Capital Markets	94,635,994	—	—	94,635,994
Commercial Banks	113,026,424	—	—	113,026,424
Communications Equipment	18,789,554	—	—	18,789,554
Computers & Peripherals	50,312,266	—	—	50,312,266
Diversified Financial Services	163,395,656	—	—	163,395,656
Diversified Telecommunication Services	52,697,832	—	—	52,697,832
Electric Utilities	56,100,536	—	—	56,100,536
Electrical Equipment	14,764,488	—	—	14,764,488
Electronic Equipment, Instruments & Components	17,165,336	—	—	17,165,336
Energy Equipment & Services	85,001,012	—	—	85,001,012
Food & Staples Retailing	59,153,775	—	—	59,153,775
Food Products	70,099,457	—	—	70,099,457
Health Care Providers & Services	84,207,797	—	—	84,207,797
Hotels, Restaurants & Leisure	12,002,219	—	—	12,002,219
Household Products	7,692,319	—	—	7,692,319
Industrial Conglomerates	32,534,273	—	—	32,534,273
Insurance	84,322,216	—	—	84,322,216
Internet Software & Services	76,755,002	—	—	76,755,002
Machinery	45,643,660	—	—	45,643,660
Media	217,497,449	—	—	217,497,449
Metals & Mining	23,545,788	—	—	23,545,788
Multiline Retail	15,804,164	—	—	15,804,164
Oil, Gas & Consumable Fuels	174,214,996	—	—	174,214,996
Paper & Forest Products	50,776,046	—	—	50,776,046
Personal Products	6,767,772	—	—	6,767,772
Pharmaceuticals	199,500,167	7,568,393	—	207,068,560
Semiconductors & Semiconductor Equipment	24,069,933	—	—	24,069,933
Software	56,991,813	—	—	56,991,813
Specialty Retail	42,574,895	—	—	42,574,895
Wireless Telecommunication Services	19,923,036	—	—	19,923,036
Total Common Stocks	2,048,769,786	7,568,393	—	2,056,338,179
Short-Term Investments
Mutual Fund	50,418,440	—	—	50,418,440
Repurchase Agreement	—	110,334,000	—	110,334,000
Total Short-Term Investments	50,418,440	110,334,000	—	160,752,440
Total Investments	$2,099,188,226	$117,902,393	$—	$2,217,090,619

MIST-356

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or “the Adviser”) or the relevant subadviser pursuant to authorization of the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) that are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid and asked prices. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are generally categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying instruments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), whose members are approved by the Board. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to the Trust’s custodian (“Custodian”) the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the Custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

MIST-357

Met Investors Series Trust

Notes to the Schedule of Investments

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Generally, the fair value of a security is the amount that the security’s owner might reasonably expect to receive for it upon its current sale in an orderly transaction.

Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-358

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant’s President and Peter H. Duffy, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Procedures”) and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Tupper have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: May 25, 2012

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 25, 2012